UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07729

 NAME OF REGISTRANT:                     Hansberger International
                                         Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 399 Boylston St.
                                         12th Floor
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Coleen Downs Dinneen, Esq.
                                         399 Boylston St.
                                         12th Floor
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-449-2810

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008





 Hansberger International Core Fund
 --------------------------------------------------------------------------------------------------------------------------
 Royal Philips Electronics N.V.
 --------------------------------------------------------------------------------------------------------------------------
 Security: 500472303
 Meeting Type: Annual
 Meeting Date: March 27, 2008
 Ticker: PHG
 ISIN: US5004723038
 --------------------------------------------------------------------------------------------------------------------------
 Prop.# Proposal 							Proposal       Proposal Vote 	For/Against
 									Type 				Management



 01 Approve Financial Statements and Statutory Reports 			Mgmt 		For 		For

 02 Approve Dividends of EUR 0.70 Per Share 				Mgmt 		For 		For

 03 Approve Discharge of Management Board 				Mgmt 		For 		For

 04 Approve Discharge of Supervisory Board 				Mgmt 		For 		For

 05 Ratify KPMG Accountants as Auditors 				Mgmt 		For 		For

 06 Elect K.A.L.M. van Miert to Supervisory Board 			Mgmt 		For 		For

 07 Elect E. Kist to Supervisory Board 					Mgmt 		For 		For

 08 Amend Long-Term Incentive Plan 					Mgmt 		For 		Against

 09 Approve Remuneration Report Containing Remuneration 		Mgmt 		For 		For
    Policy for Management Board Members

 10 Approve Remuneration of Supervisory Board 				Mgmt 		For 		For

 11 Amend Articles Re: Legislative Changes, 				Mgmt 		For 		For
    Amendments Share Repurchase Programs
    and Remuneration Supervisory Board Members

 12 Grant Board Authority to Issue Shares Up To 			Mgmt 		For 		For
    10X Percent of Issued Capital Plus Additional
    10 Percent in Case of Takeover/Merger

 13 Authorize Board to Exclude Preemptive Rights 			Mgmt 		For 		For
    from Issuance.

 14 Approve Cancellation of Shares 					Mgmt 		For 		For

 15 Authorize Repurchase of Up to Ten Percent of 			Mgmt            For             For
    Issued Share Capital

 16 Proposal to Renew Authorization to 					Mgmt            For             For
    Repurchase Shares Related with the share
    repurchase program.


Hansberger International Growth Fund
 --------------------------------------------------------------------------------------------------------------------------
 Royal Philips Electronics N.V.
 --------------------------------------------------------------------------------------------------------------------------
 Security: 500472303
 Meeting Type: Annual
 Meeting Date: March 27, 2008
 Ticker: PHG
 ISIN: US5004723038
 --------------------------------------------------------------------------------------------------------------------------
 Prop.# Proposal 							Proposal    Proposal Vote   For/Against
 									Type 			     Management


 01 Approve Financial Statements and Statutory Reports 			Mgmt          For              For

 02 Approve Dividends of EUR 0.70 Per Share                             Mgmt          For              For

 03 Approve Discharge of Management Board                               Mgmt          For              For

 04 Approve Discharge of Supervisory Board 				Mgmt 	      For              For

 05 Ratify KPMG Accountants as Auditors                                 Mgmt          For              For

 06 Elect K.A.L.M. van Miert to Supervisory Board                       Mgmt          For              For

 07 Elect E. Kist to Supervisory Board                                  Mgmt          For              For

 08 Amend Long-Term Incentive Plan                                      Mgmt          For              Against

 09 Approve Remuneration Report Containing Remuneration                 Mgmt          For              For
    Policy for Management Board Members

 10 Approve Remuneration of Supervisory Board                           Mgmt          For              For

 11 Amend Articles Re: Legislative Changes,                             Mgmt          For              For
    Amendments Share Repurchase Programs
    and Remuneration Supervisory Board Members

 12 Grant Board Authority to Issue Shares Up To                         Mgmt          For              For
    10X Percent of Issued Capital Plus Additional
    10 Percent in Case of Takeover/Merger

 13 Authorize Board to Exclude Preemptive Rights                        Mgmt          For              For
    from Issuance.

 14 Approve Cancellation of Shares                                      Mgmt          For              For

 15 Authorize Repurchase of Up to Ten Percent of                        Mgmt          For              For
    Issued Share Capital


 16 Proposal to Renew Authorization to                                  Mgmt          For              For
    Repurchase Shares Related with the share
    repurchase program.
    Hansberger Emerging Markets Fund


Hansberger Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED INFO SERVICE PUBLIC CO LTD                                                         Agenda Number:  701464656
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0014U183                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  TH0268010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the matters to be informed                        Mgmt          For                            For

2.     Approve to certify the minutes of the 2007 AGM            Mgmt          For                            For
       of shareholders held on 25 APR 2007

3.     Approve and certify the results of operation              Mgmt          For                            For
       for 2007

4.     Approve the balance sheet, statement of income            Mgmt          For                            For
       and statement of cash flow for FYE 31 DEC 2007

5.     Approve the program for the issuing and offering          Mgmt          For                            For
       of debt instruments by the Company

6.     Approve the dividend payment to the shareholders          Mgmt          For                            For
       for the FY 2007

7.     Approve the re-appointment of the retiring Directors      Mgmt          For                            For
       and appoint the New Director and the Designate
       Authorized Signatory

8.     Approve the Directors' remuneration for 2008              Mgmt          For                            For

9.     Appoint the Company's Auditors and approve to             Mgmt          For                            For
       determine the Auditors' remuneration for the
       YE 2008

10.    Approve the allotment of the additional ordinary          Mgmt          Against                        Against
       shares, at par value of THB 1 each, reserved
       for exercising the right in pursuance with
       the ESOP warrants due to the entering into
       terms and conditions of the prospectus

11.    Other matters                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AKBANK TURK ANONIM SIRKETI                                                                  Agenda Number:  701455140
--------------------------------------------------------------------------------------------------------------------------
    Security:  M0300L106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  TRAAKBNK91N6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint the Directing Council and approve to              Mgmt          For                            For
       sign the minutes of the general meeting

2.     Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       Internal Auditors and the Independent Auditor

3.     Ratify the balance sheet and profit and loss              Mgmt          For                            For
       statement for 2007 and grant discharge of the
       Board of Directors and the Auditors from the
       liabilities born from the operations and accounts
       of 2007

4.     Approve the disbursement of 2007 profits                  Mgmt          For                            For

5.     Ratify Mr. Bulent Adanir as a Director, who               Mgmt          For                            For
       is appointed to the freed place on Board during
       the year for the remaining period

6.     Amend Article 24 of the Bank's Articles of Association,   Mgmt          For                            For
       as specified

7.     Ratify the appointment of the Independent Auditor         Mgmt          For                            For
       for 2008 and 2009

8.     Approve the information to the shareholders               Mgmt          Abstain                        Against
       regarding the donations for 2007

9.     Authorize the Board of Directors in connection            Mgmt          For                            For
       with matters falling within the scope of Articles
       334 and 335 of the Turkish Commercial Code




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932692230
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Special
      Ticker:  AMX                                                                   Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       L  SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932864285
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Annual
      Ticker:  AMX                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US02364W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 ASUSTEK COMPUTER INC                                                                        Agenda Number:  701261341
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y04327105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  TW0002357001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 372031. DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR aFINIa
       HOLDS MORE THAN 300,000 SHARES aINCLUSIVEa,
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON
       / AGENT OTHER THAN ITSELF TO PERFORM THE VOTING.
       THE APPOINTMENT LETTER ISSUED TO THE OTHER
       PERSON / AGENT BY THE LOCAL AGENT OR REPRESENTATIVE
       MUST CLEARLY INDICATE THE FINI S VOTING INSTRUCTION
       FOR EACH ITEM IN THE AGENDA. FURTHERMORE, IF
       THE AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE. OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS  ABSTAIN . A RECOMMENDED LIST
       OF DIRECTORS / SUPERVISORS MAY BE GIVEN BY
       THE COMPANY UPON REQUEST. ACCORDING TO ARTICLE
       172-1 OF COMPANY LAW, SHAREHOLDER(S), WHO HOLDS
       1% OR MORE OF THE TOTAL OUTSTANDING SHARES
       OF A COMPANY, MAY MAKE WRITTEN PROPOSAL TO
       THE COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDERS
       MEETING. SUCH PROPOSAL MAY ONLY CONTAIN ONE
       MATTER AND LIMITED TO 300 WORDS. A PROPOSAL
       CONTAINING MORE THAN ONE MATTER AND/OR OVER
       300 WORDS SHALL NOT BE INCORPORATED INTO THE
       AGENDA. IN CONNECTION, THE COMPANY SHALL GIVE
       A PUBLIC NOTICE ON TO WHICH PLACE AND THE DEADLINE
       FOR SHAREHOLDERS TO SUBMIT SUCH PROPOSALS.
       FURTHERMORE, THE SHAREHOLDER WHO HAS SUBMITTED
       A WRITTEN PROPOSAL SHALL ATTEND, IN PERSON
       OR BY A PROXY, THE REGULAR SHAREHOLDERS  MEETING
       WHERE AT SUCH PROPOSAL IS TO BE DISCUSSED AND
       SHALL TAKE PART IN DISCUSSING IN THE MEETING.
       IF WE DO NOT RECEIVE YOUR VOTING INSTRUCTION
       BY RESPONSE DEADLINE, WE WILL ABSTAIN FROM
       VOTING ON ALL RESOLUTIONS ON YOUR BEHALF. THANK
       YOU.

A.1    Receive the 2006 business reports                         Non-Voting

A.2    Receive the 2006 financial statements                     Non-Voting

A.3    Receive the 2006 audited reports                          Non-Voting

A.4    Receive the status of local and Euro convertible          Non-Voting
       bond

A.5    The revision to the rules of the Board meeting            Non-Voting

A.6    Other presentations                                       Non-Voting

B.1    Approve to revise the rules of the shareholder            Mgmt          No vote
       meeting

B.2    Approve the 2006 financial statements                     Mgmt          No vote

B.3    Approve the 2006 profit distribution cash dividend:       Mgmt          No vote
       TWD 1.5 per share; stock dividend: 50 shares
       for 1,000 shares held

B.4    Approve to issue the new shares from retained             Mgmt          No vote
       earnings and staff bonus

B.5    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.6    Approve to revise the procedures of asset acquisition     Mgmt          No vote
       or disposal

B.7    Approve the issuance of new shares to participate         Mgmt          No vote
       the Global Depositary Receipt aGDRa issuance

B.8    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ASUSTEK COMPUTER INC                                                                        Agenda Number:  701352899
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y04327105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  TW0002357001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the plan of spin off ASUS'S Original              Mgmt          For                            For
       Design Manufacturer [ODM] for PC related business

A.2    Approve the plan of spin off ASUS'S Original              Mgmt          For                            For
       Design Manufacturer [ODM] for Chassis Research
       and Development as well as other Non-PC related
       business

A.3    Other issues and extraordinary proposals                  Mgmt          Abstain                        For

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR [FINI]
       HOLDS MORE THAN 300,000 SHARES [INCLUSIVE],
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON/AGENT
       OTHER THAN ITSELF TO PERFORM THE VOTING. THE
       APPOINTMENT LETTER ISSUED TO THE OTHER PERSON/AGENT
       BY THE LOCAL AGENT OR REPRESENTATIVE MUST CLEARLY
       INDICATE THE FINI'S VOTING INSTRUCTION FOR
       EACH ITEM IN THE AGENDA. FURTHERMORE, IF THE
       AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI'S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE. OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS 'ABSTAIN'. A RECOMMENDED LIST
       OF DIRECTORS/SUPERVISORS MAY BE GIVEN BY THE
       COMPANY UPON REQUEST. ACCORDING TO ARTICLE
       172-1 OF COMPANY LAW, SHAREHOLDER[S], WHO HOLDS
       1% OR MORE OF THE TOTAL OUTSTANDING SHARES
       OF A COMPANY MAY MAKE WRITTEN PROPOSAL TO THE
       COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDERS'
       MEETING. SUCH PROPOSAL MAY ONLY CONTAIN ONE
       MATTER AND LIMITED TO 300 WORDS. A PROPOSAL
       CONTAINING MORE THAN ONE MATTER AND/OR OVER
       300 WORDS SHALL NOT BE INCORPORATED INTO THE
       AGENDA. IN CONNECTION, THE COMPANY SHALL GIVE
       A PUBLIC NOTICE ON TO WHICH PLACE AND THE DEADLINE
       FOR SHAREHOLDERS TO SUBMIT SUCH PROPOSALS.
       FURTHERMORE, THE SHAREHOLDER WHO HAS SUBMITTED
       A WRITTEN PROPOSAL SHALL ATTEND, IN PERSON
       OR BY A PROXY, THE REGULAR SHAREHOLDERS' MEETING
       WHEREAT SUCH PROPOSAL IS TO BE DISCUSSED AND
       SHALL TAKE PART IN DISCUSSING IN THE MEETING.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASUSTEK COMPUTER INC                                                                        Agenda Number:  701595920
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y04327105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  TW0002357001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471277 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The establishment for the rules of the Board              Non-Voting
       meeting

B.1    Approve the 2007 financial statement                      Mgmt          For                            For

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          For                            For
       TWD 2.5 per share

B.3    Approve to issue the new shares from retained             Mgmt          For                            For
       earnings and staff bonus; stock dividend: 100
       for 1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          Against                        Against

B.5    Approve the procedures of endorsement, guarantee,         Mgmt          Against                        Against
       and monetary loans

B.6    Approve the status of capital injection by issuing        Mgmt          For                            For
       new shares or global depositary receipt

B.7.1  Elect Mr. Shih, Tsung-Tang [Shareholder No.               Mgmt          For                            For
       71] as a Director

B.7.2  Elect Mr. Tseng, Chiang-Sheng [Shareholder No.            Mgmt          For                            For
       25370] as a Director

B.7.3  Elect Mr. Shen, Cheng-Lai [Shareholder No. 80]            Mgmt          For                            For
       as a Director

B.7.4  Elect Mr. Hung, Hung-Chang [Shareholder No.               Mgmt          For                            For
       185] as a Director

B.7.5  Elect Mr. Ho, Ming-Sen [Shareholder No. 10]               Mgmt          For                            For
       as a Director

B.7.6  Elect Mr. Chen, Chih-Hsiung [Shareholder No.              Mgmt          For                            For
       217726] as a Director

B.7.7  Elect Mr. Chen, Yen-Cheng [Shareholder No 135]            Mgmt          For                            For
       as a Director

B.7.8  Elect Mr. Yang, Tze-Kaing [ ID No. A102241840]            Mgmt          For                            For
       as a Supervisor

B.7.9  Elect Mr. Cheng, Chung-Jen [Shareholder No.               Mgmt          For                            For
       264008] as a Supervisor

B7.10  Elect Mr. Chen, Yen-Cheng [Shareholder No. 185]           Mgmt          For                            For
       as a Supervisor

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.9    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA BRAD                                                                      Agenda Number:  701343737
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1808G109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Aug-2007
        ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.1    Approve to acquire the entirety of the shares             Mgmt          For                            For
       representing the Corporate capital of Banco
       BMC S.A. [BMC] by Banco Bradesco S.A. [BRADESCO],
       converting BMC into a wholly owned subsidiary
       of Bradesco, in accordance with the provisions
       in Articles 224, 225 and 252 of Law Number
       6.404/76 , through: a) ratification of the
       appointment of the appraisal companies of the
       assets of the companies; b) examination and
       approval of the protocol and justification
       instrument for the acquisition of the entirety
       of the shares representing the Corporate capital
       of Banco BMC S.A., as well as the appraisal
       reports on the assets of the companies; c)increase
       in the Corporate capital of Bradesco, in the
       amount of BRL 789,559,000,00, increasing it
       from BRL 18,000,000,000.00 to BRL 18,789,559,000.00,
       through the issuance of 18,599,132 new registered
       book entry shares, of no par value, with 9,299,618
       being common shares, and 9,299,514 being preferred
       shares, at the rate of 0.086331545 of a share
       in Bradesco for each BMC share, to be attributed
       to the BMC shareholders, with 0.043166014 being
       of a common share and 0.043165531 being of
       a preferred share, with the consequent amendment
       of the main part of Article 6 of the Corporate
       By-laws

I.2    Approve to increase the corporate capital of              Mgmt          For                            For
       Bradesco by BRL 210,441,000.00, increasing
       it to BRL 19,000,000,000.00, through the capitalization
       of part of the balance from the profits reserves
       legal reserves account, without issuing new
       shares, in accordance with Article 169(1) of
       Law Number 6.404/76, with the consequent amendment
       of the main part of Article 6 of the Corporate
       By-laws

I.3    Approve to partially amend the Corporate Bylaws,          Mgmt          For                            For
       formalizing the creation of the Ombudsman,
       which already exists in the Company, in compliance
       with Resolution Number 3477, dated 26 JUL 2007,
       of the National Monetary Council, in Article
       9, as specified, the position of Ombudsman,
       in Article 13, specifying the situations in
       which the Company may be represented solely
       by a Member of the Executive Committee or by
       attorney in fact, and in Article 24, increasing
       the number of Members of the Ethical Conduct
       Committee from 8 to 9 Members

I.4    Approve to consolidate the Corporate Bylaws,              Mgmt          For                            For
       so as to reflect the proposals mentioned in
       the previous items

II.    Approve to use consolidated financial statements          Mgmt          For                            For
       for Bradesco, in determining the operational
       limits dealt with by Article 1 of Resolution
       Number 2283, dated 05 JUN 1996, of the National
       Monetary Council, covering all of the financial
       companies controlled by BMC




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA BRAD                                                                      Agenda Number:  701434576
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1808G109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jan-2008
        ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to partially reform the Corporate Bylaws,         Mgmt          For                            For
       in the main part of Article 12, reducing three
       positions of regional officer and changing
       the title to officer, making the new name compatible
       with the activity done by the administrator,
       and as a consequence the second paragraph of
       the above mentioned article, paragraph 4 of
       Article 13 letter 'e' of Article 14 and Item
       II of Article 19 and in paragraph 3 of Article
       13, which discusses the individual representation
       of the Company, including the case of [Judicial
       Depositions]

2.     Approve to cancel 2,246,224 nominative, book              Mgmt          For                            For
       entry shares, with no par value, of which 828,700
       are common shares and 1,417,524 are preferred
       shares held in treasury, representative of
       its own share capital, without reduction of
       the same, amend the main part of Article 6
       of the Corporate Bylaws

3.     Approve to increase the share capital in the              Mgmt          For                            For
       amount of BRL 1,200,000,000.00, increasing
       it from BRL 19,000,000,000.00 to BRL 20,200,000,000.00,
       through the issuance of 27,906,977 new, nominative,
       book entry shares, with no par value, of which
       13,953,489 are common shares and 13,958,488
       are preferred shares, at the price of BRL 43.00
       per share, already taking into consideration
       the cancellation mentioned in Item '2', for
       private subscription by the shareholders in
       the period from 22 JAN 2008 to 22 FEB 2008,
       in the proportion of 1.382441029% of the shareholder
       positions that each one holds on the date of
       the meeting [04 JAN 2008], with the paying
       in cash of 100% of the amount of the shares
       subscribed for, on 17 MAR 2008




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA BRAD                                                                      Agenda Number:  701479392
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1808G109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Mar-2008
        ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Ratify the increase of the share capital, resolved        Mgmt          For                            For
       at the 210th EGM, which was held on 04 JAN
       2008, in the amount of BRL 1,200,000,000 increasing
       it from BRL 19,000,000,000 to BRL 20,200,000,000,
       through the subscription of 27,906,977 new
       nominative book entry shares, with no par value,
       of which 13,953,489 are common shares and 13,953,488
       are preferred shares, the notice to shareholders
       which was published in the Diario Oficial Do
       Estado De Sao Paulo and Diario Do Comercio,
       on 19 DEC 2007

2.     Approve the publicized to the market on 17 DEC            Mgmt          For                            For
       2007, to increase the share capital in the
       amount of BRL 2,800,000,000, increasing it
       from BRL 20,200,000,000 to BRL 23,000,000,000,
       through, a] capitalization of part of the balance
       of the profit reserve Bylaws account; b] bonus
       of 50% in shares, attributing to the shareholders
       of the Company, for free as a bonus 1 new share
       for each 2 shares of the same type, also including
       the shares subscribed for in the increase of
       the share capital mentioned in Item 1, simultaneous
       to the transaction on the Brazilian Market,
       there will be bonuses for the DRS Depositary
       Receipts on the American Market NYSE and the
       European Market Latibex, the base date for
       the right to the bonus will be communicated
       to the market by the Company, after approval
       of the respective process by the Brazilian
       Central Bank

3.     Amend the main part of Article 6 of the Corporate         Mgmt          For                            For
       Bylaws, as a result of the previous items




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA BRAD                                                                      Agenda Number:  701479443
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1808G109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Mar-2008
        ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.1    Approve the accounts of the Director's, Board             Mgmt          For                            For
       of Directors' annual report, the financial
       statements, including the distribution of the
       net profits and the Independent Auditor's report
       relating to FYE 31 DEC 2007

A.2    Elect the members of the Board of Directors               Mgmt          For                            For
       under Securities and Exchange Commission CVM
       Instructions Numbers 165 of 11, 19 DEC and
       91 and 282 of 26 JUN 1998, a minimum percentage
       of 5% share in the capital voting stock is
       necessary for shareholders to be able to require
       the adoption of the multiple voting procedure

A.3    Elect the members to the Finance Committee                Mgmt          For                            For

A.4    Approve to set the Director's global, annual              Mgmt          For                            For
       remuneration in accordance with the terms of
       the Company Bylaws

E.1    Approve the Board of Directors [a] to increase            Mgmt          For                            For
       from 3 to 4 the minimum number and from 6 to
       8 for the maximum number of members that make
       up the internal control and Compliance Committee,
       [b] to establish the Integrated Risk Management
       and Capital Allocation Committee, in keeping
       with the best practices of Corporate Governance

E.2    Approve to consolidate the Bylaws, for the purpose        Mgmt          For                            For
       of reflecting the proposals mentioned in the
       previous item




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL                                                                Agenda Number:  701315512
--------------------------------------------------------------------------------------------------------------------------
    Security:  P11427112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU.

1.     Amend Article 23rd of the Corporate By-Laws,              Mgmt          For                            For
       changing the number of Members of the Executive
       Committee of Banco Do Brasil S.A.

2.     Amend the Article 21st, 25th, 27th, 29th, 30th,           Mgmt          For                            For
       31st and 33rd/A of the Corporate By-Laws, changing
       the Mangement Dynamic of Banco Do Brasil S.A.

3.     Amend Article 13th of the Corporate By-Laws               Mgmt          For                            For
       that deals with impairments and prohibitions

4.     Amend Article 41st, which deals with the preparation      Mgmt          For                            For
       of the financial statements

5.     Amend Article 33rd, which deals with the Audit            Mgmt          For                            For
       Committee

6.     Amend the total annual amount of compensation             Mgmt          For                            For
       of the Members of the Management bodies as
       a result of the amendments contained in Item
       1




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL                                                                Agenda Number:  701374035
--------------------------------------------------------------------------------------------------------------------------
    Security:  P11427112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

I.     Approve the optional bringing forward of the              Mgmt          For                            For
       exercise of the Series C warrants to the month
       of NOV 2007

II.    Approve the inclusion of Article 33B in the               Mgmt          For                            For
       Corporate By-Laws to deal with the BANCO DO
       BRASIL OMBUDSMAN, in compliance with CMN instruction
       3477 dated 26 JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL                                                                Agenda Number:  701435489
--------------------------------------------------------------------------------------------------------------------------
    Security:  P11427112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend Article 7 of the Corporate Bylaws, contemplating    Mgmt          For                            For
       the increase of the share capital and the increase
       in the quantity of share that make up the shareholders
       base, as a result of the early exercise of
       the Series C Subscription Warrants

2.     Amend Article 33 of the Corporate Bylaws, including       Mgmt          For                            For
       impediment rules relative to the dynamic of
       functioning and the exercise of a position
       on the audit committee of Banco Do Brasil




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL                                                                Agenda Number:  701493431
--------------------------------------------------------------------------------------------------------------------------
    Security:  P11427112                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.1    Approve the Board of Directors, financial statements,     Mgmt          For                            For
       External Auditors and of the Finance Committee
       and documents opinion report relating to FYE
       31 DEC 2007

A.2    Approve to deliberate on the distribution of              Mgmt          For                            For
       the FY's net profits and distribution of dividends

A.3    Elect the Members of the Finance Committee                Mgmt          For                            For

A.4    Approve to set the members of Finance Committee           Mgmt          For                            For
       remuneration

A.5    Approve to set the Directors remuneration                 Mgmt          For                            For

E.1    Amend the Article 23 of the Corporate ByLaws              Mgmt          For                            For
       relating to the number of Members of the Executive
       Committee of Banco Do Brasil S.A




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S.A.                                                                            Agenda Number:  932577589
--------------------------------------------------------------------------------------------------------------------------
    Security:  05961W105                                                             Meeting Type:  Special
      Ticker:  BMA                                                                   Meeting Date:  01-Sep-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINT TWO SHAREHOLDERS TO SIGN THE MINUTES              Mgmt          For
       OF THE SHAREHOLDERS  MEETING.

02     EVALUATE THE CREATION OF A GLOBAL PROGRAM FOR             Mgmt          Against
       THE ISSUANCE OF SIMPLE SHORT, MEDIUM OR LONG-TERM
       NOTES, EITHER SUBORDINATED OR NOT, SECURED
       OR UNSECURED, PURSUANT TO THE PROVISIONS OF
       LAW 23,576, AS AMENDED BY LAW 23,962.

03     EVALUATE HOW THE PROCEEDS RAISED AS A RESULT              Mgmt          Against
       OF THE PLACEMENT OF THE NOTES TO BE ISSUED
       UNDER THE PROGRAM SHALL BE APPLIED.

04     EVALUATE THE REQUEST OF AUTHORIZATION (I) FOR             Mgmt          Against
       THE CREATION OF THE PROGRAM BEFORE THE COMISION
       NACIONAL DE VALORES ( CNV ); AND (II) OF THE
       PROGRAM FOR THE POSSIBLE LISTING AND/OR NEGOTIATION
       OF THE NOTES ISSUED UNDER THE PROGRAM.

05     DELEGATE THE NECESSARY POWERS TO THE BOARD SO             Mgmt          Against
       THAT IT MAY (I) DETERMINE AND ESTABLISH ALL
       TERMS AND CONDITIONS OF THE PROGRAM; (II) CARRY
       OUT ALL THE NECESSARY ACTS BEFORE THE CNV;
       (III) CARRY OUT ALL THE NECESSARY ACTS BEFORE
       THE BCRA; (IV) CARRY OUT THE NEGOTIATION WITH
       CAJA DE VALORES S.A. OR THE ENTITY; AND (V)
       HIRE ONE OR MORE INDEPENDENT NOTES RATING COMPANIES.

06     AUTHORIZE THE BOARD OF DIRECTORS TO SUB-DELEGATE          Mgmt          Against
       TO ONE OR MORE OF ITS MEMBERS, OR TO THE PERSON
       SUCH MEMBERS MAY DEEM APPROPRIATE, THE EXERCISE
       OF THE POWERS LISTED IN PARAGRAPH 5) ABOVE.

07     EVALUATE THE TRANSACTION WITH A RELATED PARTY,            Mgmt          Against
       REGARDING THE SALE OF THE CERTIFICATES REPRESENTING
       A PARTICIPATING INTEREST IN PUERTO MADERO SIETE
       TRUST, IN FAVOR OF THE DIRECTOR FERNANDO A.
       SANSUSTE.




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S.A.                                                                            Agenda Number:  932673898
--------------------------------------------------------------------------------------------------------------------------
    Security:  05961W105                                                             Meeting Type:  Annual
      Ticker:  BMA                                                                   Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINT TWO SHAREHOLDERS TO SIGN THE MINUTES              Mgmt          For
       OF THE SHAREHOLDERS  MEETING.

02     EVALUATE THE DOCUMENTATION PROVIDED FOR IN SECTION        Mgmt          For
       234, SUBSECTION 1 OF LAW NO. 19550, FOR THE
       FISCAL YEAR ENDED DECEMBER 31ST 2006.

03     EVALUATE BOTH THE MANAGEMENT OF THE BOARD OF              Mgmt          For
       DIRECTORS AND THE SUPERVISORY COMMITTEE.

04     EVALUATE THE DISTRIBUTION OF CASH DIVIDENDS,              Mgmt          For
       SUBJECT TO THE AUTHORIZATION OF BANCO CENTRAL
       DE LA REPUBLICA ARGENTINA. APPLICATION OF RETAINED
       EARNINGS FOR THE FISCAL YEAR 2006.

05     EVALUATE THE REMUNERATIONS OF THE MEMBERS OF              Mgmt          For
       THE BOARD OF DIRECTORS FOR THE FISCAL YEAR
       ENDED DECEMBER 31ST 2006.

06     EVALUATE THE REMUNERATIONS OF THE MEMBERS OF              Mgmt          For
       THE SUPERVISORY COMMITTEE.

07     EVALUATE THE REMUNERATION OF THE INDEPENDENT              Mgmt          For
       AUDITOR FOR THE FISCAL YEAR ENDED 12/31/2006.

08     APPOINT FOUR REGULAR DIRECTORS WHO SHALL HOLD             Mgmt          For
       OFFICE FOR THREE FISCAL YEARS. CHANGE THE NUMBER
       OF ALTERNATE DIRECTORS AND DESIGNATE TWO ALTERNATE
       DIRECTORS.

09     DETERMINE THE NUMBER OF MEMBERS WHO SHALL FORM            Mgmt          For
       THE SUPERVISORY COMMITTEE, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

10     APPOINT THE INDEPENDENT AUDITOR FOR THE FISCAL            Mgmt          For
       YEAR THAT SHALL END 12/31/2007.

11     DEFINE THE AUDITING COMMITTEE S BUDGET. DELEGATION        Mgmt          For
       TO THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 BHARAT FORGE LTD, PUNE                                                                      Agenda Number:  701322098
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y08825179                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jul-2007
        ISIN:  INE465A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007 and the profit and loss account for
       the YE 31 MAR 2007 and the reports of the Directors
       and the Auditors

2.     Declare a dividend on Preference Shares                   Mgmt          For                            For

3.     Declare a dividend on Equity Shares                       Mgmt          For                            For

4.     Re-appoint Mr. G.K. Agarwal as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. P.C. Bhalerao as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. S.M. Thakore as a Director, who            Mgmt          For                            For
       retires by rotation

7.     Re-appoint Mr. P.G. Pawar as a Director, who              Mgmt          For                            For
       retires by rotation

8.     Re-appoint Messrs Dalal and Shah, Chartered               Mgmt          For                            For
       Accountants, Mumbai as the Auditors of the
       Company until the conclusion of the next AGM
       of the Company and authorize the Board of Directors
       to fix their remuneration for the period




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  701316881
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0885K108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jul-2007
        ISIN:  INE397D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, consider and adopt the audited balance           Mgmt          For                            For
       sheet of the Company as at 31 MAR 2007, the
       profit and loss account, the cash flow statement
       for the YE on that date and the report of the
       Board of Directors and the Auditors thereon

2.     Re-appoint Mr. Kurt Hellstrom as a Director,              Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. N. Kumar as a Director, who retires        Mgmt          For                            For
       by rotation

4.     Re-appoint Mr. Paul O'Sullivan as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Pulak Prasad as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint Messrs. S. R. Batliboi & Associates,              Mgmt          For                            For
       Chartered Accountants, New Delhi, as the Statutory
       Auditors of the Company from the conclusion
       of this AGM until the conclusion of the next
       AGM, in place of Messrs. Price Waterhouse Coopers
       [PWC], the Statutory Auditors of the Company
       retiring at the conclusion of this AGM and
       authorize the Board of Directors to fix their
       remuneration

7.     Appoint Mr. Francis Heng Hang Song as a Director          Mgmt          For                            For
       of the Company, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  701344703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0885K108                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  07-Sep-2007
        ISIN:  INE397D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modifications, the               Mgmt          For                            For
       Scheme of Arrangement of Bharti Airtel Limited
       [Transferor Company/Applicant Company-I] with
       Bharti Infratel Limited [Transferee Company/Applicant
       Company-II]




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  701375811
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0885K108                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  INE397D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 419689 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

S.1    Amend, in accordance with Securities and Exchange         Mgmt          For                            For
       Board of India Guidelines 1999, as amended,
       and any other laws for the time being in force,
       the Bharti Airtel Employee Stock Option Scheme
       - I [ ESOP Scheme I] by substituting the existing
       Clause 12 relating to tax liabilities

S.2    Amend, in accordance with Securities and Exchange         Mgmt          For                            For
       Board of India Guidelines 1999, as amended,
       and any other laws for the time being in force,
       the Bharti Airtel Employee Stock Option Scheme
       - 2005 [ ESOP Scheme 2005] by substituting
       the existing Clause 19.1 relating to tax liability




--------------------------------------------------------------------------------------------------------------------------
 BUMIPUTRA-COMMERCE HOLDINGS BHD                                                             Agenda Number:  701540254
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1002C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 25 sen less income            Mgmt          For                            For
       tax of 26% for the YE 31 DEC 2007 payable on
       30 MAY 2008 to shareholders registered in the
       Company's books at the close of business on
       20 MAY 2008

3.     Re-elect Tan Sri Dato' Md Nor Md Yusof as a               Mgmt          For                            For
       Director, who retires in accordance with the
       Company's Articles of Association

4.     Re-elect Dato' Nazir Razak as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Dato' Mohd Shukri Hussin as a Director,          Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.     Re-elect Mr. Hiroyuki Kudo as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

7.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 90,000 per Director per annum in respect
       of the YE 31 DEC 2007

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company at any time until the conclusion
       of the next AGM and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that the aggregate number of shares to be issued
       does not exceed 10% of the issued share capital
       of the Company for the time being, subject
       always to the approval of all the relevant
       regulatory bodies being obtained for such allotment
       and issue

10.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965 [as may be amended, modified or re-enacted
       from time to time], the Company's Articles
       of Association and the requirements of the
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and approvals of all relevant governmental
       and/or regulatory authorities, to purchase
       such number of ordinary shares of MYR 1.00
       each in the Company [proposed Shares Buy-Back]
       as may be determined by the Board of Directors
       of the Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Board of Directors may deem fit and expedient
       in the interest of the Company provided that
       the aggregate number of ordinary shares purchased
       and/or held pursuant to this resolution does
       not exceed 10% of the total issued and paid-up
       share capital of the Company at any point in
       time and an amount not exceeding the total
       retained profits of approximately MYR 1,335.3
       Million and/or share premium account of approximately
       MYR 5,174.2 Million of the Company based on
       the audited financial statements for the FYE
       31 DEC 2007 be allocated by the Company for
       the proposed Shares Buy-Back and that the ordinary
       shares of the Company to be purchased are to
       be cancelled and/or retained as treasury shares
       and subsequently be cancelled, distributed
       as dividends or re-sold on Bursa Securities;
       and authorize the Board of Directors of the
       Company to do all acts and things to give effect
       to the proposed Shares Buy-Back; [Authority
       expires the earlier of the conclusion of the
       next AGM of BCHB in 2009 or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932606570
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     CONSIDERATION AND, IF APPLICABLE, AUTHORIZATION           Mgmt          For                            For
       OF A TRANSACTION, AFTER HEARING A REPORT BY
       THE CHIEF EXECUTIVE OFFICER AND THE OPINION
       OF THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932673874
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE         Mgmt          For                            For
       OFFICER, INCLUDING THE COMPANY S FINANCIAL
       STATEMENTS, REPORT OF VARIATIONS OF CAPITAL
       STOCK, AND PRESENTATION OF THE REPORT BY THE
       BOARD OF DIRECTORS, FOR THE FISCAL YEAR ENDED
       DECEMBER 31, 2006, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     PROPOSAL FOR: (I) THE ALLOCATION OF PROFITS               Mgmt          For                            For
       AND (II) THE MAXIMUM AMOUNT OF FUNDS TO BE
       USED FOR THE PURCHASE OF COMPANY SHARES.

03     PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE             Mgmt          For                            For
       COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZATION
       CHARGED AGAINST RETAINED EARNINGS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

04     APPOINTMENT OF DIRECTORS, AND MEMBERS AND PRESIDENT       Mgmt          For                            For
       OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE,
       ACCORDING TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED
       FOR CONSIDERATION AT THE MEETING.

05     COMPENSATION OF DIRECTORS AND MEMBERS OF THE              Mgmt          For                            For
       AUDIT AND CORPORATE PRACTICES COMMITTEE, ACCORDING
       TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED FOR
       CONSIDERATION AT THE MEETING.

06     APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS     Mgmt          For                            For
       ADOPTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932854828
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  24-Apr-2008
        ISIN:  US1512908898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE         Mgmt          For                            For
       OFFICER, INCLUDING THE COMPANY'S FINANCIAL
       STATEMENTS, REPORT OF VARIATIONS OF CAPITAL
       STOCK, AND PRESENTATION OF THE REPORT BY THE
       BOARD OF DIRECTORS, FOR THE FISCAL YEAR ENDED
       DECEMBER 31, 2007, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     PROPOSAL FOR: (I) THE ALLOCATION OF PROFITS               Mgmt          For                            For
       AND (II) THE MAXIMUM AMOUNT OF FUNDS TO BE
       USED FOR THE PURCHASE OF COMPANY SHARES.

03     PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE             Mgmt          For                            For
       COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZATION
       OF RETAINED EARNINGS.

04     APPOINTMENT OF DIRECTORS, AND MEMBERS AND PRESIDENT       Mgmt          For                            For
       OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE.

05     COMPENSATION OF DIRECTORS AND MEMBERS OF THE              Mgmt          For                            For
       AUDIT AND CORPORATE PRACTICES COMMITTEE.

06     APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS     Mgmt          For                            For
       ADOPTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CEZ A.S., PRAHA                                                                             Agenda Number:  701543325
--------------------------------------------------------------------------------------------------------------------------
    Security:  X2337V121                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  CZ0005112300
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Chairman of the general meeting minutes         Mgmt          For                            For
       of the keeper, scrutineers, and the verify
       the records

2.     Receive the reports on the Company entrepreneurial        Mgmt          For                            For
       activity and the state of its property in the
       year 2207

3.     Receive the report of the Supervisory Board               Mgmt          For                            For

4.     Approve the closing of books and the consolidated         Mgmt          For                            For
       closing of books Cez Group 2007

5.     Approve the division of the profit including              Mgmt          For                            For
       the decision on payment of the dividends and
       the bonuses

6.     Approve to change in the Company status                   Mgmt          For                            For

7.     Approve the decrease of Capital equity                    Mgmt          For                            For

8.     Approve the acquisition of the Company own shares         Mgmt          For                            For

9.     Approve the volume of the financial means for             Mgmt          For                            For
       the provision of gifts

10.    Approve to change of the conception of the business       Mgmt          For                            For
       activities

11.    Approve to conform the co-option recall and               Mgmt          For                            For
       elect the Supervisory Members

12.    Approve the contract of performance of the post           Mgmt          For                            For
       of the Supervisory Members

13.    Approve the changes of the Option Program                 Mgmt          Against                        Against

14.    Approve the Capital live assurance for the Company        Mgmt          For                            For
       Bodies

15.    Conclusion                                                Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHI MEI OPTOELECTRONIC CORP                                                                 Agenda Number:  701088456
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1371T108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Dec-2006
        ISIN:  TW0003009007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of new shares via private            Mgmt          No vote
       placement

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE AND ADDITIONAL NON VOTABLE RESOLUTION.
       PLEASE ALSO NOTE THE NEW CUT-OFF 08 DEC 2006.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

2.     Special mentions                                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701220991
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14369105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  CN000A0LFFW0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of the Company for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of the Company for the year 2006

3.     Approve the audited consolidated financial statements     Mgmt          No vote
       of the Company for the year 2006

4.     Approve the Profit Distribution Plan for the              Mgmt          No vote
       year 2006 as recommended by the Board of Directors
       of the Company

5.     Re-appoint PricewaterhouseCoopers as the Company          Mgmt          No vote
       s International Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company
       s domestic Auditors for a term ending at the
       next AGM of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

S.6    Authorize the Board of Directors of the Company           Mgmt          No vote
       to allot, issue and deal with additional H
       Shares and domestic shares of the Company,
       either separately or concurrently, and to make
       or grant offers, agreements and options in
       respect thereof, during and after the relevant
       period; not exceed 20% of each of the existing
       domestic shares and overseas listed foreign
       shares of the Company in issue as at the date
       of this resolution; otherwise than pursuant
       to (x) a rights issue, or (y) any option scheme
       or similar arrangement adopted by the Company
       from time to time for the grant or issue to
       Officers and/or employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; and the Board
       of Directors will only exercise its power under
       such mandate in accordance with the Company
       Law of the PRC and the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited aas amended from time
       to timea and only if all necessary approvals
       from relevant PRC government authorities are
       obtained; and authorize the Board of Directors
       to amend the Articles of Association of the
       Company as it thinks fit so as to increase
       the registered share capital and reflect the
       new capital structure of the Company upon the
       allotment and issuance of shares as contemplated
       in this resolution; contingent on the Board
       of Directors resolving to issue shares pursuant
       to  this resolution, and the Board of Directors
       to execute and do or procure to be executed
       and done, all such documents, deeds and things
       as it may consider necessary in connection
       with the issue of such shares including, without
       limitation, determining the size of the issue,
       the issue price, the use of proceeds from the
       issue, the target of the issue and the place
       and time of the issue, making all necessary
       applications to the relevant authorities, entering
       into an underwriting agreement or any other
       agreements, and making all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other authorities; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the 12
       months perioda

       Transact other matters                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701569987
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14369105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Approve the profit distribution and dividend              Mgmt          For                            For
       distribution plan for the year 2007 as recommended
       by the Board of Directors of the Company

5.     Appoint Mr. Zhang Changfu as a Non-Executive              Mgmt          For                            For
       Director of the Company

6.     Appoint Mr. Zou Qiao as a Independent Non-Executive       Mgmt          For                            For
       Director of the Company

7.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       international Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company's
       domestic Auditors for a term ending at the
       next AGM of the Company and authorize the Board
       of Directors of the Company to determine their
       respective remuneration

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional H
       shares and domestic shares of the Company,
       either separately or concurrently, and to make
       or grant offers, agreements and options in
       respect thereof, subject to the following conditions:
       such mandate shall not extend beyond the relevant
       period save that the Board of Directors may
       during the relevant period make or grant offers,
       agreements or options which might require the
       exercise of such powers after the end of the
       relevant period; the number of the domestic
       shares and H shares issued and allotted or
       agreed conditionally or unconditionally to
       be issued and allotted [whether pursuant to
       an option or otherwise] by the Board of Directors
       otherwise than pursuant to (x) a rights issue,
       or (y) any option scheme or similar arrangement
       adopted by the Company from time to time for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, shall not exceed 20% of each of the
       existing domestic shares and H shares of the
       Company in issue as at the date of this resolution;
       and the Board of Directors will only exercise
       its power under such mandate in accordance
       with the Company Law of the PRC and the rules
       governing the listing of securities on the
       stock exchange of Hong Kong Limited [as amended
       from time to time] and only if all necessary
       approvals from relevant PRC government authorities
       are obtained; to make such amendments to the
       Articles of Association of the Company as it
       thinks fit so as to increase the registered
       share capital and reflect the new capital structure
       of the Company upon the allotment and issuance
       of shares as contemplated in above; contingent
       on the Board of Directors resolving to issue
       shares pursuant of this resolution, the Board
       of Directors to approve, execute and do or
       procure to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       including, without limitation, determining
       the size of the issue, the issue price, the
       use of proceeds from the issue, the target
       of the issue and the place and time of the
       issue, making all necessary applications to
       the relevant authorities, entering into an
       underwriting agreement or any other agreements,
       and making all necessary filings and registrations
       with the relevant PRC, Hong Kong and other
       authorities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       following the passing of this resolution or
       the expiration of the 12-month period following
       the passing of this resolution]

       Other matters if any                                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  701584636
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1397N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471465 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 report of the Board of Directors         Mgmt          For                            For

2.     Approve the 2007 report of the Board of Supervisors       Mgmt          For                            For

3.     Approve the 2007 final financial accounts                 Mgmt          For                            For

4.     Approve the 2008 capital expenditure budget               Mgmt          For                            For

5.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       second half of 2007 and 2008 interim profit
       distribution policy

6.     Appoint the Auditors for 2008                             Mgmt          For                            For

7.     Approve the 2007 Final Emoluments Distribution            Mgmt          For                            For
       Plan for the Directors and the Supervisors

S.8    Approve the proposed resolution on the issue              Mgmt          For                            For
       of Subordinated Bonds

9.     Appoint Ms. Xin Shusen as an Executive Director           Mgmt          Against                        Against
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701193334
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14965100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          No vote
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2006

2.i    Declare an ordinary final dividend for the YE             Mgmt          No vote
       31 DEC 2006

2.ii   Declare a special final dividend for the YE               Mgmt          No vote
       31 DEC 200

3.i    Re-elect Mr. Wang Jianzhou as a Directo                   Mgmt          No vote

3.ii   Re-elect Mr. Li Yue as a Director                         Mgmt          No vote

3.iii  Re-elect Mr. Zhang Chenshuang as a Director               Mgmt          No vote

3.iv   Re-elect Mr. Frank Wong Kwong Shing as a Director         Mgmt          No vote

3.v    Re-elect Mr. Paul Michael Donovan as a Director           Mgmt          No vote

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          No vote
       authorize the Directors to fix their remuneration

5.     Authorize the Directors during the relevant               Mgmt          No vote
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares aSharesa and the aggregate nominal amount
       of Shares which may be purchased on The Stock
       Exchange of Hong Kong Limited or any other
       stock exchange on which securities of the Company
       may be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited shall not exceed or represent
       more than 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution, and
       the said approval shall be limited accordingly;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be helda

6.     Authorize the Directors to allot, issue and               Mgmt          No vote
       deal with additional shares in the Company
       aincluding the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereaftera provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; aif the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Companya the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution aup to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolutiona;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be helda

7.     Authorize the Directors to issue, allot and               Mgmt          No vote
       deal with shares by the number of shares repurchased,
       as specified in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701538906
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14965100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.i    Declare an ordinary final dividend for the YE             Mgmt          For                            For
       31 DEC 2007

2.ii   Declare a special final dividend for the YE               Mgmt          For                            For
       31 DEC 2007

3.i    Re-elect Mr. Lu Xiangdong as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Xue Taohai as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Huang Wenlin as a Director                   Mgmt          Against                        Against

3.iv   Re-elect Mr. Xin Fanfei as a Director                     Mgmt          For                            For

3.v    Re-elect Mr. Lo Ka Shui as a Director                     Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.     Authorize the Directors, to purchase shares               Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] and
       the aggregate nominal amount of Shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Futures Commission of Hong
       Kong and The Stock Exchange of Hong Kong Limited
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or within which the next AGM
       of the Company is required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [if the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with shares by the number of shares repurchased
       up to 10% of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution, as specified
       in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701560030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Hao Jian Min as a Director                   Mgmt          For                            For

2.B    Re-elect Mr. Wu Jianbin as a Director                     Mgmt          Against                        Against

2.C    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this Resolution; [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be
       held]

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong] to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements, options and rights of exchange
       during the relevant period, not exceeding the
       aggregate of a) 20% of the share capital of
       the Company; and b) the nominal amount of share
       capital repurchased [up to 10% of the aggregate
       nominal amount of the share capital], otherwise
       than pursuant to a) a rights issue; or b) the
       exercise of subscription or conversion rights
       under the terms of any bonds or securities
       which are convertible into shares of the Company
       ; or c) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or d) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7 to extend the general mandate
       granted to the Directors of the Company pursuant
       to the Resolution 7, by an amount representing
       the aggregate nominal amount of share capital
       of the Company purchased by the Company under
       the authority granted pursuant to the Resolution
       6, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701253332
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  CN0005789556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378260 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of Sinopec Corporation for the YE 31 DEC 2006

2.     Approve the report of the Supervisory Board               Mgmt          No vote
       of the Sinopec Corporation for the YE 31 DEC
       2006

3.     Approve the audited financial report and consolidated     Mgmt          No vote
       financial report of Sinopec Corporation for
       the YE 31 DEC 2006

4.     Approve the Profit Distribution Plan and distribution     Mgmt          No vote
       of the final dividend of the Sinopec Corporation
       for the YE 31 DEC 2006

5.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          No vote
       and Overseas Auditors of Sinopec Corporation
       for the year 2007, respectively, and authorize
       the Board of Directors to determine their remunerations

6.     Approve the Sichuan-to-East China Gas Project             Mgmt          No vote
       athe Gas Projecta and authorize the Board to
       take all necessary actions in relation to the
       Gas Project, including but not limited to the
       formulation and execution of all the necessary
       legal documents aas specifieda

S.7    Authorize the Board of Directors, on the flexibility      Mgmt          No vote
       of issuance of new shares, the Board of Director
       proposes to obtain a general mandate from shareholders;
       to allot, issue and deal with shares not exceeding
       20% of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation, notwithstanding the obtaining
       of the general mandate, any issue of domestic
       shares need shareholders  approval at shareholders
       meeting in accordance with the relevant PRC
       Laws and regulations: subject to below and
       pursuant to the Company Law athe Company Lawa
       of the People Republic of China aPRCa and the
       listing rules of the relevant stock exchange
       aas amended from time to timea, the exercised
       by the Board of Directors of Sinopec Corporation,
       of all the power of Sinopec Corporation, granted
       by the general and unconditional mandate to
       allot, issue and deal with shares during the
       relevant period and to determine the terms
       and condition for the allotment and issue of
       new shares including as specified a) class
       and number of new shares to be issued b) price
       determination method of new shares and/or issue
       price aincluding price rangea c) the starting
       and closing dates for the issue d) class and
       number of the new shares to be issued to existing
       shareholders and e) the making or granting
       of offers, agreements and options which might
       require the exercise of such power; during
       the Relevant Period to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the Relevant Period; the aggregate nominal
       amount of new domestic listed shares and new
       overseas listed foreign shares allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with awhether
       pursuant to an option or otherwisea by the
       Board of Directors of Sinopec Corporation,
       otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation; authorize the Board of
       Directors of Sinopec Corporation must i) comply
       with the Company Law of the PRC and the relevant
       regulatory stipulations aas amended from time
       to timea of the places where Sinopec Corporation
       is listed; and ii) obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments;  Relevant
       Period  means the period from the date of passing
       this resolution until whichever is the earliest
       of 12 months from the date of passing this
       resolution; the conclusion of the next AGM
       of Sinopec Corporation; and the revocation
       or variation of the mandate granted under this
       resolution by special resolution of the shareholders
       in general meeting; of Sinopec Corporation
       subject to the approval of the relevant authotities
       of the PRC and in accordeance with the Company
       Law of the PRC, to increase the registered
       capital of Sinopec Corporation to the required
       amount as specified; sign the necessary documents,
       complete the necessary formalities and take
       other necessary steps to complete the allotment
       and issue and listing of new shares, provided
       the same do not violate the relevant laws,
       administrative regulations, listing rules of
       the relevant Stock Exchanges and the Articles
       of Association; subject to the approval of
       the relevant PRC authorities, to make appropriate
       and necessary amendments to Article 20 and
       Article 23 of the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation at time of completion of
       the allotment and issue of new shares in order
       to reflect the alteration of the share capital
       structure and registered capital of Sinopec
       Corporation, pursuant to the exercise of this
       mandate

S.8    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.9, to issue Corporate Bonds according to
       its actual funding requirements in compliance
       with the relevant PRC Laws and regulations,
       such approvals shall be valid from the date
       of approvals passed at the AGM until the date
       of the AGM for the year 2007; the maximum accumulated
       balance of the Bonds shall not exceed 40% of
       the net assets, which at the time of the issue
       of the Bonds in question will be calculated
       on the basis of the net assets contained in
       the latest audited consolidated financial statements
       of Sinopec Corp. prepared pursuant to the PRC
       Accounting Rules and Regulations aas specifieda

S.9    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.8, to consider and grant to the Board an
       unconditional and general mandate to deal with
       all matters in connection with the issue of
       Corporate Bonds, including but not limited
       to, determine the specified terms and conditions
       of the Corporate Bonds and other related matters
       in accordance with the needs of Sinopec Corp.
       and the market conditions, including the determination
       of the exact amount of corporate bonds within
       the upper limit as specified and the formulation
       and execution of all necessary legal documents
       for such purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701313138
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Aug-2007
        ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Su Shulin as a Director of the third            Mgmt          For                            For
       session of the Board of Sinopec Corporation




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701378829
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the Issuance Size                                 Mgmt          For                            For

S.1.2  Approve the Issuance Price                                Mgmt          For                            For

S.1.3  Approve the Issuance Target, Method of Issuance           Mgmt          For                            For
       and Arrangement of Sale to Existing Shareholders

S.1.4  Approve the term of the Bonds                             Mgmt          For                            For

S.1.5  Approve the interest rate of the Bonds with               Mgmt          For                            For
       Warrants

S.1.6  Approve the term and method of repayment for              Mgmt          For                            For
       principal and interest

S.1.7  Approve the term of redemption                            Mgmt          For                            For

S.1.8  Approve the guarantee                                     Mgmt          For                            For

S.1.9  Approve the term of the Warrants                          Mgmt          For                            For

S1.10  Approve the conversion period of the Warrants             Mgmt          For                            For

S1.11  Approve the proportion of Exercise Rights for             Mgmt          For                            For
       the Warrants

S1.12  Approve the exercise price of the Warrants                Mgmt          For                            For

S1.13  Approve the adjustment of the exercise price              Mgmt          For                            For
       of the Warrants

S1.14  Approve the use of proceeds from the proposed             Mgmt          For                            For
       Issuance

S1.15  Approve the validity of the Resolution                    Mgmt          For                            For

S1.16  Authorize the Board of Directors to complete              Mgmt          For                            For
       the Specific Matters of the Proposed Issuance

2.     Approve the feasibility of the projects to be             Mgmt          For                            For
       invested with the proceeds from the proposed
       issuance

3.     Approve the description prepared by the Board             Mgmt          For                            For
       of Directors on the use of proceeds from the
       previous issuance




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701536902
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of Sinopec Corporation for the YE 31 DEC 2007

2.     Approve the report of the Supervisory Board               Mgmt          For                            For
       of Sinopec Corporation for the YE 31 DEC 2007

3.     Approve the audited financial report and consolidated     Mgmt          For                            For
       financial report of Sinopec Corporation for
       the YE 31 DEC 2007

4.     Approve the profit distribution plan and distribution     Mgmt          For                            For
       of final dividend of Sinopec Corporation for
       the YE 31 DEC 2007

5.     Approve the re-appointment of KPMG Huazhen and            Mgmt          For                            For
       KPMG as the domestic and overseas auditors
       of Sinopec Corp. for the year 2008, respectively,
       and to authorize the Board of Directors to
       determine their remunerations

6.     Authorize the Board of Directors to determine             Mgmt          For                            For
       the interim profit distribution plan of Sinopec
       Corp. for 2008

S.7    Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: In order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to obtain a general mandate
       from shareholders; Under the general mandate,
       to allot, issue and deal with shares not exceeding
       20% of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation However, notwithstanding the obtaining
       of the general mandate, any issue of domestic
       shares needs shareholders; approval at shareholders;
       meeting in accordance with the relevant PRC
       laws and regulations It is resolved as follow:
       Subject to paragraphs and pursuant to the Company
       Law (the Company Law] of the Peoples Republic
       of China (the PRC) and the listing rules of
       the relevant stock exchanges (as amended from
       time to time), the exercise by the Board of
       Directors of Sinopec Corporation of all the
       powers of Sinopec Corporation granted by the
       general and unconditional mandate to allot,
       issue and deal with shares during the Relevant
       Period and to determine the terms and conditions
       for the allotment and issue of new shares including
       the following terms: (a) class and number of
       new shares to be issued; (b) price determination
       method of new shares and/or issue price (including
       price range); (c) the starting and closing
       dates for the issue; (d) class and number of
       the new shares to be issued to existing shareholders;
       and (e) the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; (2) The approval in paragraph
       (1) to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers after the end of the Relevant
       Period.; (3) The aggregate nominal amount of
       new domestic listed shares and new overseas
       listed foreign shares allotted, issued and
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with (whether
       pursuant to an option or otherwise) by the
       Board of Directors of Sinopec Corporation pursuant
       to the approval in paragraph (1), otherwise
       than pursuant to issue of shares by conversion
       of the surplus reserve into share capital in
       accordance with the Company Law of the PRC
       and the Articles of Association of Sinopec
       Corporation, shall not exceed 20% of each class
       of the existing domestic listed shares and
       overseas listed foreign shares of Sinopec Corporation
       (4) In exercising the powers granted in paragraph
       (1), the Board of Directors of Sinopec Corporation
       must (i) comply with the Company Law of the
       PRC and the relevant regulatory stipulations
       (as amended from time to time) of the places
       where Sinopec Corporation is listed; and (ii)
       obtain approval from China Securities Regulatory
       Commission and other relevant PRC government
       departments (6) the Board of Directors of Sinopec
       Corporation, subject to the approval of the
       relevant authorities of the PRC and in accordance
       with the Company Law of the PRC, to increase
       the registered capital of Sinopec Corporation
       to the required amount upon the exercise of
       the powers pursuant to paragraph to sign the
       necessary documents, complete the necessary
       formalities and take other necessary steps
       to complete the allotment and issue and listing
       of new shares, provided the same do not violate
       the relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       to make appropriate and necessary amendments
       to Article 20 and Article 23 of the Articles
       of Association after completion of the allotment
       and issue of new shares according to the method,
       type and number of the allotment and issue
       of new shares by Sinopec Corporation and the
       actual situation of the shareholding structure
       of Sinopec Corporation at the time of completion
       of the allotment and issue of new shares in
       order to reflect the alteration of the share
       capital structure and registered capital of
       Sinopec Corporation pursuant to the exercise
       of this mandate[Authority expires the earlier
       at conclusion of the next AGM of Sinopec Corporation
       or 12 months from the date of passing this
       Resolution

S.8    Approve the resolution regarding the issue of             Mgmt          For                            For
       domestic Corporate bonds in principal amount
       not exceeding RMB 20 billion within 24 months
       after the date of such resolution passed at
       AGM as specified

S.9    Authorize the Board of Directors to deal with             Mgmt          For                            For
       all matters in connection with the issue of
       domestic Corporate bonds as specified

S.10   Approve the resolution regarding the amendments           Mgmt          For                            For
       to the Articles of Association of Sinopec Corporation
       according to the prevailing market conditions
       and the needs for further development of the
       business of Sinopec Corporation, it is proposed
       to amend the relevant provisions relating to
       the business scope of Sinopec Corporation in
       Article 12 of Articles of Association as specified

S.11   Authorize the Secretary to the Board to make              Mgmt          For                            For
       further necessary amendments to the wording
       or sequence of the revised business scope mentioned
       in Resolution 10 above based on the requirements
       of the approval authorities and the Administration
       for Industry and Commerce




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY GROUP LTD                                                                     Agenda Number:  701583519
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1509D116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  CNE1000007Z2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the work report of Independent Directors          Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

5.     Approve the re-appointment of Deloitte Touche             Mgmt          For                            For
       Tohmatsu as the Company's International Auditors
       and Deloitte Touche Tohmatsu CPA Ltd as the
       Company's Domestic Auditors for a term ending
       at the next AGM of the Company and authorize
       the Board of Directors of the Company to determine
       their remuneration

6.     Approve the remuneration for the Independent              Mgmt          For                            For
       Directors of the Company

7.     Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2007

8.     Approve the provision of guarantee to Lince               Mgmt          For                            For
       Railway Company Limited and China Railway Sunnit
       Engineering Company Limited

9.     Approve the provision of guarantee by various             Mgmt          Against                        Against
       subsidiaries of the Company

S10.A  Amend the Article 22, of Articles of Association          Mgmt          For                            For
       of the Company as specified

S10.B  Amend the Paragraph (15) of Article 146 of Articles       Mgmt          For                            For
       of Association of the Company as specified

S10.C  Amend the Paragraph (4) of Article 152 of Articles        Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  701516974
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1504C113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2007

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company in 2007

6.     Re-appoint KPMG Huazhen and KPMG as the PRC               Mgmt          For                            For
       and International Auditors respectively of
       the Company for 2008; and authorize the Committee
       appointed by the Board comprising Messrs. Chen
       Biting and Ling Wen, all being Directors of
       the Company, to determine their remuneration

7.     Approve the amendments to the "Connected Transaction      Mgmt          Against                        Against
       Decision System of China Shenhua Energy Company
       Limited"




--------------------------------------------------------------------------------------------------------------------------
 CHINATRUST FINANCIAL HOLDINGS COMPANY LTD                                                   Agenda Number:  701262951
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15093100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2007
        ISIN:  TW0002891009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Business and financial reports for 2006                   Non-Voting

A.2    The Supervisors  report                                   Non-Voting

A.3    Dissemination of Article 4, 5 and 16 of Financial         Non-Voting
       Holding Company Act

B.1    The 2006 financial reports                                Mgmt          No vote

B.2    Proposed make-up plan for losses of the Company           Mgmt          No vote
       for 2006

C.1    Proposed amendment to the Procedure for the               Mgmt          No vote
       Acquisition or Disposition of Assets

C.2    Proposed amendment to the Rules Governing Election        Mgmt          No vote
       of Directors and Supervisors of the Company

C.3    Amendment of Articles of Incorporation                    Mgmt          No vote

D.     Extemporaneous proposals                                  Mgmt          No vote

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR (FINI)
       HOLDS MORE THAN 300,000 SHARES (INCLUSIVE),
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORISATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON
       / AGENT OTHER THAN ITSELF TO PERFORM THE VOTING.
       THE APPOINTMENT LETTER ISSUED TO THE OTHER
       PERSON / AGENT BY THE LOCAL AGENT OR REPRESENTATIVE
       MUST CLEARLY INDICATE THE FINI S VOTING INSTRUCTION
       FOR EACH ITEM IN THE AGENDA. FURTHERMORE, IF
       THE AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE. OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS  ABSTAIN . A RECOMMENDED LIST
       OF DIRECTORS / SUPERVISORS MAY BE GIVEN BY
       THE COMPANY UPON REQUEST. ACCORDING TO ARTICLE
       172-1 OF COMPANY LAW, SHAREHOLDER(S), WHO HOLDS
       ONE PERCENT OR MORE OF THE TOTAL OUTSTANDING
       SHARES OF A COMPANY, MAY MAKE WRITTEN PROPOSAL
       TO THE COMPANY FOR DISCUSSION AT A REGULAR
       SHAREHOLDERS  MEETING. SUCH PROPOSAL MAY ONLY
       CONTAIN ONE MATTER AND LIMITED TO 300 WORDS.
       A PROPOSAL CONTAINING MORE THAN ONE MATTER
       AND/OR OVER 300 WORDS SHALL NOT BE INCORPORATED
       INTO THE AGENDA. IN CONNECTION, THE COMPANY
       SHALL GIVE A PUBLIC NOTICE ON TO WHICH PLACE
       AND THE DEADLINE FOR SHAREHOLDERS TO SUBMIT
       SUCH PROPOSALS. FURTHERMORE, THE SHAREHOLDER
       WHO HAS SUBMITTED A WRITTEN PROPOSAL SHALL
       ATTEND, IN PERSON OR BY A PROXY, THE REGULAR
       SHAREHOLDERS  MEETING WHEREAT SUCH PROPOSAL
       IS TO BE DISCUSSED AND SHALL TAKE PART IN DISCUSSING
       IN THE MEETING. THANK YOU.

       In order to facilitate its AGM and avoid deferred         Non-Voting
       meeting due to lack of quorum as well as to
       increase its level of corporate governance,
       CFHC strongly recommends all its shareholders
       to participate at the AGM by exercising their
       voting rights directly or through their custodian
       banks.




--------------------------------------------------------------------------------------------------------------------------
 CHINATRUST FINANCIAL HOLDINGS COMPANY LTD                                                   Agenda Number:  701588848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15093100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0002891009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Business and financial reports for 2007.                  Non-Voting

A.2    The Supervisors Report.                             Non-Voting

A.3    Revision of CFHC & its subsidiaries' donation             Non-Voting
       Policy.

A.4    Revision of part of the Procedures of Board               Non-Voting
       Meetings.

B.1    Approve 2007 financial reports.                           Mgmt          For                            For

B.2    Approve the distribution of earnings for 2007.            Mgmt          For                            For

B.3    Approve that the capital of the Company be increased      Mgmt          For                            For
       by 6,889,714,150 New Taiwan Dollars (TWD) by
       issuing a total of 688,971,415 new shares at
       par value of TWD10 each to increase the working
       capital and strengthen the operation of the
       Company.

B.4    Amendment of Articles of Incorporation.                   Mgmt          For                            For

B.5.1  Elect Jack J.T. Huang (ID: A100320106) as an              Mgmt          For                            For
       Independent Director of the Company.

B.5.2  Elect C.Y. Wang (ID: A101021362) as an Independent        Mgmt          For                            For
       Director of the Company.

B.5.3  Elect Jeffrey L.S. Koo (Shareholder NO: 79)               Mgmt          Against                        Against
       as Director of the Company.

B.5.4  Elect Wen-long Yen (Shareholder NO: 686) as               Mgmt          Against                        Against
       Director of the Company.

B.5.5  Elect Charles L.F. Lo (Shareholder NO: 355101),           Mgmt          Against                        Against
       Representative of Chung Cheng Investment Co.,
       Ltd., as Director of the Company.

B.5.6  Elect James Chen (Shareholder NO: 265), Representative    Mgmt          Against                        Against
       of Kuan Ho Construction & Development Co.,
       Ltd., as Director of the Company.

B.5.7  Elect Shih-Chuan Lin (Shareholder NO: 26799),             Mgmt          For                            For
       Representative of Ho-Yeh Investment Co., Ltd.,
       as a Supervisor of the Company.

B.5.8  Elect T.C. Tsai (Shareholder NO: 26799), Representative   Mgmt          For                            For
       of Ho-Yeh Investment Co., Ltd., as a Supervisor
       of the Company.

B.5.9  Elect Paul T.C. Liang (Shareholder NO: 434),              Mgmt          For                            For
       as a Supervisor of the Company.

B.6    Approve the releasing of the Directors (including         Mgmt          For                            For
       independent directors) from non-compete obligations.

B.7    Extraordinary Motions.                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701536647
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1662W117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Receive the audited statement of accounts together        Mgmt          For                            For
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2007

a.2    Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

a.3.1  Re-elect Mr. Fu Chengyu as a Executive Director           Mgmt          For                            For

a.3.2  Re-elect Mr. Zhou Shouwei as a Executive Director         Mgmt          For                            For

a.3.3  Re-elect Mr. Yang Hua as a Executive Director             Mgmt          For                            For

a.3.4  Re-elect Professor Lawrence J. Lau as a Independent       Mgmt          For                            For
       Non-Executive Director

a.3.5  Elect Mr. Wang Tao as a new Independent Non-Executive     Mgmt          For                            For
       Director

a.3.6  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the Directors

a.4    Re-appoint the Company's Independent Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

b.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, the exercise by the
       Directors during the Relevant Period [as hereinafter
       defined] of all the powers of the Company to
       repurchase shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], or of any other Recognized
       Stock Exchange and the Articles of Association
       [the Articles] of the Company; the aggregate
       nominal amount of shares of the Company which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) above shall
       not exceed 10'%of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

b.2    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the following provisions of this resolution,
       the exercise by the Directors during the Relevant
       Period [as hereinafter defined] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers; authorize
       the Directors, the approval in paragraph (a)
       above during the Relevant Period to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers after the end of the Relevant Period;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as hereinafter
       defined]; (ii) an issue of shares pursuant
       to any specific authority granted by shareholders
       of the Company in general meeting, including
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any bonds, notes,
       debentures or securities convertible into shares
       of the Company; (iii) an issue of shares pursuant
       to the exercise of any option granted under
       any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries; (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or (v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of re1evant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by the terms of such
       options, rights to subscribe or other securities
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Laws or the Articles of the
       Company to be held]

b.3    Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of the resolutions B1 and B2 as specified to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution B2 specified
       in this notice by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with resolution B1 set out in
       this notice, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV                                                     Agenda Number:  932878715
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441W203                                                             Meeting Type:  Annual
      Ticker:  ABV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US20441W2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINE, DISCUSS         Mgmt          For                            For
       AND VOTE THE FINANCIAL STATEMENTS RELATED TO
       THE FISCAL YEAR OF 2007.

O2     TO RESOLVE ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       FOR THE YEAR, AS WELL AS TO RATIFY THE DISTRIBUTION
       OF INTEREST.

O3     TO RATIFY THE AMOUNTS PAID BY MEANS OF THE GLOBAL         Mgmt          For                            For
       COMPENSATION ATTRIBUTED TO THE COMPANY'S ADMINISTRATORS
       FOR THE YEAR 2007.

O4     TO DETERMINE THE NUMBER OF MEMBERS OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS, TO ELECT ITS NEW MEMBERS AND
       RESPECTIVE DEPUTIES.

O5     TO ELECT NEW MEMBERS OF THE FISCAL COUNCIL OF             Mgmt          For                            For
       THE COMPANY AND RESPECTIVE DEPUTIES.

E1     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$307,235,839.32, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E2     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$131,672,545.74.

E3     BY VIRTUE OF THE RESOLUTIONS OF ITEMS (E1) AND            Mgmt          For                            For
       (E2) ABOVE, TO AMEND ARTICLE 5 OF THE COMPANY'S
       BYLAWS.

E4     TO APPROVE THE CANCELLATION OF COMMON AND PREFERRED       Mgmt          For                            For
       SHARES OF THE COMPANY HELD IN TREASURY.

E5     TO APPROVE THE CHANGE OF OFFICIAL NEWSPAPER               Mgmt          For                            For
       FOR PUBLICATION OF NOTICES TO SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  701379946
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2577R102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       411409 DUE TO CHANGE IN THE MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED.  IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the insertion, in Article 1, of a 2nd             Mgmt          For                            For
       Paragraph, so as to assure the participation
       of the controlling shareholder, Minas Gerais
       State, in the decisions of the wholly owned
       subsidiaries and controlled Companies of the
       Company and the consequent renumbering of the
       sole paragraph to Paragraph 1

2.     Amend the wording of Paragraphs 1, 2, 3, 4 and            Mgmt          For                            For
       5 of Article 11, as well as of Paragraphs 2
       and 4 of Article 12, to improve the wording
       and for legal reasons

3.     Amend the wording of Article 17 to define the             Mgmt          For                            For
       authority of the Board of Directors and to
       provide for the possibility of the Board of
       Directors delegating to the Executive Committee
       the authority to authorize the signing of contracts
       for the marketing of electricity and for the
       provision of distribution and transmission
       services

4.     Approve the modification of the name of section           Mgmt          For                            For
       II of Chapter IV to Executive Committee, for
       the purpose of harmonizing it with the provisions
       of the By-Laws, which always refer to the mentioned
       body in this way

5.     Approve to change of the name of the Executive            Mgmt          For                            For
       Committee position for finance, ownership interests
       and investor relations

6.     Amend the wording of the main part of Article             Mgmt          For                            For
       18, as a result of the change of the name of
       the Executive Committee position for finance,
       ownership interests and investor relations,
       mentioned above

7.     Amend the wording of the main part of Article             Mgmt          For                            For
       18, as a result of the change of the name of
       the Executive Committee position for finance,
       ownership interests and investor relations,
       mentioned above

8.     Amend the wording of the main part of Article             Mgmt          For                            For
       19 and of its Paragraph 1 to improve the wording

9.     Amend the wording of Article 21 to improve the            Mgmt          For                            For
       wording, to change the name of the Executive
       Committee position for finance, owner ship
       interests and investor relations and to define
       the authority of the Executive Committee

10.    Amend of the wording of Article 22, to define             Mgmt          For                            For
       the authority of the Members of the Executive
       Committee

11.    Amend the wording of Article 25, to adapt the             Mgmt          For                            For
       authority of the Finance Committee, allowing
       it to assume the authority required by the
       Sarbanes Oxley Law

12.    Amend of the wording of the main part of Article          Mgmt          For                            For
       28, for Tax Optimization

13.    Amend the main part of Article 29, to improve             Mgmt          For                            For
       the wording

14.    Approve the exclusion of Paragraphs 1 and 2               Mgmt          For                            For
       from Article 30, in light of the fact that
       the authority of the Board of Directors for
       the preparation of the Master Plan and its
       content is already stated

15.    Approve the inclusion of new Articles 32, to              Mgmt          For                            For
       assure the sharing by the employees in the
       profits or results of the Company, and 33,
       to establish that the general meeting will
       set, annually, the limits on the Managers'
       profit sharing in the Company

16.    Approve the consequent renumbering of the current         Mgmt          For                            For
       Articles 32 to 34 and 33 t o 35, as well as
       their amendment to improve the wording and,
       also, to contain a provision for the possibility
       of taking out civil liability insurance for
       the Managers




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  701485939
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2577R102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.1    Approve the Board of Directors report and financial       Mgmt          For                            For
       statements for the FYE 31 DEC 2007 as well
       as the respective complementary documents

a.2    Approve to allocate the net profit from the               Mgmt          For                            For
       2007 FY in the amount of BRL 1,735,449 in accordance
       with that which is provided for in Article
       192 of Law 6404 of 15 DEC 1975 as amended

a.3    Approve to set the manner and date for payment            Mgmt          For                            For
       of interest on own capital and dividends of
       BRL 867,725

a.4    Elect the Members and Substitute Members of               Mgmt          For                            For
       the finance Committee and approve to set their
       remuneration

a.5    Approve to set the remuneration of the Company's          Mgmt          For                            For
       Directors

e.1    Approve to determine the allocation to be given           Mgmt          For                            For
       to the difference between the capitalized amount
       and the amount corresponding to the payments
       relative to installments 1 through 8 of the
       amortization of the principal amount of the
       mentioned contractual instrument For the assignment
       of credit

e.2    Approve to increase of the share capital from             Mgmt          For                            For
       BRL 2,432,307,280.00 to BRL 2,481,507,565.00
       with the issuance of 9,840,057 new shares,
       through the capitalization of BRL 49,200,285.00,
       in reference to the incorporation of the installments
       paid as principal corrected to the month of
       DEC1995 in accordance with Article 5 of the
       contractual instrument for the assignment of
       credit from the outstanding balance of the
       results to offset Account, CRC, entered into
       between the State Of Minas Gerais and the Company,
       distributing to the shareholders, as a consequence,
       a bonus of 2.022782458% in new shares, of the
       same type as the old ones and with a par value
       of BRL 5.00

e.3    Authorize the Executive Committee to take measures        Mgmt          For                            For
       relative to the bonus of 2.022782458% in new
       shares, of the same type as the old ones and
       with a per value of BRL 5.00, to the shareholders,
       who are the owners of the Shares that make
       up the capital of BRL 2,432,307,280.00, whose
       names are listed in the nominative share registry
       book on the date that these general meetings
       are held, including attribution of this bonus,
       the sale on the Stock Exchange of securities
       in whole numbers of nominative shares resulting
       from the sum of the remaining fractional shares,
       resulting from the mentioned bonus and division
       of the net product of the sale, proportionally,
       among the shareholders who hold the fractional
       shares that are traded, determination of the
       date and form of payment from this sale, and,
       also, establishing that all of the shares resulting
       from this bonus will be entitled to the same
       rights granted to the shares that gave rise
       to them

e.4    Amend the main part of Article 4 of the Corporate         Mgmt          For                            For
       By-Laws, as a result o f the mentioned reduction
       of the Corporate capital

e.5    Approve to change the composition of the Board            Mgmt          For                            For
       of Directors as a result of the resignation
       or removal of Members, in accordance with request
       of the shareholder Southern Electric Brazil
       Participacoes Ltda., in correspondence filed
       at the Company

e.6    Authorize the Representative of Companhia Energetica      Mgmt          For                            For
       Deminas Gerais in the AGM and EGM meeting of
       CEMIG Distribuicao S.A., to be held, cumulatively,
       on 25 APR 2008, to vote in favor of the following
       matters; a] examination discussion and the
       voting on the Management Report and Financial
       Statements, in reference to the FYE on 31 DEC
       2007, as well as on the respective complementary
       documents; b) allocation of net profit from
       the 2007 FY, in the amount of BRL 771,208,000,
       in accordance with the provisions of Article
       192 of Law 6404 of 15 DEC 1976, as amended;
       c) determination of the form and date of payment
       of interest on own capital and of the complementary
       dividends, in the amount of BRL 680,648,000;
       d) change of the composition of the Board of
       Directors as a result of resignation, if there
       is a change in the composition of the Board
       of Directors of CEMIG; e) elect of the full
       and alternate Members of the Finance Committee

e.7    Authorize the Representative of Companhia Energetica      Mgmt          For                            For
       De Minas Gerais in the AGM and EGM meeting
       of Cemig Distribuicao S.A, to be held, cumulatively,
       on 25 APR 2008, to vote in favor of the following
       Matters; a) examination discussion and voting
       on the Management Report and Financial Statements,
       in reference to the FYE on 31 DEC 2007, as
       well as on the respective complementary documents;
       b) allocation of net profit from the 2007 FY,
       in the amount of BRL 747,024,000, in accordance
       with the provisions of Article 192 of Law 6404
       of 15 DEC 1976, as amended; c) determination
       of the form and date of payment of interest
       on own capital and of the complementary dividends,
       in the amount of BRL 709,673,000; d) change
       of the composition of the Board of Directors
       as a result of resignation, if there is a change
       in the composition of the Board of Directors
       of CEMIG; and e) elect the full and alternate
       Members of the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  701607371
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2577R102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Appoint the Company Hirashima and Associados              Mgmt          For                            For
       Consultoria EM Transacoe SE Reestruturacoes
       Societarias Ltd A., to carry out the economic
       financial evaluation of the following Cemig
       generation and transmission Companies Usina
       Termica IP Atinga S.A., Horizontes Energia
       S.A., Cemig PCH S.A., Sa Carvalho S.A., Rosal
       Energia S.A., U Sina Termeletrica Barreiro
       S.A., Cemig Capim Branco Energia S.A., Companhia
       Transleste De Transmissao S.A ., Companhia
       Transirape De Transmissao S/A, Companhia Cent
       Roeste Minas De Transmissao S.A., Companhia
       Transudeste De Transmissao S.A., Transchile
       Charrua Transmision S.A., Empresa Catarinense
       De Transmissao De Energia S.A., Empresa Regional
       De Transmissao De Energia S.A., Empresa Paraense
       De Transmissao De Energia S.A., Empresa Norte
       De Transmissao De Energia S.A., Empresa Amazonense
       De Transmissao De Energia S.A., Central Hidreletrica
       Pai Joaquim S.A. and Central Termeletrica De
       Cogeracao S.A. and the following small Hydroelectric
       plants, or PCHS, of Cemig GT anil, Bom Jesus
       Do Galho, Cajuru, Dona Rita, Gafanhoto, Jacutinga,
       Joasal, Lages, Marmelos, Martins, Paciencia,
       Pandeiros, Parauna , Peti, Piau, Pissarrao,
       Poco Fundo , Luizdias, Poquim, Rio De Pedras,
       Salto Morais, Santa Luzia, Santa Marta, Sao
       Bernardo, Sumidouro, Tronqueiras and Xicao,
       preparing economic financial evaluation reports

2.     Approve the orienting the vote for the representatives    Mgmt          For                            For
       of the Company in the EGM of Cemig Geracao
       E Transmissao S.A. that deals with the appointment
       of the Company Hirashima and Associados Consultoria
       EM Transacoes E Reestrutura Coes Societarias
       LTDA., to carry out the economic financial
       evaluation of the Cemig generating and transmission
       Companies and of Pequenas Centrais Hidr Eletricas
       Da Cemig Geracao E Transmissao S.A.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  701437445
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8661X103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2008
        ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

1.     Approve the cancellation of 4,000,000 shares              Mgmt          For                            For
       currently existing in treasury, without reducing
       the share capital

2.     Approve the split of the shares representative            Mgmt          For                            For
       of the share capital of the Company by which
       operation each share of the share capital will
       come to be represented by 3 shares

3.     Amend the Articles 5th and 7th of the Corporate           Mgmt          For                            For
       By-Laws of the Company, to reflect the cancellation
       of the shares mentioned in Items 1 and 2

4.     Ratify the terms of Articles 256 (1) of Law               Mgmt          For                            For
       6406/76, the acquisition of the control of
       Companhia De Fomento Mineral E Participacoes
       Ltda.

       PLEASE NOTE THAT THE MEETING HELD ON 11 JAN               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 22 JAN 2008. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 16 JAN 2008.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  701521014
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8661X103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Approve the financial statements relating to              Mgmt          For                            For
       the FYE on 31 DEC 2007

2.     Approve to decide concerning of the administration        Mgmt          For                            For
       for the capital budget for the year 2008 and
       the allocation of the net profits from the
       FYE on 31 DEC 2007 and of realized reserves

3.     Elect the Members of the Board of Directors               Mgmt          For                            For

4.     Approve to set the annual global remuneration             Mgmt          For                            For
       of the administrations




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932615593
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  28-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL AND JUSTIFICATION FOR CONSOLIDATION          Mgmt          For                            For
       OF CAEMI MINERACAO E METALURGIA S.A. ( CAEMI
       ), A WHOLLY OWNED SUBSIDIARY OF CVRD, PURSUANT
       TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

02     TO RATIFY THE APPOINTMENT OF THE EXPERTS TO               Mgmt          For                            For
       APPRAISE THE VALUE OF THE COMPANY TO BE CONSOLIDATED

03     TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

04     THE APPROVAL FOR THE CONSOLIDATION OF CAEMI,              Mgmt          For                            For
       WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THIS COMPANY

05     TO RATIFY THE ACQUISITION OF THE CONTROL OF               Mgmt          For                            For
       INCO LTD., PURSUANT TO SECTION 1 OF ARTICLE
       256 OF THE BRAZILIAN CORPORATE LAW

06     TO RATIFY THE APPOINTMENT OF A BOARD MEMBER,              Mgmt          For                            For
       DULY NOMINATED DURING THE BOARD OF DIRECTORS
       MEETING HELD ON JUNE 21, 2006, IN ACCORDANCE
       WITH SECTION 10 OF ARTICLE 11 OF THE COMPANY
       S BY-LAWS




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932676313
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPRECIATION OF THE MANAGEMENTS  REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2006.

O2     PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET OF THE COMPANY.

O3     APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS.     Mgmt          For                            For

O4     APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL.         Mgmt          For                            For

O5     ESTABLISHMENT OF THE REMUNERATION OF THE MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS, THE BOARD OF EXECUTIVE
       OFFICERS AND THE FISCAL COUNCIL.

E1     PROPOSAL FOR THE CAPITAL INCREASE, THROUGH CAPITALIZATION Mgmt          For                            For
       OF RESERVES, WITHOUT THE ISSUANCE OF SHARES,
       AND THE CONSEQUENT CHANGE OF THE HEAD OF ARTICLE
       5 OF THE COMPANY S BY-LAWS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  30-Aug-2007
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Annual
      Ticker:  RIOPR                                                                 Meeting Date:  29-Apr-2008
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          No vote
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          No vote
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          No vote

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          No vote
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          No vote
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          No vote
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          No vote
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          No vote
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION GEO SAB DE CV                                                                   Agenda Number:  701478693
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3142C117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  MXP3142C1177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PRESENTATION OF THE REPORT OF THE BOARD OF DIRECTORS      Mgmt          For                            For
       UNDER THE TERMS OF ARTICLE 172 OF THE GENERAL
       MERCANTILE COMPANY LAW AND ARTICLE 28, SUBSECTION
       IV OF THE SECURITIES MARKET LAW CONCERNING
       THE OPERATIONS AND RESULTS OF THECOMPANY AND
       THE OPERATIONS AND ACTIVITIES IN WHICH IT INTERVENED
       IN ACCORDANCE WITH THE SECURITIES MARKET LAW
       DURING THE FISCAL YEAR THAT ENDED ON DECEMBER
       31, 2007, INCLUDING THE INDIVIDUAL AND CONSOLIDATED
       FINANCIAL STATEMENTS OF THE COMPANY AND THE
       REPORT ON THE COMPLIANCE WITH THE TAX OBLIGATIONS
       IN ACCORDANCE WITH THAT PROVIDED BY SUBSECTION
       XX OF ARTICLE 86 OF THE INCOME TAX LAW.

2.     REPORT OF THE DIRECTOR-GENERAL IN ACCORDANCE              Mgmt          For                            For
       WITH ARTICLE 172 OF THE GENERAL MERCANTILE
       COMPANY LAW, ACCOMPANIED BY THE OPINION OF
       THE EXTERNAL AUDITOR AND THE OPINION OF THE
       BOARD OF DIRECTORS CONCERNING THE REPORT OF
       THE DIRECTOR-GENERAL, IN COMPLIANCE WITH ARTICLE
       21 OF THE CORPORATE BYLAWS.

3.     PRESENTATION OF THE ANNUAL REPORT OF THE AUDIT            Mgmt          For                            For
       AND CORPORATE PRACTICES COMMITTEE ON ITS ACTIVITIES
       IN ACCORDANCE WITH ARTICLE 36, SUBSECTION IV,
       PARAGRAPH A, OF THE CORPORATE BYLAWS AND ARTICLE
       28 OF THE SECURITIES MARKET LAW.

4.     PROPOSAL CONCERNING THE ALLOCATION OF RESULTS             Mgmt          For                            For
       FROM THE FISCAL YEAR THAT ENDED ON DECEMBER
       31, 2007.

5.     SETTING OF THE MAXIMUM AMOUNT OF FUNDS THAT               Mgmt          For                            For
       MAYBE ALLOCATED TO THE PURCHASE OF THE COMPANY'S
       OWN SHARES UNDER THE TERMS OF ARTICLE 22 OF
       THE CORPORATE BYLAWS AND ARTICLE 56 OF THE
       SECURITIES MARKET LAW.

6.     NOMINATION AND/OR RATIFICATION OF THE MEMBERS             Mgmt          For                            For
       OF THE BOARD OF DIRECTORS, SECRETARY AND ALTERNATE
       ECRETARY OF THE COMPANY.

7.     DESIGNATION AND/OR RATIFICATION OF THE CORPORATE          Mgmt          For                            For
       PRACTICES COMMITTEE.  NOMINATION AND IF RELEVANT
       RATIFICATION OF THE PRESIDENT OF EACH OF THE
       MENTIONED COMMITTEES IN COMPLIANCE WITH THAT
       WHICH IS PROVIDED BY ARTICLE 43 OF THE SECURITIES
       MARKET LAW.

8.     REMUNERATION OF THE MEMBERS OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS OF THE COMPANY, FULL AND SUBSTITUTE,
       SECRETARY AND MEMBERS OF THE AUDIT AND CORPORATE
       PRACTICE COMMITTEE.

9.     DESIGNATION OF DELEGATES WHO WILL CARRY OUT               Mgmt          For                            For
       AND FORMALIZE THE RESOLUTIONS PASSED BY THE
       ANNUAL GENERAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION GEO SAB DE CV                                                                   Agenda Number:  701478706
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3142C117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  MXP3142C1177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THIS IS AN AMENDMENT TO MEETING               Non-Voting
       ID 448157. YOU WILL NEED TO RE-INSTRUCTION
       ON THIS MEETING IN ORDER FOR YOUR VOTE TO BE
       SENT TO THE LOCAL MARKET.

1.     PROPOSAL AND, IF RELEVANT, APPROVAL TO AMEND              Mgmt          Against                        Against
       VARIOUS ARTICLES OF THE CORPORATE BYLAWS.

2.     DESIGNATION OF DELEGATES WHO WILL CARRY OUT               Mgmt          For                            For
       AND FORMALIZE THE RESOLUTIONS PASSED BY THE
       ANNUAL GENERAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211699
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the APM Shipping Continuing            Mgmt          No vote
       Connected Transactions Caps and the APM Shipping
       Services Master Agreement aas specifieda, each
       as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       APM Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the APM
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the APM
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

2.     Approve and ratify the COSCON Shipping Continuing         Mgmt          No vote
       Connected Transactions Caps and the COSCON
       Shipping Services Master Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the COSCON
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

3.     Approve and ratify the COSCON Container Continuing        Mgmt          No vote
       Connected Transactions Caps and the COSCON
       Container Services Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any one Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Container Services Agreement and the
       transactions contemplated thereunder or to
       be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Container Services Agreement, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the COSCON Container
       Services Agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211839
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors        Mgmt          No vote
       and the Auditors  reports of the Company for
       the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          No vote

3.i.a  Re-elect Mr. LI Jianhong as a Director                    Mgmt          No vote

3.i.b  Re-elect Ms. SUN Yueying as a Director                    Mgmt          No vote

3.i.c  Re-elect Mr. XU Minjie as a Director                      Mgmt          No vote

3.i.d  Re-elect Mr. Wong Tin Yau, Kelvin as a Director           Mgmt          No vote

3.i.e  Re-elect Dr. LI Kwok Po, David as a Director              Mgmt          No vote

3.i.f  Re-elect Mr. LIU Lit Man as a Director                    Mgmt          No vote

3.ii   Authorize the Board of Directors to fix the               Mgmt          No vote
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company aDirectorsa,       Mgmt          No vote
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company aSharesa
       and to make or grant offers, agreements and
       options aincluding warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares of the Companya
       which would or might require shares to be allotted
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue aas specifieda
       or ii) an issue of Shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of Shares in lieu of the whole or part of the
       dividend on Shares in accordance with the Bye-laws
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be helda

5.B    Authorize the Directors of the Company, subject           Mgmt          No vote
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       aSharesa on The Stock Exchange of Hong Kong
       Limited aStock Exchangea or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time during the relevant period, the
       aggregate nominal amount of the shares to be
       repurchased by the Company pursuant to the
       said approval in not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution and the said approval shall be limited
       accordingly; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be helda

5.C    Approve, subject to the passing of the Resolutions        Mgmt          No vote
       5A and 5B, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares of HKD 0.10 each
       in the Company aSharesa pursuant to the Resolution
       5A, by the addition thereto of an amount representing
       the aggregate nominal amount of Shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to the
       Resolution 5B, provided that such extended
       amount not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing the Resolution 5B




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO ENGINEERING & CONSTRUCTION CO LTD                                                    Agenda Number:  701352798
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1888W107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Oct-2007
        ISIN:  KR7047040001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the mandatory capital reduction with              Mgmt          For                            For
       compensation

2.     Approve the sales and takeover of asset                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTL PWR GENERATION CO  LTD                                                          Agenda Number:  701306359
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20020106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  CN0009060798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 390685 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of the Company athe Boarda for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of the Company for the year 2006

3.     Approve the financial report of the Company               Mgmt          No vote
       for the year 2006

4.     Approve the Profit Distribution Plan for the              Mgmt          No vote
       year 2006

5.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          No vote
       CPAs Company, Limited aPwC Zhong Tiana, and
       PricewaterhouseCoopers Certified Public Accountants,
       Hong Kong aPwCa as the Company s domestic and
       international Auditors, respectively, and approve
       to fix their remunerations

6.     Approve the Financial Services Agreement entered          Mgmt          No vote
       with China Datang Corporation Finance Company

7.i    Elect Mr. Zhai Ruoyu as a Non-Executive Director          Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.ii   Elect Mr. Zhang Yi as a Executive Director of             Mgmt          No vote
       the Company of the sixth session of the Board

7.iii  Elect Mr. Hu Shengmu as a Non-Executive Director          Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.iv   Elect Mr. Fang Qinghai as a Non-Executive Director        Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.v    Elect Mr. Yang Hongming as a Executive Director           Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.vi   Elect Mr. Liu Haixia as a Non-Executive Director          Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.vii  Elect Ms. Guan Tiangang as a Non-Executive Director       Mgmt          No vote
       of the Company of the sixth session of the
       Board

7viiI  Elect Mr. Su Tiegang as a Non-Executive Director          Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.ix   Elect Mr. Ye Yonghui as a Non-Executive Director          Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.x    Elect Mr. Li Gengsheng as a Non-Executive Director        Mgmt          No vote
       of the Company of the sixth session of the
       Board

7.xi   Elect Mr. Xie Songlin as an Independent Non-executive     Mgmt          No vote
       Director of the Company of the sixth session
       of the Board

7.xii  Elect Mr. Liu Chaoan as an Independent Non-executive      Mgmt          No vote
       Director of the Company of the sixth session
       of the Board

7xiIi  Elect Mr. Yu Changchun as an Independent Non-executive    Mgmt          No vote
       Director of the Company of the sixth session
       of the Board

7.xiv  Elect Mr. Xia Qing as an Independent Non-executive        Mgmt          No vote
       Director of the Company of the sixth session
       of the Board

8.i    Elect Mr. Zhang Wantuo as a Supervisor of the             Mgmt          No vote
       Company of the sixth session of the Supervisory
       Committee

8.ii   Elect Mr. Fu Guoqiang as a Supervisor of the              Mgmt          No vote
       Company of the sixth session of the Supervisory
       Committee

9.     Approve the remuneration for the Independent              Mgmt          No vote
       Non-executive Directors of the Company

10.    Approve Mr. Zhou Gang as a Member of the sixth            Mgmt          No vote
       session of the Board of Directors of the Company
       and elect Mr. Zhou Gang to be Executive Director
       of the Company

S.1    Approve the  Order of Meeting for the General             Non-Voting
       Meeting of Datang International Power Generation
       Company Limited, which will form part of the
       appendices to the Articles of Association of
       the Company

S.2    Approve the  Order of Meeting for the Board               Mgmt          No vote
       of Directors of Datang International Power
       Generation Co., Ltd  which will form part of
       the appendices to the Articles of Association
       of the Company

S.3    Approve the  Order of Meeting for the Supervisory         Mgmt          No vote
       Committee of Datang International Power Generation
       Co., Ltd  which will form part of the appendices
       to the Articles of Association of the Company

S.4    Approve the share capital expansion by utilizing          Mgmt          No vote
       the capital reserve fund

S.5    Any other business                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701222743
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          No vote
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend                                  Mgmt          No vote

3.1    Re-elect Mr. Zhang Fangyou as a Director                  Mgmt          No vote

3.2    Re-elect Mr. Zeng Qinghong as a Director                  Mgmt          No vote

3.3    Re-elect Mr. Cheung Doi Shu as a Director                 Mgmt          No vote

3.4    Authorize the Board of Directors to fix the               Mgmt          No vote
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          No vote
       of Directors to fix the remuneration of the
       Auditors

5.     Authorize the Directors, during the relevant              Mgmt          No vote
       period aas specifieda, to repurchase shares
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited athe Stock Exchangea
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

6.     Authorize the Directors, to allot, issue and              Mgmt          No vote
       deal with additional shares in the capital
       of the Company and to make and grant offers,
       agreements and options aincluding warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Companya; to
       make and grant offers, agreements and options
       aincluding warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Companya which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: (a) a rights issue aas specifieda; or (b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       (c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or (d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; aAuthority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

7.     Approve, conditional upon the passing of the              Mgmt          No vote
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, the general mandate
       granted to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701552362
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.i    Declare a final dividend                                  Mgmt          For                            For

2.ii   Declare a special dividend                                Mgmt          For                            For

3.i    Re-elect Mr. Zhang Baoqing as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Fu Shoujie as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          For                            For

3.iv   Re-elect Mr. Fung Ka Pun as a Director                    Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all powers of the
       Company to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company]; to
       make and grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: a) a rights issue [as specified]; or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DISCOVERY HOLDINGS LTD                                                                      Agenda Number:  701407618
--------------------------------------------------------------------------------------------------------------------------
    Security:  S2192Y109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  ZAE000022331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       for the YE 30 JUN 2007 and the report of the
       Directors and the Auditors thereon

2.     Approve to confirm the appointment of Mr. P.K.            Mgmt          For                            For
       Harris as a Director

3.     Approve to confirm the appointment of Mr. A.              Mgmt          For                            For
       Pollard as a Director

4.     Re-elect Mr. S.B. Epstein as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Mr. M.I. Hilkowitz as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

6.     Re-elect Ms. S. Zilwa as a Director, who retires          Mgmt          Against                        Against
       in accordance with the Company's Articles of
       Association

7.     Approve to confirm the Directors' fees paid               Mgmt          For                            For
       by the Company for the YE 30 JUN 2007 as per
       the notes of the annual financial statements

8.     Approve to confirm the re-appointment of PricewaterhouseCoopersMgmt          For                            For
       Inc. as the Auditors, until the forthcoming
       AGM

9.     Authorize the Directors to fix and pay the Auditors'      Mgmt          For                            For
       remuneration for the YE 30 JUN 2007

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701110429
--------------------------------------------------------------------------------------------------------------------------
    Security:  M3126P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Dec-2006
        ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Board of Directors report for the             Mgmt          No vote
       FYE 30 SEP 2006

2.     Receive the Auditors report for the FYE 30 SEP            Mgmt          No vote
       2006

3.     Approve the Company s financial statements ended          Mgmt          No vote
       in 30 SEP 2006

4.     Approve the Profit Distribution Scheme for the            Mgmt          No vote
       FYE 30 SEP 2006




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS COPEC SA                                                                           Agenda Number:  701513029
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7847L108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CLP7847L1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the comment on the report of the Board            Mgmt          For                            For
       of Directors, balance sheets and financial
       statements for the FY that ended on 31 DEC
       2007, and account for the progress of corporate
       business

2.     Approve the allocation of the profits and the             Mgmt          For                            For
       payment of a dividend of CLP 94 per share,
       composed of the minimum obligatory dividend
       of CLP 55.3955 per share and by an additional
       dividend of CLP 38.6045 per share, with a charge
       against the 2007 FY, paid to those who are
       registered in the shareholders register on
       02 MAY 2008, and from 08 MAY 2008

3.     Elect the Board of Directors                              Mgmt          For                            For

4.     Approve the agreement concerning the remuneration         Mgmt          For                            For
       of the Board of Directors

5.     Receive the report of committee of the Directors          Mgmt          For                            For
       on their activities and expenses during the
       2007 FY, budget for expenses and approve to
       set their remuneration for the 2008 FY

6.     Approve to designate outside Auditors for the             Mgmt          For                            For
       2008 FY

7.     Approve to designate Risk Classifiers                     Mgmt          For                            For

8.     Approve the account of the operations performed           Mgmt          For                            For
       by the Company that are referred to in Article
       44 of Law Number 18046

9.     Any other subject of Corproate interest that              Non-Voting
       is within the jurisdiction of the AGM of shareholders




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS COPEC SA                                                                           Agenda Number:  701525567
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7847L108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CLP7847L1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to delete the requirement of being the            Mgmt          For                            For
       owner of 10,000 shares of the society, to become
       a Director of Empresas Copec SA

2.     Adopt all necessary actions in order to make              Mgmt          For                            For
       effective the above mentioned modification
       to the social statutes of the society

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  701584357
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3215M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Elect Dr. Johannes Sittard                                Mgmt          For                            For

4.     Elect Mr. Miguel Perry                                    Mgmt          For                            For

5.     Elect Sir. David Cooksey                                  Mgmt          For                            For

6.     Elect Mr. Gerhard Ammann                                  Mgmt          For                            For

7.     Elect Mr. Marat Beketayev                                 Mgmt          For                            For

8.     Elect Mr. Mehmet Dalman                                   Mgmt          For                            For

9.     Elect Mr. Michael Eggleton                                Mgmt          For                            For

10.    Elect Sir. Paul Judge                                     Mgmt          For                            For

11.    Elect Mr. Kenneth Olisa                                   Mgmt          For                            For

12.    Elect Sir. Richard Sykes                                  Mgmt          For                            For

13.    Elect Mr. Roderick Thomson                                Mgmt          For                            For

14.    Elect Mr. Eduard Utepov                                   Mgmt          For                            For

15.    Elect Mr. Abdraman Yedilbayev                             Mgmt          For                            For

16.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

17.    Grant authority to allot shares                           Mgmt          For                            For

18.    Grant authority to disapply pre-emption rights            Mgmt          For                            For

19.    Grant authority to make market purchases                  Mgmt          For                            For

20.    Adopt the New Articles                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701423206
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Chief Executive Officer without prior authorization
       of the shareholders and amend and restate the
       1st Paragraph of Article 11 of the Articles
       as specified

2.     Approve to modify the date of the annual meeting          Mgmt          For                            For
       which shall take place on 15 MAY and amend
       and restate Article 15 of the Articles as specified

3.     Miscellaneous                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701568959
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the report of the Statutory Auditor               Mgmt          For                            For
       and the External Auditor and of the Board of
       Directors on the stand alone accounts of the
       Company as per 31 DEC 2007

1.2    Approve the stand-alone account audited by the            Mgmt          For                            For
       External Auditor of the Company as per 31 DEC
       2007

2.     Approve to allocate the results for the period            Mgmt          For                            For
       ending on 31 DEC 2007 as follows: a] in order
       to comply with applicable laws, the Company
       will procure allocation of 5% of net profit
       to the legal reserve until such legal reserve
       reach 10% of the share capital; b] to distribute
       annual dividends to the holders of record of
       shares in the share register of the Company
       as of 14 MAY 2008 in proportion to their participation
       in the share capital of the Company, provided
       that the dividend per 1 GDR shall be EURO equivalent
       of USD 1.40 and dividend per 1 share in the
       Company shall be EURO equivalent of USD 4.20;
       c) the dividends shall be paid to the shareholders
       of record as of 14 MAY 2008 by 15 JUL 2008
       at the latest, payment of the dividends to
       the GDRs holders shall be made in accordance
       with the terms of business and practice of
       Bank of New York acting as custodian

3.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and of the External Auditor on the consolidated
       accounts as per 31 DEC 2007

3.2    Approve the consolidated accounts audited by              Mgmt          For                            For
       the External Auditor for the year ending 31
       DEC 2007

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors of the Company, to the Statutory
       Auditor and to the External Auditor for the
       execution of their mandate performed until
       31 DEC 2007

5.     Amend the Articles of Association of the Company          Mgmt          For                            For
       in order to increase the number of Directors
       of the Company from 9 to 10 persons starting
       from 15 MAY 2008 and the first paragraph of
       Article 6 of the Articles of Association of
       the Company as specified

6.1.a  Elect Messrs. Alexander Abramov, Otari Arshba,            Mgmt          For                            For
       Gennady Bogolyubov, James W. Campbell, Philippe
       Delaunois, Alexander Frolov, Olga Pokrovskaya,
       Terry J. Robinson, Eugene Shvidler, Eugene
       Tenenbaum, as the Directors for a perind ending
       immediately after the approval of the annual
       accounts of the Company covering the period
       01 JAN-31 DEC 2008 as specified

6.1.b  Elect Ms. Alexandra Trunova, as the Statutory             Mgmt          For                            For
       Auditor of the Company until approval of the
       annual accounts of the Company covering the
       period of 01 JAN to 31 DEC 2008

6.1.c  Elect Ernst & Young, as the External Auditor              Mgmt          For                            For
       of the Company until the approval of the annual
       accounts of the Company covering the period
       of 01 JAN-31 DEC 2008

6.2    Approve to determine the level of remuneration            Mgmt          For                            For
       of all Directors of the Company [with exception
       for Mr. Otari Arshba] to be fixed for all Management
       services rendered in respect of each FY and
       being a flat annual fee of USD 150,000, payable
       by monthly installments of USD 12,500 payable
       on the 25th day of each calendar month, in
       addition to the aforementioned, any Director
       may get an additional compensation for [a]
       serving as a Chairman on 1 or more of the Board
       Committees created and/or to be created by
       the Board of Directors pursuant to the Articles
       of Associations of the Company, in such case,
       such Director will be granted a fee payable
       by the Company together with the annual fees
       in the amount of USD 50,000, payable in monthly
       installments of USD 4,166.66; and [b] participating
       as Member of the Board Committees for the fee
       of USD 24,000, payable in monthly installments
       of USD 2,000; for the avoidance of doubt, the
       fees payable for the Chairmanship of the Committee
       shall exclude the right to claim the payment
       of the fee for Membership, and even when elected
       as Chairman of more than one Committee, such
       Director shall be eligible for getting the
       fees for 1 Chairmanship only, the fees above
       represent the maximum fee of the Directors
       and can be decreased pursuant to a respective
       decision of the Board of Directors of the Company,
       in addition, the Board of Directors may modify
       the mechanics of payment of the remuneration
       of Directors

6.3    Approve to determine the remuneration of Mr.              Mgmt          Against                        Against
       Alexander V. Frolov [as the Chairman of the
       Board of Directors and as Chief Executive Officer,
       subject to his election by the Board of Directors
       at the meeting immediately following the AGM]
       consisting of the following: [i] the Directors
       fee as stated in Paragraph 7.2 above plus any
       applicable fees for participation in the work
       of the Board Committees; and [ii] a bonus [which
       the Company is in no obligation to pay and
       if the Company shall pay a bonus in any 1 year,
       this shall not give rise to a contractual entitlement
       to a bonus in future years] subject to the
       discretion of the Remuneration Committee of
       the Company and by the Board of Directors of
       the Company, the bonus contemplated is subject
       to the achievement of a performance condition
       based on the target value figures set out by
       the Board of Directors for the Chairman of
       the Board as to the key performance indicators

6.4    Authorize the Chairman of the Board of the Company        Mgmt          For                            For
       to sign the Management service agreements [including
       any amendments and modifications thereto] with
       Mr. James Campbell, Mr. Philippe Delaunois
       and Mr. Terry J. Robinson [as Independent Directors
       of the Company]




--------------------------------------------------------------------------------------------------------------------------
 FIRSTRAND LTD                                                                               Agenda Number:  701392970
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5202Z131                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  ZAE000066304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon: (i)             Mgmt          For                            For
       this resolution being passed by a majority
       of FirstRand shareholders excluding any related
       party or any associates of any related party,
       as specified in the Listing Requirements, or
       any share trust or scheme, as specified in
       Schedule 14 of the Listing Requirements; (ii)
       compliance by the Director with requirements
       of Section 90 of the Companies Act; (iii) implementation
       of the FirstRand disposala; and (iv) RMBH obtaining
       the approval of the Registrar of Long-Term
       Insurance, in accordance with Section 26(2)
       of the Long-Term Insurance Act, 1998, for the
       acquisition of more than 25% of the Discovery
       Shares, the unbundling and authorize the Directors
       to make a distribution in specie of 316,357,337
       Discovery shares, equating to 53.44% of the
       entire issued share capital of Discovery to
       FirstRand ordinary shareholders, such that
       each FirstRand ordinary shareholder receives
       0.561343 Discovery shares for every FirstRand
       ordinary share held on the unbundling record
       date; and authorize the Directors to do all
       such acts and things on behalf of FirstRand
       as they may, in their absolute discretion,
       consider necessary or expedient for the purpose
       of giving effect to the unbunding




--------------------------------------------------------------------------------------------------------------------------
 FIRSTRAND LTD                                                                               Agenda Number:  701397689
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5202Z131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  ZAE000066304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the audited annual financial            Mgmt          For                            For
       statements of the Company and the Group for
       the YE 30 JUN 2007 including the reports of
       the Directors and the Auditors

2.O.2  Approve to confirm the final dividend of 43.0             Mgmt          For                            For
       cents per ordinary share declared 17 SEP 2007

3O3.1  Re-elect Mr. Gerrit Thomas Ferreira as a Non-Executive    Mgmt          For                            For
       Chairman

3O3.2  Re-elect Mr. Denis Martin Falck as a Non-Executive        Mgmt          For                            For
       Director

3O3.3  Re-elect Mr. Nolulamo [Lulu] Gwagwa as an Independent     Mgmt          Against                        Against
       Non-Executive Director

3O3.4  Re-elect Mr. Gugu Moloi as an Independent Non-Executive   Mgmt          Against                        Against
       Director

3O3.5  Re-elect Mr. Frederik van Zyl Stabbert as an              Mgmt          For                            For
       Independent Non-Executive Director

3O3.6  Re-elect Mr. Robert Albert Williams as an Independent     Mgmt          For                            For
       Non-Executive Director

4.O.4  Re-elect Mr. Ronald Keith Store as an Independent         Mgmt          For                            For
       Non-Executive Director, who retires in terms
       of the Company's Articles of Association

5.O.5  Approve the remuneration of the Directors for             Mgmt          For                            For
       YE JUN 2007

6.O.6  Approve to increase the fees of the Directors             Mgmt          For                            For
       by approximately 6% as specified

7.O.7  Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Auditors of the Company, until the next AGM

8.O.8  Authorize the Directors to fix and pay the Auditors       Mgmt          For                            For
       remuneration for the YE 30 JUN 2007

9.O.9  Approve to place all the authorized but unissued          Mgmt          For                            For
       shares in the Company under the control of
       the Directors until the forthcoming AGM and
       authorize them to allot and issue shares in
       the Company upon such terms and conditions
       as they may deem fit, subject to the Companies
       Act [Act 61 of 1973], as amended [the Companies
       Act], the Articles of Association of the Company
       and the JSE Listing [JSE] Listing Requirements;
       the issuing of shares granted under this authority
       will be limited to firstrand's existing contractual
       obligations to issue shares required for the
       purpose of carrying out of the firstrand outperformance
       share incentive schemes

10O10  Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a renewable authority and subject
       to the Companies Act and the Listing Requirements
       of the JSE, to issue ordinary shares in the
       authorized but unissued share capital of the
       Company for cash, not exceeding in aggregate
       in any one FY, 5% of the number of equity share
       in issue at the maximum permitted discount
       of 10% of the weighted average trading price
       of the Company's ordinary shares over the 30
       previous days to that date the price of the
       issue is determined or agreed by the Directors
       of the Company; [Authority expires the earlier
       of the next AGM or 15 months from the date
       of this AGM]; a press announcement giving full
       details, including the impact on net asset
       value and earnings per share, will be published
       at the time of any issue representing, on a
       cumulative basis within one FY, 5% or more
       of the number of shares in issue prior to the
       issues in terms of the JSE Listing Requirements

11O11  Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a renewable general authority to
       issue the unissued but authorized B variable
       rate, non-cumulative, non redeemable preference
       shares of the Company for cash, subject to
       the Companies Act and the Listing requirements
       of the JSE, when applicable; [Authority expires
       the earlier of the next AGM or 15 months from
       the date of this AGM]; a press announcement
       giving full details, including the impact on
       net asset value and earnings per share, will
       be published at the time of any issue representing,
       on a cumulative basis within one FY, 5% or
       more of the number of shares in issue prior
       to the issue, in terms of the JSE Listing Requirements

12.S1  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of the Company's Articles of Association and
       by way of general authority, to repurchase
       shares issued by the Company or permit a subsidiary
       of the Company to do the same, on the open
       market of JSE, as determined by the Directors,
       but subject to the provisions of the Act and
       the listing requirements of the JSE, not exceeding
       in aggregate 10% of the Company's issued ordinary
       share capital in any 1 FY, at a price of no
       more than 10% above the weighted average market
       price of such shares over the previous 5 business
       days; [Authority expires until the conclusion
       of the next AGM or 15 months from the date
       of passing of this resolution]; a paid press
       announcement will be published when the Company
       has acquired, on a cumulative basis, 3% of
       the initial number of the relevant class of
       securities and for each 3% in aggregate of
       the initial number of that class acquired thereafter




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932610074
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     TO AMEND THE BY-LAWS OF THE COMPANY TO INCLUDE            Mgmt          For                            For
       THE FORMATION OF COMMITTEES, AND OTHER ADJUSTS
       TO COMPLY WITH THE PROVISIONS OF THE MEXICAN
       SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES).

E2     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

E3     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For

O1     ELECTION AND/OR RATIFICATION OF MEMBERS OF THE            Mgmt          For                            For
       BOARD OF DIRECTORS AND SECRETARY AND THEIR
       ALTERNATES; QUALIFICATION OF THEIR INDEPENDENCE
       IN ACCORDANCE TO THE MEXICAN SECURITIES MARKET
       LAW, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.

O2     PROPOSAL TO FORM COMMITTEES OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS, INCLUDING THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, APPOINTMENT OF THE CHAIRMAN
       FOR SUCH COMMITTEES, AND RESOLUTION WITH RESPECT
       TO THEIR REMUNERATION.

O3     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

O4     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932640510
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  29-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS: PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

02     REPORT OF THE EXTERNAL AUDITOR WITH RESPECT               Mgmt          For
       TO THE COMPLIANCE OF TAX OBLIGATIONS OF THE
       COMPANY.

03     APPLICATION OF THE RESULTS FOR THE 2006 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

04     DETERMINE THE MAXIMUM AMOUNT TO BE USED IN THE            Mgmt          For
       SHARE REPURCHASE PROGRAM IN THE AMOUNT OF PS.
       3,000,000,000.00 MEXICAN PESOS.

05     DIVIDE ALL THE SERIES  B  AND SERIES  D  SHARES           Mgmt          For
       OF STOCK OUTSTANDING.

06     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS.            Mgmt          For

07     PROPOSAL TO FORM THE COMMITTEES OF THE BOARD              Mgmt          For
       OF DIRECTORS: (I) FINANCE AND PLANNING, (II)
       AUDIT, AND (III) CORPORATE PRACTICES; APPOINTMENT
       OF THERI RESPECTIVE CHAIRPERSON, AND RESOLUTION
       WITH RESPECT TO THEIR REMUNERATION.

08     APPOINTMENT OF DELEGATES FOR THE SHAREHOLDERS             Mgmt          For
       MEETING.

09     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  932844524
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Annual
      Ticker:  FMX                                                                   Meeting Date:  22-Apr-2008
        ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS; PRESENTATION            Mgmt          For                            For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V. FOR THE 2007 FISCAL
       YEAR; REPORT OF THE CHIEF EXECUTIVE OFFICER
       AND THE OPINION OF THE BOARD OF DIRECTORS WITH
       RESPECT TO SUCH REPORT, AND THE REPORTS OF
       THE CHAIRMEN OF THE AUDIT AND CORPORATE PRACTICES
       COMMITTEES, PURSUANT TO ARTICLE 172 OF THE
       GENERAL LAW OF COMMERCIAL COMPANIES (LEY GENERAL
       DE SOCIEDADES MERCANTILES) AND THE APPLICABLE
       PROVISIONS OF THE SECURITIES MARKET LAW (LEY
       DEL MERCADO DE VALORES).

02     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For                            For
       OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION
       XX OF THE INCOME TAX LAW (LEY DEL IMPUESTO
       SOBRE LA RENTA).

03     APPLICATION OF THE RESULTS FOR THE 2007 FISCAL            Mgmt          For                            For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, IN THE AMOUNT OF PS. $0.0807887
       PER EACH SERIES "B" SHARE, AND PS. $0.100985875
       PER EACH SERIES "D" SHARE, CORRESPONDING TO
       PS. $0.4039435 PER "B" UNIT AND PS. $0.4847322
       PER "BD" UNIT.

04     PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT               Mgmt          For                            For
       OF RESOURCES TO BE USED FOR THE SHARE REPURCHASE
       PROGRAM, THE AMOUNT OF $3,000,000,000.00 MEXICAN
       PESOS, PURSUANT TO ARTICLE 56 OF THE SECURITIES
       MARKET LAW.

05     ELECTION OF PROPRIETARY AND ALTERNATE MEMBERS             Mgmt          For                            For
       AND SECRETARIES OF THE BOARD OF DIRECTORS,
       QUALIFICATION OF THEIR INDEPENDENCE, IN ACCORDANCE
       WITH THE SECURITIES MARKET LAW, AND RESOLUTION
       WITH RESPECT TO THEIR REMUNERATION.

06     PROPOSAL TO INTEGRATE THE FOLLOWING COMMITTEES:           Mgmt          For                            For
       (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
       CORPORATE PRACTICES; APPOINTMENT OF THEIR RESPECTIVE
       CHAIRMAN, AND RESOLUTION WITH RESPECT TO THEIR
       REMUNERATION.

07     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

08     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

09     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

10     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          Against
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

11     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

12     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

13     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

14     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

15     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          Against
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

16     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

17     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

18     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

19     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

20     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          Against
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

21     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

22     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

23     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA PLASTICS CORP, TAIPEI                                                               Agenda Number:  701599702
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y26095102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  TW0001301000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 458362 DUE TO DELETION OF THE RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          For                            For
       TWD 6.7 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the rules of the election         Mgmt          For                            For
       of Directors and Supervisors

B.5    Other issues                                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FU JI FOOD AND CATERING SERVICES HOLDINGS LTD                                               Agenda Number:  701333142
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3685B104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Aug-2007
        ISIN:  KYG3685B1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the consolidated audited              Mgmt          For                            For
       financial statements and the reports of the
       Directors of the Company and the Company's
       Auditors for the YE 31 MAR 2007

2.     Approve and declare the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2007

3.I    Re-elect Ms. Josephine Price as a Non-Executive           Mgmt          For                            For
       Director of the Company

3.II   Re-elect Ms. Tsui Wai Ling Carlye as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company

3.III  Re-elect Ms. Yang Liu as an Independent Non-Executive     Mgmt          For                            For
       Director of the Company

4.     Re-appoint CCIF CPA Limited as the Company's              Mgmt          For                            For
       Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules], to allot, issue and deal with
       the unissued shares [each, a 'Share'] of HKD
       0.01 each in the capital of the Company and
       make or grant offers, agreements and options,
       including warrants or similar rights to subscribe
       for shares, during and after the relevant period,
       not exceeding the aggregate of aa) 20% of the
       aggregate nominal value of the issued share
       capital of the Company; bb) the nominal amount
       of share capital repurchased [up to 10% of
       the aggregate nominal amount of the issued
       share capital], otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       options granted under all Share Option Schemes
       of the Company adopted from time to time in
       accordance with the Listing Rules; or iii)
       any scrip dividend or similar arrangement;
       or iv) the exercise of subscription or conversion
       rights under the terms of any warrants and
       securities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the applicable Laws of Cayman Islands to
       be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares [each, a 'Share'] of HKD 0.01 each in
       the capital of the Company on The Stock Exchange
       of Hong Kong Limited [Stock Exchange], or any
       other stock exchange on which the Shares may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for such purpose, and otherwise
       in accordance with the rules and regulations
       of the Securities and Futures Commission of
       Hong Kong, the Stock Exchange, the Companies
       Law, Chapter 22 [Law 3 of 1961, as consolidated
       and revised] of the Cayman Islands and all
       other applicable Laws, during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or the applicable
       Laws of Cayman Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5, by the addition to the aggregate
       nominal value of the shares which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to or in accordance with such general
       mandate of an amount representing the aggregate
       nominal value of the share capital of the Company
       purchased or agreed to be purchased by the
       Company pursuant to or in accordance with the
       authority granted Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 FUFENG GROUP LTD                                                                            Agenda Number:  701243723
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36844101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  KYG368441013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited consolidated       Mgmt          No vote
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2006

2.     Approve a final dividend of RMB 5.79 cents per            Mgmt          No vote
       share of the Company for the YE 31 DEC 2006

3.I    Re-elect Mr. Li Xuenchun as a Director                    Mgmt          No vote

3.II   Re-elect Mr. Li Deheng as a Director                      Mgmt          No vote

3.III  Re-elect Mr. Xu Guohua as a Director                      Mgmt          No vote

3.IV   Re-elect Mr. Feng Zhenquan as a Director                  Mgmt          No vote

3.V    Authorize the Directors to fix the remuneration           Mgmt          No vote
       of the re-elected Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          No vote
       of the Company and authorize the Board of Directors
       to fix its remuneration

5.A    Authorize the Board, to allot, issue and deal             Mgmt          No vote
       with additional shares in the capital of the
       Company and make or grant offers, agreements
       and options, warrants or similar rights during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of the subscription rights under options granted
       under any Option Scheme or similar arrangement
       for the time being adopted by the Company for
       the grant or issue to eligible persons of shares
       or rights to subscribe for shares; iii) any
       scrip dividend or similar arrangements providing
       for the allotment and issue of shares or other
       securities of the Company in lieu of the whole
       or part of a dividend on shares in accordance
       with the Article of Association of the Company;
       or iv) any issue of shares pursuant to the
       exercise of rights of subscriptions or conversion
       under the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares; aAuthority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable law or the Articles of Association
       of the Company to be helda

5.B    Authorize the Board to repurchase shares of               Mgmt          No vote
       the Company during the relevant period, on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be helda

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          No vote
       5A and 5B, the aggregate nominal amount of
       share capital of the Company that may be allotted,
       issued or dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with by the Board pursuant to and in
       accordance with the mandate granted under Resolution
       5(A) to increase and extend by the addition
       thereto of the aggregate nominal amount of
       shares repurchased by the Company pursuant
       to and in accordance with the mandate granted
       under Resolution 5(B), provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM OAO, MOSCOW                                                                         Agenda Number:  701269145
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the annual report of the Company              Mgmt          No vote
       for 2006

2.     Approval of the annual accounting statements,             Mgmt          No vote
       including the profit and loss reports (profit
       and loss accounts) of the Company for 2006

3.     Approval of the distribution of profit of the             Mgmt          No vote
       company based on the results of 2006

4.     Approval of the amount of, period and form of             Mgmt          No vote
       payment of annual dividends on the Company
       s shares as proposed by the Board of Directors

5.     Approve the remuneration of members of the board          Mgmt          No vote
       of directors and audit commission of the company

6.     Approval of the external auditor of the company           Mgmt          No vote

7.     Regarding the making changes to the charter               Mgmt          No vote
       of OAO Gazprom

8.     Regarding the approval of interested-party transactions   Mgmt          No vote
       in connection with the implementation of the
       Nord Stream project

9.1    Agreements between OAO Gazprom and AB Gazprombank         Mgmt          No vote
       (ZAO) for the receipt by OAO Gazprom of cash
       in a maximum sum of 500 million U.S. dollars
       or its equivalent in rubles or euros for a
       period of up to and including 10 years, with
       interest for using the loans to be paid at
       a rate not exceeding 8.5% per annum in the
       case of loans in U.S. dollars/euros and at
       a rate not exceeding 10% per annum in the case
       of loans in rubles

9.2    Agreements between OAO Gazprom and Sberbank               Mgmt          No vote
       for the receipt by OAO Gazprom of cash in a
       maximum sum of 1 billion U.S. dollars or its
       equivalent in rubles or euros for a period
       not in excess of 365 days, with interest for
       using the loans to be paid at a rate not exceeding
       7% per annum in the case of loans in U.S. dollars/euros
       and at a rate not exceeding 7.5% per annum
       in the case of loans in rubles

9.3    Agreements between OAO Gazprom and AB Gazprombank         Mgmt          No vote
       (ZAO) pursuant to which AB Gazprombank (ZAO)
       will, upon the terms and conditions announced
       by it, accept and credit cash transferred to
       accounts opened in OAO Gazprom s name and conduct
       operations through the accounts in accordance
       with OAO Gazprom s instructions, as well as
       agreements between OAO Gazprom and AB Gazprombank
       (ZAO) regarding maintenance in the account
       of a non-reducible balance in a maximum sum
       not exceeding 20 billion rubles or its equivalent
       in a foreign currency for each transaction,
       with interest to be paid by the bank at a rate
       not lower than 0.3% per annum in the relevant
       currency

9.4    Agreements between OAO Gazprom and Sberbank               Mgmt          No vote
       pursuant to which Sberbank will, upon the terms
       and conditions announced by it, accept and
       credit cash transferred to accounts opened
       in OAO Gazprom s name and conduct operations
       through the accounts in accordance with OAO
       Gazprom s instructions

9.5    Agreement between OAO Gazprom and AB Gazprombank          Mgmt          No vote
       (ZAO) pursuant to which AB Gazprombank (ZAO)
       undertakes, as may be instructed by OAO Gazprom
       and for a fee of not more than 0.5% per annum,
       to open on a monthly basis in favor of AK Uztransgaz,
       in connection with payments for its services
       related to natural gas transportation across
       the territory of the republic of Uzbekistan,
       certain documentary irrevocable unpaid letters
       of credit, with the amount of each individual
       letter of credit not to exceed 23.4 million
       U.S. dollars and the maximum amount under all
       of the letters of credit not to exceed 70.2
       million U.S. dollars

9.6    Agreements between oao gazprom and ab gazprombank         Mgmt          No vote
       (zao) pursuant to which ab gazprombank (zao)
       will provide services to oao gazprom making
       use of the bank-client electronic payments
       system, including, without limitation, receipt
       from oao gazprom of electronic payment documents
       for executing expense operations through accounts,
       provision of electronic statements of account
       and conduct of other electronic document processing,
       and oao gazprom will pay for the services provided
       at such tariffs of ab gazprombank (zao) as
       may be in effect at the time the services are
       provided

9.7    Agreements between OAO Gazprom and Sberbank               Mgmt          No vote
       pursuant to which Sberbank will provide services
       to OAO Gazprom making use of the Client-Sberbank
       electronic payments system, including, without
       limitation, receipt from OAO Gazprom of electronic
       payment documents for executing expense operations
       through accounts, provision of electronic statements
       of account and conduct of other electronic
       document processing, and OAO Gazprom will pay
       for the services provided at such tariffs of
       Sberbank as may be in effect at the time the
       services are provided

9.8    Foreign currency purchase/sale transactions               Mgmt          No vote
       between OAO Gazprom and AB Gazprombank (ZAO),
       to be entered into under the general agreement
       on the conduct of conversion operations between
       OAO Gazprom and AB Gazprombank (ZAO) dated
       as of September 12, 2006, No. 3446, in a maximum
       sum of 500 million U.S. dollars or its equivalent
       in rubles, euros or other foreign currency
       for each transaction

9.9    Agreements between OAO Gazprom and AB Gazprombank         Mgmt          No vote
       (ZAO) pursuant to which the bank will issue
       guarantees to the Russian Federation s customs
       authorities with respect to the obligations
       of the company as a customs broker to pay customs
       payments and eventual interest and penalties,
       in a maximum sum of 50 million rubles and for
       a period of not more than 14 months, with the
       bank to be paid a fee at a rate of not more
       than 1% per annum of the amount of the guarantee

9.10   Agreements between OAO Gazprom and AB Gazprombank         Mgmt          No vote
       (ZAO) pursuant to which OAO Gazprom will issue
       suretyships to secure performance by gas transportation
       and gas production companies with a 100% participation
       by OAO Gazprom in their charter capitals of
       their obligations to AB Gazprombank (ZAO) with
       respect to the bank s guarantees issued to
       the Russian Federation s tax authorities in
       connection with the subsidiary companies challenging
       such tax authorities  claims in courts, in
       an aggregate maximum sum equivalent to 500
       million U.S. dollars and for a period of not
       more than 14 months

9.11   Agreements between OAO Gazprom and Sberbank               Mgmt          No vote
       pursuant to which OAO Gazprom will issue suretyships
       to secure performance by gas transportation
       and gas production companies with a 100% participation
       by OAO Gazprom in their charter capitals of
       their obligations to Sberbank with respect
       to the bank s guarantees issued to the Russian
       Federation s tax authorities in connection
       with the subsidiary companies challenging such
       tax authorities  claims in courts, in an aggregate
       maximum sum equivalent to 1 billion U.S. dollars
       and for a period of not more than 14 months

9.12   Agreements between OAO Gazprom and AB Gazprombank         Mgmt          No vote
       (ZAO) pursuant to which AB Gazprombank (ZAO)
       will be entitled, in the event of failure by
       gas transportation and gas production companies
       with a 100% participation by OAO Gazprom in
       their charter capitals to perform their obligations
       to AB Gazprombank (ZAO) with respect to the
       bank s guarantees issued to the Russian Federation
       s tax authorities in connection with the subsidiary
       companies challenging such tax authorities
       claims in courts, to receive satisfaction
       out of the value of AB Gazprombank (ZAO) s
       promissory notes held by OAO Gazprom and pledged
       to AB Gazprombank (ZAO), in a maximum sum of
       2 billion rubles and for a period of not more
       than 14 months

9.13   Agreements between OAO Gazprom and OAO Severneftegazprom  Mgmt          No vote
       pursuant to which OAO Gazprom will extend long-term
       loans to OAO Severneftegazprom in an aggregate
       maximum sum of 2.42 billion rubles for the
       performance by it in 2007-2009 of geological
       exploration work in a license area

9.14   Agreements between OAO Gazprom and OAO Severneftegazprom  Mgmt          No vote
       pursuant to which OAO Gazprom will extend long-term
       loans to OAO Severneftegazprom in an aggregate
       maximum sum of 19.95 billion rubles for the
       development of the Yuzhno-Russkoye (Southern
       Russian) gas and oil field

9.15   Agreements between OAO Gazprom and OOO Mezhregiongaz      Mgmt          No vote
       pursuant to which OAO Gazprom will deliver
       and OOO Mezhregiongaz will accept (off-take)
       gas in an amount of not more than 300 billion
       cubic meters, deliverable monthly, and will
       pay for gas a maximum sum of 450 billion rubles

9.16   Agreements between OAO Gazprom and OOO Mezhregiongaz      Mgmt          No vote
       pursuant to which OOO Mezhregiongaz undertakes,
       as may be instructed by OAO Gazprom and for
       a fee of not more than 318 million rubles,
       in its own name, but for OAO Gazprom s account,
       to accept and, through OOO Mezhregiongaz s
       electronic trading site, sell gas produced
       by OAO Gazprom and its affiliates, in an amount
       of not more than 15 billion cubic meters for
       a maximum sum of 32 billion rubles

9.17   Agreements between OAO Gazprom and OOO Mezhregiongaz      Mgmt          No vote
       pursuant to which OOO Mezhregiongaz will deliver
       and OAO Gazprom will accept (off-take) in 2008
       gas purchased by OOO Mezhregiongaz from independent
       entities in an amount of not more than 18 billion
       cubic meters for a maximum sum of 50 billion
       rubles

9.18   Agreements between OAO Gazprom and ZAO Northgas           Mgmt          No vote
       pursuant to which ZAO Northgas will deliver
       and OAO Gazprom will accept (off-take) gas
       in an amount of not more than 4.5 billion cubic
       meters, deliverable monthly, and will pay for
       gas a maximum sum of 3.6 billion rubles

9.19   Agreements between OAO Gazprom and OAO Novatek            Mgmt          No vote
       pursuant to which OAO Gazprom will deliver
       and OAO Novatek will accept (off-take) in 2008
       gas in an amount of not more than 1.6 billion
       cubic meters and will pay for gas a maximum
       sum of 1.473 billion rubles

9.20   Agreements between OAO Gazprom and OAO Tomskgazprom       Mgmt          No vote
       pursuant to which OAO Gazprom will provide
       services related to arranging for the transportation
       of gas in a total amount of not more than 3
       billion cubic meters and OAO Tomskgazprom will
       pay for the services related to arranging for
       the transportation of gas via trunk gas pipelines
       a maximum sum of 1 billion rubles

9.21   Agreements between OAO Gazprom and OOO Mezhregiongaz      Mgmt          No vote
       pursuant to which OAO Gazprom will provide
       services related to arranging for the transportation
       of gas in a total amount of not more than 40
       billion cubic meters across the territory of
       the Russian Federation, CIS countries and Baltic
       states and OOO Mezhregiongaz will pay for the
       services related to arranging for the transportation
       of gas via trunk gas pipelines a maximum sum
       of 35 billion rubles

9.22   Agreements between OAO Gazprom and OAO Gazprom            Mgmt          No vote
       Neft pursuant to which OAO Gazprom will provide
       services related to arranging for the transportation
       of gas in a total amount of not more than 800
       million cubic meters and OAO Gazprom Neft will
       pay for the services related to arranging for
       the transportation of gas via trunk gas pipelines
       a maximum sum of 500 million rubles

9.23   Agreements between OAO Gazprom and OAO Novatek            Mgmt          No vote
       pursuant to which OAO Gazprom will provide
       services related to arranging for the transportation
       of gas in a total amount of not more than 45
       billion cubic meters and OAO Novatek will pay
       for the services related to arranging for the
       transportation of gas via trunk gas pipelines
       a maximum sum of 26.7 billion rubles

9.24   Agreements between OAO Gazprom and OAO Novatek            Mgmt          No vote
       pursuant to which OAO Gazprom will provide
       services related to arranging for the off-taking
       from underground gas storage facilities of
       gas owned by OAO Novatek in an amount of not
       more than 2.5 billion cubic meters and OAO
       Novatek will pay for the services related to
       arranging for the off-taking of gas a maximum
       sum of 46.8 million rubles

9.25   Agreements between OAO Gazprom and a/s Latvijas           Mgmt          No vote
       Gaze pursuant to which OAO Gazprom will sell
       and a/s Latvijas Gaze will purchase gas in
       an amount of not more than 920 million cubic
       meters for a maximum sum of 172 million euros

9.26   Agreements between OAO Gazprom and AB Lietuvos            Mgmt          No vote
       Dujos pursuant to which OAO Gazprom will sell
       and AB Lietuvos Dujos will purchase gas in
       an amount of not more than 1.655 billion cubic
       meters for a maximum sum of 216 million euros

9.27   Agreements between OAO Gazprom and UAB Kauno              Mgmt          No vote
       termofikacijos elektrine pursuant to which
       OAO Gazprom will sell and UAB Kauno termofikacijos
       elektrine will purchase gas in an amount of
       not more than 326 million cubic meters for
       a maximum sum of 30 million euros

9.28   Agreements between OAO Gazprom and MoldovaGaz             Mgmt          No vote
       S.A. pursuant to which OAO Gazprom will deliver
       and MoldovaGaz S.A. will accept (off-take)
       in 2008 gas in an amount of not more than 3.9
       billion cubic meters and will pay for gas a
       maximum sum of 702 million U.S. dollars

9.29   Agreements between OAO Gazprom and MoldovaGaz             Mgmt          No vote
       S.A. pursuant to which in 2008 MoldovaGaz S.A.
       will provide services related to the transportation
       of gas in transit across the territory of the
       republic of Moldova in an amount of not more
       than 23.6 billion cubic meters and OAO Gazprom
       will pay for the services related to the transportation
       of gas via trunk gas pipelines a maximum sum
       of 59 million U.S. dollars

       PLEASE NOTE THAT THIS MEETING ALLOWS CUMULATIVE           Non-Voting
       DIRECTOR VOTING. IN ORDER TO CUMULATE YOUR
       VOTES, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       TO VOTE FOR ANY DIRECTOR CANDIDATES REQUIRES
       CUMULATIVE VOTING.  ALSO PLEASE  NOTE THAT
       A VOTE  FOR ALL  IS NOT A VALID VOTE AND SUCH
       A VOTE WILL RENDER THE DIRECTOR VOTE NULL AND
       VOID. THANK YOU.

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 11 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

10.1   Elect Mr. Akimov Andrei Igorevich as a Members            Mgmt          No vote
       of the Board of Directors of the Company

10.2   Elect Mr. Ananenkov Aleksandr Georgievich as              Mgmt          No vote
       a Members of the Board of Directors of the
       Company

10.3   Elect Mr. Bergmann Burckhard as a Members of              Mgmt          No vote
       the Board of Directors of the Company

10.4   Elect Mr. Gazizullin Farit Rafikovich as a Members        Mgmt          No vote
       of the Board of Directors of the Company

10.5   Elect Mr. Gref German Oskarovich as a Members             Mgmt          No vote
       of the Board of Directors of the Company

10.6   Elect Ms. Karpel Elena Evgenievna as a Members            Mgmt          No vote
       of the Board of Directors of the Company

10.7   Elect Mr. Medvedev Dmitriy Anatolievich as a              Mgmt          No vote
       Members of the Board of Directors of the Company

10.8   Elect Mr. Medvedev Yurii Mitrofanovich as a               Mgmt          No vote
       Members of the Board of Directors of the Company

10.9   Elect Mr. Miller Aleksei Borisovich as a Members          Mgmt          No vote
       of the Board of Directors of the Company

10.10  Elect Mr. Nikolaev Viktor Vasilievich as a Members        Mgmt          No vote
       of the Board of Directors of the Company

10.11  Elect Mr. Oganesyan Sergey Aramovich as a Members         Mgmt          No vote
       of the Board of Directors of the Company

10.12  Elect Mr. Potyomkin Aleksandr Ivanovich as a              Mgmt          No vote
       Members of the Board of Directors of the Company

10.13  Elect Mr. Sereda Mikhail Leonidovich as a Members         Mgmt          No vote
       of the Board of Directors of the Company

10.14  Elect Mr. Fedorov Boris Grigorievich as a Members         Mgmt          No vote
       of the Board of Directors of the Company

10.15  Elect Mr. Foresman Robert Mark as a Members               Mgmt          No vote
       of the Board of Directors of the Company

10.16  Elect Mr. Khristenko Viktor Borisovich as a               Mgmt          No vote
       Members of the Board of Directors of the Company

10.17  Elect Mr. Shokhin Aleksandr Nikolaevich as a              Mgmt          No vote
       Members of the Board of Directors of the Company

10.18  Elect Mr. Yusufov Igor Khanukovich as a Members           Mgmt          No vote
       of the Board of Directors of the Company

10.19  Elect Mr. Yasin Evgenii Grigorievich as a Members         Mgmt          No vote
       of the Board of Directors of the Company

       PLEASE NOTE THAT ALTHOUGH THERE ARE 11 CANDIDATES         Non-Voting
       TO BE ELECTED AS AUDITORS, THERE ARE ONLY 09
       VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 09 OF THE 11 AUDITORS.
       THANK YOU.

11.1   Elect Mr. Arkhipov Dmitriy Aleksandrovich as              Mgmt          No vote
       a Members of the Audit Commission of the Company

11.2   Elect Mr. Askinadze Denis Arkadyevich as a Members        Mgmt          No vote
       of the Audit Commission of the Company

11.3   Elect Mr. Bikulov Vadim Kasymovich as a Members           Mgmt          No vote
       of the Audit Commission of the Company

11.4   Elect Mr. Ishutin Rafael Vladimirovich as a               Mgmt          No vote
       Members of the Audit Commission of the Company

11.5   Elect Mr. Kobzev Andrey Nikolaevich as a Members          Mgmt          No vote
       of the Audit Commission of the Company

11.6   Elect Ms. Lobanova Nina Vladislavovna as a Members        Mgmt          No vote
       of the Audit Commission of the Company

11.7   Elect Mr. Nosov Yurii Stanislavovich as a Members         Mgmt          No vote
       of the Audit Commission of the Company

11.8   Elect Ms. Oseledko Viktoriya Vladimirovna as              Mgmt          No vote
       a Members of the Audit Commission of the Company

11.9   Elect Mr. Sinyov Vladislav Mikhailovich as a              Mgmt          No vote
       Members of the Audit Commission of the Company

11.10  Elect Mr. Fomin Andrey Sergeevich as a Members            Mgmt          No vote
       of the Audit Commission of the Company

11.11  Elect Mr. Shubin Yuri Ivanovich as a Members              Mgmt          No vote
       of the Audit Commission of the Company




--------------------------------------------------------------------------------------------------------------------------
 GODREJ CONSUMER PRODUCTS LTD                                                                Agenda Number:  701351885
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2732X135                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  03-Oct-2007
        ISIN:  INE102D01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

1.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 94 and other applicable provisions,
       if any of the Companies Act, 1956 [including
       any statutory modifications or re-enactments
       thereof, for the time being in force], to increase
       the authorized share capital of the Company
       from INR 25,00,00,000 divided into 25,00,00,000
       equity shares of the nominal value INR 1 each
       to INR 30,00,00,000 divided into 29,00,00,000
       equity shares of the nominal value INR 1 each
       and 1,00,00,000 unclassified shares of the
       nominal value INR 1 each, by creation of additional
       4,00,00,000 equity shares of nominal value
       INR 1 each and new 1,00,00,000 unclassified
       shares of the nominal value INR 1 each

2.     Amend, pursuant to the provisions of Section              Mgmt          For                            For
       16 and other applicable provisions, if any,
       of the Companies Act, 1956 [including any statutory
       modifications or re-enactments thereof, for
       the time being in force], Clause V of the Memorandum
       of Association of the Company as specified

S.3    Amend, pursuant to Section 31 of the Companies            Mgmt          For                            For
       Act, 1956 and the provisions of other statues
       as applicable, the Articles of Association
       of the Company as specified

S.4    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81(1A) and all other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification(s)
       or re-enactment thereof, for the time being
       in force] [the Act], the provisions of the
       Memorandum and Articles of Association of the
       Company and the Issue of Foreign Currency Convertible
       Bonds and Ordinary Shares [Though Depository
       Receipt Mechanism] Scheme, 1993, as amended,
       and the regulations/guidelines, if any, prescribed
       by the Securities and Exchange Board of India
       [SEBI], Reserve Bank of India [RBI] or any
       other relevant authority from time to time
       to the extent applicable and subject to such
       consents, approvals, permissions and sanctions
       as may be necessary and subject to such conditions
       and/or modifications as may be considered necessary
       by the Board of Directors [hereinafter referred
       to as the Board which term shall be deemed
       to include any Committee thereof for the time
       being exercising the powers conferred by this
       Resolution] or as may be prescribed or made,
       while granting such consents and approvals
       and which may be agreed to by the Board, to
       offer, issue and allot [including with provision
       for reservation on firm and/or competitive
       basis of such part of issue and for such categories
       of persons as may be permitted] in the course
       of one or more International/Domestic offering(s)
       to all eligible investors, whether shareholders
       of the Company or not, through a public offering
       and/or on a private placement basis, Ordinary
       Shares [hereinafter referred to as "equity
       shares] and/or equity shares through depositary
       receipts and/or foreign currency convertible
       bonds and/or securities convertible into equity
       shares at the option of the Company in any
       combination thereof and/or the holder(s) of
       such securities and/or securities linked to
       equity shares [all of which are hereinafter
       collectively referred to as Securities], secured
       or unsecured through prospectus and/or offer
       letter and/or circular basis, so however that
       the total amount raised through the aforesaid
       Securities should not be in excess of INR 400
       crore or such amount of US Dollars equivalent
       of INR 400 crore if raised in US Dollars [including
       any combination thereof], such issue and allotment
       to be made at such time or times, in one or
       more tranches, at such price or prices, in
       such manner and where necessary in consultation
       with the Lead Managers and/or Underwriters
       and/or Stabilizing Agents and/or other Advisors
       or otherwise on such terms and conditions as
       the Board may, in its absolute discretion,
       decide at the time of issue of Securities with
       a right to the Board to retain for additional
       allotment, such amount of subscription not
       exceeding 15% of the amount of the initial
       offer of each tranche as the Board may deem
       fit; in accordance with the provisions of Section
       81(1A) and other applicable provisions, if
       any, of the Act, the provisions of the Memorandum
       and Articles of Association of the Company
       and the provisions, of Chapter XIII-A of the
       SEBI [Disclosure and Investor Protection] Guidelines,
       2000 [SEBI DIP Guidelines], the provisions
       of the Foreign Exchange Management Act, 1999
       and the Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident Outside
       India] Regulations, 2000, to offer, issue and
       allot equity shares/fully convertible debentures/partly
       convertible debentures or any securities other
       than warrants, which are convertible into or
       exchangeable with equity shares on such date
       as may be determined by the Board but not later
       than 60 months from the date of allotment [collectively
       referred to as "QIP Securities"] to be subscribed
       on the basis of placement documents for an
       amount, which shall not in the aggregate exceed
       INR 400 crore; the relevant date for the determination
       of applicable price for the issue of the QIP
       Securities means the date which is 30 days
       prior to the date of announcement of the results
       of the Postal Ballot i.e., Saturday, the 08
       SEP 2007 [Relevant Date]; to issue and allot
       such number of equity shares as may be required
       to be issued and allotted upon conversion of
       Securities and/or QIP Securities referred to
       above or as may be in accordance with the terms
       of the offer, all such shares being pari passu
       inter se, with the then existing equity shares
       of the Company in all respects at its absolute
       discretion, in such manner as it may deem fit,
       to dispose of such of the Securities as permitted
       under applicable law and as are not subscribed;
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Act and subject
       to all necessary approvals to the Board to
       secure, if necessary, all or any of the above
       mentioned Securities and/or QIP Securities
       to be issued, by the creation of a mortgage
       and/or charge on all or any of the Company's
       immoveable and/or moveable assets, both present
       and future, in such form and manner and on
       such terms as may be deemed fit and appropriate
       by the Board; pursuant to the provisions of
       Section 293(1)(d) and other applicable provisions,
       if any, or the Act, and subject to all necessary
       approvals as may be necessary, to issue securities
       and/or QIP securities convertible into Equity
       shares partly or fully, in terms of the foregoing,
       irrespective of the fact that the aggregate
       amount of such securities outstanding at anyone
       time till their conversion to equity snares
       together with the borrowings made by the Company
       [apart from temporary loans obtained from the
       Company's bankers in the ordinary course of
       business] may exceed the aggregate of the paid-up
       capital and free reserves of the Company, that
       is to say reserves not set apart for any specific
       purpose; to enter into and execute all such
       agreements/arrangements with any Lead Manager(s),
       Manager(s), Global Coordinator(s), Book Runner(s),
       Underwriter(S), Guarantor(s), Depository[ies],
       Trustee(s), Custodian(s), Principal Paying
       Agent(s), Conversion Agent(s), Transfer Agent(s),
       Legal Advisor(s), Registrar(s) and any other
       agencies as may be involved or concerned in
       such offerings of Securities and/or QIP Securities
       and to remunerate all such Advisors and Agencies
       by way of commission, brokerage, fees or the
       like, and also to seek the listing of such
       Securities and/or QIP Securities in one or
       more International/Domestic Stock Exchanges;
       the Company and/or an agency or body authorized
       by the Board may upon conversion of securities
       into equity shares issue Depository Receipts
       representing the underlying equity shares in
       the capital of the Company or such other Securities
       in registered or bearer form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and providing for the tradeability or free
       transferability thereof as per international
       practices and regulations and under the forms
       and practices prevalent in the international
       markets; CONTD...

       CONTD...authorize the Board, for the purpose              Non-Voting
       of giving effect to the above, to determine
       the form, terms and timing of the issue(s),
       including the class of investors to whom the
       Securities and/or QIP Securities are to be
       allotted number of Securities and/or QIP Securities
       to be allotted in each tranche, issue price,
       face value, premium amount on issue/conversion
       of Securities and/or QIP Securities/redemption
       of Securities and/or QIP Securities, rate of
       interest, redemption period, listing on one
       or more Stock Exchanges in India and/or abroad,
       as the Board in its absolute discretion deems
       and to make and accept any modifications in
       the proposal as may be considered necessary
       or as may be required by the authorities involved
       in such issues in India and/or abroad, to do
       all acts, deeds, matters and things as may
       be necessary and to settle any questions or
       difficulties that may arise in regard to the
       issue(s); and to delegate all or any of the
       powers herein conferred to a Committee of Directors
       and/or any Member of such Committee with power
       to the said Committee to sub-delegate its powers
       to any of its Members




--------------------------------------------------------------------------------------------------------------------------
 GRUMA SAB DE C V                                                                            Agenda Number:  701092188
--------------------------------------------------------------------------------------------------------------------------
    Security:  P4948K121                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Nov-2006
        ISIN:  MXP4948K1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the complete rewriting of the Corporate           Mgmt          No vote
       By-Laws, to adapt them to the provisions of
       the New Securities Market Law published in
       the Official Gazetteer of the Federation on
       30 DEC 2005

2.     Elect the Members of the Board of Directors               Mgmt          No vote
       and the Secretary, full and substitute, determination
       of the independence of those Members of the
       Board of Directors put forward with that designation
       and setting of their compensation

3.     Approve the Membership of the Audit and Corporate         Mgmt          No vote
       Practices Committees and the designation of
       the Chairperson of each 1 of them

4.     Approve to designate Special Delegates who will           Mgmt          No vote
       carry out and formalize the resolutions passed
       by the meeting

5.     Approve the minutes that are prepared from the            Mgmt          No vote
       meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUMA SAB DE C V                                                                            Agenda Number:  701094651
--------------------------------------------------------------------------------------------------------------------------
    Security:  P4948K121                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Nov-2006
        ISIN:  MXP4948K1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the complete rewriting of the Corporate           Mgmt          No vote
       By-Laws, to adapt them to the provisions of
       the New Securities Market Law published in
       the Official Gazetteer of the Federation on
       30 DEC 2005

2.     Elect the Members of the Board of Directors               Mgmt          No vote
       and the Secretary, full and substitute, determination
       of the independence of those Members of the
       Board of Directors put forward with that designation
       and setting of their compensation

3.     Approve the Membership of the Audit and Corporate         Mgmt          No vote
       Practices Committees and the designation of
       the Chairperson of each 1 of them

4.     Approve to designate Special Delegates who will           Mgmt          No vote
       carry out and formalize the resolutions passed
       by the meeting

5.     Approve the minutes that are prepared from the            Mgmt          No vote
       meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  701367547
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49501201                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Oct-2007
        ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve to pay a cash dividend in the amount              Mgmt          For                            For
       of MXN 0.45 per share

II.    Approve the report of the External Auditor regarding      Mgmt          For                            For
       the financial situation of the Company

III.   Approve the designation of a delegate or delegates        Mgmt          For                            For
       to formalize and execute if relevant, the resolutions
       passed by the meeting

IV.    Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  701367559
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49501201                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Oct-2007
        ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Amend the Article 2 of the Corporate Bylaw so             Mgmt          For                            For
       as to omit as an entity that makes up part
       of the Financial Group Aarrendadoray Factor
       Banorte S. A. De C. V., a multipurpose, regulated
       entity, financial Company, Banorte Financial
       Group in virtue of its merger with Arrendadora
       Banorte, S. A. De C. V., a multipurpose, regulated
       entity Financial Company, Banorte Financial
       Group, and as a consequence, the signing of
       a new sole agreement of responsibilities

II.    Approve to designate an Inspector or Shareholder          Mgmt          For                            For
       Representative[s]  to formalize and execute
       if relevant, the resolutions passed by the
       meeting

III.   Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  701386105
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49501201                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve to change the composition of the Members          Mgmt          For                            For
       of the Board of Directors of the Company

II.    Appoint the delegate or delegates to formalize            Mgmt          For                            For
       and execute if the relevant resolutions passed
       by the meeting

III.   Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  701537637
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49501201                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve the reports that are referred to in               Mgmt          For                            For
       the Article 28, Part IV, of the Securities
       Market Law, for the FYE on 31 DEC 2007

II.    Approve the allocation of profits                         Mgmt          For                            For

III.   Approve the designation of the Members of the             Mgmt          For                            For
       Board of Directors of the Company and determine
       their independence and their compensation

IV.    Approve the designation of the Members of the             Mgmt          For                            For
       Audit and the Corporate Practices Committee,
       including the appointment of the Chairperson
       of said Committee and determine their compensation

V.     Approve the report from the Board of Directors            Mgmt          For                            For
       regarding the operations done with own shares
       during 2007, as well as determine the maximum
       amount of funds that can be allocated to the
       purchase of own shares for the 2008 FY

VI.    Grant authority to carry out a collation of               Mgmt          Against                        Against
       the Corporate By-Laws

VII.   Approve the designation of the delegate or delegates      Mgmt          For                            For
       to formalize and carry out, if relevant, the
       resolutions passed by the meeting

VIII.  Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  701548565
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49538112                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

I.     Approve the proposal to carry out a split of              Mgmt          For                            For
       the 2,595,000,000 series b shares, fully subscribed
       for and paid in, that represent the share capital
       of the company, at the ratio of three new shares
       for each one of the shares currently in circulation,
       such that afterward the share capital will
       come to be represented by 7,785,000,0000 (sic)
       series b shares, fully subscribed for and paid
       in. resolutions in this regard

II.    Amend Article 6 of the Bylaws of the Company              Mgmt          For                            For
       to make the split that is referred to in item
       I above effective; resolutions in this regard

III.   Approve the designation of delegates that will            Mgmt          For                            For
       carry out and formalize the resolutions passed
       by this meeting; resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  701551079
--------------------------------------------------------------------------------------------------------------------------
    Security:  P49538112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report from the Executive President           Mgmt          For                            For
       of the Company for the FY that ran from 01
       JAN 2007 to 31 DEC 2007; discussion and approval,
       if relevant, of the consolidated financial
       statements of the Company and of its subsidiaries
       to 31 DEC 2007; presentation of the opinions
       and reports that are referred to in Article
       28, part iv, lines a, c, d and e of the securities
       market law, regarding the fiscal year that
       ran from 01 JAN 2007 to 31 DEC 2007

2.     Approve the reading of the report regarding               Mgmt          For                            For
       the fulfillment of the tax obligations that
       are referred to in Article 86, part xx, of
       the Income Tax Law during the 2007 FY

3.     Approve the allocation of profits from the FY             Mgmt          For                            For
       that ended on 31 DEC 2007

4.     Receive the report that is referred to in Article         Mgmt          For                            For
       60,part iii, of the provisions of a general
       nature applicable to the issuers of securities
       and other participants in the securities market,
       including a report regarding the application
       of the resource allocated to the acquisition
       of own shares during the fiscal year that ended
       on 31 DEC 2007; determination of the maximum
       amount of resources that can be allocated to
       the acquisition of own shares during the FY
       that ended on 31 DEC 2007; determination of
       the maximum amount of resources that can be
       allocated to the acquisition of own shares
       during the 2008 FY

5.     Approve the ratification of the acts done by              Mgmt          For                            For
       the Board of Directors, the Executive President
       and its Committees during the FY that ran to
       31 DEC 2007; appoint or reelect, if relevant,
       of the Members of the Board of Directors of
       the Company and determination of their independence
       in accordance with Article 26 of the securities
       market law ; appoint or reelect if relevant,
       of the Committees of the Board of Directors

6.     Approve the designation Delegates who will carry          Mgmt          For                            For
       out and formalize the resolutions passed at
       this meeting




--------------------------------------------------------------------------------------------------------------------------
 HERO HONDA MOTORS LTD                                                                       Agenda Number:  701056029
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3179Z146                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Sep-2006
        ISIN:  INE158A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          No vote
       of the Company as at 31 MAR 2006 and the profit
       and loss account for the YE on that date together
       with the reports of the Directors and the Auditors
       thereon

2.     Declare a dividend of INR 20 per equity share             Mgmt          No vote
       on 19,96,87,500 equity shares of INR 2 each
       for the FY 2005-06

3.     Re-appoint Mr. Pradeep Dinodia as a Director,             Mgmt          No vote
       who retires by rotation

4.     Re-appoint Mr. Gen. (Retd.) Ved Prakash Malik             Mgmt          No vote
       as a Director, who retires by rotation

5.     Re-appoint Mr. Brijmohan Lall Munjal as a Director,       Mgmt          No vote
       who retires by rotation

6.     Re-appoint Mr. Satyanand Munjal as a Director,            Mgmt          No vote
       who retires by rotation

7.     Re-appoint Mr. Tatsuhiro Oyama as a Director,             Mgmt          No vote
       who retires by rotation

8.     Appoint M/s. A.F. Ferguson & Co., Chartered               Mgmt          No vote
       Accountants, New Delhi, the retiring Auditors,
       to hold office as the Auditors until the conclusion
       of the next AGM and approve to fix their remuneration

9.     Appoint Mr. Sunil Bharti Mittal as a Director             Mgmt          No vote
       of the Company, who is liable to determination
       by retirement of Directors by rotation

10.    Appoint Mr. Toshiaki Nakagawa as a Director               Mgmt          No vote
       of the Company and approve, pursuant to the
       recommendation of the Remuneration Committee
       and subject to the approval of the Central
       Government under Sections 269, 198, 309 read
       with Schedule XIII and other applicable provisions,
       if any, of the Companies Act 1956, the appointment
       of Mr. Toshiaki Nakagawa as Joint Managing
       Director for a period of 5 years with effect
       from 01 FEB 2006 an a remuneration including
       minimum remuneration and on terms and conditions
       as prescribed and the aggregate amount of remuneration
       payable to Mr. Nakagawa in a particular FY
       win be subject to the overall ceiling limit
       laid down in Sections 198 and 309 read with
       Schedule XIII of the Companies Act 1956

11.    Appointment Mr. Masher Takedagawa as a Director           Mgmt          No vote
       of the Company, who is liable to determination
       by retirement of Directors by rotation

S.12   Re-appoint, pursuant to the recommendation of             Mgmt          No vote
       the Remuneration Committee and in accordance
       with the provisions of Sections 269, 198, 309
       read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act 1956,
       Mr. Brijmohan Lall Munjal as Chairman and the
       Director in the Whole-time employment of the
       Company for a period of 5 years with effect
       from 03 AUG 2006 on a remuneration including
       minimum remuneration and such other terms and
       conditions as prescribed and the aggregate
       amount of remuneration payable to Mr. Munjal
       in a particular FY will be subject to the overall
       ceiling limit laid down in Sections 198 and
       309 read with Schedule XIII of the Companies
       Act 1956

S.13   Approve, pursuant to the provisions of Section            Mgmt          No vote
       163 of the Companies Act 1956, the Register
       and Index of Members of the Company and copies
       of all the annual returns prepared by the Company
       under Section 159 of the Companies Act 1956
       together with copies of all certificates and
       documents required to be annexed/attached thereto
       under Section 161 or any one or more of them
       be kept at the registered office of the Company
       at New Delhi

14.    Re-appoint, pursuant to the recommendation of             Mgmt          No vote
       the Remuneration Committee and in accordance
       with the provisions of Sections 269, 198, 309
       read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act 1956,
       Mr. Pawan Munjal as a Managing Director of
       the Company for a period of 5 years with effect
       from 01 OCT 2006 on a remuneration including
       minimum remuneration and such other terms and
       conditions as prescribed and the aggregate
       amount of remuneration payable to him in a
       particular FY will be subject to the overall
       ceiling limit laid down in Sections 198 and
       309 read with Schedule XIII of the Companies
       Act 1956




--------------------------------------------------------------------------------------------------------------------------
 HITE BREWERY CO LTD, SEOUL                                                                  Agenda Number:  701473706
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1593V105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7000140004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 93rd income statement, balance sheet,         Mgmt          For                            For
       and disposition of retained earning

2.     Elect the Directors                                       Mgmt          For                            For

3.     Approve the limit of remuneration and reward              Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 HITE BREWERY CO LTD, SEOUL                                                                  Agenda Number:  701584648
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1593V105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  KR7000140004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 468744 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the spin-off                                      Mgmt          For                            For

2.     Appoint Mr. Yoo Byungjae, External Director,              Mgmt          For                            For
       as a Member of the Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  701554671
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y36861105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 451047 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The status of joint-venture in People's Republic          Non-Voting
       of China

A.4    The establishment for the rules of the Board              Non-Voting
       Meeting

A.5    Other presentations                                       Non-Voting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution                      Mgmt          For                            For

B.3    Approve to issue new shares from retained earnings        Mgmt          For                            For

B.4    Approve the proposal of capital injection to              Mgmt          Against                        Against
       issue global depositary receipt

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.7    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MIPO DOCKYARD CO LTD                                                                Agenda Number:  701467854
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3844T103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7010620003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          For                            For

3.     Elect the Audit Committee Member                          Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  701451712
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38472109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7005380001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s)                        Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          Against                        Against

3.     Elect the External Directors who are the Auditor's        Mgmt          For                            For
       Committee Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HLDGS LTD                                                                   Agenda Number:  701099550
--------------------------------------------------------------------------------------------------------------------------
    Security:  S37840113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Nov-2006
        ISIN:  ZAE000083648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Ratify and approve, subject to the passing of             Mgmt          No vote
       Resolution O.1 and the passing and registration
       of S.2, the transactions contemplated in the
       agreement between Implats, Impala Platinum
       Limited  Impala Platinum , the Royal Bafokeng
       Nation, Royal Bafokeng Nation Development Trust,
       Royal Bafokeng Holdings  Pty  Limited, RBH
       Resources Holdings  Pty  Limited, Royal Bafokeng
       Tholo Investment Holding Company  Pty  Limited
       RBTIH , Royal Bafokeng Impala Investment Holding
       Company  Pty  Limited  RBIIH  and Royal Bafokeng
       Resources Holdings  Pty  Limited entered into
       on 28 SEP 2006  Framework Agreement , which
       are intended to discharge Impala Platinum s
       obligation to periodically pay the Royalties
       as specified in the Framework Agreement  and
       to deliver an ultimate fully diluted shareholding
       of 12.1% in Implats by the RBN Group  as specified
       in the Framework Agreement

O.1    Approve, subject to the passing and registration          Mgmt          No vote
       of Resolutions S.1 and S.2, to place 75,115,200
       ordinary shares of 2.5 cents each in the authorized
       but unissued share capital of the Company under
       the control of the Directors with specific
       authority for them to allot and issue such
       shares to RBTIH and RBIIH for a subscription
       price of ZAR 10,585,000,000, in compliance
       with the Company s obligations to issue such
       ordinary shares to RBTIH and RBIIH in terms
       of the Subscription Agreement  as specified
       in the Framework Agreement  as follows: RBIIH:
       56,556,208 ordinary shares of 2.5 cents each;
       and RBTIH: 18,558,992 ordinary shares of 2.5
       cents each

S.2    Approve, subject to the passing of Resolution             Mgmt          No vote
       O.1 and the passing and registration of Resolution
       S.1, the acquisition by the Company or its
       nominee of 2,459,968 of its own ordinary shares
       of 2.5 cents each from RBTIH and RBIIH as follows:
       RBIIH: 1,852,176 ordinary shares of 2.5 cents
       each; and RBTIH: 607,792 ordinary shares of
       2.5 cents each, on or about the date on which
       Implats exercises the Call Option  as specified
       in the Framework Agreement

S.3    Approve, subject to the passing and registration          Mgmt          No vote
       of Resolution S.4, to convert the 44,008,000
       A  ordinary shares with a par value of 2.5
       cents each in the authorized but unissued share
       capital of the Company into 44,008,000 ordinary
       shares with a par value of 2.5 cents each,
       and amend the Memorandum of Association of
       the Company

S.4    Amend, subject to the passing and registration            Mgmt          No vote
       of Resolution S.3, Article 32 of the Articles
       of Association of the Company, as specified

O.2    Authorize any Member of the Board of Directors            Mgmt          No vote
       to take all such steps and to sign all such
       documents as may be necessary to give effect
       to the Resolutions O.1 and S.1, S.2, S.3 and
       S.4




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HLDGS LTD                                                                   Agenda Number:  701380836
--------------------------------------------------------------------------------------------------------------------------
    Security:  S37840113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  ZAE000083648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial statements for the YE               Non-Voting
       30 JUN 2007

1.     Re-elect Mr. F. J. P. Roux as a Director                  Mgmt          For                            For

2.     Re-elect Mr. J. M. McMahon as a Director                  Mgmt          For                            For

3.     Appoint Mr. D. Earp as a Director                         Mgmt          For                            For

4.     Appoint Mr. F. Jakoet as a Director                       Mgmt          For                            For

5.     Appoint Mr. D.S. Phiri as a Director                      Mgmt          For                            For

6.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors

7.S1   Authorize the Director of the Company, in terms           Mgmt          For                            For
       of the Company's Articles of Association, by
       way of a general authority to repurchase issued
       shares in the Company or to permit a subsidiary
       of the Company to purchase shares in the Company,
       as and when deemed appropriate, subject to
       the following initiatives: that any such repurchase
       be effected through the order book operated
       by the JSE Limited [JSE] trading system and
       done without any priority understanding or
       agreement between the Company and the counterparty;
       that a paid announcement giving such details
       as may be required in terms of JSE Listings
       Requirements be published when the Company
       or its subsidiaries have repurchased in aggregate
       3% of the initial number of shares in issue,
       as at the time that the general authority was
       granted and for each 3% in aggregate of the
       initial number of shares which are acquired
       thereafter; that a general repurchase may not
       in the aggregate in any 1 FY exceed 10% of
       the number of shares in the Company issued
       share capital at the time this authority is
       given, provided that a subsidiary of the Company
       may not hold at any one time more than 10%
       of the number of issued shares of the Company;
       no purchase will be effected during a prohibited
       period [as specified by the JSE Listings Requirements];
       at any one point in time, the Company may only
       appoint one agent to effect repurchases on
       the Company's behalf, the Company may only
       undertake a repurchase of securities if, after
       such repurchase, the spread requirements of
       the Company comply with JSE Listings Requirements;
       in determining the price at which shares may
       be repurchased in terms of this authority,
       the maximum premium permitted is 10% above
       the weighted average traded price of the shares
       as determined over the 5 days prior to the
       date of repurchase; and may such repurchase
       shall be subject to the Companies Act and the
       applicable provisions of the JSE Listings Requirements,
       the Board of Directors as at the date of this
       notice, has stated in intention to examine
       methods of returning capital to the shareholders
       in terms of the general authority granted at
       the last AGM; the Board believes it to be in
       the best interest of implants that shareholders
       pass a special resolution granting the Company
       and/or its subsidiaries with the flexibility,
       subject to the requirements of the Companies
       Act and the JSE, to purchase shares should
       it be in the interest of implants and/or subsidiaries
       at any time while the general authority subsists;
       the Directors undertake that they will not
       implement any repurchase during the period
       of this general authority unless: the Company
       and the will be able, in the ordinary course
       of business to pay their debts for a period
       of 12 months after the date of the AGM; the
       assets of the Company and the Group will be
       in excess of the combined liabilities of the
       Company and the Group for a period of 2 months
       after the date of the notice of the AGM, the
       assets and liabilities have been recognized
       and measured for this purpose in accordance
       with the accounting policies used in the latest
       audited annual group financial statements;
       the Company's and the Group's ordinary share
       capital and reserves will, after such payment,
       be sufficient to meet their needs fro a period
       of 12 months following the date of the AGM;
       the Company and the Group will, after such
       payment, have sufficient working capital to
       meet their needs for a period of 12 months
       following the date of the AGM; and the sponsor
       of the Company provides a letter to the JSE
       on the adequacy of the working capital in terms
       of Section 2.12 of the JSE Listings Requirements;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months]

8.S2   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HOLDINGS LTD                                                                Agenda Number:  701056106
--------------------------------------------------------------------------------------------------------------------------
    Security:  S37840105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Oct-2006
        ISIN:  ZAE000003554
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive the financial statements for the YE               Non-Voting
       30 JUN 2006

2O2.1  Re-elect Mr. S. Bressit as a Director, who retires        Mgmt          No vote
       in terms of the Articles of Association

2O2.2  Re-elect Mr. K. Mokhele as a Director, who retires        Mgmt          No vote
       in terms of the Articles of Association

2O2.3  Re-elect Mr. K.C. Rumble as a Director, who               Mgmt          No vote
       retires in terms of the Articles of Association

2O2.4  Re-elect Mr. L.C. van Vaught as a Director,               Mgmt          No vote
       who retires in terms of the Articles of Association

2O2.5  Re-elect Ms. N.D.B. Orleyn as a Director, who             Mgmt          No vote
       retires in terms of the Articles of Association

3.O.3  Approve to determine the remuneration of the              Mgmt          No vote
       Directors

4.O.4  Approve to place all the unissued shares of               Mgmt          No vote
       the Company under the control of the Directors
       of the Company and authorize the Directors,
       subject to a maximum of 10% of the issued share
       capital to Section 221(2) of the Companies
       Act No.61 of 1973, and the Listing Requirement
       of the JSE Limited, to allot, issue and otherwise
       dispose thereof to such person or persons on
       such terms and conditions as they determine

5.S.1  Authorize the Directors, in terms of the Company          Mgmt          No vote
       s Articles of Association, to repurchase issued
       shares in the Company or to permit a subsidiary
       of the Company to purchase shares in the Company
       as and when deemed appropriate, subject to
       the following initiatives: that any such repurchase
       be effected through the order book operated
       the by JSE trading system and done without
       any prior understanding or agreement between
       the Company and the counterparty; that a paid
       press release giving such details as may be
       required in terms of JSE listings requirements
       be published when the Company or its subsidiaries
       have repurchased in aggregate 3% of the initial
       number of shares in issue, as at the time that
       the general authority was granted, and for
       each 3% in aggregate of the initial number
       of shares which are acquired thereafter; that
       a general repurchase may not in the aggregate
       in any one financial year exceed 10% of the
       number of shares in the Company s issued share
       capitol at the time this authority is given,
       provided that a subsidiary of the Company may
       not hold at any one time more than 10% of the
       number of issued shores of the Company; that
       no repurchases will be effected during a prohibited
       period  as defined by the JSE listings Requirements);
       that at any one point in time, the Company
       may only appoint one agent to effected repurchases
       on the Company s behalf; g) that the Company
       may only undertake a repurchase of securities
       if, after such repurchase, the spread requirements
       of the Company comply with JSE listings requirements;
       that, in determining the price at which shares
       may be repurchased in terms of this authority
       the maximum premium permitted is 10% above
       the weighted average traded price of the shares
       as determined over the 5 days pear to the date
       of repurchase; and that such repurchase shall
       be subject to the Companies Act and the applicable
       provisions of the JSE Listings Requirements;
       Authority shall be valid until the Company
       next AGM provided that it shall not extend
       beyond 15 months from the date of this AGM
       ; the Board of directors, as at the date of
       this notice, has stated its intention to examine
       methods of returning capital to shareholders
       in terms of the general authority granted at
       the last AGM the Board believes it to be in
       the best interest of Implats that shareholders
       pass a special resolution granting the Company
       and/or its subsidiaries a last general authority
       to acquire Implats shares; such general authority
       will provide Implats with the flexibility,
       subject to the requirements of the Companies
       Act and the JSE, to purchase shares should
       it be in the interest of Implats and/or its
       subsidiaries at any time while the general
       authority subsists

6.S.2  Approve to subdivide each ordinary share in               Mgmt          No vote
       the authorized and issued ordinary share capital
       of the Company with a par value of 20 cents
       into 8 ordinary shares with a par value of
       2.5 cents resulting in: the authorized share
       capital of the Company comprising ZAR 21,100,200
       divided into 100,000,000 ordinary shares of
       20 cents each and 5,501,000 A ordinary shares
       of 20 cents each being altered so as to comprise
       ZAR 21,100,200 divided into 800,000,000 ordinary
       shares of 2.5 cents each and 44,008,000 A ordinary
       shares of 2.5 cents each and the issued ordinary
       share capital of the Company, comprising ZAR
       13,846,923.00 dividend into 69,234,615 ordinary
       shares with a par value of 20 cents each being
       altered to ZAR 13,846,923.00 divided into 553,876,920
       ordinary shares with a par value of 2.5 cents
       each; and amend the Memorandum of the Association
       accordingly




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701228555
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10024                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  CN000A0LB420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2006 report of the Board of Directors         Mgmt          No vote
       of the Bank

2.     Approve the 2006 report of the Board of Supervisors       Mgmt          No vote
       of the Bank

3.     Approve the Bank s 2006 audited accounts                  Mgmt          No vote

4.     Approve the Bank s 2006 Post Listing Profit               Mgmt          No vote
       Distribution Plan and the dividend in respect
       of the period from 23 OCT 2006 to 31 DEC 2006

5.     Re-appoint Ernst and Young as the International           Mgmt          No vote
       Auditors of the Bank and Ernst and Young Hua
       Ming as the Domestic Auditors of the Bank

6.a.   Appoint Mr. Xu Shanda as an Independent Non-Executive     Mgmt          No vote
       Director of the Bank

6.b.   Appoint Mr, Chen Xiaoyue as an Independent Non-Executive  Mgmt          No vote
       Director of the Bank




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701361470
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10024                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  CN000A0LB420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1A   Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       29 AUG 2007 [the Sale and Purchase Agreement]
       entered into among Industrial and Commercial
       Bank of China Limited [ICBC] as the purchaser
       and Sociedade de Turismo e Diversoes de Macau,
       S.A. and Mr. Huen Wing Ming, Patrick as the
       sellers [collectively the Sellers], pursuant
       to which ICBC [or its nominees] agree to acquire:
       (i) an aggregate of 119,900 ordinary shares
       in Seng Heng Bank Limited [representing 79.9333%
       of the total issued share capital of Seng Heng
       Bank Limited] from the sellers and (ii) the
       200 shares in Seng Heng Capital Asia Limited
       [a subsidiary of Seng Heng Bank Limited] held
       by Dr. Ho Hung Sun, Stanley and Mr. Huen Wing
       Ming, Patrick for a cash consideration of MOP
       4,683,311,229.44, and all transactions contemplated
       thereunder

S.1B   Approve the Shareholders' Agreement to be entered         Mgmt          For                            For
       into among ICBC, Mr. Huen Wing Ming, Patrick
       and Seng Heng Bank Limited, pursuant to which,
       among other things, certain rights, including
       a put option over 30,100 ordinary shares of
       Seng Heng Bank Limited, are granted to Mr.
       Huen Wing Ming, Partrick and a call option
       over the same shares is granted to ICBC, and
       all the transactions contemplated thereunder;
       and that the Shareholders' Agreement be executed
       upon the completion of the acquisition under
       the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701406527
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10686                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve the implementation and subscription               Mgmt          For                            For
       agreement dated 25 OCT 2007 [the Implementation
       Agreement] and entered into between Industrial
       and Commercial Bank of China Limited [ICBC]
       and Standard Bank Group Limited [SBG], pursuant
       to which, ICBC agreed to acquire ordinary shares
       in SBG representing 20% of the enlarged issued
       ordinary share capital of SBG at completion
       of the transaction under the Implementation
       Agreement and as enlarged pursuant to such
       transaction [the Enlarged Share Capital], which
       will be implemented by way of an inter-conditional
       acquisition by means of a scheme of arrangement
       in respect of a number of ordinary shares in
       SBG representing 10% of the Enlarged Share
       Capital and a subscription by ICBC of a number
       of new ordinary shares in SBG representing
       10% of the Enlarged Share Capital for a cash
       consideration of CNY 104.58 per ordinary share
       of SBG and CNY 136 per ordinary share of SBG,
       respectively; the relationship agreement dated
       25 OCT 2007 [the Relationship Agreement] and
       entered into between ICBC and SBG as specified,
       and all transactions contemplated under the
       Implementation Agreement and the Relationship
       Agreement and the authorization by Directors
       to Management of ICBC to make such appropriate
       amendments to the Implementation Agreement
       and the Relationship Agreement in accordance
       with comments from regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701599512
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10686                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 469092 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 report of the Board of Directors         Mgmt          For                            For
       of the Bank

2.     Approve the 2007 report of the Board of Supervisors       Mgmt          For                            For
       of the Bank

3.     Approve the Bank's 2007 audited accounts                  Mgmt          For                            For

4.     Approve the Bank's 2007 Profit Distribution               Mgmt          For                            For
       Plan

5.     Approve the Bank's 2008 fixed assets investment           Mgmt          For                            For
       budget

6.     Re-appoint Ernst & Young as International Auditors        Mgmt          For                            For
       of the Bank for 2008 and Ernst & Young Hua
       Ming as the Domestic Auditors of the Bank for
       2008 and authorize the Board of Directors of
       the Bank to fix their remuneration

7.     Authorize the Board of Directors of the Bank              Mgmt          Against                        Against
       to deal with matters relating to the purchase
       of Directors', Supervisors' and Officers' liability
       insurance

8.     Appoint Mr. Zhao Lin as a Supervisor of the               Mgmt          For                            For
       Bank

9.     Approve to increase the proposed level of external        Mgmt          For                            For
       donations for the YE 31 DEC 2008 and authorize
       the Board of Directors of the Bank for supporting
       the areas affected by the Wenchuan Earthquake
       on 12 MAY 2008

       To listen to the report on the implementation             Non-Voting
       of the Rules of authorization to the Board
       of Directors of the Bank by the Shareholders




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD                                                                    Agenda Number:  701271190
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007 and the profit and loss account for
       the YE and the report of the Directors and
       the Auditors report

2.     Declare a final dividend for the FYE 31 MAR               Mgmt          For                            For
       2007

3.     Re-elect Mr. Deepak M. Satwalekar as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Re-elect Prof. Marti G. Subramanyama as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. S. Gopalakrishnan as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. S.D. Shibulal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. T. V. Mohandas Pai as a Director,            Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BRS & Company, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM, on such remuneration to be
       determined by the Board of Directors in consultation
       with the Auditors

9.     Appoint Mr. N. R. Narayana Murthy as a Director           Mgmt          For                            For
       of the Company, liable to retire by rotation

10.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with Schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. Nandan M. Nilekani as a whole time Director
       of the Company for a period of 5 years with
       effect from 01 MAY 2007 on the terms and conditions
       as specified and that notwithstanding anything
       stated where in the FY 31 MAR 2008, the Company
       incurs a loss of its profits and are inadequate,
       the Company shall pay to Mr. Nandan M. Nilekani
       not exceeding the limits specified under Para
       2 Section II, Part II of the Schedule XIII
       to the Companies Act, 1956, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the stated remuneration as may be agreed to
       by the Board of Directors and Mr. Nandan M.
       Nilekani and that Mr.  Mr. Nandan M. Nilekani
       shall continue as the Chief Executive Officers
       and Managing Directors of the Company till
       21 JUN 2007 and be designated as the Co-Chairman
       of the Board of Directors with effect from
       22 JUN 2007, until otherwise decided by the
       Board of Directors

11.    Appoint, pursuant to the provisions of Sectionasa         Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. S. Gopalkrishnan as a Director of the Company
       for a period of 5 years, with effect from 22
       JUN 2007, as per the terms and conditions as
       specified; that notwithstanding anything herein
       above stated where in any FY closing on and
       after 31 MAR 2008, the Company incurs a loss
       or its profits are inadequate, the Company
       shall pay to Mr. S. GopalKrishnan the remuneration
       by way of salary, bonus and other allowances
       not exceeding the limits specified under Para
       2 of Section II, Part II of Schedule XIII to
       the Companies Act, 1956 aincluding any statutory
       modifications or re-enactmentasa thereof, for
       the time being in forcea, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration; and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. S. Gopalkrishnan

12.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. K. Dinesh as a Director
       of the Company for a further period of 5 years,
       with effect from 01 MAY 2007, as per the terms
       and conditions as specified; that notwithstanding
       anything herein above stated where in any FY
       closing on and after 31 MAR 2008, the Company
       incurs a loss or its profits are inadequate,
       the Company shall pay to Mr. K. Dinesh the
       remuneration by way of salary, bonus and other
       allowances not exceeding the limits specified
       under Para 2 of Section II, Part II of Schedule
       XIII to the Companies Act, 1956 aincluding
       any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea or such
       other limits as may be prescribed by the Government
       from time to time as minimum remuneration;
       and authorize the Board of Directors to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. K. Dinesh

13.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. S.D. Shibulal as a whole
       time Director of the Company for a further
       period of 5 years, with effect from 01 JAN
       2007, as per the terms and conditions as specified;
       that notwithstanding anything herein above
       stated where in any FY closing on and after
       31 MAR 2008, the Company incurs a loss or its
       profits are inadequate, the Company shall pay
       to Mr. S.D. Shibulal the remuneration by way
       of salary, bonus and other allowances not exceeding
       the limits specified under Para 2 of Section
       II, Part II of Schedule XIII to the Companies
       Act, 1956 aincluding any statutory modifications
       or re-enactmentasa thereof, for the time being
       in forceaor such other limits as may be prescribed
       by the Government from time to time as minimum
       remuneration; and authorize the Board of Directors
       to vary, alter or modify the different components
       of the above-stated remuneration as may be
       agreed to by the Board of Directors and Mr.
       S.D. Shibulal

S.14   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable provisions, if any
       of the Companies Act 1956 a sum not exceeding
       1% per annum of the net profits of the Company
       calculated in accordance with the provisions
       of Section 198, 349 and 350 of the Copmanies
       Act, 1956 to be paid and distributed amongst
       the Directors of the Company or some or any
       of them aother than the Managing Directors
       and a whole time Directorsa in such amounts
       or proportions and in such manner and it all
       respects as may be decided by the Board of
       Directors and such payments shall be made in
       respect of the profits of the  Company for
       each year of a period of 5 years commencing
       from 01 APR 2008 to 31 MAR 2013




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD, BANGALORE                                                         Agenda Number:  701596578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2008
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       as at 31 MAR 2008 and the profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Declare a final and special dividend for the              Mgmt          For                            For
       FYE 31 MAR 2008

3.     Re-appoint Mr. Claude Smadja as a Director,who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Sridar A. Iyengar as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Nandan M. Nilekani as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. K. Dinesh as a Director, who               Mgmt          For                            For
       retires by rotation

7.     Re-appoint Mr. Srinath Batni as a Director,               Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BSR & Co. Chartered Accountants           Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM on such remuneration as may
       be determined by the Board of Directors in
       consultation with the Auditors, which remuneration
       may be paid on a progressive billing basis
       to be agreed between the Auditors and the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  932604564
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  24-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE PAYMENT OF INTERIM CASH DIVIDENDS          Mgmt          For                            For
       FOR 9 MONTHS OF 2006 IN THE AMOUNT OF RUB 56
       PER SHARE, AND TO PAY THESE DIVIDENDS WITHIN
       60 DAYS AFTER THE DATE OF THIS RESOLUTION.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  932743114
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Annual
      Ticker:  NILSY                                                                 Meeting Date:  28-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF 2006 ANNUAL REPORT, ANNUAL ACCOUNTING         Mgmt          No vote
       STATEMENTS AND DISTRIBUTION OF PROFITS AND
       LOSSES OF MMC NORILSK NICKEL.

02     DIVIDENDS PAYABLE ON THE SHARES OF MMC NORILSK            Mgmt          No vote
       NICKEL FOR 2006.

03     ELECTION TO THE BOARD OF DIRECTORS OF MMC NORILSK         Mgmt          No vote
       NICKEL.

04     ELECTIONS TO THE REVISION COMMISSION OF MMC               Mgmt          No vote
       NORILSK NICKEL.

05     APPROVAL OF THE AUDITOR OF THE RUSSIAN ACCOUNTING         Mgmt          No vote
       STATEMENTS OF MMC NORILSK NICKEL.

06     REMUNERATION AND REIMBURSEMENT OF EXPENSES OF             Mgmt          No vote
       THE MEMBERS OF THE BOARD OF DIRECTORS OF MMC
       NORILSK NICKEL.

07     THE VALUE OF LIABILITY INSURANCE FOR THE MEMBERS          Mgmt          No vote
       OF THE BOARD OF DIRECTORS AND MANAGEMENT BOARD
       OF MMC NORILSK NICKEL.

08     APPROVAL OF THE INTEREST PARTY TRANSACTION RELATED        Mgmt          No vote
       TO LIABILITY INSURANCE.

09     THE VALUE OF PROPERTY INVOLVED IN THE INDEMNITY           Mgmt          No vote
       AGREEMENTS WITH THE MEMBERS OF THE BOARD OF
       DIRECTORS AND THE MANAGEMENT BOARD.

10     APPROVAL OF INTERRELATED INTERESTED PARTY TRANSACTIONS    Mgmt          No vote
       THAT INVOLVE INDEMNIFICATION AGAINST DAMAGES.

11     APPROVAL OF THE NEW VERSION OF THE CHARTER OF             Mgmt          No vote
       MMC NORILSK NICKEL.

12     APPROVAL OF THE NEW VERSION OF THE REGULATIONS            Mgmt          No vote
       ON THE BOARD OF DIRECTORS OF MMC NORILSK NICKEL.

13     TERMINATION OF MMC NORILSK NICKEL S PARTICIPATION         Mgmt          No vote
       IN COBALT DEVELOPMENT INSTITUTE.

14     TERMINATION OF MMC NORILSK NICKEL S PARTICIPATION         Mgmt          No vote
       IN PALLADIUM COUNCIL.




--------------------------------------------------------------------------------------------------------------------------
 JSFC SISTEMA                                                                                Agenda Number:  701352750
--------------------------------------------------------------------------------------------------------------------------
    Security:  48122U204                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  17-Sep-2007
        ISIN:  US48122U2042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Approve 1,000:1 [1,000 new shares for each share          Mgmt          For                            For
       currently held] Stock Split of the Company




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932639872
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  23-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2006, AS SET FORTH IN THE COMPANY
       S NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF THE APPOINTMENT OF DIRECTORS, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF CANDIDATES FOR THE             Mgmt          For                            For
       MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
       DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.

04     APPROVAL OF PREVIOUSLY GRANTED STOCK OPTION,              Mgmt          For                            For
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

05     APPROVAL OF THE GRANT OF STOCK OPTION, AS SET             Mgmt          For                            For
       FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932783752
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Special
      Ticker:  KB                                                                    Meeting Date:  31-Oct-2007
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF APPOINTMENT OF EXECUTIVE DIRECTOR(S),         Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

02     APPROVAL OF APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S),     Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932820346
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  20-Mar-2008
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2007, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF AMENDMENT OF THE ARTICLES OF INCORPORATION,   Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF DIRECTOR(S), AS SET            Mgmt          For                            For
       FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

04     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NOT NON-EXECUTIVE DIRECTORS, AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

05     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NON-EXECUTIVE DIRECTORS, AS SET FORTH IN THE
       COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

06     APPROVAL OF THE AGGREGATE REMUNERATION LIMIT              Mgmt          For                            For
       FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK, SEOUL                                                                         Agenda Number:  701457219
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4822W100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Elect the Directors                                       Mgmt          For                            For

4.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is not an outside Director

5.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is one of outside Directors

6.     Approve the limit of remuneration of the Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  701332126
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5217N159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Aug-2007
        ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007, the profit & loss account for the
       YE on that date and the reports of the Board
       of Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. V. K. Magapu as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. R. N. Mukhija as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Appoint Mrs. Bhagyam Ramani as a Director of              Mgmt          For                            For
       the Company, liable to retire by rotation

6.     Re-appoint Mr. S. Rajgopal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Approve that the vacancy, caused by the retirement        Mgmt          For                            For
       by rotation of Lt. Gen. Surinder Nath PVSM,
       AVSM [Retd.], who has not sought re-appointment,
       not be filled in at this meeting or at any
       adjournment thereof

8.     Approve that the vacancy, caused by the retirement        Mgmt          For                            For
       by rotation of Mr. U. Sundararajan, who has
       not sought re-appointment, not be filled in
       at this meeting or at any adjournment thereof

9.     Appoint Mr. Subodh Bhargava as a Director                 Mgmt          For                            For

S.10   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       [Board] [which term shall be deemed to include
       any Committee which the Board may have constituted
       or hereafter constitute for the time being
       exercising the powers conferred on the Board
       by this resolution], in accordance with the
       provisions of Section 81(1A) and other applicable
       provisions, if any of the Companies Act, 1956
       as also provisions of any other applicable
       laws, rules and regulations [including any
       amendments thereto or re-enactments thereof
       for the time being in force] and enabling provisions
       in the Memorandum and Articles of Association
       of the Company and the Listing Agreements entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed
       and subject to such approvals, consents, permissions
       and sanctions of the Government of India [GOI],
       Reserve Bank of India [RBI], Securities and
       Exchange Board of India [SEBI] and all other
       appropriate and/or concerned authorities, or
       bodies and subject to such conditions and modifications,
       as may be prescribed by any of them in granting
       such approvals, consents, permissions and sanctions
       which may be agreed to by the Board, to accept,
       if it thinks fit in the interest of the Company
       and to issue, offer and allot in domestic and/or
       international offerings in any form, any securities
       including Equity, Global Depository Receipts
       [GDR's]/ American Depository Receipts [ADR's]/
       Foreign Currency Convertible Bonds [FCCS's],
       Equity Shares, Quasi- Equity Instruments, Preference
       Shares, Warrants, Exchangeable Bonds/Instruments,
       Convertible Debentures/Bonds and/or instruments
       convertible into Equity Shares optionally or
       otherwise and other appropriate equity linked
       instruments [hereinafter referred to as Securities]
       for an aggregate sum up to USD 700 million
       or equivalent in Indian and/or any other currency[ies],
       with or without premium directly to Indian/Foreign/Resident/Non-resident
       Investors [whether Institutions, Bodies corporate,
       Mutual Funds Trusts/Foreign Institutional Investors/Banks
       and/or individuals, or otherwise and whether
       or not such investors are Members, Promoters,
       Directors or their relatives/ associates, of
       the Company] through Public Issue(s), Private
       Placement(s), or a combination thereof at such
       time or times in such tranche or tranches,
       at such price or prices at a discount or premium
       to market price or prices in such manner and
       on such terms and conditions as may be decided
       and deemed appropriate by the factors, wherever
       necessary in consultation with the Lead Managers,
       Underwriters, Merchant Bankers, Guarantors,
       Financial and/or Legal Advisors, Rating Agencies/Advisors,
       Depositories, Custodians, Principal Paying/Transfer/Conversion
       agents, Listing agents, Registrars, Trustees,
       Printers, Auditors, stabilizing agents and
       all other agencies/Advisors or through the
       subsidiaries, including by way of Initial Public
       Offer in US or other countries, so as to enable
       the Company to get listed at any Stock Exchanges
       in India and/or Luxemburg/ London/ NASDAQ/
       New York Stock Exchanges/ Hongkong Stock Exchange/
       Singapore Stock Exchange and/or any other overseas
       Stock Exchange; to finalize the tenor interest
       rate, conversion premium, redemption price,
       call and/or put options and other terms and
       conditions relating thereto as they may deem
       tit and to do any acts, deeds, matters or things
       in connection therewith or incidental or ancillary
       thereto; for the purpose of giving effect to
       the above resolution, to do all such acts,
       deeds and things as it may, in its absolute
       discretion deem necessary or desirable and
       to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue
       or allotment of securities and utilization
       of proceeds; to finalize, approve and sign
       all the preliminary and the final offer circulars/documents for the aforesaid issue(s} and to amend, vary,
       modify the same as may be considered desirable
       or expedient and for that purpose to give such
       declarations, affidavits certificates, consents
       etc. to such authorities as may be required
       from time to time; to accept any modifications
       as may be required by the authorities involved
       in such issues but subject to such conditions
       as the SEBI/ GOI/ RBI or such other appropriate
       authorities may impose at the time of their
       approval and as agreed to by the Board; approve:
       without prejudice to the generality of the
       above, the issue of securities in international
       offering may have all or any term or combination
       of terms in accordance with the international
       practice; that the Board is also entitled to
       enter into and execute all such arrangements/
       agreements with any Lead Managers/ Underwriters/
       Guarantors/ Depository [ies]/Custodians/ Advisors/
       Registrars and all such agencies as may be
       involved including by way of payment or commission,
       brokerage, fees, expenses incurred in cash
       or otherwise in relation to the issue of Securities
       and other expenses, if any or the like; that
       the Company and/or any agency or body authorized
       by the Company may issue GDRs and/or other
       form of securities mentioned above representing
       the underlying Equity Shares issued by the
       Company in registered or bearer form with such
       features and attributes as are prevalent in
       capital markets for instruments of this nature
       and to provide for the tradability or free
       transferability thereof as per the prevailing
       practices and regulations in the capital markets;
       that the securities issued in international
       offering shall be deemed to have been issued
       abroad in the markets and/or at the place of
       issue of the securities in international markets
       and shall be governed by English or American
       law or any other law as may be decided by the
       Board; to authorize the Board to finalize the
       mode and the terms of issue and allot such
       number of Equity Shares/ Securities as may
       be required to be issued and allotted upon
       conversion of any Securities as may be necessary
       in accordance with the terms of offering and
       all such shares will rank pari passu with the
       existing Equity Shares of the Company in all
       respects; to authorize the Board, subject to
       necessary approval, consent, permission, to
       convert the GDRs/FCCBS including the GDRs previously
       issued, into ADR/ADS and list at NASDAQ/NYSE
       or in any other Overseas Stock Exchange; that
       the Company do open, operate and close one
       or more Bank accounts in the name of the Company
       in Indian currency or foreign currency[ies]
       with such Bank or Banks in India and/or such
       foreign countries as may be required in connection
       with the aforesaid issue/offer, subject to
       requisite approvals from Reserve Bank of India
       and other overseas regulatory authorities,
       if any; that such of these Securities as are
       not subscribed may be disposed off by the Board
       in its absolute discretion in such a manner
       as the Board may deem fit; to create necessary
       securities on such of the assets and properties
       [whether present or future] of the Company
       in respect of facilities obtained as above
       and to approve, accept, finalize and execute
       facilities, sanctions, undertakings, agreements,
       promissory notes, credit limits and any of
       the documents and papers in connection with
       availing of the above facilities; and authorize
       the Board to delegate all or any of the powers
       herein conferred in such manner as they may
       deem fit

S.11   Re-appoint Messrs. Sharp & Tannan, Chartered              Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       including all its Branch Offices for holding
       the office from the conclusion of this meeting
       until the conclusion of the next AGM at a remuneration
       of INR 50,00,000 exclusive of service tax,
       traveling and other out of pocket expenses




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  701438485
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5217N159                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 436683 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 293(1)(a) and other
       applicable provisions, if any, of the Companies
       Act, 1956, and the Memorandum and Articles
       of Association of the Company, and subject
       to other permissions and approvals as may be
       required, to transfer, sell and/or dispose
       off the Ready Mix Concrete [RMC] Business Unit
       of the Company to its subsidiary Company or
       such other entity as may be approved by the
       Board of Directors [including any Committee
       thereof], as a going concern or otherwise at
       such price and on such terms and conditions
       as may be decided by the Board of Directors
       with the power to the Board of Directors to
       finalize and execute necessary documents including
       agreements, deeds of assignment/conveyance
       and other documents and to do all such other
       acts, deeds, matters and things as may be deemed
       necessary and expedient in their discretion
       for completion of transfer/sale of the said
       undertaking; and to delegate all or any of
       the powers herein conferred in such manner
       as they may deem fit




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  701062945
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Nov-2006
        ISIN:  CN0003474185
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Equity Transfer Agreement          Mgmt          No vote
       dated 21 AUG 2006 entered into between the
       Company and Shanghai Industrial United  Group
       Joint Stock Company Limited in respect of
       the transfer of 18.18% of equity interest in
       Shanghai Lianhua E-Commerce Corporation Limited
       from Shanghai Industrial United  Group  Joint
       Stock Company Limited to the Company and authorize
       any 1 Director of the Company for and on behalf
       of the Company to execute all such documents
       and to do all such acts or things incidental
       to, ancillary to or in connection with the
       transaction contemplated under such agreement

2.     Approve and ratify the Equity Transfer Agreement          Mgmt          No vote
       dated 21 AUG 2006 entered into between the
       Company and Shanghai Industrial United  Group
       Commercial Network Development Company Limited
       in respect of the transfer of 22.21% of equity
       interest in Shanghai Century Lianhua Supermarket
       Development Company Limited from Shanghai Industrial
       United  Group  Commercial Network Development
       Company Limited to the Company and authorize
       any 1 Director of the Company for and on behalf
       of the Company to execute all such documents
       and to do all such acts or things incidental
       to, ancillary to or in connection with the
       transaction contemplated under such agreement




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  701247620
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  CN0003474185
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of the Company athe Boarda for the YE 31 DEC
       2006

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of the Company for the YE 31 DEC 2006

3.     Approve the consolidated audited financial statements     Mgmt          No vote
       of the Company and the report of the International
       Auditors for the YE 31 DEC 2006

4.     Approve the profit distribution of the Company            Mgmt          No vote
       and the relevant declaration and payment of
       a final dividend of RMB 0.07 per share of the
       Company for the YE 31 DEC 2006

5.     Appoint Messrs. Wang Zhigang and Yao Fang as              Mgmt          No vote
       the Executive Director and Non-Executive Director
       of the Company

6.     Authorize the Board to adopt, a new remuneration          Mgmt          No vote
       policy to for the Executive Directors and Supervisors
       of the Company for each of the ensuring year
       commencing from the year 2007

7.     Approve the re-appointment of Shanghai Certified          Mgmt          No vote
       Public Accountants as the Company s PRC Auditors
       and PricewaterhouseCoopers as the Company s
       International Auditors for the period from
       the conclusion of the AGM of the Company for
       the year 2006 to the conclusion of the AGM
       of the Company for the year 2007 and authorize
       the Board to fix their respective remuneration

8.     Authorize the Board to determine, declare and             Mgmt          No vote
       pay the interim dividend of the Company for
       the 6 months ended 30 JUN 2007 provided that
       the aggregate amount of which shall not exceed
       30% of the net profit aafter taxationa of the
       Company for the same period

9.     Any other matters                                         Mgmt          No vote

S.1    Authorize the Directors of the Company general            Mgmt          No vote
       mandate to issue, allot and deal with additional
       overseas listed foreign shares in the capital
       of the Company with a Renminbi-denominated
       par value of RMB 1.00 each which shares are
       subscribed for and traded in HK dollars aH
       Sharesa and to make or grant offers, agreements
       and options in subject to such mandate shall
       not extend beyond the relevant period, the
       aggregate nominal amount of shares allotted
       or agreed conditionally or unconditionally
       to be allotted awhether pursuant to an option
       or otherwisea by the Board otherwise than pursuant
       to i) a rights issue aas specifieda; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company, or any securities which are convertible
       into ordinary shares of the Company; and iii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company, shall
       not exceed the aggregate of 20% of the aggregate
       nominal amount of the H Shares in issue at
       the date of passing of this Resolution; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Articles of Association of the Company
       or any applicable law to be helda




--------------------------------------------------------------------------------------------------------------------------
 MADECO S.A.                                                                                 Agenda Number:  932690856
--------------------------------------------------------------------------------------------------------------------------
    Security:  556304202                                                             Meeting Type:  Annual
      Ticker:  MAD                                                                   Meeting Date:  24-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     APPROVAL OF THE COMPANY S ANNUAL REPORT, FINANCIAL        Mgmt          For
       STATEMENTS AND EXTERNAL AUDITORS REPORT FOR
       THE FISCAL YEAR ENDED DECEMBER 31, 2006.

A2     DISTRIBUTION OF NET INCOME OF 2006.                       Mgmt          For

A3     DETERMINATION OF THE BOARD OF DIRECTORS  REMUNERATION.    Mgmt          For

A4     APPROVAL OF THE BOARD OF DIRECTORS  REPORT REGARDING      Mgmt          For
       ACTIVITIES AND EXPENSES FOR THE FISCAL YEAR
       2006.

A5     DETERMINATION OF THE AUDIT COMMITTEE S FEE,               Mgmt          For
       AND APPROVAL OF THE COMMITTEE S EXPENSE BUDGET
       FOR THE YEAR 2007.

A6     DESIGNATION OF THE COMPANY S EXTERNAL AUDITORS.           Mgmt          For

A7     APPROVAL OF THE BOARD OF DIRECTOR S EXPENSES              Mgmt          For
       IN 2006.

A8     APPROVAL OF THE COMPANY S REPORT REGARDING RELATED        Mgmt          For
       PARTY TRANSACTIONS, PURSUANT TO ARTICLE 44
       AND 89 OF LAW # 18,046.

A9     EXPOSITION OF THE COMPANY S DIVIDEND POLICY               Mgmt          For
       AND PROCEDURES TO BE USED IN THE DISTRIBUTION
       OF DIVIDEND.

A10    DISCUSSION OF ANY OTHER MATTER OF INTEREST WITHIN         Mgmt          Against
       THE SCOPE OF THE ANNUAL SHAREHOLDERS  MEETING.

S1     SHARE CAPITAL REDUCTION BY THE ABSORPTION OF              Mgmt          For
       ACCUMULATED LOSSES, INTRODUCING IN THE SOCIAL
       STATUTES THESE REFORMS.

S2     TO ADOPT ALL OTHER AGREEMENTS NECESSARY OR ADVISABLE      Mgmt          For
       TO MATERIALIZE, CARRY OUT AND COMPLEMENT WHAT
       THE SHAREHOLDERS MEETING AGREES, IN RELATION
       TO THE REDUCTION OF SHARE CAPITAL.




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701313570
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, upon the recommendation of the Directors         Mgmt          For                            For
       [or any of them, other than Messrs. Alison
       Carnwath or Kevin Davis] of Man Group plc [the
       Company] and subject to the conditions [other
       than the passing of this resolution] as specified
       being satisfied or waived, the Disposal and
       for the purpose of effecting and implementing
       the Disposal, authorize the Directors [or any
       of them, other than Messrs. Alison Carnwath
       or Kevin Davis] to i) approve an offer price
       per MF Global Share [as specified] for the
       initial public offering of MF Global Ltd.,
       and its listing on the New York Stock Exchange
       which is within, above or below the Price Range
       [as specified] as long as, if above or below
       the Price Range, the Board considers it reasonable
       and in the best interests of shareholders of
       the Company as a whole to so price; ii) approve
       the number of MF Global Shares to be sold by
       the Company and any of its subsidiaries as
       part of the Disposal being at least a majority
       of the MF Global shares; and iii) do or procure
       to be done all such acts and things and execute
       such documents on behalf of the Company or
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of completing
       and giving effect to the Disposal or the IPO
       with such amendments, modifications, variations
       or revisions thereto as are not, in the opinion
       of the Directors [or any of them, other than
       Messrs. Alison Carnwath or Kevin Davis] of
       the Company, of a material nature




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701302705
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve a final dividend of 12.7 cents per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Kevin J.P. Hayes as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Alison J. Carnwath as a Director             Mgmt          For                            For

6.     Re-elect Mr. Harvey A. McGrath as a Director              Mgmt          For                            For

7.     Re-elect Mr. Glen R. Moreno as a Director                 Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 18,797,996

s.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10, to issue equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 2,819,699.44

s.12   Authorize the Company, to make market purchase            Mgmt          For                            For
       of 187,979,963 ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 MASSMART HOLDINGS LTD                                                                       Agenda Number:  701095336
--------------------------------------------------------------------------------------------------------------------------
    Security:  S4799N114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2006
        ISIN:  ZAE000029534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial statements of the            Non-Voting
       Company and the Group for the YE 30 JUN 2006

       Elect the Directors in the place of those retiring        Non-Voting
       in accordance with the Company s Articles of
       Association

       Transact any other business                               Non-Voting

O.1    Adopt the annual financial statements of the              Mgmt          No vote
       Company and the Group for the YE 30 JUN 2006,
       as specified

O.2    Re-elect Mr. M.D. Brand to the Board of Directors         Mgmt          No vote
       of the Company, who retires by rotation

O.3    Re-elect Mr. Z.L. Combi to the Board of Directors         Mgmt          No vote
       of the Company, who retires by rotation

O.4    Re-elect Mr. G.R.C. Hayward to the Board of               Mgmt          No vote
       Directors of the Company, who retires by rotation

O.5    Re-elect Mr. I.N. Matthews to the Board of Directors      Mgmt          No vote
       of the Company, who retires by rotation

O.6    Re-elect Mr. P. Maw to the Board of Directors             Mgmt          No vote
       of the Company, who retires by rotation

O.7    Approve to set the Non-Executive Directors                Mgmt          No vote
       annual remuneration, for the 2007 FY as specified

O.8    Re-elect Messrs Deloitte & Touche as the Company          Mgmt          No vote
       s Auditors for the ensuing FY

O.9    Approve to place all the ordinary shares in               Mgmt          No vote
       the authorized but unissued share capital of
       the Company under the control of the Directors
       in terms of Section 221(2) of the Companies
       Act, 1973  Act 61 of 1973 , as amended  the
       Act , who shall be authorized to allot and
       issue such shares to such person or persons
       on such terms and conditions as they may deem
       fit but not exceeding 5% of the number of shares
       already in issue; such allotment will be in
       accordance with the Act and the Listings Requirements
       of the JSE Limited  the JSE

O.10   Authorize the Directors, subject to the JSE               Mgmt          No vote
       Listings Requirements, to issue the ordinary
       shares in the authorized but unissued share
       capital of the Company for cash to such person
       or persons on such terms and conditions as
       they may deem fit, subject to the following:
       the shares shall be of a class already in issue;
       the shares shall be issued to public shareholders
       as defined in the JSE Listings Requirements
       and not to related parties  as defined in
       the JSE Listings Requirements ; the issues
       in the aggregate in any 1 FY shall not exceed
       5% of the number of shares already in issue;
       the maximum discount at which the shares may
       be issued shall be 10% of the weighted average
       traded price of the shares over the 30 business
       days prior to the date that the price of the
       issue is determined or agreed by the Directors;
       Authority expires the earlier of the Company
       s next AGM or 15 months ; once the securities
       have been issued the Company shall publish
       an announcement in accordance with Paragraph
       11.22 of the JSE Listings Requirements

O.11   Approve to place all the preference shares in             Mgmt          No vote
       the authorized but unissued share capital of
       the Company under the control of the Directors
       in terms of Section 221(2) of the Act of the
       Companies Act, 1973  Act 61 of 1973 , as amended
       the Act , who shall be authorized to allot
       and issue such shares to such person or persons
       on such terms and conditions as they may deem
       fit; such allotment will be in accordance with
       the Act and the Listings Requirements of the
       JSE Limited

O.12   Authorize the Directors, subject to the JSE               Mgmt          No vote
       Listings Requirements, to issue the preference
       shares in the authorized but unissued share
       capital of the Company for cash to such person
       or persons on such terms and conditions as
       they may deem fit, subject to the following:
       the shares shall be issued to public shareholders
       as defined in the JSE Listings Requirements
       and not to related parties  as defined in
       the JSE Listings Requirements ;  Authority
       expires the earlier of the Company s next AGM
       or 15 months ; once the securities have been
       issued the Company shall publish an announcement
       in accordance with Paragraph 11.22 of the JSE
       Listings Requirements

S.1    Authorize the Company and its subsidiaries,               Mgmt          No vote
       in terms of Sections 85(2) and 85(3) of the
       Act, and the JSE Listings Requirements, from
       time to time to acquire the ordinary and/or
       preference shares in the issued share capital
       of the Company from such shareholder/s, at
       such price, in such manner and subject to such
       terms and conditions as the Directors may deem
       fit, but subject to the Articles of Association
       of the Company, the Act and the JSE Listings
       Requirements, and provided that: acquisitions
       may not be made at a price greater than 10%
       above the weighted average of the market value
       for the shares determined over the 5 business
       days prior to the date that the price for the
       acquisition is effected; acquisitions in the
       aggregate in any 1 FY shall not exceed 15%
       of that class of the Company s issued ordinary
       and preference share capital; the repurchase
       of securities will be effected through the
       order book operated by the JSE trading system
       and will be done without any prior understanding
       or arrangement between the Company and the
       counter party; the Company will only appoint
       1 agent to effect the repurchases on the Company
       s behalf; the Company will only undertake a
       repurchase of securities if, after such repurchases,
       the Company complies with the JSE listing shareholder
       spread requirements; neither the Company nor
       its subsidiaries will repurchase securities
       during a prohibited period  as defined in the
       JSE Listings Requirements ; an announcement
       complying with 11.27 of the JSE Listings Requirements
       will be published by the Company when the Company
       and/or its subsidiaries have cumulatively repurchased
       3% of the Company s issued ordinary and/or
       preference share capital and for each 3% in
       aggregate thereafter;  Authority expires the
       earlier of the Company s next AGM or 15 months




--------------------------------------------------------------------------------------------------------------------------
 MASSMART HOLDINGS LTD                                                                       Agenda Number:  701398768
--------------------------------------------------------------------------------------------------------------------------
    Security:  S4799N114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  ZAE000029534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Adopt the annual financial statements of the              Mgmt          For                            For
       Company and the Group for the YE 30 JUN 2007,
       as specified

o.2    Re-elect Mr. K.D. Dlamini to the Board of Directors       Mgmt          For                            For
       of the Company, who retires in terms of the
       Articles of Association

o.3    Re-elect Dr. N. N. Gwagwa to the Board of Directors       Mgmt          For                            For
       of the Company, who retires in terms of the
       Articles of Association

o.4    Re-elect Mr. J. C. Hodkinson to the Board of              Mgmt          For                            For
       Directors of the Company, who retires by rotation

o.5    Re-elect Mr. M. J. Lamberti to the Board of               Mgmt          For                            For
       Directors of the Company, who retires by rotation

o.6    Re-elect Ms. P. Langeni to the Board of Directors         Mgmt          For                            For
       of the Company, who retires by rotation

o.7    Approve the Non-Executive Directors' annual               Mgmt          For                            For
       remuneration, for the 2008 FY as specified

o.8    Re-elect Messrs Deloitte & Touche as the Company's        Mgmt          For                            For
       Auditors for the ensuing FY

O.9    Approve to place all the ordinary shares in               Mgmt          For                            For
       the authorized but unissued share capital of
       the Company under the control of the Directors
       in terms of Section 221(2) of the Companies
       Act, 1973 [Act 61 of 1973], as amended [the
       Act], who shall be authorized to allot and
       issue such shares to such person or persons
       on such terms and conditions as they may deem
       fit but not exceeding 5% of the number of shares
       already in issue; such allotment will be in
       accordance with the Act and the Listings Requirements
       of the JSE Limited [the JSE]

O.10   Authorize the Directors, subject to the JSE               Mgmt          For                            For
       Listings Requirements, to issue the ordinary
       shares in the authorized but unissued share
       capital of the Company for cash to such person
       or persons on such terms and conditions as
       they may deem fit, subject to the following:
       the shares shall be of a class already in issue;
       the shares shall be issued to public shareholders
       [as defined in the JSE Listings Requirements]
       and not to related parties [as defined in the
       JSE Listings Requirements]; the issues in the
       aggregate in any 1 FY shall not exceed 5% of
       the number of shares already in issue; the
       maximum discount at which the shares may be
       issued shall be 10% of the weighted average
       traded price of the shares over the 30 business
       days prior to the date that the price of the
       issue is determined or agreed by the Directors;
       [Authority expires the earlier of the Company's
       next AGM or 15 months]; once the securities
       have been issued the Company shall publish
       an announcement in accordance with Paragraph
       11.22 of the JSE Listings Requirements

S.1    Authorize the Company and its subsidiaries,               Mgmt          For                            For
       in terms of Sections 85(2) and 85(3) of the
       Act, and the JSE Listings Requirements, from
       time to time to acquire the ordinary and/or
       preference shares in the issued share capital
       of the Company from such shareholder/s, at
       such price, in such manner and subject to such
       terms and conditions as the Directors may deem
       fit, but subject to the Articles of Association
       of the Company, the Act and the JSE Listings
       Requirements, and provided that: acquisitions
       may not be made at a price greater than 10%
       above the weighted average of the market value
       for the shares determined over the 5 business
       days prior to the date that the price for the
       acquisition is effected; acquisitions in the
       aggregate in any 1 FY shall not exceed 15%
       of that class of the Company's issued share
       capital; the repurchase of securities will
       be effected through the order book operated
       by the JSE trading system and will be done
       without any prior understanding or arrangement
       between the Company and the counter party;
       the Company will only appoint 1 agent to effect
       the repurchases on the Company's behalf; the
       Company will only undertake a repurchase of
       securities if, after such repurchases, the
       Company complies with the JSE listing shareholder
       spread requirements; neither the Company nor
       its subsidiaries will repurchase securities
       during a prohibited period unless a repurchase
       program is in place where the dated and quantities
       of securities to be traded during the relevant
       period are fixed and where full details of
       the programme have been disclosed in an announcement
       over SENS prior to the commencement of the
       prohibited period; an announcement complying
       with 11.27 of the JSE Listings Requirements
       will be published by the Company when the Company
       and/or its subsidiaries have cumulatively repurchased
       3% of the Company's issued ordinary and/or
       preference share capital and for each 3% in
       aggregate thereafter; [Authority expires the
       earlier of the Company's next AGM or 15 months]

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MAXIS COMMUNICATIONS BHD                                                                    Agenda Number:  701241755
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5903J108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  MYL5051OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors  report and the financial           Non-Voting
       statements for the FYE 31 DEC 2006 and the
       Auditors  report thereon

1.     Declare a final gross dividend of 30.14 sen               Mgmt          No vote
       per ordinary share less Malaysian Income Tax
       at 27% for the FYE 31 DEC 2006

2.     Re-elect Mr. Y. Bhg. Tan Sri Dato  Megat Zaharuddin       Mgmt          No vote
       Bin Megat Mohd Nor as a Director, who retire
       by rotation pursuant to Article 114 of the
       Company s Articles of Association

3.     Re-elect Mr. Encik Chan Chee Beng as a Director,          Mgmt          No vote
       who retire by rotation pursuant to Article
       114 of the Company s Articles of Association

4.     Re-elect Mr. Robert William Boyle as a Director,          Mgmt          No vote
       who retire pursuant to Article 121 of the Company
       s Articles of Association

5.     Re-elect Mr. Sandip Das as a Director, who retire         Mgmt          No vote
       pursuant to Article 121 of the Company s Articles
       of Association

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors, pursuant to Section              Mgmt          No vote
       132D of the Companies Act, 1965, to issue shares
       in the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued share capital of the Company
       for the time being, subject always to the approval
       of all the relevant regulatory bodies, if required,
       being obtained for such allotment and issue;
       aAuthority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be helda




--------------------------------------------------------------------------------------------------------------------------
 MAXIS COMMUNICATIONS BHD                                                                    Agenda Number:  701241779
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5903J108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  MYL5051OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with Astro All
       Asia Networks plc and/or its affiliates, including
       but not limited to Multimedia Interactive Technologies
       Sdn Bhd, Measat Broadcast Network Systems Sdn
       Bhd and Airtime Management and Programming
       Sdn Bhd as specified, provided that such transactions
       are necessary for the day-to-day operations
       of the Company and its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company,
       aAuthority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 abut shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors to complete and
       do all such acts and things aincluding executing
       all such documents as may be requireda as they
       may consider expedient or necessary to give
       effect to this resolution

2.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       , to enter into recurrent related party transactions
       of a revenue or trading nature with Tanjong
       Public Limited Company and/or its affiliates,
       including but not limited to TGV Cinemas Sdn
       Bhd, Tanjong City Centre Property Management
       Sdn Bhd and Pan Malaysian Pool Sdn Bhd as specified,
       provided that such transactions are necessary
       for the day-to-day operations of the Company
       and its subsidiaries and are carried out in
       the ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 abut shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

3.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with Measat
       Global Berhad and/or its affiliates, including
       but not limited to Measat Satellite Systems
       Sdn Bhd as specified, provided that such transactions
       are necessary for the day-to-day operations
       of the Company and its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 abut shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

4.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with Usaha Tegas
       Sdn Bhd and/or its affiliates, including but
       not limited to SRG Asia Pacific Sdn Bhd, UT
       Hospitality Services Sdn Bhd, UT Projects Sdn
       Bhd, UTSB Management Sdn Bhd and/or its affiliates,
       Bumi Armada Berhad and/or its affiliates and
       Communications and Satellite Services Sdn Bhd
       as specified, provided that such transactions
       are necessary for the day-to-day operations
       of the Company and its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

5.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with Genting
       Berhad and/or its affiliates, including but
       not limited to Oakwood Sdn Bhd, Asiatic Land
       Development Sdn Bhd, Genting Sanyen Industrial
       Paper Sdn Bhd and Asiatic Development Berhad
       and Resorts World Berhad and/or its affiliates,
       including but not limited to Genting Highlands
       Berhad, Resorts Facilities Services Sdn Bhd,
       Genting Golf Course Berhad, Widuri Pelangi
       Sdn Bhd, Papago Sdn Bhd, First World Hotels
       & Resorts Sdn Bhd and Genasa Sdn Bhd as specified,
       provided that such transactions are necessary
       for the day-to-day operations of the Company
       and its subsidiaries and are carried out in
       the ordinary course of business on normal commercial
       terms and on terms which are not more favourable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

6.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for the Company and its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with Am Finance
       BHD and/or its affiliates as specified, provided
       that such transactions are necessary for the
       day-today operations of the Company and its
       subsidiaries and are carried out in the ordinary
       course of business on normal commercial terms
       and on terms which are not more favourable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

7.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with UMTS aMalaysiaa
       Sdn Bhd as specified, provided that such transactions
       are necessary for the day-to-day operations
       of the Company and its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favourable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

8.     Authorize the Company and its subsidiaries,               Mgmt          No vote
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad,
       to enter into recurrent related party transactions
       of a revenue or trading nature with PT Multipolar
       Corporation TBK, PT Broadband Multimedia TBK
       and PT Link Net as specified, provided that
       such transactions are necessary for the day-to-day
       operations of the Company and its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favourable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       aAuthority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965aa;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       aincluding executing all such documents as
       may be requireda as they may consider expedient
       or necessary to give effect to this resolution

9.     Authorize the Board of Directors at any time,             Mgmt          No vote
       from time to time during the period commencing
       from the date on which this resolution is passed
       aApproval Datea and to offer and grant to Dato
       Jamaludin bin Ibrahim, the Group Chief Executive
       Officer and an Executive Director of the Company,
       in accordance with and subject to the provisions
       of the Bye-Laws governing the Company s Employee
       Share Option Scheme aESOSa and the terms of
       the contract of service between the Company
       and Dato  Jamaludin bin Ibrahim, option or
       options to subscribe for up to a maximum of
       1,000,000 ordinary shares of MYR 0.l0 each
       in the Company available under the ESOS; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company commencing next after the
       approval date or the expiration of the period
       within which the next AGM of the Company is
       required by law to be helda

10.    Authorize the Board of Directors at any time,             Mgmt          No vote
       and from time to time during the period commencing
       from the date on which this resolution is passed
       athe Approval Datea and to offer and grant
       to offer and grant to Mr. Sandip Das, the Chief
       Executive Officer and an Executive Director
       of the Company, in accordance with and subject
       to the provisions of the Bye-Laws governing
       the Company s Employee Share Option Scheme
       aESOSa and the terms of the contract of service
       between the Company and Mr. Sandip Das, option
       or options to subscribe for up to a maximum
       of 200,000 ordinary shares of MYR 0.10 each
       in the Company available under the ESOS; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company commencing next after the
       approval date or the expiration of the period
       within which the next AGM of the Company is
       required by law to be helda

S.1    Amend the Articles of Association of the Company          Mgmt          No vote
       in the form and manner as specified and authorize
       the Directors to do all such acts, deeds and
       things as are necessary and/or expedient in
       order to give full effect to this resolution
       with full powers to assent to any conditions,
       modifications and/or amendments as may be required
       by any relevant authorities




--------------------------------------------------------------------------------------------------------------------------
 MTN GROUP LTD                                                                               Agenda Number:  701261416
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8039R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2007
        ISIN:  ZAE000042164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial statements of the            Mgmt          For                            For
       Group and the Company for the YE 31 DEC 2006,
       including the report of the Directors and the
       External Auditors

2.1    Elect Mr. M.C. Ramaphosa as a Director who retires        Mgmt          For                            For
       by rotation, in accordance with the Company
       s Articles of Association and by way of separate
       ordinary resolutions as required under section
       210(1) of the Companies Act, 1973 aAct 61 of
       1973a

2.2    Elect Mr. P.F. Nhleko as a Director of the Company        Mgmt          For                            For
       who retires by rotation in accordance with
       the Company s Articles of Association and by
       way of separate ordinary resolutions as required
       under section 210(1) of the Companies Act,
       1973 aAct 61 of 1973a

2.3    Elect Mr. R.S. Dabengwa as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company s Articles of Association
       and by way of separate ordinary resolutions
       as required under section 210(1) of the Companies
       Act, 1973 aAct 61 of 1973a

2.4    Elect Mr. D.D.B. Band as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Company s Articles of Association and by
       way of separate ordinary resolutions as required
       under section 210(1) of the Companies Act,
       1973 aAct 61 of 1973a

2.5    Elect Mr. A. F. Van Biljon as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company s Articles of Association
       and by way of separate ordinary resolutions
       as required under section 210(1) of the Companies
       Act, 1973 aAct 61 of 1973a

2.6    Elect Mr. A.T. Mikati as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Company s Articles of Association and by
       way of separate ordinary resolutions as required
       under section 210(1) of the Companies Act,
       1973 aAct 61 of 1973a

2.7    Elect Mr. J. Van Rooyen as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company s Articles of Association
       and by way of separate ordinary resolutions
       as required under section 210(1) of the Companies
       Act, 1973 aAct 61 of 1973a

3.     Approve that all the unissued ordinary shares             Mgmt          For                            For
       of 0.01 cent each in the share capital of the
       Company aother than those which have specifically
       been reserved for the Share Incentive Schemes,
       being 5% of the total issued share capital,
       in terms of ordinary resolutions duly passed
       at previous AGM of the Companya be placed at
       the disposal and under the control of the Directors,
       and authorize the Directors to allot, issue
       and otherwise to dispose of such shares to
       such person or persons on such terms and conditions
       and at such times as the Directors may from
       time to time at their discretion deem fit,
       subject to the aggregate number of such ordinary
       shares able to be allotted, issued and otherwise
       disposed of in terms of this resolution being
       limited to 10% of the number of ordinary shares
       in issue as at 31 DEC 2006 abut excluding in
       determining such 10% limit, the unissued scheme
       sharesa and subject to the provisions of the
       Companies Act and the JSE Listings Requirements

4.     Authorize the Directors of the Company, by way            Mgmt          For                            For
       of a general authority, to allot and issue
       equity securities awhich shall include for
       the purposes of this Ordinary Resolution the
       grant or issue of options or convertible securities
       that are convertible into an existing class
       of securitiesa for cash aor the extinction
       or payment of any liability, obligation or
       commitment, restraint or settlement of expensesa
       to such persons on such terms and conditions
       and at such times as the Directors may from
       time to time at their discretion deem fit,
       but subject to the provisions and conditions
       of the Companies Act and the JSE listings Requirements
       of the JSE Limited, each as presently constituted
       and which may be amended from time to time,
       and subject further to the additional restrictions
       that the 15% limit referred to in Rule 5.52(2)
       of the Listing Requirements of the JSE Limited
       be reduced 10% for the purpose of this authorization;
       that the equity securities shall be of a class
       already in issue and be issued to public shareholders
       as defined in the JSE listings Requirements
       and not to related parties; that where the
       Company subsequent to the passing of this resolution,
       issues equity securities representing, on a
       cumulative basis within a FY, 5% or more of
       the total number of equity securities in issue
       prior to such issue, a press announcement giving
       full details of the issue, including the average
       discount to the weighted average traded price
       of the equity securities over the 30 days prior
       to the date that the price of the issue was
       determined or agreed by the Directors of the
       Company the number of equity securities issued,
       the effect of the issue on net asset value
       per share, net tangible asset value per share,
       headline earnings per share and earnings per
       share, will be made at the time the said percentage
       is reached or exceeded; that general issues
       of equity securities for cash: a) In the aggregate
       in any one financial year may not exceed 15%
       of the Company s issued share capital of that
       class afor the purpose of determining the securities
       comprising the 15% number in any one year,
       account shall be taken of the dilution effect,
       in the year of issue of options/convertible
       securities, by including the number of any
       equity securities which may be issued in future
       arising out of the issue or exercise of such
       options/convertible securitiesa; b) of a particular
       class will be aggregated with any securities
       that are compulsorily convertible into securities
       of that class and in the case of the issue
       of compulsorily convertible securities aggregated
       with the securities of that class into which
       they are compulsorily convertible; c) as regards
       the number of securities which may be issued
       athe 10% numbera shall be based on the number
       of securities of that class in issue added
       to those that may be issued in future aarising
       from the conversion of options/securities)
       at the date of such application: i) less any
       securities of the class issued onto be issued
       in future arising from options/convertible
       securities issued during the current FY; ii)
       plus any securities of that class to be issued
       pursuant to a rights issue which has been announced,
       is irrevocable and is fully underwritten, or
       pursuant to an acquisition awhich has had final
       terms announceda, may be included as though
       they were securities in issue at the date of
       application; that the maximum discount at which
       the equity securities will be issued for cash
       will be 10% of the weighted average traded
       price of those equity securities measured over
       the 30 business days prior to the date that
       the price of the issue is determined or agreed
       by the Directors of the Company and where the
       equity securities have not traded in such 30
       business day period, the JSE should be consulted
       for a ruling; that if the discount to market
       price at the time of exercise of any option
       or conversion of a convertible security is
       not known at the time of the grant or issue
       of the option or convertible security, or if
       it is known that the discount will exceed 10%
       of the 30 day weighted average traded price
       of the security at the date of exercise or
       conversion, then the grant or issue will be
       subject to the Company providing its holders
       of securities with a fair and reasonable statement
       complying with the requirements of the JSE
       listings Requirements from an independent professional
       expert acceptable to the JSE, Indicating whether
       or not the grant or issue is fair and reasonable
       to the Company holders of securities; and authorize
       the Directors to allot and issue equity securities
       for cash will be valid until the earlier of
       the next AGM of the Company and the expiry
       of a period of 15 months from the date of passing
       this ordinary resolution

5.     Authorize the MTN Group Board, together with              Mgmt          Against                        Against
       the Trustees of the MTN Group Share Incentive
       Trust, to exercise their discretion, to accelerate
       the vesting period in exceptional circumstances,
       provided always that the changed do not allow
       a participant to exercise 100% of the SARs
       granted to him/her prior to the expiry of 3
       years from the date of grant

6.     Authorize any two Directors of the Company to             Mgmt          For                            For
       do all such things as are necessary and to
       sign all such documents issued by the Company
       so as to give effect to the ordinary and special
       resolutions by shareholders at the AGM

7.S.1  Authorize the Company, or a subsidiary of the             Mgmt          For                            For
       Company, by way of a general authority to repurchase
       shares issued by the Company, in terms of Sections
       85(2), 85(3) and 89 of the Companies Act, 1973
       (Act 61 of 1973), as amended, and in terms
       of the JSE Listings Requirements, including
       those listing requirements regarding derivative
       transactions relating to the repurchase of
       shares; 1) any such repurchase of shares shall
       be implemented through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement between
       such Company and the counter-party areported
       trades are prohibiteda; 2) authorization thereto
       is given by the Company s Articles of Association;
       3) at any point in time, such Company may only
       appoint one agent to effect any repurchase(s)
       on its behalf; 4) the general authority shall
       only be valid until the Company s next AGM,
       provided that notwithstanding anything to the
       contrary contained in this resolution, this
       shall not extend beyond 15 months from the
       date of passing of this Special Resolution
       Number 1; 5) when the company or a subsidiary
       of the Company has cumulatively repurchased
       3% of any class of the Company s shares in
       issue on the date of passing of this Special
       Resolution Number 1 athe initial numbera, and
       aor each 3% in aggregate of that class of shares
       acquired thereafter, in each case in terms
       of this resolution an announcement shall be
       published on SENS and in the press as soon
       as possible and not later than 08:30 on the
       second business day on which the relevant threshold
       is reached or exceeded, and the announcement
       shall comply with the requirements of the JSE
       Listings Requirements; 6) that the general
       repurchase by the Company of its own shares
       shall not, in aggregate in any one financial
       year exceed 10% of the Company s issued share
       capital of that class; 7) that any repurchase
       by the Company or a subsidiary of the Company
       of the Company s own shares shall only be undertaken
       if, after such repurchase, the Company still
       complies with the shareholder spread requirements
       as contained in the JSE Listings Requirements;
       8) that the Company or its subsidiaries may
       not purchase any of the Company s shares during
       a prohibited period as defined In the JSE Listings
       Requirements; 9) no repurchases may be made
       at a price which is greater than 10% above
       the weighted average of the market value for
       the securities for the 5 business days Immediately
       preceding the date on which the transaction
       is effected athe maximum pricea; the JSE will
       be consulted for a ruling if the applicant
       s securities have not traded in such 5 day
       period; 10) the Company enters into derivative
       transaction that may or will result in the
       repurchase of shares in terms of this general
       authority, such transactions will be subject
       to the requirements in paragraph 2, 3, 4, 6
       and 7 of this Special Resolution No. 1 and
       the following requirements: a) the strike price
       of any put option written by the Company less
       the value of the premium received by the Company
       for that put option may not be greater than
       the fair value of a forward agreement based
       on a spot price not greater than the maximum
       price; b) the strike price an any call option
       may be greater than the maximum price at the
       time of entering into the derivative agreements,
       but the Company may not exercise the call option
       if it is more than 10% out the money; c) the
       strike price of the forward agreement may be
       greater than the maximum price but limited
       to the fair value of a forward agreement calculated
       from a spot price not greater than the maximum
       price




--------------------------------------------------------------------------------------------------------------------------
 MTN GROUP LTD                                                                               Agenda Number:  701594118
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8039R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  ZAE000042164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.o.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Group and the Company for the YE 31
       DEC 2007 including the report other Directors
       and the external Auditors

2.o.2  Re-appoint Mr. KP Kalyan as a Director of the             Mgmt          For                            For
       Company

3.o.3  Re-appoint Mr. RD Nisbet as a Director of the             Mgmt          For                            For
       Company

4.o.4  Re-appoint Mr. JHN Strydom as a Director of               Mgmt          For                            For
       the Company

5.o.5  Re-appoint Mr. Sheikh ARH Sharbatly as a Director         Mgmt          Against                        Against
       of the Company

6.o.6  Authorize the Company, the all the unissued               Mgmt          For                            For
       ordinary shares of 0,01 cent it each in the
       share capital of the Company be and are hereby
       placed at the disposal arid under the control
       of the Directors, to allot, issue and otherwise
       to dispose of and/or to undertake to allot,
       issue or otherwise dispose of such shares to
       such person or persons on such terms arid conditions
       and at such times as the Directors may from
       time to rime at their discretion deem fit [save
       for the unissued ordinary shares which have
       specially been reserved for the Company's share
       incentive schemas, being 5%ol the total issued
       share capital, in terms of ordinary resolutions
       duly passed at previous annual general meetings
       of the Company [the unissued scheme shares]
       which shall he issued to such person or persons
       on 5 the terms and conditions in accordance
       with the term, of such authorizing resolutions)
       subject to the aggregate number of such ordinary
       shares able to be allotted, issued arid otherwise
       disposed of and/or so undertaken to be allotted,
       issued or disposed of in terms of this resolution
       being limited to10% of the number of ordinary
       shares in issue as at 31 DEC 2007 [but excluding,
       in determining such 10% limit, the unissued
       scheme shares] and further subject to the provisions
       applicable from time to lime of the Companies
       Act and the Listings Requirements of the JSE,
       each as presently constituted arid which may
       be amended from time

7.s.1  Approve the Company, or a subsidiary of the               Mgmt          For                            For
       Company, and is by way of a general authority
       contemplated in sections 85(2), 85(3) and 89
       of the Companies Act, to repurchase shares
       issued by the Company upon such terms and conditions
       and in such amounts as the Directors of the
       Company may from time to time determine but
       subject to the applicable provisions of the
       Companies Act and the Listings Requirement
       of the JSE Limited, each as presently constituted
       and which may he amended horn time to tinier
       anti subject further to the restriction that
       the repurchase by the Company, or any of its
       subsidiaries, of shares in the Company of any
       class hereunder shall not, in aggregate in
       any 1 FY, exceed 10% of the shares in issue
       in such class as at the commencement of such
       FY




--------------------------------------------------------------------------------------------------------------------------
 NASPERS LTD                                                                                 Agenda Number:  701337772
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5340H118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Aug-2007
        ISIN:  ZAE000015889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve to accept the financial statements of             Mgmt          For                            For
       the Company and the Group for the 12 months
       ended 31 MAR 2007 and the reports of the Directors
       and the Auditor

O.2    Approve to confirm the dividends in relation              Mgmt          Against                        Against
       to the N ordinary and A ordinary shares of
       the Company

O.3    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors for the YE 31 MAR 2007

O.4    Re-appoint PricewaterhouseCoopers Inc. as the             Mgmt          For                            For
       Auditor for the period until the conclusion
       of the next AGM of the Company

O.5    Ratify the appointment of Professor H.S.S. Willemse       Mgmt          For                            For
       in to the Board

O.6.1  Re-elect Mr. T. Vosloo as a Director, who retire          Mgmt          For                            For
       by rotation

O.6.2  Re-elect Mr. N.P. van Heerden as a Director,              Mgmt          For                            For
       who retire by rotation

O.6.3  Re-elect Mr. L.N. Jonker as a Director, who               Mgmt          For                            For
       retire by rotation

O.7    Approve to place the authorized but unissued              Mgmt          For                            For
       share capital of the Company under the control
       of the Directors and to grant, until the conclusion
       of the next AGM of the Company, authorize the
       Directors to allot and issue in their discretion
       (but subject to the provisions of Section 221
       of the Companies Act, No 61 of 1973, as amended
       (the Act), and the requirements of JSE Limited
       (the JSE) and any other exchange on which the
       shares of the Company may be quoted or listed
       from time to time) the unissued shares of the
       Company on such terms and conditions and to
       such persons, whether they be shareholders
       or not, as the Directors in their discretion
       deem fit

O.8    Authorize the Directors to issue unissued shares          Mgmt          For                            For
       of a class of shares already in issue in the
       capital of the Company for cash as and when
       the opportunity arises, subject to the requirements
       of the JSE, including the following: that a
       paid press announcement giving full details,
       including the impact on the net asset value
       and earnings per share, will be published at
       the time of any issue representing on a cumulative
       basis within one year, 5% or more of the number
       of shares of that class in issue prior to the
       issue; the aggregate issue of any particular
       class of shares in any financial year will
       not exceed 5% of the issued number of that
       class of shares (including securities which
       are compulsory convertible into shares of that
       class); that in determining the price at which
       an issue of shares will be made in terms of
       this authority, the maximum discount at which
       the shares may be issued is 10% of the weighted
       average traded price of the shares in question,
       as determined over the 30 business days prior
       to the date that the price of the issue is
       determined; and that the shares will only be
       issued to public shareholders as defined in
       the Listings Requirements of the JSE, and not
       to related parties; [Authority expires the
       earlier of the next AGM of the Company or beyond
       15 months from the date of the meeting]

S.1    Authorize the Company or any of its subsidiaries          Mgmt          For                            For
       to acquire N ordinary shares issued by the
       Company, in terms of and Subject to sections
       85(2), 85(3) and 89 of the Companies Act, No
       61 of 1973 as amended, and in terms of the
       rules and requirements of the JSE being that:
       any such acquisition of N ordinary shares shall
       be effected through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; an
       announcement will be published as soon as the
       Company or any of its subsidiaries has acquired
       N ordinary shares constituting, on a cumulative
       basis, 3% of the number of N ordinary shares
       in issue prior to the acquisition pursuant
       to which the afore said 3% threshold is reached,
       and for each 3% in aggregate acquire there
       after, containing full details of such acquisitions;
       acquisitions of N ordinary shares in aggregate
       in any one financial year may not exceed 20%
       of the Company's N ordinary issued share capital
       as at the date of passing of this resolution;
       in determining the price at which N ordinary
       shares issued by the Company are acquired by
       it or any of its subsidiaries in terms of this
       general authority, the maximum premium at which
       such N ordinary shares may be acquired will
       be 10% of the weighted average of the market
       value at which such N ordinary shares are traded
       on the JSE as determined over the 5 business
       days immediately preceding the date of repurchase
       of such N ordinary shares by the Company or
       any of its subsidiaries; the Company has been
       given authority by its Articles of Association;
       at any point the Company may only appoint 1
       agent to effect any purchase on the Company's
       behalf; the Company's sponsor must confirm
       the adequacy of the Company's working capital
       for purposes of undertaking the repurchase
       of N ordinary share in writing to the JSE before
       entering the market to proceed with the repurchase;
       the Company remaining in compliance with the
       minimum shareholders spread requirements of
       the JSE Listing Requirements and the Company
       and/or its subsidiaries not purchasing any
       N ordinary shares during a prohibited period
       as defined by the JSE Listing requirements;
       [Authority expires the earlier of the Company's
       next AGM or 15 months from the date of passing
       of this resolution]

S.2    Authorize the Company or its subsidiaries by              Mgmt          For                            For
       way of a general authority, to acquire A ordinary
       shares issued by the Company, in terms of and
       subject to Sections 85(2), 85(3) and 89 of
       the Companies Act, No 61 of 1973, as amended

O.9    Authorize each of the Directors of the Company            Mgmt          For                            For
       to do all things, perform all acts and sign
       all documents necessary to effect the implementation
       of the ordinary and special resolutions adopted
       at this AGM

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NETWORK HEALTHCARE HOLDINGS LTD                                                             Agenda Number:  701437015
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5510Z104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  ZAE000011953
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company and the Group for the YE 30
       SEP 2007

2.O.2  Approve to confirm the Directors fees payable             Mgmt          For                            For
       as required by the Company's Articles of Association

3O3.1  Re-elect Mrs. IM Davis as a Director in terms             Mgmt          For                            For
       of the Company's Articles of Association, who
       retires by rotation

3O3.2  Re-elect Dr. A.P.H. Jammine as a Director in              Mgmt          For                            For
       terms of the Company's Articles of Association,
       who retires by rotation

3O3.3  Re-elect Dr. V.L.J. Litlhakany Ane as a Director          Mgmt          For                            For
       in terms of the Company's Articles of Association,
       who retires by rotation

3O3.4  Re-elect Mr. P.G. Nelson as a Director in terms           Mgmt          For                            For
       of the Company's Articles of Association, who
       retires by rotation

3O3.5  Re-elect Mr. M.I. Sacks as a Director in terms            Mgmt          For                            For
       of the Company's Articles of Association, who
       retires by rotation

4.O.4  Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

5.O.5  Approve to place 112,000,000 out of the 643,226,613       Mgmt          For                            For
       unissued ordinary shares of ZAR 0.01 each in
       the capital of the Company under the control
       of the Directors

6.O.6  Approve to place 165,000,000 out of the 640,226,613       Mgmt          For                            For
       unissued ordinary shares of ZAR 0.01 each in
       the capital of the Company under the control
       of the Directors

7.O.7  Authorize the Directors to issue ordinary shares          Mgmt          For                            For
       and or any options or convertible securities
       that are convertible into ordinary shares for
       cash, without restricting to whom the ordinary
       shares will be issued, as and when suitable
       opportunities arise, subject to the following
       conditions, not exceeding the aggregate 15%
       of the number of ordinary shares of the Company's
       issued ordinary share capital in any one FY;
       [Authority expires the earlier of the next
       AGM or 15 months]

8.O.8  Authorize the Directors to effect a reduction             Mgmt          For                            For
       of share premium by way of a reduction of capital

9.O.9  Amend certain terms and conditions of the Network         Mgmt          Against                        Against
       Healthcare Holdings Limited Share Incentive
       Scheme (1996)

10O10  Amend certain terms and conditions of the Network         Mgmt          Against                        Against
       Healthcare Holdings Limited Share Incentive
       Scheme (2005)

11S.1  Approve to increase the Company's authorized              Mgmt          For                            For
       share capital of ZAR 30,000,000 consisting
       of 2,500,000,000 ordinary shares of a nominal
       value of ZAR 0.01 and 10,000,000 cumulative,
       non-redeemable, non-participating, non-convertible
       preference shares of a nominal value of ZAR
       0.50 each to ZAR 55,000,000 consisting of 5,000,000,000
       ordinary shares of a nominal value of ZAR 0.01
       and 10,000,000 cumulative, non-redeemable,
       non-participating, non-convertible preference
       shares of a nominal value of ZAR 0.50 each
       by the creation o f 2,500,000,000 ordinary
       shares with a par value of ZAR 0.01 each, ranking
       pari passu in all respects with the existing
       ordinary shares in the capital of the Company
       and amend the Memorandum of the Company to
       reflect the amended share capital

12S.2  Approve to change the name of the Company from            Mgmt          For                            For
       Network Healthcare Holdings Limited to Netcare
       Limited with effect from Monday, 18 FEB 2008

13O11  Authorise any two Directors of Network Healthcare         Mgmt          For                            For
       Holdings Limited to sign all such documents
       and do all such things as may be necessary
       for or incidental to the implementation of
       the resolutions to be proposed at the AGM convened
       to consider this resolution and, insofar as
       any of the aforegoing may have occurred prior
       to such AGM

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932923685
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2007.

B      APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2007.

C      APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2007.

D      APPROVE THE AMOUNT OF, TIME PERIOD AND FORM               Mgmt          For
       OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

E      APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

F      PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Against
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G      APPROVE THE AMENDMENTS TO THE CHARTER OF OAO              Mgmt          For
       GAZPROM.

H      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

I      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE BOARD OF DIRECTORS OF OAO GAZPROM.

J      APPROVE THE AMENDMENT TO THE REGULATION ON THE            Mgmt          For
       MANAGEMENT COMMITTEE OF OAO GAZPROM.

K      IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE              Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES," DETERMINE
       THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED
       BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII,
       INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS
       CENTER: CONSULTATIONS, INVESTMENTS, VALUATION),
       THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO
       GAZPROM PURSUANT TO AN AGREEMENT ON INSURING
       THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD
       AMOUNT TO THE EQUIVALENT IN RUBLES OF 3.5 MILLION
       U.S. DOLLARS.

L1     PROPOSAL 12.1                                             Mgmt          For

L2     PROPOSAL 12.2                                             Mgmt          For

L3     PROPOSAL 12.3                                             Mgmt          For

L4     PROPOSAL 12.4                                             Mgmt          For

L5     PROPOSAL 12.5                                             Mgmt          For

L6     PROPOSAL 12.6                                             Mgmt          For

L7     PROPOSAL 12.7                                             Mgmt          For

L8     PROPOSAL 12.8                                             Mgmt          For

L9     PROPOSAL 12.9                                             Mgmt          For

L10    PROPOSAL 12.10                                            Mgmt          For

L11    PROPOSAL 12.11                                            Mgmt          For

L12    PROPOSAL 12.12                                            Mgmt          For

L13    PROPOSAL 12.13                                            Mgmt          For

L14    PROPOSAL 12.14                                            Mgmt          For

L15    PROPOSAL 12.15                                            Mgmt          For

L16    PROPOSAL 12.16                                            Mgmt          For

L17    PROPOSAL 12.17                                            Mgmt          For

L18    PROPOSAL 12.18                                            Mgmt          For

L19    PROPOSAL 12.19                                            Mgmt          For

L20    PROPOSAL 12.20                                            Mgmt          For

L21    PROPOSAL 12.21                                            Mgmt          For

L22    PROPOSAL 12.22                                            Mgmt          For

L23    PROPOSAL 12.23                                            Mgmt          For

L24    PROPOSAL 12.24                                            Mgmt          For

L25    PROPOSAL 12.25                                            Mgmt          For

L26    PROPOSAL 12.26                                            Mgmt          For

L27    PROPOSAL 12.27                                            Mgmt          For

L28    PROPOSAL 12.28                                            Mgmt          For

L29    PROPOSAL 12.29                                            Mgmt          For

L30    PROPOSAL 12.30                                            Mgmt          For

L31    PROPOSAL 12.31                                            Mgmt          For

L32    PROPOSAL 12.32                                            Mgmt          For

L33    PROPOSAL 12.33                                            Mgmt          For

L34    PROPOSAL 12.34                                            Mgmt          For

L35    PROPOSAL 12.35                                            Mgmt          For

L36    PROPOSAL 12.36                                            Mgmt          For

L37    PROPOSAL 12.37                                            Mgmt          For

L38    PROPOSAL 12.38                                            Mgmt          For

L39    PROPOSAL 12.39                                            Mgmt          For

L40    PROPOSAL 12.40                                            Mgmt          For

L41    PROPOSAL 12.41                                            Mgmt          For

L42    PROPOSAL 12.42                                            Mgmt          For

L43    PROPOSAL 12.43                                            Mgmt          For

L44    PROPOSAL 12.44                                            Mgmt          For

L45    PROPOSAL 12.45                                            Mgmt          For

L46    PROPOSAL 12.46                                            Mgmt          For

L47    PROPOSAL 12.47                                            Mgmt          For

L48    PROPOSAL 12.48                                            Mgmt          For

L49    PROPOSAL 12.49                                            Mgmt          For

L50    PROPOSAL 12.50                                            Mgmt          For

L51    PROPOSAL 12.51                                            Mgmt          For

L52    PROPOSAL 12.52                                            Mgmt          For

L53    PROPOSAL 12.53                                            Mgmt          For

L54    PROPOSAL 12.54                                            Mgmt          For

L55    PROPOSAL 12.55                                            Mgmt          For

L56    PROPOSAL 12.56                                            Mgmt          For

L57    PROPOSAL 12.57                                            Mgmt          For

L58    PROPOSAL 12.58                                            Mgmt          For

L59    PROPOSAL 12.59                                            Mgmt          For

L60    PROPOSAL 12.60                                            Mgmt          For

L61    PROPOSAL 12.61                                            Mgmt          For

L62    PROPOSAL 12.62                                            Mgmt          For

L63    PROPOSAL 12.63                                            Mgmt          For

L64    PROPOSAL 12.64                                            Mgmt          For

L65    PROPOSAL 12.65                                            Mgmt          For

L66    PROPOSAL 12.66                                            Mgmt          For

L67    PROPOSAL 12.67                                            Mgmt          For

L68    PROPOSAL 12.68                                            Mgmt          For

L69    PROPOSAL 12.69                                            Mgmt          For

L70    PROPOSAL 12.70                                            Mgmt          For

L71    PROPOSAL 12.71                                            Mgmt          For

L72    PROPOSAL 12.72                                            Mgmt          For

L73    PROPOSAL 12.73                                            Mgmt          For

L74    PROPOSAL 12.74                                            Mgmt          For

L75    PROPOSAL 12.75                                            Mgmt          For

L76    PROPOSAL 12.76                                            Mgmt          For

N1     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ARKHIPOV DMITRY ALEXANDROVICH

N2     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ASKINADZE DENIS ARKADIEVICH

N3     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       BIKULOV VADIM KASYMOVICH

N4     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ISHUTIN RAFAEL VLADIMIROVICH

N5     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       KOBZEV ANDREY NIKOLAEVICH

N6     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOBANOVA NINA VLADISLAVOVNA

N7     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       LOGUNOV DMITRY SERGEEVICH

N8     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       MIKHAILOVA SVETLANA SERGEEVNA

N9     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       NOSOV YURY STANISLAVOVICHIROVNA

N10    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       OSELEDKO VIKTORIYA VLADIMIROVNA

N11    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       FOMIN ANDREY SERGEEVICH

N12    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       SHUBIN YURY IVANOVICH




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932935995
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

M1     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       AKIMOV ANDREI IGORIEVICH

M2     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ANANENKOV ALEXANDER GEORGIEVICH

M3     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       BERGMANN BURCKHARD

M4     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       GAZIZULLIN FARIT RAFIKOVICH

M5     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       DEMENTIEV ANDREI VLADIMIROVICH

M6     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ZUBKOV VIKTOR ALEXEEVICH

M7     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KARPEL ELENA EVGENIEVNA

M8     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MEDVEDEV YURIY MITROPHANOVICH

M9     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MILLER ALEXEY BORISOVICH

M10    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NABIULLINA ELVIRA SAKHIPZADOVNA

M11    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       NIKOLAEV VIKTOR VASILIEVICH

M12    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       POTYOMKIN ALEXANDER IVANOVICH

M13    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SEREDA MIKHAIL LEONIDOVICH

M14    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FEODOROV BORIS GRIGORIEVICH

M15    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FORESMAN ROBERT MARK

M16    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KHRISTENKO VIKTOR BORISOVICH

M17    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       SHOKHIN ALEXANDER NIKOLAEVICH

M18    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YUSUFOV IGOR KHANUKOVICH

M19    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       YASIN EVGENIY GRIGORIEVICH




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  701060030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y64606117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Sep-2006
        ISIN:  INE213A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          No vote
       sheet as at 31 MAR 2006 and profit & loss account
       for the YE on 31 MAR 2006 and the reports of
       the Board of Directors and the Auditors thereon
       along with comments of the Comptroller & Auditor
       General of India

2.     Approve to confirm the interim dividend and               Mgmt          No vote
       to declare a final dividend

3.     Re-appoint Shri. R.S. Sharma as a Director,               Mgmt          No vote
       who retires by rotation

4.     Re-appoint Dr. A.K. Balyan as a Director, who             Mgmt          No vote
       retires by rotation

5.     Re-appoint Shri. U.N. Bose as a Director, who             Mgmt          No vote
       retires by rotation

6.     Re-appoint Shri. Ashok Chawla as a Director,              Mgmt          No vote
       who retires by rotation

7.     Approve to fix the remuneration of the Auditors           Mgmt          No vote

8.     Authorize the Board of Directors  Board , pursuant        Mgmt          No vote
       to Article 147 (1 )(a) of the Articles of Association
       of the Company and recommendation of the Board
       of Directors, and subject to the guidelines
       prescribed by the Securities and Exchange Board
       of India, such other consents or approvals
       as may be required or applicable in this regard,
       the consent of the Members, for capitalization
       of a sum not exceeding INR 712.958 crore as
       may be determined to be required by the Board,
       comprising: i) INR 172.566 crore standing to
       the credit of the share premium account, and
       ii) the balance of INR 540.392 Crore from the
       general reserves and accordingly the said sum
       be capitalized and distributed among the holders
       of the existing equity shares of the Company,
       whose names stand on the Register of Members/Beneficial
       Owners on such date as may be fixed by the
       Board of Directors in that behalf as record
       date, on the footing that they become entitled
       thereto as capital and not as income and that
       the same be not paid in cash but be applied
       on behalf of the shareholders as aforesaid
       in paying up in full at par 71,29.57,510 new
       equity shares INR 10 each to be allotted, distributed
       and credited as fully paid-up amongst the said
       shareholders in the proportion of one new equity
       share for every two existing equity shares
       held by them; approve to issue and allotment
       of new equity shares and to pay in respect
       of fractional entitlement in terms hereof to
       the non-resident shareholders of the Company,
       subject to the provisions of the regulations
       made under the Foreign Exchange Management
       Act, 1999; the 71,29,57,510 new equity shares
       of INR 10 each to be allotted as Bonus Shares,
       subject to the Memorandum and Articles of Association
       of the Company and shall rank, in all respects,
       pari passu with the existing equity shares
       of the Company and entitled to participate
       in full in any dividend declared after the
       Bonus shares are allotted; no letter of allotment
       is issued, but the certificate(s) in respect
       of bonus shares to be issued and delivered
       within the statutory time limit from the date
       of allotment in case of physical holdings and
       in respect of electronic holdings, the bonus
       shares shall be credited to demat accounts
       of the allottees; the Board would not be issued
       any certificate or coupon in respect of fractional
       shares, but the total number of such new equity
       shares representing such tractions be allotted
       by the Board to a nominee, including an officer
       of the Company, who would hold them as trustee
       for the equity shareholders entitled to such
       tractions and the nominee will as soon as possible
       sell such equity shares at the prevailing market
       rate and the net sale proceed of such shares,
       after adjusting the cost and expenses in respect
       thereof, be distributed among such Members
       who are entitled to such fractions in proportion
       of their respective holding and allotment of
       fractions thereof; and authorize the Board
       of Directors, to take all other steps as may
       be necessary to give effect to the aforesaid
       resolution and determine all other terms and
       conditions of the issue of bonus shares as
       the Board may in its absolute discretion deem
       fit including settling any question, doubt
       or difficulty that may arise with regard to
       or in relation to the issue or allotment of
       the bonus shares

9.     Appoint, in accordance with the provisions of             Mgmt          No vote
       Section 257 and all other applicable provisions,
       if any, of the Companies Act or statutory modifications(s)
       or re-enactment thereof, Dr. R.K. Pachauri
       as a Director of the Company, subject to the
       retirement by rotation under the Articles of
       Association of the Company

10.    Appoint, in accordance with the provisions of             Mgmt          No vote
       Section 257 and all other applicable provisions,
       if any, of the Companies Act or statutory modifications(s)
       or re-enactment thereof, Shri. V.P. Singh as
       a Director of the Company, subject to the retirement
       by rotation under the Articles of Association
       of the Company

11.    Appoint, in accordance with the provisions of             Mgmt          No vote
       Section 257 and all other applicable provisions,
       if any, of the Companies Act or statutory modifications(s)
       or re-enactment thereof, Shri. P.K. Choudhury
       as a Director of the Company, subject to the
       retirement by rotation under the Articles of
       Association of the Company

12.    Appoint, in accordance with the provisions of             Mgmt          No vote
       Section 257 and all other applicable provisions,
       if any, of the Companies Act or statutory modifications(s)
       or re-enactment thereof, Dr. Bakul H. Dholakia
       as a Director of the Company, subject to the
       retirement by rotation under the Articles of
       Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932734189
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  28-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO  LUKOIL               Mgmt          For
       FOR 2006, INCLUDING: THE NET PROFIT OF OAO
       LUKOIL  FOR DISTRIBUTION FOR 2006 WAS EQUAL
       TO 55,129,760,000 ROUBLES; TO DISTRIBUTE 32,321,404,000
       ROUBLES TO THE PAYMENT OF DIVIDENDS FOR 2006.
       TO PAY DIVIDENDS FOR THE 2006 FINANCIAL YEAR
       IN THE AMOUNT OF 38 ROUBLES PER ORDINARY SHARE.
       TO SET THE TERM OF PAYMENT OF DIVIDENDS AS
       JULY TO DECEMBER 2007. PAYMENT OF DIVIDENDS
       SHALL BE MADE IN CASH FROM THE ACCOUNT OF OAO
       LUKOIL .

3A     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): BULAVINA, LYUDMILA MIKHAILOVNA

3B     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): KONDRATIEV, PAVEL GENNADIEVICH

3C     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): NIKITENKO, VLADIMIR NIKOLAEVICH

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL ACCORDING TO APPENDIX
       1.

4B     TO ESTABLISH REMUNERATION FOR NEWLY ELECTED               Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL  ACCORDING TO APPENDIX
       2. TO INVALIDATE THE AMOUNTS OF REMUNERATION
       OF MEMBERS OF THE BOARD OF DIRECTORS AND THE
       AUDIT COMMISSION OF OAO  LUKOIL  ESTABLISHED
       BY DECISION OF THE ANNUAL GENERAL SHAREHOLDERS
       MEETING OF OAO  LUKOIL  OF 24 JUNE 2004 (MINUTES
       NO. I) ON THE COMPLETION OF PAYMENTS OF REMUNERATION
       TO MEMBERS OF THE BOARD OF DIRECTORS AND AUDIT
       COMMISSION ELECTED AT THE ANNUAL GENERAL SHAREHOLDERS
       MEETING ON 28 JUNE 2006.

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO  LUKOIL         Mgmt          For
       - CLOSED JOINT STOCK COMPANY KPMG.

06     TO DETERMINE THE NUMBER OF AUTHORISED SHARES              Mgmt          For
       OF OAO  LUKOIL  AS EIGHTY-FIVE MILLION (85,000,000)
       ORDINARY REGISTERED SHARES, WITH A PAR VALUE
       OF TWO AND A HALF (2.5) KOPECKS EACH, AND THE
       RIGHTS DEFINED BY THE COMPANY CHARTER FOR THIS
       TYPE OF SHARES.

07     TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER          Mgmt          For
       OF OPEN JOINT STOCK COMPANY  OIL COMPANY  LUKOIL
       , PURSUANT TO THE APPENDIX.

08     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO  LUKOIL
       , PURSUANT TO THE APPENDIX.

9A     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO LOAN CONTRACT
       NO. 0610016 OF 10 JANUARY 2006 BETWEEN OAO
       LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9B     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO OIL SUPPLY
       CONTRACT NO. 801/2006/0610579 OF 29 JUNE 2006
       BETWEEN OAO  LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9C     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9D     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9E     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: POLICY (CONTRACT) ON INSURING THE
       LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO  LUKOIL  AND OAO KAPITAL STRAKHOVANIE.

10     TO APPROVE MEMBERSHIP OF OAO  LUKOIL  IN THE              Mgmt          For
       RUSSIAN NATIONAL ASSOCIATION SWIFT.




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932904798
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL       Mgmt          For                            For
       STATEMENTS, INCLUDING THE INCOME STATEMENTS
       AND DISTRIBUTION OF PROFITS.

3A     ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV             Mgmt          For                            For
       GAVRILOVNA

3B     ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL           Mgmt          For                            For
       GENNADIEVICH

3C     ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR         Mgmt          For                            For
       NIKOLAEVICH

04     PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS        Mgmt          For                            For
       OF BOARD OF DIRECTORS AND AUDIT COMMISSION
       OF OAO "LUKOIL" AND TO ESTABLISH REMUNERATION
       FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS
       AND AUDIT COMMISSION ACCORDING TO COMMISSION
       OF OAO "LUKOIL".

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

6A     SHAREHOLDER LOAN AGREEMENT BETWEEN OAO "LUKOIL"           Mgmt          For                            For
       (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).

6B     PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER)              Mgmt          For                            For
       TO OAO YUGK TGC-8 (BORROWER).

6C     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6D     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6E     POLICY (CONTRACT) ON INSURING THE LIABILITY               Mgmt          For                            For
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
       STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932935882
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: WALLETTE (JR), DONALD               Mgmt          No vote
       EVERT

2D     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2E     ELECTION OF DIRECTOR: KUTAFIN, OLEG EMELYANOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: KOSTIN, ANDREY LEONIDOVICH          Mgmt          No vote

2G     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2H     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          Split 33% For

2I     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          Split 33% For

2J     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2K     ELECTION OF DIRECTOR: SHERKUNOV, IGOR VLADIMIROVICH       Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          Split 33% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932775654
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  12-Oct-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO TERMINATE THE POWERS OF THE BOARD OF DIRECTORS         Mgmt          Against                        Against
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

03     TO TERMINATE THE POWERS OF THE REVISION COMMISSION        Mgmt          For                            For
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

04     TO ELECT THE FOLLOWING NOMINEES TO THE REVISION           Mgmt          For                            For
       COMMISSION: MARINA V. VDOVINA, VADIM YU, MESHCHERYAKOV,
       NIKOLAY V. MOROZOV, OLGA YU. ROMPEL, OLESSYA
       V. FIRSYK.

05     TO APPROVE THE NEW VERSION OF THE REGULATIONS             Mgmt          For                            For
       ON THE GENERAL MEETING OF SHAREHOLDERS OF MMC
       NORILSK NICKEL AS PER THE ADDENDUM.

06     TO APPROVE MMC NORILSK NICKEL'S PARTICIPATION             Mgmt          For                            For
       IN THE NON-PROFIT ORGANIZATION RUSSIAN ASSOCIATION
       OF EMPLOYERS NATIONAL ALLIANCE OF NICKEL AND
       PRECIOUS METALS PRODUCERS.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932797193
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  21-Dec-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE PAYOUT OF DIVIDENDS ON MMC NORILSK         Mgmt          For
       NICKEL SHARES FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER SHARE.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932829192
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENTS TO THE CHARTER OF THE COMPANY                  Mgmt          Against                        For

02     PRE-TERM TERMINATION OF THE POWERS OF THE COMPANY'S       Mgmt          Against                        For
       CURRENT DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932935844
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BURT T.W.                                                 Mgmt          No vote

02     BOUGROV A.E                                               Mgmt          No vote

03     BULAVSKAYA E.E.                                           Mgmt          No vote

04     BULYGIN A.S.                                              Mgmt          No vote

05     VEKSELBERG V.F.                                           Mgmt          No vote

06     GUY DE SELLIERS                                           Mgmt          Split 50% For

07     DERIPASKA O.V.                                            Mgmt          No vote

08     DOLGIKH V.I.                                              Mgmt          No vote

09     KLISHAS A.A.                                              Mgmt          No vote

10     LEVITT M.J.                                               Mgmt          No vote

11     MORGAN R.T.                                               Mgmt          No vote

12     MOROZOV D.S.                                              Mgmt          No vote

13     PARINOV K.Y.                                              Mgmt          No vote

14     PROKHOROV M.D.                                            Mgmt          No vote

15     RAZUMOV D.V                                               Mgmt          No vote

16     SALNIKOVA E.M.                                            Mgmt          No vote

17     SOSNOVSKI M.A.                                            Mgmt          No vote

18     STEFANOVICH S.A.                                          Mgmt          No vote

19     UGOLNIKOV K.L.                                            Mgmt          No vote

20     CHARLIER C.F.                                             Mgmt          No vote

21     SCHIMMELBUSCH H.S.                                        Mgmt          Split 50% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932927493
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT AND ANNUAL ACCOUNTING        Mgmt          For
       STATEMENTS, INCLUDING PROFIT-AND-LOSS STATEMENT
       OF MMC NORILSK NICKEL FOR 2007. TO APPROVE
       DISTRIBUTION OF THE PROFITS AND LOSSES OF MMC
       NORILSK NICKEL FOR 2007.

02     TO DECLARE THE PAYMENT OF ANNUAL DIVIDENDS ON             Mgmt          For
       ORDINARY REGISTERED SHARES OF MMC NORILSK NICKEL
       FOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARY
       SHARE. TAKING INTO ACCOUNT INTERIM DIVIDENDS
       ALREADY PAID FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER ORDINARY SHARE, TO MAKE FINAL
       PAYMENT IN THE AMOUNT OF RUB SHARE 112 PER
       SHARE.

04     TO ELECT THE FOLLOWING MEMBERS TO THE REVISION            Mgmt          For
       COMMISSION: MARINA V. VDOVINA/ ELENA A. GAVRILOVA/
       NIKOLAY V. MOROZOV/ ELENA S. NAZAROVA/ OLGA
       YU. ROMPEL

05     TO APPROVE OOO ROSEXPERTIZA AS THE AUDITOR OF             Mgmt          For
       RUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSK
       NICKEL FOR 2008.

6A     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SUBSECTION 8 TO SECTION 6.8

6B     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SECTION 6.19

6C     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.3

6D     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.5

6E     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.8

6F     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.15

6G     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 8.17

6H     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.36

6I     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.42

6J     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 9.3.43

6K     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 10.8.2

6L     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 13.8

6M     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 14

07     TO ADOPT THE REGULATIONS ON THE BOARD OF DIRECTORS        Mgmt          For
       OF MMC NORILSK NICKEL AS PER APPENDIX 1

8A     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO ESTABLISH THAT BASIC AMOUNT OF REMUNERATION
       TO BE PAID TO AN INDEPENDENT DIRECTOR SHALL
       BE RUB 1,250,000 PER QUARTER, (2) IF AN INDEPENDENT
       DIRECTOR PRESIDES OVER A BOARD COMMITTEE, THE
       ADDITIONAL REMUNERATION OF RUB 625,000 PER
       QUARTER SHALL BE PAID, (3) REMUNERATION AMOUNTS
       MENTIONED IN P. 1 AND 2 OF THIS RESOLUTION
       SHALL BE PAID FROM JULY 1, 2008 AND TO THE
       DATE, (4) IN ADDITION CHAIRMAN OF THE INDEPENDENT
       DIRECTORS SHALL RECEIVE RUB 500,000 PER QUARTER.

8B     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO APPROVE THE INDEPENDENT DIRECTORS INCENTIVE
       PROGRAM - OPTIONS PLAN AS PER APPENDIX 2, (2)
       TO ESTABLISH THAT THE TERMS OF THE AFOREMENTIONED
       PROGRAM SHALL BE FROM JULY 1, 2008 TO JUNE
       30, 2009 OR UNTIL THE END OF TERM OF EACH RESPECTIVE
       INDEPENDENT DIRECTOR.

09     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For
       TRANSACTIONS TO INDEMNITY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (0NE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

10     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       ARE INTERESTED PARTIES, AND WHICH INVOLVE THE
       OBLIGATIONS OF MMC NORILSK NICKEL TO INDEMNIFY
       MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       AGAINST DAMAGES THE AFOREMENTIONED PERSONS
       MAY INCUR IN THEIR RESPECTIVE POSITIONS MENTIONED
       ABOVE THAT SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION OF US DOLLARS)
       FOR EACH SUCH PERSON.

11     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 SHALL NOT
       EXCEED USD 1,400,000.

12     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD OF MMC NORILSK NICKEL ARE
       INTERESTED PARTIES, INVOLVING LIABILITY INSURANCE
       FOR MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       WHO WILL BE BENEFICIARY PARTIES TO THE TRANSACTION,
       FOR THE ONE-YEAR TERM WITH LIABILITY LIMITED
       TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 AND WITH PREMIUM
       TO INSURER NOT EXCEEDING USD 1,400,000.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932928851
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: TYE            Mgmt          No vote
       WINSTON BURT

3B     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       E. BOUGROV

3C     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ALEXANDER      Mgmt          No vote
       S. BULYGIN

3D     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: VICTOR         Mgmt          No vote
       F. VEKSELBERG

3E     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: GUY            Mgmt          Split 50% For
       DE SELLIERS DE MORANVILLE

3F     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. DERIPASKA

3G     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       A. KLISHAS

3H     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MICHAEL        Mgmt          No vote
       JEFFREY LEVITT

3I     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       YU. PARINOV

3J     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. POTANIN

3K     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MIKHAIL        Mgmt          No vote
       D. PROKHOROV

3L     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       L. UGOLNIKOV

3M     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: HEINZ          Mgmt          Split 50% For
       C. SCHIMMELBUSCH




--------------------------------------------------------------------------------------------------------------------------
 OJSC POLYUS GOLD                                                                            Agenda Number:  932574329
--------------------------------------------------------------------------------------------------------------------------
    Security:  678129107                                                             Meeting Type:  Annual
      Ticker:  OPYGY                                                                 Meeting Date:  11-Sep-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REMUNERATION AND REIMBURSEMENT OF THE EXPENSES            Mgmt          For
       OF INDEPENDENT DIRECTORS WHO ARE MEMBERS OF
       THE BOARD OF DIRECTORS OF OJSC POLYUS GOLD.

02     DETERMINATION OF THE COST OF DIRECTORS  AND               Mgmt          For
       OFFICERS  LIABILITY INSURANCE FOR MEMBERS OF
       THE BOARD OF DIRECTORS.

03     APPROVAL OF THE INTERESTED PARTY TRANSACTION              Mgmt          For
       ON DIRECTORS  AND OFFICERS  LIABILITY INSURANCE
       FOR MEMBERS OF THE BOARD OF DIRECTORS OF OJSC
       POLYUS GOLD.

04     DETERMINATION OF THE VALUE OF ASSETS BEING THE            Mgmt          For
       SUBJECT MATTER OF THE INDEMNIFICATION AGREEMENTS
       TO BE ENTERED INTO WITH MEMBERS.

05     APPROVAL OF THE INDEMNIFICATION AGREEMENTS WITH           Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS OF OJSC POLYUS
       GOLD AS INTER-RELATED INTERESTED PARTY TRANSACTIONS.

06     APPROVAL OF THE REGULATIONS ON THE AUDIT COMMISSION       Mgmt          For
       OF OJSC POLYUS GOLD.




--------------------------------------------------------------------------------------------------------------------------
 PATNI COMPUTER SYSTEMS                                                                      Agenda Number:  932736791
--------------------------------------------------------------------------------------------------------------------------
    Security:  703248203                                                             Meeting Type:  Annual
      Ticker:  PTI                                                                   Meeting Date:  21-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE        Mgmt          For                            For
       SHEET AS AT 31 DECEMBER 2006 AND THE PROFIT
       & LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE
       AND THE REPORTS OF THE DIRECTORS AND THE AUDITORS
       THEREON.

O2     TO DECLARE DIVIDEND ON EQUITY SHARES FOR THE              Mgmt          For                            For
       YEAR ENDED 31 DECEMBER 2006.

O3     TO APPOINT A DIRECTOR IN PLACE OF DR. MICHAEL             Mgmt          For                            For
       A. CUSUMANO, WHO RETIRES BY ROTATION AND BEING
       ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O4     TO APPOINT A DIRECTOR IN PLACE OF MR. LOUIS               Mgmt          For                            For
       THEODOOR VAN DEN BOOG, WHO RETIRES BY ROTATION
       AND BEING ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O5     TO APPOINT AUDITORS TO HOLD OFFICE FROM CONCLUSION        Mgmt          For                            For
       OF THIS MEETING TO THE CONCLUSION OF NEXT ANNUAL
       GENERAL MEETING AND TO FIX THEIR REMUNERATION.

S6     APPOINTMENT OF BRANCH AUDITORS.                           Mgmt          For                            For

S7     APPOINTMENT UNDER SECTION 314 OF THE COMPANIES            Mgmt          For                            For
       ACT, 1956.




--------------------------------------------------------------------------------------------------------------------------
 PEACE MARK (HOLDINGS) LIMITED                                                               Agenda Number:  701108056
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6957A167                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-Dec-2006
        ISIN:  BMG6957A1678
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the grant of an option to Mr. Chau Cham           Mgmt          No vote
       Wong, Patrick under the Share Option Scheme
       of the Company adopted on 24 JAN 2002 athe
       Share Option Schemea, which would entitle him
       to subscribe for an aggregate of 19,800,000
       shares in the share capital of the Company
       at HKD 5.37 per share and on terms and conditions
       as specified and authorize any one Director
       of the Company to do all such acts and/or execute
       all such documents as may be necessary or expedient
       in order to give full effect to such grant
       and exercise of options

2.     Approve the grant of an option to Mr. Leung               Mgmt          No vote
       Yung under the Share Option Scheme, which would
       entitle him to subscribe for an aggregate of
       19,800,000 shares in the share capital of the
       Company at HKD 5.37 per share and on terms
       and conditions as specified and authorize any
       one Director of the Company to do all such
       acts and/or execute all such documents as may
       be necessary or expedient in order to give
       full effect to such grant and exercise of options




--------------------------------------------------------------------------------------------------------------------------
 PEACE MARK (HOLDINGS) LTD                                                                   Agenda Number:  701336340
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6957A209                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Aug-2007
        ISIN:  BMG6957A2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company, the reports of the Directors
       [the 'Directors'] and the Auditors [the 'Auditors']
       of the Company for the YE 31 MAR 2007

2.     Declare a final dividend of HK 6.2 cents per              Mgmt          For                            For
       share for the YE 31 MAR 2007

3.A    Re-elect Mr. Mak Siu Wing, Clifford as a Director,        Mgmt          For                            For
       who retires by rotation

3.B    Re-elect Mr. Tang Yat Kan as a Director, who              Mgmt          For                            For
       retires by rotation

3.C    Re-elect Mr. Wong Yee Sui, Andrew as a Director,          Mgmt          For                            For
       who retires by rotation

3.D    Re-elect Mr. Tsang Kwong Chiu, Kevin as a Director,       Mgmt          For                            For
       who retires by rotation

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors by reference
       to the recommendations of the Remuneration
       Committee of the Company

5.     Re-appoint the Auditors for the coming FY and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional share(s) in
       the share capital of the Company and make or
       grant offers, agreements and options [including
       warrants, bonds and debentures convertible
       into shares of the Company] which would or
       might require the exercise of powers during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a rights issue; ii) an
       issue of shares of the Company as scrip dividend
       or similar arrangements providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares in accordance with the
       Bye-Laws of the Company; and iii) an issue
       of shares under the Company's Share Option
       Scheme or any similar arrangements for the
       time being adopted by the Company and/or any
       of its subsidiaries for the grant or issue
       of shares or rights to acquire shares of the
       Company; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or other applicable
       laws to be held]

6.B    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company on the Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and with the provisions
       of the Rules Governing of the Listing of Securities
       on the Stock Exchange or of any stock exchange,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or other applicable laws to be
       held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the new shares pursuant
       to Resolution 6.A, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 6.B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

8.     Approve, subject to and conditional upon the              Mgmt          Against                        Against
       Listing Committee of The Stock Exchange of
       Hong Kong Limited [Stock Exchange] granting
       the listing of, and permission to deal in,
       such number of shares of the Company which
       may fall to be allotted and issued pursuant
       to the exercise of the options which may be
       granted under the Share Option Scheme adopted
       by the Company on 24 JAN 2002 [Share Option
       Scheme], representing 10% of the issued share
       capital of the Company as at the day on which
       this resolution is passed, pursuant to Clause
       10.02 of the Share Option Scheme: to refresh
       the 10% mandate under the Share Option Scheme
       [Refreshed Scheme Mandate] provided that the
       total number of shares of the Company which
       may be allotted and issued upon the exercise
       of all options to be granted under the Share
       Option Scheme and any other share option schemes
       of the Company under the limit as refreshed
       hereby shall not exceed 10% of the issued share
       capital of the Company as at the day on which
       this resolution is passed [options previously
       granted under the Share Option Scheme and any
       other share option schemes of the Company [including
       options outstanding, cancelled, lapsed or exercised
       in accordance with the terms of the Share Option
       Scheme or any other share option schemes of
       the Company] shall not be counted for the purpose
       of calculating the Refreshed Scheme Mandate];
       and authorize the Directors of the Company
       or a duly authorized Committee, at their absolute
       discretion, to grant options to subscribe for
       shares of the Company within the Refreshed
       Scheme Mandate in accordance with the rules
       of the Share Option Scheme, and to allot, issue
       and deal with shares pursuant to the exercise
       of options granted under the Share Option Scheme
       within the Refreshed Scheme Mandate




--------------------------------------------------------------------------------------------------------------------------
 PEACE MARK (HOLDINGS) LTD                                                                   Agenda Number:  701447193
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6957A209                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  BMG6957A2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to make the voluntary pre-conditional             Mgmt          For                            For
       general offer by A-A United Limited [the Offeror],
       an indirect wholly-owned subsidiary of the
       Company, under the Singapore Code on Take-overs
       and Mergers [the Singapore Takeovers Code],
       for all the issued shares of Sincere Watch
       Limited [Sincere Watch] other than those shares
       of Sincere Watch [if any] already owned, controlled
       or agreed to be acquired by the offeror or
       any party acting or presumed to be acting in
       concert with it [within the meaning ascribed
       to that term under the Singapore Takeovers
       Code], subject to the satisfaction of the pre-conditions
       as specified

2.     Approve the participation by the Company in               Mgmt          For                            For
       the Offer

3.     Authorize any Director to take any action on              Mgmt          For                            For
       behalf of the Company he considers necessary,
       desirable or expedient in connection with the
       offer, including without limitation: i) directing
       the offeror in connection with the offer; ii)
       taking any action in connection with the listing
       of new ordinary shares of HKD 0.10 each in
       the Company on the Stock Exchange of Hong Kong
       Ltd.; and iii) taking any action in connection
       with the matters contemplated by these resolutions,
       including executing and delivering such agreements,
       documents and instruments [including witnessing
       the affixing of the Company's seal thereto]
       in such forms and containing such terms as
       such person executing the same may think fit

4.     Approve, authorize and to extent necessary,               Mgmt          For                            For
       ratify and confirm any and all past actions
       by the Directors of the Company which they
       may deem or have deemed in their sole discretion
       to be useful, necessary or conducive with respect
       to any of the matters contemplated by these
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701557401
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6883Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 457087 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company made in accordance with the
       Company Law of the PRC and the 'Guidelines
       of Articles of Association for Listed Companies'
       issued by the China Securities Regulatory Commission
       set out in Appendix I and authorize the above
       am

2.     Approve the report of the Board of the Company            Mgmt          For                            For
       for the year 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

4.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the year 2007

5.     Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC 2007 in the amount
       and in the manner recommended by the Board

6.     Approve the authorization of the Board to determine       Mgmt          For                            For
       the distribution of interim dividends for the
       year 2008

7.     Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified Public Accountants, as the international
       Auditors of the Company and PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public Accountants, as the domestic Auditors
       of the Company, for the year 2008 and authorize
       the Board of Directors to fix their remuneration

8.a    Elect Mr. Jiang Jiemin as a Director of the               Mgmt          For                            For
       Company

8.b    Elect Mr. Zhou Jiping as a Director of the Company        Mgmt          For                            For

8.c    Elect Mr. Duan Wende as a Director of the Company         Mgmt          For                            For

8.d    Elect Mr. Wang Yilin as a Director of the Company         Mgmt          For                            For

8.e    Elect Mr. Zeng Yukang as a Director of the Company        Mgmt          For                            For

8.f    Elect Mr. Wang Fucheng as a Director of the               Mgmt          For                            For
       Company

8.g    Elect Mr. Li Xinhua as a Director of the Company          Mgmt          For                            For

8.h    Elect Mr. Liao Yongyuan as a Director of the              Mgmt          For                            For
       Company

8.i    Elect Mr. Wang Guoliang as a Director of the              Mgmt          For                            For
       Company

8.j    Re-elect Mr. Jiang Fan as a Director of the               Mgmt          For                            For
       Company

8.k    Elect Mr. Chee-Chen Tung as the independent               Mgmt          For                            For
       Director of the Company

8.l    Elect Mr. Liu Hongru as the independent Director          Mgmt          For                            For
       of the Company

8.m    Elect Mr. Franco Bernabe as the independent               Mgmt          For                            For
       Director of the Company

8.n    Elect Mr. Li Yongwu as the independent Director           Mgmt          For                            For
       of the Company

8.o    Elect Mr. Cui Junhui as the independent Director          Mgmt          For                            For
       of the Company

9.a    Elect Mr. Chen Ming as the Supervisor of the              Mgmt          For                            For
       Company

9.b    Elect Mr. Wen Qingshan as the Supervisor of               Mgmt          For                            For
       the Company

9.c    Elect Mr. Sun Xianfeng as the Supervisor of               Mgmt          For                            For
       the Company

9.d    Elect Mr. Yu Yibo as the Supervisor of the Company        Mgmt          For                            For

9.e    Elect Mr. Wu Zhipan as the independent Supervisor         Mgmt          For                            For
       of the Company

9.f    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Li Yuan as the independent
       Supervisor of the Company

S.10   Authorize the Board of Directors, unconditional           Mgmt          Against                        Against
       general mandate to separately or concurrently
       issue, allot and deal with additional domestic
       shares and overseas listed foreign shares of
       the Company, provided that the number of the
       domestic shares and overseas listed foreign
       shares issued and allotted or agreed conditionally
       or unconditionally to be issued and allotted
       shall not exceed 20% of each of its existing
       the domestic shares and overseas listed foreign
       shares of the Company in issue as at the date
       of this resolution; b) to execute and do or
       procure to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares;
       c) to make such amendments to the Articles
       of Association of the Company as it thinks
       fit so as to increase the registered share
       capital of the Company and reflect the new
       capital structure of the Company upon the allotment
       and issuance of shares of the Company as contemplated
       in this resolution; and e) in order to facilitate
       the issuance of shares in accordance with this
       resolution in a timely manner, to establish
       a special Committee of the Board and such Committee
       to exercise all such power granted to the Board
       of Directors to execute and do all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       contingent on the passing of sub-paragraphs
       (a) to (d) of this resolution and within the
       relevant period of this mandate f) the Board
       of Directors and the special Committee of the
       Board will only exercise its respective power
       under such mandate in accordance with the Company
       Law of the PRC, the Securities Law of the PRC,
       regulations or the listing rules of the Stock
       Exchange on which the Shares of the Company
       are listed [as amended from time to time] and
       only if all necessary approvals from the China
       Securities Regulatory Commission and/or other
       relevant PRC governmental authorities are obtained
       and the special Committee of the Board will
       only exercise its power under such mandate
       in accordance with the power granted by the
       shareholders at the annual general meeting
       to the Board[Authority expires the earlier
       of the conclusion of next AGM of the Company
       or at the end of 12month period]

11.    Approve the rules and procedures of the shareholders'     Mgmt          For                            For
       general meeting of the Company as specified

12.    Approve the Rules and procedures of the Board             Mgmt          For                            For
       of the Company as specified

13.    Approve the rules of organization and procedures          Mgmt          For                            For
       of the Supervisory Committee of the Company
       as specified

14.    Other matters, if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932641992
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  02-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE S OPINION FOR THE FISCAL YEAR
       2006

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2007

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2006

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND             Mgmt          For                            For
       THEIR RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE MANAGEMENT COMPENSATION,             Mgmt          For                            For
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY
       S BYLAWS, AS WELL AS OF MEMBERS OF THE FISCAL
       COUNCIL

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES CONSTITUTED
       IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 4.380
       MILLION, INCREASING THE CAPITAL STOCK FROM
       R$ 48.264 MILLION TO R$ 52.644 MILLION WITHOUT
       ANY CHANGE TO THE NUMBER OF ISSUED SHARES PURSUANT
       TO ARTICLE 40, ITEM III, OF THE COMPANY S BYLAWS




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PIK GROUP                                                                                   Agenda Number:  932770464
--------------------------------------------------------------------------------------------------------------------------
    Security:  69338N107                                                             Meeting Type:  Special
      Ticker:  PKGPL                                                                 Meeting Date:  19-Sep-2007
        ISIN:  US69338N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ELECT THE COUNTING COMMISSION CONSISTING               Mgmt          For
       OF: GALKIN SERGEY EVGENYEVICH, PLUSCHEV MAXIM
       SERGEEVICH AND DANILYAN MARGARITA ARTUROVNA.

02     ON MAKING MODIFICATIONS AND ADDENDA TO EDITION            Mgmt          Against
       NO6 OF THE CHARTER OF PIK GROUP.




--------------------------------------------------------------------------------------------------------------------------
 PIK GROUP                                                                                   Agenda Number:  932820295
--------------------------------------------------------------------------------------------------------------------------
    Security:  69338N107                                                             Meeting Type:  Special
      Ticker:  PKGPL                                                                 Meeting Date:  21-Mar-2008
        ISIN:  US69338N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF TRANSFER OF POWERS OF THE TABULATION          Mgmt          For                            For
       COMMISSION OF THE COMPANY TO THE SPECIAL REGISTRAR
       JSC REGISTRAR R.O.S.T.

02     APPROVAL OF THE COMPANY CHARTER.                          Mgmt          For                            For

03     APPROVAL OF THE BYLAW OF THE AUDIT COMMISSION.            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  701448498
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the issue of A Shares of RMB 1.00
       each

S.1.2  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the fulfilment of the conditions
       in respect of the Possible A Share Placing
       as specified, the aggregate number of A Shares
       to be issued and allotted shall not be more
       than 1,200,000,000 A Shares, the number of
       Placing A Shares to be issued will be determined
       by the Board after consultation with the A
       Share Placing Lead Underwriter(s) having regard
       to the then markets conditions

S.1.3  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Possible A Share shall adopt
       a combination of both off-line and on-line
       price consultation and application process,
       the A Shareholders with his/her/its name registered
       on the register of members of A Shares as at
       closing of trading hours on the record day
       will be given pre-emption right in subscribing
       the Placing A shares, the actual issue mechanism,
       proportion of pre-emption right will be determined
       by the Board after consultation with the A
       Share Placing Lead Underwriter(s) having regard
       to the then markets conditions

S.1.4  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the new A Shares under the Possible
       A Share Placing will be placed to institutional
       and public investors [except for those restricted
       by the laws and regulations of the PRC] that
       have A Shares stock trading accounts with the
       Shanghai Stock Exchange

S.1.5  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Board, upon obtaining the Specific
       Mandate, proceed to exercise the proposed Specific
       Mandate to issue new A Shares, the Company
       will apply to the CSRC for the listing of and
       permission to deal in all of the new A Shares
       to be issued and placed on the Shanghai Stock
       Exchange, the placing A Shares, when fully
       paid, will rank pari passu in all respects
       with the A Shares in issue at the time of issue
       and allotment of the Placing A Shares

S.1.6  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Placing A Shares will be issued
       in RMB, the Placing A Shares will not be issued
       at a price lower than (i) the average closing
       price of the A Shares as quoted on the Shanghai
       Stock Exchange for 20 trading days immediately
       prior to the date on which the listing document
       in relation to the Possible A Share Placing
       is published; or (ii) the closing price of
       the A Shares as quoted on the Shanghai Stock
       Exchange on the last trading day immediately
       before such listing document is published,
       in any event, the issue price will not be less
       than the latest audited net asset value per
       Share

S.1.7  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the proceeds of the Possible A Share
       Placing will be used as capital of the Company
       to enhance the Company's overall financial
       efficiency and performance and/or as capital
       to invest in mergers and acquisitions projects
       that are (i) compatible with the Group's core
       businesses in the insurance, banking and asset
       management sectors and (ii) significantly beneficial
       to the Group's expansion strategies and operation
       efficiencies and (iii) permitted and approved
       by the relevant regulatory authorities

S.1.8  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the possible A Share Placing shall
       be valid for 12 months from the date of the
       Shareholders' approval

S.1.9  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Board and the respective lawful
       attorney of the Directors, to take any action
       and execute any document as it thinks necessary
       and fit to effect and implement the Possible
       A Share Placing including but not limited to
       (i) to handling the matters arising from the
       application for an approval of the CSRC for
       the Possible A Share Placing; (ii) to confirming
       and implementing the proposal of the Possible
       A Share Placing in accordance with resolutions
       passed at the EGM, A Shareholders Class Meeting
       and H Shareholders Class Meeting, including
       but not limited to, engaging the intermediaries
       for the Possible A Share Placing, determining
       the number of the Placing A Shares to be issued,
       the issue price, the timetable, the mechanisms
       and the target subscribers of Possible A Share
       Placing; (iii) to executing, making any amendments
       to, supplementing, submitting for approval
       or file and implementing any agreements and
       documents in relation to the Possible A Share
       Placing; (iv) to adjusting the proposal of
       the Possible A Share Placing in the event of
       a change in the CSRC's requirements for placing
       of A shares; (v) to handling the matters arising
       from the application for the listing of, and
       permission to deal in the Placing A Shares
       on the Shanghai Stock Exchange; (vi) to increase
       the registered capital of the Company and make
       necessary amendments to the Articles of Association
       of the Company as a result of the completion
       of the Possible A Share Placing and make necessary
       filings with the relevant administration authority
       of industry and commerce in this regard; and
       (vii) to the extent allowed by the applicable
       PRC laws and regulations, to do such other
       acts, take such steps which in their opinions
       may be necessary, desirable or expedient for
       the implementing and giving effect to the Possible
       A Share Placing

S.2.1  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: not more
       than RMB 41.2 billion [approximately HKD 44.36
       billion] through the issue of not more than
       412 million A Share Bonds, each subscriber
       of each A Share Bond will be granted a certain
       number of Warrants at no costs, the actual
       amount of the issue of the A Share Bonds and
       the number of Warrants to be granted to the
       subscribers of each A Share Bond will be determined
       by the board according to the prevailing market
       conditions at the time subject to the condition
       that the proceeds from the full conversion
       of the Warrants shall not be more than the
       principal amount of the issue of the Bonds

S.2.2  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: RMB100 [approximately
       HKD 107.66] per A Share Bond

S.2.3  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: Institutional
       and public investors [except for those restricted
       by the laws and regulations of the PRC] that
       have A Shares stock trading accounts with the
       Shanghai Stock Exchange

S.2.4  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the A Share
       Bonds with Warrants will be offered in the
       PRC, all existing A Shareholders will be given
       priority to subscribe for the A Share Bonds
       with Warrants, the amount of A Share Bonds
       with Warrants reserved for existing A Shareholders
       will be determined by the Board, the amount
       reserved for existing A Shareholders will be
       disclosed in the listing document to be issued
       by the Company in the PRC in respect of the
       issue of the A Share Bonds with Warrants

S.2.5  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the interest
       of the A Share Bonds will be payable annually,
       the interest rate and the basis of determination
       will be determined by the Board according to
       the prevailing market conditions after consultation
       with the A Share Bonds with Warrants Lead Underwriter,
       the interest rate and the detailed basis of
       determination will be disclosed in the listing
       document to be issued by the Company in respect
       of the issue of the A Share Bonds with Warrants

S.2.6  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: 6 years
       from the issue of the A Share Bonds

S.2.7  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the Company
       has the right to redeem the A Share Bonds within
       5 trading days after the maturity of the A
       Share Bonds at the issue price plus interest
       payable

S.2.8  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: in the event
       that the use of proceeds of the issue of the
       A Share Bonds with Warrants is in violation
       of the policy, rules or regulations of the
       CSRC, the Company may be required by the CSRC
       to change such use of proceeds, upon occurrence
       of which the holder of each A Shares Convertible
       Bonds will have the rights at such holder's
       option, to require the Company to redeem the
       holder's A Share Bonds at the issue price plus
       an interest payable

S.2.9  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the issue
       of the A Share Bonds with Warrants is not guaranteed

S2.10  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the term
       [i.e. the holding period] of the Warrants is
       12 months since the listing of the Warrants
       on the Shanghai Stock Exchange

S2.11  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the last
       5 trading days of the holding period of the
       Warrants

S2.12  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: 2 Warrants
       represent the conversation right to 1 A Share

S2.13  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the conversion
       price of the Warrants representing the conversation
       right to one A Share granted under the issue
       of the A Share Bonds with Warrants will not
       be lower than (i) the average closing price
       of the A Shares over the 20 trading days immediately
       preceding the date on which the listing document
       in respect of the issue of the A Share Bonds
       with Warrants is issued; and (ii) the closing
       price of the A Shares on the trading day immediately
       preceding the date on which the listing documents
       in respect of the date on which the listing
       document in respect of the issue of the A Share
       Bonds with Warrants is issued, the conversion
       price of the Warrants will be determined by
       the Board subject to the lower limited as stated
       above according to the prevailing market conditions
       at the time after consultation with the A Share
       Bonds with Warrants Lead Underwriter(s)

S2.14  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: during the
       term of the Warrants, in the event that the
       trading of A Shares is on ex-right or ex-dividend
       basis, the conversion price, and the conversion
       ratio of the Warrants will be adjusted accordingly:
       (1) When the trading of A Shares is on ex-rights
       basis, the conversion price and the conversion
       ratio of the Warrants will be adjusted according
       to as specified (2) When the trading of A Shares
       is on ex-dividend basis, the conversation ratio
       of the Warrants will remain unchanged, and
       the conversion price will be adjusted according
       to as specified

S2.15  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the proceeds
       of the issue of the A Share Bonds with Warrants
       will be used as capital of the Company to enhance
       the Company's overall financial efficiency
       and performance and/or as capital to invest
       in mergers and acquisitions projects that are
       (i) compatible with the Group's core businesses
       in the insurance, banking and asset management
       sectors; (ii) significantly beneficial to the
       Group's expansion strategies and operation
       efficiencies; and (iii) permitted and approved
       by the relevant regulatory authorities

S2.16  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the proposed
       issue of the A Share Bonds with Warrants shall
       be valid for 12 months from the date of the
       shareholders' approval

S2.17  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: authorize
       the Board and the respective lawful attorney
       of the Directors, to take any action and execute
       any document as it thinks necessary and fit
       to effect and implement the issue of the A
       Share Bonds with Warrants including but not
       limited to (i) to confirm and implement the
       terms of the issue, the proposal of the issue
       and the timetable of the issue, to the extent
       permitted by the applicable PRC laws and regulations
       and the Articles of Association of the Company,
       in accordance with the requirements of the
       CSRC; (ii) to adjust the size of the issue
       and the proposal of the issue in accordance
       with the applicable PRC laws and regulations,
       the requirements of the CSRC and the prevailing
       market conditions in the event of a change
       in the requirements for the issue of A share
       bonds with warrants or change in market conditions;(iii)
       to preparing, amending and submitting for approval,
       any document in relation to the application
       for an approval of the CSRC for issue in accordance
       the requirements of the CSRC; (iv) to execute,
       making any amendments to, supplementing, submitting
       for approval or filing and implementing any
       agreements and documents in relation to the
       issue [including but not limited to the underwriting
       agreements and any agreement in relation to
       the project relating to the use of proceeds
       of the issue]; (v) to handle the matters arising
       from the application for the listing of, and
       permission to deal in the A Share Bonds and
       the Warrants on the Shanghai Stock Exchange;
       (vi) to make necessary amendments to the Articles
       of Association of the Company when the conversion
       period of the Warrants starts and make necessary
       filings with the relevant administration authority
       of industry and commerce in this regard; and
       (vii) to engage the A Share Bonds with Warrants
       Underwriter(s) and other intermediaries and
       to handle any other matters in relation to
       the issue and the listing of the A Share Bonds
       with Warrants




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  701448501
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the issue of A Shares of RMB 1.00
       each

S.1.2  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the fulfilment of the conditions
       in respect of the Possible A Share Placing
       as specified, the aggregate number of A Shares
       to be issued and allotted shall not be more
       than 1,200,000,000 A Shares, the number of
       Placing A Shares to be issued will be determined
       by the Board after consultation with the A
       Share Placing Lead Underwriter(s) having regard
       to the then markets conditions

S.1.3  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Possible A Share shall adopt
       a combination of both off-line and on-line
       price consultation and application process;
       A Shareholders with his/her/its name registered
       on the register of members of A Shares as at
       closing of trading hours on the record day
       will be given pre-emption right in subscribing
       the Placing A Shares, the actual issue mechanism,
       proportion of pre-emption right will be determined
       by the Board after consultation with the A
       Share Placing Lead Underwriter(s) having regard
       to the then markets conditions

S.1.4  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the new A Shares under the Possible
       A Share Placing will be placed to institutional
       and public investors [except for those restricted
       by the laws and regulations of the PRC] that
       have A Shares stock trading accounts with the
       Shanghai Stock Exchange

S.1.5  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Board, upon obtaining the Specific
       Mandate, proceed to exercise the proposed Specific
       Mandate to issue new A Shares, the Company
       will apply to the CSRC for the listing of and
       permission to deal in all of the new A Shares
       to be issued and placed on the Shanghai Stock
       Exchange, the placing A Shares, when fully
       paid, will rank pari passu in all respects
       with the A Shares in issue at the time of issue
       and allotment of the Placing A Shares

S.1.6  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Placing A Shares will be issued
       in RMB; the Placing A Shares will not be issued
       at a price lower than (i) the average closing
       price of the A Shares as quoted on the Shanghai
       Stock Exchange for 20 trading days immediately
       prior to the date on which the listing document
       in relation to the Possible A Share Placing
       is published; or (ii) the closing price of
       the A Shares as quoted on the Shanghai Stock
       Exchange on the last trading day immediately
       before such listing document is published,
       in any event, the issue price will not be less
       than the latest audited net asset value per
       Share

S.1.7  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the proceeds of the Possible A Share
       Placing will be used as capital of the Company
       to enhance the Company's overall financial
       efficiency and performance and/or as capital
       to invest in mergers and acquisitions projects
       that are (i) compatible with the Group's core
       businesses in the insurance, banking and asset
       management sectors and (ii) significantly beneficial
       to the Group's expansion strategies and operation
       efficiencies and (iii) permitted and approved
       by the relevant regulatory authorities

S.1.8  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the possible A Share Placing shall
       be valid for 12 months from the date of the
       Shareholders' approval

S.1.9  Authorize the Board to allot, issue and deal              Mgmt          For                            For
       in the Placing A Share in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the Board and the respective lawful
       attorney of the Directors be authorized to
       take any action and execute any document as
       it thinks necessary and fit to effect and implement
       the Possible A Share Placing including but
       not limited to (i) to handling the matters
       arising from the application for an approval
       of the CSRC for the Possible A Share Placing;
       (ii) to confirming and implementing the proposal
       of the Possible A Share Placing in accordance
       with resolutions passed at the EGM, A Shareholders
       Class Meeting and H Shareholders Class Meeting,
       including but not limited to, engaging the
       intermediaries for the Possible A Share Placing,
       determining the number of the Placing A Shares
       to be issued, the issue price, the timetable,
       the mechanisms and the target subscribers of
       Possible A Share Placing; (iii) to executing,
       making any amendments to, supplementing, submitting
       for approval or file and implementing any agreements
       and documents in relation to the Possible A
       Share Placing; (iv) to adjusting the proposal
       of the Possible A Share Placing in the event
       of a change in the CSRC's requirements for
       placing of A shares; (v) to handling the matters
       arising from the application for the listing
       of, and permission to deal in the Placing A
       Shares on the Shanghai Stock Exchange; (vi)
       to increase the registered capital of the Company
       and make necessary amendments to the Articles
       of Association of the Company as a result of
       the completion of the Possible A Share Placing
       and make necessary filings with the relevant
       administration authority of industry and commerce
       in this regard; and (vii) to the extent allowed
       by the applicable PRC laws and regulations,
       to do such other acts, take such steps which
       in their opinions may be necessary, desirable
       or expedient for the implementing and giving
       effect to the Possible A Share Placing

S.2.1  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: not more
       than RMB 41.2 billion [approximately HKD 44.36
       billion] through the issue of not more than
       412 million A Share Bonds; each subscriber
       of each A Share Bond will be granted a certain
       number of Warrants at no costs, the actual
       amount of the issue of the A Share Bonds and
       the number of Warrants to be granted to the
       subscribers of each A Share Bond will be determined
       by the board according to the prevailing market
       conditions at the time subject to the condition
       that the proceeds from the full conversion
       of the Warrants shall not be more than the
       principal amount of the issue of the Bonds

S.2.2  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: RMB100 [approximately
       HKD 107.66] per A Share Bond

S.2.3  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: Institutional
       and public investors [except for those restricted
       by the laws and regulations of the PRC] that
       have A Shares stock trading accounts with the
       Shanghai Stock Exchange

S.2.4  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the A Share
       Bonds with Warrants will be offered in the
       PRC; all existing A Shareholders will be given
       priority to subscribe for the A Share Bonds
       with Warrants, the amount of A Share Bonds
       with Warrants reserved for existing A Shareholders
       will be determined by the Board, the amount
       reserved for existing A Shareholders will be
       disclosed in the listing document to be issued
       by the Company in the PRC in respect of the
       issue of the A Share Bonds with Warrants

S.2.5  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the interest
       of the A Share Bonds will be payable annually,
       the interest rate and the basis of determination
       will be determined by the Board according to
       the prevailing market conditions after consultation
       with the A Share Bonds with Warrants Lead Underwriter,
       the interest rate and the detailed basis of
       determination will be disclosed in the listing
       document to be issued by the Company in respect
       of the issue of the A Share Bonds with Warrants

S.2.6  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: 6 years
       from the issue of the A Share Bonds [Maturity]

S.2.7  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the Company
       has the right to redeem the A Share Bonds within
       5 trading days after the maturity of the A
       Share Bonds at the issue price plus interest
       payable

S.2.8  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: in the event
       that the use of proceeds of the issue of the
       A Share Bonds with Warrants is in violation
       of the policy, rules or regulations of the
       CSRC, the Company may be required by the CSRC
       to change such use of proceeds, upon occurrence
       of which the holder of each A Shares Convertible
       Bonds will have the rights at such holder's
       option, to require the Company to redeem the
       holder's A Share Bonds at the issue price plus
       an interest payable

S.2.9  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the issue
       of the A Share Bonds with Warrants is not guaranteed

S2.10  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the term
       [i.e. the holding period] of the Warrants is
       12 months since the listing of the Warrants
       on the Shanghai Stock Exchange

S2.11  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the last
       5 trading days of the holding period of the
       Warrants [Conversion Period]

S2.12  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: 2 Warrants
       represent the conversation right to one A Share

S2.13  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the conversion
       price of the Warrants representing the conversation
       right to one A Share granted under the issue
       of the A Share Bonds with Warrants will not
       be lower than (i) the average closing price
       of the A Shares over the 20 trading days immediately
       preceding the date on which the listing document
       in respect of the issue of the A Share Bonds
       with Warrants is issued; and (ii) the closing
       price of the A Shares on the trading day immediately
       preceding the date on which the listing documents
       in respect of the date on which the listing
       document in respect of the issue of the A Share
       Bonds with Warrants is issued, the conversion
       price of the Warrants will be determined by
       the Board subject to the lower limited as stated
       above according to the prevailing market conditions
       at the time after consultation with the A Share
       Bonds with Warrants Lead Underwriter(s)

S2.14  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: during the
       term of the Warrants, in the event that the
       trading of A Shares is on ex-right or ex-dividend
       basis, the conversion price, and the conversion
       ratio of the Warrants will be adjusted accordingly:
       (1) When the trading of A Shares is on ex-rights
       basis, the conversion price and the conversion
       ratio of the Warrants will be adjusted according
       to as specified (2) When the trading of A Shares
       is on ex-dividend basis, the conversation ratio
       of the Warrants will remain unchanged, and
       the conversion price will be adjusted according
       to as specified

S2.15  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the proceeds
       of the issue of the A Share Bonds with Warrants
       will be used as capital of the Company to enhance
       the Company's overall financial efficiency
       and performance and/or as capital to invest
       in mergers and acquisitions projects that are
       (i) compatible with the Group's core businesses
       in the insurance, banking and asset management
       sectors; (ii) significantly beneficial to the
       Group's expansion strategies and operation
       efficiencies; and (iii) permitted and approved
       by the relevant regulatory authorities

S2.16  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: the proposed
       issue of the A Share Bonds with Warrants shall
       be valid for 12 months from the date of the
       Shareholders' approval

S2.17  Approve, subject to the fulfillment of the conditions     Mgmt          For                            For
       in respect of the issue of A Share Bond with
       Warrants as set out in the Announcement, the
       issue of the A Share Bonds with Warrants on
       the following structure and terms: authorize
       the Board and the respective lawful attorney
       of the Directors to take any action and execute
       any document as it thinks necessary and fit
       to effect and implement the issue of the A
       Share Bonds with Warrants including but not
       limited to (i) to confirm and implement the
       terms of the issue, the proposal of the issue
       and the timetable of the issue, to the extent
       permitted by the applicable PRC laws and regulations
       and the Articles of Association of the Company,
       in accordance with the requirements of the
       CSRC; (ii) to adjust the size of the issue
       and the proposal of the issue in accordance
       with the applicable PRC laws and regulations,
       the requirements of the CSRC and the prevailing
       market conditions in the event of a change
       in the requirements for the issue of A share
       bonds with warrants or change in market conditions;(iii)
       to preparing, amending and submitting for approval,
       any document in relation to the application
       for an approval of the CSRC for issue in accordance
       the requirements of the CSRC; (iv) to execute,
       making any amendments to, supplementing, submitting
       for approval or filing and implementing any
       agreements and documents in relation to the
       issue [including but not limited to the underwriting
       agreements and any agreement in relation to
       the project relating to the use of proceeds
       of the issue]; (v) to handle the matters arising
       from the application for the listing of, and
       permission to deal in the A Share Bonds and
       the Warrants on the Shanghai Stock Exchange;
       (vi) to make necessary amendments to the Articles
       of Association of the Company when the conversion
       period of the Warrants starts and make necessary
       filings with the relevant administration authority
       of industry and commerce in this regard; and
       (vii) to engage the A Share Bonds with Warrants
       Underwriter(s) and other intermediaries and
       to handle any other matters in relation to
       the issue and the listing of the A Share Bonds
       with Warrants

3.     Approve the feasibility study report on the               Mgmt          Against                        Against
       use of proceeds of the Possible A Share Placing
       and the issue of the A Share Bonds with Warrants

4.     Approve, subject to the completion of the Possible        Mgmt          For                            For
       A Share Placing, the proposal that the existing
       shareholders and new shareholders pursuant
       to the Possible A Share Placing shall be entitled
       to receive any future distribution of the undistributed
       retained profits of the Company accrued before
       the completion of the Possible A Share Placing

5.     Approve the report on the use of proceeds of              Mgmt          Against                        Against
       the initial public offerings of A Shares of
       the Company

6.     Approve the proposal on the connected transaction         Mgmt          Against                        Against
       between the Company and the Bank of Communications.
       Co., Ltd.




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  701546650
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y69790106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456567 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the Board of Directors] for
       the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the annual report and its summary of              Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the report of the Auditors and audited            Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2007

5.     Approve the profit distribution Plan and the              Mgmt          For                            For
       recommendation for final dividend for the YE
       31 DEC 2007

6.     Re-appoint Ernst & Young Hua Ming as the PRC              Mgmt          For                            For
       Auditors and Ernst & Young as the International
       Auditors of the Company, to hold office until
       the conclusion of the next AGM and authorize
       the Board of Directors to fix their remuneration

7.     Approve the appointment of Mr. Clive Bannister            Mgmt          For                            For
       as a Non-Executive Director of the Company,
       to hold office until the expiration of the
       term of the current Board of Directors

8.     Receive the report on the performance of Independent      Mgmt          For                            For
       Non-Executive Directors

9.     Receive the report on the use of proceeds of              Mgmt          For                            For
       the funds raised previously

10.    Authorize the Company to provide guarantees               Mgmt          Against                        Against
       in respect of the liabilities of its subsidiaries
       form time to time provided: the aggregate amount
       of such guarantees shall not exceed 50% of
       the least audited net asset value of the Company
       from time to time; there shall be no upper
       limit to the amount of guarantee allocated
       to any one subsidiary of the Company with in
       the limit approved at the general meeting,
       provided that the amount of any one single
       guarantee shall not exceed 10% of the least
       audited net asset value of the Company; authorize
       the Executive Directors subject to limitation
       as specified and approve substantive details
       of such guarantees as specified

S.11   Authorize the Board of Directors, subject to              Mgmt          Against                        Against
       this resolution and in accordance with the
       relevant requirements of the Rules Governing
       the Listing securities on The Stock Exchange
       of Hong Kong Limited, the Articles of Association
       of the Company and applicable laws and regulations
       of the People's Republic of China, to allot,
       issue and deal with additional H shares of
       the Company or grants offers, agreements, options
       and rights of exchange conversion during the
       relevant period, not exceeding 20% of the nominal
       amount of H shares capital of the Company,
       otherwise pursuant to (i) a rights issue; (ii)any
       scrip dividend or similar arrangement providing
       for allotment of shares in lieu of the whole
       part of a dividend on shares of the Company,
       in accordance with the Articles of Association;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period with in which the next AGM of the
       Company is required by the Articles of association
       of the Company or other applicable laws to
       be held]; to make corresponding amendments
       to the Articles of Association of the Company
       as it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares as provided in this resolution

12.    Authorize the Chairman and the Secretary of               Mgmt          Against                        Against
       the Board of Directors of the Company to renew
       annually thereafter the liability insurance
       for the Company's Directors, Supervisors and
       Senior Management on the basis that the insurance
       coverage remains substantially unchanged and
       the insured sum does not make exceed the original
       amount and to execute all necessary legal documents
       and to make appropriate disclosure if necessary




--------------------------------------------------------------------------------------------------------------------------
 POSCO, POHANG                                                                               Agenda Number:  701452031
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y70750115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Feb-2008
        ISIN:  KR7005490008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the appropriation of income and annual            Mgmt          For                            For
       Dividend of KRW 10,000 per share

2.1    Elect Mr. Ahn Chul-Su [Charles] as an Independent         Mgmt          For                            For
       Non-Executive Director

2.2.1  Elect Mr. Sun Wook as an Independent Non-Executive        Mgmt          For                            For
       Director and Audit Committee Member

2.2.2  Elect Mr. Park Sang-Yong as an Independent Non-Executive  Mgmt          For                            For
       Director and Audit Committee Member

2.3    Elect Mr. Choi Jong-Tae as an Executive Director          Mgmt          For                            For

3.     Approve the remuneration of Executive Directors           Mgmt          For                            For
       and Independent Non-Executive Directors




--------------------------------------------------------------------------------------------------------------------------
 PRESIDENT CHAIN STORE CORP                                                                  Agenda Number:  701280252
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7082T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2007
        ISIN:  TW0002912003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR aFINIa
       HOLDS MORE THAN 300,000 SHARES aINCLUSIVEa,
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON/AGENT
       OTHER THAN ITSELF TO PERFORM THE VOTING. THE
       APPOINTMENT LETTER ISSUED TO THE OTHER PERSON/AGENT
       BY THE LOCAL AGENT OR REPRESENTATIVE MUST CLEARLY
       INDICATE THE FINI S VOTING INSTRUCTION FOR
       EACH ITEM IN THE AGENDA. FURTHERMORE, IF THE
       AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE. OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS  ABSTAIN . A RECOMMENDED LIST
       OF DIRECTORS/SUPERVISORS MAY BE GIVEN BY THE
       COMPANY UPON REQUEST. ACCORDING TO ARTICLE
       172-1 OF COMPANY LAW, SHAREHOLDERaSa, WHO HOLDS
       1% OR MORE OF THE TOTAL OUTSTANDING SHARES
       OF A COMPANY MAY MAKE WRITTEN PROPOSAL TO THE
       COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDERS
       MEETING. SUCH PROPOSAL MAY ONLY CONTAIN ONE
       MATTER AND LIMITED TO 300 WORDS. A PROPOSAL
       CONTAINING MORE THAN ONE MATTER AND/OR OVER
       300 WORDS SHALL NOT BE INCORPORATED INTO THE
       AGENDA. IN CONNECTION, THE COMPANY SHALL GIVE
       A PUBLIC NOTICE ON TO WHICH PLACE AND THE DEADLINE
       FOR SHAREHOLDERS TO SUBMIT SUCH PROPOSALS.
       FURTHERMORE, THE SHAREHOLDER WHO HAS SUBMITTED
       A WRITTEN PROPOSAL SHALL ATTEND, IN PERSON
       OR BY A PROXY, THE REGULAR SHAREHOLDERS  MEETING
       WHEREAT SUCH PROPOSAL IS TO BE DISCUSSED AND
       SHALL TAKE PART IN DISCUSSING IN THE MEETING.
       THANK YOU.

1.1    Receive the report on business operation result           Mgmt          No vote
       of FY 2006

1.2    Receive the Supervisors review financial reports          Mgmt          No vote
       of FY 2006

1.3    Receive the report of the status of investment            Mgmt          No vote
       in Mainland China

1.4    Receive the report for the amendment of Board             Mgmt          No vote
       of Directors  meeting rules

1.5    Others                                                    Non-Voting

2.1    Ratify the financial reports of FY 2006                   Mgmt          No vote

2.2    Ratify the net profit allocation of FY 2006,              Mgmt          No vote
       cash dividend: TWD 3.5 per share

2.3    Amend Articles of Incorporation                           Mgmt          No vote

2.4    Amend the process procedures of lending funds             Mgmt          No vote
       to others

2.5    Amend the process procedures for acquisition              Mgmt          No vote
       and disposal of asset

2.6    Approve to relieve the restrictions on the Directors      Mgmt          No vote
       acting as the Directors of others Companies

2.7    Others                                                    Non-Voting

3.     Others and extraordinary proposals                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PRESIDENT CHAIN STORE CORP                                                                  Agenda Number:  701597190
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7082T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0002912003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 480370 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The status of joint-venture in People's Republic          Non-Voting
       of China

A.4    The 2007 asset impairments                                Non-Voting

A.5    The revision to the rules of the Board Meeting            Non-Voting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          For                            For
       TWD 3.2 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Elect the Supervisors                                     Mgmt          For                            For

B.5    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701107864
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Dec-2006
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acceleration on the settlement of             Mgmt          No vote
       Non Performing Loan of PT Bank Mandiri TBK

2.     Amend the Articles of Association of PT Bank              Mgmt          No vote
       Mandiri TBK




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701220155
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2007
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and ratify the consolidated     Mgmt          No vote
       financial report of the Company, the annual
       report of the Partnership Program and environmental
       and grant discharge to the Director and the
       Commissioners of all acts an Supervisory

2.     Approve to determine the profit                           Mgmt          No vote

3.     Appoint Public Accountant for the year 2007               Mgmt          No vote

4.     Approve to determine the salary for the Directors         Mgmt          No vote
       and honorarium for the Commissioners

5.     Approve to increase the pension benefit                   Mgmt          No vote

6.     Appoint the Independent of Commissioners                  Mgmt          No vote

7.     Others                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PT BANK NIAGA TBK                                                                           Agenda Number:  701102725
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71193158                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2006
        ISIN:  ID1000098007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 347571 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to restructure the Company s Board of             Mgmt          No vote
       Directors

2.     Others, Company s Independent Commissioners               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PT BANK NIAGA TBK                                                                           Agenda Number:  701332253
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71193158                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Aug-2007
        ISIN:  ID1000098007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       386014 DUE TO CHANGE IN THE MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the Company's Plan to sell all of the             Mgmt          No vote
       Company's shares at PT Niaga Asset Management
       to CIMB Principal Asset Management Berhad and
       PT Commerce Kapital which is conflict of interest




--------------------------------------------------------------------------------------------------------------------------
 PT BANK NIAGA TBK                                                                           Agenda Number:  701337594
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71193158                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Sep-2007
        ISIN:  ID1000098007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to change the composition of the Members          Mgmt          For                            For
       of Commissioners Board

2.     Approve to change the regulation on pension               Mgmt          For                            For
       fund with respect to the increase of pension
       benefit




--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RESOURCES TBK                                                                       Agenda Number:  701540571
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7122M110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revise the purchase price of takeover          Mgmt          For                            For
       transaction, through its wholly owned subsidiary,
       Calipso Investment Pte, LTD, a Company incorporated
       under the laws of Singapore over Herald Resource
       Limited [HR] shares, a Company incorporated
       in Australia and listed in Australian Stock
       Exchange, according to Australian Capital Market
       Regulations




--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RESOURCES TBK                                                                       Agenda Number:  701579382
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7122M110                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the Company's performance report 2007             Mgmt          For                            For

A.2    Ratify the financial statement 2007                       Mgmt          For                            For

A.3    Approve the Profit allocation                             Mgmt          For                            For

A.4    Appoint the Public Accountant for financial               Mgmt          For                            For
       report 2008

A.5    Approve the bonus and remuneration to the Board           Mgmt          For                            For
       of Director and Commissioner

E.1    Approve to change the Articles of Association             Mgmt          For                            For
       to comply with the UU No. 40 th 2007

E.2    Grant authority to buy back Company's share               Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING AND TEXT OF RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT UNITED TRACTORS TBK                                                                      Agenda Number:  701219025
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7146Y140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2007
        ISIN:  ID1000058407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and rafity the Company          Mgmt          No vote
       s financial statement for book year 2006

2.     Approve the utilization of the Company s profit           Mgmt          No vote

3.     Appoint the Board of Commissioners and the Board          Mgmt          No vote
       of Directors and approve to determine salary
       for the Board of Directors and determine honorarium
       for the Board of Commissioners

4.     Appoint the Public Accountant to the audit Company        Mgmt          No vote
       s financial report for book year 2007 and authorize
       the Board of Directors and the President of
       Commissioner to determine their honorarium




--------------------------------------------------------------------------------------------------------------------------
 PT UNITED TRACTORS TBK                                                                      Agenda Number:  701572629
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7146Y140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  ID1000058407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annula report and financial statement         Mgmt          For                            For
       for the book years 2007

2.     Approve the profit allocation of the Company              Mgmt          For                            For

3.     Appoint public accountant and give authority              Mgmt          For                            For
       to Director and president of commissioner Company
       to determine honorarium for the book years
       2008

4.     Amend the Article Association of Company as               Mgmt          For                            For
       refer to Government regulation No 40 years
       2007




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDS LTD                                                                           Agenda Number:  701593786
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y72596102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 470195 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2008, the profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and Auditors thereon

2.     Approve Dividend of INR 13.00 Per Share                   Mgmt          For                            For

3.1    Re-appoint Mr. R.H. Ambani as a Director                  Mgmt          For                            For

3.2    Re-appoint Mr. S. Venkitaramanan as a Director            Mgmt          For                            For

3.3    Re-appoint Mr. A. Misra as a Director                     Mgmt          For                            For

3.4    Re- appoint Mr. N.R. Meswani as a Director                Mgmt          For                            For

4.     Appoint Messrs. Chaturvedi and Shah, Chartered            Mgmt          For                            For
       Accountants, M/s. Deloitte Haskins and Sells,
       Chartered Accountants, and M/s. Rajendra and
       Company, Chartered Accountants, as the Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM of the Company on such remuneration as
       shall be fixed by the Board of Directors

5.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309 and 317 read with Schedule
       XIII and all other applicable provisions, if
       any, of the Companies Act 1956 or any statutory
       modification(s) or re-enactment thereof, Re-appoint
       Shri Mukesh D. Ambani, as a Managing Director
       of the Company, for a period of 5 years with
       effect from 19 APR 2009, on the terms and conditions
       including remuneration as specified, the Board
       of Directors [hereinafter referred to as the
       Board which term shall be deemed to include
       any Committee of the Board constituted to exercise
       its powers, including the powers conferred
       by this Resolution] to alter and vary the terms
       and conditions and/or remuneration, subject
       to the same not exceeding the limits specified
       under Schedule XIII to the Companies Act, 1956
       or any statutory modification(s) or re-enactment
       thereof; and authorize the Board to take all
       such steps as may be necessary, proper or expedient
       to give to this Resolution

6.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309 and 317 read with Schedule
       XIII and all other applicable provisions, if
       any, of the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof, Re-appoint
       Shri Nikhil R. Meswani, as a Whole-time Director,
       designated as Executive Director of the Company,
       for a period of 5 years with effect from 01
       JUL 2008, on the terms and conditions including
       remuneration as specified, the Board of Directors
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       of the Board constituted to exercise its powers,
       including the powers conferred by this Resolution]
       to alter and vary the terms and conditions
       and I or remuneration, subject to the same
       not exceeding the limits specified under Schedule
       XIII to the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof; and
       authorize the Board to take all such steps
       as may be necessary proper or expedient to
       give to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRS LTD                                                                         Agenda Number:  701479025
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y74718100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement, 39th income              Mgmt          For                            For
       statement, balance sheet, proposed disposition
       of retained earning, appropriation of income
       and YE dividends of KRW 7,500 per common share

2.     Approve the limit of remuneration for the Executive       Mgmt          For                            For
       [Inside] Directors and Independent Non-Executive
       [Outside] Directors




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL                                               Agenda Number:  701593255
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7473H108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KR7000810002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s)                        Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          For                            For

3.     Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701062503
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Oct-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.S.1  Authorize the Directors of the Company, in terms          Mgmt          No vote
       of Section 85(2) of the Companies Act, 1973
       (Act 61 of 1973), as amended  Act , the Listings
       Requirements of the JSE Limited  JSE  and the
       Article 5 of the Company s Articles of Association,
       to purchase 60,111,477 ordinary no par value
       shares in the issued ordinary share capital
       of the Company from Sasol Investment Company
       Proprietary  Limited at the closing price
       of a Sasol ordinary share on the JSE on the
       business day prior to the registration of this
       Special Resolution with the Registrar of Companies

2.S.2  Authorize the Directors of the Company, in terms          Mgmt          No vote
       of the authority granted in the Articles of
       Association of the Company, to approve and
       implement the purchase by the Company, or by
       any of its subsidiaries, of the Company s ordinary
       shares, upon such terms and conditions and
       in such amounts as the Directors of the Company
       and, in the case of an acquisition by a subsidiary(ies),
       the Directors of the subsidiary(ies)  may from
       time to time decide, subject to the provisions
       of the Act and the Listings Requirements of
       the JSE, provided: that any repurchase of shares
       in terms of this authority be effected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between the Company and the
       counter-party; that at any point in time, only
       one agent will be appointed to effect the repurchases
       on behalf of the Company; that the repurchase
       may only be effected, after the repurchase,
       the Company still complies with the minimum
       spread requirements stipulated in the Listings
       Requirements of the JSE; that the acquisition
       of shares in anyone FY be limited to 10% of
       the issued share capital of the Company as
       at the beginning of the FY, provided that any
       subsidiary(ies) may acquire shares to a maximum
       of 10% in the aggregate of the shares of the
       Company; that any acquisition of shares in
       terms of this authority may not be made at
       a price greater than 10% above the weighted
       average market value of the shares over the
       5 business days immediately preceding the date
       on which the acquisition is effected; that
       the repurchase of shares may not be effected
       during a prohibited period, as defined in the
       Listings Requirements of the JSE; that an announcement
       containing full details of the acquisitions
       of shares will be published as soon as the
       Company and/or its subsidiary(ies) has/have
       acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this Special Resolution is considered and,
       if approved, passed, and for each 3%, in aggregate,
       of the aforesaid initial number acquired thereafter;
       Authority expires earlier of the conclusion
       of the next AGM of the Company or 15 months

3.O.1  Authorize any Director or the Secretary of the            Mgmt          No vote
       Company to do all such things and sign all
       such documents as are necessary to give effect
       to Special Resolution 1 and 2

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND DETAILED AGENDA. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701096100
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          No vote
       of the Company and of the Group for the YE
       30 JUN 2006, together with the reports of the
       Directors and the Auditors

2.1    Re-elect Mr. E. Le R. Bradley as a Director,              Mgmt          No vote
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.2    Re-elect Mr. B. P. Connellan as a Director,               Mgmt          No vote
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.3    Re-elect Mr. P. V. Cox as a Director, who retires         Mgmt          No vote
       in terms of Articles 75(d) and 75(e) of the
       Company s Articles of Association

2.4    Re-elect Mr. L. P. A. Davies as a Director,               Mgmt          No vote
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.5    Re-elect Mr. M. S. V. Gantsho as a Director,              Mgmt          No vote
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.6    Re-elect Mr. J. E. Schrempp as a Director, who            Mgmt          No vote
       retires in terms of Articles 75(d) and 75(e)
       of the Company s Articles of Association

3.1    Re-elect Mr. H. G. Dijkgraaf as a Director,               Mgmt          No vote
       who retires in terms of Article 75(h) of the
       Company s Articles of Association

3.2    Re-elect Mr. A. M. Mokaba as a Director, who              Mgmt          No vote
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.3    Re-elect Mr. T. S. Munday as a Director, who              Mgmt          No vote
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.4    Re-elect Mr. T. H. Nyasulu as a Director, who             Mgmt          No vote
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.5    Re-elect Mr. K. C. Ramon as a Director, who               Mgmt          No vote
       retires in terms of Article 75(h) of the Company
       s Articles of Association

4.     Re-appoint KPMG, Inc as the Auditors                      Mgmt          No vote

5.S.1  Authorize the Directors of the Company to approve         Mgmt          No vote
       the purchase by the Company, or by any of its
       subsidiaries of the Company s share, limited
       to a maximum of 10% of the Company s issued
       share capital of the shares in the applicable
       class at the time;  Authority expires at the
       next AGM of the Company

6.O.1  Approve the revised annual fees payable by the            Mgmt          No vote
       Company or subsidiaries of the Company to the
       Non-Executive Directors of the Company with
       effect from 01 JUL 2006

7.     Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE RECORD DATE AND A NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701397970
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       of the Company and of the Group for the YE
       30 JUN 2007, together with the reports of the
       Directors and the Auditors

2.1    Re-elect Mr. E. Le R. Bradley as a Director,              Mgmt          Against                        Against
       who retires in terms of Articles 75(d) and
       75(e) of the Company's Articles of Association

2.2    Re-elect Mr. V.N. Fakude as a Director, who               Mgmt          For                            For
       retires in terms of Articles 75(d) and 75(e)
       of the Company's Articles of Association

2.3    Re-elect Mr. A. Jain as a Director, who retires           Mgmt          Against                        Against
       in terms of Articles 75(d) and 75(e) of the
       Company's Articles of Association

2.4    Re-elect Mr. I.N. Mkhize as a Director, who               Mgmt          For                            For
       retires in terms of Articles 75(d) and 75(e)
       of the Company's Articles of Association

2.5    Re-elect Mr. S. Montsi as a Director, who retires         Mgmt          For                            For
       in terms of Articles 75(d) and 75(e) of the
       Company's Articles of Association

3.     Re-elect Mr. T.A. Wixley as a Director, who               Mgmt          For                            For
       retires in terms of Article 75(h) of the Company's
       Articles of Association

4.     Re-appoint KPMG, Inc as the Auditors                      Mgmt          For                            For

5.S.1  Adopt to replace the Afrikaans version as the             Mgmt          For                            For
       official version of the Memorandum and the
       Articles of Association of the Company, with
       effect from the date of the adoption of this
       resolution

6.S.2  Amend the Article 143A of the Articles of Association     Mgmt          For                            For
       [which have been adopted in terms of special
       resolution number 1], as specified

7.S.3  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of the authority granted in Article 36(a) of
       the Articles of Association of the Company,
       to approve the purchased by the Company or
       by any of its subsidiaries of the Company's
       shares, subject to the provisions of the Companies
       Act of 1973, as amended, and subject to the
       rules and the requirements of the JSE Listing
       Requirements [Listing Requirements], as amended,
       provided that, any repurchases of shares in
       terms of this authority would be effected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between the Company and the
       counter-party, such repurchases being effected
       by only one appointed agent of the Company
       at any point in time and may only be effected
       if after the repurchase the Company still complies
       with the minimum spread requirements of the
       JSE; the general authority shall be limited
       to a maximum of 10% of the Company's issued
       share capital of the shares in the applicable
       class at the time that the authority is granted,
       at the maximum permitted discount of 10% of
       the weighted average of the market value of
       the share for the 5 days prior to the date
       that the price of the issue is determined by
       the Directors, the repurchase of shares may
       only be effected during a prohibited period,
       as specified, if the JSE amends the Listing
       Requirements to allow repurchases of shares
       during a prohibited period or if authorized
       to do so by the JSE; such details as may be
       required in terms of the Listing Requirements
       of the JSE be announced when the Company or
       its subsidiaries have cumulatively repurchased
       3% of the shares in issue at the time the authority
       was given; and the general authority may be
       varied or revoked by special resolution, prior
       to the next AGM of the Company; [Authority
       expires the earlier of the next AGM of the
       Company, or 15 months]

8.O.1  Approve to revise the annual emoluments payable           Mgmt          For                            For
       by the Company or subsidiaries of the Company
       [as specified] to the Non-Executive Directors
       of the Company with effect from 01 JUL 2007
       as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701555736
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.s.1  Amend the Articles of Association of the Company;         Mgmt          For                            For
       by inserting of 3 new Article, namely Articles
       1[1] [V] 160 and 161 as specified

2.S.2  Approve, special resolution number 1, contained           Mgmt          For                            For
       in the Notice also containing this resolution,
       28,385,645 of the 1,175,000,000 authorized
       but unissued ordinary shares of no par value
       in the capital of the Company are converted
       into 28,385,646 Sasol Preferred Ordinary Shares
       of no par value, having the rights privileges
       and conditions contained in the new Article
       160 of the Company's Articles

3.S.3  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolution number 1 contained in
       the notice also containing this resolution,
       18,923,764, authorized but unissued ordinary
       shares of no par value in the capital of the
       Company are converted into 18,923,764, Sasol
       BEE ordinary shares of no par value, having
       the rights, privileges and conditions contained
       in the new Article 161 of the Company's Articles

4.S.4  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolutions Numbers 2 and 3 contained
       in the notice also containing this resolution,
       the existing Clause 10(b) of the Company's
       Memorandum of Association [Memorandum] is deleted
       and replaced with the following paragraph;
       (b) the number of ordinary shares without par
       value is: 1,127,690, 590 ordinary shares of
       no par value; 28,385,646 ordinary shares of
       no par value; 18,923,764 Sasol BEE ordinary
       shares of no par value

5.O.1  Approve, to place 1,892,376 ordinary shares               Mgmt          For                            For
       in the authorized but unissued share capital
       of the Company [the Management Trust Share
       Allocation] under the control of the Directors
       of the Company as a specific authority under
       Sections 221 and 222 of the Companies Act subject
       to the JSE listings Requirements to allot and
       issue to the Trustees of the Sasol Inzalo Management
       Trust [the Management Trust] for a cash consideration
       of 0,01 [one cent] per-ordinary share, of which
       Management Trust the following will be beneficiaries
       to the extent indicated as specified

6.S.5  Authorize, subject to the passing of ordinary             Mgmt          For                            For
       resolution number 1 contained In the Notice
       also containing this resolution, the Company
       to issue the Management Trust Share Allocation
       in ordinary resolution Number 1 at 0,01 [1%]
       per share to the Trustees of the Sarol Inzalo
       Management Trust [the Management Trust] which
       is a price lower than the amount arrived at
       dividing that part of the stilled capital contributed
       by already issued shares of that class, by
       the number of issued shares of that class,
       namely 6,34

7.S.6  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolution Number 5 and the passing
       of ordinary resolution number 1 contained in
       the Notice also containing this resolution,
       the issue by the Company of the Management
       Trust Share Allocation in ordinary resolution
       Number 1 to the Trustees of the Management
       Trust, of which Mr. Kandimathie Christine Ramon
       may be a beneficiary with a vested right in
       respect of 25,000 ordinary shares, in accordance
       with the terms of the trust deed of the Management
       Trust, tabled at the meeting and initialed
       by the Chairperson for identification [the
       Management Trust Deed]

8.S.7  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolution Number 5 and the passing
       of ordinary resolution number 1 contained in
       the notice also containing this resolution,
       the issue by the Company of the Management
       Trust share allocation in ordinary resolution
       number 1 to the Trustees of the Management
       Trust of which  Mr.Anthony Madimetja Mokaba
       may be a beneficiary with a vested right in
       respect of 25,000 ordinary shares, in accordance
       with the terms of the Management Trust Deed

9.S.8  Approve, that, subject to the passing and registration    Mgmt          For                            For
       of special resolution Number 5 and the passing
       of ordinary resolution Number 1 contained in
       the notice also containing this resolution,
       the issue by the Company of the Management
       Trust Share allocation in ordinary resolution
       Number 1 to the Trustees of the Management
       Trust, of which Mr. Victoria Nolitha Fakude
       may be a beneficiary with a vested right in
       respect of 25,000 ordinary shares in accordance
       with the terms of the Management Trust Deed

10S.9  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolution Number 5 and the passing
       of ordinary resolution Number 1 contained in
       the notice also containing this  resolution,
       the issue by the Company of the Management
       Trust Share Allocation in ordinary resolution
       Number 1 to the Trustees of Management Trust
       in which future Black Managers, other than
       Black Executive Directors, who are employed
       by a Member of the Sasol Group at the time
       when the Management Trust issues invitations
       to potential beneficiaries and who are identified
       by the Compensation Committee of the Company,
       who will, if they become beneficiaries, have
       vested rights in the aggregate in respect of
       such number of ordinary shares as may be identified
       by the Compensation Committee of the Company
       in accordance with the terms of the Management
       Trust Deed

11S10  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolution Number 5 and the passing
       of ordinary resolution number 1 contained in
       the notice also containing this resolution,
       the issue by the Company of the Management
       Trust Share Allocation in ordinary resolution
       Number 1 to the Trustees of Management Trust,
       in which future Black Managers who may be employed
       by a Member of the Sasol Group, including those
       at the level of Sasol Group Management and
       Black Executive Directors, identified by the
       Compensation Committee of the Company, as potential
       beneficiaries of the Management Trust who will,
       if they become beneficiaries, have vested rights
       in respect of such number of ordinary shares
       as may be identified by the Compensation Committee
       of the Company, in accordance with the terms.
       of the Management Trust Deed

12S11  Authorize, subject to the passing and registration        Mgmt          For                            For
       of special resolutions Numbers 5 through to
       10 and the passing of ordinary resolution number
       1 contained in the Notice also containing this
       resolution, the Company [without the retention
       by the shareholders of the right to amend or
       revoke this special resolution in a manner
       which would place the Company in breach of
       any contractual obligations which it concludes
       or has concluded in anticipation of obtaining
       this authority] as a specific authority in
       terms of Section 85 of the Companies Act and
       subject to the JSE listings Requirements, to
       repurchase ordinary shares in the issue share
       capital of the Company, from the Trustees of
       the Management Trust in, accordance with the
       provisions of the Management Trust Deed, and
       Section 5.69 of the JSE Listings Requirements
       namely: authorization is given thereto by the
       Company's  Articles of Association as specified

13O.2  Approve to place 23,339,310, ordinary shares              Mgmt          For                            For
       in the authorized but unissued share capital
       of the Company [the Employee Trust Share Allocation]
       under the control of the Directors of the Company
       as a specific authority  under Sections 221
       and 222 of the Companies Act and subject to
       the] JSE Listings Requirements to allot and
       issue to the Trustees of the Sasol lnzalo Employee
       Trust [Employee Trust] for a cash consideration
       of 0,01 [one cent] per ordinary share, in accordance
       with the provisions of the trust deed of the
       Employee Trust, tabled at the meeting and initialled
       by the chairperson for identification

14S12  Authorize, that subject to the passing of ordinary        Mgmt          For                            For
       resolution number 2 contained in rile notice
       also containing this resolution, the Company
       to issue the Employee Trust share Allocation
       approved in ordinary resolution number 2 at
       0.01 (one cent) per share to the Trust of he
       Sasol lnzalo Employee Trust [Employee Trust]
       which is a price lower than the amount arrived
       at dividing that part of the staled capital
       contributes by already issued shares of that
       class; by the number of issued share of that
       class, namely 6,34

15S13  Approve, the subject to the passing and registration      Mgmt          For                            For
       of special resolution number l2 and the passing
       of ordinary resolution number 2 contained in
       the Notice also containing this resolution,
       the issue by the Company of the Employee Trust
       Share allocation approved in ordinary resolution
       number 2 to the Trustees of the Employee Trust
       in which managing who are employed by a Member
       of the Sasol Group at the time when the Employee
       Trust issues facilitations to potential beneficiaries
       and who are identified by the Compensation
       Committee of the Company for the purposes of
       this resolution With, if they become beneficiaries
       have vested right in the 850 ordinary shares
       in accordance with the terms of the trust deed
       of the Employee Trust; cabled at the meeting
       and initialled by the Chairperson for identification
       [the Employee Trust deed] is approved

16S14  Approve, that, subject to the passing and registration    Mgmt          For                            For
       of special resolution number 12 and the Passing
       of ordinary resolution number 2 contained in
       the Notice also Containing this resolution,
       the issue by the Company of the Employee Trust
       share allocation approved in ordinary resolution
       number 2 to the Trustees of the Employee Trust,
       in which future Managers who may be employed
       by a member of the Sasol Group identified by
       the Compensation Committee of the Company,
       as potential beneficiaries of the Employee
       Trust will if they become beneficiaries, have
       vested rights in respect of a maximum of 850
       ordinary shares, in accordance with the terms
       of the Employee Trust Deed

17S15  Authorize, subject to the passing and registration        Mgmt          For                            For
       of special resolution number 12 and the passing
       of ordinary resolution number 2 contained in
       the Notice also containing this resolution,
       the Company [without the retention by the shareholders
       of the right to amend or revoke this special
       resolution in a manner which would place the
       Company in breach of any contractual obligations
       which it concludes or has concluded in anticipation
       of obtaining this authority] as it specific
       authority in terms of section 85 of the Companies
       Act and subject to the JSE Listings Requirements,
       to repurchase ordinary shares in the issued
       share capital of the Company, from the Trustees
       of the Employee Trust in accordance with the
       provisions of the trust deed of the Employee
       Trust Deed, and Section 5.09 of the JSE Listings
       Requirements namely: authorization is given
       thereto by the Company's Articles of Association
       as specified

18O.3  Approve to place 9,461,882 ordinary shares in             Mgmt          For                            For
       the authorized but unissued share capital of
       the Company [the Foundation Share Allocation]
       under the control of the Directors of the Company
       as a specific authority under Sections 221
       and 222 of the Companies Act and subject to
       the JSE listings Requirements to allot and
       issue to the Trustees of the Sesol Inzalo Foundation
       for cash consideration of 0,01 per ordinary
       share, in accordance with the provisions of
       the trust deed of the foundation, tabled at
       the meeting and initialed by the Chairperson
       for identification as specified

19S16  Authorize, subject to the passing of ordinary             Mgmt          For                            For
       resolution 3 contained in the Notice also containing
       this resolution, the Company to issue the Foundation
       Shilre Aliocation approved in ordinary resolution
       3 at 0,01 (one cent) per share to the Trustees
       of the Silsol Inzalo Foundation [Foundation]
       which is a price lower than the amount arrived
       at by dividing that part of the stated capital
       contributed by already issued shares of that
       class, namely R6,34 as specified

20S17  Authorize, subject to the passing and registration        Mgmt          For                            For
       of special resolution 16 and the passing of
       ordinary resolution 3 contained in the Notice
       also containing this resolution, the Company
       [without the retention by the shareholders
       of the right to amend or revoke this special
       resolution in a manner which would place the
       Company in breach of any contractual obligations
       which it concludes or has concluded in anticipation
       of obtaining this authority] as specific authority
       in terms of Section 85 of the Companies Act
       and subject to the JSE listing requirements,
       to repurchase ordinary shares in the issued
       share capital of the Company, from the Trustees
       of the Foundation in accordance with the provisions
       of the trust deed of the foundation tabled
       at the meeting and initialed by the Chairperson
       for identification, and Section 5.69 of the
       JSE Listing requirements namely as specified

21O.4  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolutions 1, 2 and 4 contained
       in the Notice also containing this resolution,
       to palce 9,461,882 Sasol Preferred Ordinary
       shares in the authorized but unissued share
       capital of the Company under the control of
       the Directors of the Company as a specific
       authority under Sections 221 and 222 of the
       Companies Act subject to the JSE Listing Requirements,
       to allot and issue to Sasol Inzalo Groups Funding
       limited for a cash consideration of 366 as
       specified

22S18  Authorize subject to the passing and registration         Mgmt          For                            For
       of special resolution 2 and the passing of
       ordinary resolution 4 contained in the Notice
       also containing this resolution, the Company
       to give financial assistance, in terms of Section
       38(2A) of the Companies Act to Sasol Inzalo
       Groups Funding limited on the basis of the
       agreements tabled at the meeting and initialed
       by the Chairperson for identification and which
       will be available to the shareholders for their
       perusal in the form of as specified and the
       Company will be able to pay its debts as they
       become due in the ordinary course of the business
       subsequent to providing the financial assistance
       referred to above, for the duration of the
       transactions contemplated in the agreements;
       and subsequent to the transaction contemplated
       in the agreements providing the financial assistance
       referred to above, the consolidated assets
       fairly valued of the Company will be in excess
       of the consolidated liabilities of the Company
       for this purpose the assets and liabilities
       have been recognized and measured in accordance
       with the accounting policies used in the Company's
       latest audited consolidated annual financial
       statements, furthermore, for this purpose contingent
       liabilities have been accounted for as required
       in terms of Section 38(2B) of the Companies
       Act

23S19  Approve, that subject to the passing and registration     Mgmt          For                            For
       of special resolutions 2 and 18 and the passing
       of ordinary resolution 4 contained in the Notice
       also containing this resolution, the granting
       of financial assistance by the Company to the
       Sasol Inzalo Groups Facilitation Trust [Groups
       Facilitation Trust] is approved in accordance
       with section 38(2A) of the Companies Act to
       enable the Groups Facilitation Trust to: 1)
       subscribe for; and/or 2) acquire, any ordinary
       shares in Sasol Inzalo Groups Limited [Groups
       Invest Co] as provided in terms of the Governing
       Agreement between the Company, Groups Fund
       Co and Groups Invest Co dated 07 APR 2008,
       tabled at the meeting and initialled by the
       Chairperson for identification purposes, on
       tile basis that such financial assistance will
       be made available by the Company to the Groups
       Facilitation Trust by way of loans by the Company
       or by the Company procuring that a third party
       makes loans to the Groups Facilitation Trust
       which are guaranteed by the Company; the Company
       will decide at the relevant rime whether to
       make such financial assistance available on
       an interest free or market related basis, particularly
       having regard to the fact that the Foundation
       is the sole beneficiary of the Groups Facilitation
       Trust; the reason for special resolution 19
       is to obtain the relevant approval of the shareholders
       of the Company in terms of Section 38(2A) of
       the Companies Act in respect of the financial
       assistance given by the Company to Groups Facilitation
       Trust in connection with the subscription for
       shares in the Company's share capital; the
       effect of special resolution 19 is that the
       Company will be authorized to give financial
       assistance in terms of Section 38(2A) or the
       Companies Act

24O.5  Approve, subject to the passing and registration          Mgmt          For                            For
       of special resolutions 1, 3 and 4 contained
       in the notice also containing this resolution,
       to place 18,923,764 Sasol BEE Ordinary Shares
       in the authorized but unissued share capital
       of the Company are placed under the control
       of the directors of the Company as a specific
       authority under Sections 221 and 222 of the
       Companies Act and subject to the JSE Listings
       Requirements, to allot and issue for a cash
       consideration of 366 [three hundred and sixty
       six rand] per Sasol BEE Ordinary Share to the
       black public pursuant to an invitation to the
       block public requiring the full subscription
       price to be paid by the subscriber in particular
       but without limiting the according to allot
       and issue to the Directors of the Company to
       the maximum extent indicated opposite their
       names, Sasol BEE Ordinary Shares listed below
       as specified

25S20  Approve, the granting of financial assistance             Mgmt          For                            For
       by the Company to the Sasol Inzalo Public Facilitation
       Trust [Public Facilitation Trust] in accordance
       with Section 38(2A) of the Companies Act be
       approved to enable the Facilitation Trust to
       subscribe for: 1. the difference between 2,838,564
       Sasol BEE Ordinary Shares and the number of
       Sasol Bee Ordinary shares subscribed for by
       the black public pursuant to an invitation
       issued by the Company during 2008 [the shortfall],
       at a subscription price of 366 per Sasol BEE
       Ordinary share, provided that to the extent
       that the black public subscribes for more than
       16,085,200 ordinary shares in Sasol Inzalo
       Public Limited [Public Invest Co] pursuant
       to the public invitation referred to in paragraph
       2, the shortfall shall be reduced by such number;
       and 2. the difference between 16 085 200 [sixteen
       million eight five thousand two hundred] ordinary
       shares in Public Invest Co and the number of
       ordinary shares in Public Invest Co subscribed
       for by the black public pursuant to an invitation
       issued by Public Invest Co during 2008 [the
       funded shortfall], at a subscription price
       of 5% of 366 per ordinary share in respect
       of the first 100 ordinary shares and 10% of
       366 per ordinary share in respect of the balance
       of such ordinary shares to be subscribed for
       by the Public Facilitation Trust, provided
       that to the extent that the black public subscribes
       for more than 2,838,564 Sassol BEE Ordinary
       shares pursuant to the public invitation referred
       to in paragraph 1, the funded shortfall shall
       be reduced by such number, and to acquire any
       such Sasol BEE ordinary shares in Public Invest
       Co and the number of ordinary shares in Public
       Invest Co which the holders thereof may be
       obliged to dispose of as a result of breaching
       the terms of the invitation to which they have
       agreed, on the basis that such financial assistance
       will be made available by the Company to the
       Public Facilitation Trust by way of loans by
       the Company or by the Company procuring that
       a third party makes loans to the Public Facilitation
       Trust which are guaranteed by the Company;
       the Company will decide at the relevant time
       whether to make such financial assistance available
       on an interest free or market related basis,
       particularly having regard to the fact that
       the Foundation is the sole beneficiary of the
       Public Facilitation Trust

26O.6  Approve, subject to passing and registration              Mgmt          For                            For
       of Special resolutions numbers 1, 2 and 4 contained
       in the notice also containing this resolution,
       18,923,764 Sasol preferred ordinary shares
       in the authorized but unissued share capital
       of the Company are placed under the control
       of the Directors of the Company as a specific
       authority under Sections 221 and 222 of the
       Companies Act and subject to the JSE listing
       requirements, to allot issued for a cash consideration
       of 366[three hundred and sixty six rand] per
       Sasol preferred ordinary shares, to public
       Fund Co in which the Directors of the Company
       listed below may be interest via Sasol Inzalo
       Public Limited to the maximum extent indicated
       opposite their names, as specified

27S21  Approve, subject to the passing of ordinary               Mgmt          For                            For
       resolution 6 contained in the notice also containing
       this resolution, the provisions of funding
       and/or the furnishing of security by the Company
       to Sasol Inzalo Public Funding limited, in
       which Mandla Sizwe Vulindlela Gantsho who is
       Director of  the Company, may be indirecty
       interested, in respect of a maximum of 273,200
       ordinary shares in Sasol Inzalo Public Limited
       is approved on the basis of the agreements
       tabled at the meeting and intialled by the
       Chairperson for identification in the form
       of as specified

28S22  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the notice also containing
       this Resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public Fundco, in which Sam Montsi who is a
       Director of the Company, may be indirectly
       interested in respect of a maximum of 120,000
       shares in Public Invest Company, is approved
       on the basis of the Public Fund Co Agreement
       in the form of the funding identified in Special
       Resolution 21

29S23  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the Notice also containing
       this resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public Fund Co. in which Thembalihle Hixonia
       Nyasulu who is a Director of the Company, may
       be indirectly interested in respect of a maximum
       of 112,000 ordinary share 5 in Public Invest
       Co, is approved on the basis of the Public
       Fund Co Agreements, in the form of the funding
       identified in Special Resolution 21

30S24  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the notice also containing
       this resolution, the provision of funding and/or
       the furnishing of Jecurity by the Company to
       Public Fund Company, in which Anthony Madlmetja
       Mokaoo who is Director of the Company, may
       be indirectly interested hi respect of a maximum
       of 273,200 ordinary shares in Public Invest
       Co, is approved on the basis of the Public
       Fund Co agreement in the form of the funding
       identified in Special Resolution 21

31S25  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the notice also containing
       this resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public Fundeo. in wllich Victoria Nolitha Fakude
       who is a Director of the Company, may be indirectly
       interested in respect of a maximum of 73,200
       ordinary shares in Public Invest Co, is approved
       on the basis of the Public Fun Co Agreements,
       in the form of the funding identified in Special
       Resolution 21

32S26  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the Notice also containing
       this resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public Fund Co., in which Kandimathie Christine
       Ramon who is a Director of the Company, may
       be indirectly interested in respect of a maximum
       of 273,200 ordinary shares in Public Invenst
       Co., is approved on the bam of the Public Fund
       Co, agreement, in the form of the funding identified
       in Special Resolution 21

33S27  Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 6 contained in the Notice also containing
       this resolution the provision of funding and/or
       the furnishing of Jecurity by /the Company
       to Public Fund Co, in which Imogen Nonhlanhla
       Mkhize who is Director of the Company, may
       be indirectly interested in respect of a maximum
       of 130, 000 ordinary shares in Public Invest
       Co, is approved on the basis of the Public
       Fund Co Agreements, in the form of the funding
       identified in Special Resolution 21

34S28  Approve, subject to the passing of ordinary               Mgmt          For                            For
       resolution6 contained in the Notice also containing
       this resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public Fund Co., in which a black manager employed
       by member of the Sasol Group, who may qualify
       for participation in the Boack Public Funded
       invitation, may be indirectly interested in
       respect of the maximum number of ordinary shares
       in Public Invest Co refleted opposite the manger's
       name as specified and it is approved on the
       basis of the Public Fund Co Agreements, in
       the form of the funding identified in Special
       Resolution 21

35S29  Approve, subject to the passing of ordinary               Mgmt          For                            For
       resolution 6 contained in the Notice also containing
       this resolution, the provision of funding and/or
       the furnishing of security by the Company to
       Public fund Co., in which one or more managers
       employed by a member of the Sasol Group [other
       than those referred to in Special Resolution
       28 contained in the Notice also containing
       this resolution] as identified by the Sasol
       Nomination and Governance Committee may be
       indirectly interested, is approved on the basis
       of the Public Fund Co Agreements, in the form
       of the funding identified in Special Resolution
       21

36S30  Authorize, subject to the passing and registration        Mgmt          For                            For
       of Special Resolution 2 and the passing of
       ordinary resolution 6 contained in the Notice
       also containing this resolution, the Company
       to give financial assistance, in terms of section
       38(2A) of the Company Act to Public Fund Co.,
       on the basis of the public Fund Co agreements,
       in the form of the financial assistance identified
       Special Resolution 21 subject to the Directors
       of the Company being satisfied that: the Company
       will be able to pay its debts as they become
       due in the ordinary course of the business
       subsequent to providing the financial assistance
       referred to above, for the duration of the
       transactions contemplated in agreements; and
       subsequent to the transaction contemplated
       in the Public Fund Co agreements providing
       the financial assistance referred to above,
       the consolidated assets fairly valued of the
       Company will be in excess of the consolidated
       liabilities of the company for this purpose
       the assets and liabilities have been recognized
       and measures in accordance with the accounting
       policies used in the Company's latest audited
       consolidated annual financial statements, furthermore,
       for this purpose contingent liabilities have
       been accounted for as required in terms of
       Section 38(2B) of the Companies Act

37O7   Authorize the Directors of the Company, with              Mgmt          For                            For
       the authority to delegate to anyone of the
       Directors or an employee of the Company, to
       approve and sign all such documents and do
       all such things and take such further and other
       actions that maybe necessary to give effect
       to the special and ordinary resolutions set
       out in this Notice

38S31  Authorize, subject to the passing and registration        Mgmt          For                            For
       of ordinary resolution 1 contained in the Notice
       also containing this resolution, the Company
       to give financial assistance in terms of section
       38(2A) of the Companies Act to the Management
       Trust, being the amount necessary to enable
       the trustees of the Management Trost to subscribe
       for the shares referred to in ordinary resolution
       1, subject to the Directors of the Company
       being satisfied that the Company will be able
       to pay its debts as they become due in the
       ordinary course of the business subsequent
       to providing the financial assistance referred
       to above, for the duration of the tanuctions
       contemplated in the Management Team Deed; and
       subsequent to the subscription contemplated
       in the Management Trust Deed, providing the
       financial assistance referred to above, the
       consolidated assets fairly valued of the Company
       will be in excess of the consolidated liabilities
       of the Company, for this purpose the assets
       liabilities have been recognized and measured
       in accordance with the accounting policies
       used in the Company's audited consolidated
       financial statements, Furthermore for this
       purpose contingent liabilities have account
       for as required in terms of section 38(2B)
       of the Companies Act

39S32  Authorize, subject to the passing and registration        Mgmt          For                            For
       of Ordinary resolution 2 contained in the Notice
       also containing this resolution, the Company
       to give financial assistance, in terms of Section
       38(2A) of the Companies Act to the Employee
       Trust, being that amount necessary to enable
       tile trustees of the Employee to subscribe
       for the shires referred to in extraordinary
       resolution 2, subject to the Directors of the
       Company being satisfied the Company will be
       able to pay its debts as they become due in
       the ordinary course of the business subsequent
       to providing the financial  assistance referred
       to above, for the duration of the transactions
       contemp and slibsequent to the subscription
       contemplated In the Employee Deed, providing
       the financial assistance referred to above,
       consolidated assets Company will be in excess
       of the consolidated liabilities of the Company
       For this purpose the assets and liabilities
       have been recognised and measured in accordance
       with the accounting policies used in the Company's
       latest in audited consolidated annual financial
       statements Furthermore, for this purpose contingent
       liabilities have been accounted of section
       38(2B) of the Companies Act

40S33  Authorize, subject to the passing and registration        Mgmt          For                            For
       of ordinary resolution 3 contained in the Nolice
       also Company in resolution, the Company to
       give financial assistance, in terms of Section
       38(2A) of the Companies to the foundation,
       being the amount necessary to enable the trustees
       of the Foundation to subscribe for the shares
       referred to in ordinary resolution 3, subject
       to the directors of the Company being satisfied
       the Company will be able to pay its debts is
       they become due in the ordinary course of the
       business subsequent to the financial statements
       referred to above, for the duration of the
       transactions contemplated in the trust deed
       of the Foundation; and subsequent to the subscription
       contemplated in the trust deed of the Foundation,
       providing the financial referred to above,
       tile consolidated fairly valued of the Company
       will be in excess of the consolidated liabilities
       of the Company, for this purpose the assets
       and liabilities been recognized and measured
       in accordance with the accounting policies
       used in the Company's latest audited consolidated
       annual finandal statements. Furthermore, {or
       this purpose contingent liabilities have been
       accounted for as required in terms of Section
       38(2B) of the Companies Act




--------------------------------------------------------------------------------------------------------------------------
 SAVINGS BK RUSSIAN FEDN  SBERBANK                                                           Agenda Number:  701390596
--------------------------------------------------------------------------------------------------------------------------
    Security:  X76318108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  RU0009029540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 423674 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the early termination of power of President       Mgmt          For                            For
       of the Company

2.     Elect Mr. German Gref as the new President of             Mgmt          For                            For
       the Company




--------------------------------------------------------------------------------------------------------------------------
 SAVINGS BK RUSSIAN FEDN  SBERBANK                                                           Agenda Number:  701645977
--------------------------------------------------------------------------------------------------------------------------
    Security:  X76318108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  RU0009029540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 466935 DUE TO RECEIPT OF SUPERVISOR'S NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report as of FY 2007                   Mgmt          For                            For

2.     Approve the annual accounting report as of FY             Mgmt          For                            For
       2007

3.     Approve the distribution of profit and losses,            Mgmt          For                            For
       dividend payments as of 2007 FY

4.     Approve the Auditor for 2008 FY                           Mgmt          For                            For

       PLEASE NOTE THAT ALTHOUGH THERE ARE 20 CANDIDATES         Non-Voting
       TO BE ELECTED AS SUPERVISORY BOARD MEMBERS,
       THERE ARE ONLY 17 VACANCIES AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING INSTRUCTIONS
       FOR THIS MEETING WILL BE DISABLED AND, IF YOU
       CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 17
       OF THE 20 SUPERVISORY BOARD MEMBERS. THANK
       YOU.

5.1    Elect Mr. Sergey Ignatiev as a Chairman, Bank             Mgmt          No vote
       of Russia

5.2    Elect Mr. Alexey Ulyukaev as a First Deputy               Mgmt          No vote
       Chairman, Bank of Russia

5.3    Elect Mr. Georgy Luntovsky as a First Deputy              Mgmt          No vote
       Chairman, Bank of Russia

5.4    Elect Mr. Valery Tkachenko as a Chief Auditor,            Mgmt          No vote
       Central Bank of Russia

5.5    Elect Mr. Nadezhda Ivanova as a Director of               Mgmt          No vote
       General Economic Department, Bank of Russia

5.6    Elect Mr. Sergei Shvetsov as a Director of Market         Mgmt          No vote
       Operations Department, Bank of Russia

5.7    Elect Mr. Konstantin Shor as a Head of the Moscow         Mgmt          No vote
       Main Territorial Branch, Bank of Russia

5.8    Elect Mr. Arkady Dvorkovich as a Head of Expert           Mgmt          No vote
       Department, Presidential Administration of
       the Russian Federation

5.9    Elect Mr. Alexei Kudrin as a Deputy Prime Minister        Mgmt          No vote
       of the Russian Federation  Minister of
       Finance of the Russian Federation

5.10   Elect Mr. Elvira Nabiullina as a Minister of              Mgmt          No vote
       the Economic Development and Trade of the Russian
       Federation

5.11   Elect Mr. Anton Drozdov as a Director of Economy          Mgmt          No vote
       and Finance Department, Government of the Russian
       Federation

5.12   Elect Mr. Alexei Savatyugin as a Director of              Mgmt          No vote
       Finance Policy Department, Ministry of Finance
       of the Russian Federation

5.13   Elect Mr. Herman Gref as a Chairman of the Board          Mgmt          No vote
       and CEO, Sberbank

5.14   Elect Mr. Bella Zlatkis as a Deputy Chairman              Mgmt          No vote
       of the Board, Sberbank

5.15   Elect Mr. Sergei Guriev as a Rector of the Russian        Mgmt          No vote
       Economic School, Professor

5.16   Elect Mr. Anton Danilov-Danilian as a Chief               Mgmt          For                            For
       Analyst, Oboronprom

5.17   Elect Mr. Mikhail Dmitriev as a President, Center         Mgmt          No vote
       for Strategic Developments Foundation

5.18   Elect Mr. Vladimir Mau as a Rector of the Academy         Mgmt          No vote
       of National Economy under the Russian Government,
       Professor

5.19   Elect Mr. Boris Fyodorov as a Doctor of Sciences,         Mgmt          No vote
       Economics

5.20   Elect Mr. Rajat Kumar Gupta as a Senior Partner           Mgmt          No vote
       Emeritus, McKinsey & Company

6.     Elect the Audit Commission                                Mgmt          For                            For

7.     Approve to introduce the amendments and addenda           Mgmt          Against                        Against
       into the Charter of the Company

8.     Approve the remuneration and compensation to              Mgmt          For                            For
       be paid to the Members of the Supervisory Board
       and Audit Commission




--------------------------------------------------------------------------------------------------------------------------
 SHINSEGAE CO LTD                                                                            Agenda Number:  701461066
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y77538109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  KR7004170007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect 1 Executive Director                                Mgmt          For                            For

4.     Elect 1 Outside Director as the Audit Committee           Mgmt          For                            For
       Member

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701236932
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  ZAE000057378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the annual financial statements         Mgmt          No vote
       for the YE 31 DEC 2006, including the reports
       of the Directors and the Auditors

O.2    Approve the fees payable to the Non-Executive             Mgmt          No vote
       Directors for 2007

O.2.1  Approve the fees payable to the Chairman of               Mgmt          No vote
       Standard Bank Group ZAR 846,041 per annum

O.2.2  Approve the fees payable to the Director of               Mgmt          No vote
       Standard Bank Group ZAR 113,500 per annum

O.2.3  Approve the fees payable to the International             Mgmt          No vote
       Director of Standard Bank Group ZAR 27,300
       per annum

O.2.4  Approve the fees payable to Group Credit Committee        Mgmt          No vote
       ZAR 11,300 per meeting

O.2.5  Approve the fees payable to Large Exposures               Mgmt          No vote
       Committee ZAR 11,300 per annum

O.2.6  Approve the fees payable to Directors  Affairs            Mgmt          No vote
       Committee ZAR 25,000 per annum

O.2.7  Approve the fees payable to Group Risk Management         Mgmt          No vote
       Committee: Chairman ZAR 159,000 per annum and
       Member ZAR 74,000 per annum

O.2.8  Approve the fees payable to Group Remuneration            Mgmt          No vote
       Committee: Chairman ZAR 123,000 per annum and
       Member ZAR 56,700 per annum

O.2.9  Approve the fees payable to Transformation Committee:     Mgmt          No vote
       Chairman ZAR 97,500 per annum and Member ZAR
       48,800 per annum

O2.10  Approve the fees payable to Group Audit Committee:        Mgmt          No vote
       Chairman ZAR 220,000 per annum and Member ZAR
       101,500 per annum

O2.11  Approve the fees payable to Adhoc Meeting Attendance      Mgmt          No vote
       ZAR 11,300 per meeting

O.3.1  Elect Mrs. Elisabeth Bradley as a Director,               Mgmt          No vote
       retire by rotation in accordance with the provisions
       of the Company s Articles of Association

O.3.2  Elect Mr. Derek E. Cooper as a Director, who              Mgmt          No vote
       retires in accordance with the provisions of
       the Company s Articles of Association

O.3.3  Elect Mr. Thulani S. Gcabashe as a Director,              Mgmt          No vote
       who retires in accordance with the provisions
       of the Company s Articles of Association

O.3.4  Elect Mr. Myles J.D. Ruck as a Director, who              Mgmt          No vote
       retires in accordance with the provisions of
       the Company s Articles of Association

o.3.5  Elect Sir. Robert Smith as a Director, who retires        Mgmt          No vote
       in accordance with the provisions of the Company
       s Articles of Association

O.3.6  Elect Mr. Ted Woods as a Director, who retires            Mgmt          No vote
       in accordance with the provisions of the Company
       s Articles of Association

o.4.1  Authorize the Directors, for the purpose of               Mgmt          No vote
       carrying out the terms of the Standard Bank
       Equity Growth Scheme aEquity Growth Schemea,
       other than those which have specifically been
       appropriated for the Equity Growth Scheme in
       terms of ordinary resolutions duly passed at
       previous AGMs of the Company, to allot and
       issue those shares in terms of the Equity Growth
       Scheme

o.4.2  Authorize the Directors, for the purpose of               Mgmt          No vote
       carrying out the terms of the Standard Bank
       Group Share Incentive Scheme aSchemea, other
       than those which have specifically been appropriated
       for the Scheme in terms of ordinary resolutions
       duly passed at previous AGMs of the Company,
       to allot and issue those shares in terms of
       the Scheme

o.4.3  Authorize the Directors of the Company the unissued       Mgmt          No vote
       ordinary shares in the authorized share capital
       of the Company aother than those specifically
       identified in ordinary resolutions O.4.1 and
       O.4.2a to place under the control of the Directors
       of the Company to allot and issue the ordinary
       shares at their discretion until the next AGM
       of the Company, subject to the provisions of
       the Companies Act 61 of 1973, as amended, the
       Banks Act, 94 of 1990, as amended and the Listings
       Requirements of the JSE Limited and subject
       to the aggregate number of ordinary shares
       able to be allotted and issued in terms of
       this resolution being limited to 5% of the
       number of ordinary shares in issue at 31 DEC
       2006

O.4.4  Authorize the Directors of the Company the unissued       Mgmt          No vote
       non-redeemable, non-cumulative, non-participating
       preference shares aPreference Sharesa in the
       authorized share capital of the Company to
       place under the control to allot and issue
       the preference shares at their discretion until
       the next AGM of the Company, subject to the
       provisions of the Companies Act, 61 of 1973,
       as amended, the Banks Act, 94 of 1990, as amended
       and the Listing Requirements of the JSE Limited

O.4.5  Authorize the Directors of the Company to make            Mgmt          No vote
       payments to shareholders in terms of Section
       5.85(b) of the Listing Requirements of the
       JSE Limited athe Listing Requirementsa, subject
       to the provisions of the Companies Act, 61
       of 1973, as amended, athe Companies Acta the
       Banks Act, 94 of 1990, as amended, and the
       Listing Requirements, including, amongst others,
       the following requirements: (a) payments to
       shareholders in terms of this resolution shall
       be made in terms of Section 90 of the Companies
       Act and be made pro rata to all shareholders;
       (b) in any 1 financial year, payments to shareholders
       in terms of this resolution shall not exceed
       a maximum of 20% of the Company s issued share
       capital, including reserves but excluding minority
       interests, and re-valuations of assets and
       intangible assets that are not supported by
       a valuation by an independent professional
       expert acceptable to the JSE Listing prepared
       within the last 6 months, measured as at the
       beginning of such financial year; and aAuthority
       expires at the earlier of the conclusion of
       the next AGM of the Company or 15 monthsa;

O.4.6  Amend the Standard Bank Equity Growth Scheme              Mgmt          No vote
       aEquity Growth Schemea as specified

S.5.1  Authorize the Directors, to implement a repurchase        Mgmt          No vote
       of the Company s ordinary shares as permitted
       in terms of the Companies Act, 61 of 1973,
       as amended athe Companies Acta and the Listings
       Requirements of the JSE Limited athe Listings
       Requirementsa either by the Company or one
       of its subsidiaries; approve with effect from
       the date of this AGM, as a general approval
       in terms of Section 85(2) of the Companies
       Act, 61 of 1973, as amended, athe Companies
       Acta, the acquisition by the Company and, in
       terms of Section 89 of the Companies Act, the
       acquisition by any subsidiary of the Company
       from time to time, of such number of ordinary
       shares issued by the Company and at such price
       and on such other terms and conditions as the
       Directors may from time to time determine,
       subject to the requirements of the Companies
       Act and the Listing Requirements of the JSE
       Limited athe Listings Requirementsa; any such
       acquisition will be implemented through the
       order book operated by the trading system of
       the JSE Limited and done without any prior
       understanding or arrangement between the Company
       and the counterparty; the acquisition must
       be authorized by the Company s Articles of
       Association; the authority is limited to the
       purchase of a maximum of 10% of the Company
       s issued ordinary share capital in any 1 FY;
       acquisition must not be made at a price more
       than 10% above the weighted average of the
       market value for the ordinary shares of the
       Company for the 5 business days immediately
       preceding the date of acquisition; at any point
       in time, the Company may only appoint one agent
       to effect any repurchase(s) on the Company
       s behalf; the Company may only acquire its
       ordinary shares if, after such acquisition,
       it still complies with the shareholder spread
       requirements as set out in the Listings Requirements;
       the acquisition may not take place during a
       prohibited period; in the case of an acquisition
       by a subsidiary of the Company, the authority
       shall be valid only if the subsidiary is authorized
       by its Articles of Association; the shareholders
       of the subsidiary authorizing the acquisition;
       and the number of shares to be acquired is
       not more than 10% in the aggregate of the number
       of issued shares of the Company; aAuthority
       expires at the earlier of the conclusion of
       the next AGM of the Company or 15 monthsa

S.5.2  Amend Article 87.8 of the Articles of Association         Mgmt          No vote
       of the Company as specified

S.5.3  Amend Article 183 of the Articles of Association          Mgmt          No vote
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701410259
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605132                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  ZAE000057378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       [Scheme] in terms of Section 311 of the Companies
       Act, 1973, as amended [Companies Act], proposed
       by Industrial and Commercial Bank of China
       Limited [ICBC] between the Company and its
       ordinary shareholders, upon the implementation
       of which ICBC will acquire that number of Standard
       Bank Group ordinary shares that represents
       11.11% of the Standard Bank Group ordinary
       shares held by Standard Bank Group ordinary
       shareholders and against payment of the scheme
       consideration [as specified] and simultaneously
       with the acquisition of ownership of the scheme
       shares [as defined in the scheme], authorize
       the Directors of the Company as a specific
       authority in terms of Section 221 of the Companies
       Act, and in terms of the Listings Requirements
       of the JSE Limited to issue for cash to ICBC
       so many ordinary par value shares of ZAR 0.10
       each in the share capital of the Company as
       shall represent 11.11% of the ordinary shares
       in issue on the date of the acquisition of
       ownership of the scheme shares, for a subscription
       price per ordinary share of ZAR 104.58, and
       authorize any Director or the Secretary or
       the Chief Financial Officer of the Company,
       for the time being, on behalf of the Company,
       to do or cause all such things to be done and
       to sign all documentation as may be necessary
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701405614
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605132                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  ZAE000057378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modification, the scheme         Mgmt          For                            For
       of arrangement proposed by Industrial and Commercial
       Bank of China Limited between the applicant
       and its shareholders




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701568074
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ZAE000109815
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 DEC 2007, including the reports
       of the Directors and Auditors

O.2    Approve the fees payable to the Non-Executive             Mgmt          For                            For
       Directors for 2008

O.2.1  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Chairman of Standard Bank
       Group- ZAR 3,272,947 per annum

O.2.2  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Director of Standard Bank
       Group- ZAR 128,000 per annum

O.2.3  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: International Director
       of Standard Bank Group- EUR 30,100 per annum

O.2.4  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group credit committee:
       Member- ZAR 12,500 per meeting

O.2.5  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Directors' affairs committee:
       Chairman- ZAR 80,000 per annum; Member- ZAR
       40,000 per annum

O.2.6  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group risk and capital
       Management Committee: Chairman- ZAR 200,000
       per annum; Member- ZAR 100,000 per annum

O.2.7  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group remuneration committee:
       Chairman- ZAR 136,000 per annum; Member- ZAR
       62,500 per annum

O.2.8  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group remuneration committee:
       Chairman- ZAR 108,000 per annum; Member-ZAR
       54,000 per annum

O.2.9  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group audit committee:
       Chairman- ZAR 254,000 per annum; Member- ZAR
       117,000 per annum

O2.10  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Ad hoc meeting attendance-
       ZAR 12500 per meeting

O.3.1  Elect Mr. Kaisheng Yang as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.2  Elect Mr. Yagan Liu as a Director retire by               Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.3  Elect Mr. Doug Band as a Director retire by               Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.4  Elect Mr. Koosum Kalyan as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.5  Elect Mr. Saki Macozoma as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.6  Elect Mr. Rick Menell as a Director retire by             Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.7  Elect Mr. Adv Kgomotso Moroka as a Director               Mgmt          For                            For
       retire by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.8  Elect Mr. Cyrill Ramaphosa as a Director retire           Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.9  Elect Mr. Martin Shaw as a Director retire by             Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.4.1  Re-appoint Mr. Koosum Parsotam Kalyan [Kalyan]            Mgmt          Against                        Against
       as a Director of the Company, the participation
       by Kalyan in the Tutuwa Managers Trust 1 [Masters
       reference number IT 7153/2004] as a beneficiary
       in respect of a maximum of 125,000 Standard
       Bank Group ordinary shares

O.4.2  Authorize the Directors, for the purpose of               Mgmt          Against                        Against
       carrying out the terms of the Standard Bank
       Equity Growth Scheme [the Equity Growth Scheme],
       other than those which have specifically been
       appropriated for the Equity Growth Scheme in
       terms of ordinary resolutions duly passed at
       previous AGM's of the Company specifically
       placed under the control of the Directors,
       authorized to allot and issue those shares
       in terms of the Equity Growth Scheme

O.4.3  Authorized the Directors, for the purpose of              Mgmt          Against                        Against
       carrying out the terms of the Standard Bank
       Group Share Incentive Scheme [the Scheme],
       other than those which have specifically been
       appropriated for the Scheme in terms of ordinary
       resolutions duly passed at previous AGM's of
       the Company specifically placed under the control
       of the Directors, authorized to allot and issue
       those shares in terms of the Scheme

O.4.4  Authorized the Directors of the Company, that             Mgmt          For                            For
       the unissued ordinary shares in the authorized
       share capital of the Company [other than those
       specifically identified in ordinary Resolutions
       4.2 and 4.3] placed under the control of the
       to allot and issue the ordinary shares at their
       discretion until the next AGM of the Company,
       subject to the provisions of the Companies
       Act, 61 of 1973, as amended, the Banks Act,
       94 of 1990, as amended and the Listings Requirements
       of the JSE Limited and subject to the aggregate
       number of ordinary shares able to be allotted
       and issued in terms of this resolution being
       limited to 5% of the number of ordinary shares
       in issue at 31 DEC 2007

O.4.5  Authorized the share capital of the Company               Mgmt          For                            For
       that the unissued non-redeemable, non-cumulative,
       non-participating preference shares (non-redeemable
       preference shares) in the placed under the
       control of the Directors of the Company to
       allot and issue the non-redeemable preference
       shares at their discretion until the next AGM
       of the Company, subject to the provisions of
       the Companies Act, 61 of 1973, as amended,
       the Banks Act, 94 of 1990, as amended and the
       Listings Requirements of the JSE Limited

O.4.6  Authorized the Directors of the Company and               Mgmt          For                            For
       given a renewable general authority to make
       payments to shareholders in terms of section
       5.85(b) of the Listings Requirements of the
       JSE Limited (the Listings Requirements), subject
       to the provisions of the Companies Act, 61
       of 1973, as amended (the Companies Act), the
       Banks Act, 94 of 1990, as amended and the Listings
       Requirements, including, amongst others, the
       following requirements: (a) payments to shareholders
       in terms of this resolution shall be made in
       terms of Section 90 of the Companies Act and
       be made pro rata to all shareholders; (b) in
       any one financial year, payments to shareholders
       in terms of this resolution shall not exceed
       a maximum of 20% of the Company's issued share
       capital, including reserves but excluding minority
       interests, and revaluations of assets and intangible
       assets that are not supported by a valuation
       by an Independent Professional expert acceptable
       to the JSE Limited prepared within the last
       6 months, measured as at the beginning of such
       FY; and [authority expires at the end of the
       next AGM of the Company or for 15 months from
       the date of this resolution]

O.4.7  Amend that the Standard Bank Equity Growth Scheme         Mgmt          Against                        Against
       [the Equity Growth Scheme] as specified

S.5.1  Authorize the Directors of the Company, with              Mgmt          For                            For
       effect from the date of this AGM, as a general
       approval in terms of Section 85(2) of the Companies
       Act, 61 of 1973, as amended [the Companies
       Act], the acquisition by the Company and, in
       terms of Section 89 of the Companies Act, the
       acquisition by any subsidiary of the Company
       from time to time, of such number of ordinary
       shares issued by the company and at such price
       and on such other terms and conditions as the
       Directors may from time to time determine,
       subject to the requirements of the Companies
       Act, the Banks Act, 94 of 1990, as amended
       and the Listings Requirements of the J5E Limited
       (the Listings Requirements), which include,
       amongst others, the following: any such acquisition
       will be implemented through the order book
       operated by the trading system of the JSE Limited
       and done without any prior understanding or
       arrangement between the Company and the counterparty
       [reported trades being prohibited];  the acquisition
       must be authorizes by the Company's Articles
       of Association; the authority is limited to
       the purchase of a maximum of 10% of the Company's
       issued ordinary share capital in any one FY;
       acquisition must not be made at a price more
       than 10% above the weighted average of the
       market value for the ordinary shares of the
       Company for the five business days immediately
       preceding the date of acquisition at any point
       in time, the Company may only appoint one agent
       to effect any repurchase(s) on the Company's
       behalf; the Company may only acquire its ordinary
       shares if, after such acquisition, it still
       complies with the shareholder spread requirements
       as set out in the Listings Requirements; the
       Company or its subsidiary may not repurchase
       securities during a prohibited period, unless
       they have in place a repurchase programmed
       where the dates and quantities of securities
       to be traded during the relevant period are
       fixed (not subject to any variation and full
       details of the programme have been disclosed
       in an announcement over SENS prior to the commencement
       of the prohibited period; that an announcement
       containing full details of such acquisitions
       of shares will be published as soon as the
       Company and/or its subsidiary (ies) has/have
       acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this special resolution is considered and,
       if approved, passed, and for each 3% in aggregate
       of the initial number acquired thereafter;
       and in the case clan acquisition by a subsidiary
       of the Company and the number of shares to
       be acquired, is not more than 10% in the aggregate
       of the number of issued shares of the Company
       [authority expires whichever is earlier until
       the next AGM of the Company or 15 months from
       the date on which this resolution is passed]

S.5.2  Amend the Articles of Association, by the deletion        Mgmt          For                            For
       of Article 184.2.7 and replacing it with the
       new Article 184.2.7 and as specified




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN MOBILE CO LTD                                                                        Agenda Number:  701575942
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y84153215                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0003045001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 473626 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       The 2007 business report                                  Non-Voting

       The 2007 Supervisor's report                              Non-Voting

1.     Approve to accept the 2007 business report and            Mgmt          For                            For
       Financial Statements

2.     Approve the distribution of 2007 profits as               Mgmt          For                            For
       specified

3.     Approve to revise the Company's Articles of               Mgmt          For                            For
       Incorporation

4.1    Elect Mr. Jack J.T. Hung [ROC ID: A100320106]             Mgmt          For                            For
       as a Director for the 5 term

4.2    Elect Mr. Tsung-Ming Chung [ROC ID: J102535596]           Mgmt          For                            For
       as a Director for the 5 term

4.3    Elect Mr. Wen-Li Yeh [ROC ID: A103942588] as              Mgmt          For                            For
       a Director for the 5 term

4.4    Elect Mr. J. Carl Hsu [ROC ID: A130599888] as             Mgmt          For                            For
       a Director for the 5 term

5.     Approve the removal of the non-competition restrictions   Mgmt          For                            For
       on the Board of Directors elected in the shareholders'
       meeting

       Special motions                                           Non-Voting

       Meeting adjourned                                         Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701201066
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y84629107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2007
        ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 359600 DUE TO ADDITION OF RESOLUTIONS AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR aFINIa
       HOLDS MORE THAN 300,000 SHARES aINCLUSIVEa,
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON
       / AGENT OTHER THAN ITSELF TO PERFORM THE VOTING.
       THE APPOINTMENT LETTER ISSUED TO THE OTHER
       PERSON / AGENT BY THE LOCAL AGENT OR REPRESENTATIVE
       MUST CLEARLY INDICATE THE FINI S VOTING INSTRUCTION
       FOR EACH ITEM IN THE AGENDA. FURTHERMORE, IF
       THE AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS  ABSTAIN . A RECOMMENDED LIST
       OF DIRECTORS/SUPERVISORS MAY BE GIVEN BY THE
       COMPANY UPON REQUEST. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO ARTICLE 172-1               Non-Voting
       OF COMPANY LAW, SHAREHOLDERaSa, WHO HOLDS 1%
       OR MORE OF THE TOTAL OUTSTANDING SHARES OF
       A COMPANY, MAY MAKE WRITTEN PROPOSAL TO THE
       COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDER
       S MEETING. SUCH PROPOSAL MAY ONLY CONTAIN 1
       MATTER AND LIMITED TO 300 WORDS. A PROPOSAL
       CONTAINING MORE THAN ONE MATTER AND/OR OVER
       300 WORDS SHALL NOT BE INCORPORATED INTO THE
       AGENDA. THANK YOU.

1.     Approve the Chairman s address                            Non-Voting

2.1    Approve the 2006 business operations                      Non-Voting

2.2    Approve the Audited Committee s reports                   Non-Voting

2.3    Approve the status of acquisition or disposal             Non-Voting
       of assets with the related parties for 2006

2.4    Approve the status of guarantee provided by               Non-Voting
       TSMC as of the end of 2006

3.1    Approve to accept the 2006 business report and            Mgmt          No vote
       financial statements

3.2    Approve the distribution of 2006 profits                  Mgmt          No vote

3.3    Approve the capitalization of 2006 dividends,             Mgmt          No vote
       2006 Employee profit sharing and capital surplus

3.4    Amend the Articles of Incorporation                       Mgmt          No vote

3.5.1  Amend the procedures of acquisition or disposal           Mgmt          No vote
       of assets

3.5.2  Amend the polices and procedures for financial            Mgmt          No vote
       derivatives transactions

3.5.3  Amend the procedures of lending funds to other            Mgmt          No vote
       parties

3.5.4  Amend the procedures of endorsement and guarantees        Mgmt          No vote

3.5.5  Amend the rules for the election of the Directors         Mgmt          No vote
       and the Supervisors

4.     Other business and special motions                        Non-Voting

5.     Meeting adjourned                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701576956
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y84629107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 468955 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Chairman's address                                        Non-Voting

2.1    2007 business report                                      Non-Voting

2.2    Audit Committee's report                                  Non-Voting

2.3    The implementation of common shares buyback               Non-Voting

2.4    TSMC's 'rules and procedures of Board of Directors        Non-Voting
       meetings'

3.1    Approve the 2007 business report and financial            Mgmt          For                            For
       statements

3.2    Approve the distribution of 2007 profits                  Mgmt          For                            For

3.3    Approve the capitalization of 2007 dividends,             Mgmt          For                            For
       2007 employee profit sharing and capital surplus

4.     Other business and special motion                         Non-Voting

5.     Meeting adjourned                                         Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES S.A.                                                         Agenda Number:  932594294
--------------------------------------------------------------------------------------------------------------------------
    Security:  879246106                                                             Meeting Type:  Special
      Ticker:  TNE                                                                   Meeting Date:  13-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE STOCK SWAP (INCORPORACAO DE ACOES)         Mgmt          Against                        Against
       OF THE PREFERRED AND ORDINARY SHARES OF TELE
       NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
       ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
       S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
       PROSPECTUS AND  PROTOCOL FOR STOCK SWAP OF
       TELE NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
       PARTICIPACOES S.A.




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES S.A.                                                         Agenda Number:  932598987
--------------------------------------------------------------------------------------------------------------------------
    Security:  879246106                                                             Meeting Type:  Special
      Ticker:  TNE                                                                   Meeting Date:  13-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE STOCK SWAP (INCORPORACAO DE ACOES)         Mgmt          Against                        Against
       OF THE PREFERRED AND ORDINARY SHARES OF TELE
       NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
       ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
       S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
       PROSPECTUS AND  PROTOCOL FOR STOCK SWAP OF
       TELE NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
       PARTICIPACOES S.A.




--------------------------------------------------------------------------------------------------------------------------
 TELKOM SA LTD                                                                               Agenda Number:  701071677
--------------------------------------------------------------------------------------------------------------------------
    Security:  S84197102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Oct-2006
        ISIN:  ZAE000044897
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          No vote
       for the YE 31 MAR 2006

2.1    Re-elect Mr. P.L. Zim as a Director, in terms             Mgmt          No vote
       of Article 35 of the Company s Articles of
       Association, who retires by rotation

2.2    Re-elect Mr. T.F Mosololi as a Director,in terms          Mgmt          No vote
       of Article 35 of the Company s Articles of
       Association , who retires by rotation

3.     Re-appoint Ernst & Young as the Auditors of               Mgmt          No vote
       the Company, to hold Office until the conclusion
       of the next AGM of the Company

S.4.1  Authorize the Company or a subsidiary of the              Mgmt          No vote
       Company, by way of general authority, and in
       terms of the Companies Act, 1973  Act 61 of
       1973 , as amended  Act , and in terms of the
       Listing Requirements  the Listings Requirements
       of the JSE Limited  the JSE , to acquire ordinary
       shares in the issued share capital of the Company
       from time to time, on the open market of JSE,
       as determined by the Directors, but subject
       to the provisions of the Act and the listing
       requirements of the JSE, not exceeding in aggregate
       20% of the Company s issued ordinary share
       capital in any 1 FY, at a price of no more
       than 10% above the weighted average of the
       market value of such shares over the previous
       5 business days;  Authority expires the earlier
       of the next AGM or 15 months ; an announcement
       in compliance with the JSE Listings Requirements
       will be published when the Company has acquired,
       and by not later than 08:30 on business day
       following the day on which the relevant threshold
       is reached or exceeded, on a cumulative repurchases
       basis, 3% of the initial number of the class
       of shares and for each 3% in aggregate of the
       initial number of that class acquired thereafter;
       the authorization thereto being given by the
       Company s Articles of Association; the purchase
       of securities being effected through the order
       book operated by the JSE trading system and
       done without any prior understanding or arrangement
       between the Company and the counter-Parties;
       the repurchase being effected in compliance
       with Paragraphs 3.37 to 3.41 of the JSE Listings
       Requirements concerning shareholder spread
       requirements; the Company s sponsor shall,
       prior to the Company or a subsidiary of the
       Company, entering into the market to repurchase
       the shares, provide the JSE with the written
       working capital statement required in terms
       of the JSE Listing Requirements; at any point
       in time, the Company or a subsidiary of the
       Company, may only appoint one agent to effect
       any repurchases on the Company s or a subsidiary
       s behalf; the Company or its subsidiary may
       not acquire shares during a prohibited period
       as defined by the JSE Listings Requirements;
       the Board is required, prior to implementing
       any share repurchase by the Company or a subsidiary
       of the Company, to consider the impact of any
       such repurchase of the Company s shares and
       must record that it is of the opinion that
       such a repurchase will not result in: the Company
       and the Group in the ordinary course of business
       being unable to pay their debts for a period
       of 12 months after the date of this notice
       of AGM; the liabilities of the Company and
       the Group in the ordinary course of business
       exceeding the assets of the Company and the
       Group, calculated in accordance with the International
       Financial Reporting Standards used in the audited
       financial statements for the period ended 31
       MAR 2006; the ordinary capital and reserves
       of the Company and the Group for a period of
       12 months after the date of the notice of AGM
       being inadequate in the ordinary course of
       business; the working capital of the Company
       and the Group for a period of 12 months after
       the date of this notice of AGM being inadequate,
       in the ordinary course of business; and the
       Board will ensure that the Company s sponsor
       provides the JSE with the necessary report
       on the adequacy of the working capital of the
       Company and its subsidiaries in terms of the
       JSE Listings Requirements prior to the commencement
       of any share repurchase in terms of this resolution

S.4.2  Amend Articles 1.1.1.9; 1.1.1.19; 1.1.1.21;               Mgmt          No vote
       1.1.1.24, 1.1.1.25; 1.1.1.34, 1.1.1.41, 1.1.1.46,
       1.1.1.57, 1.2, 21.1, 24.2, 24.1.3, 26, 27,
       28, 33, 34, 37, 38, 39.2, 39.5, 40, 43, 44,
       45 and 50 of the Company s Articles of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 TENARIS, S.A.                                                                               Agenda Number:  932724380
--------------------------------------------------------------------------------------------------------------------------
    Security:  88031M109                                                             Meeting Type:  Annual
      Ticker:  TS                                                                    Meeting Date:  06-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     CONSIDERATION OF THE BOARD S AND INDEPENDENT              Mgmt          For                            For
       AUDITOR S REPORTS. APPROVAL OF THE COMPANY
       S CONSOLIDATED FINANCIAL STATEMENTS.

A2     CONSIDERATION OF THE BOARD OF DIRECTORS  AND              Mgmt          For                            For
       INDEPENDENT AUDITORS  REPORTS ON THE COMPANY
       S ANNUAL ACCOUNTS. APPROVAL OF THE COMPANY
       S ANNUAL ACCOUNTS AS AT DECEMBER 31, 2006.

A3     ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND            Mgmt          For                            For
       PAYMENT.

A4     DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS.       Mgmt          For                            For

A5     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

A6     COMPENSATION OF THE MEMBERS OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS.

A7     AUTHORIZATION TO THE BOARD OF DIRECTORS TO CAUSE          Mgmt          For                            For
       THE DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS.

A8     APPOINTMENT OF THE INDEPENDENT AUDITORS AND               Mgmt          For                            For
       APPROVAL OF THEIR FEES.

E1     THE RENEWAL OF THE VALIDITY PERIOD OF THE COMPANY         Mgmt          Against                        Against
       S AUTHORIZED SHARE CAPITAL TO ISSUE SHARES
       FROM TIME TO TIME WITHIN THE LIMITS. THE WAIVER
       OF ANY PREFERENTIAL SUBSCRIPTION RIGHTS OF
       EXISTING SHAREHOLDERS PROVIDED FOR BY LAW AND
       THE AUTHORIZATION TO THE BOARD TO SUPPRESS
       ANY PREFERENTIAL SUBSCRIPTION RIGHTS OF EXISTING
       SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 TENARIS, S.A.                                                                               Agenda Number:  932898767
--------------------------------------------------------------------------------------------------------------------------
    Security:  88031M109                                                             Meeting Type:  Annual
      Ticker:  TS                                                                    Meeting Date:  04-Jun-2008
        ISIN:  US88031M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S CONSOLIDATED FINANCIAL          Mgmt          For                            For
       STATEMENTS FOR THE YEAR ENDED DECEMBER 31,
       2007, 2006 AND 2005.

02     APPROVAL OF COMPANY'S ANNUAL ACCOUNTS AS AT               Mgmt          For                            For
       DECEMBER 31, 2007.

03     ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND            Mgmt          For                            For
       PAYMENT.

04     DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS.       Mgmt          For

05     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          Against

06     COMPENSATION OF THE MEMBERS OF THE BOARD OF               Mgmt          For
       DIRECTORS.

07     AUTHORIZATION TO BOARD OF DIRECTORS TO CAUSE              Mgmt          For
       DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS,
       INCLUDING ITS SHAREHOLDER MEETING.

08     APPOINTMENT OF INDEPENDENT AUDITORS AND APPROVAL          Mgmt          For                            For
       OF THEIR FEES.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932581348
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Special
      Ticker:  TEVA                                                                  Meeting Date:  05-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE REMUNERATION OF MR. ELI HURVITZ            Mgmt          For                            For
       IN HIS CAPACITY AS CHAIRMAN OF THE BOARD OF
       TEVA, IN AN AMOUNT OF THE NIS EQUIVALENT OF
       $300,000 PER ANNUM PLUS VAT, TO BE ADJUSTED
       BY THE INCREASE OF THE ISRAELI CONSUMER PRICE
       INDEX, TOGETHER WITH AN OFFICE AND SECRETARIAL
       AND CAR SERVICES. SUCH REMUNERATION IS TO BE
       EFFECTIVE AS OF JULY 3, 2006.

02     TO APPROVE THE REMUNERATION OF DR. PHILLIP FROST          Mgmt          For                            For
       IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD
       OF TEVA AND CHAIRMAN OF THE BOARD S SCIENCE
       AND TECHNOLOGY COMMITTEE, IN AN AMOUNT OF THE
       NIS EQUIVALENT OF $275,000 PER ANNUM PLUS VAT,
       TO BE ADJUSTED BY THE INCREASE OF THE ISRAELI
       CONSUMER PRICE INDEX. SUCH REMUNERATION IS
       TO BE EFFECTIVE AS OF JULY 3, 2006.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932745081
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  17-Jul-2007
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION         Mgmt          For                            For
       THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER
       31, 2006, WHICH WAS PAID IN FOUR INSTALLMENTS
       AND AGGREGATED NIS 1.36 (APPROXIMATELY US$0.31)
       PER ORDINARY SHARE (OR ADR), BE DECLARED FINAL.

3A     TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.                  Mgmt          Against                        Against

3B     TO ELECT PROF. ROGER D. KORNBERG AS A DIRECTOR            Mgmt          For                            For

3C     TO ELECT PROF. MOSHE MANY AS A DIRECTOR.                  Mgmt          For                            For

3D     TO ELECT DAN PROPPER AS A DIRECTOR.                       Mgmt          For                            For

04     TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS'       Mgmt          For                            For
       LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS
       OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS
       FULLY DESCRIBED IN THE PROXY STATEMENT.

05     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF             Mgmt          For                            For
       PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM UNTIL THE 2008 ANNUAL MEETING
       OF SHAREHOLDERS AND TO AUTHORIZE THE AUDIT
       COMMITTEE TO DETERMINE THEIR COMPENSATION AND
       THE BOARD OF DIRECTORS TO RATIFY SUCH DETERMINATION.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  932918836
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  29-Jun-2008
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET AND CONSOLIDATED STATEMENTS OF
       INCOME FOR THE YEAR THEN ENDED.

02     APPROVE BOARDS' RECOMMENDATION THAT CASH DIVIDEND         Mgmt          For                            For
       FOR THE YEAR ENDED DECEMBER 31, 2007, WHICH
       WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED
       NIS 1.60 PER ORDINARY SHARE, BE DECLARED FINAL.

3A     TO ELECT ELI HURVITZ AS A DIRECTOR FOR A THREE-YEAR       Mgmt          For                            For
       TERM

3B     TO ELECT RUTH CHESHIN AS A DIRECTOR FOR A THREE-YEAR      Mgmt          For                            For
       TERM.

3C     TO ELECT HAROLD SNYDER AS A DIRECTOR FOR A THREE-YEAR     Mgmt          For                            For
       TERM.

3D     TO ELECT JOSEPH (YOSI) NITZANI AS DIRECTOR FOR            Mgmt          For                            For
       THREE-YEAR TERM.

3E     TO ELECT ORY SLONIM AS A DIRECTOR FOR A THREE-YEAR        Mgmt          For                            For
       TERM.

04     TO APPOINT DR. LEORA (RUBIN) MERIDOR AS A STATUTORY       Mgmt          For                            For
       INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM
       OF THREE YEARS.

05     APPROVE PURCHASE OF LIABILITY INSURANCE FOR               Mgmt          For                            For
       DIRECTORS, OFFICERS OF THE COMPANY AND ITS
       SUBSIDIARIES.

06     TO APPROVE AN INCREASE IN THE PER MEETING CASH            Mgmt          For                            For
       REMUNERATION PAID TO THE DIRECTORS TO NIS 7,226
       AND IN CERTAIN CASES, NIS 10,839.

07     APPROVE 2008 EMPLOYEE STOCK PURCHASE PLAN FOR             Mgmt          For                            For
       U.S. EMPLOYEES.

08     TO APPROVE KESSELMAN & KESSELMAN, AS INDEPENDENT          Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM AND TO DETERMINE
       THEIR COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  701388818
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10291                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to increase the capital of the Company,           Mgmt          For                            For
       with the issuance of new shares, through the
       capitalization of the portion of the special
       premium reserve corresponding to the tax break
       received by the subsidiaries of the Company
       during the 2006 FY, in the amount of BRL 37,815,374.94

2.     Amend Article 5 of the Corporate Bylaws, as               Mgmt          For                            For
       a result of the capital increase described
       in the Resolution above, with the share capital
       coming to be BRL 7,550,525,275.10




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  701453918
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10291                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Mar-2008
        ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to extend the Cooperation and Support             Mgmt          For                            For
       Agreement entered into between Telecom Italia
       S.P.A., Tim Celular S.A., Tim Nordeste S.A.,
       with the consent of the Company




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  701502002
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV10291                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.1    Approve the Board of Directors' report and the            Mgmt          For                            For
       Company's financial statements relating to
       the FYE 31 DEC 2007

A.2    Approve to allot the net profits from the 2007            Mgmt          Against                        Against
       FY and to distribute dividends

A.3    Elect the Members of the Finance Committee and            Mgmt          For                            For
       respective substitutes, and set their remuneration

E.1    Approve to increase the capital of the Company            Mgmt          For                            For

E.2    Approve to set the Global remuneration of the             Mgmt          For                            For
       Directors for the FYE 2008

E.3    Approve the newspapers in which Company notices           Mgmt          For                            For
       will be published




--------------------------------------------------------------------------------------------------------------------------
 ULTRAPETROL (BAHAMAS) LIMITED                                                               Agenda Number:  932752086
--------------------------------------------------------------------------------------------------------------------------
    Security:  P94398107                                                             Meeting Type:  Annual
      Ticker:  ULTR                                                                  Meeting Date:  08-Aug-2007
        ISIN:  BSP943981071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO VOTE FOR, AGAINST OR WITHHOLD FROM VOTING              Mgmt          For                            For
       ON THE APPROVAL OF THE FINANCIAL STATEMENTS
       OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER,
       2006 AND THE AUDITORS REPORT THEREON. APPROVAL
       OF THE AUDITED FINANCIAL STATEMENTS AND AUDITORS
       REPORT.

2A     RE-ELECTION OF THE DIRECTOR: FELIPE MENENDEZ              Mgmt          Against                        Against
       ROSS

2B     RE-ELECTION OF THE DIRECTOR: RICARDO MENENDEZ             Mgmt          Against                        Against
       ROSS

2C     RE-ELECTION OF THE DIRECTOR: JAMES F. MARTIN              Mgmt          For                            For

2D     RE-ELECTION OF THE DIRECTOR: KATHERINE A. DOWNS           Mgmt          For                            For

2E     RE-ELECTION OF THE DIRECTOR: LEONARD J. HOSKINSON         Mgmt          Against                        Against

2F     RE-ELECTION OF THE DIRECTOR: MICHAEL C. HAGAN             Mgmt          For                            For

2G     RE-ELECTION OF THE DIRECTOR: GEORGE WOOD                  Mgmt          For                            For

03     TO RATIFY AND CONFIRM ALL ACTS, TRANSACTIONS              Mgmt          For                            For
       AND PROCEEDINGS OF DIRECTORS, OFFICERS AND
       EMPLOYEES OF THE COMPANY FOR THE FINANCIAL
       YEAR ENDED 31 DECEMBER, 2006 AND INDEMNIFYING
       THE DIRECTORS, OFFICERS AND EMPLOYEES AGAINST
       ALL CLAIMS.

--------------------------------------------------------------------------------------------------------------------------
 URALKALIY JSC                                                                               Agenda Number:  70163621
--------------------------------------------------------------------------------------------------------------------------
   Security:   91688E107                                                             Meeting Type:  AGM
   Ticker:                                                                           Meeting Date:  18-Jun-2008
   ISIN:       US91688E1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                Proposal       Proposal Vote                  For/Against
                                                               Type                                          Management


1.     Approve the procedure for holding of the AGM of         Mgmt           For                            For
       the shareholders of OJSC Uralkali

2.     Approve the 2007 annual report of OJSC Uralkali         Mgmt           For                            For

3.     Approve the 2007 annual accounting statements of        Mgmt           For                            For
       OJSC Uralkali

4.     Approve the 2007 profit distribution of OJSC Uralkali   Mgmt           For                            For

5.     Elect the Members of the Audit Commission of OJSC       Mgmt           For                            For
       Uralkali

6.     Approve the Auditor of OJSC Uralkali                    Mgmt           For                            For

7.     Approve the participation in a non-profit organization  Mgmt           For                            For
       Russian Association of Fertilizers Producers

8.     Approve the Charter of OJSC Uralkali in the new version Mgmt           Against                        Against

9.     Approve the transactions with OJSC Ural Scientific &    Mgmt           For                            For
       Research and ProjectInstitute of Halurgy OAO Galurgia
       into which OJSC Uralkali may in the course of its usual
       business activity pursuant to item 6 of Article 83 of
       the Federal Law On Joint Stock Companies and which are
       the interested party transactions

10.    Approve the transactions with OOO Construction &        Mgmt           For                            For
       Installation Trust Berezniki Mines Construction Company
       and/or ZAO Novaya Nedvizhimost into which OJSC Uralkali
       may enter in the course of its usual business activity
       pursuant to item 6 of Article 83 of the Federal Law On
       Joint Stock Companies and which are the interested party
       transactions

11.    Approve the transactions with OOO Machine Building      Mgmt           For                            For
       Company KURS and/or OOO Construction & Installation Trust
       Berezniki Mines Construction Company and/or OOO Satellite
       -Service into which Uralkali may enter in the course of
       its usual business activity pursuant to item 6 of Article
       83 of the Federal Law On Joint Stock Companies and which
       are the interested party transactions

       Elect Nine Directors by Cumulative Voting

12.1   Elect Vladislav Baumgertner as director                  Mgmt           Against

12.2   Elect Yury Gavrilov as director                          Mgmt           Against

12.3   Elect Andrey Konogorov as director                       Mgmt           For

12.4   Elect Anatoly Lebedev as director                        Mgmt           Against

12.5   Elect Kuzma Marchuk as director                          Mgmt           Against

12.6   Elect Vladimir Ruga as director                          Mgmt           For

12.7   Elect Dmitry Rybolovlev as director                      Mgmt           Against

12.8   Elect Hans Juchum Horn as director                       Mgmt           For

12.9   Elect Ilya Yuzhanov as director                          Mgmt           For



--------------------------------------------------------------------------------------------------------------------------
 USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS                                           Agenda Number:  701434437
--------------------------------------------------------------------------------------------------------------------------
    Security:  P9632E117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  BRUSIMACNPA6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Establishment of the second program for the               Non-Voting
       distribution of securities in the total amount
       of BRL 2,000,000,000.00, and the definition
       of its characteristics [the Program]

2.     Authorization for the Executive Committee of              Non-Voting
       the Company to: a) take all measures with relation
       to the filing of the Program before the Securities
       Commission, or CVM, and the other agencies
       with jurisdiction; b) negotiate the model for
       the Deed of Issuance of the debentures; c)
       negotiate and sign any and all documentation
       related to the Program; d) hire financial institutions
       that are part of the securities distribution
       system to assist in the implementation of the
       Program; and e) ratify all the acts relative
       to the Program and the issuance that have been
       done previously by the Executive Committee

3.     Approval of the 4th issuance of debentures of             Non-Voting
       the Company and of the first in the framework
       of the Program, in the amount of up to BRL
       500,000,000.00, through the issuance of up
       to 5,000 simple, subordinate debentures of
       a single series, with a face value of BRL 100,000
       and a maturity of 5 years, for public distribution
       within the framework of the program, and the
       approval of the general characteristics of
       the issuance

4.     Delegation to the Board of Directors of the               Non-Voting
       Company of the authority that is described
       in Article 59(1) of Law Number 6404 of 15 DEC
       1976, to decide about certain conditions of
       the 1st issuance of debentures in the framework
       of the Program

5.     Ratification of the decisions made by the Board           Non-Voting
       of Directors relative to the Program and the
       issuance




--------------------------------------------------------------------------------------------------------------------------
 USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS                                           Agenda Number:  701538196
--------------------------------------------------------------------------------------------------------------------------
    Security:  P9632E117                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRUSIMACNPA6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 465309 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN               Non-Voting
       VOTE ON ITEMS 4 AND 5 ONLY. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Report of the Board of Directors, financial               Non-Voting
       statements for the FYE 31 DEC 2007

2.     Allocation of the net profit for the FYE and              Non-Voting
       ratification of the early distribution of interest
       over capital , intermediate and complementary,
       and of dividends, intermediate and complementary

3.     Setting of the total annual amount of remuneration        Non-Voting
       of the Members of the Board of Directors

4.     Elect the Members of the Board of Directors,              Mgmt          For                            For
       full and Alternate for the 2008 and 2010 2years
       period under the terms of National security
       council instruction 165, on 11 DEC 1991 and
       282 dated on 26 JUN 1998 the minimum percentage
       to require the cumulative voting is 5% of the
       voting capital

5.     Elect the full and substitute Members of the              Mgmt          For                            For
       Finance Committee

6.     Authorize Capitalization of reserves for bonus            Non-Voting
       issue

7.     Authorize bonus issuance of 50% for preferred             Non-Voting
       A and Preferred B Shareholders

8.     Amend Articles to reflect changes in capital              Non-Voting

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO S A DE C V                                                               Agenda Number:  701090677
--------------------------------------------------------------------------------------------------------------------------
    Security:  P98180105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Nov-2006
        ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Corporate Bylaws                                Mgmt          No vote

2.     Appoint or ratify the Members of the Board of             Mgmt          No vote
       Directors

3.     Appoint the Chairperson of the Audit Committee            Mgmt          No vote

4.     Appoint the Chairperson of the Corporate Practices        Mgmt          No vote
       Committee




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701105214
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Dec-2006
        ISIN:  CN000A0B9CD4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the issue of domestic listed Renminbi             Mgmt          No vote
       aRMBa denominated ordinary shares aA Sharesa
       by Weichai Power Co., Ltd. athe Companya to
       the shareholders of Torch Automobile Group
       Co., Ltd. aTAGCa aother than Weichai Powera
       aWeifanga Investment Co., Ltd. aInvestCoa as
       consideration for the merger by absorption
       of TAGC aMergera by share exchange, with the
       deregistration of TAGC at the same time, and
       the application for the listing of the A Shares
       on the Shenzhen Stock Exchange aIssue and Listinga
       by the Company as the surviving entity; and
       approve: a) the Merger by absorption by means
       of share exchange: the Company shall merge
       with and absorb TAGC by means of share exchange;
       as consideration for the Merger and share exchange,
       the Company shall issue the A Shares to the
       shareholders of TAGC aother than InvestCoa
       and, at the same time, TAGC shall be deregistered
       with the Company being the surviving entity,
       and the Company will apply for a listing on
       the Shenzhen Stock Exchange; for this purpose,
       the Company and TAGC have entered into the
       Merger Agreement between Weichai Power Co.,
       Ltd, and Torch Automobile Group Co.,Ltd athe
       Merger Agreementa; b) initial public offering
       of A Shares as follows: i) type of shares RMB
       denominated ordinary shares aA Sharesa; ii)
       nominal value RMB 1.00 per share; iii) place
       of listing is Shenzhen Stock Exchange; iv)
       number of number of shares to be issued: under
       the arrangements of the Merger, the Company
       shall issue 190,653,552 A Shares as consideration
       for the Merger; v) target of the issue: under
       the arrangements of the Merger, the target
       of the issue shall be the shareholders of TAGC
       aother than InvestCoa; vi) pricing: under the
       arrangements of the Merger, the price of the
       TAGC shares shall be RMB 5.80 per share and
       the price of the A Shares shall be RMB 20.47
       per share, the share exchange ratio shall be
       3.53:1, being one A Share to be issued for
       every 3.53 TAGC shares; vii) use of proceeds:
       since the A Shares shall be issued as the consideration
       for the Merger, no fund-raising will be involved;
       viii)distribution of retained profits prior
       to the issue: according to the Merger Agreement,
       if completion of the Merger does not occur
       by 30 APR 2007, the Board of Directors of Weichai
       Power may propose a final dividend for 2006
       a the dividend per share shall be referred
       to as the Final Dividend Per Weichai Sharea,
       subject to the approval by the 2006 AGM of
       the Company, provided that the amount of such
       final dividend shall not exceed that of the
       interim dividend paid by Weichai Power for
       2006; if the Weichai Power shall pay its final
       dividend, the Board of Directors of TAGC may
       also propose to pay final dividend for 2006
       at a rate per TAGC share equal to the amount
       of the Final Dividend Per Weichai Share divided
       by 3.53; the aforesaid arrangement of dividend
       distribution may only be implemented when both
       parties to the Merger are legally qualified
       to do so, save as aforesaid, the parties have
       agreed not to distribute their respective undistributed
       profits prior to the date of the completion
       of the Merger; the undistributed profits of
       the parties up to the date of completion of
       the Merger shall belong to all the shareholders
       of the Company after completion of the Merger;
       ix) effective period of this resolution: this
       resolution shall be effective from a period
       of 12 months from the date of the passing of
       this resolution; x) others: after the completion
       of the Merger and the Issue and Listing, the
       Company s domestic shares and unlisted foreign
       shares shall become Listed A Shares; and xi)authorization:
       authorize the Board of Directors of the Company
       and its authorized representative(s) to do
       and process procedures relating to the approval,
       registration, filing, ratification and application
       for share listing with relevant domestic and
       Overseas Government Authorities and Regulatory
       Departments in respect of the implementation
       of the Merger and the Issue and Listing; to
       execute, implement, amend and complete documents,
       contracts or agreements to be submitted to
       relevant domestic and Overseas Governments,
       Authorities, Organizations and Individuals;
       to do all acts and matters that any of them
       deems necessary or appropriate for the implementation
       of the Merger and the Issue and Listing, and
       to process and amend the relevant business
       registration after the completion of the Merger
       and the Issue and Listing




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701120278
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Dec-2006
        ISIN:  CN000A0B9CD4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 348051 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.A    Approve the Supplemental Agreement to the General         Mgmt          No vote
       Services Agreement dated 12 NOV 2006 referred
       to in the Section Headed 1, Weichai Power Continuing
       Connected Transactions-I.1. Provision of general
       services by Weichai Factory to Weichai Power
       in the section headed II. continuing connected
       transactions of the Enlarged Group after the
       Merger Proposal in the Letter from the Board
       as specified relating to the provision of general
       services by Weichai Factory aas specifieda
       to the Company and the amount of RMB 7 million,
       RMB 7.5 million and RMB 8 million for the 3
       years ending 31 DEC 2009, respectively abeing
       the New Caps aas specifiedaa

1.B    Approve the Supplemental Agreement to the Utility         Mgmt          No vote
       Services Agreement dated 12 NOV 2006 referred
       to in the Section Headed 1. Weichai Power Continuing
       Connected Transactions-I.2. Supply and/or connection
       of the utilities by Weichai Factory to Weichai
       Power in the section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the supply
       and/or connection of utilities by Weichai Factory
       aas specifieda to the Company and the amount
       of RMB 110 million, RMB 125 million and RMB
       140 million for the 3 years ending 31 DEC 2009,
       respectively abeing the New Caps aas specifiedaa

1.c    Approve the Supplemental Agreement to the Framework       Mgmt          No vote
       Agreement dated 12 NOV 2006 referred to in
       the Section Headed 1. Weichai Power Continuing
       Connected Transactions-I.3. Supply of WD615
       Engines by Weichai Factory to Weichai Power
       in the section headed II. continuing connected
       transactions of the Enlarged Group after the
       Merger Proposal in the Letter from the Board
       as specified relating to the supply of WD615
       Engines by Weichai Factory aas specifieda by
       the Company to Weichai Factory aas specifieda
       and the amount of RMB 26 million, RMB 29 million
       and RMB 34 million for the 3 years ending 31
       DEC 2009, respectively abeing the New Caps
       aas specifiedaa

1.D    Approve the Supplemental Agreement to the Finished        Mgmt          No vote
       Diesel Engine Parts Supply Agreement dated
       12 NOV 2006 referred to in the Section Headed
       1. Weichai Power Continuing Connected Transactions-I.4
       supply of finished diesel engines parts by
       Weichai Factory to Weichai Power in the section
       headed II. continuing connected transactions
       of the Enlarged Group after the Merger Proposal
       in the Letter from the Board as specified relating
       to the supply of finished diesel engines parts
       by Weichai Factory aas specifieda to the Company
       and the amount of RMB 136 million, RMB 160
       million and RMB 185 million for the 3 years
       ending 31 DEC 2009, respectively abeing the
       New Caps aas specifiedaa

1.E    Approve the Supplemental Agreement to the Finished        Mgmt          No vote
       Diesel Engine Parts Supply Agreement dated
       12 NOV 2006 referred to in the Section Headed
       1. Weichai Power Continuing Connected Transactions-I.4
       supply of finished diesel engines parts by
       Weichai Factory to Weichai Power in the section
       headed II. continuing connected transactions
       of the Enlarged Group after the Merger Proposal
       in the Letter from the Board as specified relating
       to the supply of finished diesel engines parts
       by Weichai Factory aas specifieda to the Company
       and the amount of RMB 136 million, RMB 160
       million and RMB 185 million for the 3 years
       ending 31 DEC 2009, respectively abeing the
       New Caps aas specifiedaa

1.F    Approve the Supplemental Agreement to the Master          Mgmt          No vote
       Sales and Warranty Period Repair Services Agreement
       dated 12 NOV 2006 referred to in the Section
       Headed 1. Weichai Power Continuing Connected
       Transactions-I.6 provision of sales and warranty
       period repair services by Weichai Factory to
       Weichai Power in the section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the provision
       of sales and warranty repair services by the
       Company to Weichai Factory aas specifieda and
       the amount of RMB 11.5 million, RMB 13 million
       and RMB 15 million for the 3 years ending 31
       DEC 2009, respectively abeing the New Caps
       aas specifiedaa

1.G    Approve the Supplemental Agreement to the General         Mgmt          No vote
       Services Agreement dated 12 NOV 2006 referred
       to in the Section Headed 1. Weichai Power Continuing
       Connected Transactions-II.1. provision of general
       services by Chongqing Weichai to Weichai Power
       in the section headed II. continuing connected
       transactions of the Enlarged Group after the
       Merger Proposal in the Letter from the Board
       as specified relating to the provision of general
       services by Chongqing Weichai aas specifieda
       to the Company and the amount and the amount
       of RMB 8.5 million, RMB 9.5 million and RMB
       10.5 million for the 3 years ending 31 DEC
       2009, respectively abeing the New Caps aas
       specifiedaa

1.H    Approve the Supplemental Agreement to the Utility         Mgmt          No vote
       Services Agreement dated 12 NOV 2006 referred
       to in the Section Headed 1. Weichai Power Continuing
       Connected Transactions-II.2 Supply and/or connection
       of the utilities by Chongqing Weichai to Weichai
       Power in the section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the supply
       and/or connection of utilities by Chongqing
       Weichai aas specifieda to the Company and the
       amount of RMB 16 million, RMB 17 million and
       RMB 18 million for the 3 years ending 31 DEC
       2009, respectively abeing the New Caps aas
       specifiedaa

1.I    Approve the Supplemental Agreement to the Processing      Mgmt          No vote
       Agreement dated 12 NOV 2006 referred to in
       the Section Headed 1. Weichai Power Continuing
       Connected Transactions-III.3. provisions of
       processing services by Chongqing Weichai to
       Weichai Power in the section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the provision
       of processing services by Chongqing Weichai
       aas specifieda to the Company and the amount
       of RMB 70 million, RMB 80 million and RMB 90
       million for the 3 years ending 31 DEC 2009,
       respectively abeing the New Caps aas specifiedaa

1.J    Approve the Supplemental Agreement to the Framework       Mgmt          No vote
       Agreement dated 12 NOV 2006 referred to in
       the Section Headed 1. Weichai Power Continuing
       Connected Transactions-III. continuing connected
       transactions between Weichai Power and the
       Guangxi Liugong Machinery in the Section headed
       II. continuing connected transactions of the
       Enlarged Group after the Merger Proposal in
       the Letter from the Board as specified relating
       to the supply of WD615 Engines aas specifieda
       and parts by the Company to Guangxi Liugong
       Machinery aas specifieda and the amount of
       RMB 500 million, RMB 520 million and RMB 610
       million for the 3 years ending 31 DEC 2009,
       respectively abeing the New Caps aas specifiedaa

1.K    Approve the Supplemental Agreement to the Framework       Mgmt          No vote
       Agreement dated 12 NOV 2006 referred to in
       the Section Headed 1. Weichai Power Continuing
       Connected Transactions-IV. continuing connected
       transactions between Weichai Power and the
       Fujian Longgong in the Section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the supply
       diesel engine and the parts b y the Company
       to Fujian Longgong aas specifieda and the amount
       of RMB 135 million, RMB 150 million and RMB
       165 million for the 3 years ending 31 DEC 2009,
       respectively abeing the New Caps aas specifiedaa

1.L    Approve the Supplemental Agreement to the Framework       Mgmt          No vote
       Agreement dated 12 NOV 2006 referred to in
       the Section Headed 1. Weichai Power Continuing
       Connected Transactions- V. continuing connected
       transactions between Weichai Power to Shanghai
       Longgong in the Section headed II. continuing
       connected transactions of the Enlarged Group
       after the Merger Proposal in the Letter from
       the Board as specified relating to the supply
       diesel engine and the parts by the Company
       to Shanghai Longgong aas specifieda and the
       amount of RMB 500 million, RMB 520 million
       and RMB 570 million for the 3 years ending
       31 DEC 2009, respectively abeing the New Caps
       aas specifiedaa

S.2    Approve to issue the domestic listed Renminbi             Mgmt          No vote
       aRMBa denominated ordinary shares aA Sharesa
       by Weichai Power Co., Ltd. athe Companya to
       the shareholders of Torch Automobile Group
       Co., Ltd. aTAGCa aother than Weichai Powera
       aWeifanga Investment Co., Ltd. aInvestCoa as
       consideration for the merger by absorption
       of TAGC aMergera by share -e exchange, with
       the deregistration of TAGC at the same time,
       and the application for the listing of the
       A Shares on the Shenzhen Stock Exchange aIssue
       and Listinga by the Company as the surviving
       entity; and approve: a) the Merger by absorption
       by means of share exchange as specified; b)
       initial public offering of A Shares as specified;
       and authorize the Board of Directors of the
       Company and its authorized representative(s)
       to do and process procedures relating to the
       approval, registration, filing, ratification
       and application for share listing with relevant
       domestic and Overseas Government Authorities
       and Regulatory Departments in respect of the
       implementation of the Merger and the Issue
       and Listing; to execute, implement, amend and
       complete documents, contracts or agreements
       to be submitted to relevant domestic and Overseas
       Governments, Authorities, Organizations and
       Individuals; to do all acts and matters that
       any of them deems necessary or appropriate
       for the implementation of the Merger and the
       Issue and Listing, and to process and amend
       the relevant business registration after the
       completion of the Merger and the Issue and
       Listing

S.3    Approve the amendments to the Weichai Power               Mgmt          No vote
       Articles aas specifieda

       PLEASE NOTE THAT IF YOU WISH TO VOTE FOR THE              Non-Voting
       APPOINTMENT OF ANY NOMINEE DIRECTOR, PLEASE
       INDICATE CLEARLY THE NUMBER OF VOTES YOU WISH
       TO CAST FOR SUCH NOMINEE DIRECTOR. ACCORDING
       TO ARTICLE 95 OF THE ARTICLES OF ASSOCIATION
       OF THE COMPANY, THE CUMULATIVE VOTING SYSTEMS
       IS ADOPTED IN THE ELECTION OF TWO OR MORE DIRECTORS.
       THEREFORE THE TOTAL NUMBER OF VOTES YOU HAVE
       SHALL BE EQUIVALENT TO THE PRODUCT OF THE NUMBER
       OF SHARES YOU HOLD AND THE TOTAL NUMBER OF
       THE DIRECTORS TO BE ELECTED ON TO THE BOARD
       aI.E. IN THIS CASE IS 3a. YOU ARE ENTITLED
       TO CAST ALL YOUR VOTES TOWARDS ONE SINGLE NOMINEE
       DIRECTOR OR DISTRIBUTE YOUR VOTES AMONG THE
       NOMINEE DIRECTORS AT YOUR DISCRETION. IF YOU
       DO NOT WISH TO VOTE FOR A NOMINEE DIRECTOR,
       PLEASE ENTER  0  IN THE RELEVANT BOX. FAILURE
       TO ENTER THE NUMBER OF VOTES IN ANY BOX, TO
       THE EXTENT THAT THERE ARE UNEXERCISED VOTE(S),
       WILL ENTITLE YOUR PROXY TO CAST SUCH UNEXERCISED
       VOTE(S) AT HIS DISCRETION. THANK YOU.

4.A    Appoint Mr. Gu Linsheng as an Independent Non-Executive   Mgmt          No vote
       Director of the Company for a term as from
       the date of completion of the Merger Proposal
       aas specifieda aif completeda until 17 DEC
       2008 aboth dates inclusivea

4.B    Appoint Mr. Li Shihao as an Independent Non-Executive     Mgmt          No vote
       Director of the Company for a term as from
       the date of completion of the Merger Proposal
       aas specifieda aif completeda until 17 DEC
       2008 aboth dates inclusivea

4.c    Appoint Mr. Liu Zheng as an Independent Non-Executive     Mgmt          No vote
       Director of the Company for a term as from
       the date of completion of the Merger Proposal
       aas specifieda aif completeda until 17 December
       2008 aboth dates inclusivea




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701296445
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  CN000A0B9CD4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 389981 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report of the Company for              Mgmt          No vote
       the YE 31 DEC 2006

2.     Approve the report of the Board of Directors              Mgmt          No vote
       of the Company for the YE 31 DEC 2006

3.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of the Company for the YE 31 DEC 2006

4.     Receive the audited financial statements of               Mgmt          No vote
       the Company and the Auditors  report for the
       YE 31 DEC 2006

5.     Re-appoint Shandong Zheng Yuan Hexin Accountants          Mgmt          No vote
       Limited as the PRC Auditors of the Company
       and authorize the Directors to determine their
       remuneration

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote
       as the Non-PRC Auditors of the Company and
       authorize the Directors to determine their
       remuneration

7.     Approve the granting of a mandate to the Board            Mgmt          No vote
       of Directors for payment of interim dividend
       aif anya to the shareholders of the Company
       for the year ending 31 DEC 2007

8.     Approve the report of the Board of Directors              Mgmt          No vote
       of Torch Automobile Group Company Limited for
       the YE 31 DEC 2006

9.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of Torch Automobile Group Company Limited for
       the YE 31 DEC 2006

10.    Approve the report of the audited financial               Mgmt          No vote
       statements and the Auditors  report of Torch
       Automobile Group Company Limited for the YE
       31 DEC 2006

11.    Approve any profit distribution of Torch Automobile       Mgmt          No vote
       Group Company Limited for the YE 31 DEC 2006

12.    Approve the Rules for the shareholders  meetings          Mgmt          No vote
       of Weichai Power Company Limited

13.    Approve the Rules for the Board meetings of               Mgmt          No vote
       Weichai Power Company Limited

14.    Approve the Rules for the meetings of the Supervisory     Mgmt          No vote
       Committee of Weichai Power Company Limited

15.    Approve the Regulations for the Strategic Development     Mgmt          No vote
       and Investment Committee of the Board of Directors
       of Weichai Power Company Limited

16.    Approve the Regulations for the Audit Committee           Mgmt          No vote
       of the Board of Directors of Weichai Power
       Company Limited

17.    Approve the Regulations for the Remuneration              Mgmt          No vote
       Committee of the Board of Directors of Weichai
       Power Company Limited

18.    Approve the Regulations for the Nomination Committee      Mgmt          No vote
       of the Board of Directors of Weichai Power
       Company Limited

19.    Approve the Decision Making System in respect             Mgmt          No vote
       of connected transactions of Weichai Power
       Company Limited

20.    Approve the Decision Making System in respect             Mgmt          No vote
       of investments and operations of Weichai Power
       Company Limited

21.    Approve the final profit distribution of the              Mgmt          No vote
       Company recommended by the Board of Directors
       for the YE 31 DEC 2006

S.22   Authorize the Board of the Directors to separately        Mgmt          No vote
       or concurrently allot, issue and deal with
       additional A Shares and/or H Shares and to
       make or grant offers, agreements and/or options
       in respect thereof, subject to the following
       conditions: a) the general mandate shall not
       extend beyond the relevant period save that
       the Board of Directors may during the relevant
       period make or grant offers, agreements and/or
       options which may require the exercise of such
       power after the end of the relevant period;
       b) the aggregate nominal amount of the A Shares
       and the H Shares allotted and issued or agreed
       conditionally or unconditionally to be allotted
       and issued awhether pursuant to an option or
       otherwisea by the Board of Directors aotherwise
       than pursuant to any scrip dividend scheme
       aor similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividenda, any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Companya shall not
       exceed: i) 20% of the aggregate nominal amount
       of the A Shares in issue; and ii) 20% of the
       aggregate nominal amount of the H Shares in
       issue, respectively, in each case as at the
       date of passing of this resolution; and c)
       the Board of Directors will only exercise its
       power under the general mandate in accordance
       with the Company Law of the People s Republic
       of China athe PRC, which for the purpose of
       this resolution excludes the Hong Kong Special
       Administrative Region aHong Konga, the Macau
       Special Administrative Region and Taiwana and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       aas may be amended from time to timea and,
       if required, only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained aprovided that in the event that
       A Shares are to be issued pursuant to the General
       Mandate, and if the then applicable laws and
       regulations of the PRC require such issue to
       be approved by the shareholders of the Company,
       further meeting(s) of the shareholders of the
       Company will be convened to consider and approve
       such A Share issue; and in the event that the
       general mandate is not approved by the relevant
       regulatory authorities in the PRC in respect
       of the issue of A Shares, the general mandate
       shall be limited to the issue of H Shares onlya;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company by the Memorandum and Articles
       of Association of the Company or any applicable
       Law of the Cayman Islands to be helda; contingent
       on the Board of Directors resolving to exercise
       the general mandate and/or issue shares pursuant
       to this resolution above, authorize the Board
       of Directors: a) to approve, execute and do,
       and/or procure to be executed and done, all
       such documents, deeds and matters which it
       may consider necessary in connection with the
       exercise of the general mandate and/or the
       issue of shares, including but not limited
       to the time, price and quantity of and the
       place for such issue, to make all necessary
       applications to the relevant authorities, and
       to enter into underwriting agreement(s) or
       any other agreement(s); b) to determine the
       use of proceeds and to make all necessary filings
       and registration with the relevant authorities
       in the PRC, Hong Kong and/or any other places
       and jurisdictions aas appropriatea; and c)
       to increase the registered capital of the Company
       and make all necessary amendments to the Articles
       of Association of the Company to reflect such
       increase and to register the increased capital
       with the relevant authorities in the PRC, Hong
       Kong and/or any other places and jurisdictions
       aas appropriatea as so to reflect the new capital
       and/or share capital structure of the Company

S.23   Authorize the Chairman of the Board of Directors          Mgmt          No vote
       and the Chief Financial Officer to issue short
       term debentures athe Debenture Issuea and,
       in accordance with the opinion of the approving
       authorities and the relevant law and regulations,
       to determine the terms of and implement the
       Debenture Issue including, but not limited
       to, the determination of the actual issue amount,
       interest rate and the term and to execute the
       relevant documents; and the Debenture Issue
       shall be on the specified terms

S.24   Amend Article 7, Sub-Clause (4) of Article 54,            Mgmt          No vote
       Article 64, Article 73, Article 74, Article
       113, Sub-Clause (2) of Article 123 and Article
       126 of the Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701341163
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Aug-2007
        ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 405426 DUE TO RECEIPT OF ADDITONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve: the Qingdao Hongben Share Transfer               Mgmt          For                            For
       Agreements [as defined in the circular (the
       Circular) of the Company of which this notice
       forms part] referred to in the specified section;
       b) the Hangzhou Hongyuan Machinery Share Transfer
       Agreements [as defined in the circular (the
       Circular) of the Company of which this notice
       forms part] referred to in the specified section;
       c) the Hangzhou Hongyuan Sports Share Transfer
       Agreements [as defined in the circular (the
       Circular) of the Company of which this notice
       forms part] referred to in the specified section;
       d) the Kunshan Hongyuan Share Transfer Agreements
       [as defined in the circular (the Circular)
       of the Company of which this notice forms part]
       referred to in the specified section; e) the
       Tianjin Hongben Share Transfer Agreements [as
       defined in the circular (the Circular) of the
       Company of which this notice forms part] referred
       to in the specified section; f) the Tianjin
       Hongning Share Transfer Agreements [as defined
       in the circular (the Circular) of the Company
       of which this notice forms part] referred to
       in the specified section; and g) the Tangshan
       Hongben Share Transfer Agreements [as defined
       in the circular (the Circular) of the Company
       of which this notice forms part], referred
       to in the specified section

2.     Approve that the Parts and Components Sale Agreement      Mgmt          For                            For
       referred to in the Section headed "A.I.1 Sale
       of parts and components of transmissions by
       SFGC to Fast Transmission as specified

3.     Approve that the Parts and Components Purchase            Mgmt          For                            For
       Agreement referred to in the Section headed
       "A.I.2 Purchase of parts and components of
       transmissions by SFGC to Fast Transmission"
       as specified

4.     Approve that the Vehicles, Parts and Components           Mgmt          For                            For
       and Raw Materials and Provision of Heat Processing
       Service Agreement referred to in the section
       headed "A.II.1 Sale of vehicles and parts and
       components and raw materials to vehicles and
       provision of heat processing by Shaanxi Zhongqi,
       Hande Axle and Jinding [as the case may be]
       to Shaanxi Automobile and its associates [as
       the case may be]" as specified

5.     Approve that the Parts and Components and Scrap           Mgmt          For                            For
       Steel Purchase Agreement referred to in section
       "A.II.2 Purchase of parts and components of
       vehicles and scrap steel by Shaanxi Zhongqi,
       Hande Axle and Jinding [as the case may be]
       from Shaanxi Automobile's associates" as specified

6.     Approve that the Off-Road Vehicles Sale Agreement         Mgmt          For                            For
       referred to in the section headed "A.III.1
       Sale of off-road vehicles by DFOVCL to Dong
       Feng Automotive" as specified

7.     Approve that the Parts and Components Purchase            Mgmt          For                            For
       Agreement referred to in the section headed
       "A.III.2 Purchase of parts and components of
       off-road vehicles by DFOVCL from Dong Feng
       Automotive" as specified




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701403545
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Dec-2007
        ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       each of the class and nominal value of A shares
       to be issued

S.1.B  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       number of A shares to be issued

S.1.C  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the method of price determination

S.1.D  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the target investors of the issue

S.1.E  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the mode of the Issue

S.1.F  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the place of listing of the A Shares

S.1.G  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the use of proceeds of the Issue

S.1.H  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the validity period of the resolution approving
       the issue

S.1.I  Approve the proposal for the issue [the "Issue"]          Mgmt          For                            For
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the distribution of accumulated profits of
       the Company prior to completion of the issue

S.2    Approve the usage of proceeds of the issue of             Mgmt          Against                        Against
       new A shares, in respect of the feasibility
       of the projects, [being ordinary shares in
       the share capital of the Company with a Renminbi
       denominated par value of RMB 1.00 each, to
       be traded in Renminbi and listed on The Shenzhen
       Stock Exchange]

S.3    Authorize the Board of Directors to deal with             Mgmt          For                            For
       the relevant matters regarding the issue of
       A shares [being ordinary shares in the share
       capital of the Company with a Renminbi denominated
       par value of RMB 1.00 each, to be traded in
       Renminbi and listed on The Shenzhen Stock Exchange]

4.     Approve the Rules for the Management of the               Mgmt          Against                        Against
       Use of Proceeds of Weichai Power Co., Ltd

5.     Approve the Explanation of the Previous Use               Mgmt          Against                        Against
       of Proceeds of the Board of Directors of Weichai
       Power Co., Ltd




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701570310
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of the Company for              Mgmt          For                            For
       the year ended 31 DEC 2007

2.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and the Auditors' report for the
       YE 31 DEC 2007

5.     Approve the report of the audited financial               Mgmt          For                            For
       statements and the Auditors' report of the
       Company for the YE 31 DEC 2007

6.     Approve the distribution of profit to the shareholders    Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

7.     Re-appoint Shandong Zheng Yuan Hexin Accountants          Mgmt          For                            For
       Limited as the PRC Auditors of the Company
       and authorize the Directors to determine their
       remuneration

8.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the non-PRC Auditors of the Company and
       authorize the Directors to determine their
       remuneration

9.     Authorize the Board of Directors for payment              Mgmt          For                            For
       of interim dividend [if any] to the shareholders
       of the Company for the YE 31 DEC 2008

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       [the Existing Articles] by changing the name
       for "Weifang Diesel Factory" to "Weichai Group
       Holdings Limited and by replacing the 1st paragraph
       of Article 7, as specified

S.11   Authorize the Board of the Directors to separately        Mgmt          Against                        Against
       or concurrently allot, issue and deal with
       additional A Shares and/or H Shares and to
       make or grant offers, agreements and/or options
       in respect thereof, subject to the following
       conditions: a) the general mandate shall not
       extend beyond the relevant period save that
       the Board of Directors may during the relevant
       period make or grant offers, agreements and/or
       options which may require the exercise of such
       power after the end of the relevant period;
       b) the aggregate nominal amount of the A Shares
       and the H Shares allotted and issued or agreed
       conditionally or unconditionally to be allotted
       and issued [whether pursuant to an option or
       otherwise] by the Board of Directors [otherwise
       than pursuant to any scrip dividend scheme
       [or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend], any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Company] shall not
       exceed 20% of the aggregate nominal amount
       of the A and H Shares in issue, respectively,
       in each case as at the date of passing of this
       resolution; and c) the Board of Directors will
       only exercise its power under the general mandate
       in accordance with the Company Law of the People's
       Republic of China [the PRC, which for the purpose
       of this resolution excludes the Hong Kong Special
       Administrative Region [Hong Kong], the Macau
       Special Administrative Region and Taiwan] and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as may be amended from time to time] and,
       if required, only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained [provided that in the event that
       A Shares are to be issued pursuant to the General
       Mandate, and if the then applicable laws and
       regulations of the PRC require such issue to
       be approved by the shareholders of the Company,
       further meeting(s) of the shareholders of the
       Company will be convened to consider and approve
       such a share issue; and in the event that the
       general mandate is not approved by the relevant
       regulatory authorities in the PRC in respect
       of the issue of A Shares, the general mandate
       shall be limited to the issue of H Shares only];
       [Authority expires the earlier of the conclusion
       the conclusion of the next AGM of the Company
       following the passing of this special resolution,
       unless, by a special resolution passed at that
       meeting, the General Mandate is renewed, either
       unconditionally or subject to conditions or
       the expiry of the period within which the next
       AGM is required by the Articles of Association
       of the Company or any applicable law to be
       held]; and, authorize the Board of Directors,
       contingent on the Board of Directors resolving
       to exercise the general mandate and/or issue
       shares pursuant to this resolution above: a)
       to approve, execute and do, and/or procure
       to be executed and done, all such documents,
       deeds and matters which it may consider necessary
       in connection with the exercise of the general
       mandate and/or the issue of shares, including
       but not limited to the time, price and quantity
       of and the place for such issue, to make all
       necessary applications to the relevant authorities,
       and to enter into underwriting agreement(s)
       or any other agreement(s); b) to determine
       the use of proceeds and to make all necessary
       filings and registration with the relevant
       authorities in the PRC, Hong Kong and/or any
       other places and jurisdictions [as appropriate];
       and c) to increase the registered capital of
       the Company and make all necessary amendments
       to the Articles of Association of the Company
       to reflect such increase and to register the
       increased capital with the relevant authorities
       in the PRC, Hong Kong and/or any other places
       and jurisdictions [as appropriate]




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932923483
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Consent
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF WBD FOODS OJSC ANNUAL REPORT: BE              Mgmt          For
       IT RESOLVED THAT WBD FOODS OJSC ANNUAL REPORT,
       PREPARED ON THE BASIS OF ACCOUNTING DATA ACCORDING
       TO RUSSIAN STANDARDS FOR Y2007, BE APPROVED.

02     APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS,              Mgmt          For
       INCLUDING THE INCOME STATEMENT, (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC: BE IT RESOLVED
       THAT THE Y2007 ANNUAL FINANCIAL STATEMENTS,
       INCLUDING THE INCOME STATEMENT (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC, BE APPROVED.

03     ALLOCATION OF THE PROFIT (INCLUDING PAYMENT/DECLARATION   Mgmt          For
       OF DIVIDENDS) AND LOSSES OF WBD FOODS OJSC:
       THE PART OF NET PROFIT REFLECTED IN Y2007 FINANCIAL
       STATEMENTS IN ACCORDANCE WITH RUSSIAN STANDARDS,
       IN THE AMOUNT OF 9 897 017 RUR 16 KOP. BE TRANSFERRED
       TO THE RESERVE FUND. THE REST OF THE NET PROFIT
       IN THE AMOUNT OF 967 589 417 RUR 82 KOP. BE
       UNALLOCATED. NOT TO DECLARE PAYMENT OF DIVIDENDS.

04     APPROVAL OF ERNST & YOUNG LLC AS WBD FOODS OJSC           Mgmt          For
       AUDITOR FOR 2008.

06     APPROVAL OF CHANGE OF THE AMOUNT OF THE BOARD             Mgmt          For
       OF DIRECTOR MEMBER COMPENSATION.

7A     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: GAVRILENKO, LESYA MIKHAILOVNA

7B     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DAVIDIUK, ALEXANDER ANATOLIEVICH

7C     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DZHEMELINSKAYA, VICTORIA VALERIEVNA

7D     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: IESHKINA, IRINA NIKOLAEVNA

7E     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: NAZAROVA, TATIANA ANATOLIEVNA

7F     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: KOZLOVA, ELENA ALEKSEEVNA

7G     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: POPOV, ALEXANDER DMITRIEVICH

08     APPROVAL OF THE COMPANY'S AMENDED CHARTER.                Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932935907
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Annual
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          For
       OF DIRECTORS: DE SELLIERS, GUY

5B     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: DUBININ, MIKHAIL VLADIMIROVICH

5C     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: O'NEIL, MICHAEL

5D     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: ORLOV, ALEKSANDR SERGEEVICH

5E     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: PLASTININ, SERGEI ARKADIEVICH

5F     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YUSHVAEV, GAVRIL ABRAMOVICH

5G     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: IAKOBACHVILI, DAVID

5H     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YASSIN, EVGENY GRIGORIEVICH

5I     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: RHODES, MARCUS J.

5J     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: KOSTIKOV, IGOR VLADIMIROVICH

5K     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: VINCENT, JACQUES




--------------------------------------------------------------------------------------------------------------------------
 WOONGJIN THINKBIG CO LTD                                                                    Agenda Number:  701473314
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9692W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Mar-2008
        ISIN:  KR7095720009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the first balance sheet, income statement,        Mgmt          For                            For
       proposed disposition of retained earning

2.     Elect the 1 Executive Director                            Mgmt          For                            For

3.     Approve the Stock Option for unregistered Directors       Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

5.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MINING CO LTD                                                                  Agenda Number:  701067654
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2006
        ISIN:  CN0009131243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: the agreement entered into            Mgmt          No vote
       between the Company and the controlling shareholder
       on 18 AUG 2006 for the acquisition and all
       the transactions contemplated under the agreement;
       and the execution of the agreement by the Directors
       of the Company and authorize the Directors
       of the Company to do all such acts and things
       and to sign and execute all documents and to
       take such steps as the Directors of the Company
       or any one of them  may in their absolute
       discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the agreement or any of
       the transactions contemplated thereunder and
       all other matters incidental thereto

2.     Appoint Mr. Zhang Baocai as a Non-Independent             Mgmt          No vote
       Director of the Company, with effect from the
       conclusion of the EGM until the close of the
       general meeting in which the Directors for
       the fourth session of the Board are elected

S.3    Amend the Sub-Paragraph 2 of Article 12 of the            Mgmt          No vote
       Articles of Association of the Company as specified
       and authorize the Directors of the Company
       or any one of them  to do all such things
       as necessary in connection with such amendment



Hansberger International Core Fund
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701212588
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 378755, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the consolidated               Mgmt          Abstain                        Against
       financial statements, the Group Auditors  report,
       the annual financial statements and the Auditors
       report for the fiscal 2006

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2006

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the persons entrusted with Management for fiscal
       2006

4.     Approve to release CHF 300,000,000 of the othre           Mgmt          For                            For
       reserves to retained earnings and that out
       of the profit available to the AGM, a dividend
       of CHF 0.24 gross per registered share be distributed,
       payable as of 8 MAY 2007; calculated on the
       total number of issued shares of 2,187,756,317,
       this correcponds to a maximum total amount
       of CHF 525,061,516

5.     Amend the Articles of Incorporation with a new            Mgmt          For                            For
       Article 4, as specified: creation of authorized
       share capital

6.a    Re-elect Mr. Roger Agnelli to the Board of Director,      Mgmt          For                            For
       for 1 year, until the AGM 2008

6.b    Re-elect Mr. Louis R. Hughes, to the Board of             Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.c    Re-elect Mr. Hans Ulrich Marki, to the Board              Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.d    Re-elect Mr. Michel De Rosen, to the Board of             Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.e    Re-elect Mr. Michael Treschow, to the Board               Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.f    Re-elect Mr. Bernd W. Voss, to the Board of               Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.g    Re-elect Mr. Jacob Wallenberg, to the Board               Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.H    Elect Mr. Hubertus Von Grunberg, to the Board             Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

7.     Elect Ernst & Young AG as the Auditors and the            Mgmt          For                            For
       Group Auditors for fiscal 2007 and OBT AG as
       the Special Auditors to fulfill the required
       tasks in connection with capital increase

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701537194
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444950, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and consolidated financial      Mgmt          Abstain                        Against
       statements; the Group Auditor's report; annual
       financial statements; the Auditor's report
       for the fiscal 2007

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2007

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the persons entrusted with Management

4.     Approve to release CHF 2,086,682,937 of the               Mgmt          For                            For
       legal reserves and allocate those released
       to other reserves and to carry forward the
       available earnings in the amount of CHF 1,77,263,198

5.     Approve to create additional contingent share             Mgmt          For                            For
       capital in an amount not to exceed CHF 500,000,000
       enabling the issuance of up to 200,000,000
       ABB Ltd shares with a nominal value of CHF
       2.50 each by amending the first 3 Paragraphs
       of Article 4bis of the Articles of Incorporation
       [as specified]

6.     Approve to reduce the share capital of CHF 5,790,037,755.00Mgmt          For                            For
       by CHF 1,111,687,248.96 to CHF 4,678,350,506.04
       by way of reducing the nominal value of the
       registered Shares from CHF 2.50 by CHF 0.48
       to CHF 2.02 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the the Auditors, that
       the claims of the creditors are fully covered
       notwithstanding the capital reduction; to amend
       the Article 4 Paragraph 1 of the Articles of
       Incorporation according to the specified wording
       as per the date of the entry of the capital
       reduction in the commercial register as specified;
       to amend the Article 4bis Paras 1 and 4 of
       the Articles of Incorporation, correspondingly
       reflecting the reduced nominal value of the
       registered shares from CHF 2.50 by CHF 0.48
       to CHF 2.02, as per the date of the entry of
       the capital reduction in the commercial register

7.     Amend the Article 13 Paragraph 1 of the Articles          Mgmt          For                            For
       of Incorporation [as specified]

8.     Amend the Article 8 Paragraph 1, 19i], 20, 22             Mgmt          For                            For
       Paragraph.1, and 28 of the Articles of Incorporation
       [as specified]

9.1    Elect Mr. Hubertus Von Grunberg, German to the            Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.2    Elect Mr. Roger Agnelli, Brazilian, to the Board          Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.3    Elect Mr. Louis R. Hughes, American, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.4    Elect Mr. Hans Ulrich Marki Swiss, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.5    Elect Mr. Michel De Rosen, French, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.6    Elect Mr. Michael Treschow, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.7    Elect Mr. Bernd W. Voss, German, to the Board             Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.8    Elect Mr. Jacob Wallenberg, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

10.    Elect Ernst & Young AG as the Auditors for fiscal         Mgmt          For                            For
       2008




--------------------------------------------------------------------------------------------------------------------------
 ABN AMRO HOLDING NV                                                                         Agenda Number:  701183991
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0030P459                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000301109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening of the general meeting of shareholders            Non-Voting
       and announcements

2.     Adoption of the minutes of the general meeting            Non-Voting
       of shareholders held in 2006

3.     Report of the Managing Board for the year 2006            Non-Voting

4.A    Adopt the 2006 financial statements                       Mgmt          For                            For

4.B    Adopt the 2006 dividend                                   Mgmt          For                            For

5.A    Grant discharge to the Members of the Managing            Mgmt          For                            For
       Board in respect of their Management during
       the past FY as specified

5.B    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board in respect of their supervision during
       the past FY as specified

6.     Approve the changes to the Managing Board Compensation    Mgmt          For                            For
       Policy with retrospective effect from 01 JAN
       2007

7.A    Appoint Mrs. A.M. Llopis Rivas as a new Member            Mgmt          For                            For
       of the Supervisory Board

7.B    Re-appoint Mr. D.R.J. Baron De Rothschild as              Mgmt          For                            For
       a Member of the Supervisory Board

7.C    Re-appoint Mr. P. Scaroni as a Member of the              Mgmt          For                            For
       Supervisory Board

7.D    Re-appoint Lord. C. Sharman of Redlynch as a              Mgmt          For                            For
       Member of the Supervisory Board

7.E    Re-appoint Mr. M.V. Pratini De Moraes as a Member         Mgmt          For                            For
       of the Supervisory Board

8.     Authorize the Managing Board ain agreement with           Mgmt          For                            For
       Section 2:98 Netherlands Civil Codea, subject
       to the approval of the Supervisory Board, to
       have the Company acquire shares in its own
       capital, for a consideration, up to the maximum
       number that may, by virtue of the provisions
       of Section 2:98a2a of the Netherlands Civil
       Code, be acquired by the Company

9.A    Appoint the Managing Board for a period of 18             Mgmt          For                            For
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to issue ordinary shares, convertible
       preference shares and preference financing
       shares, including the grant of rights to take
       up shares of such classes, provided that: an
       overall maximum of 10% of the issued capital
       as at 27 APR 2007 is not exceeded; the price
       is not below par, subject to the provisions
       of Section 2:80 a2a of the Netherlands Civil
       Code; and the subject to such further conditions
       as may be decided by the Managing Board on
       each issue, with the approval of the Supervisory
       Board

9.B    Appoint the Managing Board for a period of 18             Mgmt          For                            For
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to restrict or exclude shareholders
       pre-emptive rights under the Law or the Articles
       of Association on the issue of ordinary shares,
       convertible preference shares and preference
       financing shares or on the granting of rights
       to take up such shares, in accordance with
       the authorization as specified

10.    Report of the Managing Board with respect to              Non-Voting
       the ABN AMRO strategy and recent events

11.1   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell, spin-off or merge
       some or all of the major businesses of the
       Company to maximize shareholder value

11.2   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to return the cash
       proceeds of any major businesses disposals
       to all shareholders by way of a share buyback
       or special dividend

11.3   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell or merge the whole
       Company to maximize shareholder value

11.4   Approve, a shareholder vote on the principle              Mgmt          For                            For
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to report to shareholders
       upon the outcome of such active investigations
       referred to in the above paragraphs within
       6 months from the date of the AGM

11.5   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to cease the pursuit,
       for a period of 6 months from the date of the
       AGM, of any major business acquisitions, including
       the rumoured acquisition of Capitalia SpA which
       has been the subject of repeated speculation
       in the public press

12     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701176580
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 19.04.2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the adopted annual financial              Non-Voting
       statements of adidas AG and of the approved
       the consolidated financial statements of 31
       DEC 2006, of the Management report of adidas
       AG and the Group Management report as well
       as of the Supervisory Board report for the
       FY 2006

2.     Resolution on the appropriation of retained               Mgmt          For                            For
       earnings`

3.     Resolution on the ratification of the actions             Mgmt          For                            For
       of the Executive Board for the FY 2006

4.     Resolution on the ratification of the actions             Mgmt          For                            For
       of Supervisory Board for the FY 2006

5.     Resolution regarding the amendment of 18 [remuneration    Mgmt          For                            For
       of the Supervisory Board] the Articles of Association

6.     Resolution on the approval of the profit and              Mgmt          For                            For
       loss transfer agreement concluded with adidas
       Beteiligungsgesellschaft mbH

7.     Resolution granting the authorization to repurchase       Mgmt          For                            For
       and use the Company's treasury shares pursuant
       to 71 section 1 no.8 AktG while revoking the
       existing authorization

8.     Resolution on the approval of the electronic              Mgmt          For                            For
       transmission of information

9.     Appointment of the Auditor and the Group Auditor          Mgmt          For                            For
       for the FY 2006




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701499522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 128,545,221.54 as follows: Payment
       of a dividend of EUR 0.50 per entitled share
       EUR 27,780,741.54 shall be carried forward
       Ex-dividend and payable date: 09 May 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to Section 18 of the Articles of Association    Mgmt          For                            For
       the member of the nominating Committee of the
       Supervisory Board shall receive no additional
       remuneration

6.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association the unused authorization
       to increase the share capital by up to EUR
       6, 250,000 on or before 19 JUN 2008, shall
       be revoked the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 12,000,000 through the issue of
       new shares against payment in cash and/or kind,
       during the next 3 years [authorized capital
       2008] the Board of Managing Directors shall
       be authorized to decide upon the exclusion
       of shareholders subscription rights

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the company of up to 10%
       of its share capital, at prices neither more
       than 20% below, nor more than 15% above, the
       market price, on or before 07 NOV 2009 the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, or to use the shares
       for acquisition purposes for the satisfaction
       of option or conversion rights, or within the
       Company Stock Option Plan, and to retire the
       shares in addition, the Supervisory Board shall
       be authorized to grant the shares to Members
       of the Board of Managing Directors as remuneration
       in the form of a stock bonus the previous authorization,
       given on 10 May 2007, shall be revoked

8.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Appointment of Auditors for the 2008 FY KPMG,             Mgmt          For                            For
       Frankfurt Entitled to vote are those shareholders
       of record on 17 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701568187
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01198103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 together with the Directors'
       report and the Auditors' report thereon

2.i    Re-elect Mr. Chan Cheuk Yin as a Director                 Mgmt          For                            For

2.ii   Re-elect Mr. Chan Cheuk Hei as a Director                 Mgmt          Against                        Against

2.iii  Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          Against                        Against

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: i) a rights issue; or ii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       iii) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALCATEL-LUCENT, PARIS                                                                       Agenda Number:  701248557
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0191J101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  FR0000130007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378745 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       AND NORMAL MEETING CHANGE AS AN ISSUER PAY
       MEETING. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       Management report of the Board of Directors               Non-Voting
       and the reports of the Statutory Auditors on
       the annual financial statements and the consolidated
       financial statements of Alcatel Lucent for
       the FYE 31 DEC 2006

       Special report of the Statutory Auditors on               Non-Voting
       regulated agreements and commitments, on the
       financial authorizations, and on the authorizations
       related to employee shareholding

O.1    Approval of the financial statements for the              Mgmt          For                            For
       fiscal year ended 31 DEC 2006

O.2    Approval of the consolidated financial statements         Mgmt          For                            For
       for the fiscal year ended 31 DEC 2006

O.3    Results for the fiscal year - Appropriation               Mgmt          For                            For

O.4    Setting of attendance fees attributed to the              Mgmt          For                            For
       Directors

O.5    Setting of the remuneration attributed to the             Mgmt          For                            For
       Censeurs

O.6    Ratification of the appointment of Lady Jay               Mgmt          For                            For
       as member of the Board of Directors

O.7    Ratification of the appointment of Mr. Jean-Cyril         Mgmt          For                            For
       Spinetta as member of the Board of Directors

O.8    Approval of related party agreements entered              Mgmt          For                            For
       into or which remained in force during the
       fiscal year

O.9    Approval of agreements with the Chief Executive           Mgmt          For                            For
       Officer

O.10   Authorization given to the Board of Directors             Mgmt          For                            For
       to allow the company to purchase and sell its
       own shares

E.11   Authorization to be given to the Board of Directors       Mgmt          For                            For
       to reduce the share capital of the company

E.12   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to proceed with (i) the issue without cancellation
       of preferential subscription rights of ordinary
       shares and of securities conferring an immediate
       or future right to the share capital of the
       company or of its affiliates and (ii) the increase
       in share capital through incorporation of premiums,
       reserves, profits or otherwise

E.13   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to proceed with the issue of cancellation of
       preferential subscription rights, of (i) ordinary
       shares and any securities conferring an immediate
       or future right to the share capital of the
       company or of its affiliates or of (ii) company
       ordinary shares which confer a right to the
       issuance of securities to be issued by subsidiaries,
       including for the purposes of remunerating
       securities that are tendered in connection
       with an exchange offer

E.14   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to carry out a share capital increase to remunerate
       contributions in kind of capital stock or marketable
       securities giving access to the capital of
       third-party companies

E.15   Aggregate limit to the amount of issuances carried        Mgmt          For                            For
       out by virtue of the 12th, 13th, and 14th resolutions

E.16   Delegation of authority granted to the Board              Mgmt          For                            For
       of Directors to decide on the disposal or increase
       of share capital by the issuances of shares
       reserved to the participants in a company
       savings plan

E.17   Authorization to be given to the Board of Directors       Mgmt          Against                        Against
       for a free bonus issue of existing shares or
       of shares to be issued by the company

E.18   Modification of by-laws article Number 21 relating        Mgmt          For                            For
       to Shareholders  Meetings

E.19   Powers                                                    Mgmt          For                            For

A.     Resolution proposed by Shareholders - not agreed          Shr           For                            Against
       by the board of directors : modification of
       article 22 of the by-laws ; cancellation of
       the  provisions limiting voting rights




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932692230
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Special
      Ticker:  AMX                                                                   Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       L  SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932864285
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Annual
      Ticker:  AMX                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US02364W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701128375
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Feb-2007
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 30 SEP 2006 and the Directors  and
       the Auditors  reports thereon

2.     Approve and declare a dividend                            Mgmt          For                            For

3.A    Re-elect Mr. Tom Browne as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

3.B    Re-elect Mr. David Drumm as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.C    Re-elect Mr. Gary McGann as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.D    Re-elect Mr. Anne Heraty as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.E    Re-elect Mr. Declan Quilligan as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.F    Re-elect Mr. Pat Whelan as a Director, who retires        Mgmt          For                            For
       in accordance with the Articles of Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by the creation of 440,000,000
       ordinary shares of EUR 0.16 each so that the
       authorized share capital of the Company shall
       be EUR 242,000,000, Stg GBP 50,000,000 and
       USD 50,000,000 and amend the Clause 4 of the
       Memorandum of Association; and amend Article
       2 of the Articles of Association of the Company
       by deleting in its entirety and substituted
       therefore with the specified new Article as
       specified

S.6    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       abeing a body Corporate as referred to in the
       European Communities aPublic Limited Company
       Subsidiariesa Regulations 1997 of the Company,
       to make market purchases aSection 212 of the
       Companies Act 1990 athe 1990 Actaa of shares
       of any class of the Company on such terms and
       conditions and in such manner as the Directors
       may from time to time determine in accordance
       with and subject to the provisions of the 1990
       Act and Article 8(c) of the Articles of Association
       of the Company; and the reissue price range
       at which any treasury shares aSection 209 of
       the 1990 Acta for the time being held by the
       Company may be reissued off market shall be
       the price range specified in Article 8 (d)
       of the Articles of Association of the Company;
       aAuthority expire the earlier of the date of
       the next AGM of the Company or 01 MAY 2008a

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 20 of the Companies aAmendmenta Act
       athe 1983 Acta, to allot and issue relevant
       securities pursuant to and in accordance with
       Article 8 (a) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 May 2008a; and Article 8 (a) and that
       Article 8 (a) (ii) be amended by the deletion
       of the words 27 APR 2007 and the substitution
       therefore of the words 01 MAY 2008

S.8    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies aAmendmenta Act
       1983 athe 1983 Acta, to allot equity securities
       for cash pursuant to and in accordance with
       Article 8 (b) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 MAY 2008a

S.9    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       126 of the Articles of Association of the Company,
       to exercise the powers contained in the said
       Article so that the Directors may offer to
       the holders of ordinary shares in the Company
       the right to elect and receive an allotment
       of additional ordinary shares, credited as
       fully paid, in lieu of cash in respect of all
       or part of any dividend or dividends falling
       to be declared during the period commencing
       on the date of passing of this resolution and
       expiring on 01 MAY 2012 or such part of such
       dividend or dividends as the Directors may
       determine, the authority hereby conferred shall
       be in substitution for the previous such authority
       passed as the AGM of the Company held on 24
       JAN 2003, which is hereby revoked




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701440240
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 30 SEP 2007               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company in respect of
       the YE 30 SEP 2007

3.a    Re-elect Mr. Noel Harwerth as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.b    Re-elect Mr. William McAteer as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.c    Re-elect Mr. Ned Sullivan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.d    Re-elect Mr. Lar Bradshaw as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.e    Re-elect Mr. Michael Jacob as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [being a body corporate as referred to in the
       European Communities [Public Limited Company
       Subsidiaries] Regulations 1997] of the Company
       to make market purchase [as defined by Section
       212 of the Companies Act 1990 [the 1990 Act]]
       of shares of any class of the Company on such
       terms and conditions and in such manner as
       the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the 1990 Act, and Article 8(c) of the Articles
       of Association of the Company; the reissue
       price range at which any treasury shares [as
       defined by Section 209 of the 1990 Act] for
       the time being held by Company may be reissued
       off market shall be the price range set out
       in Article 8(d) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

S.6    Amend Article 8(a) of the Articles of Association         Mgmt          For                            For
       of the Company as specified

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies [Amendment] Act
       1983 [the 1983 Act], to allot equity securities
       for cash pursuant to and in accordance with
       Article 8(b) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

8.     Approve the Rules of the Anglo Irish Bank Corporation     Mgmt          For                            For
       plc 2008 Performance Share Award Plan [the
       Performance Share Plan], as specified and authorize
       the Directors to: (a) adopt the Performance
       Share Plan and make such modifications to the
       Performance Share Plan as they may consider
       appropriate to take account of the requirements
       of best practice and to do all such other acts
       and things as they may consider appropriate
       to implement the Performance Share Plan; and,
       (b) establish further plans based on the Performance
       Share Plan but modified to take account of
       local tax, exchange control or securities laws
       in overseas territories, provided that any
       shares made available under such plans are
       treated as counting against the limits on individual
       or overall participation in the Performance
       Share Plan

9.     Approve, subject to the passing the Resolution            Mgmt          For                            For
       8, the amended Rules of the Anglo Irish Bank
       Corporation plc 1999 Share Option Scheme [the
       Amended Rules] and authorize the Directors
       to adopt them and to make such modifications
       as they may consider appropriate to take account
       of the requirements of best practice and to
       do all such other acts and things as they may
       consider appropriate to implement the Amended
       Rules




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA, LUXEMBOURG                                                                Agenda Number:  701555522
--------------------------------------------------------------------------------------------------------------------------
    Security:  L0302D129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Report of the Board of Directors and the Auditors         Non-Voting
       Report on the annual accounts and the consolidated
       financial statements for the FY 2007

A.1    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor, and the annual accounts for
       the 2007 FY in their entirety, with a resulting
       profit for ArcelorMittal of USD 7,611,478,151

A.2    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor and the consolidated financial
       statements for the 2007 FY

A.3    Approve the income to be distributed amounts              Mgmt          For                            For
       to USD 12,433,724,370 from which USD 380,593,908
       must be allocated to the legal reserve. The
       General Meeting, upon the proposal of the Board
       of Directors, sets the amount of directors
       fees, compensation and attendance fees to be
       allocated to the Board of Directors at USD
       3,274,125

A.4    Approve the allocation of results and determination       Mgmt          For                            For
       of the dividend as specified

A.5    Grant discharge to the Directors for the FY               Mgmt          For                            For
       2007

A.6    Approve the resignations of Messrs. Romain Zales          Mgmt          For                            For
       Ki, Corporacion Jmac B.V. [Represented by Antoine
       Spillmann], Manuel Fernandez lopez, as Members
       of  the Board of Directors, in notes that the
       terms of office as Directors of Joseph Kinsch
       [Chairman of the Board of Directors] Edmond
       Pachura [Member of the Board of Directors and
       of Lewis B. Kaden [Member of the Board of Directors],
       are ending at the close of this shareholders'
       meeting

A.7    Elect Mr. Lewis B. Kaden, residing 399 Park               Mgmt          For                            For
       Avenue, 2nd Floor, New York, NY 10022, USA,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's Articles of Association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.8    Elect Mr. Ignacio Fern ndez Toxo, residing at             Mgmt          Against                        Against
       Confederaci n Sindical de Comisiones Obreras,
       Fern ndez de la Hoz 12-6, 28010 Madrid, Spain,
       to continue the mandate of Manuel Fernandez
       Lopez, resigning with effect as of 13 MAY 2008,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2010

A.9    Elect Mr. Antoine Spillmann, residing at 2,               Mgmt          For                            For
       rue Sigismond-Thalberg, CH- 1204 Geneva, Switzerland,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's articles of association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.10   Elect Mr. Malay Mukherjee, residing at 81, Templars       Mgmt          Against                        Against
       Avenue, Golders Green, London NW110NR, United
       Kingdom, for a 3 year mandate, in accordance
       with article 8.3 of the Company's articles
       of association, which shall terminate on the
       date of the AGM of shareholders to be held
       in 2011

A.11   Authorization  the Board of Directors by the              Mgmt          For                            For
       extraordinary general meeting of shareholders
       held on 5 NOV 2007 with respect to the share
       buy-back programme and decides to authorize,
       with effect as of this General Meeting, the
       Board of Directors of the Company, with option
       to delegate, and the corporate bodies of the
       other companies in the Group referred to in
       Article 49bis of the Luxembourg law on commercial
       companies (the Law), to acquire and sell shares
       in the Company, under the conditions set forth
       in the Law. Such purchase and sales may be
       carried out for any purpose authorized or which
       would come to be authorized by the laws and
       regulations in force and in particular to enter
       into offmarket and over the counter transactions
       and to acquire shares in the Company through
       derivative financial instruments. In accordance
       with the applicable laws transposing Directive
       2003/6/EC of 28 January 2003 and EC Regulation
       2273/2003 of 22 December 2003, acquisitions,
       disposals, exchanges, contributions and transfers
       of securities can be carried out by all means,
       on or off the market, including by a public
       offer to buy back shares or by the use of derivatives
       or option strategies. The fraction of the capital
       acquired or transferred in the form of a block
       of securities could amount to the entire program.
       Such transactions can be carried out at any
       time, including during a tender offer period,
       in accordance with the applicable laws and
       regulations. The authorisation is valid for
       a period of eighteen (18) months or until the
       date of its renewal by a resolution of the
       general meeting of shareholders if such renewal
       date is prior to such period. The maximum number
       of shares that can be acquired is the maximum
       allowed by the Law in such a manner that the
       accounting par value of the Companys shares
       held by the Company (or other group companies
       referred to in Article 49bis of the Law) cannot
       in any event exceed 10% of its subscribed share
       capital. The purchase price per share to be
       paid in cash shall not represent more than
       125% of the price on the New York Stock Exchange,
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock exchanges of Barcelona, Bilbao,
       Madrid and Valencia, depending on the market
       on which the transactions are made, and no
       less than the par value of the share at the
       time of repurchase. For off market transactions,
       the maximum purchase price shall be 125% of
       the price of Euronext Paris by NYSE Euronext.
       The price on the New York Stock Exchange or
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock Page 5 of 13 exchanges of Barcelona,
       Bilbao, Madrid and Valencia will be deemed
       to be the higher of the average of the final
       listing price per share on the relevant stock
       exchange during 30 consecutive days on which
       the relevant stock exchange is open for trading
       preceding the 3 trading days prior to the date
       of repurchase. In the event of a share capital
       increase by incorporation of reserves or issue
       premiums and the free allotment of shares as
       well as in the event of the division or regrouping
       of the shares, the purchase prices indicate
       above shall be adjusted by a coefficient multiple
       equal to the ratio between the number of shares
       comprising the share capital prior to the transaction
       and such number following the transaction.
       The total amount allocated for the Companys
       share repurchase program cannot in any event
       exceed the amount of the Companys then available
       equity. All powers are granted to the Board
       of Directors, with delegation powers, in view
       of ensuring the performance of this authorisation

A.12   Appoint Deloitte S.A., with registered office             Mgmt          For                            For
       at 560, rue de Neudorf, L-2220 Luxembourg as
       independent auditor for the examination of
       the annual accounts of ArcelorMittal and the
       consolidated financial statements of the ArcelorMittal
       group for the financial year 2008

A.13   Authorise the Board of Directors to: (a) issue            Mgmt          Against                        Against
       stock options or other equity-based awards
       to the employees who compose the Company's
       most senior group of managers for a number
       of Company's shares not exceeding a maximum
       total number of eight million five hundred
       thousand (8,500,000) shares during the period
       from this General Meeting until the annual
       general meeting of shareholders to be held
       in 2009, either by issuing new shares or by
       delivering the Company's treasury shares, provided
       that the stock options will be issued at an
       exercise price that shall not be less than
       the average of the highest and the lowest trading
       price on the New York Stock Exchange on the
       day immediately prior to the grant date, which
       shall be decided by the Board of Directors
       and shall be within the period commencing on
       and ending forty-two (42) days after the announcement
       of the results for the second quarter or the
       fourth quarter of the Company's financial year;
       and (b) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of eight million
       five hundred thousand (8,500,000) shares as
       indicated above for stock options or other
       equity based awards represent less than zero
       point fifty-nine per cent (0.59%) of the number
       of Company's shares issued on the date of the
       present General Meeting

A.14   Authorise the Board of Directors to: (a) implement        Mgmt          Against                        Against
       an Employee Share Purchase Plan (ESPP) reserved
       for all or part of the employees and executive
       officers of all or part of the companies comprised
       within the scope of consolidation of the Company's
       financial statements for a maximum number of
       two million five hundred thousand (2,500,000)
       shares, fully paid-up; and (b) for the purposes
       of the implementation of the ESPP, issue shares
       within the limits of the authorized share capital
       and/or deliver treasury shares, up to a maximum
       of two million five hundred thousand (2,500,000)
       shares fully paid-up during the period from
       this General Meeting to the annual general
       meeting of the Company to be held in 2009;
       and (c) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of two million
       five hundred thousand (2,500,000) shares as
       indicated above for the implementation of the
       ESPP represent less than zero point two per
       cent (0.2 %) of the number of Company's shares
       issued on the date of the present General Meeting

E.15   Approve to increase the authorized capital of             Mgmt          For                            For
       the Company to EUR 643,860,000.00 [represented
       by 147,000,000 shares without par value] and
       authorize the Board of Directors to proceed
       with the issue of additional shares of the
       Company within the limit of the authorized
       capital as part of a marger, capital contribution
       or other operations in consequence and amend
       Article Number 5.2 [stock capital] [the share
       capital is of EUR 7,082,460,000.00 split into
       1,617,000,000 shares without par value] and
       Article 5.5, of the Bylaws




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701208907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0483X122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual report and the               Mgmt          For                            For
       accounts for YE 31 DEC 2006

2.     Declare a final dividend of 0.6 pence per share           Mgmt          For                            For
       in respect of the YE 31 DEC 2006

3.     Approve the Directors  remuneration report aas            Mgmt          For                            For
       specifieda for the FYE 31 DEC 2006

4.     Elect Mr. Kathleen O Donovan as a Director                Mgmt          For                            For

5.     Re-elect Mr. Young K. Sohn as a Director                  Mgmt          For                            For

6.     Elect Mr. Warren East as a Director                       Mgmt          For                            For

7.     Re-elect Mr. Lucio Lanza as a Director                    Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

s.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases aSection 163 of the Acta of up to
       133,361,000 ordinary shares of 0.05p each in
       the capital of the Company, at a minimum price
       to be paid for each share equal to the nominal
       value and equal to 105% of the average of closing
       mid price of the Company s ordinary shares
       as derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or 15 AUG 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

s.11   Authorize the Company in subject to the provisions        Mgmt          For                            For
       of the Companies Act 2006 and the Articles
       of Association, to send, convey or supply all
       types of notices, documents or information
       to the members by means of electronic equipment
       for the processing aincluding digital compressiona,
       to storage and transmission of data, employing
       wires, radio optical technologies, or any other
       electromagnetic means; and amend the Articles
       of Association in accordance with the document
       produced to the meeting and initialed by the
       Chairman for the purpose of identification

12.    Approve the limit on the ordinary remuneration            Mgmt          For                            For
       of Directors specified in Article 72 of the
       Articles of Association to be increased for
       GBP 250,000 to GBP 500,000 per annum

s.13   Approve to increase the share capital of the              Mgmt          For                            For
       Company to GBP 268,518,000 by the creation
       of 267,418,000 new deferred  4 shares of GBP
       1 each adeferred Sharesa having attached thereto
       the following rights and restrictions: i) a
       deferred Share shall  not entitle its holder
       to receive any dividend or other distribution
       aother than pursuant to paragraph C belowa;and
       not entitle its holder to receive notice of
       or to attend aeither personally or by proxya
       or vote at aeither personally or by Proxya
       any general meeting of the Company; and entitle
       its holder on a return of assets on a winding
       up  of the Company abut not otherwisea only
       to repayment of the amount  paid up or credited
       as paid up on each Deferred share up to a maximum
       of GBP1 per share after payment in respect
       of each ordinary share of 0.05 pence of the
       aggregate of the capital paid up or credited
       as paid up on such share and the payment  in
       cash or specie of GBP1 million on each ordinary
       share of 0.05 pence; to any further or other
       right of participation in the assets of the
       Company and not be transferable; ii) the issue
       of the Deferred Shares shall be deemed to confer
       on the Company irrevocable authority at any
       time thereafter to retain , the certificates
       for such Deferred Shores, pending their cancellation
       of the Deferred Shares for no consideration
       by way of  reduction of capital shall not involve
       a variation of the rights attaching thereto;
       and iv) the rights attached to the Deferred
       Shares shall be deemed not to be abrogated
       by the creation or issue of any new  shares
       ranking in priority to or pari passu with or
       subsequent to such shares or by any amendment
       to or variation of the rights  of any other
       class of shares of the Company; c) Authorize
       the Directors, for the purpose of Section 80
       of the Companies Act 1985, to allot relevant
       securities aSection 80(2)a up to an aggregate
       nominal amount of GBP 267,418,000; aAuthority
       expires on 31 DEC 2007a; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; d)
       notwithstanding the requirement In Article
       122.2 of the Articles of Association to appropriate
       capitalized reserves in paying up shares pro
       rata to the holders of ordinary shares of 0.05
       pence each, the directors are authorized; i)
       to capitalize the sum of GBP 267,418,000, being
       the amount standing to the credit of the other
       reserve of the Company at 31 DEC 2006 arepresenting
       the unrealized profit on the infra-group sale
       by the Company of certain Investmentsa; and
       ii) to appropriate such sum to Tim Score, to
       be held by him on trust for such charitable
       purposes as he may in his absolute discretion
       determine and to confirmation apply such amount
       In paying up In full 81 par 267,418,000 deferred
       shares having an aggregate nominal value of
       GBP 267,418,000 for allotment and distribution
       credited as fully paid up to Tim score as trustee
       for such charities as he may in his absolute
       discretion determine; and e) subject to confirmation
       by the Court, the share capital of the Company
       lie reduced by the cancellation of each of
       the Deferred Shares allotted pursuant to paragr3Ph
       (d) (ii) of this resolution

s.14   Approve subject to confirmation by the Court,             Mgmt          For                            For
       the share capital of the Company be reduced
       by the cancellation of 55,719,000 ordinary
       shares of 0.05 pence being shares which the
       Company purported to purchase from shareholders
       during the period of 19 MAY 2006 to 21 FEB
       2007 pursuant to the authority to make on market
       purchases conferred on the Directors by Special
       Resolution dated 25 APR 2006

s.15   Authorize the Directors to appropriate distributable      Mgmt          For                            For
       reserves of the Company aas shown in the interim
       accounts of the Company made up to 22 FEB 2007a
       to the payment of the Interim dividend on the
       company s ordinary shares of 0.34 pence  per
       share athe Dividenda paid on 06 OCT 2006 to
       shareholders on the register at the close of
       business on 01 SEP 2006 athe record datea b)
       and all claims which the Company may have in
       respect of the payment of the dividend on the
       Company s ordinary shares against  Its ordinary
       shareholders who appeared on the register
       on the record date be released and such release
       to be evidenced by the execution by the Company
       of a deed of release in favor of such shareholders
       in the, form of the deed, produced to this
       meeting  and signed by the Chairman for the
       purpose of Identification; and c)  and the
       distribution Involved In the giving of a release
       in relation to the dividend be made out of
       the profits appropriated to the dividend by
       reference to a record date identical to the
       Record Date

16.    Approve the rules of the ARM Holdings PLC savings         Mgmt          For                            For
       related share option scheme 2007 athe Schemea
       athe aprincipal features  as  specifieda and
       authorize to establish such further schemes
       for the benefit of employees overseas based
       on the Scheme subject. to  such modifications
       as may be necessary or desirable to take account
       of overseas securities Laws, exchange control
       and tax legislation,  Provided that any ordinary
       shares of the Company made available under
       such further schemes are treated as counting
       against any limits on individual participation;
       or overall participation, in the Scheme




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701546129
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0483X122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the final dividend of 1.2 pence per               Mgmt          For                            For
       ordinary share

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-elect Mr. Doug Dunn as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Tudor Brown as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Mike Muller as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Philip Rowley as a Director                  Mgmt          For                            For

8.     Re-elect Mr. John Scarisbrick as a Director               Mgmt          For                            For

9.     Re-elect Mr. Jermy Scudemore as a Director                Mgmt          For                            For

10.    Re-elect Mr. Simon Segars as a Director                   Mgmt          For                            For

11.    Re-elect Mr. Tim Score as a Director                      Mgmt          For                            For

12.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

13.    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

14.    Grant authority 127,208,000 ordinary shares               Mgmt          For                            For
       for market purchase

15.    Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701176869
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0593M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s accounts and reports of             Mgmt          For                            For
       the Directors and the Auditor for the YE 31
       DEC 2006

2.     Approve to confirm dividends                              Mgmt          For                            For

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.A    Re-elect Mr. Louis Schweitzer as a Director               Mgmt          For                            For

5.B    Re-elect Mr. Hakan Mogren as a Director                   Mgmt          For                            For

5.C    Re-elect Mr. David R. Brennan as a Director               Mgmt          For                            For

5.D    Re-elect Mr. John Patterson as a Director                 Mgmt          For                            For

5.E    Re-elect Mr. Jonathon Symonds as a Director,              Mgmt          For                            For
       in accordance with the Article 65 of the Company
       s Articles of Association

5.F    Re-elect Mr. John Buchanan as a Director                  Mgmt          For                            For

5.G    Re-elect Ms. Jane Henney as a Director                    Mgmt          For                            For

5.H    Re-elect Ms. Michele Hooper as a Director                 Mgmt          For                            For

5.I    Re-elect Mr. Joe Jimenez as a Director                    Mgmt          For                            For

5.J    Re-elect Dame Nancy Rothwell F as a Director              Mgmt          For                            For

5.K    Re-elect Mr. John Varely as a Director                    Mgmt          For                            For

5.L    Re-elect Mr. Marcus Wallenberg as a Director              Mgmt          For                            For

6.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

7.     Grant authority to the limited EU Political               Mgmt          For                            For
       donations

8.     Authorize the Directors to allot unissued shares          Mgmt          For                            For

S.9    Authorize the Directors to dissaply pre-emption           Mgmt          For                            For
       rights

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.11   Grant authority to the electronic communications          Mgmt          For                            For
       with shareholders




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701478718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0593M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Approve to confirm the first interim dividend             Mgmt          For                            For
       of USD 0.52 [25.3 pence, 3.49 SEK] per ordinary
       share and confirm the final dividend for 2007,
       the second interim dividend of USD 1.35 [67.7
       pence, 8.61 SEK] per ordinary share

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.1    Elect Mr. Louis Schweitzer as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.2    Elect Mr. Hakan Mogren KBE as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.3    Elect Mr. David Brennan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.4    Elect Mr. Simon Lowth as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.5    Elect Mr. John Patterson CBE FRCP as a Director           Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.6    Elect Mr. BO Angelin as a Director in accordance          Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.7    Elect Mr. John Buchanan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.8    Elect Mr. Jean Philippe Courtois as a Director            Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.9    Elect Mr. Jane Henney as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.10   Elect Mr. Michele Hooper as a Director in accordance      Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.11   Elect Mr. Dame Nancy Rothwell as a Director               Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.12   Elect Mr. John Varley as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.13   Elect Mr. Marcus Wallenberg as a Director in              Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

7.     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates
       to: i)make donations to Political Parties;
       ii) make donations to Political Organizations
       other than political parties; and iii) incur
       political expenditure during the period commencing
       on the date of this resolution and ending on
       the date the of the Company's AGM, provided
       that in each case any such donation and expenditure
       made by the Company or by any such subsidiary
       shall not exceed USD 250,000 per Company and
       together with those made by any subsidiary
       and the Company shall not exceed in aggregate
       USD 250,000, as specified

S.8    Amend the Company's Articles of Association               Mgmt          For                            For
       by replacing GBP 1,100,000 in line 3 of the
       Article 81 with GBP 1,750,000 as specified

9.     Approve to renew the authority and power to               Mgmt          For                            For
       allot new shares conferred on the Directors
       by Article 7.1 of the Company's Articles of
       Association, for the period commencing on the
       date of the AGM and ending the date of the
       AGM of the Company in 2009 [if earlier, on
       30 JUN 2009 and such period [Section 80] amount
       shell be USD 121,417,688

S.10   Approve to renew the power conferred on the               Mgmt          For                            For
       Directors by Article 7.2 of the Company's Articles
       of Association with the Section 80 amount being
       USD 18,212,653; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2009 or 30 JUN 2009]

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of a maximum number of shares which may
       be purchased is 145,701,226 [10% of the Company's
       share capital in issue as at 31 JAN 2008] of
       USD 0.25 each in the capital of the Company,
       at a minimum price of USD 0.25 and up to 105%
       of the average of middle market values of the
       Company's ordinary shares as derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 30 JUN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Amend the Articles 87.1, 87.2, 87.3, 87.4, 87.5,          Mgmt          For                            For
       87.6 and 87.7 of the Articles of Association
       of the Company with effect from [and including]
       the date on which Section 175 of the Companies
       Act 2006 is brought into force, as specified

       PLEASE NOTE THAT THE MEETING IS HELD IN LONDON            Non-Voting
       AND SEB SWEDEN DOES NOT ARRANGE WITH A REPRESENTATIVE.
       NO TEMPORARY REGISTRATION IN THE COMPANY'S
       SHARE BOOK IS NECESSARY FOR THIS MEETING. NO
       SERVICE IS PROVIDED BY SEB. FOR MORE INFORMATION
       PLEASE CONTACT THE COMPANY. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AN ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGE                                                         Agenda Number:  701467171
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0669T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2008
        ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       FYE 31 DEC 2007 together with the Directors
       report, the Directors' remuneration report
       and the Auditors report on those accounts and
       the auditable part of the remuneration report

2.     Approve the Directors remuneration report included        Mgmt          Against                        Against
       in the annual report and accounts for the YE
       31 DEC 2007

3.     Re-elect Mr. Barry Ariko as a Director of the             Mgmt          For                            For
       Company

4.     Re-elect Mr. John McMonigall as a Director of             Mgmt          Against                        Against
       the Company

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold the Office until the
       conclusion of the next general meeting at which
       the accounts of the Company laid

6.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors' remuneration for the ensuring
       year

7.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all other existing authorities pursuant
       to Section 80 of the Companies Act to the extent
       not utilized at the date of passing this resolution,
       pursuant to Section 80 of the Companies Act
       1985 [Act], to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 237,134 [Authority expires at
       the conclusion of the AGM of the Company to
       be held in 2009 or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

8.     Approve and adopt the Autonomy Corporation plc            Mgmt          For                            For
       2008 U.S. Share Option Plan [the 2008 plan],
       a copy of the rules of which have been produced
       to the meeting and signed by the Chairman for
       the purposes of identification only, and a
       summary of the principal terms of which is
       set out in the appendix to the notice of AGM
       dated 11 FEB 2008, and the reservation of up
       to 21 million ordinary shares in the capital
       of the Company and authorize the Directors
       of the Company to do all things necessary to
       give effect to the 2008 plan and to establish
       further plans based on the 2008 plan but modified
       to take into the account local tax, exchange
       against the limits on individual and overall
       participation in the 2008 plan

S.9    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to passing of Resolution 7, in substitution
       for all other authorities pursuant to Section
       95 of the Act to the extent not utilized at
       the date of passing this resolution, to allot
       equity securities [Section 94(2) to Section
       94(3A) of the Act] of the Company, for cash
       pursuant to the authority conferred by Resolution
       7, disapplying the statutory pre-emption rights
       [Section 89(1)] or any pre-emption provisions
       contained in the Company's Articles of Association
       [the Articles], provided that this power is
       limited to the allotment of equity securities:
       i) in connection with a rights issue in favor
       of ordinary shareholders; ii) up to an aggregate
       nominal amount of GBP 35,570; [Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2009 or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       164 of the Companies Act 1985, to make market
       purchases [Section 163(3) of that Act] of up
       to 31,799,701 ordinary shares [14.9% of the
       issued share capital of the Company], at a
       minimum price of 1/3p and not more than 105%
       of the average of the middle-market quotations
       for such shares derived from the Daily Official
       List of the London Stock Exchange for the 5
       business days preceding the date of purchase;
       [Authority expires at the conclusion of the
       AGM of the Company to be held in 2009 or 15
       months]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGSHIRE                                                     Agenda Number:  701172051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0669T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors  and the Auditors       Mgmt          Against                        Against
       reports and the statements of accounts for
       the YE 31 DEC 2006 and to note that the Directors
       not recommended the payment of any dividend
       for the YE on that date

2.     Approve the report of the Remuneration Committee          Mgmt          Against                        Against
       included in the Directors  and the Auditors
       reports and the statements of accounts for
       the YE 31 DEC 2006

3.     Re-elect Mr. Michael Lynch as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Mr. Sushovan Hussain as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. John McMonigall as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Deloitte & Touche LLP as an Independent        Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which the accounts
       of the Company laid

7.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors  remuneration for the ensuring
       year

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all other existing authorities pursuant to
       Section 80 of the Companies Act, pursuant to
       Section 80 of the Companies Act 1985 aActa,
       to allot relevant securities aSection 80(2)
       of the Acta up to an aggregate nominal amount
       of GBP 45,631.91 a1/3 of the authorized but
       unissued ordinary share capital of the Company
       on a fully diluted basis, as at 28 FEB 2007a;
       aAuthority expires at the conclusion of the
       AGM of the Company to be held in 2008 or 15
       monthsa; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

9.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 12 and not withstanding provision
       of the Company s Articles of Association athe
       Articlesa to the contract that, subject to
       such conditions as the Directors shall see
       fit, to declare and pay a dividend in specie
       of such amount and in such manner as they shall
       resolve, including procuring that such dividend
       be satisfied by the issue or transfer of shares,
       credited as fully paid, in a 3rd Company to
       shareholders on the register of the Company
       on the record date set by the Directors aor
       a duly authorized Committee of thema and to
       do or procure to be done all such acts and
       things as they consider necessary or expedient
       for such purposes

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all other authorities pursuant to Section 95
       of the Act, subject to passing of Resolution
       8, to allot equity securities aSection 94(2)
       to Section 94(3A) of the Acta of the Company,
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights aSection 89(1)a or any pre-emption
       provisions contained in the Company s Articles
       of Association aArticlesa, provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue in favor of ordinary shareholders; ii)
       up to an aggregate nominal amount of GBP 31,552.14
       a5% of the issued share capitala; aAuthority
       expires at the conclusion of the AGM of the
       Company to be held in 2008 or 15 monthsa; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       164 of the Companies Act 1985, to make market
       purchases aSection 163(3) of that Acta of up
       to 28,207,611 ordinary shares a14.9% of the
       issued share capital of the Companya, at a
       minimum price of 1/3p and not more than 105%
       of the average of the middle-market quotations
       for such shares derived from the UK Listing
       Authority s Official List for the 5 business
       days preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company to be held in 2008 or 15 monthsa; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.12   Amend the Article 164 of the Articles of Association      Mgmt          For                            For
       of the Company as specified

S.13   Authorize the Company to send or supply documents         Mgmt          For                            For
       or information to Members by making them available
       on a website, or by other electronic means




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701228911
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2007
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 368902 DUE TO THE RECEIPT OF AN ADDITIONAL
       RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

O.1    Approve the reports of the Executive Committee,           Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and the Company s financial
       statements for the YE in 31 DEC 2006, as presented,
       showing income of EUR 1,432,561,750.00

O.2    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and of the Supervisory Board and
       the records that: the earnings for the FY are
       of EUR 1,432,561,750.00 the retained earnings
       are of EUR 1,530,641,322.00 i.e. unavailable
       result of EUR 2,963,203,072.00, to be allocated
       as follows: to fund the legal reserve: EUR
       46,138,302.00 to the dividend: EUR 2,218,461,613.00
       to the retained earnings: EUR 698,603,157.00,
       the shareholders will receive a net dividend
       of EUR 1.06 per share, and will entitle natural
       persons fiscally domiciliated in France, to
       the 40% allowance this dividend will be paid
       on 21 MAY 2007 afor the 2,092,888,314 shares
       bearing an accruing dividend as of 01 JAN 2006a,
       as required by Law, in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the profit of the unpaid
       dividends on such shares, shall be allocated
       to the retained earnings account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreement set forth in said report concerning
       the protocol of agreement between the Group
       AXA and the Group Schneider

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements authorized previously to the 2006
       FY and which remained in force during the FY

O.6    Approve to renew the appointment of Mr. Jean-Renefourtou  Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period

O.7    Approve to renew the appointment of Mr. Leo               Mgmt          For                            For
       Apotheker as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Mestrallet as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Ezra              Mgmt          For                            For
       Suleiman as a Member of the Supervisory Board
       for a 4-year period

O.10   Appoint Mr. Jean-Martin Folz as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.11   Appoint Mr. Giuseppe Mussari as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.12   Approve to award total annual fees of EUR 1,100,000.00    Mgmt          For                            For
       to the Supervisory Board

O.13   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 45.00; maximum number of
       shares to be acquired: 10% of the share capital
       ai.e. 209,288,831 shares on 22 JAN 2007a; the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital ai.e. 104,644,415
       shares on 22 JAN 2007a, it supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 04 MAY 2006 in its
       Resolution 8; aAuthority expires after the
       end of a 18-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases up to a maximum
       nominal amount of EUR 1,000,000,000.00, by
       way of capitalizing reserves, profits, or additional
       paid-in capital, by issuing bonus shares and,
       or raising the par value of existing shares;
       this amount is distinct from the ceiling of
       EUR 1,500,000,000.00 set forth in Resolution
       15, it supersedes the fraction unused of the
       authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 15;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, up to a maximum nominal amount of
       EUR 1,500,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       of the Company as well as securities giving
       access to common shares of the Company or of
       a Company in which it holds directly or not
       more than half of the capital aa subsidiarya;
       the nominal amount increases resulting from
       the present resolution and the Resolutions
       E.16 to E.21 shall count against this ceiling;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 6,000,000,000.00
       this amount is common to all securities, the
       issuance of which is provided for in Resolutions
       16 to 21, this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 16; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, of a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of common
       shares of the Company as well as securities
       giving access to common shares of the Company
       or of a Company in which it holds more than
       half of the capital aa subsidiarya the nominal
       amount of capital increase resulting from the
       present resolution, the Resolution E.15 and
       the Resolutions E.17 to E.21 not exceeding
       EUR 1,500,000,000.00; the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 6,000,000,000.00 this amount
       shall count against the ceiling set forth in
       Resolution E.15, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 17; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Executive Committee awithin the             Mgmt          For                            For
       limit of 10% of the Company s share capital
       over a 12-month period as well as the overall
       amount fixed by the Resolution E.16 against
       which it shall counta, to set the issue price
       of the ordinary shares or securities to be
       issued giving access to the capital in accordance
       with the conditions set forth in Resolution
       16, this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 20 APR 2005 in its
       Resolution 18; aAuthority expires after the
       end of a 26-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Executive Committee may decide,             Mgmt          For                            For
       for each one of the issuances decided accordingly
       to Resolutions E.15 to E.17, with or without
       preferential subscription rights of shareholders,
       to increase the number of common shares and
       securities to be issued within the limit of
       the ceilings set forth in Resolutions E.15
       and E.16, it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 18;
       aAuthority expires after the end of a 26-month
       perioda

E.19   Authorize the Executive Committee, to decide              Mgmt          Against                        Against
       on the issuance of common shares of the Company
       or securities giving access to shares in issue
       or to be issued of the Company, in consideration
       for securities tendered in a Public Exchange
       offer initiated by the Company in France or
       abroad, it supersedes the fraction unused of
       the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 20;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.20   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, up to 10% of the share capital,
       of common shares of the Company or securities
       giving access to existing shares or shares
       to be issued in consideration for the contributions
       in kind granted to the Company and comprised
       of capital securities or securities giving
       access to the share capital; this nominal ceiling
       of capital increase not exceeding the ceiling
       set forth in Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 21; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee, accordingly            Mgmt          Against                        Against
       to Resolution 16, to decide on the issuance,
       in France or abroad, up to a maximum nominal
       amount of EUR 1,000,000,000.00, with cancellation
       of preferential subscription rights, of common
       shares of the Company to which the securities
       issued by one aor morea Company acompaniesa
       in which the Company holds directly or indirectly
       more than half of the share capital aa subsidiarya
       will give right; this amount shall count against
       the ceiling fixed by Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 22; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, on 1 or more occasions, in
       France or abroad, up to a maximum nominal amount
       of EUR 2,000,000,000.00, of bonds with bond
       warrants and securities giving right to the
       allocation of debt securities, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 23; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and former employees of the Company or Companies
       or Groups linked to it, who are the Members
       of the Company Savings Plans and for a nominal
       amount that shall not exceed EUR 150,000,000.00,
       this delegation supersedes the fraction unused
       of the delegation granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 24;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.24   Authorize the Executive Committee, in accordance          Mgmt          Against                        Against
       with the Ambition 2012 Project, to grant, for
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees of the Company
       and related companies or Groups, they may not
       represent more than 0.7% of the share capital;
       aAuthority expires after the end of a 38-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.25   Authorize the Executive Committee, subject to             Mgmt          For                            For
       the condition precedent that the Resolution
       13 is approved, to reduce the share capital,
       on 1 or more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with the Stock
       Repurchase Plan of the Resolution E.13, up
       to a maximum of 10% of the share capital over
       a 24-month period

E.26   Amend the Indents 3 to 6 of the Article 23 of             Mgmt          For                            For
       the Bylaws concerning the turnout and the voting
       means of the shareholders

E.27   Amend Paragraphs 2 to 8 and 10 of the Article             Mgmt          For                            For
       C of the Bylaws concerning the conditions to
       elect persons to be Member of the Supervisory
       Board that representing shareholders salaried

E.28   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701477247
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       report s

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Elect Mr. Francois Martineau as the Supervisory           Mgmt          For                            For
       Board Member

O.6    Elect the Mr. Francis Allemand as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.7    Elect the Mr. Gilles Bernard as the representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.8    Elect the Mr. Alain Chourlin as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.9    Elect the Mr. Wendy Cooper as the Representative          Mgmt          For                            For
       of employee shareholders to the Board

O.10   Elect the Mr. Rodney Koch as the Representative           Mgmt          Against                        Against
       of employee shareholders to the Board

O.11   Elect the Mr. Hans Nasshoven as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.12   Elect the Mr. Frederic Souhard as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.13   Elect the Mr. Jason Steinberg as the Representative       Mgmt          Against                        Against
       of employee shareholders to the Board

O.14   Elect the Mr. Andrew Whalen as the Representative         Mgmt          Against                        Against
       of employee shareholders to the Board

O.15   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.16   Grant authority up to 1% of issued capital for            Mgmt          Against                        Against
       use in Restricted Stock Plan

E.17   Approve the Stock Option Plans grants                     Mgmt          Against                        Against

E.18   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.19   Approve the issuance of shares up to EUR 100              Mgmt          For                            For
       million for a private placement

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701140054
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Mar-2007
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the individual and the consolidated               Mgmt          For                            For
       financial statements for FYE 31 DEC 2006, allocation
       of income and distribution of dividend and
       grant discharge to the Directors

2.1    Approve to nominate Mr. Rafael Bermejo Blanco             Mgmt          For                            For
       to the Board of Directors

2.2    Ratify Mr. Richard C. Breeden as the Board Member         Mgmt          For                            For

2.3    Ratify Mr. Ramon Bustamante Yde La Mora as the            Mgmt          For                            For
       Board Member

2.4    Ratify Mr. Jose Antonio Fernandez Rivero as               Mgmt          For                            For
       the Board Member

2.5    Ratify Mr. Ignacio Ferrero Jordi as the Board             Mgmt          For                            For
       Member

2.6    Ratify Mr. Roman Knorr Borras as the Board Member         Mgmt          For                            For

2.7    Ratify Mr. Enrique Medina Fernandez as the Board          Mgmt          For                            For
       Member

3.     Approve, the authorize increase in the authority          Mgmt          For                            For
       granted to the Board at the AGM held on 18
       MAR 2006 by up to EUR 30 billion via issuance
       of non convertible and exchangeable securities

4.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via Group companies, in conformity with
       the provisions of Section 75 of the Spanish
       Limited Companies Consolidation Act, Texto
       Refundido de la Ley de Sociedades Anonimas,
       establishing the limits and requirements for
       the se acquisitions, with the express power
       to decrease the share capital for the amortization
       of own shares, approve to delegate all powers
       to the Board of Directors required for the
       execution of the resolutions adopted by the
       Board in this regard, rendering void the authority
       granted by the general meeting of shareholders
       held on 18 MAR 2006

5.     Approve to review the 2007 financial budget               Mgmt          For                            For

6.     Amend Article 36 of Bylaws regarding the length           Mgmt          For                            For
       of term and re-election of the Directors

7.     Approve to create a foundation for the cooperation        Mgmt          For                            For
       and development of social-economic projects
       through micro financing activities

8.     Authorize the Board to ratify and to execute              Mgmt          For                            For
       approved resolutions

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 MAR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED.  THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF SECOND CALL DATE AND CONSERVATIVE RECORD
       DATE AND CHANGE IN TEXT OF A RESOLUTION. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 01 MAR 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701257811
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

1.     Approve to increase the Banco Bilbao Vizcaya              Mgmt          For                            For
       Argentaria, S.A. capital by a nominal sum of
       EUR 96,040,000., in an issue of 196,000,000
       new ordinary shares, excluding pre-emptive
       subscription rights, in order to fund the acquisition
       of 100% of the shares representing the capital
       of the US Company, Compass Bancshares, Inc.
       aCompass, which includes any legal successora,
       to be fully paid up through non-cash contributions;
       the issue price of the shares to be issued
       anominal price plus issue premiuma shall equal
       the closing price of the BBVA share on the
       trading day immediately prior to the closing
       date of said transaction to acquire Compass,
       at a minimum of EUR 6.09 per share ahigher
       than the net book value per share for the BBVA
       shares already in existencea and a maximum
       equivalent to the result of a 20% increase
       of the value allocated to the non-cash consideration
       of the Compass shares by the expert appointed
       by the Company Registry for the effects established
       under Article 38 of the Companies Act, having
       subtracted the part of the consideration in
       money; and authorize the Board of Directors,
       pursuant to Article 153.1.a) of the Companies
       Act, to establish the date on which the resolution
       shall be enacted and to determine the terms
       and conditions of the capital increase not
       agreed by the EGM; request for listing of new
       shares

2.     Authorize the Board of Directors, which may               Mgmt          For                            For
       in turn delegate said authority, to formalise,
       correct, interpret and implement the resolutions
       adopted by the EGM




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701473681
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 444343 DUE TO CHANGE IN MEETING DATE AND
       CHANGE IN VOTING STATUS FOR RESOLUTION 4.3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Banco Bilbao Vizcaya Argentaria, Sociedad
       Anonima, and its consolidated group, application
       of profits, distribution of a dividend, the
       Company Management, all of the foregoing with
       reference to the YE 31 DEC 2007

2.     Amend the Article 34, about number and appointment        Mgmt          For                            For
       of the Articles of Associations in order to
       reduce the maximum and minimum number of Directors

3.     Amend the Article 36, about term of appointment           Mgmt          For                            For
       and reappointment of the Directors, of the
       Articles of Association, in order to change
       the years of appointment to 3, instead of 5

4.1    Re-appoint Mr. D. Jose Ignacio Goirigolzarri              Mgmt          For                            For
       Tellaeche

4.2    Re-appoint Mr. D. Roman Knorr Borras                      Mgmt          For                            For

4.3    Approve the provisions of Article 34, second              Non-Voting
       paragraph, of the Articles of Association,
       set the number of Directors at the number of
       Members existing at that time and according
       to the resolutions adopted about this point
       of the agenda as specified

5.     Approve the increase by EUR 50,000,000,000 the            Mgmt          For                            For
       maximum nominal amount authorized to the Board
       by the general meeting held on 18 MAR 2006
       in point 3 of the agenda; to issue fixed income
       securities of any class and nature, even exchangeable,
       not convertible into shares, the amount which
       increased by agreement adopted in the general
       meeting held on 16 MAR 2007

6.     Authorize the Board for a maximum period of               Mgmt          For                            For
       5 years to issue, up to maximum amount of EUR
       9,000,000,000 securities convertible and or
       exchangeable for Company shares, with exclusion,
       if necessary, of the preferential subscription
       rights, in conformity with Section 159.2 of
       the Spanish Limited Companies Act, Ley De Sociedades
       Anonimas, and to set the base and type of the
       conversion and increase the Corporate capital
       by the necessary amount, subsequently amending
       the Article 5 of the Articles of Association

7.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via group companies; in conformity with
       the provisions of Section 75 of the Spanish
       Limited Companies Consolidation Act, Texto
       Refundido De La Ley De Sociedades Anonimas,
       establishing the limits and requirements for
       these acquisitions, with the express power
       to decrease the share capital for the amortization
       of own shares; authorize the Board of Directors
       for execution of the resolutions adopted by
       the Board in this regard, rendering void the
       authority granted by the general meeting of
       shareholders held on 16 MAR 2007

8.     Appoint the Auditors for the FY 2008                      Mgmt          For                            For

9.     Authorize the Board including the authority               Mgmt          For                            For
       to depute the powers received to execute, rectify,
       construe and implement the resolutions adopted
       by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701066828
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2006
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING BANCO SANTANDER CENTRAL HISPANO,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY S WEBSITE:
       HTTP://WWW.SANTANDER.COM UNDER CORPORATE GOVERNANCE/GENERAL
       SHAREHOLDERS MEETING

1.     Examination and approval, if deemed appropriate,          Mgmt          For                            For
       of the plan to merge Banco Santander Central
       Hispano, S.A., Riyal, S.L., Lodares Inversiones,
       S.L. Sociedad Unipersonal, Somaen-Dos, S.L.
       Sociedad Unipersonal, Gessinest Consulting,
       S.A. Sociedad Unipersonal and Carvasa Inversiones,
       S.L. Sociedad Unipersonal, and approval of
       the audited balance sheet of Banco Santander
       Central Hispano, S.A. as of June 30, 2006 (the
       merger balance sheet). Approval of the merger
       of Banco Santander Central Hispano, S.A., Riyal,
       S.L., Lodares Inversiones, S.L. Sociedad Unipersonal,
       Somaen-Dos, S.L. Sociedad Unipersonal, Gessinest
       Consulting, S.A. Sociedad Unipersonal and Carvasa
       Inversiones, S.L. Sociedad Unipersonal through
       the absorption of the latter five companies
       by the first-named Company, with the termination
       of the five absorbed Companies and the transfer
       en bloc and as a whole of all of their net
       assets to Banco Santander Central Hispano,
       S.A., all of the foregoing in compliance with
       the provisions of the merger plan. Application
       to the merger of the special tax regime set
       forth in Chapter VIII of Title VII of the Restated
       Text of the Corporate Income Tax Law  Texto
       Refundido de la Ley del Impuesto sobre Sociedades
       . Subjecting the resolution adopted under this
       item of the Agenda to a condition precedent
       and delegation of powers to deem such condition
       satisfied or not satisfied

2.     Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and develop the
       resolutions adopted by the shareholders acting
       at the Meeting, as well as to substitute the
       powers it receives from the shareholders acting
       at the Meeting, and the grant of powers to
       have such resolutions converted into public
       instruments

       THE BOARD OF DIRECTORS OF THIS BANK HAS RESOLVED          Non-Voting
       TO CALL THE SHAREHOLDERS TO AN EXTRAORDINARY
       GENERAL SHAREHOLDERS  MEETING TO BE HELD IN
       SANTANDER, AT THE PALACIO DE EXPOSICIONES Y
       CONGRESOS (AVENIDA DEL RACING, S/N), ON 23
       OCTOBER 2006, AT 9:00 A.M., ON SECOND CALL,
       IN THE EVENT THAT, DUE TO A FAILURE TO REACH
       THE REQUIRED QUORUM, SUCH MEETING CANNOT BE
       HELD ON FIRST CALL, WHICH IS ALSO HEREBY CONVENED
       AT THE SAME PLACE AND TIME ON 22 OCTOBER 2006.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701251388
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2007 AT 1000 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     To approve the annual accounts abalance sheet,            Mgmt          For                            For
       profit and loss statement, statements of changes
       in net assets and cash flows, and notesa and
       the corporate management of Banco Santander
       Central Hispano, S.A. and its Consolidated
       Group for the FYE 31 DEC 2006

2.     To approve the application of results obtained            Mgmt          For                            For
       by the Bank during FY 2006, in the amount of
       3,256,189,632.83 euros, distributing them as
       specified

3.A    To ratify the appointment of Ms. Isabel Tocino            Mgmt          For                            For
       Biscarolasaga as Director, as resolved by the
       Board of Directors at its meeting of 26 MAR
       2007, With respect to the annual renewal of
       one-fifth of the Director positions provided
       by Article 30 of the current Bylaws

3.B    To re-elect Assicurazioni Generali S.p.A as               Mgmt          For                            For
       Director

3.C    To re-elect Mr. Antonio Basagoiti Garcia-Tunon            Mgmt          For                            For
       as Director

3.D    To re-elect Mr. Antonio Escamez Torres as Director        Mgmt          For                            For

3.E    To re-elect Mr. Francisco Luzon Lopez as Director         Mgmt          For                            For

4.     To re-appoint the firm Deloitte, S.L., with               Mgmt          For                            For
       its registered office in Madrid, at Plaza Pablo
       Ruiz Picasso, 1, Torre Picasso, and Tax ID
       Code B-79104469, as Auditor of Accounts for
       verification of the annual accounts and management
       report of the Bank and of the consolidated
       Group for FY 2007

5.     To deprive of effect, to the extent of the unused         Mgmt          For                            For
       amount, the authorization granted by the shareholders
       acting at the Ordinary General Shareholders
       Meeting of 17 June 2006 for the derivative
       acquisition of shares of the Bank by the Bank
       and the Subsidiaries comprising the Group;
       to grant express authorization for the Bank
       and the Subsidiaries comprising the Group to
       acquire shares representing the capital stock
       of the Bank with any compensation permitted
       by Law, within the limits of the Law and subject
       to all legal requirements, up to a maximum
       limit  including the shares they already hold
       of 312,714,828 shares or, as appropriate,
       the number of shares equivalent to 5% of the
       capital stock existing at any given time, which
       shares shall be fully paid-in, at a minimum
       price per share equal to the par value and
       a maximum of up to 3% over the listing price
       on the Electronic Market of the Spanish Stock
       Exchanges aincluding the block marketa on the
       date of acquisition, this authorization may
       only be exercised within 18 months from the
       date on which the General Shareholders  Meeting
       is held, the authorization includes the acquisition
       of shares, if any, that must be conveyed directly
       to the employees and management of the Company,
       or that must be conveyed as a result of the
       exercise of the options they hold

6.A    The first paragraph of Article 1 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 1 will read as specified

6.B    Article 28 of the Bylaws is amended to read               Mgmt          For                            For
       as specified

6.C    The second paragraph of Article 36 of the Bylaws          Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       second paragraph of Article 36 will read as
       specified

6.D    The last paragraph of Article 37 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       last paragraph of Article 37 will read as specified

6.E    The first paragraph of Article 40 of the Bylaws           Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 40 will read as
       specified

7.A    The Preamble to the Rules and Regulations for             Mgmt          For                            For
       the General Shareholders  Meeting is amended
       to read as specified

7.B    Article 2 of the Rules and Regulations for the            Mgmt          For                            For
       General Shareholders  Meeting is amended to
       read as specified

7.C    Article 21 of the Rules and Regulations for               Mgmt          For                            For
       the General Shareholders  Meeting is amended
       through the addition of a new sub-section 2
       and the renumbering of the current sub-section
       2 as a new sub-section 3, such that Article
       21 will read as specified

7.D    A new Article 22 is added below Article 21 of             Mgmt          For                            For
       the Rules and Regulations for the General Shareholders
       Meeting, which will read as specified

8.     To delegate to the Board of Directors, pursuant           Mgmt          For                            For
       to the provisions of Section 153.1.a) of the
       Business Corporations Law, the broadest powers
       to do the following within one year from the
       date on which this General Shareholders  Meeting
       is held: set the date and terms and conditions,
       in all matters not provided for by the shareholders
       themselves acting at the General Shareholders
       Meeting, for a capital increase approved at
       such General Shareholders  Meeting, in the
       amount of three hundred seventy-five million
       euros; In exercising these delegated powers,
       the Board of Directors shall (by way of example
       and not of limitation) determine if the capital
       increase shall be carried out by issuing new
       shares with or without a premium and with or
       without voting rights or by increasing the
       par value of existing shares, through new cash
       contributions or by charging the increase to
       unrestricted reserves, or some combination
       of the two methods; determine the deadline
       for exercising pre-emptive rights (or for negotiating
       the right to gratuitous assignment) in the
       event of the issuance of new shares; freely
       offer the shares not subscribed for by such
       deadline; establish that, in the event the
       issue is not fully subscribed, the capital
       will be increased only by the amount of the
       actual subscriptions; and reword the Article
       of the Company s Bylaws pertaining to share
       capital; If the Board of Directors does not
       exercise the powers delegated to it within
       the period provided by the shareholders acting
       at the Shareholders  Meeting for carrying out
       this resolution, such powers shall become void
       once the deadline has passed; The Board of
       Directors is also authorized to delegate to
       the Executive Committee the delegable powers
       granted pursuant to this resolution

9.     To empower the Board of Directors, pursuant               Mgmt          For                            For
       to the general rules for the issuance of debentures
       and pursuant to the provisions of Section 319
       of the Regulations of the Commercial Registry,
       to issue, in one or more tranches, fixed income
       securities up to the sum of THIRTY-FIVE BILLION
       EUROS or the equivalent thereof in another
       currency, in any of the forms permitted by
       law, including bonds, certificates, notes,
       and debentures, including such subordinated
       debentures as are set forth in sub-section
       1 of Section 7 of Law 13/1985, of 25 May and
       Section 20.1 of Royal Decree 1343/1992, of
       6 November, these securities may be unsecured
       or carry guarantees of any kind, including
       mortgage backing, they may be represented by
       certificates or may be book-entry securities,
       the securities issued under this authorization
       shall be numbered consecutively for each issue,
       beginning with number 1, each issue shall constitute
       a single series, the securities may be fully
       or partially exchangeable for existing shares
       of the issuing Company itself or for shares
       of other Entities, if they are exchangeable,
       such exchange may be voluntary or mandatory,
       if voluntary, such exchange may be at the option
       of the holder of the securities or of the issuer,
       they may also include an option to buy such
       shares, the securities may be issued in the
       Spanish territory or abroad, under Spanish
       or foreign law, they may be denominated in
       Spanish or foreign currency, provided, however,
       that if they are denominated in foreign currency,
       the equivalent thereof in euros shall be stated,
       the Board of Directors is empowered to freely
       determine all other terms of the issue(s),
       as well as whether each issue is perpetual
       or amortizable, if amortizable, it may determine
       the amortization schedule, all within the limits
       set by law. Furthermore, in general, it may
       execute without any limitation whatsoever any
       public or private instruments required or that
       the Board may deem advisable in order to carry
       out this resolution, it may also, as appropriate,
       designate the Trustee aComisarioa and approve
       the basic rules that shall govern the legal
       relationship between the Bank and the Syndicate
       of holders of the securities issued, with respect
       to the limit to the delegation, the stated
       amount of THIRTY-FIVE BILLION EUROS constitutes
       the maximum global limit for the par value
       amount that may be outstanding at any given
       time for notes or similar securities issued
       plus the par value issued for all other securities
       likewise issued under this authorization conferred
       upon the Board of Directors, this power may
       be exercised by the Board of Directors within
       a period of five years from the date the resolution
       is adopted by the shareholders at the General
       Shareholders  Meeting, after which time any
       portion thereof that has not been exercised
       shall be cancelled, it is stated for the record
       that, as provided by Section 111 bis of Law
       24/1988, of 28 July and the Fourth Additional
       Provision of Law 26/1988, of 29 July, the limitation
       regarding the issuance of debentures set forth
       in sub-section 1 of Section 282 of the Restated
       Text of the Business Corporations Law does
       not apply to the Bank; to also empower the
       Board to decide, on a case-by-case basis, the
       repayment terms for the fixed income securities
       issued under this authorization. It may use
       the withdrawal means referred to in sub-sections
       a), b), and c) of Section 306 of the restated
       text of the Business Corporations Law; To also
       empower the Board of Directors so that when
       it so deems advisable, and subject to obtaining
       the necessary official authorizations and,
       as appropriate, the approval at the Meetings
       of the pertinent Syndicates of Holders of the
       securities, it may modify the conditions for
       repayment of the fixed income securities which
       have been issued and the respective terms thereof,
       as well as the rate of interest, if any, accruing
       on the securities included in each issuance
       under the foregoing authorization; the Board
       of Directors is authorized to delegate to the
       Executive Committee the powers granted under
       sub-sections I), II) and III) above

10.    Authorization to deliver, without charge, 100             Mgmt          For                            For
       Santander shares to each of the employees of
       Companies of the Group who satisfy the conditions
       established in the resolution to be adopted
       by the shareholders at the Meeting, also explicitly
       authorizing such delivery to the executive
       Directors and General Managers of the Bank
       who also meet such conditions

11.    Amendment of the incentive plan for Abbey managers        Mgmt          For                            For
       by means of the delivery of Santander shares
       approved by the shareholders at the Ordinary
       General Shareholders  Meeting of 17 June 2006
       and linked to the attainment of revenue and
       profit targets of such British entity

12.    Approval, in connection with the long-term Incentive      Mgmt          For                            For
       Policy approved by the Board of Directors,
       of various plans for the delivery of Santander
       shares, for implementation thereof by the Bank
       and companies within the Santander Group and
       linked to certain permanence requirements or
       to changes in total shareholder return and
       the Bank s earnings per share

13.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO ISSUER PAY MEETING. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701313152
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jul-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE FROM 26 JUL 2007 TO 27 JUL
       2007 DUE TO FAILURE TO REACH THE REQUIRED QUORUM,
       THE NORMAL MEETING IS CHANGED TO ISSUER PAY
       MEETING AND CHANGE IN MEETING TYPE. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 18 JUL 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Authorisation to the Board of Directors so that           Mgmt          For                            For
       it may, pursuant to the provisions of Section
       153.1.b) of the Business Corporations Law [Ley
       de Sociedades Anonimas], increase capital on
       one or more occasions and at any time, within
       a period of three years, by means of cash contributions
       and up to the maximum nominal amount of 1,563,574,144.5
       euros, all under such terms and conditions
       as it deems appropriate, depriving of effect
       the authorisation granted under resolution
       Seven.II) of the Ordinary General Meeting of
       Shareholders of 18 June 2005. Delegation of
       powers to exclude pre-emptive rights, under
       the provisions of Section 159.2 of the Business
       Corporations Law.

2.     Issuance of debentures mandatorily convertible            Mgmt          For                            For
       into Banco Santander shares in the amount of
       5,000,000,000 euros. Provision for incomplete
       subscription and exclusion of pre-emptive rights.
       Determination of the basis for and terms of
       the conversion and increase in share capital
       in the amount required to satisfy the requests
       for conversion. Delegation to the Board of
       Directors of the power to implement the issuance
       and establish the terms thereof as to all matters
       not contemplated by the General Meeting.

3.     Authorisation to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       NOTE DIRECTED TO INVESTORS: PLEASE BE ADVISED             Non-Voting
       THAT ADDITIONAL INFORMATION CONCERNINGS SANTANDER,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY WEBSITE:
       http://www.santander.com/

       NOTE DIRECTED TO CUSTODIAN BANKS: PLEASE BE               Non-Voting
       ADVISED THAT ADDITIONAL INFORMATION CONCERNINGS
       SANTANDER, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.santander.com/




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701582846
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476993 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING TURNED TO ISSUER PAY MEETING AND CHANGE
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Examination and approval, if deemed appropriate.          Mgmt          For                            For
       of the annual accounts [balance sheet, profit
       and loss statement, statements of changes in
       net assets and cash flows, and notes] and of
       the corporate management of Banco Santander,
       S.A and its consolidated Group, all with respect
       to the Fiscal Year ended 31 DEC 2007.

2.     Application of results from Fiscal Year 2007.             Mgmt          For                            For

3.A    Ratification of the appointment of Mr. Juan               Mgmt          For                            For
       Rodriguez Inciarte.

3.B    Re-election of Mr. Luis Alberto Salazar-Simpson           Mgmt          For                            For
       Bos.

3.C    Re-election of Mr. Luis Angel Rojo Duque.                 Mgmt          For                            For

3.D    Re-election of Mr. Emilio Botin-Sanz de Sautuola          Mgmt          For                            For
       y Garcia de los Rios.

4.     Re-election of the Auditor of Accounts for Fiscal         Mgmt          For                            For
       Year 2008.

5.     Authorization for the Bank and its Subsidiaries           Mgmt          For                            For
       to acquire their own stock pursuant to the
       provisions of Section 75 and the first additional
       provision of the Business Corporations Law
       [Ley de Sociedades Anonimas], depriving of
       effect the authorization granted by the shareholders
       at the General Shareholders' Meeting held on
       23 JUN 2007 to the extent of the unused amount.

6.     Approval, if appropriate, of new Bylaws and               Mgmt          For                            For
       abrogation of current Bylaws.

7.     Amendment, if appropriate, of Article 8 of the            Mgmt          For                            For
       Rules and Regulations for the General Shareholders'
       Meeting.

8.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to carry out the resolution to be adopted
       by the shareholders at the Meeting to increase
       the share capital, pursuant to the provisions
       of Section 153.1a) of the Business Corporations
       Law, depriving of effect the authorization
       granted by the shareholders at such General
       Meeting on 23 JUN 2007.

9.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities that
       are convertible into and/or exchangeable for
       shares of the Company, setting standards for
       determining the conditions for and modalities
       of the conversion and or exchange and allocation
       to the Board of Directors of the powers to
       increase capital in the required amount, as
       well as to exclude the preemptive subscription
       rights of the shareholders and holders of convertible
       debentures, depriving of effect the authorization
       conferred by resolution Ten approved at the
       Ordinary General Shareholders' Meeting of 21
       JUN 2003.

10.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities not
       convertible into shares.

11.A   With respect to the long-term Incentive Policy            Mgmt          For                            For
       approved by the Board of Directors, approval
       of new cycles and a plan for the delivery of
       Santander shares for implementation by the
       Bank and companies of the Santander Group,
       linked to certain requirements of permanence
       or changes in total shareholder return and
       earnings per share of the Bank.

11.B   Approval of an incentive plan for employees               Mgmt          For                            For
       of Abbey National Plc and other companies of
       the Group in the United Kingdom by means of
       options to shares of the Bank linked to the
       contribution of periodic monetary amounts and
       to certain requirements of permanence.

12.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholder
       at the Meeting, as well as to delegate the
       powers received from the shareholders at the
       Meeting, and the grant of powers to convert
       such resolutions into notarial instruments.




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BANK PUBLIC CO LTD, BANGKOK                                                         Agenda Number:  701162719
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0606R119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Apr-2007
        ISIN:  TH0001010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the 13th AGM of shareholders       Mgmt          For                            For
       held on 12 APR 2006

2.     Acknowledge the report on the results of operations       Mgmt          For                            For
       for the year 2006 as presented in the annual
       report

3.     Acknowledge the report of the Audit Committee             Mgmt          For                            For

4.     Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statement for the year 2006

5.     Approve the appropriation of the profit and               Mgmt          Against                        Against
       the payment of dividend for the year 2006

6.     Elect the Directors in place of those retiring            Mgmt          For                            For
       by rotation

7.     Elect the Additional Directors                            Mgmt          For                            For

8.     Acknowledge the Directors  remuneration                   Mgmt          For                            For

9.     Appoint the Auditors and approve to determine             Mgmt          For                            For
       the remuneration

10.    Approve the issuance and offer for sale of bonds          Mgmt          For                            For
       by the Bank

11.    Other business aif anya                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC                                                                                Agenda Number:  701183434
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  and the Auditors  reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Marcus Agius as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Frederik Seegers as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Christopher Lucas as a Director              Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Stephen Russell as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard Leigh Clifford as a Director         Mgmt          For                            For
       of the Company

8.     Re-elect Sir Andhrew Likierman as a Director              Mgmt          For                            For
       of the Company

9.     Re-elect Mr. John Varley as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

12.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize Barclays Bank PLC to make EU political          Mgmt          For                            For
       donations

14.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.15   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.16   Approve to renew the Company s authority to               Mgmt          For                            For
       purchase its own shares

S.17   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343802
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to pass and implement Resolution 2 at             Mgmt          For                            For
       the EGM relating to the preference shares and
       to consent to any resulting change in the rights
       of ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343814
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Merger with ABN AMRO Holding N.V.             Mgmt          For                            For
       and increase in authorized Capital from GBP
       2,500,000,000 to GBP 4,401,000,000 and issue
       equity with pre-emptive rights up to GBP 1,225,319,514
       in connection with the merger

S.2    Approve further increase in the authorized capital        Mgmt          For                            For
       from GBP 4,401,000,000 to GBP 4,401,000,000
       and EUR 2,000,000,000 and issue Preference
       Shares with pre-emptive rights up to aggregate
       nominal amount of EUR 2,000,000,000 and adopt
       New Articles of Association

3.     Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 981,979,623

S.4    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities for cash other than on a pro-rata
       basis to shareholders and sell the treasury
       shares without pre-emptive rights up to aggregate
       nominal amount of GBP 147,296,943

S.5    Authorize the Company to purchase 1,700,000,000           Mgmt          For                            For
       Ordinary Shares for market purchase

S.6    Approve to cancel the amount standing to the              Mgmt          For                            For
       credit of the share premium account of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 BAYER AG, LEVERKUSEN                                                                        Agenda Number:  701538300
--------------------------------------------------------------------------------------------------------------------------
    Security:  D07112119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005752000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and resolution
       on the appropriation of the distributable profit
       of EUR 1,031,861,592 as follows: payment of
       a dividend of EUR 1.35 per entitled share ex-dividend
       and payable date: 26 APR 2008

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at a price
       not differing more than 10% from the market
       price of the shares, on or before 24 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or within the scope of the Company's
       Stock Option Plans, and to retire the shares

5.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013, the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       or conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

5.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 I)

6.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013. the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       and conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

6.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 II)

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       Subsidiaries Fuenfte Bayer VV GmbH, Sechste
       Bayer VV GmbH and Erste Bayer VV AG as the
       transfer-ring Companies, effective for a period
       of at least 5 years

8.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447959. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701375063
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1498M100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as specified

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as specified

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

10.    Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

11.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

12.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc's Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008,
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2008, and for such period the Section 89
       amount [under the United Kingdom Companies
       Act 1985] shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc ["shares"] provided that: a) the
       maximum aggregate number of shares to be purchased
       be 232,802,528, representing 10% of BHP Billiton
       Plc's issued share capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority, which would or might be
       completed wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of Performance Shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director Mr. M.
       J. Kloppers, in the specified manner

20.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. C. W. Goodyear, in the
       specified manner

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701069571
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2006
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2006, together with the
       Directors  report, the Auditors  report as
       set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2006, together with
       the Directors  report, the Auditors  report
       as set out in the annual report

3.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Plc

4.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Limited

5.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Plc

6.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Limited

7.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Plc

8.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Limited

9.     Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Plc

10.    Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Limited

11.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

12.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

13.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc, who retires by rotation

14.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited, who retires by rotation

15.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Plc, who retires by rotation

16.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Limited, who retires by rotation

17.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

18.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

19.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

20.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

21.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree its remuneration

22.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc s Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2007
       and for such period the Section 80 amount
       under the United Kingdom Companies Act 1985
       shall be USD 276,686,499.00

S.23   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc
       s Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2007 and for such period the Section 89
       amount  under the United Kingdom Companies
       Act 1985  shall be USD 61,703,675.00

S.24   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases  Section
       163 of that Act  of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc  shares  provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 246,814,700, being 10% of
       BHP Billiton Plc s issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       Authority expires on the earlier of 25 APR
       2008 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2007 ; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S25.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 DEC
       2006

S25.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 MAR
       2007

S25.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 MAY
       2007

S25.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 JUN
       2007

S25.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 SEP
       2007

S25.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 NOV
       2007

26.    Approve the remuneration report for the 30 JUN            Mgmt          For                            For
       2006

27.    Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of ASX Listing Rule 10.14, the
       grant of Deferred Shares and the Options under
       the BHP Billiton Limited Group Incentive Scheme
       GIS  and the grant of Performance Shares under
       the BHP Billiton Limited Long Term Incentive
       Plan  LTIP  to the Executive Director and the
       Chief Executive Officer, Mr. Charles W. Goodyear,
       in the manner as specified

28.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Plc Group Incentive Scheme and the
       grant of Performance Shares under the BHP Billiton
       PLC Long Term Incentive Plan to the Executive
       Director and the Group President Non-Ferrous
       Materials, Mr. Marius J. Kloppers, in the manner
       as specified

29.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Limited Group Incentive Scheme and
       the grant of Performance Shares under the BHP
       Billiton Limited Long Term Incentive Plan to
       the Executive Director and the Group President
       Carbon Steel Materials, Mr. Chris J. Lynch,
       in the manner as specified

30.    Approve the establishment, operation and administration   Mgmt          For                            For
       of a BHP Billiton Limited Global Employee Share
       Plan, as specified and BHP Billiton Plc Global
       Employee Share Plan, as specified

31.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Plc to all
       the Non-Executive Directors in any year together
       with the remuneration paid to those Non-Executive
       Directors by BHP Billiton Limited from AUD
       3,000,000 to USD 3,000,000; and that this increase,
       for all purposes, including for the purposes
       of Article 76 of the Articles of Association
       of BHP Billiton Plc and ASX Listing Rule 10.17

32.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Limited to
       all the Non-Executive Directors in any year
       together with the remuneration paid to those
       Non-Executive Directors by BHP Billiton Plc
       from AUD 3,000,000 to USD 3,000,000; and that
       this increase, for all purposes, including
       for the purposes of Rule 76 of the Constitution
       of BHP Billiton Limited and ASX Listing Rule
       10.17




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701375760
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as set out in the annual report

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          For                            For
       of BHP Billiton Plc who retires by rotation

8.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          For                            For
       of BHP Billiton Limited who retires by rotation

9.     Re-elect Honourable E. Gail De Planque as a               Mgmt          For                            For
       Director of BHP Billiton Plc who retires by
       rotation

10.    Re-elect Honourable E. Gail De Planque as a               Mgmt          For                            For
       Director of BHP Billiton Limited who retires
       by rotation

11.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          For                            For
       of BHP Billiton Plc who retires by rotation

12.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          For                            For
       of BHP Billiton Limited who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve to renew the authority and power to               Mgmt          For                            For
       allot relevant securities conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve to renew the authority and power to               Mgmt          For                            For
       allot equity securities for cash conferred
       on the Directors by Article 9 of BHP Billiton
       Plc's Articles of Association for the period
       ending on the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008 and for such period the Section 89 amount
       [under the United Kingdom Companies Act 1985]
       shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc [shares] provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 232,802,528, being 10% of
       BHP Billiton Plc's issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of deferred shares and options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of performance shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director, Mr.
       Marius J. Kloppers, as specified

20.    Approve the grant of deferred shares and options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. Charles W. Goodyear, as
       specified

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701207412
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1058Q238                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the consolidated balance sheet at 31              Mgmt          For                            For
       DEC 2006 and the consolidated profit and loss
       account for 2006, prepared in accordance with
       the International Accounting Standards (IFRS)
       adopted by the European Union

O.2    Approve the Bank s balance sheet at 31 DEC 2006           Mgmt          For                            For
       and the profit and loss account for the year
       then ended, prepared in accordance with French
       Accounting Standards and the net income figure
       of EUR 5,375,377,317.47

O.3    Approve to appropriation of net income as specified;      Mgmt          For                            For
       the total dividend of EUR 2,891,923,319.00
       to be paid to BNP Paribas shareholders corresponds
       to a dividend of EUR 3.10 per share with a
       par value of EUR 2.00; authorize the Board
       of Directors to credit dividends payable on
       shares held in treasury stock to un appropriated
       retained earnings the proposed dividend is
       eligible for the tax allowance granted to individuals
       domiciled for tax purposes in France as provided
       for by Article 158-3-2 of the French Tax Code;
       authorize the Board of Directors to deduct
       from unappropriated retained earnings the amount
       necessary to pay the specified dividend on
       shares issued on the exercise of Stock Options
       prior to the ex-dividend date

O.4    Receive the terms of the Auditors  special report         Mgmt          For                            For
       on transactions and agreements governed by
       Article L. 225-38 of the French Commercial
       Code and approve the transactions and agreements
       entered into during the year, as approved in
       advance by the Board of Directors and as specified

O.5    Authorize the Board, in accordance with Article           Mgmt          For                            For
       L. 225-209 ET SEQ of the French Commercial
       Code, to buy back a number of shares representing
       up to 10% of the bank s issued capital, i.e.,
       a maximum of 93,287,849 shares at 22 JAN 2007;
       these shares may be acquired for the purposes
       as specified; the shares may be purchased at
       any time, unless a public offer is made in
       respect of the bank s shares, subject to the
       applicable regulations, and by any appropriate
       method, including in the form of block purchases
       or by means of derivative instruments traded
       on a regulated market or over the-counter;
       the price at which shares may be acquired under
       this authorization may not exceed EUR 105 per
       share, representing a maximum purchase price
       of EUR 9,795,224,145 based on the bank s issued
       capital at 22 JAN 2007; this price may, however,
       be adjusted to take into account the effects
       of any corporate actions; authorize the Board
       of Directors, with the option of delegating
       said powers subject to compliance with the
       applicable law, to use this authorization and,
       in particular, to place orders on the stock
       exchange, enter into all agreements regarding
       the keeping of share purchase and sale registers,
       to carry out all formalities and make all declarations

O.6    Ratify the Board of Directors 08 MAR 2007 appointment     Mgmt          For                            For
       of Mr. Suzanne Berger Keniston as a Director
       aauthority expires at the close of general
       meeting called in 2008 and approve the 2007
       financial statements

O.7    Approve to renew Mr. Louis Schweitzer s as a              Mgmt          For                            For
       Director for a period of 3 years, expiring
       at the close of the general meeting to be called
       in 20I0 and approve the 2009 financial statements

O.8    Authorize the bearer of an original, copy or              Mgmt          For                            For
       extract of the minutes of this meeting to carry
       out all legal and administrative formalities
       and to make all filings and publish all notices
       required by the applicable Law

E.9    Amend the 38-month authorization given in the             Mgmt          For                            For
       15th resolution adopted by the EGM of 18 MAY
       2005; the amendment is to provide for the early
       termination of the applicable vesting and holding
       periods in the event of disability of a beneficiary,
       in accordance with Act 1770-2006 of 30 DEC
       2006 relating to the promotion of employee
       profit-sharing and share ownership

E.10   Amend the 26-month authorization given to the             Mgmt          For                            For
       Board of Directors in the 22nd resolution adopted
       by the EGM of 23 MAY 2006 to increase the bank
       s capital via the issue of shares reserved
       for Members of the BNP Paribas Corporate Savings
       Plan as specified

E.11   Authorize the Board of Directors in accordance            Mgmt          For                            For
       with Article L.225-209 of the French Commercial
       Code, to cancel, on one or several occasions,
       some or all of the BNP Paribas shares that
       the bank currently holds or that it may acquire
       in accordance with the conditions laid down
       by the OGM, provided that the number of shares
       cancelled in any 24 month period does not exceed
       10% of the total number of shares outstanding;
       the difference between the purchase price of
       the cancelled shares and their par value will
       be deducted from additional paid-in capital
       and reserves available for distribution, with
       an amount corresponding to 10% of the capital
       reduction being deducted from the Legal Reserve;
       authorize the Board of Directors to implement
       this authorization, carry out all acts, formalities
       and declarations, including the amendment of
       the Articles of Association, and generally,
       do all that is necessary, with the option of
       delegating said powers subject to compliance
       with the applicable law; aauthority expires
       at the end of 18 monthsa; in addition, authorize
       the Board of Directors, in accordance with
       Article L. 225-204 of the French Commercial
       Code, to reduce BNP Paribas  capital by canceling
       the 2,638,403 BNP Paribas shares acquired following
       the full asset transfer that took place in
       connection with the Merger of Societe Centrale
       D  Investissements into BNP Paribas on 23 MAY
       2006; authorize the Board of Directors for
       an I8-month period to deduct the difference
       between the carrying amount of the cancelled
       shares and their par value from additional
       paid-in capital and reserves available for
       distribution, with an amount corresponding
       to 10% of the capital reduction being deducted
       from the legal reserve

E.12   Approve the merger in accordance with the specified       Mgmt          For                            For
       terms and conditions, to be carried out by
       BNL transferring to BNP Paribas all of its
       assets, in return for BNP Paribas assuming
       all of BNL s liabilities; authorize the Board
       of Directors to carry out a capital increase
       in connection with the merger, whereby BNL
       shareholders will be granted a total number
       of BNP Paribas shares with a par value of EUR
       2 each, ranging from 402,735 to 1,539,740 (representing
       between EUR 805,470 and EUR 3,079,480) depending
       on the number of BNL shares held by third parties
       on the merger completion date; these newly-issued
       shares will be allocated based on a ratio of
       one (1) BNP Paribas share for 27 BNL shares
       at the merger completion date, taking into
       account the fact that no BNL shares held by
       BNP Paribas will be exchanged for the Bank
       s own shares, in accordance with Article L.
       236-3 of the French Commercial Code; approve
       the completion date for said merger, as specified
       in the draft merger agreement; as from the
       merger completion date - which must be no later
       than 31 DEC 2007 - all operations carried out
       by BNL will be considered for accounting purposes
       as having been performed by BNP Paribas; notes
       that the difference between the value of the
       transferred net assets at 31 DEC 2006, corresponding
       to BNP Paribas  share of the underlying net
       assets (representing between EUR 4,415 million
       and EUR 4,476 million) and the estimated carrying
       amount of BNP Paribas  interest in BNL as recorded
       in BNP Paribas  accounts at the merger completion
       date, represents a technical merger goodwill
       of between EUR 4,536 million and EUR 4,597
       million; approve any adjustments to be made
       to the above-mentioned technical merger goodwill
       based on the actual amount of the net assets
       transferred and the carrying amount of BNP
       Paribas  interest in BNL at the merger completion
       date, and approves the allocation of the adjusted
       technical merger goodwill as provided for in
       the draft merger agreement; approve that, as
       from the merger completion date, the new shares
       to be issued as consideration for the assets
       transferred to BNP Paribas in connection with
       the merger will carry the same rights and be
       subject to the same legal requirements as existing
       shares, and that an application will be made
       for them to be listed on the Euro list market
       of Euro next Paris (Compartment A); authorize
       the Board of Directors to sell all the BNP
       Paribas shares corresponding to fractions of
       shares as provided for in the draft merger
       agreement; approve that the difference between
       the amount corresponding to the portion of
       the net assets transferred to BNP Paribas held
       by shareholders other than BNP Paribas and
       BNL at the merger completion date, and the
       aggregate par value of the shares remitted
       as consideration for said asset transfer (representing
       between EUR 14.7 million and EUR 57.4 million)
       will be credited to a merger premium account
       to which all shareholders shall have equivalent
       rights; authorize (i) the adjustment of said
       premium at the merger completion date in order
       to reflect the definitive value of the net
       assets transferred to BNP Paribas and the number
       of BNP Paribas shares actually issued, and
       (ii) the allocation of the adjusted merger
       premium, as provided for in the draft merger
       agreement; as a result of the merger of BNL
       into BNP Paribas, approves the dissolution
       of BNL without liquidation at the merger completion
       date, and as from that date the replacement
       of BNL by BNP Paribas in relation to all of
       BNL s rights and obligations; as a result of
       the merger of BNL into BNP Paribas and subject
       to the terms and conditions of the draft merger
       agreement, authorizes BNP Paribas to take over
       BNL s commitments arising from the stock options
       awarded to the Employees and Corporate Officers
       of BNL and its subsidiaries under the Stock
       Option Plans listed in the appendix to the
       draft merger agreement; approve the Auditors
       special report, resolves to waive in favour
       of holders of the above stock options, all
       pre-emptive rights to subscribe for the shares
       to be issued on exercise of the options; grant
       full powers to the Board of Directors to use
       this authorization, with the option of delegating
       said powers subject to compliance with the
       applicable law; this includes (i) placing on
       record the number and par value of the shares
       to be issued on completion of the merger and,
       where appropriate, the exercise of options,
       (ii) carrying out the formalities related to
       the corresponding capital increases, (iii)
       amending the bank s Articles of Association
       accordingly, and (iv) more generally, taking
       any and all measures and carrying out any and
       all formalities appropriate or necessary in
       relation to the transaction

E.13   Approve: the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of Compagnie Immobiliere
       de France into BNP Paribas; the transfer of
       Compagnie Immobiliere de France s entire asset
       base to BNP Paribas; notes that since the draft
       merger agreement was filed with the Paris Commercial
       Court, BNP Paribas has held all of the shares
       making up the capital of Compagnie Immobiliere
       de France and consequently the merger will
       not lead to an increase in BNP Paribas  share
       capital nor to an exchange of Compagnie Immobiliere
       de France shares for BNP Paribas shares, in
       accordance with Article L.236-II of the French
       Commercial Code; the amount of the assets transferred
       by Compagnie Immobiliere de France and the
       valuation thereof, as well as the amount of
       the technical merger goodwill and its allocation
       as provided for in the merger agreement; as
       a result of the foregoing and subject to the
       conditions precedent provided for in the merger
       agreement, Compagnie Immobiliere de France
       will be automatically dissolved without liquidation
       and BNP Paribas will simply replace Compagnie
       Immobiliere de France in relation to all of
       its rights and obligations and authorize the
       Board of Directors to record the fulfillment
       of the conditions precedent set out in the
       merger agreement and to take any and all measures
       and carry out any and all formalities appropriate
       or necessary in relation to the transaction,
       with the option of delegating said powers to
       the Chief Executive Officer

E.14   Approve; the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of Societe Immobiliere
       du 36 avenue de l Opera into BNP Paribas; the
       transfer of Societe Immobiliere du 36 avenue
       de l Opera s entire asset base to BNP Paribas;
       notes that since the draft merger agreement
       was filed with the Paris Commercial Court,
       BNP Paribas has held all of the shares making
       up the capital of Societe Immobiliere du 36
       avenue de l Opera and consequently the merger
       will not lead to an increase in BNP Paribas
       share capital nor to an exchange of Societe
       Immobiliere du 36 avenue de l Opera shares
       for BNP Paribas shares, in accordance with
       Article L.236- II of the French Commercial
       Code; the amount of the assets transferred
       by Societe Immobiliere du 36 avenue de l Opera
       and the valuation thereof, as well as the amount
       of the technical merger goodwill and its allocation
       as provided for in the merger agreement; that,
       as a result of the foregoing, Societe Immobiliere
       du 36 avenue de l Opera is dissolved without
       liquidation as from the date of this Meeting
       and that BNP Paribas will henceforth simply
       replace Societe Immobiliere du 36 avenue de
       l Opera in relation to all of its rights and
       obligations and authorize the Board of Directors
       to take any and all measures and carry out
       any and all formalities appropriate or necessary
       in relation to the transaction, with the option
       of delegating said powers to the Chief Executive
       Officer

E.15   Approve: the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of CAPEFI into BNP Paribas;
       the transfer of CAPEFI s entire asset base
       to BNP Paribas; notes that since the draft
       merger agreement was filed with the Paris Commercial
       Court, BNP Paribas has held all of the shares
       making up the capital of CAPEFI and consequently
       the merger will not lead to an increase in
       BNP Paribas  share capital nor to an exchange
       of CAPEFI shares for BNP Paribas shares, in
       accordance with Article L.236- II of the French
       Commercial Code; the amount of the assets transferred
       by CAPEFI and the valuation thereof, as well
       as the amount of the technical merger goodwill
       and its allocation as provided for in the merger
       agreement; that, as a result of the foregoing,
       CAPEFI is dissolved without liquidation as
       from the date of this meeting and BNP Paribas
       will henceforth simply replace CAPEFI in relation
       to all of its rights and obligations; authorize
       the Board of Directors to take any and all
       measures and carry out any and all formalities
       appropriate or necessary in relation to the
       transaction, with the option of delegating
       said powers to the Chief Executive Officer

E.16   Amend the bank s Articles of Association in               Mgmt          For                            For
       accordance with Decree No. 2006-1566 of 11
       DEC 2006 which amends the terms and conditions
       relating to attendance at shareholders  meetings
       provided for in the Decree of 23 MAR 1967 concerning
       commercial Companies; consequently, Article
       18 of Section V of the Articles of Association
       is amended to read as specified

E.17   Authorize the bearer of an original, copy or              Mgmt          For                            For
       extract of the minutes of this Meeting to carry
       out all legal and administrative formalities
       and to make all filings and publish all notices
       required the applicable Law




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701502999
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1058Q238                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FYE in 31 DEC
       2007, in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented,
       showing an after Tax net income of EUR 4,531,
       812,601.84

O.3    Authorize the Board of Directors, to resolves             Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: net income for the FY: EUR 4,531,812,601.84
       profit retained earnings: EUR 12,439,561,352.21
       total EUR 16,971,373,954.05 to the special
       investment reserve: EUR 19,544, 500.00 dividends:
       EUR 3,034,079,740 .75 retained earnings: EUR
       13,917,7 49,713.30 total : EUR 16,971,373,95
       4.05 the shareholders will receive a net dividend
       of EUR 3.35 per s hare [of a par value of EUR
       2.00 each], and will entitle to the deduction
       provided by the French Tax Code [Article 158.3.2],
       this dividend will be paid on 29 MAY 2008,
       the Company holding some of its own shares,
       so that the amount of the unpaid dividend on
       such shares shall be allocated to the 'retained
       earnings' account as required by Law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 2.00 for FY 2004
       EUR 2.60 for FY 2005 EUR 3.10 for FY 2006;
       and to withdraw from the 'retained earnings'
       account the necessary sums to pay the dividend
       above mentioned, related to the shares of which
       the exercises of the stock subscription options
       were carried out before the day the dividend
       was paid

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       sequential of the French Commercial Code, approves
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, that is 90,569, 544 shares, maximum
       funds invested in the share buybacks: EUR 9,056,95
       4,400.00; [authority expires at 18 month period]
       it supersedes the authorization granted by
       the combined shareholders' meeting of 15 MAY
       2007 in its Resolution number 5; and to take
       all necessary measures and accomplish all necessary
       formalities

O.6    Appoints Mrs. Daniela Weber Rey as a Director             Mgmt          For                            For
       for a 3 year period

O.7    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Grappotte as Director for a 3 year period

O.8    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Lepet it as Director for a 3 year period

O.9    Approve to renew appointment of Mrs. Suzanne              Mgmt          For                            For
       Berge R. Keniston as Director for a 3 year
       period

O.10   Approve to renew appointment of Mrs. Helene               Mgmt          For                            For
       Ploix as Director for a 3 year period

O.11   Approve to renew appointment of Mr. Baudouin              Mgmt          For                            For
       Prot as Director for a 3 year period

O.12   Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscript ion rights maintained, of BNP Pariba
       s' ordinary shares and securities giving access
       to BNP Paribas' capital, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000 .00, [authority
       expires at 26 month period] it Supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       350,000,000.00, by issuance, without preemptive
       subscription rights and granting of a priority
       time limit, of BNP Paribas' shares and securities
       giving access to BNP Paribas' capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00;
       [authority expires at 26 month period]; it
       supersedes, for the unused amounts, any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, without preemptive
       subscript ion rights, the share capital to
       a maximum nominal amount of EUR 250,0 00,000.00,
       by issuance of shares tendered to any public
       exchange offer made by BNP Paribas; [Authority
       expires at 26 month period], and to take all
       necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing , without pre emptive
       subscription rights, shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of unquoted capital securities;
       [Authority expires at 26 month period] and
       to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.17   Approve to decides that the overall nominal               Mgmt          For                            For
       amount pertaining to: the capital increases
       to be carried out with the use of the authorizations
       given by Resolutions 14 to 16 shall not exceed
       EUR 350,000,000.00, the issues of debt securities
       to be carried out with the use of the authorizations
       given by Resolutions Number 14 to 16 shall
       not exceed EUR 7,000,000,000.00, the shareholders'
       subscription rights being cancelled

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 1,000,000 ,000.00, by way of
       capitalizing reserves, profits, or additional
       paid in capital, by issuing bonus shares or
       raising the par value of existing shares, or
       by a combination of these methods; [Authority
       expires at 26 month period] it supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Approve the overall nominal amount of the issues,         Mgmt          For                            For
       with or without pre-emptive subscription rights,
       pertaining to: the capital increases to be
       carried out with the use of the delegations
       given by Resolutions 13 to 16 shall not exceed
       EUR 1,00 0,000,000.00, the issues of debt securities
       to be carried out with the use of the delegations
       given by Resolutions Number 13 to 16 shall
       not exceed EUR 10,000,000,000.00

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares,
       in favour of Members of a Company savings plan
       of the group BNP Paribas; [Authority expires
       at 26 month period] and for a nominal amount
       that shall not exceed EUR 36,000,000.00, it
       supersedes, for the unused amounts, any and
       all earlier authorization to the same effect;
       and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned; and to
       take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.21   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees of BNP Paribas
       and Corporate Officers of the related Companies,
       they may not represent more than 1.5 % of the
       share capital; [Authority expires at 38 month
       period], it supersedes, for the unused amounts,
       any and all earlier authorization to the same
       effect; and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of any persons concerned by the characteristics
       given by the Board of Directors; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of employees
       and Corporate Officers of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3 % of the share
       capital, the total number of shares allocated
       free of charge, accordingly with t he authority
       expires in its Resolution 21, shall count against
       this ceiling, the present authorization is
       granted for a 38 month period, it supersedes,
       for the amounts unused, any and all earlier
       delegations to the same effect; and to decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries of the
       stock subscription options; and to take all
       necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the shares held by the Company
       in connection with a Stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period; [Authority expires
       at 18 month period] it supersedes the authorization
       granted by the shareholders' meeting of 15
       MAY 2007 in its Resolution 11; and to take
       all necessary measures and accomplish all necessary
       formalities

E.24   Amend the Article Number 18 of the By Laws                Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701050344
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Nov-2006
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2006, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 6.7p per ordinary             Mgmt          For                            For
       share for the YE 30 JUN 2006

3.     Re-appoint Mr. Chase Carey as a Director                  Mgmt          For                            For

4.     Re-appoint Mr. Nicholas Ferguson as a Director            Mgmt          For                            For

5.     Re-appoint Mr. James Murdoch as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Jacques Nasser as a Director               Mgmt          For                            For

7.     Re-appoint Mr. David Devoe as a Director                  Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Receive the report of Directors  remuneration             Mgmt          For                            For
       for the YE 30 JUN 2006

12.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 as amended
       the Act , to make donations to EU political
       organization as defined in Section 347A of
       the Act, not exceeding GBP 100,000 in total
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 in
       total;  Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2007 or on 31 DEC 2007  provided that the authorized
       sum referred above be comprised of one or more
       amounts in different currencies which for the
       purposes of calculating the said sum, shall
       be converted into pounds sterling at the exchange
       rate published in the London edition of the
       Financial Times of the day on which the relevant
       donation is made or expenditure incurred  or
       the first business day thereafter  or, if earlier,
       on the day in which the Company enters into
       any contract or undertaking in relation to
       the same

13.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act 1985
       as amended  the Act , to allot relevant securities
       up to an aggregate nominal amount of GBP 295,000,000
       approximately 33% of the nominal issued ordinary
       share capital ;  Authority expires at the conclusion
       of the next AGM of the Company ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

s.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the Act to allot equity securities with
       in the meaning Section 94 of the Act, for cash
       pursuant to the authority conferred by Resolution
       13, dis-applying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue; and b) up to an aggregate nominal
       amount of GBP 44,000,000  5% of the nominal
       issued ordinary share capital ; and authorize
       the Directors to make offers or which would
       or might require equity securities to be allotted
       after the expiry of such period




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701375051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2007, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend for the YE 30 JUN 2007           Mgmt          For                            For

3.     Re-appoint Mr. Jeremy Darroch as a Director               Mgmt          For                            For

4.     Re-appoint Mr. Andrew Higginson as a Director             Mgmt          For                            For

5.     Re-appoint Ms. Gail Rebuck as a Director                  Mgmt          For                            For

6.     Re-appoint Lord Rothschild as a Director                  Mgmt          For                            For

7.     Re-appoint Mr. David F. DeVoe as a Director               Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Approve the report on Directors' remuneration             Mgmt          For                            For
       for the YE 30 JUN 2007

12.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at the time
       at which this resolution is passed or at any
       time during the period for which this resolution
       has effect, in accordance with Sections 366
       and 367 of the Companies Act 2006 [the 2006
       Act] to: a) make political donations to political
       parties or independent election candidates,
       as defined in Sections 363 and 364 of the 2006
       Act, not exceeding GBP 100,000 in total; b)
       make political donations to political organizations
       other than political parties, as defined in
       Sections 363 and 364 of the 2006 Act, not exceeding
       GBP 100,000 in total; and c) incur political
       expenditure, as defined in Section 365 of the
       2006 Act, not exceeding GBP 100,000 in total;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 31 DEC
       2008]; provided that the authorized sum referred
       to in Paragraphs (a), (b) and (c) above may
       be comprised of one or more amounts in different
       currencies which, for the purposes of calculating
       the said sum, shall be converted into Pounds
       Sterling at the exchange rate published in
       the London edition of the financial times on
       the day which the relevant donation is made
       or expenditure incurred [or the 1st business
       day thereafter]

13.    Authorize the Directors, pursuant to an din               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985 as amended [the 1985 Act], to allot
       relevant securities up to an maximum nominal
       amount of GBP 289,000,000 [33% of the nominal
       issued ordinary share capital of the Company];
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 13,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue; b) up
       to an aggregate nominal amount of GBP 43,500,000
       [5% of the nominal issued share capital of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company, as specified, as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 BUMIPUTRA-COMMERCE HOLDINGS BHD                                                             Agenda Number:  701540254
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1002C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 25 sen less income            Mgmt          For                            For
       tax of 26% for the YE 31 DEC 2007 payable on
       30 MAY 2008 to shareholders registered in the
       Company's books at the close of business on
       20 MAY 2008

3.     Re-elect Tan Sri Dato' Md Nor Md Yusof as a               Mgmt          For                            For
       Director, who retires in accordance with the
       Company's Articles of Association

4.     Re-elect Dato' Nazir Razak as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Dato' Mohd Shukri Hussin as a Director,          Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.     Re-elect Mr. Hiroyuki Kudo as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

7.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 90,000 per Director per annum in respect
       of the YE 31 DEC 2007

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company at any time until the conclusion
       of the next AGM and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that the aggregate number of shares to be issued
       does not exceed 10% of the issued share capital
       of the Company for the time being, subject
       always to the approval of all the relevant
       regulatory bodies being obtained for such allotment
       and issue

10.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965 [as may be amended, modified or re-enacted
       from time to time], the Company's Articles
       of Association and the requirements of the
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and approvals of all relevant governmental
       and/or regulatory authorities, to purchase
       such number of ordinary shares of MYR 1.00
       each in the Company [proposed Shares Buy-Back]
       as may be determined by the Board of Directors
       of the Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Board of Directors may deem fit and expedient
       in the interest of the Company provided that
       the aggregate number of ordinary shares purchased
       and/or held pursuant to this resolution does
       not exceed 10% of the total issued and paid-up
       share capital of the Company at any point in
       time and an amount not exceeding the total
       retained profits of approximately MYR 1,335.3
       Million and/or share premium account of approximately
       MYR 5,174.2 Million of the Company based on
       the audited financial statements for the FYE
       31 DEC 2007 be allocated by the Company for
       the proposed Shares Buy-Back and that the ordinary
       shares of the Company to be purchased are to
       be cancelled and/or retained as treasury shares
       and subsequently be cancelled, distributed
       as dividends or re-sold on Bursa Securities;
       and authorize the Board of Directors of the
       Company to do all acts and things to give effect
       to the proposed Shares Buy-Back; [Authority
       expires the earlier of the conclusion of the
       next AGM of BCHB in 2009 or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORPORATION                                                                          Agenda Number:  932672339
--------------------------------------------------------------------------------------------------------------------------
    Security:  13321L108                                                             Meeting Type:  Annual and Special
      Ticker:  CCJ                                                                   Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       JOHN H. CLAPPISON                                         Mgmt          For                            For
       JOE F. COLVIN                                             Mgmt          For                            For
       HARRY D. COOK                                             Mgmt          For                            For
       JAMES R. CURTISS                                          Mgmt          For                            For
       GEORGE S. DEMBROSKI                                       Mgmt          For                            For
       GERALD W. GRANDEY                                         Mgmt          For                            For
       NANCY E. HOPKINS                                          Mgmt          For                            For
       OYVIND HUSHOVD                                            Mgmt          For                            For
       J.W. GEORGE IVANY                                         Mgmt          For                            For
       A. ANNE MCLELLAN                                          Mgmt          For                            For
       A. NEIL MCMILLAN                                          Mgmt          For                            For
       ROBERT W. PETERSON                                        Mgmt          For                            For
       VICTOR J. ZALESCHUK                                       Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS.                      Mgmt          For                            For

03     A RESOLUTION AMENDING CAMECO S STOCK OPTION               Mgmt          For                            For
       PLAN, AS DESCRIBED IN THE ACCOMPANYING MANAGEMENT
       PROXY CIRCULAR.

04     THE UNDERSIGNED HEREBY DECLARES THAT ALL SHARES           Mgmt          Abstain                        Against
       REPRESENTED HEREBY ARE HELD, BENEFICIALLY OWNED
       OR CONTROLLED BY ONE OR MORE RESIDENTS (PLEASE
       MARK THE  FOR  BOX) OR ONE OR MORE NON-RESIDENTS
       (PLEASE MARK THE  ABSTAIN  BOX).

05     IF THE UNDERSIGNED IS A RESIDENT PLEASE MARK              Mgmt          Abstain                        Against
       THE  FOR  BOX, IF THE UNDERSIGNED IS A NON-RESIDENT
       PLEASE MARK THE  ABSTAIN  BOX.




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORPORATION                                                                          Agenda Number:  932857432
--------------------------------------------------------------------------------------------------------------------------
    Security:  13321L108                                                             Meeting Type:  Annual and Special
      Ticker:  CCJ                                                                   Meeting Date:  15-May-2008
        ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       JOHN H. CLAPPISON                                         Mgmt          For                            For
       JOE F. COLVIN                                             Mgmt          For                            For
       HARRY D. COOK                                             Mgmt          For                            For
       JAMES R. CURTISS                                          Mgmt          For                            For
       GEORGE S. DEMBROSKI                                       Mgmt          For                            For
       GERALD W. GRANDEY                                         Mgmt          For                            For
       NANCY E. HOPKINS                                          Mgmt          For                            For
       OYVIND HUSHOVD                                            Mgmt          For                            For
       J.W. GEORGE IVANY                                         Mgmt          For                            For
       A. ANNE MCLELLAN                                          Mgmt          For                            For
       A. NEIL MCMILLAN                                          Mgmt          For                            For
       ROBERT W. PETERSON                                        Mgmt          For                            For
       VICTOR J. ZALESCHUK                                       Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS.                      Mgmt          For                            For

03     A SHAREHOLDER PROPOSAL, FURTHER DETAILS OF WHICH          Shr           Against                        For
       ARE SET FORTH IN SCHEDULE B TO THE ACCOMPANYING
       MANAGEMENT PROXY CIRCULAR.

04     THE UNDERSIGNED HEREBY DECLARES THAT ALL SHARES           Mgmt          Abstain                        Against
       REPRESENTED HEREBY ARE HELD, BENEFICIALLY OWNED
       OR CONTROLLED BY ONE OR MORE RESIDENTS (PLEASE
       MARK THE "FOR" BOX) OR ONE OR MORE NON-RESIDENTS
       (PLEASE MARK THE "ABSTAIN" BOX).

05     IF THE UNDERSIGNED IS A RESIDENT PLEASE MARK              Mgmt          Abstain                        Against
       THE "FOR" BOX, IF THE UNDERSIGNED IS A NON-RESIDENT
       PLEASE MARK THE "ABSTAIN" BOX.




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701150815
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05124144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2007
        ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial      Code, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

3.26   Appoint a Director                                        Mgmt          For                            For

3.27   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701477398
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05124144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CARNIVAL PLC                                                                                Agenda Number:  701169840
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19081101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2007
        ISIN:  GB0031215220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Micky Arison as a Director of the            Mgmt          For                            For
       Carnival Corporation and the Carnival Plc

2.     Re-elect Ambassador Richard G. Capen, Jr. as              Mgmt          For                            For
       a Director of the Carnival Corporation and
       the Carnival Plc

3.     Re-elect Mr. Robert H. Dickinson as a Director            Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

4.     Re-elect Mr. Arnold W. Donald as a Director               Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

5.     Re-elect Mr. Pier Luigi Foschi as a Director              Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

6.     Re-elect Mr. Howard S. Frank as a Director of             Mgmt          For                            For
       the Carnival Corporation and the Carnival Plc

7.     Re-elect Mr. Richard J. Glasier as a Director             Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

8.     Re-elect Mr. Baroness Hogg as a Director of               Mgmt          For                            For
       the Carnival Corporation and the Carnival Plc

9.     Re-elect Mr. Modesto A. Maidique as a Director            Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

10.    Re-elect Sir John Parker as a Director of Carnival        Mgmt          For                            For
       Corporation and the Carnival Plc

11.    Re-elect Mr. Peter G. Ratcliffe as a Director             Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

12.    Re-elect Mr. Stuart Subotnick as a Director               Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

13.    Elect Ms. Laura Weil as a Director of the Carnival        Mgmt          For                            For
       Corporation and the Carnival Plc

14.    Re-elect Mr. Uzi Zucker as a Director of the              Mgmt          For                            For
       Carnival Corporation and the Carnival Plc

15.    Re-appoint the UK firm of PricewaterhouseCoopers          Mgmt          For                            For
       LLP as the Independent Auditors of the Carnival
       Plc for the period commencing until the conclusion
       of the next general meeting at which the accounts
       of the Carnival Plc are laid and ratify the
       selection of the U.S. Firm PricewaterhouseCoopers
       LLP as the Independent Registered Certified
       Public Accounting Firm Carnival Corporation
       for the period commencing until the conclusion
       of the next AGM of the Carnival Corporation
       after the date on which this Resolution is
       passed

16.    Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors of Carnival Plc to agree the remuneration
       of the Independent Auditors

17.    Receive the UK accounts and the reports of the            Mgmt          For                            For
       Directors and the Auditors of Carnival Plc
       for the FYE 30 NOV 2006

18.    Approve the Directors  remuneration report of             Mgmt          For                            For
       Carnival Plc as set out in the annual report
       for the FYE 30 NOV 2006

19.    Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors by Article 30 of the Carnival
       Plc s Articles of Association be renewed for
       a period commencing at the end of the meeting
       and expiring at the end of the AGM of Carnival
       Plc after the date on which this Resolution
       is passed and for that period the Section 80
       amount shall be USD 21,239,657

S.20   Approve, subject to passing of Resolution 19,             Mgmt          For                            For
       the power conferred on the Directors by Article
       31 of the Carnival Plc s Articles of Association
       be renewed for a period commencing at the end
       of the meeting and expiring at the end of the
       next AGM of Carnival Plc after the date on
       which this Resolution is passed and for that
       period the Section 89 amount shall be USD 17,688,017

S.21   Authorize the Carnival Plc, to make market purchases      Mgmt          For                            For
       aSection 163(3) of the UK Companies Act 1985
       athe Companies Act 1985aa up to a maximum of
       10,655,432 ordinary shares, of USD 1.66 each
       in the capital of Carnival Plc, at a minimum
       price aexclusive of expensesa of USD 1.66 ordinary
       shares and the maximum pice which may be paid
       for an ordinary shares is an amount aexclusive
       of expensesa equal to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange aLSEa Daily Official
       List, over the previous 5 business days; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Carnival Plc in 2008 or 18
       monthsa; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.22   Approve that the Carnival Plc may send or supply          Mgmt          For                            For
       any document or information that is required
       or authorized to be sent or supplied to a shareholder
       or any other person by Carnival Plc by a provision
       of the Companies Acts aSection 2 of the UK
       Companies Act 2006 athe Companies Act, 2006aa
       or pursuant to Carnival Plc s Articles of Association
       or to any other rules or regulations to which
       Carnival Plc may be subject, by making it available
       on a website, and the provisions of Scheduled
       5 to the Companies Act 2006 shall apply whether
       or not any document or information is required
       or authorized to be sent by the Companies Act,
       Carnival Plc s Articles of Association or any
       other rules or regulations to which Carnival
       Plc may be subject and this resolution shall
       supersede any provision in Carnival PLC Articles
       of Association to the extent that is inconsistent
       with this resolution




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701203717
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13923119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Apr-2007
        ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 367825 DUE TO ADDITONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the reports of the Executive Committee,           Mgmt          No vote
       the Supervisory Board and the Auditors, financial
       statements FYE 2006 as presented accordingly,
       and grant permanent discharge to the Executive
       Committee for the performance of its duties
       during the said FY

2.     Receive the reports of the Executive Committee,           Mgmt          No vote
       the Supervisory Board and the Auditors; approve
       the consolidated financial statements for the
       said FY in the form presented to the meeting

3.     Approve the special report of the Auditors on             Mgmt          No vote
       agreements governed by Articles L. 225-86 Et
       Seq of the French Commercial Code and the agreements
       referred to therein

4.     Approves the recommendations of the Executive             Mgmt          No vote
       Committee and resolves that the income for
       the FY be appropriated as follows; income for
       the FY: EUR 485,068,310,79 plus retained earnings
       EUR 597,595,662.74 total EUR 1,082,663,973,53
       allocation: dividends EUR 726,049,797.48 retained
       earnings EUR 356,614,176.05 and the shareholders
       will receive a net dividend of EUR 1.03 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 4 MAY 2007 as required by Law

5.     Ratify the appointment of Mr. Robert Halley               Mgmt          No vote
       as Member of the Supervisory Board , to replace
       Mr. Luc Vandevelde for the remainder of Mr.
       Luc Vandevelde s term of office

6.     Appoint Mr. Jean-Martin as a Member of Supervisory        Mgmt          No vote
       Board for a 4 year period

7.     Appoint the Members of Supervisory Board, the             Mgmt          No vote
       Company Halley participations for a 4 year
       period

8.     Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by the combined
       shareholders  meeting of 02 MAR 2006, to purchase
       Company s shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 75.00 maximum number of
       shares to be acquired 3% of the share capital
       i.e, 21,150,000 shares, the maximum funds invested
       in the share buybacks :EUR 1,586,250,000.00;
       and to take all necessary measures and accomplish
       all necessary formalities; aAuthority is given
       for an 18-month perioda

9.     Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by shareholders
       meeting of 02 MAY 2006, to reduce the share
       capital, on 1 or more occasions and at its
       sole discretion, by canceling shares already
       held by the Company and or that could be purchased
       in connections with the authorization given
       in the resolution No.5, up to a maximum 10%
       of the share capital over a 24 month period;
       aAuthority is given for a 18 month perioda

10.    Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by the shareholders
       meeting of 27 APR 2004, in 1 or more transactions,
       the employees and the Corporate officers of
       the Company and related Companies, options
       giving the right to purchase existing shares
       purchased by the Company; and to take all necessary
       measures and accomplish all necessary formalities;
       aAuthorization is given for an 38-month perioda

11.    Amend the Article 25.III of the By-Law in order           Mgmt          No vote
       to bring it into conformity with the new regulatory
       requirements

12.    Elect Mr. Sebastien Bazin as a Supervisory Board          Mgmt          No vote
       Member

13.    Elect Mr. Nicolas Bazire as a Supervisory Board           Mgmt          No vote
       Member




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701486587
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13923119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the financial statements for the YE 2007 as
       presented accordingly, the shareholders' meeting
       gives permanent discharge to the Executive
       Committee for the performance of their duties
       during the said FY

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY in the form presented to the meeting

O.3    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Louis
       Duran; the Chairman of the Executive Committee

O.4    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Gilles
       Petit, the Member of the Executive Committee

O.5    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Guy Yraeta,
       the Member of the Executive Committee

O.6    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Thierry
       Garnier, the Member of the Executive Committee

O.7    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Javier
       Compo, the Member of the Executive Committee

O.8    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Maria
       Folache, the Member of the Executive Committee

O.9    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by Articles L. 225.90.1
       of the French Commercial Code; the said report
       and the disposition foreseen by the Supervisory
       Board regarding Mr. Jacques Bauchet, the Member
       of the Executive Committee

O.10   Approves the recommendations of the Executive             Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 4,861,628,153.20 previous retained
       earnings: EUR 360,625,087.72 distributable
       income EUR 5,222,253,240.92 dividends: EUR
       761,294,933.28 retained earnings EUR 4,460,958,307.64
       and the shareholders will receive a net dividend
       of EUR 1.08 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 23 APR
       2008 as required by Law, it is reminded that
       for the 3 FY the dividends paid were as follows:
       EUR 0.94 for FY 2004 EUR 1.00 for FY 2005 EUR
       1.03 for FY 2006

O.11   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, maximum number of
       shares to be acquired 10% of the share capital,
       the maximum funds invested in the share buybacks:
       EUR 4,550,000,000.00; and to delegate all powers
       to Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shared holders meeting of 30 APR 2007 [Authority
       after18 months];

E.12   Authorize the Executive Committee, to reduce              Mgmt          For                            For
       the share capital, on 1 or more accessions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with the Stock Repurchase Plan authorized
       by Resolution Number 11 of the present meeting
       and or by canceling shares already held by
       the Company, up to a maximum 10% of the share
       capital over a 24 month period; and to delegate
       all powers to Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shared holders meeting of 30 APR 2007;
       [Authority expires after 18 months]

E.13   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by in favor of employees
       and Corporate officers of the Company who are
       the Members of a Company Savings Plan; for
       a nominal amount that shall not exceed EUR
       29,000,000.00; to cancel the shareholders preferential
       subscription rights in favor of he employees
       of entities defined by the shareholders meeting;
       and delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 months]

E.14   Authorize the Executive Committee, to grant               Mgmt          Against                        Against
       for free, on 1 or more occasions existing or
       future shares, in favor of Employees and Corporate
       officers of the Company and related Companies,
       they may not represent more than 0.2% of the
       share capital; to cancel the shareholders preferential
       subscription rights; and to delegate all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 20 APR 2005; [Authority
       expires after 38 months]




--------------------------------------------------------------------------------------------------------------------------
 CATTLES PLC                                                                                 Agenda Number:  701207450
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19684102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  GB0001803666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report, the audited financial      Mgmt          For                            For
       statements and the Auditors  report in respect
       of the YE 31 DEC 2006

2.     Declare the final dividend                                Mgmt          For                            For

3.a    Re-elect Mr. J. J. Corr as a Director, who retires        Mgmt          For                            For
       by rotation

3.b    Re-elect Mr. I. S. Cummine as a Director, who             Mgmt          For                            For
       retires by rotation

3.c    Re-elect Mr. F. Dee as a Director, who retires            Mgmt          For                            For
       by rotation

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company in accordance with
       the Section 385 of the Companies Act 1985

5.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

6.     Approve the remuneration report of the Directors          Mgmt          For                            For
       prepared in accordance with the Directors
       remuneration report regulations 2002 and dated
       15 MAR 2007

7.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       an aggregate nominal amount of GBP 12,092,390;
       the authority conferred by resolution 7 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any allotment,
       offer or agreement made or entered into prior
       to the passing of this resolution;aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 monthsa; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.8    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95 of the Companies Act 1985 to
       allot equity securities aSection 94 of the
       Acta for cash pursuant to the authority conferred
       by Resolution 7, disapplying the statutory
       pre-emption rights aSection 89(1)a, provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of GBP 906,929;
       the authority conferred by resolution 8 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any allotment,
       offer or agreement made or entered into prior
       to the passing of this resolution; this power
       applies in relation to a slare of shares which
       is an allotment of equity securities by virtue
       of Section 94a3Aa of the Act as if in the 1st
       paragraph of this resolution the words pursuant
       to the authority conferred by resolution 7
       as specified; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       or 15 monthsa; and, authorize the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 athe Acta, to
       make market purchases aSection 163(3) of the
       Acta of up to 36,277,172 ordinary shares a10%
       of the issued share capitala at a minimum price
       of 50p and not more than 5% above the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase; that stipulated by Article 5a1a
       of the buy-back and Stabilization Regulation
       aAuthority expires the earlier of the conclusion
       of the AGM of the Company or 15 monthsa; the
       authority conferred by resolution 9 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any contract
       to purchase ordinary shares entered into prior
       to the passing of this resolution; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       so as to conform to the revised Articles of
       Association produced to the meeting and initialed
       by the Chairman for the purposes of idenfication




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932606570
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     CONSIDERATION AND, IF APPLICABLE, AUTHORIZATION           Mgmt          For                            For
       OF A TRANSACTION, AFTER HEARING A REPORT BY
       THE CHIEF EXECUTIVE OFFICER AND THE OPINION
       OF THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932673874
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE         Mgmt          For                            For
       OFFICER, INCLUDING THE COMPANY S FINANCIAL
       STATEMENTS, REPORT OF VARIATIONS OF CAPITAL
       STOCK, AND PRESENTATION OF THE REPORT BY THE
       BOARD OF DIRECTORS, FOR THE FISCAL YEAR ENDED
       DECEMBER 31, 2006, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     PROPOSAL FOR: (I) THE ALLOCATION OF PROFITS               Mgmt          For                            For
       AND (II) THE MAXIMUM AMOUNT OF FUNDS TO BE
       USED FOR THE PURCHASE OF COMPANY SHARES.

03     PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE             Mgmt          For                            For
       COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZATION
       CHARGED AGAINST RETAINED EARNINGS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

04     APPOINTMENT OF DIRECTORS, AND MEMBERS AND PRESIDENT       Mgmt          For                            For
       OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE,
       ACCORDING TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED
       FOR CONSIDERATION AT THE MEETING.

05     COMPENSATION OF DIRECTORS AND MEMBERS OF THE              Mgmt          For                            For
       AUDIT AND CORPORATE PRACTICES COMMITTEE, ACCORDING
       TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED FOR
       CONSIDERATION AT THE MEETING.

06     APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS     Mgmt          For                            For
       ADOPTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701538906
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14965100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.i    Declare an ordinary final dividend for the YE             Mgmt          For                            For
       31 DEC 2007

2.ii   Declare a special final dividend for the YE               Mgmt          For                            For
       31 DEC 2007

3.i    Re-elect Mr. Lu Xiangdong as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Xue Taohai as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Huang Wenlin as a Director                   Mgmt          Against                        Against

3.iv   Re-elect Mr. Xin Fanfei as a Director                     Mgmt          For                            For

3.v    Re-elect Mr. Lo Ka Shui as a Director                     Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.     Authorize the Directors, to purchase shares               Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] and
       the aggregate nominal amount of Shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Futures Commission of Hong
       Kong and The Stock Exchange of Hong Kong Limited
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or within which the next AGM
       of the Company is required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [if the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with shares by the number of shares repurchased
       up to 10% of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution, as specified
       in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701124822
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2007
        ISIN:  CN0005789556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of Sinopee               Mgmt          For                            For
       Corporation to allot and issue and deal with
       new domestic listed shares and new overseas
       listed foreign shares, during and after the
       end of the relevant period, subject to this
       resolution and pursuant to the Company Law
       athe Company Lawa of the people s Republic
       of China athe PRCa and the listing rules of
       the relevant Stock Exchange aas amended from
       time to timea, and to determine the terms and
       conditions for the allotment and issue of new
       shares including the following terms: 1) to
       issue class and number of new shares; 2) price
       determination method of new shares and/or issue
       price aincluding price rangea; 3) the starting
       and closing dates for the issue; 4) class and
       number of the new shares to be issued to existing
       shareholders; and 5) the making or granting
       of offers, agreements and options which might
       require the exercise of such powers; the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or without or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with awhether pursuant to
       an option or otherwisea by the Board of Directors
       of the Sinopec Corp. pursuant to the said approval,
       otherwise than pursuant to issue of shares
       by conversion of surplus reserves into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corp, not exceeding 20% of each
       class of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation: 1) to comply with Company Law
       of the PRC and the relevant regulatory stipulations
       aas amended from time to timea of the places
       where Sinopec Corporation is listed; and 2)
       to obtain approval from China Securities Regulatory
       Commission and other relevant PRC government
       departments; aAuthority expires the earlier
       at the conclusion of the next AGM of Sinopec
       Corporation or 12 monthsa; and authorize the
       Board of Directors of Sinopec Corporation,
       subject to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, to increase the registered
       capital of Sinopec Corporation to the required
       amount upon the exercise of the powers pursuant
       to this resolution; to sign the necessary documents,
       complete the necessary formalities and take
       other necessary steps to complete the allotment
       and issue and listing of new shares, provided
       the same do not violate the relevant Laws,
       administrative regulations, listing rules of
       the relevant Stock Exchange and the Articles
       of Association; authorize the Board of Directors
       of Sinopec Corporation or the Secretary to
       the Board, subject to the approval of the relevant
       PRC authorities, to make appropriate and necessary
       amendments to Articles 20 and 23 of the Articles
       of Association after completion of the allotment
       and issue of new shares according to the method,
       type and number of the allotment and issue
       of new shares according to the method, type
       and number of the allotment and issue of new
       shares by Sinopec Corporation and the actual
       situation of the shareholding structure of
       the Sinope Corporation at the alteration of
       the share capital structure and registered
       capital of Sinope Corporation pursuant to the
       exercise of this mandate

S.2    Approve, subject to the passing this Resolutions          Mgmt          For                            For
       S.2  and S.3: to issue up to USD 1.5 billion
       aor approximately HKD 11.7a in the principal
       amount of bonds convertible in to Sinopec Corporaton
       s overseas listed foreign shares within 12
       months from the date of approvals passed at
       Sinopec Corporation s general meeting; to issue
       from time to time and in accordance with the
       terms and conditions of the convertible bonds,
       such number of new overseas listed foreign
       shares as may be required to be issued pursuant
       to the application for conversion of shares
       made by the convertible bond holders; to increase
       its capital and to make all necessary amendments
       to Sinopec Corporation s Articles of Association
       for the purpose of reflecting the changes of
       the registered capital and capital structure
       of Sinopec Corporation resulting from the issue
       of new overseas listed foreign shares pursuant
       to the conversion of the convertible bonds

S.3    Authorize the Board of Directors of Sinope Corporation,   Mgmt          For                            For
       to deal with al matters in connection with
       the issue of convertible bonds, including but
       not limited to: subject to the passing of Resolutions
       S.2, to determine the terms and conditions
       of the convertible bonds and the relevant matters
       in accordance with the need of Sinopec Corporation
       and the market conditions, including the amount
       of convertible bonds with in the upper limit
       as mentioned in Resolution S.2, and to sign
       all necessary legal documents for such purpose;
       authorize the Secretary to the Board, subject
       to the passing of Resolutions S.2, to issue
       new overseas listed foreign shares in accordance
       with the passing of Resolution S.2 and/or increase
       share capital and or amend Sinopec Corporation
       s Articles of Association as mentioned in the
       Resolution S.2 and to deal with all necessary
       procedures and registrations in relation thereto

S.4    Authorize the Sinopec Corporation, subject to             Mgmt          For                            For
       the passing of the Resolution S.5, to issue
       up to RMB 10 billion in principal amount of
       domestic Corporate bonds with in 12 months
       from the date of approvals passed at Sinopec
       Corporation s general meeting

S.5    Authorize the Board of Directors of Sinopec               Mgmt          For                            For
       Corp to deal with all matters in connection
       with the issue of domestic bonds, including
       but not limited to, subject to the passing
       of Resolution S.4, to determine the terms and
       conditions of the domestic bonds and relevant
       matters in accordance with the need of Sinopec
       Corp and the market conditions, including the
       exact amount of domestic Corporate bonds within
       the upper limit as mentioned in Resolution
       S.4, and to sign all necessary legal documents
       for such purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701253332
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  CN0005789556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378260 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of Sinopec Corporation for the YE 31 DEC 2006

2.     Approve the report of the Supervisory Board               Mgmt          No vote
       of the Sinopec Corporation for the YE 31 DEC
       2006

3.     Approve the audited financial report and consolidated     Mgmt          No vote
       financial report of Sinopec Corporation for
       the YE 31 DEC 2006

4.     Approve the Profit Distribution Plan and distribution     Mgmt          No vote
       of the final dividend of the Sinopec Corporation
       for the YE 31 DEC 2006

5.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          No vote
       and Overseas Auditors of Sinopec Corporation
       for the year 2007, respectively, and authorize
       the Board of Directors to determine their remunerations

6.     Approve the Sichuan-to-East China Gas Project             Mgmt          No vote
       athe Gas Projecta and authorize the Board to
       take all necessary actions in relation to the
       Gas Project, including but not limited to the
       formulation and execution of all the necessary
       legal documents aas specifieda

S.7    Authorize the Board of Directors, on the flexibility      Mgmt          No vote
       of issuance of new shares, the Board of Director
       proposes to obtain a general mandate from shareholders;
       to allot, issue and deal with shares not exceeding
       20% of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation, notwithstanding the obtaining
       of the general mandate, any issue of domestic
       shares need shareholders  approval at shareholders
       meeting in accordance with the relevant PRC
       Laws and regulations: subject to below and
       pursuant to the Company Law athe Company Lawa
       of the People Republic of China aPRCa and the
       listing rules of the relevant stock exchange
       aas amended from time to timea, the exercised
       by the Board of Directors of Sinopec Corporation,
       of all the power of Sinopec Corporation, granted
       by the general and unconditional mandate to
       allot, issue and deal with shares during the
       relevant period and to determine the terms
       and condition for the allotment and issue of
       new shares including as specified a) class
       and number of new shares to be issued b) price
       determination method of new shares and/or issue
       price aincluding price rangea c) the starting
       and closing dates for the issue d) class and
       number of the new shares to be issued to existing
       shareholders and e) the making or granting
       of offers, agreements and options which might
       require the exercise of such power; during
       the Relevant Period to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the Relevant Period; the aggregate nominal
       amount of new domestic listed shares and new
       overseas listed foreign shares allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with awhether
       pursuant to an option or otherwisea by the
       Board of Directors of Sinopec Corporation,
       otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation; authorize the Board of
       Directors of Sinopec Corporation must i) comply
       with the Company Law of the PRC and the relevant
       regulatory stipulations aas amended from time
       to timea of the places where Sinopec Corporation
       is listed; and ii) obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments;  Relevant
       Period  means the period from the date of passing
       this resolution until whichever is the earliest
       of 12 months from the date of passing this
       resolution; the conclusion of the next AGM
       of Sinopec Corporation; and the revocation
       or variation of the mandate granted under this
       resolution by special resolution of the shareholders
       in general meeting; of Sinopec Corporation
       subject to the approval of the relevant authotities
       of the PRC and in accordeance with the Company
       Law of the PRC, to increase the registered
       capital of Sinopec Corporation to the required
       amount as specified; sign the necessary documents,
       complete the necessary formalities and take
       other necessary steps to complete the allotment
       and issue and listing of new shares, provided
       the same do not violate the relevant laws,
       administrative regulations, listing rules of
       the relevant Stock Exchanges and the Articles
       of Association; subject to the approval of
       the relevant PRC authorities, to make appropriate
       and necessary amendments to Article 20 and
       Article 23 of the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation at time of completion of
       the allotment and issue of new shares in order
       to reflect the alteration of the share capital
       structure and registered capital of Sinopec
       Corporation, pursuant to the exercise of this
       mandate

S.8    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.9, to issue Corporate Bonds according to
       its actual funding requirements in compliance
       with the relevant PRC Laws and regulations,
       such approvals shall be valid from the date
       of approvals passed at the AGM until the date
       of the AGM for the year 2007; the maximum accumulated
       balance of the Bonds shall not exceed 40% of
       the net assets, which at the time of the issue
       of the Bonds in question will be calculated
       on the basis of the net assets contained in
       the latest audited consolidated financial statements
       of Sinopec Corp. prepared pursuant to the PRC
       Accounting Rules and Regulations aas specifieda

S.9    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.8, to consider and grant to the Board an
       unconditional and general mandate to deal with
       all matters in connection with the issue of
       Corporate Bonds, including but not limited
       to, determine the specified terms and conditions
       of the Corporate Bonds and other related matters
       in accordance with the needs of Sinopec Corp.
       and the market conditions, including the determination
       of the exact amount of corporate bonds within
       the upper limit as specified and the formulation
       and execution of all necessary legal documents
       for such purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  701516974
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1504C113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2007

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company in 2007

6.     Re-appoint KPMG Huazhen and KPMG as the PRC               Mgmt          For                            For
       and International Auditors respectively of
       the Company for 2008; and authorize the Committee
       appointed by the Board comprising Messrs. Chen
       Biting and Ling Wen, all being Directors of
       the Company, to determine their remuneration

7.     Approve the amendments to the "Connected Transaction      Mgmt          Against                        Against
       Decision System of China Shenhua Energy Company
       Limited"




--------------------------------------------------------------------------------------------------------------------------
 CIBA SPEZIALITAETENCHEMIE HOLDING AG, BASEL                                                 Agenda Number:  701140167
--------------------------------------------------------------------------------------------------------------------------
    Security:  H14405106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Mar-2007
        ISIN:  CH0005819724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 360437 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Amend Article 17 paragraphs 2 and 3 of the Articles       Mgmt          For                            For
       of Association

2.     Approve the annual report, the annual financial           Mgmt          For                            For
       statements, the consolidated statements for
       2006, acknowledgement of the reports of the
       Auditors and the Independent Group Auditors

3.     Approve the allocation of profit                          Mgmt          For                            For

4.     Grant discharge the Board of Directors and the            Mgmt          For                            For
       Executive Committee

5.1.A  Re-elect  Prof. Dr. Erwin W. Heri as a Member             Mgmt          For                            For
       of the Board of Director for a period of 4
       years

5.1.B  Re-elect Dr. Uli Sigg as a Member of the Board            Mgmt          For                            For
       of Director for a period of 4 years

6.     Elect Prof. Dr. Utz - Hellmuth  Felcht  as a              Mgmt          For                            For
       Member of the Board of Director for a period
       of 3 years

7.A    Amend Article 19 Lit. H of the Articles of Association    Mgmt          For                            For

7.B    Approve the deletion of Article 33 of the Articles        Mgmt          For                            For
       of Association

8.     Re-elect the Auditors and Group Auditors                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  701192849
--------------------------------------------------------------------------------------------------------------------------
    Security:  D15642107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 25 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY, with the report
       of the Supervisory Board, the Group financial
       statements and annual report and the corporate
       governance and remuneration reports

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 492,876,405.75 as follows: payment
       of a dividend of EUR 0.75 per share ex-dividend
       and payable date: 17 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Elections to the Supervisory Board: Mr. Friedrich         Mgmt          For                            For
       Lurssen

7.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes; the Company shall be authorized to
       acquire and sell own shares, at prices not
       deviating more than 10%; from their average
       market price, on or before 31 OCT 2008; the
       trading portfolio of shares acquired for this
       purpose shall not exceed 5% of the share capital
       at the end of any given day

8.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading ; the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from their average market price, on or
       before 31 OCT 2008; the shares may be disposed
       of in a manner other than the stock exchange
       or a rights offering if they are sold at a
       price not materially below their market price,
       or if they are used for acquisition purposes
       or as employee shares; the Board of Managing
       Directors shall also be authorized to retire
       the shares

9.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transparency Directive
       Implementation Law [TUG]; the Company shall
       be authorized to transmit information to shareholders
       by electronic means

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the adjustment of the Supervisory
       Board remuneration as of the second half of
       the 2007 FY, the Members of the Supervisory
       Board shall receive a basic annual remuneration
       of EUR 40,000 plus EUR 3,000 per EUR 0.05 of
       the dividend in excess of EUR 0.10 per share;
       the Chairman shall receive 3 times and the
       Deputy Chairman twice, these amounts Committee
       Chairmen shall receive an additional amount
       equal to the basic remuneration, while Committee
       Members shall receive an additional half of
       the basic remuneration; all Members of the
       Supervisory Board shall receive an attendance
       fee of EUR 1,500 per meeting

11.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly owned subsidiary Commerz
       Grundbesitzgesellschaft mbH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  701530429
--------------------------------------------------------------------------------------------------------------------------
    Security:  D15642107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code as well as the
       Corporate Governance remuneration report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 657,168,541 as follows: Payment
       of a dividend of EUR 1 per no-par share Executive
       dividend and payable date: 16 MAY 2008

3.     Ratification of the acts of the Board of the              Mgmt          For                            For
       Managing Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the audit of              Mgmt          For                            For
       the YE financial statements for the Company
       and the group and the review of the interim
       financial statements for the 2008 FY: PricewaterhouseCoopers
       AG, Frankfurt

6.     Appointment of the Auditors for the review of             Mgmt          For                            For
       the interim financial statements for the first
       quarter of the 2009 FY: PricewaterhouseCoopers
       AG, Frankfurt

7.     Elections to the Supervisory Board: Mr. Dott.             Mgmt          For                            For
       Sergio Balbinot, Dr. Burckhard Bergmann, Dr.
       Ing. Otto Happel, Prof. Dr. Ing. Hans-Peter
       Keitel, Mr. Friedrich Luerssen, Prof. h.c.
       [CHN] Dr. rer. Oec. U. Middelmann, Mr. Klaus-Peter
       Mueller, Mr. Klaus Mueller-Gebel, Dr. Marcus
       Schenk, Dr. Ing. E.h. Heinrich Weiss, and Election
       of substitute Board Members: Dr. Thomas Kremer,
       Dr. Christian Rau

8.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes; the Company shall be authorized to
       acquire and sell own shares, at prices not
       deviating more than 10% from their average
       market price, on or before 31 OCT 2009; the
       trading portfolio of shares acquired for this
       purpose shall not exceed 5% of the share capital
       at the end of any given day

9.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading; the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from their average market price, on or
       before 31 OCT 2009; the Board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or by way of a rights offering,
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if they are sold at a price not materially
       below their market price, or if they are used
       for acquisition purposes; the Board of Managing
       Directors shall also be authorized to offer
       the shares to holders of option and conversion
       rights, to use the shares as Employee shares,
       and to retire the shares

10.    Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares; in connection with item 8, the
       Company may also acquire own shares of up to
       5% of its share capital, at a price not deviating
       more than 10% from the market price of the
       shares using call or put options

11.    Resolution on the creation of authorized capital          Mgmt          For                            For
       and the Corresponding amendment to the Article
       of Association; the existing authorized capitals
       as per item 7 and 8 on the agenda of the shareholders'
       meeting of 12 MAY 2004, shall be revoked; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       470,000,000 through the issue of new bearer
       no-par shares against contributions in cash
       and/or kind, on or before 14 MAY 2013 [authorized
       capital 2008]; shareholders' statutory subscription
       rights may be excluded for the granting of
       such rights to bondholders, for residual amounts,
       and for a capital increase against payment
       in kind

12.    Resolutions on the authorization to issue convertible     Mgmt          For                            For
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convince and/or option rights for shares of
       the Company, on or before 14 MAY 2013; shareholders
       shall be granted subscription rights except
       for residual amounts, for the issue of bonds
       and/or profit-sharing rights conferring convince
       and/or option rights for shares of the Company
       of up to 10% of the share capital if such bonds
       and/or profit-sharing rights are issued at
       a price not materially below their theoretical
       market value, for the issue of bonds and/or
       profit-sharing rights against payment in kind,
       and for the granting of such rights to other
       bondholders; shareholders' subscription rights
       shall also be excluded for the issue of profit-sharing
       rights without convertible or option rights
       with debenture like features; the Company's
       share capital shall be increased accordingly
       by up to EUR 416,000,000 through the issue
       of up to 160,000,000 new bearer shares, insofar
       as convertible and/or option rights are exercised
       [contingent capital 2008/I]

13.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convertible and/or option rights for shares
       of the Company, on or before 14 MAY j2013;
       shareholders shall be granted subscription
       rights except for residual amounts, for the
       issue of bonds and/or profit-sharing rights
       conferring convince and/or option rights for
       shares of the Company of up to 10% of the share
       capital if such bonds and/or profit-sharing
       rights are issued at a price not materially
       below their theoretical market value, and for
       the granting of such rights to other bondholders;
       shareholders' subscription rights shall also
       be excluded for the issue of profit-sharing
       rights without convince or option rights with
       debenture like features; the Company's share
       capital shall be increased accordingly by up
       to EUR 416,000,000 through the issue of up
       to 160,000,000 new bearer shares, insofar as
       convince and/or option rights are exercised
       (contingent capital 2008/11)

14.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerz Services Holding GmbH

15.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerzbank Auslandsbanken Holding Nova GmbH




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV                                                     Agenda Number:  932878715
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441W203                                                             Meeting Type:  Annual
      Ticker:  ABV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US20441W2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINE, DISCUSS         Mgmt          For                            For
       AND VOTE THE FINANCIAL STATEMENTS RELATED TO
       THE FISCAL YEAR OF 2007.

O2     TO RESOLVE ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       FOR THE YEAR, AS WELL AS TO RATIFY THE DISTRIBUTION
       OF INTEREST.

O3     TO RATIFY THE AMOUNTS PAID BY MEANS OF THE GLOBAL         Mgmt          For                            For
       COMPENSATION ATTRIBUTED TO THE COMPANY'S ADMINISTRATORS
       FOR THE YEAR 2007.

O4     TO DETERMINE THE NUMBER OF MEMBERS OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS, TO ELECT ITS NEW MEMBERS AND
       RESPECTIVE DEPUTIES.

O5     TO ELECT NEW MEMBERS OF THE FISCAL COUNCIL OF             Mgmt          For                            For
       THE COMPANY AND RESPECTIVE DEPUTIES.

E1     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$307,235,839.32, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E2     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$131,672,545.74.

E3     BY VIRTUE OF THE RESOLUTIONS OF ITEMS (E1) AND            Mgmt          For                            For
       (E2) ABOVE, TO AMEND ARTICLE 5 OF THE COMPANY'S
       BYLAWS.

E4     TO APPROVE THE CANCELLATION OF COMMON AND PREFERRED       Mgmt          For                            For
       SHARES OF THE COMPANY HELD IN TREASURY.

E5     TO APPROVE THE CHANGE OF OFFICIAL NEWSPAPER               Mgmt          For                            For
       FOR PUBLICATION OF NOTICES TO SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932615593
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  28-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL AND JUSTIFICATION FOR CONSOLIDATION          Mgmt          For                            For
       OF CAEMI MINERACAO E METALURGIA S.A. ( CAEMI
       ), A WHOLLY OWNED SUBSIDIARY OF CVRD, PURSUANT
       TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

02     TO RATIFY THE APPOINTMENT OF THE EXPERTS TO               Mgmt          For                            For
       APPRAISE THE VALUE OF THE COMPANY TO BE CONSOLIDATED

03     TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

04     THE APPROVAL FOR THE CONSOLIDATION OF CAEMI,              Mgmt          For                            For
       WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THIS COMPANY

05     TO RATIFY THE ACQUISITION OF THE CONTROL OF               Mgmt          For                            For
       INCO LTD., PURSUANT TO SECTION 1 OF ARTICLE
       256 OF THE BRAZILIAN CORPORATE LAW

06     TO RATIFY THE APPOINTMENT OF A BOARD MEMBER,              Mgmt          For                            For
       DULY NOMINATED DURING THE BOARD OF DIRECTORS
       MEETING HELD ON JUNE 21, 2006, IN ACCORDANCE
       WITH SECTION 10 OF ARTICLE 11 OF THE COMPANY
       S BY-LAWS




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932676313
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPRECIATION OF THE MANAGEMENTS  REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2006.

O2     PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET OF THE COMPANY.

O3     APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS.     Mgmt          For                            For

O4     APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL.         Mgmt          For                            For

O5     ESTABLISHMENT OF THE REMUNERATION OF THE MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS, THE BOARD OF EXECUTIVE
       OFFICERS AND THE FISCAL COUNCIL.

E1     PROPOSAL FOR THE CAPITAL INCREASE, THROUGH CAPITALIZATION Mgmt          For                            For
       OF RESERVES, WITHOUT THE ISSUANCE OF SHARES,
       AND THE CONSEQUENT CHANGE OF THE HEAD OF ARTICLE
       5 OF THE COMPANY S BY-LAWS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  30-Aug-2007
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Special
      Ticker:  RIO                                                                   Meeting Date:  30-Aug-2007
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Annual
      Ticker:  RIOPR                                                                 Meeting Date:  29-Apr-2008
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          No vote
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          No vote
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          No vote

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          No vote
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          No vote
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          No vote
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          No vote
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          No vote
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Annual
      Ticker:  RIO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          No vote
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          No vote
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          No vote

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          No vote
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          No vote
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          No vote
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          No vote
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          No vote
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LIMITED CPU                                                                   Agenda Number:  701071108
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2721E105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2006
        ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman s address and the presentation by the            Non-Voting
       Chief Executive Officer

2.     Receive the annual financial report, the Directors        Non-Voting
       report and the Auditor s report for the YE
       30 JUN 2006

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

4.A    Re-elect Ms. Penelope Jane Maclagan as a Director         Mgmt          Against                        Against
       of the Company

4.B    Re-elect Mr. William E. Ford as a Director of             Mgmt          For                            For
       the Company

4.C    Re-elect Mr. Simon Jones as a Director of the             Mgmt          For                            For
       Company

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211699
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the APM Shipping Continuing            Mgmt          For                            For
       Connected Transactions Caps and the APM Shipping
       Services Master Agreement aas specifieda, each
       as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       APM Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the APM
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the APM
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

2.     Approve and ratify the COSCON Shipping Continuing         Mgmt          For                            For
       Connected Transactions Caps and the COSCON
       Shipping Services Master Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the COSCON
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

3.     Approve and ratify the COSCON Container Continuing        Mgmt          For                            For
       Connected Transactions Caps and the COSCON
       Container Services Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any one Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Container Services Agreement and the
       transactions contemplated thereunder or to
       be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Container Services Agreement, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the COSCON Container
       Services Agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211839
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors        Mgmt          For                            For
       and the Auditors  reports of the Company for
       the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.i.a  Re-elect Mr. LI Jianhong as a Director                    Mgmt          For                            For

3.i.b  Re-elect Ms. SUN Yueying as a Director                    Mgmt          For                            For

3.i.c  Re-elect Mr. XU Minjie as a Director                      Mgmt          For                            For

3.i.d  Re-elect Mr. Wong Tin Yau, Kelvin as a Director           Mgmt          For                            For

3.i.e  Re-elect Dr. LI Kwok Po, David as a Director              Mgmt          For                            For

3.i.f  Re-elect Mr. LIU Lit Man as a Director                    Mgmt          For                            For

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company aDirectorsa,       Mgmt          Against                        Against
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company aSharesa
       and to make or grant offers, agreements and
       options aincluding warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares of the Companya
       which would or might require shares to be allotted
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue aas specifieda
       or ii) an issue of Shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of Shares in lieu of the whole or part of the
       dividend on Shares in accordance with the Bye-laws
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be helda

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       aSharesa on The Stock Exchange of Hong Kong
       Limited aStock Exchangea or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time during the relevant period, the
       aggregate nominal amount of the shares to be
       repurchased by the Company pursuant to the
       said approval in not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution and the said approval shall be limited
       accordingly; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be helda

5.C    Approve, subject to the passing of the Resolutions        Mgmt          Against                        Against
       5A and 5B, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares of HKD 0.10 each
       in the Company aSharesa pursuant to the Resolution
       5A, by the addition thereto of an amount representing
       the aggregate nominal amount of Shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to the
       Resolution 5B, provided that such extended
       amount not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing the Resolution 5B




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701363335
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  11-Oct-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the agreement dated 24 AUG 2007 between          Mgmt          For                            For
       the Company and COSCO [Hong Kong] Group Limited
       for the sale and purchase of the entire issued
       share capital in and the outstanding loan due
       from Bauhinia 97 Limited [the Agreement] [as
       specified] and all the transactions contemplated;
       and ratify the entering into of the Agreement
       by the Company; and to authorize the Directors
       of the Company to do such acts and/or execute
       all such documents incidental to, ancillary
       to or in connection with matters contemplated
       in or relating to the Agreement as they may
       in their absolute discretion consider necessary,
       desirable or expedient to give effect to the
       Agreement and the implementation of all transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT AGRICOLE S A EXTENDIBLE MEDIUM TERM NTS BOOK ENTRY  144A                             Agenda Number:  701177316
--------------------------------------------------------------------------------------------------------------------------
    Security:  F22797108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  FR0000045072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the Company s financial
       statements for the YE 31 DEC 2006, as presented,
       approves the expenses and charges that were
       not tax-deductible of EUR 67,996.00 with a
       corresponding tax of EUR 23,411.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approves the consolidated
       financial statements for the said financial
       year in the form presented to the meeting

O.3    Acknowledges that the net result for the 2006             Mgmt          For                            For
       FY amounts to EUR 2,956,817,535.03 and that
       the prior retained earnings amount to EUR 1,175,667,403.22
       I.E.A total of EUR 4,132,484,938.25, Consequently
       it resolves that the distributable income for
       the FY be appropriated as follows: to the global
       dividend EUR 1, 894,112,710.65, to the retained
       earnings EUR 2,238,372,227.60, the shareholders
       will receive a net dividend of EUR 1.15 per
       share, and will entitle to the 40 percent deduction
       provided by the French tax code this dividend
       will be paid on 29 MAY 2007, In the event that
       the Credit Agricole S.A. holds some of its
       own shares on the day the dividend are paid,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law

O.4    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Articles L.225-38
       ET SEQ, of the French Commercial Code, the
       report and the agreements referred to therein

O.5    Ratify the co-optation of Mr. Jean-Paul Chifflet          Mgmt          Against                        Against
       as a Director, to replace Mr. Yves Couturier
       who resigned, For the remainder of Mr. Yves
       Couturier s term of office that is until the
       ordinary shareholders  meeting called to approve
       the financial statements for the FYE 31 DEC
       2006

O.6    Appoint Mr. Jean-PaulChifflet as a Director               Mgmt          Against                        Against
       for a 3-year period

O.7    Appoint Mr. Pierre Bru as a Director for a 3-year         Mgmt          Against                        Against
       period

O.8    Appoint Mr. Alain David as a Director for a               Mgmt          Against                        Against
       3-year period

O.9    Appoint Mr. Bruno De Laage as a Director for              Mgmt          Against                        Against
       a 3-year period

O.10   Approve the resignation of Mr. Roger Gobin as             Mgmt          Against                        Against
       Director and decides to appoint as Director
       Mr. Dominique Lefebvre for the remainder of
       Mr. Roger Gobin s term of office

O.11   Approve the resignation of Mr.Corrado Passera             Mgmt          Against                        Against
       as Director and decides to appoint as director
       for the remainder of Mr. Corrado Passera s
       term of office

O.12   Approve to award total annual fees of EUR 950,000.00      Mgmt          For                            For
       to the Directors

O.13   Authorize the Board of Directors, to trade in             Mgmt          Against                        Against
       the Company s shares on the stock market subject
       to the conditions described below; Maximum
       number of shares to be held by the Company:
       10% of the share capital 164,705,453 shares,
       however the number of shares acquired by the
       Company with a view to their retention or their
       subsequent delivery in payment or exchange
       as part of a merger, divestment or capital
       contribution cannot exceed 5% of its capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00, this authorization is
       given for an 18-month period, it supersedes
       the one granted by the OGM of 17 MAY 2006,
       the shareholders  meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to decide on one or more capital increases,
       in France or abroad of maximum nominal amount
       of EUR 2,500,000,000.00, by issuance, with
       preferred subscription rights maintained of
       common shares of the Company and, or any other
       securities giving access to the capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 5,000,000,000.00,
       this authorization is granted for a 26-month
       period it supersedes the unused fraction of
       the authorization granted by the EGM of 17
       MAY 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to decide on one or more capital increases
       in France or abroad by issuance with cancellation
       of the preferential subscription rights of
       common shares of the Company and or any securities
       giving access to the capital, the maximum nominal
       amount of capital increases to be carried out
       by virtue of the present delegation of authority
       shall not exceed a-a EUR 1,000,000,000.00 in
       the event of an issuance with a right to a
       subscription priority period, a-a EUR 500,000,000.00
       in the event of an issuance with no right to
       a subscription priority period, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 5,000,000,000.00
       the whole within the limit of the unused fraction
       of the ceilings set forth in Resolution No.14
       any issuance carried out by virtue of the present
       delegation shall count against said ceilings,
       this authorization is granted for a 26-month
       period, it supersedes the fraction unused of
       the authorization granted by the EGM of 17
       MAY 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Board of Directors, may decide              Mgmt          For                            For
       to increase, when it notices an excess demand,
       the number of securities to be issued for each
       one of the issuances with or without preferential
       subscription rights decided by virtue of the
       Resolution No.14, No.15, No.20, No.21 and No.22
       of the present EGM at the same price as the
       initial issue, within 30 days of the closing
       of the subscription period and up to a maximum
       of 15% of the initial issue, the maximum nominal
       amount of the capital increases with or without
       preferential subscription right to be carried
       out accordingly with the present delegation
       the capital increases authorized by Resolutions
       No.20, No.21 and No.22 being excluded, shall
       count against the overall ceilings of capital
       increase set forth in Resolutions No.14 and
       No.15, this delegation is granted for a 26-month
       period, the shareholders  meeting delegates
       all powers to the Board Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital without preferred subscription
       rights up to 10% of the share capital in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital,
       the maximal amount of capital increases to
       be carried out under this delegation of authority
       shall count against the limit of the overall
       ceilings set forth in Resolutions No.14 and
       No.15, authorization is granted for a 26-month
       period, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period and within the limit of 5% of the Company
       s share capital per year to set the issue price
       of the ordinary shares or securities giving
       access to the capital if the preferential subscription
       right is cancelled in accordance with the terms
       conditions determined by the shareholders
       meeting

E.19   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital in one
       or more occasions up to a maximum nominal amount
       of EUR 3,000,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provide that such capitalization is allowed
       By Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares or by a combination of these methods,
       this amount is independent of the overall value
       set forth in Resolutions No.14 and No.15, this
       authorization is given for a 26-month period
       it supersedes the fraction unused of the authorization
       granted by the shareholders  meeting of 17
       May 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       at its sole discretion in favour of the group
       Credit Agricole s employees Members of a Company
       Savings Plan, this delegation is given for
       a 26-month period and for a nominal amount
       that shall not exceed EUR 150,000,000.00 it
       superseded the authorization granted by the
       shareholder s meeting of 17 May 2006 in its
       Resolution No.26 except for the capital increases
       already decided by the Board of Directors and
       that have not been carried out yet, the shareholders
       meeting delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       by way of issuing new shares in favour of the
       Company Credit Agricole International employees,
       this delegation is given for an 18-month period
       and for a nominal amount that shall not exceed
       EUR 40,000,000.00, The shareholders  meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.22   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital on one or more occasions
       in favour of the employees of some of the Group
       Credit Agricole S.A. s legal entities established
       in the United States Members of a GroupSavings
       Plan in the United States, this delegation
       is given for a nominal amount that shall not
       exceed EUR 40,000,000.00 the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions and
       at its sole discretion by canceling all or
       part of the shares held by the Company in connection
       with the Stock Repurchase Plan set forth in
       Resolution No.13 or in previous authorizations
       up to a maximum of 10% of the share capital
       over a 24-month period, this authorization
       is given for a 24-month period it supersedes
       the authorization granted by the shareholders
       meeting of 17 MAY 2006, the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.24   Amend Article number 23 of the Bylaws to comply           Mgmt          For                            For
       with the Decree No. 2006-1566 of 11 DEC 2006
       modifying the Decree No.67-23 of 23 MAR 1967
       trading Companies

E.25   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF THE RESOLUTIONS. ALSO NOTE
       THE NEW CUT-OFF DATE IS 16 MAY 2007. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701183965
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373014, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the parent Company             Mgmt          For                            For
       s 2006 financial statements and the Group s
       2006 consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board during
       the 2006 FY

3.     Approve to reduce the share capital by CHF 26,894,500     Mgmt          For                            For
       from CHF 607,431,006.50 to CHF 580,536,506.50
       by canceling 53,789,000 shares with a par value
       of CHF 0.50 each, which were acquired in the
       period between 16 MAR 2006 and 15 MAR 2007
       pursuant to the Buy Back Program; acknowledge,
       according to the special report of the Auditors
       KPMG Klynveld Peat Marwick Goerdeler SA the
       obligees  claims are fully covered after the
       share capital reduction as required by Article
       732 Paragraph 2 CO; that as of the date of
       the entry of the capital reduction in the Commercial
       Register, amend Article 3 Paragraph 1 of the
       Articles of Association as specified

4.1    Approve to allocate the retained earnings of              Mgmt          For                            For
       CHF 14,337,238,095 acomprising retained earnings
       brought forward from the previous year of CHF
       3,327,390,120 and net profit for 2006 of CHF
       11,009,847,975a as specified

4.2.   Approve to reduce the share capital by CHF 534,093,585.98 Mgmt          For                            For
       from CHF 580,536,506.50 to CHF 46,442,920.52
       of shares from CHF 0.50 to CHF 0.04 and by
       remitting the amount of the reduction to the
       shareholders; acknowledge that, according to
       the special report of the Auditors KPMG Klynveld
       Peat Marwick Goerdeler SA the obligees  claims
       are fully covered after the share capital reduction
       as required by Article 732 Paragraph 2 CO;
       that as of the date of the entry of the capital
       reduction in the Commercial Register, amend
       Article 3 Paragraph 1 of the Articles of Association
       as specified

5.     Approve the buy back of own shares of up to               Mgmt          For                            For
       a maximum value of CHF 8 billion for a period
       of 3 years

6.1    Approve to renew the authorized capital and               Mgmt          For                            For
       accordingly amend Article 27 Paragraph 1, Article
       26b Paragraph 1and Article 26 c Paragraph 1of
       the Articles of Association as specified

6.2    Amend Article 7 Paragraphs 4 and 5 of the Articles        Mgmt          For                            For
       of Association on the date the capital reduction
       is entered in the Commercial Register as specified

6.3    Amend Articles 26, 26b and 27 of the Articles             Mgmt          For                            For
       of Association at the time of the entry of
       the share capital reduction in the Commercial
       Register as specified

7.1.1  Re-elect Mr. Noreen Doyle as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.2  Re-elect Mr. Aziz R. D. Syriani as a Director             Mgmt          For                            For
       for a term of 3 years as stipulated in the
       Articles of Association

7.1.3  Re-elect Mr. David W. Syz as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.4  Re-elect Mr. Peter Weibel as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.2    Re-elect KPMG Klynveid Peat Marwick Goerdeier             Mgmt          For                            For
       SA, Zurich, as the Independent Auditors of
       the parent Company and the Group for a further
       term of 1 year

7.3    Elect BDO Visura, Zurich, as the Special Auditors         Mgmt          For                            For
       for a term of 1 year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE AS 25 APR 2007.
       PLEASE ALSO NOTE THE NEW CUT-OFF IS 01 MAY
       2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701506341
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the Parent Company's           Mgmt          For                            For
       2007 financial statements and the Group 2007
       consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board

3.     Approve the capital reduction owing to completion         Mgmt          For                            For
       of the share buy back program

4.     Approve the appropriation of retained earnings            Mgmt          For                            For

5.1    Amend the Articles of Association: by amending            Mgmt          For                            For
       the Corporate name [legal form]

5.2    Amend the Articles of Association by the deletion         Mgmt          For                            For
       of provisions concerning contributions in kind

6.1.A  Re-elect Mr. Thomas W. Bechtler to the Board              Mgmt          For                            For
       of Directors

6.1.B  Re-elect Mr. Robert H. Benmosche to the Board             Mgmt          For                            For
       of Directors

6.1.C  Re-elect Mr. Peter Brabeck-Letmathe to the Board          Mgmt          For                            For
       of Directors

6.1.D  Re-elect Mr. Jean Lanier to the Board of Directors        Mgmt          For                            For

6.1.E  Re-elect Mr. Anton Van Rossum to the Board of             Mgmt          For                            For
       Directors

6.1.F  Re-elect Mr. Ernst Tanner to the Board of Directors       Mgmt          For                            For

6.2    Elect KPMG Klynveld Peat Marwick Goerdeler SA             Mgmt          For                            For
       as Independent Auditors and the Group Independent
       Auditors

6.3    Elect BDO Visura as the Special Auditors                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE AND RECEIPT OF AUDITORS NAMES.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTL PWR GENERATION CO  LTD                                                          Agenda Number:  701139924
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20020106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Mar-2007
        ISIN:  CN0009060798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Investment Agreement               Mgmt          For                            For
       entered into on 09 JAN 2007 between the Company,
       Beijing Energy Investment (Group) Company Limited,
       China Datang Corporation and Inner Mongolia
       Mengdian Huaneng Thermal Power Corporation
       Limited; and the investment of power plant
       project of Phases IV and V of Tuoketuo Power
       Plant contemplated thereunder

S.1    Approve to change the registered share capital            Mgmt          For                            For
       of the Company

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTL PWR GENERATION CO  LTD                                                          Agenda Number:  701306359
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20020106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  CN0009060798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 390685 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company athe Boarda for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2006

3.     Approve the financial report of the Company               Mgmt          For                            For
       for the year 2006

4.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       year 2006

5.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       CPAs Company, Limited aPwC Zhong Tiana, and
       PricewaterhouseCoopers Certified Public Accountants,
       Hong Kong aPwCa as the Company s domestic and
       international Auditors, respectively, and approve
       to fix their remunerations

6.     Approve the Financial Services Agreement entered          Mgmt          Against                        Against
       with China Datang Corporation Finance Company

7.i    Elect Mr. Zhai Ruoyu as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.ii   Elect Mr. Zhang Yi as a Executive Director of             Mgmt          For                            For
       the Company of the sixth session of the Board

7.iii  Elect Mr. Hu Shengmu as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.iv   Elect Mr. Fang Qinghai as a Non-Executive Director        Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.v    Elect Mr. Yang Hongming as a Executive Director           Mgmt          Abstain                        Against
       of the Company of the sixth session of the
       Board

7.vi   Elect Mr. Liu Haixia as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.vii  Elect Ms. Guan Tiangang as a Non-Executive Director       Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7viiI  Elect Mr. Su Tiegang as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.ix   Elect Mr. Ye Yonghui as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.x    Elect Mr. Li Gengsheng as a Non-Executive Director        Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.xi   Elect Mr. Xie Songlin as an Independent Non-executive     Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7.xii  Elect Mr. Liu Chaoan as an Independent Non-executive      Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7xiIi  Elect Mr. Yu Changchun as an Independent Non-executive    Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7.xiv  Elect Mr. Xia Qing as an Independent Non-executive        Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

8.i    Elect Mr. Zhang Wantuo as a Supervisor of the             Mgmt          For                            For
       Company of the sixth session of the Supervisory
       Committee

8.ii   Elect Mr. Fu Guoqiang as a Supervisor of the              Mgmt          For                            For
       Company of the sixth session of the Supervisory
       Committee

9.     Approve the remuneration for the Independent              Mgmt          For                            For
       Non-executive Directors of the Company

10.    Approve Mr. Zhou Gang as a Member of the sixth            Mgmt          For                            For
       session of the Board of Directors of the Company
       and elect Mr. Zhou Gang to be Executive Director
       of the Company

S.1    Approve the  Order of Meeting for the General             Non-Voting
       Meeting of Datang International Power Generation
       Company Limited, which will form part of the
       appendices to the Articles of Association of
       the Company

S.2    Approve the  Order of Meeting for the Board               Mgmt          For                            For
       of Directors of Datang International Power
       Generation Co., Ltd  which will form part of
       the appendices to the Articles of Association
       of the Company

S.3    Approve the  Order of Meeting for the Supervisory         Mgmt          For                            For
       Committee of Datang International Power Generation
       Co., Ltd  which will form part of the appendices
       to the Articles of Association of the Company

S.4    Approve the share capital expansion by utilizing          Mgmt          For                            For
       the capital reserve fund

S.5    Any other business                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172138
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and audited accounts        Mgmt          For                            For
       for the YE 31 DEC 2006 and the Auditors  report
       thereon

2.     Declare a final dividend of 20 cents per ordinary         Mgmt          For                            For
       share, less income tax, and a special dividend
       of 5 cents per ordinary share, less income
       tax, for the YE 31 DEC 2006

3.     Approve to sanction the amount of SGD 1,486,500           Mgmt          For                            For
       as the Directors  fees for 2006

4.     Appoint Messrs Ernst & Young as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.A    Re-elect Mr. Jackson Tai as a Director, who               Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.B    Re-elect Mr. Ang Kong Hua as a Director, who              Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.C    Re-elect Mr. Leung Chun Ying as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

5.D    Re-elect Mr. Peter Ong Boon Kwee a Director,              Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

6.A    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       aDBSH ordinary sharesa as may be required to
       be issued pursuant to the exercise of the options
       under the DBSH Share Option Plan provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Share
       Option Plan and the DBSH Performance Share
       Plan shall not exceed 7.5% of the issued share
       capital of the Company from time to time

6.B    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Performance
       Share Plan and the DBSH Share Option Plan shall
       not exceed 7.5% of the issued share capital
       of the Company from time to time

6.C    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       asharesa whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options acollectively, Instrumentsa
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of aas well as adjustments toa warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) anotwithstanding
       the authority conferred by this Resolution
       may have ceased to be in forcea issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       aincluding shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolutiona does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company aincluding shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolutiona does not exceed
       20% of the issued share capital of the Company;
       2) asubject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)a for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       number of issued shares in the capital of the
       Company at the time this Resolution is passed,
       after adjusting for: i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force aunless
       such compliance has been waived by the SGX-STa
       and the Articles of Association for the time
       being of the Company; aAuthority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Lawa




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172140
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 athe Companies Acta,
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the DBSH aOrdinary
       Sharesa, not exceeding in aggregate the maximum
       percentage aas defineda, at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited aSGX-STa
       transacted through the Central Limit Order
       Book Trading System and/or any other securities
       exchange on which the Ordinary Shares may for
       the time being be listed and quoted aOther
       Exchangea; and/or ii) off-market purchase(s)
       aif effected otherwise than on the SGX-ST as
       the case may be, Other Exchangea in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       athe Share Purchases Mandatea; aAuthority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Lawa; and do all
       such acts and things aincluding executing such
       documents as may be requireda as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483694
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 20 cents per ordinary share, for the YE
       31 DEC 2007

3.a    Approve to sanction the amount of SGD 1,750,945           Mgmt          For                            For
       proposed as the Directors' fees for 2007

3.b    Approve to sanction the amount of SGD 1,000,000           Mgmt          For                            For
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2007

4.a    Re-elect Mr. John Alan Ross as a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company's Articles
       of Association

4.b    Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company's
       Articles of Association

5.     Re-elect Mr. Christopher Cheng Wai Chee, who              Mgmt          For                            For
       retires under Article 101 of the Company's
       Articles of Association

6.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company in place of the retiring Auditors,
       Messrs Ernst & Young, to hold office until
       the conclusion of the next AGM of the Company
       and authorize the Directors to fix their remuneration

7.a    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       ["DBSH Ordinary Shares"] as may be required
       to be issued pursuant to the exercise of the
       options under the DBSH Share Option Plan provided
       always that the aggregate number of new DBSH
       Ordinary Shares to be issued pursuant to the
       DBSH Share Option Plan and the DBSH Share Plan
       [previously known as the DBSH Performance Share
       Plan] shall not exceed 7.5% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company from time to
       time

7.b    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH Ordinary Shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH Ordinary
       Shares to be issued pursuant to the DBSH Share
       Plan and the DBSH Share Option Plan shall not
       exceed 7.5% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company from time to time

7.c    Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       (i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under this
       Resolution, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483810
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       the exercise by the Directors of DBSH of all
       the powers of DBSH to purchase or otherwise
       acquire issued ordinary shares in the capital
       of the DBSH [Ordinary Shares], not exceeding
       10% of the issued Ordinary Shares of DBSH,
       at such price or prices as may be determined
       by the Directors from time to time up to the
       maximum price whether by way of: i) market
       purchase(s) on the Singapore Exchange Securities
       Trading Limited [SGX-ST] transacted through
       the Central Limit Order Book Trading System
       and/or any other Securities Exchange on which
       the Ordinary Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST as the case may be, Other
       Exchange] in accordance with any equal access
       Scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       Scheme(s) shall satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other Laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       [the Share Purchases Mandate]; [Authority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Law to be held];
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  701283133
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12075107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2007
        ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System  for Directors
       and Auditors

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  701625521
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12075107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701222743
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Zhang Fangyou as a Director                  Mgmt          For                            For

3.2    Re-elect Mr. Zeng Qinghong as a Director                  Mgmt          For                            For

3.3    Re-elect Mr. Cheung Doi Shu as a Director                 Mgmt          For                            For

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditors

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period aas specifieda, to repurchase shares
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited athe Stock Exchangea
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

6.     Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and to make and grant offers,
       agreements and options aincluding warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Companya; to
       make and grant offers, agreements and options
       aincluding warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Companya which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: (a) a rights issue aas specifieda; or (b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       (c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or (d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; aAuthority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, the general mandate
       granted to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701552362
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.i    Declare a final dividend                                  Mgmt          For                            For

2.ii   Declare a special dividend                                Mgmt          For                            For

3.i    Re-elect Mr. Zhang Baoqing as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Fu Shoujie as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          For                            For

3.iv   Re-elect Mr. Fung Ka Pun as a Director                    Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all powers of the
       Company to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company]; to
       make and grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: a) a rights issue [as specified]; or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BOERSE AG, FRANKFURT AM MAIN                                                       Agenda Number:  701525884
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1882G119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005810055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 425,000,000 as follows: payment
       of a dividend of EUR 2.10 per no-par share;
       EUR 22,013,007.20 shall be allocated to the
       other revenue reserves; ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board: Dr. Konrad            Mgmt          For                            For
       Hummler

5.B    Elections to the Supervisory Board: Mr. B. David          Mgmt          For                            For
       Krell

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of a new authorized
       Capital II, and the correspond amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized with the consent
       of the Supervisory Board, to increase the company's
       share capital by up to EUR 14,800,000 through
       the issue of up to new bearer no-par shares
       against payment in cash and/or kind, on or
       before 20 MAY 2013; shareholders shall be granted
       subscription rights except for a capital increase
       of up to 10% of the Company's share capital
       against payment in cash if the new shares are
       issued at a price not materially be low their
       market price, for a capital increase against
       payment in kind in connection with mergers
       and acquisitions, for the issue of Employee
       shares of up to EUR 3,000,000 and for residual
       amounts

7.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2009; the
       Company shall also be authorized to use put
       and call options for the acquisition of own
       shares of up to 5% of the Company's share capital,
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, as employee
       shares or within the scope of the Company's
       Profit Sharing Plan or Stock Option Plan 2003,
       and to retire the share

8.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Dienstleistungs AG, effective
       until at least 31 DEC 2012

9.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Systems AG, effective upon
       its entry in the Commercial Register of Deutsche
       Boerse Systems AG

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Supervisory Board comprising
       18 Members upon the shareholders' meeting 2009

11.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of resolutions of the Supervisory Board
       requiring a quorum of at least half of its
       Members

12.    Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701485434
--------------------------------------------------------------------------------------------------------------------------
    Security:  D24909109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE0007614406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 09 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board of MDs pursuant to Sections
       289(4) and 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,589,653,406.20 as follows:
       Payment of a dividend of EUR 4.10 per no-par
       share Ex-dividend and payable date: 02 May
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elect Mr. Ulrich Hartmann as a member of the              Mgmt          For                            For
       Supervisory Board

5.B    Elect Mr. Ulrich Hocker as a member of the Supervisory    Mgmt          For                            For
       Board

5.C    Elect Prof. Dr. Ulrich Lehner as a member of              Mgmt          For                            For
       the Supervisory Board

5.D    Elect Mr. Bard Mikkelsen as a member of the               Mgmt          For                            For
       Supervisory Board

5. E   Elect Dr. Henning Schulte-Noelle as a member              Mgmt          For                            For
       of the Supervisory Board

5.F    Elect Ms. Karen de Segundo as a member of the             Mgmt          For                            For
       Supervisory Board

5.G    Elect Dr. Theo Siegert as a member of the Supervisory     Mgmt          For                            For
       Board

5.H    Elect Prof. Dr. Wilhelm Simson as a member of             Mgmt          For                            For
       the Supervisory Board

5.I    Elect Dr. Georg Freiherr von Waldenfels as a              Mgmt          For                            For
       member of the Supervisory Board

5.J    Elect Mr. Werner Wenning as a member of the               Mgmt          For                            For
       Supervisory Board

6.     Appointment of auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Duesseldorf

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, on or before
       30 OCT 2009 the shares may be acquired through
       the stock exchange at a price neither more
       than 10% above, nor more than 20% below the
       market price of the shares, by way of a public
       repurchase offer to all shareholders or by
       means of a public offer for the exchange of
       liquid shares which are admitted to trading
       on an organized market at a price not differing
       more than 20% from the market price of the
       shares, the Company shall also be authorized
       to acquire own shares of up to 5% of its share
       capital by using derivatives in the form of
       call or put options if the exercise price is
       neither more than 10% above nor more than 20%
       below the market price of the shares, within
       a period of 1 year the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing conversion or option rights, to offer
       the shares to executives and employees of the
       Company and its affiliates, and to retire the
       shares

8.     Resolution on the conversion of the Company's             Mgmt          For                            For
       bearer shares into registered shares

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a split of the Company's share capital,
       and the correspondent amendments to the Article
       of Association a) the share capital of EUR
       1,734,200,000 shall be increased by EUR 266,800,000
       to EUR 2,001,000,000 through the conversion
       of capital reserves of EUR 266,800,000 without
       the issue of new shares b) the Company's share
       capital of then EUR 2,001,000,000 shall be
       redenominated by way of a 3-for-1 stock split
       into 2,001,000,000 registered shares with a
       theoretical par value of EUR 1 each the remuneration
       of the Supervisory Board shall be adjusted
       in respect of the variable remuneration

10.    Amendments to the Article of Association as               Mgmt          For                            For
       follows: a) Resolution on an amendment to the
       article of association, in accordance with
       the new Transparency Directive Implementation
       Law Section 23(2), register the Company being
       authorized to transmit information to shareholders
       by electronic means b) Sections 15(2)2 and
       15(3)2, registered members of the nominee committee
       being exempted from the additional remuneration
       c) Section 19(1), register the Chairman of
       the Supervisory Board or another member of
       the Supervisory Board appointed by the Chairman
       being the Chairman of the shareholders meeting

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Fuen fzehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Sech zehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012
       Entitled to vote are those shareholders of
       record on 09 APR 2008, who provide written
       evidence of such holding and who register with
       the Company on or before 23 APR 2008

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701169852
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Verification     Non-Voting
       Period:  Registered Shares: 1 to 5 days prior
       to the meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

1.     Receive the management report of the Board of             Mgmt          For                            For
       Directors and of the Statutory Auditors reports
       and approve the financial statements for the
       FYE on 31 DEC 2006

2.     Receive the Statutory Auditors report about               Mgmt          For                            For
       consolidated statements and approve the consolidated
       financial statements for the FYE on 31 DEC
       2006

3.     Approve the appropriation of the income and               Mgmt          For                            For
       setting the dividend to be paid within 30 days
       after the general meeting

4.     Receive the Statutory Auditors special report             Mgmt          For                            For
       about the agreements covered by the Article
       L225-38 of the Commercial Law and approve the
       Draft Agreement concluded between the State,
       Bnp Paribas Securities Services and the Company,
       regarding the sale offer of shares of EDF by
       the French Republic reserved for employees
       and former employees of companies of EDF Group

5.     Receive the Statutory Auditors special report             Mgmt          For                            For
       about the agreements covered by the Article
       L225-38 of the Commercial Law and approve the
       contracts regarding the transfert of Egyptian
       assets concluded by EDF International and the
       Company

6.     Approve the Members of the Supervisory Board              Mgmt          For                            For
       Fees for the current FY and the followings,
       until new decision of the general meeting

7.     Authorize the Board of Directors to buy shares            Mgmt          Against                        Against
       of the Company, within the limit of 10% of
       the capital, in order notably to reduce the
       capital by cancellation of all or part of the
       bought securities, subject to the adoption
       of Resolution 16, setting the maximum purchase
       price per share; grant all powers to the Board
       of Directors

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital by issuance of shares of the Company,
       of Investment Securities entitling by all means,
       immediately or in term, to existing or to be
       issued shares of the Company or of a subsidiary,
       with maintenance of the shareholders preferential
       subscription right and to decide the issuance
       of Investment securities entitling to the allotment
       of Debt Securities of the Company, setting
       the maximum nominal amount of the capital increases;
       grant all powers to the Board of Directors

E.9    Approve the delegation of authority to the Board          Mgmt          For                            For
       of Directors to decide the issuance, without
       preferential subscription right and by the
       way of public savings call, in one or several
       times, of shares of the Company of Investment
       Securities entitling by all means, immediately
       or in term, to existing or to be issued shares
       of the Company or of a subsidiary. delegation
       of authority to the Board of Directors to decide
       the issuance of shares of the Company, further
       to or in consequence of the issuance by a subsidiary
       of investment securities entiling by all means,
       immediately or in term, to ordinary shares
       of the Company and to decide the issuance of
       investment securities entitling to the allotment
       of debt securities of the Company, setting
       the maximum nominal amount of the capital increasing
       the suppression of the shareholders preferential
       subscription right to the shares and investment
       securities issued according to this resolution,
       all powers to the Board of Directors

E.10   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities to issue,
       for each issuance with or without preferential
       subscription right, according to the Resolutions
       8 and 9, within the limit of 15% of the initial
       issuance and at the same price as the initial
       issuance one

E.11   Authorize to the Board of Directors in order              Mgmt          For                            For
       to increase the capital, in 1 or several times,
       by incorporation of reserves, earnings, premiums
       or other sums which capitalization would be
       admitted, setting the maximum nominal amount
       of the capital increases; grant all powers
       to the Board of Directors

E.12   Authorize the Board of Directors to decide,               Mgmt          For                            For
       according to the terms of the Resolution 9,
       the issuance of shares of the Company or investment
       securities entitling by all means, immediately
       or in term, to existing or to be issued shares
       of the Company, as remuneration of the securities
       brought to an exchange public offer launched
       in France and Abroad, by the Company on securities
       of another Company listed on the Stock Exchange
       on one of the regulated markets covered by
       the Article L225-148 of the Commercial Law,
       decision to cancel, for the benefit of the
       holders of these securities, the shareholders
       preferential subscription right to these shares
       and investment securities, setting the maximum
       nominal amount of the capital increases; grant
       all powers to the Board of Directors

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital, within the limit of 10%
       of the capital, on the contribution Auditors
       report, in order to remunerate contributions
       in kind granted to the Company and made of
       capital securities or investment securities
       entitling to the capital, when the terms of
       the Article L225-148 of the Commercial Law
       are not applicable, decision to cancel the
       shareholders preferential subscription right
       to the issued shares and investment securities;
       grant all powers to the Board of Directors

E.14   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase, in one or several times, the capital
       of the Company, by issuance of shares of the
       Company or investment securities entitling
       by all means, immediately or in term, to existing
       or to be issued shares of the Company, reserved
       for members of a Savings Plan of the Company
       and of related companies, setting the maximum
       nominal amount of the capital increases, decision
       to cancel the shareholders preferential subscription
       right; grant all powers to the Board of Directors

E.15   Authorize the Board of Directors to carry out,            Mgmt          Against                        Against
       in one or several times, free of charge allotments
       of ordinary shares of the company, existing
       or to be issued according to the laws and regulations
       in force, within the limit of 0.2% of the capital,
       for the benefit of members of staff or managers
       or some categories of them, of the Company
       or of related Companies, waiving of the sharesholders
       preferential susbcription right; grant all
       powers to the Board of Directors

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       capital, in one or several times, by cancellation
       of all or part of the shares previously bought
       according to a buy-back program of its own
       shares by the Company, within the limit of
       10% of the capital per 24 month period; grant
       all powers to the Board of Directors

E.17   Amend the Article 21 of the By-laws regarding             Mgmt          For                            For
       general meetings, in order to Company with
       the Decree no 2006-1566 dated 11 DEC 2006

E.18   Grant powers for the legal formalities                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701385886
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve the Spin-Off Agreement and its remuneration       Mgmt          For                            For
       to C6

2.     Approve to remove the Article 18 of the Association       Mgmt          For                            For
       pursuant to Item 1 and renumber the By-Laws

3.     Grant authority to file the required documents/other      Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701570803
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471171 DUE TO RECEIPT OF ADDITIONAL RESOLUTION-.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007
       as presented, stops the earning for the FY
       to EUR 4,934,332,855.58; the expenses and charges
       that were not tax-deductible of EUR 1,022,463.00

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FYE 31 DEC
       2007, in the form presented to the meeting

3.     Approve the distributable income of EUR 9,166,587,240.25  Mgmt          For                            For
       of the FY will be appropriated as follows:
       dividends: EUR 2,332,378,995.20 the balance
       in the retained earnings account; the shareholders'
       meeting reminds that an interim dividend of
       EUR 0.58, which corresponds to a global amount
       of EUR 1,056,859,232.20 was already paid on
       30 NOV 2007; the remaining dividend of EUR
       0.70, which corresponds to a global amount
       of EUR 1,275,519,763.00 will be paid in the
       30 days following the general shareholders
       meeting, and will entitle natural persons to
       the 50% allowance; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       accounts; as required By-Law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 0.23 for FY 2004 EUR 0.79
       for FY 2005 EUR 1.16 for FY 2006

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       Agreements governed by Article L.225-38 of
       the French Commercial Code, the said report
       and the Agreements referred to therein

5.     Approve to award total annual fees of EUR 174,000.00      Mgmt          For                            For
       to the Board of Directors for the current FY
       and the later FY, until new decision of the
       shareholder's meeting

6.     Authorize the Board of Directors to Trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the following conditions: maximum purchase
       price: EUR 100.00 maximum number of shares
       to be acquired: 10% of the shares capital,
       maximum funds invested in the share buybacks:
       EUR 2,000,000,000.00; the shares number acquired
       by the Company with the aim of their custody
       and of their later delivery in payment or in
       exchange in the case of an operation of merger,
       demerger or contribution should not exceed
       5% of the share capital; this authorization
       is given for a period 18 months period; and
       the fraction unused of the authorization granted
       by the combined shareholders' meeting of 24
       MAY 2007 in its Resolution No. 7; and to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve the transaction with Mr. Daniel Camus             Mgmt          For                            For

8.     Appoint Mr. Bruno Lafont as a Director as a               Mgmt          For                            For
       substitute of Louis Schweitzer, who resigned

9.     Approve the power of formalities                          Mgmt          For                            For

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the appropriation of the income and
       setting the dividend;  an interiments dividend
       has been paid on 30 NOV 2007; the balance dividend
       will be paid within 30 days after the general
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701498075
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 22 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 29 APR 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       of the subsidiary Agipfuel, Board of Directors,
       of Auditors and audit firm report, allocation
       of profit

2.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       of the subsidiary Praoil-Oleodotti Italiani,
       Board of Directors, of Auditors and Audit firm
       report, allocation of profit

3.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and audit firm
       report

4.     Approve the allocation of profit                          Mgmt          For                            For

5.     Authorize the buy back own shares                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701520896
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to determine the Board of Directors               Mgmt          For                            For
       components

2.     Approve to determine the Board of Directors               Mgmt          For                            For
       term

3.     Appoint the Board of Directors                            Mgmt          Against                        Against

4.     Appoint the Board of Directors Chairman                   Mgmt          For                            For

5.     Approve to determine the Board of Directors               Mgmt          For                            For
       and Chairman emoluments

6.     Appoint the Board of Auditors                             Mgmt          Against                        Against

7.     Appoint the Board of Auditors Chairman                    Mgmt          For                            For

8.     Approve to determine the regular Auditors and             Mgmt          For                            For
       Chairman emoluments

9.     Approve the emoluments of the National Audit              Mgmt          For                            For
       office Magistrate appointed as delegate to
       the financial control




--------------------------------------------------------------------------------------------------------------------------
 ENI SPA, ROMA                                                                               Agenda Number:  701211790
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       DATE IS 23 MAY 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement of the Incorporated       Mgmt          For                            For
       Company Enifin S.P.A as at 31 DEC 2006; receive
       the reports of the Board of Directors, of the
       Statutory Auditors and of the Auditing firm;
       appropriation of net income

O.2    Approve the financial statements of the Incorporated      Mgmt          For                            For
       Eni Portugal Investment S.P.A as at 31 DEC
       2006; receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm; appropriation of net income

O.3    Approve the financial statements and consolidated         Mgmt          For                            For
       balance sheet of Eni SPA as at 31 DEC 2006;
       receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm

O.4    Approve the appropriation of net income                   Mgmt          For                            For

O.5    Approve the authorization for the acquisition             Mgmt          For                            For
       of own shares, after having revoked the remaining
       part related to the authorization for the acquisition
       of own shares resolved by the meeting called
       on 25 MAY 2006

O.6    Approve the extension of the Audit mandate given          Mgmt          For                            For
       to PricewaterhouseCoopers S.P.A for the 3 years
       2007-2009 confirmed by the meeting called on
       28 MAY 2004

E.1    Amend Articles No. 6.2, 13, 17, 24 and 28 of              Mgmt          For                            For
       the By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN                                        Agenda Number:  701241109
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19494102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual report             Mgmt          Abstain                        Against

2.     Approve to allocate the net income                        Mgmt          Against                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       for the FY 2006

4.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          Against                        Against

6.     Elect the Auditors for 2008                               Mgmt          Against                        Against

7.     Approve the purchase of own shares for the purpose        Mgmt          For                            For
       of security trading

8.     Approve the purchase of own shares for no designated      Mgmt          For                            For
       purpose

9.     Amend the Company charter due paragraph 7, 10.1           Mgmt          For                            For
       and 17.2




--------------------------------------------------------------------------------------------------------------------------
 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN                                        Agenda Number:  701534845
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19494102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual reports, reports of the Managing       Mgmt          Abstain                        Against
       Board and Supervisory Board for 2007

2.     Approve to allocate the net income                        Mgmt          Against                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and Supervisory Board for the FY 2007

4.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          For                            For

6.     Appoint an additional Auditor and Group Auditor           Mgmt          For                            For
       for the FY 2009 in addition to the Savings
       Banks Auditors Association [Sparkassen-Pruefungsverband]
       as the Statutory Auditor

7.     Approve the acquisition by Erste Bank of own              Mgmt          For                            For
       shares for the purpose of securities trading

8.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       for no designated purpose subject to the exclusion
       of trading in own shares as purpose of the
       acquisition. and the authorization to divest
       acquired shares as consideration for the financing
       of the acquisition of companies, in one or
       more corporations domestically or abroad, hence
       other than by sale via the stock exchange or
       via a public offering and by analogous application
       of the provisions concerning the exclusion
       of subscription rights

9.a    Receive the De-Merger and Acquisition Agreement           Mgmt          Abstain                        Against
       dated 26 MAR 2008 by the Management Board

9.b    Approve the proportionate de-merger by acquisition        Mgmt          For                            For
       pursuant to Section 1 Paragraph 2 No 2 in connection
       with Section 8 Paragraph 1 of the Austrian
       De-Merger Act 2 (Spaltungsgesetz; SpaltG) pursuant
       to the De-Merger and Acquisition Agreement
       dated 26 MAR 2008 as filed with the Vienna
       Companies Register on the basis of the final
       balance sheet of Erste Bank der oesterreichischen
       Sparkassen AG of 31 DEC 2007, as specified

9.c    Amend the Articles of Association as specified            Mgmt          For                            For

10.    Approve a New Stock Option Program for Management         Mgmt          For                            For
       Board Members, executives and key staff of
       Erste Bank Group [MSOP 2008]

11.    Approve the changes in the Articles of Association        Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HOLDINGS LTD                                                                         Agenda Number:  701099889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3122U129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2006
        ISIN:  BMG3122U1291
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Group for the YE 30 JUN 2006

2.     Approve a final dividend of HKD 0.73 per share            Mgmt          For                            For
       for the YE 30 JUN 2006

3.     Approve a special dividend of HKD 1.08 per share          Mgmt          For                            For
       for the YE 30 JUN 2006

4.i    Re-elect Mr. Heinz Jurgen Krogner-Kornalik as             Mgmt          For                            For
       a Director and authorize the Directors to fix
       their remuneration

4.ii   Re-elect Mr. Jurgen Alfred Rudolf Friedrich               Mgmt          For                            For
       as a Director and authorize the Directors to
       fix their remuneration

4.iii  Re-elect Mr. Paul Cheng Ming Fun as a Director            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10% of the issued share capital of
       the Company

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with additional shares up to a maximum
       of 10% of the issued share capital of the Company,
       except in the case of an allotment of shares
       solely for cash and unrelated to any asset
       acquisition, up to a maximum of 5% of the issued
       share capital of the Company, as at the date
       of passing this resolution

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue shares of the Company
       in Resolution 7 by the number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HOLDINGS LTD                                                                         Agenda Number:  701377512
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3122U145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  BMG3122U1457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the Reports of the
       Directors and Auditors of the Group for the
       YE 30 JUN 2007

2.     Approve a final dividend of HKD 1.00 per Share            Mgmt          For                            For
       for the YE 30 JUN 2007

3.     Approve a special dividend of HKD 1.48 per Share          Mgmt          For                            For
       for the YE 30 JUN 2007

4.1    Re-elect Mr. John Poon Cho Ming as Director               Mgmt          For                            For

4.2    Re-elect Mr. Jerome Squire Griffith as Director           Mgmt          For                            For

4.3    Re-elect Mr. Alexander Reid Hamilton as Director          Mgmt          For                            For

4.4    Authorize the Directors to fix their remuneration         Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10 % of the issued share capital
       of the Company

7.     Authorize the Directors, subject to restriction           Mgmt          For                            For
       on discount and restriction on refreshment
       as stated in the specified circular, to issue,
       allot and deal with additional shares up to
       a maximum of 5 % of the issued share capital
       of the Company, save in the case of an allotment
       for the purpose of an acquisition or where
       the consideration for such allotment is otherwise
       than wholly in cash, up to a maximum of 10
       % of the issued share capital of the Company
       as at the date of passing of this resolution

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue shares in Resolution
       7 by the number of shares repurchased under
       Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701423206
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Chief Executive Officer without prior authorization
       of the shareholders and amend and restate the
       1st Paragraph of Article 11 of the Articles
       as specified

2.     Approve to modify the date of the annual meeting          Mgmt          For                            For
       which shall take place on 15 MAY and amend
       and restate Article 15 of the Articles as specified

3.     Miscellaneous                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701568959
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the report of the Statutory Auditor               Mgmt          For                            For
       and the External Auditor and of the Board of
       Directors on the stand alone accounts of the
       Company as per 31 DEC 2007

1.2    Approve the stand-alone account audited by the            Mgmt          For                            For
       External Auditor of the Company as per 31 DEC
       2007

2.     Approve to allocate the results for the period            Mgmt          For                            For
       ending on 31 DEC 2007 as follows: a] in order
       to comply with applicable laws, the Company
       will procure allocation of 5% of net profit
       to the legal reserve until such legal reserve
       reach 10% of the share capital; b] to distribute
       annual dividends to the holders of record of
       shares in the share register of the Company
       as of 14 MAY 2008 in proportion to their participation
       in the share capital of the Company, provided
       that the dividend per 1 GDR shall be EURO equivalent
       of USD 1.40 and dividend per 1 share in the
       Company shall be EURO equivalent of USD 4.20;
       c) the dividends shall be paid to the shareholders
       of record as of 14 MAY 2008 by 15 JUL 2008
       at the latest, payment of the dividends to
       the GDRs holders shall be made in accordance
       with the terms of business and practice of
       Bank of New York acting as custodian

3.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and of the External Auditor on the consolidated
       accounts as per 31 DEC 2007

3.2    Approve the consolidated accounts audited by              Mgmt          For                            For
       the External Auditor for the year ending 31
       DEC 2007

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors of the Company, to the Statutory
       Auditor and to the External Auditor for the
       execution of their mandate performed until
       31 DEC 2007

5.     Amend the Articles of Association of the Company          Mgmt          For                            For
       in order to increase the number of Directors
       of the Company from 9 to 10 persons starting
       from 15 MAY 2008 and the first paragraph of
       Article 6 of the Articles of Association of
       the Company as specified

6.1.a  Elect Messrs. Alexander Abramov, Otari Arshba,            Mgmt          For                            For
       Gennady Bogolyubov, James W. Campbell, Philippe
       Delaunois, Alexander Frolov, Olga Pokrovskaya,
       Terry J. Robinson, Eugene Shvidler, Eugene
       Tenenbaum, as the Directors for a perind ending
       immediately after the approval of the annual
       accounts of the Company covering the period
       01 JAN-31 DEC 2008 as specified

6.1.b  Elect Ms. Alexandra Trunova, as the Statutory             Mgmt          For                            For
       Auditor of the Company until approval of the
       annual accounts of the Company covering the
       period of 01 JAN to 31 DEC 2008

6.1.c  Elect Ernst & Young, as the External Auditor              Mgmt          For                            For
       of the Company until the approval of the annual
       accounts of the Company covering the period
       of 01 JAN-31 DEC 2008

6.2    Approve to determine the level of remuneration            Mgmt          For                            For
       of all Directors of the Company [with exception
       for Mr. Otari Arshba] to be fixed for all Management
       services rendered in respect of each FY and
       being a flat annual fee of USD 150,000, payable
       by monthly installments of USD 12,500 payable
       on the 25th day of each calendar month, in
       addition to the aforementioned, any Director
       may get an additional compensation for [a]
       serving as a Chairman on 1 or more of the Board
       Committees created and/or to be created by
       the Board of Directors pursuant to the Articles
       of Associations of the Company, in such case,
       such Director will be granted a fee payable
       by the Company together with the annual fees
       in the amount of USD 50,000, payable in monthly
       installments of USD 4,166.66; and [b] participating
       as Member of the Board Committees for the fee
       of USD 24,000, payable in monthly installments
       of USD 2,000; for the avoidance of doubt, the
       fees payable for the Chairmanship of the Committee
       shall exclude the right to claim the payment
       of the fee for Membership, and even when elected
       as Chairman of more than one Committee, such
       Director shall be eligible for getting the
       fees for 1 Chairmanship only, the fees above
       represent the maximum fee of the Directors
       and can be decreased pursuant to a respective
       decision of the Board of Directors of the Company,
       in addition, the Board of Directors may modify
       the mechanics of payment of the remuneration
       of Directors

6.3    Approve to determine the remuneration of Mr.              Mgmt          Against                        Against
       Alexander V. Frolov [as the Chairman of the
       Board of Directors and as Chief Executive Officer,
       subject to his election by the Board of Directors
       at the meeting immediately following the AGM]
       consisting of the following: [i] the Directors
       fee as stated in Paragraph 7.2 above plus any
       applicable fees for participation in the work
       of the Board Committees; and [ii] a bonus [which
       the Company is in no obligation to pay and
       if the Company shall pay a bonus in any 1 year,
       this shall not give rise to a contractual entitlement
       to a bonus in future years] subject to the
       discretion of the Remuneration Committee of
       the Company and by the Board of Directors of
       the Company, the bonus contemplated is subject
       to the achievement of a performance condition
       based on the target value figures set out by
       the Board of Directors for the Chairman of
       the Board as to the key performance indicators

6.4    Authorize the Chairman of the Board of the Company        Mgmt          For                            For
       to sign the Management service agreements [including
       any amendments and modifications thereto] with
       Mr. James Campbell, Mr. Philippe Delaunois
       and Mr. Terry J. Robinson [as Independent Directors
       of the Company]




--------------------------------------------------------------------------------------------------------------------------
 FOCUS MEDIA HOLDING LIMITED                                                                 Agenda Number:  932795670
--------------------------------------------------------------------------------------------------------------------------
    Security:  34415V109                                                             Meeting Type:  Annual
      Ticker:  FMCN                                                                  Meeting Date:  27-Dec-2007
        ISIN:  US34415V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     RE-ELECTION OF DIRECTOR: JASON NANCHUN JIANG              Mgmt          For                            For

1B     RE-ELECTION OF DIRECTOR: JIMMY WEI YU                     Mgmt          For                            For

1C     RE-ELECTION OF DIRECTOR: NEIL NANPENG SHEN                Mgmt          For                            For

1D     RE-ELECTION OF DIRECTOR: FUMIN ZHUO                       Mgmt          For                            For

2A     ELECTION OF DIRECTOR: ZHI TAN                             Mgmt          For                            For

2B     ELECTION OF DIRECTOR: DAVID YING ZHANG                    Mgmt          For                            For

03     APPROVAL OF THE 2007 EMPLOYEE SHARE OPTION PLAN           Mgmt          Against                        Against
       AND THE AUTHORIZATION OF OFFICERS TO ALLOT,
       ISSUE OR DELIVER SHARES PURSUANT TO THE 2007
       EMPLOYEE SHARE OPTION PLAN, AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

04     APPROVAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       TOUCHE TOHMATSU CPA LTD. AS INDEPENDENT AUDITORS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 FOLLI FOLLIE SA                                                                             Agenda Number:  701250742
--------------------------------------------------------------------------------------------------------------------------
    Security:  X29442138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  GRS287003016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual financial statements for               Mgmt          For                            For
       the FY 2006 together with the Board of Directors
       and the Auditors relevant reports

2.     Approve the appropriation of the net profits              Mgmt          For                            For
       after tax for the FY 2006 and the dividend
       distribution to the shareholders

3.     Approve the salaries for the Board of Directors           Mgmt          For                            For

4.     Approve the waiver of liability of the Members            Mgmt          For                            For
       of the Board of Directors and the Chartered
       Auditors Accountants for the FY 2006

5.     Elect 1 ordinary and 1 substitute Chartered               Mgmt          Against                        Against
       Auditor Accountant for the FY 2007 and approve
       to determine their salaries

6.     Elect the Members of the new Board of Directors           Mgmt          Against                        Against
       due to the expiration of their duties as per
       the law and the Articles of Association

7.     Approve the issuance of a common bond loan up             Mgmt          For                            For
       to the amount of EUR 335,000,000 to repay the
       existing debt of the Company and provision
       of the relevant proxies to the Board of Directors
       for settling the specific terms of the loan

8.     Various announcements and decisions                       Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FOLLI FOLLIE SA                                                                             Agenda Number:  701601254
--------------------------------------------------------------------------------------------------------------------------
    Security:  X29442138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  GRS287003016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements, parent           Mgmt          For                            For
       and consolidated for the FY 2007 together with
       the Board of Directors and the Auditors relevant
       reports

2.     Approve the appropriation of the net profits              Mgmt          Against                        Against
       after tax for the FY 2007 and the dividend
       distribution to the shareholders

3.     Approve the salaries for the Board of Directors           Mgmt          For                            For

4.     Approve the waiver of liability of the Members            Mgmt          For                            For
       of the Board of Directors and the Chartered
       Auditors Accountants for the FY 2007

5.     Elect 1 ordinary and 1 substitute Chartered               Mgmt          Against                        Against
       Auditor Accountant for the FY 2008 and approve
       to determine their salaries

6.     Amend the Articles 5, 11, 12, 16, 17, 19, 20,             Mgmt          For                            For
       22, 23, 24, 26, 27, 28, 30, 31, 33, 34, 38,
       41, 42, 43, 44, 48, 49, 50 of the Company's
       Articles of Association so that it is harmonized
       with the new provision of the Law 2190/1920
       and codification of the new Articles of Association

7.     Approve the issuance of a common bond loan up             Mgmt          Against                        Against
       to the amount of EUR 335,000,000 to repay the
       existing debt of the Company according to the
       Law 3156/2003 and provision of the relevant
       proxies to the Board of Directors for settling
       the specific terms of the said Loan

8.     Grant authority to purchase own shares according          Mgmt          For                            For
       to Article 16 of the Law 2190/1920 as it is
       currently in force

9.     Various announcements                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932610074
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     TO AMEND THE BY-LAWS OF THE COMPANY TO INCLUDE            Mgmt          For                            For
       THE FORMATION OF COMMITTEES, AND OTHER ADJUSTS
       TO COMPLY WITH THE PROVISIONS OF THE MEXICAN
       SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES).

E2     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

E3     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For

O1     ELECTION AND/OR RATIFICATION OF MEMBERS OF THE            Mgmt          For                            For
       BOARD OF DIRECTORS AND SECRETARY AND THEIR
       ALTERNATES; QUALIFICATION OF THEIR INDEPENDENCE
       IN ACCORDANCE TO THE MEXICAN SECURITIES MARKET
       LAW, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.

O2     PROPOSAL TO FORM COMMITTEES OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS, INCLUDING THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, APPOINTMENT OF THE CHAIRMAN
       FOR SUCH COMMITTEES, AND RESOLUTION WITH RESPECT
       TO THEIR REMUNERATION.

O3     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

O4     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932640510
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  29-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS: PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

02     REPORT OF THE EXTERNAL AUDITOR WITH RESPECT               Mgmt          For
       TO THE COMPLIANCE OF TAX OBLIGATIONS OF THE
       COMPANY.

03     APPLICATION OF THE RESULTS FOR THE 2006 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

04     DETERMINE THE MAXIMUM AMOUNT TO BE USED IN THE            Mgmt          For
       SHARE REPURCHASE PROGRAM IN THE AMOUNT OF PS.
       3,000,000,000.00 MEXICAN PESOS.

05     DIVIDE ALL THE SERIES  B  AND SERIES  D  SHARES           Mgmt          For
       OF STOCK OUTSTANDING.

06     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS.            Mgmt          For

07     PROPOSAL TO FORM THE COMMITTEES OF THE BOARD              Mgmt          For
       OF DIRECTORS: (I) FINANCE AND PLANNING, (II)
       AUDIT, AND (III) CORPORATE PRACTICES; APPOINTMENT
       OF THERI RESPECTIVE CHAIRPERSON, AND RESOLUTION
       WITH RESPECT TO THEIR REMUNERATION.

08     APPOINTMENT OF DELEGATES FOR THE SHAREHOLDERS             Mgmt          For
       MEETING.

09     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701075889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2006
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual caps in respect of the purchase        Mgmt          For                            For
       transaction, under the framework Materials
       and Components Supply Agreement, dated 19 JAN
       2005, entered into among the Company, Hon Hai
       Precision Industry Company Limited, Innolux
       Display Corporation and Foxconn Technology
       Company Limited  as amended by a supplemental
       agreement entered into by the same parties
       on 28 FEB 2006  for the 2 years ending 31 DEC
       2006 and 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701265464
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 384726 DUE TO RECEIPT OF NAMES OF DIRECTORS
       AND THE AUDITORS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Independent  Auditor
       thereon

2.i    Re-elect Mr. Dai Feng Shuh as a Director and              Mgmt          For                            For
       authorize the Board to fix his remuneration

2.ii   Re-elect Mr. Lee Jin Ming as a Director and               Mgmt          For                            For
       authorize the Board to fix his remuneration

2.iii  Re-elect Mr. Lu Fang Ming as a Director and               Mgmt          For                            For
       authorize the Board to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase shares of
       the Company asharesa, subject to and in accordance
       with the applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       aListing Rulesa, not exceed 10% of the total
       nominal amount of the share capital of the
       Company in issue on the date of passing of
       this resolution, and the said approval shall
       be limited accordingly; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association or any applicable laws of the Cayman
       Islands to be helda

5.     Authorize the Directors of the Company, during            Mgmt          Against                        Against
       the relevant period, to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements, options aincluding bonds,
       warrants and debenture or other securities
       convertible into sharesaand rights of exchange
       or conversion which would or might require
       the exercise of such power, subject to and
       in accordance with all applicable Laws and
       requirements of the Listing Rules, the aggregate
       nominal amount of additional Shares allotted,
       issued, dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with, by the Directors pursuant to the
       approval as specified, otherwise than pursuant
       to: i) a Rights Issue aas defined belowa, or
       ii) any option scheme or similar arrangement
       for the time being adopted for the granting
       or issuance of Shares or rights to acquire
       Shares, or iii) any scrip dividend scheme or
       similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company, not exceed 20%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       Resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Memorandum and Articles of Association
       or any applicable laws of the Cayman Islands
       to be helda

6.     Approve, subject to the passing of Resolution             Mgmt          Against                        Against
       4 and 5, the general mandate granted to the
       Directors to allot, issue and deal with any
       additional shares pursuant to Resolution 5
       by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this Resolution

7.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the relevant period, to allot, issue
       and deal with additional shares under the Share
       Scheme adopted by the Company on 12 JAN 2005
       aas amended from time to timea; the aggregate
       nominal amount of additional shares allotted,
       issued or dealt with, by the Directors pursuant
       to the approval as specified, not exceed the
       aggregate of 2% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Memorandum and
       Articles of Association or any applicable laws
       of the Cayman Islands to be helda




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701405688
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework materials and components
       supply agreement [the Supplemental Purchase
       Agreement] dated 24 OCT 2007 entered into among
       the Company, Hon Hai Precision Industry Company
       Limited [Hon Hai], Innolux Display Corporation
       [Innolux] and Foxconn Technology Company Limited
       [Foxconn Technology] in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the framework materials and components
       supply agreement entered into among the Company,
       Hon Hai, Innolux and Foxconn Technology on
       19 JAN 2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Purchase Agreement [the Purchase Transaction]
       in all respects; the annual caps as specified
       in respect of the Purchase Transaction for
       the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Supplemental Purchase Agreement and/or
       the Purchase Transaction

2.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework product sales agreement
       [the Supplemental Product Sales Agreement]
       dated 24 OCT 2007 entered into among the Company,
       Hon Hai and Innolux; the transactions from
       01 JAN 2008 to 31 DEC 2010 [the Product Sales
       Transaction] contemplated under the framework
       product sales agreement entered into among
       the Company, Hon Hai and Innolux on 18 JAN
       2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Product Sales Agreement; the annual caps as
       specified in respect of the Product Sales Transaction
       for the three years ending 31 DEC 2010; and
       authorize any 1Director of the Company, or
       any 2 Directors of the Company if affixation
       of the Company's common seal is necessary,
       to execute all such other documents, instruments
       or agreements and to do all such acts or things
       which he may in his discretion consider necessary
       or incidental in connection with the matters
       contemplated under the Supplemental Product
       Sales Agreement and/or the Product Sales Transaction

3.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to general services agreement [the
       Supplemental General Services Expense Agreement]
       dated 24 OCT 2007 entered into between the
       Company and Hon Hai in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the general services agreement entered
       into between the Company and Hon Hai on 18
       JAN 2005 [as amended by a supplemental agreement
       dated 12 JAN 2006 between the same parties]
       and to be further amended by the Supplemental
       General Services Expense Agreement [the General
       Services Expense Transaction]; the annual caps
       as specified in respect of the General Services
       Expense Transaction for the three years ending
       31 DEC 2010; and authorize any 1 Director of
       the Company, or any 2 Directors of the Company
       if affixation of the Company's common seal
       is necessary, to execute all such other documents,
       instruments or agreements and to do all such
       acts or things which he may in his discretion
       consider necessary or incidental in connection
       with the matters contemplated under the Supplemental
       General Services Expense Agreement and/or the
       General Services Expense Transaction

4.     Approve the terms of and the transactions [the            Mgmt          For                            For
       Consolidated Services and Sub-contracting Expense
       Transaction] contemplated under the framework
       consolidated services and sub-contracting agreement
       dated 24 October 2007 [the Consolidated Services
       and Sub-contracting Expense Agreement] entered
       into among the Company, Hon Hai, PCE Industry
       Inc and Sutech Industry Inc; the annual caps
       as specified in respect of the Consolidated
       Services and Sub-contracting Expense Transaction
       for the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Consolidated Services and Sub-contracting
       Expense Agreement and/or the Consolidated Services
       and Sub-contracting Expense Transaction




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701568086
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2007 together
       with the reports of the Directors and the Independent
       Auditor thereon

2.i    Re-elect Mr. Lau Siu Ki as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.ii   Re-elect Mr. Mao Yu Lang as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.iii  Re-elect Dr. Daniel Joseph Mehan as a Director            Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company [shares], subject to
       and in accordance with the applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [Listing Rules], not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association or any applicable laws of the Cayman
       Islands to be held]

5.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares and to
       make or grant offers, agreements, options [including
       bonds, warrants and debenture or other securities
       convertible into shares] and rights of exchange
       or conversion which would or might require
       the exercise of such power, subject to and
       in accordance with all applicable Laws and
       requirements of the Listing Rules, otherwise
       than pursuant to: i) a Rights Issue; or ii)
       any option scheme or similar arrangement for
       the time being adopted for the granting or
       issuance of Shares or rights to acquire Shares;
       or iii) any scrip dividend scheme or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association of the Company, not exceed 20%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Memorandum and Articles of Association
       or any applicable laws of the Cayman Islands
       to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          Against                        Against
       4 and 5, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares pursuant to Resolution
       5 by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution

7.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares under the Share
       Scheme adopted by the Company on 12 JAN 2005
       [as amended from time to time]; the aggregate
       nominal amount of additional shares allotted,
       issued or dealt with, by the Directors pursuant
       to the approval in this resolution, not exceed
       the aggregate of 2% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Memorandum and
       Articles of Association or any applicable laws
       of the Cayman Islands to be held]




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA                                                                           Agenda Number:  701234522
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4113C103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2007
        ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.      The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       showing income of EUR 4,403,914,805.65 accordingly;
       grant permanent discharge to the Members of
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY,

O.3    Acknowledge the earnings amount to EUR 4,403,914,805.65   Mgmt          For                            For
       decides to allocate EUR 1,445,333.20 to the
       legal reserve thus brought to EUR 1,042,669,252.00,
       the distributable income, after the allocation
       of EUR 1,445,333.20 to the legal reserve and
       taking into account the retained earnings amounting
       to EUR 7,226,881,589.31 is of EUR 10,588,127,142.96;
       the shareholders will receive a net dividend
       of EUR 1.20 per share and the balance of the
       distributable income will be allocated to the
       retained earnings account, the dividend will
       entitle to the 40 % deduction provided by the
       French Tax Code, this dividend will be paid
       on 07 JUN 2007

O.4    Receive the special report of the Auditor on              Mgmt          Against                        Against
       the agreements Governed by Article L.225-38
       of the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors, to cancel               Mgmt          Against                        Against
       effective immediately, for the unused portion
       thereof, the auhtority granted by Resolution
       5 of the combined general meeting of 21 APR
       2006, to buy back Company s shares on the open
       market, subject to the condition as specified:
       maximum purchase price: EUR 40.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buy backs: EUR 10,426,692,520.00; aAuthority
       expires at the end of an 18 month perioda;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Appoint Mrs. Claudie Haignere as a Director               Mgmt          Against                        Against
       for a 5 year period

E.7    Amend Article of the By Laws no. 21 (general              Mgmt          For                            For
       meetings) to comply with the Decree No. 2007-431
       of 25 MAR 2007

E.8    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion, the delegation granted
       by Resolution 24 of the combined general meeting
       on 22 APR 2005 and authorize the Board of Directors
       for a 26-month period the necessary powers
       to decide to proceed with the issuance, by
       a maximum nominal amount of EUR 4,000,000,000.00,
       with preferred subscription rights maintained
       of common shares of Company and securities
       giving access by all means to the common shares
       of the Company or one its subsidiaries; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00
       the amount is common to the whole debt securities
       to be issued by virtue of Resolutions 9, 12
       and 13 but it is autonomous and distinct and
       from the amount of the debt securities giving
       right to the allocation of the debt securities
       issued by virtue of Resolution 18; and to take
       all necessary measures and accomplish all necessary
       formalities

E.9    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 25 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       for a 26-month period to decide to proceed
       with the issuance, by a maximum nominal amount
       of EUR 4,000,000,000.00, with cancellation
       of the preferred subscription rights of common
       shares of Company and securities giving access
       by all means to the common shares of the Company
       or one its subsidiaries; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00 the
       amount is common to the whole debt securities
       to be issued by virtue of the previous resolution
       and Resolutions 12 and 13 but it is autonomous
       and distinct and from the amount of the debt
       securities giving right to the allocation of
       the debt securities issued by virtue of Resolution
       18; and to take all necessary measures and
       accomplish all necessary formalities

E.10   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period, for each one of the issuance decided
       accordingly with the Resolution 9 and within
       the limit of 10% of the Company s capital over
       a 12-month period to set the issue price of
       the common shares and or securities to be issued
       in accordance with the terms and conditions
       determined by the shareholders

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the each one of the issuances decided accordingly
       with Resolution 8 and 9 the number securities
       be issued, with or with out preferential subscription
       right of shareholders, as the same price as
       the initial issue, within 30 days of closing
       of the subscription period and up to maximum
       of 15 % of the initial issue; aAuthority expires
       at the end of an 26 month perioda

E.12   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 28 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       in order to decide to proceed in accordance
       with the conditions set forth in Resolution
       9, with the issuance of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company in consideration
       for securities tendered in public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another listed
       Company ; the ceiling of the capital increase
       nominal amount is set at EUR 4,000,000,000.00
       this amount shall count against the overall
       value set against the Resolution 9; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.13   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 29 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, up to 10 % of
       the share capital, of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company, in consideration
       for the contributions in kind granted to the
       Company and compromised of capital securities
       or securities giving access to the share capital;
       aAuthority expires at the end of 26 month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 30 of the combined general meeting
       of 22 APR 2005 and in the event of the issuance,
       on one or more occasions, in France or abroad
       and, or in International market, by one or
       more Companies in which the Company s hold
       directly or indirectly more than half of the
       share capital, with the agreements of the Company,
       of any securities giving access to common shares
       of the Company, accordingly with Resolution
       9 and authorize the Board of Directors to proceed
       with the issuance by nominal amount of EUR
       4,000,000,000.00 with cancellation of the shareholders
       preferred subscription rights of common shares
       of the Company to which the here above securities
       issued by the subsidiaries may be right; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 8 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       to proceed with issuance, on one or more occasions
       by nominal amount of EUR 200,000,000.00 of
       the common shares of the Company to be subscribed
       either in cash or by the offsetting of debt
       securities; aAuthority expires at the end of
       18 month perioda; approve to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares or, of shares of Orange
       S.A., having signed a liquidity agreement with
       the Company; and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.16   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 9 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       for an 18-month period, the necessary powers
       to proceed, on one or more occasions, with
       the issuance and the allocation for free or
       options giving the right to liquidity securities
       aILOa they may not represent more than EUR
       10,000,000.00, and to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares of Orange S.A., having
       signed a liquidity agreement with the Company
       and to take all necessary measures and accomplish
       all necessary formalities

E.17   Approve, consequently to the adoption of the              Mgmt          For                            For
       Resolution 9, the maximum nominal amount pertaining
       to the capital increases to be carried out
       with the use of the delegations given by Resolution
       9 shall be fixed at 8,000,000,000.00

E.18   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 34 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, on one or more
       occasions, in France or Abroad, by a maximum
       nominal amount of EUR 10,000,000,000.00, of
       any securities giving right to the allocation
       of debt securities; aAuthority expires at the
       end of 26-month perioda; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 35 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to increase the share capital, in one or more
       occasions, by a maximum nominal amount of EUR
       2,000,000,000.00, by way of capitalizing reserves,
       profits or, premiums, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods; aAuthority
       expires at the end of 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve, to cancel effective immediately, for             Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 5 of the combined general meeting
       of 01 SEP 2004 and authorize the Board of Directors
       in one or more transactions, options giving
       the right to subscribe for or to purchase shares
       in the Company, in favor of Employees or corporate
       officers of the Company and related Companies
       or Groups, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the capital;
       aAuthority expires at the end of 38-month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Board of Directors to decide the            Mgmt          Against                        Against
       increase of capital, in one or several times
       and at any moments, by issuance or the attribution
       free of charges of ordinary shares or investment
       securities giving access to ordinary existing
       or to be issued shares of the Company reserved
       for the Members of the staff and formers, Members
       of a Corporate Savings Plan of the France Telecom
       Group; suppression of the shareholders preferential
       right; grant powers to the Board of Directors

E.22   Authorize the Board of Directors to realize               Mgmt          For                            For
       the cancellation, in one or several times,
       within the limit of 10% of the capital, all
       or part of the ordinary France Telecom shares;
       grant powers to the Board of Directors

E.23   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701530544
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 103,255,994.28 as follows: payment
       of a dividend of EUR 0.66 per ordinary share
       payment of a dividend of EUR 0.67 per preference
       share EUR 71,422.23 shall be carried forward
       ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors of Fresenius Ag and of the Board
       of Managing Directors of fre-senius SE

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board of Fresenius Ag and o f the Board of
       Managing Directors of fresenius SE

5.a 1  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Prof. Dr. H. C. Roland Berger

5.A 2  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerd Krick

5.A 3  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Mr. Klaus-Peter Mueller

5.A 4  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerhard Rupprecht

5.A 5  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Dieter Schenk

5.A 6  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Karl Schneider

5.B 1  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Dario Anselmo Ilosi

5.B 2  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Konrad Koelbl

5.B 3  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Wilhelm Sachs

5.B 4  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Stefan Schubert

5.B 5  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Rainer Stein

5.B 6  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Niko Stumpfoegger

5.B 7  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Barbara Glos

5.B 8  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Christa Hecht

5.B 9  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Heimo Messerschmidt

5.B10  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Loris Reani

5.B11  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Sabine Schaake

5.B12  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Birgit Schade

6.     Approval of the remuneration for the first Supervisory    Non-Voting
       Board of fresenius se the Members of the Supervisory
       Board shall be remunerated as specified in
       Section 14 of the Articles of Association

7.     Appointment of Auditors for the 2008 FY: KPMG,            Non-Voting
       Frankfurt

8.     Resolution on the authorization to Grant Stock            Non-Voting
       Options (2008 stock option program), the creation
       of new contingent capital, and the corresp.
       amendments to the Articles of Association the
       company shall be authorized to grant up to
       6,200,000 stock options to executives and Managers
       of the Company and affiliated Companies, on
       or before 20 MAY 2013; the share capital shall
       be increased accordingly by up to EUR 3,100,000
       through the issue of up to 3,100,000 ordinary
       shares, and by up to another EUR 3,100,000
       through the issue of up to 3,100,000 preference
       shares, insofar as stock options are exercised

9.     Resolution on the adjustment of the existing              Non-Voting
       stock option programs the previously issued
       stock options and convertible bonds may be
       exercised at any time out-side the blocking
       periods, insofar as the corresponding conditions
       are fulfilled

10.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the stock option program and the contingent
       capital as per item 8

11.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the adjustment of the stock option programs
       as per item 9

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE                                                                             Agenda Number:  701183977
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3910J112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2006

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006

3.     Elect Dr. Daniel Podolsky as a Director of the            Mgmt          For                            For
       Company

4.     Elect Dr. Stephanie Burns as a Director of the            Mgmt          For                            For
       Company

5.     Re- elect Mr. Julian Heslop as a Director of              Mgmt          For                            For
       the Company

6.     Re-elect Sir. Deryck Maughan as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Dr. Ronaldo Schmitz as a Director of             Mgmt          For                            For
       the Company

8.     Re-elect Sir. Robert Wilson as a Director of              Mgmt          For                            For
       the Company

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company until the end of the next meeting
       at which accounts are laid before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with 347C            Mgmt          For                            For
       of the Companies Act 1985 athe Acta, to make
       donations to EU political organizations and
       to incur EU political expenditure up to a maximum
       aggregate amount of GBP 50,000; aAuthority
       expires the earlier of the conclusion of the
       next AGM in 2008 or 22 NOV 2008a

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to allot relevant
       securities aSection 80 of the Acta up to an
       aggregate nominal amount of GBP 479,400,814;
       aAuthority expires the earlier of the conclusion
       of the Company s AGM to be held in 2008 or
       22 NOV 2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company s Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities aSection 94 of the Acta for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights aSection 89(1)a, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue aas defined in Article 12.5 of the Company
       s Articles of Associationa provided that an
       offer of equity securities pursuant to any
       such rights issue need not be open to any shareholder
       holding ordinary shares as treasury shares;
       and b) up to an aggregate nominal amount of
       GBP 71,910,122; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2008 or on 22 NOV 2008a; and
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Act, to make market purchases aSection
       163 of the Acta of up to 575,280,977 ordinary
       shares of 25p each, at a minimum price of 25p
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2008
       or on 22 NOV 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Amend Article 2 and 142 of the Articles of Association    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PLC                                                                         Agenda Number:  701503991
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3910J112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2007

2.     Approve the remuneration report for the YE 31             Mgmt          Abstain                        Against
       DEC 2007

3.     Elect Mr. Andrew Witty as a Director                      Mgmt          For                            For

4.     Elect Mr. Christopher Viehbacher as a Director            Mgmt          For                            For

5.     Elect Professor Sir Roy Anderson as a Director            Mgmt          For                            For

6.     Re-elect Sir Christopher Gent as a Director               Mgmt          For                            For

7.     Re-elect Sir Ian Prosser as a Director                    Mgmt          For                            For

8.     Re-elect Dr. Ronaldo Schmitz as a Director                Mgmt          For                            For

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company to hold office from the end
       of the next meeting at which accounts are laid
       before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006 [the 2006 Act],
       to make donations to political organizations
       as defined in Section 363 of the 2006 Act,
       not exceeding GBP 50,000 in total and political
       expenditure, as defined in Section 365 of the
       2006 Act up to a maximum aggregate amount of
       GBP 50,000; [Authority expires the earlier
       of the conclusion of the next AGM in 2009 or
       20 NOV 2009]

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to exercise all
       powers of the Company to allot relevant securities
       [Section 80 of the Act] up to an aggregate
       nominal amount of GBP 456,791,387; [Authority
       expires the earlier of the conclusion of the
       Company's AGM to be held in 2009 or 20 NOV
       2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company's Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue [as defined in Article 12.5 of the Company's
       Articles of Association] provided that an offer
       of equity securities pursuant to any such rights
       issue need not be open to any shareholder holding
       ordinary shares as treasury shares; and b)
       up to an aggregate nominal amount of GBP 68,525,560;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or on 20 NOV 2009]; and the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of up to 584,204,484
       ordinary shares of 25p each, at a minimum price
       of 25p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or on 20 NOV 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Adopt the Articles of the association of the              Mgmt          For                            For
       Company in substitution for, and to the exclusion
       of, all existing Articles of Association of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701172633
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2006

2.     Declare a final dividend of 27.9 pence per HBOS           Mgmt          For                            For
       ordinary share for the YE 31 DEC 2006 and approve
       to pay it on 14 MAY 2007 to holders of HBOS
       ordinary shares on the register on 16 MAR 2007
       in respect of each HBOS ordinary share

3.     Elect Ms. Jo Dawson as a Director                         Mgmt          For                            For

4.     Elect Mr. Benny Higgins as a Director                     Mgmt          For                            For

5.     Elect Mr. Richard Cousins as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Anthony Hobson as a Director                 Mgmt          For                            For

7.     Re-elect Ms. Kate Nealon as a Director                    Mgmt          For                            For

8.     Approve the report of the Board in relation               Mgmt          For                            For
       to remuneration policy and practice for the
       YE 31 DEC 2006

9.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting of the Company at which accounts
       are laid before shareholders and authorize
       the Audit Committee to determine their remuneration

10.    Amend the Rules of the HBOS Plc Long Term Executive       Mgmt          For                            For
       Bonus Plan athe Plana, as specified and authorize
       the Directors to make such modifications to
       the Rules as they may consider necessary and
       do all acts and things necessary to implement
       the amendment as specified

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 athe Acta, to:
       a) make donations to EU Political Organizations
       not exceeding GBP 100,000 in total; and b)
       incur EU Political Expenditure not exceeding
       GBP 100,000 in total in each case during the
       period commencing on the date of this resolution;
       aAuthority expires the earlier of the conclusion
       of the Company s AGM in 2008 or on 25 JUL 2008a

12.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 athe Acta,
       to allot relevant securities aas defined in
       the Sectiona up to an aggregate nominal amount
       of GBP 313,782,380 in respect of HBOS ordinary
       shares; and GBP 2,900,834,400, GBP 3,000,000,000,
       USD 4,998,500,000, AUD 1,000,000,000, and CAD
       1,000,000,000 in respect of HBOS preference
       shares; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or on 25 JUL 2008a; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Authorize the Directors to allot equity securities        Mgmt          For                            For
       aSection 94 of the Companies Act 1985 athe
       Acta, entirely paid for in cash: i) of an unlimited
       amount in connection with a rights issue aas
       defined in Article 21.7 of the Company s Articles
       of Associationa; ii) in addition of an aggregate
       nominal amount of GBP 47,067,357 free of the
       restrictions in Section 89(1) of the Act and,
       in connection with such power; aAuthority expires
       the earlier of the date of the AGM of the Company
       in 2008 or 25 JUL 2008a; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; in
       working out of the maximum amount of equity
       securities for the purpose of Section (II)
       of this resolution, the nominal value of rights
       to subscribe for shares or to convert any securities
       into shares will be taken as the nominal value
       of the shares which would be allotted if the
       subscription or conversion takes place

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 athe Acta, to
       make market purchases aSection 163 of the Acta
       of up to 376,115,726 ordinary shares of the
       capital of the Company and, where shares are
       held as treasury shares, to use them, inter
       alia, for the purposes of employee share plans
       operated by the Company, at a minimum price
       of 25p nominal value of each share and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008 or 25 JUL 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701484064
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 32.3               Mgmt          For                            For
       pence per Hbos ordinary share for the year
       ended 31 DEC 2007 and to pay it on 12 MAY 2008
       to holders of Hbos ordinary shares on the Register
       on 14 MAR 2008 in respect of each Hbos ordinary
       share

3.     Elect Mr. John E Mack as a Director                       Mgmt          For                            For

4.     Elect Mr. Dan Watkins as a Director                       Mgmt          For                            For

5.     Elect Mr. Philip Gore-Randall as a Director               Mgmt          For                            For

6.     Elect Mr. Mike Ellis as a Director                        Mgmt          For                            For

7.     Re-elect Mr. Dennis Stevenson as a Director               Mgmt          For                            For

8.     Re-elect Ms. Karen Jones as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Colin Matthew as a Director                  Mgmt          For                            For

10.    Approve the report of the Board in relation               Mgmt          For                            For
       to remuneration policy and practice for the
       YE 31 DEC 2007

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting of the Company at which accounts
       are laid before shareholders and authorize
       the Audit Committee to determine their remuneration

12.    Authorize the Company, in accordance with Sections        Mgmt          For                            For
       366-367 of the Companies Act 2006 [CA 2006]
       to: a) make Political Donations to Political
       Parties or Independent Election Candidates
       not exceeding GBP 100,000 in total; b) make
       Political Donations to Political Organizations
       other than Political Parties not exceeding
       GBP 100,000 in total; and c) incur Political
       Expenditure not exceeding GBP 100,000 in total
       in each case during the period commencing on
       the date of this resolution; and [Authority
       expires the earlier of the conclusion of the
       Company's AGM in 2009 or on 30 JUN 2009]

13.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 4,685,000,000, EUR
       3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000
       and CAD1,000,000,000 to GBP 4,685,000,000,
       EUR 3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 by
       the creation of 400,000,000 preference shares
       of YEN 250 each.

14.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [CA 1985], to
       allot relevant securities [as defined in the
       Section 80(2) of CA 1985] up to an aggregate
       nominal amount of GBP 251,210,258 in respect
       of HBOS ordinary shares; and GBP 2,900,834,400,
       EUR 3,000,000,000, USD 4,997,750,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 in
       respect of HBOS preference shares; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or on 30 JUN 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Adopt, with effect from the conclusion of the             Mgmt          For                            For
       meeting the Articles of Association produced
       to the meeting and for the purpose of identification
       marked 'A' and signed by the Chairman of the
       meeting, in substitution for, and to the exclusion
       of, the current Articles of Association

S.16   Approve, Subject to the passing of Resolution             Mgmt          For                            For
       15 convening the AGM of which this resolution
       forms part, and with effect on and from 01
       OCT 2008 or such later date as Section 175
       of the Companies Act 2006 [CA 2006] shall be
       brought into force, to delete Articles 116
       to 118 of the New Articles in their entirety
       and substitute in their place Articles 116
       to 121 as specified

S.17   Authorize the Directors to allot equity securities        Mgmt          For                            For
       [Section 94 of the Companies Act 1985 [CA 1985],
       entirely paid for in cash: i) of an unlimited
       amount in connection with a rights issue [as
       defined in the Articles of Association]; and
       ii) of an aggregate nominal amount of GBP 46,689,487
       free of the restrictions in Section 89(1) of
       the CA 1985 and, in connection with such power;
       [Authority expires the earlier of the conclusion
       of the Company's AGM in 2009 or 30 JUN 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; in working out of the maximum
       amount of equity securities for the purpose
       of Section (II) of this resolution, the nominal
       value of rights to subscribe for shares or
       to convert any securities into shares will
       be taken as the nominal value of the shares
       which would be allotted if the subscription
       or conversion takes place; and for the references
       to an allotment of equity securities shall
       include a sale of treasury shares and the power,
       insofar as it relates to the allotment of the
       equity securities rather than the sale of treasury
       shares, is granted pursuant to the authority
       conferred by Resolution 14

S.18   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [CA 1985], to
       make market purchases [Section 163(3) of CA
       1985] of up to 373,515,896 ordinary shares
       of the capital of the Company and, where shares
       are held as treasury shares, to use them, inter
       alia, for the purposes of employee share plans
       operated by the Company, at a minimum price
       of 25p nominal value of each share and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 30 JUN 2009]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC, EDINBURGH                                                                         Agenda Number:  701624670
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase in authorize Ordinary Share           Mgmt          For                            For
       Capital to GBP 5.3B, EUR 3.0B, USD 5.0B, AUD
       1.0B, CAD 1.0B and JPY 100B Issue Equity with
       Rights up to GBP 800M [Ordinary Shares] and
       GBP 2.9B, EUR 3.0B, USD 4.9B, AUD 1.0B, CAD
       1.0B, and JPY 100B [HBOS Preference Share]

2.     Grant authorize to issue of equity or Equity-Linked       Mgmt          For                            For
       Securities without Pre-emptive Rights up to
       Aggregate Nominal Amount of GBP 65,609,629

3.     Approve to increase in authorize ordinary Share           Mgmt          For                            For
       Capital by GBP 100,000,000 capitalize reserves
       up to GBP 100,000,000 [Scrip Dividend] authorize
       issue of equity with pre-emptive rights up
       to aggregate nominal amount of GBP 100,000,000




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM LTD, RAPPERSWIL-JONA                                                                 Agenda Number:  701210128
--------------------------------------------------------------------------------------------------------------------------
    Security:  H36940130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  CH0012214059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365866, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial statements,
       Statutory Auditors and Group Auditors reports

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

3.     Approve the appropriation of the balance profit           Mgmt          For                            For
       and to determine the dividend and time of payment

4.1.1  Re-elect Mr. Markus Akermann as a Member of               Mgmt          For                            For
       the Board of Directors

4.1.2  Re-elect Mr. Peter Kuepfer as a Member of the             Mgmt          For                            For
       Board of Directors

4.1.3  Re-elect Dr. H. Onno Ruding as a Member of the            Mgmt          For                            For
       Board of Directors

4.1.4  Re-elect Dr. Rolf Soiron as a Member of the               Mgmt          For                            For
       Board of Directors

4.2    Elect the Statutory Auditor and the Group Auditor         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM LTD, RAPPERSWIL-JONA                                                                 Agenda Number:  701541523
--------------------------------------------------------------------------------------------------------------------------
    Security:  H36940130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CH0012214059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438788, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and notes [including remuneration
       report] and consolidated financial statements

2.     Grant discharge to the members of the Board               Mgmt          For                            For
       of Directors for the 2007 FY

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit: CHF 2,446,597,614.00: ordinary dividend
       of CHF 3.30 per registered share of CHF 2 par
       value on the registered share capital entitled
       to dividend of CHF 525,834,482.00: CHF 867,626,895.00;
       to free reserves: CHF 1,500,000,000.00; profit
       carried forward to the new account: CHF 78,970,719.00;
       and to pay the dividend of 31 MAY 2008

4.1.1  Re-elect Mr. Andreas Von Planta, as a Member              Mgmt          For                            For
       of the Board of Directors for a further term
       of office of 3 years

4.1.2  Re-elect Mr. Erich Hinziker, as a Member of               Mgmt          For                            For
       the Board of Directors for a further term of
       office of 3 years

4.2.1  Elect Mrs. Christine Binswanger, as a Member              Mgmt          For                            For
       of the Board of Directors for a term of office
       of 3 years

4.2.2  Elect Mr. Robert F. Spoerry, as a Member of               Mgmt          For                            For
       the Board of Directors for a term of office
       of 3 years

4.3    Approve the mandate for the Auditors for the              Mgmt          For                            For
       2008 FY on Ernst & Young Ltd. Zurich

5.     Amend Article 8 Section 4 and Article 21 paragraph        Mgmt          For                            For
       1 and 2 of the Articles of Incorporation, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC                                                                           Agenda Number:  701218340
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4634U169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual accounts and               Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.a    Re-elect The Lord Butler as a Director                    Mgmt          For                            For

3.b    Re-elect The Baroness Dunn as a Director                  Mgmt          For                            For

3.c    Re-elect Mr. R.A. Fairhead as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. W.K.L. Fung as a Director                    Mgmt          For                            For

3.e    Re-elect Sir Brian Moffat as a Director                   Mgmt          For                            For

3.f    Re-elect Mr. G. Morgan as a Director                      Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors, pursuant to and for              Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985 athe Acta, to allot relevant securities
       awith in the meaning of that Sectiona up to
       an aggregate nominal amount of GBP 100,000
       and GBP 100,000 ain each such case in the form
       of 10,000,000 non-cumulative preference sharesa,
       USD 85,500 ain the form of 8,550,000 non-cumulative
       preference sharesa and USD 1,158,660,000 ain
       the form of ordinary shares of USD 0.50 each
       aordinary sharesaa provided that this authority
       shall be limited so that, otherwise than pursuant
       to: a) in connection with a rights issue in
       favor of ordinary shareholders; b) the terms
       of any share plan for employees of the Company
       or any of its subsidiary undertakings; or c)
       any scrip dividend scheme or similar agreements
       implemented in accordance with the Articles
       of Association of the Company; or d) the allotment
       of up to 10,000,000 non-cumulative preference
       shares of GBP 0.01 each, 10,000,000 non-cumulative
       preference shares of GBP 0.01 each and 8,550,000
       non-cumulative preference shares of USD 0.01
       each in the capital of the Company, the nominal
       amount of relevant securities to be allotted
       by the Directors pursuant to this authority
       wholly for cash shall not in aggregate, together
       with any allotment of other equity securities
       authorized by sub-paragraph (b) of resolution
       6, as specified, exceed USD 289,665,000 abeing
       equal to approximately 5% of the nominal amount
       of ordinary shares of the Company in issue
       at the latest practicable date prior to the
       printing of the notice of this meetinga; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2008a; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 athe Acta: a)
       subject to the passing of this resolution 5,
       as specified, to allot equity securities aSection
       94 of the Acta the subject of the authority
       granted by resolution 5; and b) to allot any
       other securities aSection 94 of the Acta which
       are held by the Company in treasury, disapplying
       the statutory pre-emption rights aSection 89(1)a,
       provided that: aAuthority expires the earlier
       at the conclusion of the AGM of the Company
       to be held in 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

7.     Authorize the Company, to make market purchases           Mgmt          For                            For
       awithin the meaning of Section 163 of the Companies
       Act 1985a of up to 1,158,660,000 ordinary shares
       of USD 0.50 each in the capital of the Company,
       at a minimum price which may be paid for each
       ordinary share is USD 0.50 and not more than
       105% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List , for the 5 business days
       preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company in 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

8.     Authorize the Directors, to exercise the power            Mgmt          For                            For
       conferred upon them by Article 151 of the Articles
       of Association of the Company aas from time
       to time varieda so that, to the extent and
       in the manner determined by the Directors,
       the holders of ordinary shares of USD 0.50
       each in the Company aordinary sharesa be permitted
       to elect to receive new ordinary shares, credited
       as fully paid instead of all or part of any
       dividend aincluding interim dividendsa payable
       up to the conclusion of the AGM in 2012; to
       capitalize from time to time the appropriate
       nominal amount or amounts of new shares of
       the Company falling to be allotted pursuant
       to elections made under the Company s scrip
       dividend scheme out of the amount or amounts
       standing to the credit of any reserve account
       or fund of the Company, as the Directors may
       determine, to apply that sum in paying up in
       full the relevant number of such new shares
       and to allot such new shares pursuant to such
       elections; and generally to implement the Company
       s scrip dividend scheme on such other actions
       as the Directors may deem necessary or desirable
       from time to time in respect of the Company
       s scrip dividend scheme

9.     Authorize the Company, for the purposes of Part           Mgmt          For                            For
       XA of the Companies Act 1985 aas amendeda athe
       Acta to make donations to EU Political Organizations
       and to incur EU Political expenditure aas such
       terms are defined in Section 347A of the Acta
       up to a maximum aggregate amount of GBP 250,000;
       aAuthority expires on the earlier of the conclusion
       of the AGM of the Company to be held in 2008
       and the date on which the last of Sections
       239 and 362 to 379 ainclusivea of the Companies
       Act 2006 come into forcea

10.    Authorize the HSBC Bank Plc for the purposes              Mgmt          For                            For
       of Part XA of the Companies Act 1985 aas amendeda
       athe Acta to make donations to EU Political
       Organizations and to incur EU Political expenditure
       aas such terms are defined in Section 347A
       of the Acta up to a maximum aggregate amount
       of GBP 50,000; aAuthority expires on the earlier
       of the conclusion of the AGM of the Company
       to be held in 2008 and the date on which the
       last of Sections 239 and 362 to 379 ainclusivea
       of the Companies Act 2006 come into force

11.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Articles of Association of the Company
       aas from time to time varieda, to send, convey
       or supply all types of notices, documents or
       information to the Members by means of electronic
       equipment for the processing aincluding by
       means of digital compressiona, storage and
       transmission of data, using wires, radio optical
       technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website

S.12   Amend Articles 2.1, 2.4 , 79A.1, 81.1, 81.3,              Mgmt          For                            For
       81.4(a), 81.5, 81.6, 81.4(b), 81.4(e)(i), 81.4(e)(ii),
       81.7, 95, 132.1(d) 159, 159A, 162.4, 163.1
       of the Articles of Association of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701520454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4634U169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          For                            For
       Directors and of the Auditors for the 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       2007

3.1    Re-elect Mr. S .A. Catz as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. V. H. C. Cheng as a Director                 Mgmt          For                            For

3.3    Re-elect Mr. J. D. Coombe as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. J. L .Duran as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. D. J. Flint as a Director                    Mgmt          For                            For

3.6    Re-elect Mr. A. A. Flockhart as a Director                Mgmt          For                            For

3.7    Re-elect Mr. W. K .L .Fung as a Director                  Mgmt          For                            For

3.8    Re-elect Mr. S. T. Gulliver as a Director                 Mgmt          For                            For

3.9    Re-elect Mr. J .W .J. Hughes-Hallett as a Director        Mgmt          For                            For

3.10   Re-elect Mr. W. S. H. Laidlaw as a Director               Mgmt          For                            For

3.11   Re-elect Mr. N. R. N. Murthy as a Director                Mgmt          For                            For

3.12   Re-elect Mr. S. W. Newton as a Director                   Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.6    Approve to disapply the pre-emption rights                Mgmt          For                            For

7.     Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.8    Approve to alter the Article of Association               Mgmt          For                            For

S.9    Approve to alter the Article of Association               Mgmt          For                            For
       with effect from 01 OCT 2008

10.    Amend the rules for the HSBC Share Plan                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  701451712
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38472109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7005380001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s)                        Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          Against                        Against

3.     Elect the External Directors who are the Auditor's        Mgmt          For                            For
       Committee Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ICAP PLC                                                                                    Agenda Number:  701306272
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46981117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jul-2007
        ISIN:  GB0033872168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 MAR 2007, together with the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 9.3 pence per ordinary        Mgmt          For                            For
       share for the YE 31 MAR 2007, payable to the
       shareholders on the register at 27 JUL 2007

3.     Re-elect Mr. Nicholas Cosh as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Mr. Duncan Goldie-Morrison as a Director         Mgmt          For                            For
       of the Company

5.     Re-elect Mr. James McNulty as a Director of               Mgmt          For                            For
       the Company

6.     Re-appoint Mr. Mathew Lester as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors of the Company

9.     Approve the remuneration report                           Mgmt          Against                        Against

10.    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985 and in
       accordance with Article 9.2 of the Company's
       Articles of Association, to allot relevant
       securities [Section 80(2) of the said Act]
       up to an aggregate nominal amount of GBP 21,565,972
       [being 33% of the issued share capital of the
       Company as at 11 MAY 2007; [Authority expires
       at the conclusion of the AGM for 2008]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; authority shall be in substitution
       for and shall replace any existing authority
       pursuant to the said Section 80, to the extent
       not utilized at the date this resolution is
       passed

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 9.3 of the Company's Articles of Association
       and pursuant to Section 95(1) of the Companies
       Act 1985: a) subject to the passing of Resolution
       10, to allot equity securities [Section 94(2)
       of the said Act] for cash pursuant to the authority
       conferred by Resolution 10, disapplying the
       statutory pre-emption rights [Section 89(1)]
       b) to sell relevant shares [Section 94(5) of
       the said Act] in the Company if, immediately
       before the sale, such shares are held by the
       Company as treasury shares [Section 162A(3)
       of the said Act] for cash [Section 162D(2)
       of the said Act], disapplying the statutory
       pre-emption rights [Section 89(1)]; provided
       that this power is limited to the allotment
       of equity securities and the sale of Treasury
       Shares: i) in connection with a rights issue
       or any other pre-emptive offer in favor of
       ordinary shareholders and ii) up to an aggregate
       nominal amount of GBP 3,228,426; [Authority
       expires at the conclusion of the AGM of the
       Company for 2008]; and the Company may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985,
       to make market purchases [Section 163(3) of
       such act] of up to 64,697,917 ordinary shares
       in the capital of the Company, at a minimum
       price, exclusive of expenses, which may be
       paid for any amount equal to the nominal value
       of each share and up to 105% of the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase; [Authority expires at the conclusion
       of the next AGM]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

13.    Authorize the Company and its Directors, to               Mgmt          For                            For
       make donations to EU political organization
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 for
       the Group; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2008]; for the purposes of this resolution,
       'Donation', 'EU political organizations' and
       'EU political expenditure' have the meanings
       ascribed in Section 347A of the Companies Act
       1985 and 'Group' shall have the meaning ascribed
       thereto by the Company's Articles of Association

14.    Authorize ICAP Management Services and its Directors,     Mgmt          For                            For
       to make donations to EU political organization
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 for
       the Group; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2008]; for the purposes of this resolution,
       'Donation', 'EU political organizations' and
       'EU political expenditure' have the meanings
       ascribed in Section 347A of the Companies Act
       1985 and 'Group' shall have the meaning ascribed
       thereto by the Company's Articles of Association

15.    Authorize the Company to send or supply documents         Mgmt          For                            For
       or information to shareholders by making them
       available on a website for the purpose of paragraph
       10(2) of Schedule 5 to the Companies Act 2006
       and otherwise and to use electronic means [the
       meaning of the disclosure rules and transparency
       rules sourcebook published by the financial
       services authority] to convey information to
       shareholder




--------------------------------------------------------------------------------------------------------------------------
 IGM FINANCIAL INC.                                                                          Agenda Number:  932649304
--------------------------------------------------------------------------------------------------------------------------
    Security:  449586106                                                             Meeting Type:  Consent
      Ticker:  IGIFF                                                                 Meeting Date:  04-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANDR DESMARAIS                                           Mgmt          Withheld                       Against
       PAUL DESMARAIS, JR.                                       Mgmt          Withheld                       Against
       ROBERT GRATTON                                            Mgmt          Withheld                       Against
       DANIEL JOHNSON                                            Mgmt          Withheld                       Against
       RT.HON. D.F.MAZANKOWSKI                                   Mgmt          For                            For
       JOHN S. MCCALLUM                                          Mgmt          For                            For
       RAYMOND L. MCFEETORS                                      Mgmt          Withheld                       Against
       R. JEFFREY ORR                                            Mgmt          Withheld                       Against
       ROY W. PIPER                                              Mgmt          For                            For
       MICHEL PLESSIS-BLAIR                                     Mgmt          Withheld                       Against
       SUSAN SHERK                                               Mgmt          For                            For
       CHARLES R. SIMS                                           Mgmt          Withheld                       Against
       MURRAY J. TAYLOR                                          Mgmt          Withheld                       Against
       GRARD VEILLEUX                                           Mgmt          Withheld                       Against

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS;                Mgmt          For                            For

03     ADOPTION OF AN ORDINARY RESOLUTION APPROVING              Mgmt          For                            For
       THE AMENDMENTS TO THE CORPORATION S STOCK OPTION
       PLAN AS SET FORTH IN THE MANAGEMENT PROXY CIRCULAR
       ACCOMPANYING THIS VOTING INSTRUCTION FORM.




--------------------------------------------------------------------------------------------------------------------------
 IGM FINANCIAL INC.                                                                          Agenda Number:  932830361
--------------------------------------------------------------------------------------------------------------------------
    Security:  449586106                                                             Meeting Type:  Annual
      Ticker:  IGIFF                                                                 Meeting Date:  02-May-2008
        ISIN:  CA4495861060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANDRE DESMARAIS                                           Mgmt          For                            For
       PAUL DESMARAIS, JR.                                       Mgmt          For                            For
       ROBERT GRATTON                                            Mgmt          Withheld                       Against
       DANIEL JOHNSON                                            Mgmt          Withheld                       Against
       RT.HON.D.F. MAZANKOWSKI                                   Mgmt          For                            For
       JOHN S. MCCALLUM                                          Mgmt          For                            For
       RAYMOND L. MCFEETORS                                      Mgmt          Withheld                       Against
       R. JEFFREY ORR                                            Mgmt          Withheld                       Against
       ROY W. PIPER                                              Mgmt          For                            For
       MICHEL PLESSIS-BELAIR                                     Mgmt          Withheld                       Against
       PHILIP K. RYAN                                            Mgmt          Withheld                       Against
       SUSAN SHERK                                               Mgmt          For                            For
       CHARLES R. SIMS                                           Mgmt          For                            For
       MURRAY J. TAYLOR                                          Mgmt          For                            For
       GERARD VEILLEUX                                           Mgmt          Withheld                       Against

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS.                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701224026
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4958P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements for the YE 2006, as presented, Net
       earnings. After taxation, for the FY: EUR 77,586,950.00

O.2    Approve the recommendations of the Board Of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows, income for
       the financial year, EUR 77,586,950.00 absorption
       of the prior losses, EUR 0.00 legal reserve,
       EUR 0.00 increased of prior retained earnings,
       EUR 50,149,855.00 distributable income, EUR
       127,736,805.00 Dividends, EUR 14,620,918.50
       (i.e. EUR 0.27 for each share) balance, EUR
       113,115,886.50, appropriate the remaining EUR
       113,115,886.50 to the retained earnings account,
       shareholders will receive a net dividend of
       EUR 0.27 per Share, and will, entitle to the
       40% deduction provided by the French tax code,
       this dividend will be paid on 12 JUL 2007,
       as required by law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting showing profit
       of EUR 123,900,000.00.

O.4    Approve said report and the agreements referred           Mgmt          Against                        Against
       to therein, after hearing the special report
       of the Auditors on agreements governed by article
       l.225-38 of the French commercial code

O.5    Approve to award total annual fees of EUR 60,000.00       Mgmt          For                            For
       to the Board of Directors.

O.6    Ratify the co-optation of Mrs. Antoinette Willard         Mgmt          Against                        Against
       as a Director to replace Mr. Shahriar Tajbakhsh
       for the remainder of Mr. Shahriar Tajbakhsh
       s term of office, i.e. until the shareholders
       meeting called to approve the financial statements
       for the FY 2008

O.7    Appoint Mr. Maxime Lombardini as director, for            Mgmt          Against                        Against
       a 6-year period.

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 4% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 433,200,000.00, this authorization is given
       for an l8-month period, to take all necessary
       measures and accomplish all necessary formalities,
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 4,000,000.00, by issuance, with the
       shareholders  preferred subscription rights
       maintained, of shares or securities giving
       access to the capital of the Company, under
       the control of a Company and related companies,
       or giving right to the allocation of debt securities,
       the present delegation is given for a 26-month
       period this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 4,000,000.00, by issuance, with cancellation
       of the shareholders  preferred subscription
       rights, of shares or securities giving access
       to the capital of the Company, under the control
       of a Company and related companies, or giving
       right to the allocation of debt securities
       and up to 10% of the share capital, the issuance
       price of the securities giving access to the
       capital, the present delegation is given for
       a 26-month period, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       Period and up to a maximum of 15% of the initial
       issue, the nominal amount of the capital increases
       decided by tile present resolution shall count
       against the amount of the ceiling of EUR 4,000,000.00
       set forth in resolution number 9 this delegation
       is granted for 26-month period

E.12   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       of the Company and the related companies, who
       are members of a Company savings plan this
       deletion is given for a 26-month period and
       for a nominal amount that shall not exceed
       EUR 100,000.00; to take all necessary measures
       and accomplish all necessary formalities; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion by a maximum nominal
       amount of EUR 75,000,000.00 by way of capitalizing
       reserves profits, premiums or other means provided
       that such capitalization is allowed by law
       and under the by-laws, by issuing bonus shares
       or raising the par value of existing shares
       or by a combination of these methods this authorization
       is given for a 26-month period; to take all
       necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       the fraction unused of any and all earlier
       delegations to the same effect

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period this authorization is given for a 26-month
       period; to take all necessary measures and
       accomplish all necessary formalities

E.15   Amend Article Number 26 of the bylaws - access            Mgmt          For                            For
       to the shareholders  meetings- powers

E.16   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701559683
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4958P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented profit: EUR 32,414,86 5.00

O.2    Approve the recommendations of the Management             Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY
       : EUR 32,414,865.00 absorption of the previous
       losses: EUR 0.00 legal reserve: EUR 8,500.00
       prior balance: EUR 32,406,365.00 prior retained
       earnings: EUR 113,536,147.00 distributable
       income: EUR 145,536,147.00 dividends: EUR 16,913,905.00
       balance available for distribution: EUR 128,622,242.00
       retained earnings: EUR 128,622,242.00 the shareholders
       will receive a net dividend of EUR 0.31 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 25 JUL 2008 in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be al located to the retained
       earnings account as required by law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting net profit: EUR
       150,200,000.00

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to resolves to award total annual fees            Mgmt          For                            For
       of EUR 15,000.00 to the Freelancer Directors

O.6    Appoint Mr. M. Pierre Pringuet as a Director,             Mgmt          For                            For
       to replace Mr. M. Michael Boukobza, for the
       remainder of Mr. M. Michael Boukobza's term
       of office, i.e. until the FYE on 31 DEC 2008

O.7    Appoint Mr. M. Thomas Reynaud as a Director,              Mgmt          Against                        Against
       for a 6 year period

O.8    Appoint Ms. Marie Christine Levet as a Director           Mgmt          Against                        Against
       for a 6 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00 maximum number of
       shares to be acquired: 10% of the share capital
       Maximum funds invested in the share buybacks:
       EUR 1,083,031,000.00 [Authority expires at
       the end of 18 month period] to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 800,000,000.00
       [Authority expires at the end of 26 month period]
       the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of holders of securities the
       shareholders meeting delegates all powers to
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with abolition of
       preferred subscription right, of shares or
       securities and by public offering the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 800,000,000.00
       [authority expires after 26 month period] the
       shareholders meeting decides to cancel the
       shareholders preferential subscription rights
       in favour of holders of securities the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.12   Authorize the Board of Directors, and within              Mgmt          Against                        Against
       the limit of 10% of the Company's share capital,
       to set the issue price of the ordinary shares
       or securities to be issued, in accordance with
       the terms and conditions determined by the
       shareholders meeting this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 29 MAY 2007
       in its Resolution 10 [authority expires for
       a 26 month period]

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of 15% of the initial issue, by issuance, with
       or without the shareholders preferred subscription
       rights maintained, of securities [Authority
       expires at the end of 26 month period], this
       amount shall count against the overall value
       set forth in the resolution in application
       on which the issue is decided

E.14   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in apublic exhcange
       offer initiated by the Company concerining
       the share of another Company; the ceiling of
       the nominal amount of capiatl increase of all
       the issues realized by virtue of the present
       delegation is fixed to EUR 1,500,000.00 to
       cancel the sharholders' preferential subscription
       rights in favour of holders of securities this
       amount shall count against the overall value
       in Resolution 11; to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 26 month period]

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; to cancel the
       sharholders' preferential subscription rights
       in favour of holders of capital securities
       or debt securities this amount shall count
       against the overall value in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 26 month period]

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       Memebers of a Company savings plan; and for
       a nominal amount that sahll not exceed EUR
       100,000.00 the sharholders' meeting decides
       to cancel the sharholders' preferentila subscription
       rights in favour of beneficiaries aimed in
       Resolution 1; to take all necessary measures
       and accomplish all necessary formalities, to
       charge the share issuance costs against the
       related premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase [Authority expires at the
       end of 26 month period]

E.17   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to atoatl number of shares,
       which shall exceed 6% of the share capital
       the sharholdres' meeting decides to canecl
       the sharholders' preferential subscription
       rights in favour of beneficiaries of Stock
       Options; to take all necessary measures and
       accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.18   Authorize the Board of Directors to grant for             Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies; they may not represent more than
       0.5% of the share capital the sharholders'
       meeting decides to cancel the shareholders'
       preferentila subscription rights in favour
       of beneficiaries of the shares free of charge
       of existing shares or to issue; to take all
       necessary measures and accomplish all necessary
       formalities; the delegation of powers supersedes
       any and all earlier delegations to the same
       effect [Authority expires at the end of 38
       month period]

E.19   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with astock repurchase paln, up to a maximum
       of 10% of the share capital over a 24 month
       period[Authority expires at the end of 18 month
       period] this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 INCO LIMITED                                                                                Agenda Number:  932574937
--------------------------------------------------------------------------------------------------------------------------
    Security:  453258402                                                             Meeting Type:  Special
      Ticker:  N                                                                     Meeting Date:  07-Sep-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE SPECIAL RESOLUTION AUTHORIZING, APPROVING             Mgmt          Against                        Against
       AND ADOPTING, AMONG OTHER THINGS, THE ARRANGEMENT
       UNDER SECTION 192 OF THE CANADA BUSINESS CORPORATIONS
       ACT INVOLVING THE INDIRECT ACQUISITION BY PHELPS
       DODGE CORPORATION OF ALL THE OUTSTANDING COMMON
       SHARES OF THE COMPANY, IN THE FORM ATTACHED
       AS APPENDIX A TO THE PROXY CIRCULAR AND STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932596200
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Special
      Ticker:  INFY                                                                  Meeting Date:  07-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO AUTHORIZE THE BOARD OF DIRECTORS TO SPONSOR            Mgmt          For                            *
       AN ISSUE OF AMERICAN DEPOSITARY SHARES AGAINST
       EXISTING EQUITY SHARES.

1B     TO AUTHORIZE THE COMPANY TO ISSUE DEPOSITARY              Mgmt          For                            *
       RECEIPTS.

1C     TO AUTHORIZE THE BOARD AND OFFICERS IN CONNECTION         Mgmt          For                            *
       WITH THE EARLIER RESOLUTIONS.

1D     TO AUTHORIZE THE UNDERWRITERS TO DETERMINE THE            Mgmt          For                            *
       PRICE OF THE SPONSORED ADS OFFERING.

1E     TO AUTHORIZE THE BOARD TO DETERMINE THE TERMS             Mgmt          For                            *
       AND CONDITIONS.

1F     TO AUTHORIZE THE BOARD OF DIRECTORS TO DELEGATE           Mgmt          For                            *
       ITS POWERS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932738632
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  22-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2007 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL             Mgmt          For
       YEAR ENDED MARCH 31, 2007.

03     TO APPOINT A DIRECTOR IN PLACE OF MR. DEEPAK              Mgmt          For
       M. SATWALEKAR, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

04     TO APPOINT A DIRECTOR IN PLACE OF PROF. MARTI             Mgmt          For
       G. SUBRAHMANYAM, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

05     TO APPOINT A DIRECTOR IN PLACE OF MR. S. GOPALAKRISHNAN,  Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

06     TO APPOINT A DIRECTOR IN PLACE OF MR. S.D. SHIBULAL,      Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

07     TO APPOINT A DIRECTOR IN PLACE OF MR. T.V. MOHANDAS       Mgmt          For
       PAI, WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 22, 2007, AND TO FIX THEIR REMUNERATION.

09     TO APPOINT MR. N.R. NARAYANA MURTHY AS A DIRECTOR         Mgmt          For
       LIABLE TO RETIRE BY ROTATION.

10     TO APPROVE THE RE-APPOINTMENT OF MR. NANDAN               Mgmt          For
       M. NILEKANI AS A WHOLE-TIME DIRECTOR FOR 5
       YEARS EFFECTIVE 5/1/2007.

11     TO APPROVE THE APPOINTMENT OF MR. S. GOPALAKRISHNAN       Mgmt          For
       AS THE CHIEF EXECUTIVE OFFICER AND MANAGING
       DIRECTOR.

12     TO APPROVE THE RE-APPOINTMENT OF MR. K. DINESH            Mgmt          For
       AS A WHOLE-TIME DIRECTOR FOR 5 YEARS EFFECTIVE
       5/1/2007.

13     TO APPROVE THE RE-APPOINTMENT OF MR. S.D. SHIBULAL        Mgmt          For
       AS A WHOLE- TIME DIRECTOR FOR A PERIOD OF 5
       YEARS EFFECTIVE 1/10/2007.

14     TO APPROVE PAYMENT OF AN ANNUAL REMUNERATION              Mgmt          For
       BY COMMISSION OF A SUM NOT EXCEEDING 1% PER
       ANNUM OF THE NET PROFITS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932911452
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  14-Jun-2008
        ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2008 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL AND SPECIAL DIVIDEND FOR               Mgmt          For
       THE FINANCIAL YEAR ENDED MARCH 31, 2008.

03     TO APPOINT A DIRECTOR IN PLACE OF CLAUDE SMADJA,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

04     TO APPOINT A DIRECTOR IN PLACE OF SRIDAR A.               Mgmt          For
       IYENGAR, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE SEEKS RE-APPOINTMENT.

05     TO APPOINT A DIRECTOR IN PLACE OF NANDAN M.               Mgmt          For
       NILEKANI, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

06     TO APPOINT A DIRECTOR IN PLACE OF K. DINESH,              Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

07     TO APPOINT A DIRECTOR IN PLACE OF SRINATH BATNI,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 14, 2008, UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, AND TO FIX THEIR
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD                                                                    Agenda Number:  701271190
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007 and the profit and loss account for
       the YE and the report of the Directors and
       the Auditors report

2.     Declare a final dividend for the FYE 31 MAR               Mgmt          For                            For
       2007

3.     Re-elect Mr. Deepak M. Satwalekar as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Re-elect Prof. Marti G. Subramanyama as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. S. Gopalakrishnan as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. S.D. Shibulal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. T. V. Mohandas Pai as a Director,            Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BRS & Company, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM, on such remuneration to be
       determined by the Board of Directors in consultation
       with the Auditors

9.     Appoint Mr. N. R. Narayana Murthy as a Director           Mgmt          For                            For
       of the Company, liable to retire by rotation

10.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with Schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. Nandan M. Nilekani as a whole time Director
       of the Company for a period of 5 years with
       effect from 01 MAY 2007 on the terms and conditions
       as specified and that notwithstanding anything
       stated where in the FY 31 MAR 2008, the Company
       incurs a loss of its profits and are inadequate,
       the Company shall pay to Mr. Nandan M. Nilekani
       not exceeding the limits specified under Para
       2 Section II, Part II of the Schedule XIII
       to the Companies Act, 1956, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the stated remuneration as may be agreed to
       by the Board of Directors and Mr. Nandan M.
       Nilekani and that Mr.  Mr. Nandan M. Nilekani
       shall continue as the Chief Executive Officers
       and Managing Directors of the Company till
       21 JUN 2007 and be designated as the Co-Chairman
       of the Board of Directors with effect from
       22 JUN 2007, until otherwise decided by the
       Board of Directors

11.    Appoint, pursuant to the provisions of Sectionasa         Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. S. Gopalkrishnan as a Director of the Company
       for a period of 5 years, with effect from 22
       JUN 2007, as per the terms and conditions as
       specified; that notwithstanding anything herein
       above stated where in any FY closing on and
       after 31 MAR 2008, the Company incurs a loss
       or its profits are inadequate, the Company
       shall pay to Mr. S. GopalKrishnan the remuneration
       by way of salary, bonus and other allowances
       not exceeding the limits specified under Para
       2 of Section II, Part II of Schedule XIII to
       the Companies Act, 1956 aincluding any statutory
       modifications or re-enactmentasa thereof, for
       the time being in forcea, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration; and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. S. Gopalkrishnan

12.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. K. Dinesh as a Director
       of the Company for a further period of 5 years,
       with effect from 01 MAY 2007, as per the terms
       and conditions as specified; that notwithstanding
       anything herein above stated where in any FY
       closing on and after 31 MAR 2008, the Company
       incurs a loss or its profits are inadequate,
       the Company shall pay to Mr. K. Dinesh the
       remuneration by way of salary, bonus and other
       allowances not exceeding the limits specified
       under Para 2 of Section II, Part II of Schedule
       XIII to the Companies Act, 1956 aincluding
       any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea or such
       other limits as may be prescribed by the Government
       from time to time as minimum remuneration;
       and authorize the Board of Directors to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. K. Dinesh

13.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. S.D. Shibulal as a whole
       time Director of the Company for a further
       period of 5 years, with effect from 01 JAN
       2007, as per the terms and conditions as specified;
       that notwithstanding anything herein above
       stated where in any FY closing on and after
       31 MAR 2008, the Company incurs a loss or its
       profits are inadequate, the Company shall pay
       to Mr. S.D. Shibulal the remuneration by way
       of salary, bonus and other allowances not exceeding
       the limits specified under Para 2 of Section
       II, Part II of Schedule XIII to the Companies
       Act, 1956 aincluding any statutory modifications
       or re-enactmentasa thereof, for the time being
       in forceaor such other limits as may be prescribed
       by the Government from time to time as minimum
       remuneration; and authorize the Board of Directors
       to vary, alter or modify the different components
       of the above-stated remuneration as may be
       agreed to by the Board of Directors and Mr.
       S.D. Shibulal

S.14   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable provisions, if any
       of the Companies Act 1956 a sum not exceeding
       1% per annum of the net profits of the Company
       calculated in accordance with the provisions
       of Section 198, 349 and 350 of the Copmanies
       Act, 1956 to be paid and distributed amongst
       the Directors of the Company or some or any
       of them aother than the Managing Directors
       and a whole time Directorsa in such amounts
       or proportions and in such manner and it all
       respects as may be decided by the Board of
       Directors and such payments shall be made in
       respect of the profits of the  Company for
       each year of a period of 5 years commencing
       from 01 APR 2008 to 31 MAR 2013




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD, BANGALORE                                                         Agenda Number:  701596578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2008
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       as at 31 MAR 2008 and the profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Declare a final and special dividend for the              Mgmt          For                            For
       FYE 31 MAR 2008

3.     Re-appoint Mr. Claude Smadja as a Director,who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Sridar A. Iyengar as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Nandan M. Nilekani as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. K. Dinesh as a Director, who               Mgmt          For                            For
       retires by rotation

7.     Re-appoint Mr. Srinath Batni as a Director,               Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BSR & Co. Chartered Accountants           Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM on such remuneration as may
       be determined by the Board of Directors in
       consultation with the Auditors, which remuneration
       may be paid on a progressive billing basis
       to be agreed between the Auditors and the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N V                                                                               Agenda Number:  701198550
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4578E413                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 359551 DUE TO SPLITTING OF DIRECTORS  NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening remarks and announcements.                        Non-Voting

2.a    Report of the Executive Board for 2006.                   Non-Voting

2.b    Report of the Supervisory Board for 2006.                 Non-Voting

2.c    Receive the annual accounts for 2006.                     Mgmt          For                            For

3.a    Profit retention and distribution policy.                 Non-Voting

3.b    Dividend for 2006: a total dividend of EUR 1.32           Mgmt          For                            For
       per adepositary receipt for ana ordinary share
       will be proposed to the general meeting of
       shareholders; taking into account the interim
       dividend of EUR 0.59 made payable in AUG 2006,
       the final dividend will amount to EUR 0.73
       per adepositary receipt for ana ordinary share.

4.a    Remuneration report.                                      Non-Voting

4.b    Maximum number of stock options, performance              Mgmt          For                            For
       shares and conditional shares to be granted
       to the Members of the Executive Board for 2006:
       A) to approve that for 2006 485,058 stock options
       arights to acquire ordinary shares or depositary
       receipts for ordinary sharesa will be granted
       to the Members of the Executive Board; B) to
       approve that for 2006 a maximum of 202,960
       performance shares aordinary shares or depositary
       receipts for ordinary sharesa will be granted
       to the Members of the Executive Board; C) to
       approve that for 2006 37,633 conditional shares
       aordinary shares or depositary receipts for
       ordinary sharesa will be granted to Mr. Tom
       Mclnerney, in addition to the stock options
       and performance shares, included in Items A
       and B.

5.a    Corporate governance.                                     Non-Voting

5.b    Amendment to the Articles of Association: it              Mgmt          For                            For
       is proposed: A) that the Articles of Association
       of the Company be amended in agreement with
       the proposal prepared by Allen&Overy LLP, dated
       16 FEB 2007; B) that each Member of the Executive
       Board and each of Messrs. J-W.G. Vink, C. Blokbergen
       and H.J. Bruisten be authorized with the power
       of substitution to execute the notarial deed
       of amendment of the Articles of Association
       and furthermore to do everything that might
       be necessary or desirable in connection herewith,
       including the power to make such amendments
       in or additions to the draft deed as may appear
       to be necessary in order to obtain the required
       nihil obstat  from the Minister of Justice.

6.     Corporate responsibility.                                 Non-Voting

7.a    Discharge of the Executive Board in respect               Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Executive Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Executive Board, the Corporate
       governance chapter, the Chapter on Section
       404 of the Sarbanes-Oxley Act and the statements
       made in the meeting.

7.b    Discharge to the Supervisory Board in respect             Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Supervisory Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Supervisory Board, the Corporate
       governance chapter, the remuneration report
       and the statements made in the meeting.

8.     Proposed change of audit structure: since its             Non-Voting
       incorporation, the financial audit of ING Groep
       N.V. and its subsidiaries is shared between
       Ernst & Young Accountants, being responsible
       for auditing the financial statements of ING
       Verzekeringen N.V. and ING Groep N.V., and
       KPMG Accountants N.V., being responsible for
       auditing the financial statements of ING Bank
       N.V. and its subsidiaries. In connection herewith,
       Ernst & Young Accountants was appointed Auditor
       of ING Groep N.V. in the 2004 shareholders
       meeting with the assignment to audit the financial
       statements for the financial years 2004 to
       2007. As discussed in the 2004 Shareholders
       meeting, the performance of the External Auditors
       will be evaluated in 2007, prior to a proposal
       to the 2008 shareholders  meeting for the next
       Auditor s appointment. The main conclusions
       of this evaluation will be shared with the
       general meeting of shareholders. Prior to this
       evaluation, the Supervisory Board and the Executive
       Board have come to the conclusion that it is
       more efficient that the financial audit of
       ING Groep N.V. and its subsidiaries is being
       assigned to one single audit firm, instead
       of being shared between two firms. Accordingly,
       both Ernst & Young and KPMG will be invited
       to tender for the financial auditing of ING
       Groep N.V and all of its subsidiaries in 2007.
       On the basis of this tender, a candidate will
       be selected to be proposed in the 2008 shareholders
       meeting for appointment.

       Binding Nominations for the Executive Board:              Non-Voting
       Elect One of Two Candidates from resolutions
       9AI vs 9AII, and  9BI vs 9BII. Please note
       a  FOR  vote will be to elect the candidate
       and a  AGAINST  vote will be to NOT elect the
       candidate.

9ai    Appointment of Mr.John C.R. Hele as a new Member          Mgmt          For                            For
       of the Executive Board in accordance with Article
       19, Paragraph 2 of the Articles of Association.

9aii   Appointment of Mr. Hans van Kempen as a new               Mgmt          Against                        Against
       Member of the Executive Board as the legally
       required second candidate in accordance with
       Article 19, Paragraph 2 of the Articles of
       Association.

9bi    Appointment of Mr. Koos Timmermans as a new               Mgmt          For                            For
       Member of the Executive Board in accordance
       with Article 19, Paragraph 2 of the Articles
       of Association.

9bii   Appointment of Mr. Hugo Smid as a new Member              Mgmt          Against                        Against
       of the Executive Board as the legally required
       second candidate in accordance with Article
       19, Paragraph 2 of the Articles of Association.

       Binding Nominations for the Supervisory Board:            Non-Voting
       Elect One of Two Candidates from resolutions
       10AI vs 10AII, 10BI vs10BII, 10CI vs 10CII,
       10DI vs 10DII, 10EI vs10EII. Please note a
       FOR  vote will be to elect the candidate and
       a  AGAINST  vote will be to NOT elect the candidate.

10ai   Re-appointment of Mr. Claus Dieter Hoffmann               Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10aii  Re-appointment of Mr. Gerrit Broekers to the              Mgmt          Against                        Against
       Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bi   Re-appointment of Mr. Wim Kok as a Member to              Mgmt          For                            For
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bii  Re-appointment of Mr. Cas Jansen as a Member              Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ci   Appointment of Mr. Henk W. Breukink as a Member           Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10cii  Appointment of Mr. Peter Kuys as a Member to              Mgmt          Against                        Against
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10di   Appointment of Mr. Peter A.F.W. Elverding as              Mgmt          For                            For
       a new Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10dii  Appointment of Mr. Willem Dutilh as a new Member          Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ei   Appointment of Mr. Piet Hoogendoorn as a new              Mgmt          For                            For
       Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10eii  Appointment of Mr. Jan Kuijper as a new Member            Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

11.a   Authorization  to issue ordinary shares with              Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorized, upon
       approval of the Supervisory Board, to issue
       ordinary shares, to grant the right to take
       up such shares and to restrict or exclude preferential
       rights of shareholders. This authority applies
       to the period ending on 24 OCT 2008 asubject
       to extension by the general meetinga: i) for
       a total of 220,000,000 ordinary shares, plus
       ii) for a total of 220,000,000 ordinary shares,
       only if these shares are issued in connection
       with the take-over of a business or Company
       of shareholders.

11.b   Authorization to issue preference B shares with           Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorised, upon
       approval of the Supervisory Board, to issue
       preference B shares and to grant the right
       to take up such shares with or without preferential
       rights of shareholders. This authority applies
       to the  period ending on 24 October 2008 asubject
       to extension by the general meeting of shareholders)
       for 10,000,000 preference B shares with a nominal
       value of EUR 0.24 each, provided these are
       issued for a price per share that is not below
       the highest price per depositary receipt for
       an ordinary share, listed on the Euronext Amsterdam
       Stock Exchange, on the date preceding the date
       on which the issue of preference B shares of
       the relevant series is announced. This authorisation
       will only be used if and when ING Groep N.V.
       is obliged to convert the ING Perpetuals III
       into shares pursuant to the conditions of the
       ING Perpetuals III.

12.a   Authorization to acquire ordinary shares or               Mgmt          For                            For
       depositary receipts for ordinary shares in
       the Company s own capital: it is proposed that
       the Executive Board be authorized for a period
       ending on 24 October 2008, to acquire in the
       name of the Company fully paid-up ordinary
       shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than one eurocent and
       not higher than the highest price at which
       the depositary receipts for the Company s ordinary
       shares are traded on the Euronext Amsterdam
       Stock Market on the date on which the purchase
       contract is concluded or the preceding day
       on which this stock market is open.

12.b   Authorization to acquire preference A shares              Mgmt          For                            For
       or depositary receipts for preference A shares
       in the Company s own capital: it is proposed
       that the Executive Board be authorized for
       a period ending on 24 OCT 2008, to acquire
       in the name of the Company fully paid-up preference
       A shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than 1 eurocent and
       not higher than 130% of the amount including
       share premium, that is paid on such a share,
       or 130% of the highest price at which the depositary
       receipts for the Company s preference A shares
       are traded on the Euronext Amsterdam Stock
       market on the date on which the purchase contract
       is concluded or the preceding day on which
       this stock market is open.

13.    Cancellation of adepositary receipts fora preference      Mgmt          For                            For
       A shares which are held by ING Groep N.V.:
       it is proposed to cancel all such preference
       A shares 1) as the Company may own on 24 APR
       2007 or may acquire subsequently in the period
       until 24 OCT 2008, or 2) for which the Company
       owns the depositary receipts on 24 APR 2007
       or may acquire the depositary receipts subsequently
       in the period until 24 OCT 2008. the above-mentioned
       cancellation will be effected repeatedly, each
       time the Company holds preference A shares
       or depositary receipts thereof, and will each
       time become effective on the date on which
       all of the following conditions are met: 1)
       the Executive Board has indicated in a Board
       resolution which preference A shares will be
       cancelled and such resolution was filed together
       with this present resolution with the commercial
       register; 2) the preference A shares to be
       cancelled or the depositary receipts for such
       shares are continued to be held by the Company
       on the effective date of the concellation;
       3) the requirements of Section 100, Paragraph
       5 of Book 2 of the Dutch Civil Code have been
       met.

14.    Any other business and conclusion.                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701235168
--------------------------------------------------------------------------------------------------------------------------
    Security:  J24994105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Acquisition of treasury shares                    Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JS GROUP CORPORATION                                                                        Agenda Number:  701277356
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2855M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2007
        ISIN:  JP3626800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Supplementary Auditor                           Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KDDI CORPORATION                                                                            Agenda Number:  701235295
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31843105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  JP3496400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701181810
--------------------------------------------------------------------------------------------------------------------------
    Security:  V53838112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of the Companies Act,           Mgmt          For                            For
       Chapter 50 of Singapore athe Companies Acta,
       to purchase or otherwise acquire issued ordinary
       shares fully paid in the capital of the Company
       athe Sharesa not exceeding in aggregate the
       maximum limit, at such priceasa as may be determined
       by the Directors of the Company from time to
       time up to the maximum price, whether by way
       of: a) market purchaseasa aeach a Market Purchasea
       on the Singapore Exchange Securities Trading
       Limited aSGX-STa; and/or b) off-market purchaseasa
       aeach an Off-Market Purchasea in accordance
       with any equal access schemeasa as may be determined
       or formulated by the Directors as they consider
       fit, which schemeasa shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing rules of the SGX-ST as may for the
       time being be applicable; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company aAGMa is held or required by
       Law to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated; and authorize
       the Directors of the Company and/or any of
       them to complete and do all such acts and things
       aincluding without limitation, executing such
       documents as may be requireda as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies,
       or any of them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as specified athe IPT Mandate;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company is held or is
       required by Law to be held; authorize the Audit
       Committee of the Company to take such action
       as it deems proper in respect of such procedures
       and/or to modify or implement such procedures
       as may be necessary to take into consideration
       any amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things aincluding,
       without limitation, executing such documents
       as may be requireda as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the IPT Mandate and/or this resolution

3.     Approve, subject to the passing of the special            Mgmt          For                            For
       resolution related to the amendment of Article
       82, the aggregate number of 8,000 existing
       shares athe Remuneration Sharesa be awarded
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Mr. Tsao Yuan Mrs Lee
       Soo Ann, Mr. Leung Chun Ying, Mrs. Oon Kum
       Loon, Mr. Tow Heng Tan and Mr. Yeo Wee Kiong
       atogether, the Non-Executive Directorsa as
       payment in part of their respective remuneration
       for the FYE 31 DEC 2006 as follows: ia 1,000
       Remuneration Shares to Mr. Tony Chew Leong-Chee;
       iia 1,000 Remuneration Shares to Mr. Lim Hock
       San; iiia 1,000 Remuneration Shares to Mr.
       Sven Bang Ullring; iva 1,000 Remuneration Shares
       to Mr. Tsao Yuan Mrs Lee Soo Ann; va 1,000
       Remuneration Shares to Mr. Leung Chun Ying;
       via 1,000 Remuneration Shares to Mrs. Oon Kum
       Loon; viia 1,000 Remuneration Shares to Mr.
       Tow Heng Tan; and viiia 1,000 Remuneration
       Shares to Mr. Yeo Wee Kiong and authorize the
       Directors of the Company to instruct a third
       party agency to purchase from the market 8,000
       existing shares at such price as the Directors
       may deem fit and deliver the Remuneration Shares
       to each Non-Executive Director in the manner
       as set out above; and authorize any Director
       or the Secretary to do all things necessary
       or desirable to give effect to the above

S.4    Amend Article 82 of the Articles of Association           Mgmt          For                            For
       of the Company as specified; and authorize
       the Directors of the Company and/or any of
       them to complete and to do all such act and
       things, and to approve, modify, ratify and
       execute such documents, acts and things as
       they may consider necessary, desirable or expedient
       to give effect to this resolution

S.5    Approve the sub-division of each ordinary share           Mgmt          For                            For
       in the capital of the Company aSharesa into
       2 shares and that every share be sub-divided
       into 2 shares on and with effect from the books
       closure date to be determined by the Directors;
       and authorize the Directors and each of them
       to complete, do and execute all such acts and
       things as they or he may consider necessary
       or expedient to give effect to this resolution,
       with such modifications thereto as they or
       he shall think fit in the interests of the
       Company

S.6    Approve to reduce the share capital of the Company        Mgmt          For                            For
       by the sum of up to SGD 226,162,045.20, and
       that such reduction be effected by distributing
       to shareholders SGD 0.28, or ain the case where
       the proposed sub-division is approved and takes
       effect prior to the books closure date for
       the proposed capital distributiona SGD 0.14,
       in cash for each issued and fully paid-up ordinary
       share in the capital of the Company held as
       at a books closure date to be determined by
       the Directors; and authorize the Directors
       and each of them to complete, do and execute
       all such acts and things as they or he may
       consider necessary or expedient to give effect
       to this resolution, with such modifications
       thereto as they or he shall think fit in the
       interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701181822
--------------------------------------------------------------------------------------------------------------------------
    Security:  V53838112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2006

2.     Declare a final dividend of 16c per share less            Mgmt          For                            For
       tax for the YE 31 DEC 2006 a2005: final dividend
       of 13c per share less taxa

3.     Re-elect Mr. Lim Hock San as a Director pursuant          Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

4.     Re-elect Mrs. Oon Kum Loon as a Director pursuant         Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

5.     Re-elect Mr. Tow Heng Tan as a Director pursuant          Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

6.     Re-elect Mr. Sven Bang Ullring who, having attained       Mgmt          For                            For
       the age of 70 years after the last AGM, will
       cease to be a Director at the conclusion of
       this AGM in accordance with Section 153(2)
       of the Companies Act (Cap. 50), and pursuant
       to Section 153(6) to hold office until the
       next AGM of the Company

7.     Approve Directors  fees of SGD 610,000 for the            Mgmt          For                            For
       YE 31 DEC 2006 a2005: SGD 564,170a

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Approve the Directors of the Company, pursuant            Mgmt          For                            For
       to Section 161 of the Companies Act aChapter
       50a and Article 48A of the Company s Articles
       of Association; (a) (i) issue shares in the
       capital of the Company aSharesa whether by
       way of right, bonus or otherwise, and including
       any capitalization pursuant to Article 124
       of the Company s Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company s reserve accounts
       or any sum standing to the credit of the profit
       and loss account or otherwise available for
       distribution; and/or (ii) make or grant offers,
       agreements or options that might or would require
       Shares to be issued aincluding but not limited
       to the creation and issue of aas well as adjustments
       toa warrants, debentures or other instruments
       convertible into Sharesa acollectively, Instrumentsa,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) anotwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in forcea issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that:- (1) the aggregate number
       of shares to be issued pursuant to this Resolution
       aincluding shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrumenta, does not exceed 50% of the issued
       Shares in the capital of the Company aas calculated
       in accordance with sub-paragraph (2) belowa,
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company aincluding Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution and
       any adjustments effected under any relevant
       Instrumenta does not exceed 20% of the issued
       Shares in the capital of the Company aas calculated
       in accordance with sub-paragraph (2) belowa;
       (2) for the purpose of determining the aggregate
       number of Shares that may be issued under sub-paragraph
       (1) above, the % of issued shares shall be
       calculated based on the number of issued shares
       in the capital of the Company as at the date
       of the passing of this Resolution after adjusting
       for:- (i) new shares arising from the conversion
       or exercise of convertible securities or employee
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this Resolution; and (ii) any subsequent
       consolidation or sub-division of Shares; (3)
       in exercising the power to make or grant Instruments
       (including the making of any adjustments under
       the relevant Instrument), the Company shall
       comply with the provisions of the listing manual
       of the Singapore Exchange Securities Trading
       Limited aSGX-STa for the time being in force
       aunless such compliance has been waived by
       the SGX-STa and the Articles of Association
       for the time being of the Company; and (4)
       aunless revoked or varied by the Company in
       general meetinga; aAuthority expires earlier
       the conclusion of the next AGM of the Company
       or the date by which the next annual general
       meeting is required by law a

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505832
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [issued shares representing not more
       than 10% of the total number of issued shares],
       at such price(s) as maybe determined by the
       Directors of the Company from time to time
       up to the maximum price [which is: (a) in the
       case of a market purchase, 105%, of the Average
       Closing Price; and (b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120%, of the Average Closing Price], whether
       by way of: (a) market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or (b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise approve in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the share
       purchase Mandate];[Authority expires the date
       on which the next AGM of the Company [AGM]
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of shares by the Company pursuant to the share
       purchase mandate are carried out to the full
       extent mandated, whichever is the earlier];
       to complete and do all such acts and things
       [including without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this ordinary resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       [as defined in the Circular to shareholders
       dated 27 MAR 2008 [the Circular]], or any of
       them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as set out in the Circular [the
       IPT Mandate];[Authority continue in force until
       the date that the next AGM is held or is required
       by law to be held, whichever is earlier]; authorize:
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SGX-ST from time to
       time; and the Directors and/or any of them
       to complete and do all such act sand things
       [including, without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this ordinary
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505844
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       Audited accounts for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 10 cents           Mgmt          For                            For
       per share tax exempt one-tier and a special
       dividend of 45 cents per share tax exempt one-tier
       for the YE 31 DEC 2007 [2006: final dividend
       of 8 cents per share less tax]

3.     Re-elect Mr. Lim Chee Onn as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

4.     Re-elect Mr. Tony Chew Leong-Chee as a Directors,         Mgmt          For                            For
       who retires pursuant to Article 81B of the
       Company's Articles of Association and who,
       being eligible, offer themselves for re-election
       pursuant to Article 81C

5.     Re-elect Mr. Teo Soon Hoe as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

6.     Re-elect Mr. Sven Bang Ullring as a Director              Mgmt          For                            For
       at the conclusion of this AGM, and who, being
       eligible, offers himself for re-election pursuant
       to Section 153(6) of the Companies Act [Chapter
       50] to hold office until the conclusion of
       the next AGM of the Company

7.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Company for the FYE 31 DEC
       2007, comprising the following: a) the payment
       of the Director's fees of an aggregate amount
       of SGD 600,625 in cash [2006: SGD 610,000];
       and b) 1) the award of an aggregate number
       of 15,500 existing ordinary shares in the capital
       of the Company [the 'Remuneration Shares']
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Tsao Yuan Mrs. Lee Soo
       Ann, Mr. Leung Chun Ying, Mrs. Oon Kum Loon,
       Mr. Tow Heng Tan and Mr. Yeo Wee Kiong [together,
       the 'Non-Executive Directors'] as payment in
       part of their respective remuneration for the
       FYE 31 DEC 2007 as specified and authorize
       the Directors of the Company to instruct a
       3rd party agency to purchase from the market
       15,500 existing shares at such price as the
       Directors may deem fit and deliver the Remuneration
       Shares to each the Non-Executive Director in
       the manner [as specified] in (1) above and
       3) any Director or the Secretary to do all
       things necessary or desirable to give effect
       to the above

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 161 of the Companies Act,
       Chapter 50 of Singapore, and Article 48A of
       the Company's Articles of Association, to:
       a) i) issue shares in the capital of the Company
       ['Shares'] whether by way of right, bonus or
       otherwise, and including any Capitalization
       pursuant to Article 124 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively 'Instruments'],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this resolution may
       have ceased to be in force] issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1) the aggregate number
       of Shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument], does not exceed 50% of the issued
       share capital of the Company [as specified],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution and
       any adjustments effected under any relevant
       Instrument] does not exceed 15% of the issued
       Shares in the capital of the Company [as specified];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited['SGX-ST']] for the
       purpose of determining the aggregate number
       of Shares that may be issued [as specified],
       the percentage of issued Shares shall be calculated
       based on the issued Shares in the capital of
       the Company as at the date of the passing of
       this resolution after adjusting for: i) new
       Shares arising from the conversion or exercise
       of convertible securities or employee share
       options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution; and ii) any subsequent
       consolidation or sub-division of Shares; 3)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM required
       by the law]

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
    Security:  V87778102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KINGFISHER PLC                                                                              Agenda Number:  701231627
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5256E441                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  GB0033195214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the financial statements and            Mgmt          For                            For
       the statutory reports

2.     Approve the Directors  remuneration report                Mgmt          For                            For

3.     Declare the final Dividend of 6.8 pence per               Mgmt          For                            For
       ordinary share

4.     Elect Mr. M. Daniel Bernard as a Director                 Mgmt          For                            For

5.     Elect Mrs. Janis Kong as a Director                       Mgmt          For                            For

6.     Re-elect Mr. Phil Bentley as a Director                   Mgmt          For                            For

7.     Re-elect Mr. John Nelson as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Michael Hepher as a Director                 Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Board to determine
       their remuneration

10.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 104,267,996

11.    Authorize the Company to make EU Political Organization   Mgmt          For                            For
       Donations and to incur EU Political Expenditure
       up to GBP 75,000

S.12   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       a nominal value of 5% of the issued share capital
       of the Company

S.13   Grant authority to purchase 235,920,341 ordinary          Mgmt          For                            For
       shares for market purchase




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE NUMICO NV                                                                       Agenda Number:  701182658
--------------------------------------------------------------------------------------------------------------------------
    Security:  N56369239                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  NL0000375616
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Executive Board as              Non-Voting
       included in the annual report for 2006; shareholders
       will be given the opportunity to raise questions
       concerning the contents of both the Executive
       Board and the Supervisory Board report and
       other business related items that have occurred
       during the year 2006

3.A    Adopt the annual accounts 2006 as specified               Mgmt          For                            For
       and approved by the Supervisory Board on 20
       FEB 2007

3.B    Approve the Numico s dividend policy which reflects       Non-Voting
       Numico s strong growth profile and significant
       organic investment opportunities; to enable
       Management to continuously invest in future
       growth, the Company aims to reach a maximum
       dividend pay-out ratio of 20% around 2010;
       Numico offers shareholders the option to choose
       for either a cash or a stock dividend; any
       dividends will be declared and paid on a yearly
       basis

3.C    Approve to determine the dividend payment at              Mgmt          For                            For
       EUR 0.20 per share

3.D    Approve to release the Members of the Executive           Mgmt          For                            For
       Board from liability for the exercise of their
       duties insofar as the exercise of such duties
       is reflected in the annual accounts 2006 or
       otherwise disclosed to the general meeting
       of Shareholders prior to the adoption of the
       annual accounts

3.E    Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board from liability for the exercise of their
       duties insofar as the exercise of such duties
       is reflected in the annual accounts 2006 or
       otherwise disclosed to the general meeting
       of Shareholders prior to the adoption of the
       annual accounts

4.     Approve, in accordance with the recommendation            Mgmt          For                            For
       by the Audit Committee, to instruct PricewaterhouseCoopers
       Accountants N.V. to audit the annual accounts
       2007

5.A    Amend the Articles of Association as specified            Mgmt          For                            For

5.B    Approve, in accordance with Section 391, Sub-Section      Mgmt          For                            For
       1 and Section 362, Sub-Section 7, Book 2 of
       the Dutch Civil Code, to use the English language
       as the official language for the annual report
       and the annual accounts, as from the FY 2007

6.A    Re-appoint, in accordance with Article 21, Paragraph      Mgmt          For                            For
       2 of the Articles of Association, Mr. Lindenbergh
       as a Member of the Supervisory Board for another
       period of 4 years

6.B    Re-appoint, in accordance with Article 21, Paragraph      Mgmt          For                            For
       2 of the Articles of Association, Mr. Wold-Olsen
       as a Member of the Supervisory Board for another
       period of 4 years

7.A    Approve, the designation of the Executive Board           Mgmt          For                            For
       as authorised body to - under approval of the
       Supervisory Board - issue ordinary shares was
       extended for a period of 18 months starting
       on 03 MAY 2006; at the time, this authority
       was limited to 10% of the issued share capital
       for the purpose of financing and to cover personnel
       share options and to an additional 10% of the
       issued share capital in case the issuance is
       effectuated in connection with a merger or
       acquisition; again extend the authority of
       the Executive Board as authorised body to -
       under approval of the Supervisory Board - issue
       ordinary shares for a period of 18 months starting
       on 25 APR 2006 and ending on 25 OCT 2008; this
       authority shall be limited to 10 % of the issued
       share capital for financing purposes and to
       cover personnel share options and to an additional
       10% of the issued share capital in case the
       issuance is effectuated in connection with
       a merger or acquisition

7.B    Approve, again to extend the authority of the             Mgmt          For                            For
       Executive Board as authorized body to - under
       approval of the Supervisory Board - restrict
       or exclude pre-emptive rights for shareholders
       for a period of 18 months starting on 25 APR
       2006 and ending on 25 OCT 2008, in case of
       an issuance of shares based on the authority
       referred to under Resolution 7A

8.     Authorize the Executive Board, for a period               Mgmt          For                            For
       of 18 months, starting on 25 APR 2007 and ending
       on 25 OCT 2008, under approval of the Supervisory
       Board to acquire own shares on the Stock Exchange
       or otherwise in accordance with the Article
       10 of the Articles of Association; the maximum
       number of shares to be acquired equals the
       number of shares allowed by law; the price
       limit should be between the par value of the
       shares and the stock exchange price of the
       shares at Euronext Amsterdam N.V., plus 10%;
       the stock exchange price equals the average
       of the highest price of the Numico shares as
       listed in the Offici le Prijscourant aOfficial
       Price Lista of Euronext Amsterdam N.V. for
       5 successive trading days, immediately preceding
       the day of purchase

9.     Any other business                                        Non-Voting

10.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932639872
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  23-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2006, AS SET FORTH IN THE COMPANY
       S NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF THE APPOINTMENT OF DIRECTORS, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF CANDIDATES FOR THE             Mgmt          For                            For
       MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
       DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.

04     APPROVAL OF PREVIOUSLY GRANTED STOCK OPTION,              Mgmt          For                            For
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

05     APPROVAL OF THE GRANT OF STOCK OPTION, AS SET             Mgmt          For                            For
       FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932783752
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Special
      Ticker:  KB                                                                    Meeting Date:  31-Oct-2007
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF APPOINTMENT OF EXECUTIVE DIRECTOR(S),         Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

02     APPROVAL OF APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S),     Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932820346
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  20-Mar-2008
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2007, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF AMENDMENT OF THE ARTICLES OF INCORPORATION,   Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF DIRECTOR(S), AS SET            Mgmt          For                            For
       FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

04     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NOT NON-EXECUTIVE DIRECTORS, AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

05     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NON-EXECUTIVE DIRECTORS, AS SET FORTH IN THE
       COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

06     APPROVAL OF THE AGGREGATE REMUNERATION LIMIT              Mgmt          For                            For
       FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 LOBLAW COMPANIES LIMITED                                                                    Agenda Number:  932665613
--------------------------------------------------------------------------------------------------------------------------
    Security:  539481101                                                             Meeting Type:  Annual and Special
      Ticker:  LBLCF                                                                 Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS                                     Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITOR                        Mgmt          For                            For

03     AMENDED AND RESTATED STOCK OPTION PLAN                    Mgmt          Abstain                        Against

04     BY-LAW NO. 1                                              Mgmt          For                            For

05     SHAREHOLDER PROPOSAL. MANAGEMENT RECOMMENDS               Shr           For                            Against
       A VOTE AGAINST.




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701157768
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 352987, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the consolidated financial statements             Mgmt          For                            For
       for 2006, Auditors report as Group Auditors

2.     Approve the annual activity report and financial          Mgmt          For                            For
       statements for 2006, the Auditors report

3.     Approve the appropriation of available earnings           Mgmt          For                            For

4.     Approve to ratify the acts of the Members of              Mgmt          For                            For
       the Board of Directors

5.1    Re-elect Dame Julia Higgins to the Board of               Mgmt          For                            For
       Directors

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          For                            For
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          For                            For

5.4    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          For                            For

5.5    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          For                            For

6.     Re-elect KPMG Ltd, Zurich, as the Statutory               Mgmt          For                            For
       Auditors aalso to act as Group Auditorsa for
       the 2007 FY

       VOTING RIGHT IS GRANTED TO NOMINEE SHARES (REGISTRATION)  Non-Voting
       BY THIS ISSUER COMPANY. HOWEVER; THE ISSUER
       GIVES (OR LIMITS THE) VOTING RIGHT UP TO 2%
       LIMIT WITH WITHOUT A NOMINEE CONTRACT




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701478972
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436664, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive the consolidated financial statements             Mgmt          For                            For
       of Lonza Group Ltd for 2007, and the report
       of the Group Auditors

2.     Receive the annual activity report and financial          Mgmt          For                            For
       statements of Lonza Group Ltd for 2007, and
       the report of the Statutory Auditors

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 1.75 per share

4.     Grant discharge to the Board and the Senior               Mgmt          For                            For
       Management

5.1    Re-elect Ms. Julia Higgins to the Board of Directors      Mgmt          For                            For

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          For                            For
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          For                            For

5.4    Re-elect Mr. Rolf Soiron to the Board of Directors        Mgmt          For                            For

5.5    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          For                            For

5.6    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          For                            For

5.7    Elect Mr. Patrick Aebischer to the Board of               Mgmt          For                            For
       Directors

6.     Elect KPMG as the Statutory Auditors [also to             Mgmt          For                            For
       act as the Group Auditors]




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701225066
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58485115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the Board of the Directors and Statutory          Mgmt          For                            For
       Auditors reports, approve the consolidated
       financial statements for the FYE on 31 DEC
       2006

O.2    Approve the financial statements for the FYE              Mgmt          For                            For
       on 31 DEC 2006, grant final discharge to the
       Board of Directors

O.3    Receive the Statutory Auditors special report,            Mgmt          For                            For
       approve the agreements notified in the report,
       covered by the Article L. 225-38 of the Commercial
       Law

O.4    Approve the appropriation of the income, setting          Mgmt          For                            For
       of the final dividend, to be paid 15 MAY 2007

O.5    Approve to renew Mr. Bernard Arnault s mandate            Mgmt          For                            For
       as a Director, the current one coming to expire

O.6    Approve to renew Mrs. Delphine Arnault-Gancia             Mgmt          Against                        Against
       s mandate as a Director, the current one coming
       to expire

O.7    Approve to renew Mr. Jean Arnault s mandate               Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.8    Approve to renew Mr. M. Nicholas Clive-Worms              Mgmt          Against                        Against
       mandate as a Director, the current one coming
       to expire

O.9    Approve to renew Mr. M. Patrick Houel s mandate           Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.10   Approve to renew Mr. M. Felix G. Rohatyn s mandate        Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.11   Approve to renew Mr. M. Hubert Vedrine s mandate          Mgmt          For                            For
       as a Director, the current one coming to expire

O.12   Approve to renew Mr. M. Kilian Hennessy s mandate         Mgmt          For                            For
       as a Director, the current one coming to expire

O.13   Authorize the Board of Directors to purchase              Mgmt          For                            For
       Company shares within the limit of 10% of the
       capital

E.14   Authorize the Board of Directors to decrease              Mgmt          For                            For
       the capital, in 1 or several times, by cancellation
       of purchased shares within the limit of 10%
       of the capital

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, in 1 or several times and at any
       moment, either by issuance of ordinary shares
       or investment securities, giving access to
       the capital or right to a debt security, or
       by a debt compensation, or by incorporation
       of earnings, premiums and reserves, with the
       maintainance of the shareholders preferential
       rights of subscription, setting of a maximum
       nominal amount of the capital

E.16   Authorize the Board of Directors to decrease              Mgmt          For                            For
       the capital, in 1 or several times, and at
       any time, by issuance of ordinary shares or
       investment securities, giving access to the
       capital or right to a debt security, with cancellation
       of shareholders  preferential right of subscription,
       setting of a maximum nominal amount of the
       capital

E.17   Authorize the Board of Directions to decrease             Mgmt          Against                        Against
       the capital, in 1 or several times, by issuance
       of ordinary shares or investment securities,
       giving access to the capital or right to a
       debt security in order to remunerate contributions
       in kind, within the limit of 10% of the capital

E.18   Authorize the Board of Directors to decrease              Mgmt          Against                        Against
       the capital, in 1 or several times, and at
       any time, by issuance of ordinary shares or
       investment securities, giving access to the
       capital or right to a debt security, reserved
       for Credit Institutions or Company supervised
       by Insurance Law, with cancellation of shareholders
       preferential right of subscription, setting
       of a maximum nominal amount of the capital

E.19   Approve to increase the number of shares to               Mgmt          Against                        Against
       be issued in case of excess requests

E.20   Authorize the Board of Directors for 1 or several         Mgmt          For                            For
       capital increase(s) in cash reserved for the
       Company Staff Employees and related Companies,
       Members of a Corporate Saving Plan, within
       the limit of 3% of the capital

E.21   Amend the Article 23 Ident 1 of By-laws about             Mgmt          For                            For
       general meetings to comply with the laws




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701529971
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58485115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements ending on 31 DEC 2007
       in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the said YE on 31 DEC 2007 as
       presented; and grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.4    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: income for the FY: EUR 783,412,326.27
       allocation to legal reserve: EUR 0.00: retained
       earnings: EUR 2,759,550,929.12 balance available
       for distribution: EUR 3,542,963,255.39 special
       reserve on long term capital gains: EUR 0.00
       statutory dividend: EUR 7,349,061.15 which
       corresponds to: EUR 0.015 per share additional
       dividend: EUR 776,550,794.85 corresponding
       to EUR 1.585 per share retained earnings: EUR
       3,542,963,255.39 after appropriation the gross
       value of the dividend is of EUR 1.60; to reminds
       that: an interim dividend of EUR 0.35 was already
       paid on 03 DEC 2007; the remaining dividend
       of EUR 1.25will be paid on 23 MAY 2008; the
       dividend will entitle natural persons to the
       40% allowance, in the event that the Company
       holds some of its own shares on such date:
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law, it is reminded
       that, for the last three financial years, the
       dividends paid [gross value], were as follows:
       EUR 1.40 for FY 2006: EUR 1.15 for FY 2005
       EUR 0.95 for FY 2004

O.5    Approve to renew the appointment of Mr. Nicolas           Mgmt          Against                        Against
       Bazire as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Antonio           Mgmt          Against                        Against
       Belloni as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Diego             Mgmt          For                            For
       Della Valle as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Gilles            Mgmt          Against                        Against
       Hennessy as a Member of the Board of Directors
       for a 3 year period

O.9    Appoint Mr. Charles De Croisset as a Member               Mgmt          For                            For
       of the Board of Directors, for a 3 year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds: invested in the share
       buybacks: EUR 6,400,000,000.00; [Authority
       is given for a 18 month period]; and acknowledge
       that the share capital was composed of 48,993,741
       shares on 31 DEC 2007; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2007

E.11   Receive the special report of the Auditors,               Mgmt          For                            For
       said report and authorize the Board of Directors
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by cancelling
       all or part of the shares held by the Company
       in connection with a stock Repurchase Plan,
       up to a maximum of 10% of the share capital
       over a 24 month period; [Authority is given
       for a 18 month period], this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007

E.12   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies, they may not represent more than
       1% of the share capital; [Authority is given
       for a 38 month period], and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 12 MAY 2005

E.13   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the share capital, in one or more
       occasions and at its sole discretion: up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of issuing shares and or debt securities,
       including warrants to be subscribed either
       in cash or by the offsetting of debts, up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of capitalizing reserves, profits, premiums
       or: other means, provided that such capitalization
       is allowed by Law and under the Bylaws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously; [Authority
       is given for a 18 month period], approve to
       cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this amount
       shall count against the overall value set forth
       in Resolutions 12, 14, 15 of the present meeting
       and 15, 16, 17 of the general meeting of 10
       MAY 2007; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors may decide               Mgmt          Against                        Against
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period under the conditions and
       limits provided by Article L.225.135.1 of the
       French Commercial Code; this amount shall count
       against the overall value set forth in Resolution
       13 above mentioned

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       is given for a 26 month period], the number
       of shares issued shall not exceed 3% of the
       share capital; the amount shall count against
       the overall value set forth in Resolution 12,
       13, 14 of the present meeting and 15, 16, 17
       of the general meeting of 10 MAY 2007; approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701313570
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, upon the recommendation of the Directors         Mgmt          For                            For
       [or any of them, other than Messrs. Alison
       Carnwath or Kevin Davis] of Man Group plc [the
       Company] and subject to the conditions [other
       than the passing of this resolution] as specified
       being satisfied or waived, the Disposal and
       for the purpose of effecting and implementing
       the Disposal, authorize the Directors [or any
       of them, other than Messrs. Alison Carnwath
       or Kevin Davis] to i) approve an offer price
       per MF Global Share [as specified] for the
       initial public offering of MF Global Ltd.,
       and its listing on the New York Stock Exchange
       which is within, above or below the Price Range
       [as specified] as long as, if above or below
       the Price Range, the Board considers it reasonable
       and in the best interests of shareholders of
       the Company as a whole to so price; ii) approve
       the number of MF Global Shares to be sold by
       the Company and any of its subsidiaries as
       part of the Disposal being at least a majority
       of the MF Global shares; and iii) do or procure
       to be done all such acts and things and execute
       such documents on behalf of the Company or
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of completing
       and giving effect to the Disposal or the IPO
       with such amendments, modifications, variations
       or revisions thereto as are not, in the opinion
       of the Directors [or any of them, other than
       Messrs. Alison Carnwath or Kevin Davis] of
       the Company, of a material nature




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701302705
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve a final dividend of 12.7 cents per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Kevin J.P. Hayes as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Alison J. Carnwath as a Director             Mgmt          For                            For

6.     Re-elect Mr. Harvey A. McGrath as a Director              Mgmt          For                            For

7.     Re-elect Mr. Glen R. Moreno as a Director                 Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 18,797,996

s.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10, to issue equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 2,819,699.44

s.12   Authorize the Company, to make market purchase            Mgmt          For                            For
       of 187,979,963 ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701392944
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on admission of the new              Mgmt          For                            For
       ordinary shares becoming effective: a] to increase
       the authorized share capital of the Company
       from USD 81,000,000 and GBP 50,000 to USD 2,202,554,497
       and GBP 50,000 by the creation of 1,515,382,062
       redeemable preference shares of USD 1.40 each
       in the capital of the Company [the "B Shares"]
       and 1,961,000,000 non-cumulative irredeemable
       preference shares of 0.001 US cent each in
       the capital of the Company [the "C Shares"]
       each having the rights and subject to the restrictions
       as specified pursuant to paragraph [c]; b)
       to consolidate the issued ordinary shares of
       3 US cents in the capital of the Company [each
       an "Existing Ordinary Share"] held by each
       holder or joint holders at 6 p.m. on 23 NOV
       2007 [or such other time and/or date as the
       Directors may in their absolute discretion
       determine] [the "Record Time"] into one unclassified
       share and divide, forthwith upon such consolidation
       each such unclassified share, into one New
       Ordinary Share for each 3 3/7 US cents of nominal
       value of such unclassified share provided that
       fractions of New Ordinary Shares will not be
       issued and fractions of New Ordinary Shares
       [treating shares held in certificated form
       and shares registered in CREST as if they were
       separate holdings] will be aggregated immediately
       prior to Admission and sold in the market and
       the net proceeds of sale paid in due proportion
       to those holders who would otherwise be entitled
       to such fractions save that individual entitlements
       of GBP 3 or less shall be retained by the Company;
       c) amend the Articles of Association of the
       Company in the manner as specified; d) authorize
       the Directors of the Company to: i] capitalise
       a sum not exceeding USD 2,121,534,887 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,515,382,062 B Shares; ii]
       capitalise a sum not exceeding USD 19,610 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,961,000,000 C Shares; and
       iii] pursuant to section 80 of the Companies
       Act 1985 [as amended] [the "Act"], exercise
       all the powers of the Company to allot and
       issue up to 1,515,382,062 B Shares and 1,961,000,000
       C Shares each credited as fully paid up to
       the holders of the Existing Ordinary Shares;
       [Authority expires at the conclusion of the
       next AGM of the Company or within 15 months,
       whichever is earlier]; e) approve to consolidate
       all authorized but unissued Existing Ordinary
       Shares which are unissued at the record time
       into one unclassified share and divide, forthwith
       on such consolidation such unclassified share,
       into one New Ordinary Share for every 3 3/7
       US cents of nominal value of such unclassified
       share provided that any fraction of a New Ordinary
       Share arising from such division will be and
       is thereupon cancelled pursuant to Section
       121[2][e] of the Act and the amount of the
       Company's authorized but unissued share capital
       diminished accordingly; f) approve the terms
       of the contract between Merrill Lynch International
       ["Merrill Lynch"] and the Company [as specified]
       under which Merrill Lynch will be entitled,
       if it so chooses, and authorize to require
       the Company to purchase C Shares from it, for
       the purposes of Section 165 of the Act and
       otherwise; [Authority expires earlier of the
       conclusion of the next AGM of the Company or
       15 months]; g) and amend the existing authority
       of the Company to make market purchases [within
       the meaning of Section 163[3] of the Act] of
       ordinary shares, granted by the Company on
       12 JUL 2007 such that: i] the maximum aggregate
       number of ordinary shares authorized to be
       purchased is reduced to 164,482,467; and ii]
       the minimum price which may be paid for an
       ordinary share is 3 3/7 US cents or the sterling
       equivalent of 3 3/7 US cents [calculated in
       accordance with the existing authority] per
       ordinary share, but that such existing authority
       shall not be amended in any other respect;
       h) to cancel, with effect at 6 p.m. on the
       date falling one month after the Record Time,
       any authorized but unissued B Shares and C
       Shares then existing and reduce the authorized
       but unissued capital of the Company accordingly;
       i] to cancel the share capital available for
       issue as a consequence of: i] any redemption
       of B Shares created pursuant to Paragraph [a]
       above; ii] any purchase by the Company of C
       Shares created pursuant to Paragraph [a] above;
       and iii] any purchase by the Company of deferred
       shares derived from any of the C Shares created
       pursuant to Paragraph [a]




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                                                              Agenda Number:  932649429
--------------------------------------------------------------------------------------------------------------------------
    Security:  56501R106                                                             Meeting Type:  Annual
      Ticker:  MFC                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. CASSADAY                                          Mgmt          For                            For
       LINO J. CELESTE                                           Mgmt          For                            For
       GAIL C.A. COOK-BENNETT                                    Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       THOMAS P. D'AQUINO                                        Mgmt          For                            For
       RICHARD B. DEWOLFE                                        Mgmt          For                            For
       ROBERT E. DINEEN, JR.                                     Mgmt          For                            For
       PIERRE Y. DUCROS                                          Mgmt          For                            For
       ALLISTER P. GRAHAM                                        Mgmt          For                            For
       SCOTT M. HAND                                             Mgmt          For                            For
       LUTHER S. HELMS                                           Mgmt          For                            For
       THOMAS E. KIERANS                                         Mgmt          For                            For
       LORNA R. MARSDEN                                          Mgmt          For                            For
       ARTHUR R. SAWCHUK                                         Mgmt          For                            For
       HUGH W. SLOAN, JR.                                        Mgmt          For                            For
       GORDON G. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For

03     SHAREHOLDER PROPOSAL.                                     Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                                                              Agenda Number:  932839054
--------------------------------------------------------------------------------------------------------------------------
    Security:  56501R106                                                             Meeting Type:  Annual
      Ticker:  MFC                                                                   Meeting Date:  08-May-2008
        ISIN:  CA56501R1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. CASSADAY                                          Mgmt          For                            For
       LINO J. CELESTE                                           Mgmt          For                            For
       GAIL C.A. COOK-BENNETT                                    Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       THOMAS P. D'AQUINO                                        Mgmt          For                            For
       RICHARD B. DEWOLFE                                        Mgmt          For                            For
       ROBERT E. DINEEN, JR.                                     Mgmt          For                            For
       PIERRE Y. DUCROS                                          Mgmt          For                            For
       SCOTT M. HAND                                             Mgmt          For                            For
       LUTHER S. HELMS                                           Mgmt          For                            For
       THOMAS E. KIERANS                                         Mgmt          For                            For
       LORNA R. MARSDEN                                          Mgmt          For                            For
       ARTHUR R. SAWCHUK                                         Mgmt          For                            For
       HUGH W. SLOAN, JR.                                        Mgmt          For                            For
       GORDON G. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For

3A     SHAREHOLDER PROPOSAL NO. 1                                Shr           Against                        For

3B     SHAREHOLDER PROPOSAL NO. 2                                Shr           Against                        For

3C     SHAREHOLDER PROPOSAL NO. 3                                Shr           Against                        For

3D     SHAREHOLDER PROPOSAL NO. 4                                Shr           Against                        For

3E     SHAREHOLDER PROPOSAL NO. 5                                Shr           Against                        For

3F     SHAREHOLDER PROPOSAL NO. 6                                Shr           Against                        For

3G     SHAREHOLDER PROPOSAL NO. 7                                Shr           Against                        For

3H     SHAREHOLDER PROPOSAL NO. 8                                Shr           Against                        For

3I     SHAREHOLDER PROPOSAL NO. 9                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA, DARMSTADT                                                                       Agenda Number:  701465444
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5357W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2007 with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Approval of the financial statements as per               Mgmt          For                            For
       31 DEC 2007

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 210,342,375.63 as follows: Payment
       of a dividend of EUR 1.20 plus a bonus of EUR
       2 per no-par share EUR 3,580,372.43 shall be
       carried forward Ex-dividend and payable date:
       31 MAR 2008

4.     Ratification of the acts of the personal partners         Mgmt          For                            For

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhandgesellschaft AG, Mannheim

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       subsidiaries Merck 9, Allgemeine Beteiligungs
       GmbH, Merck 10, Allgemeine Beteiligungs GmbH,
       Merck 11, Allgemeine Beteiligungs GmbH, Serono
       GmbH, and Solvent Innovation GmbH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 year

8.1    Elect Mr. Johannes Baillou as a Supervisory               Mgmt          Against                        Against
       Board

8.2    Elect Mr. Frank Binder as a Supervisory Board             Mgmt          Against                        Against

8.3    Elect Prof. Dr. Rolf Krebs as a Supervisory               Mgmt          For                            For
       Board

8.4    Elect Dr. Arend Oetker as a Supervisory Board             Mgmt          For                            For

8.5    Elect Prof. Dr. Theo Siegert as a Supervisory             Mgmt          For                            For
       Board

8.6    Elect Prof. Dr. Wilhelm Simson as a Supervisory           Mgmt          For                            For
       Board

9.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of the Supervisory Board comprising 16 Members
       of which 8 are elected by the Company's employees
       pursuant to the Participation Act, 6 Members
       are elected by the shareholders meeting, and
       2 Members are determined by the holders of
       registered shares




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC                                                              Agenda Number:  701219392
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68694119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Mgmt          For                            For
       and the Auditors and the accounts for the YE
       31 DEC 2006

2.     Declare a final dividend on the ordinary share            Mgmt          For                            For
       capital of the Company for the YE 31 DEC 2006
       of 4.2p per share

3.     Re-elect Mr. Charles Henri Dumon as a Director            Mgmt          For                            For
       of the Company

4.     Re-elect Sir. Adrian Montague as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Stephen Box as a Director of the             Mgmt          For                            For
       Company

6.     Receive and approve the Directors remuneration            Mgmt          For                            For
       report for the YE 31 DEC 2006

7.     Re-appoint Deloitee & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM at a remuneration to be fixed
       by the Directors

8.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 athe Acta
       to allot relevant securities aSection 80(2)
       of the Acta up to an aggregate nominal amount
       of GBP 1,099,699; aAuthority expires at the
       conclusion of the next AGM of the Companya;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 athe Acta to allot
       equity securities aSection 94 of the Acta for
       cash pursuant to the authority conferred by
       Resolution 8, disapplying the statutory pre-emption
       rights aSection 89(1) of the Acta, provided
       that this power is limited to: a) the allotment
       of equity securities in connection with a rights
       issue; and b) up to an aggregate nominal amount
       of GBP 166,621; aAuthority expires at the conclusion
       of the next AGM of the Companya; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, pursuant to Company s              Mgmt          For                            For
       Articles of Association and Section 166 of
       the Companies Act 1985 athe Acta, to make market
       purchases of up to 33,324,208 ordinary shares
       of 1p each in the capital of the Company, at
       a minimum price of 1p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires at the conclusion
       of the next AGM of the Companya; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC, LONDON                                                      Agenda Number:  701541256
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68694119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. Steve Ingham as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Dr. Tim Miller as a Director of the              Mgmt          For                            For
       Company

5.     Elect Ms. Ruby McGregor Smith as a Director               Mgmt          For                            For
       of the Company

6.     Receive and approve the report on Directors'              Mgmt          For                            For
       remuneration

7.     Re-appoint Deloitee & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Audit Committee
       to fix their remuneration

8.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations in accordance with
       Sections 366 and 367 of the Companies Act 2006

9.     Authorize the Directors to allot shares pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985

S.10   Approve to display statutory pre-emption rights           Mgmt          For                            For

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.12   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 MILLEA HOLDINGS,INC.                                                                        Agenda Number:  701235283
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4276P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2007
        ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MTN GROUP LTD                                                                               Agenda Number:  701594118
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8039R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  ZAE000042164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.o.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Group and the Company for the YE 31
       DEC 2007 including the report other Directors
       and the external Auditors

2.o.2  Re-appoint Mr. KP Kalyan as a Director of the             Mgmt          For                            For
       Company

3.o.3  Re-appoint Mr. RD Nisbet as a Director of the             Mgmt          For                            For
       Company

4.o.4  Re-appoint Mr. JHN Strydom as a Director of               Mgmt          For                            For
       the Company

5.o.5  Re-appoint Mr. Sheikh ARH Sharbatly as a Director         Mgmt          Against                        Against
       of the Company

6.o.6  Authorize the Company, the all the unissued               Mgmt          For                            For
       ordinary shares of 0,01 cent it each in the
       share capital of the Company be and are hereby
       placed at the disposal arid under the control
       of the Directors, to allot, issue and otherwise
       to dispose of and/or to undertake to allot,
       issue or otherwise dispose of such shares to
       such person or persons on such terms arid conditions
       and at such times as the Directors may from
       time to rime at their discretion deem fit [save
       for the unissued ordinary shares which have
       specially been reserved for the Company's share
       incentive schemas, being 5%ol the total issued
       share capital, in terms of ordinary resolutions
       duly passed at previous annual general meetings
       of the Company [the unissued scheme shares]
       which shall he issued to such person or persons
       on 5 the terms and conditions in accordance
       with the term, of such authorizing resolutions)
       subject to the aggregate number of such ordinary
       shares able to be allotted, issued arid otherwise
       disposed of and/or so undertaken to be allotted,
       issued or disposed of in terms of this resolution
       being limited to10% of the number of ordinary
       shares in issue as at 31 DEC 2007 [but excluding,
       in determining such 10% limit, the unissued
       scheme shares] and further subject to the provisions
       applicable from time to lime of the Companies
       Act and the Listings Requirements of the JSE,
       each as presently constituted arid which may
       be amended from time

7.s.1  Approve the Company, or a subsidiary of the               Mgmt          For                            For
       Company, and is by way of a general authority
       contemplated in sections 85(2), 85(3) and 89
       of the Companies Act, to repurchase shares
       issued by the Company upon such terms and conditions
       and in such amounts as the Directors of the
       Company may from time to time determine but
       subject to the applicable provisions of the
       Companies Act and the Listings Requirement
       of the JSE Limited, each as presently constituted
       and which may he amended horn time to tinier
       anti subject further to the restriction that
       the repurchase by the Company, or any of its
       subsidiaries, of shares in the Company of any
       class hereunder shall not, in aggregate in
       any 1 FY, exceed 10% of the shares in issue
       in such class as at the commencement of such
       FY




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701233582
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          For                            For
       reports on the annual financial statements
       for the year 2006

2.     Approve the annual financial statements regarding         Mgmt          For                            For
       the year 2006; the profit appropriation and
       dividend payment

3.     Grant discharge of the Board of Director Members          Mgmt          For                            For
       and the Auditor s from any liability for indemnity
       of the Management and the annual financial
       statements for the FY 2006

4.     Approve the Board of Directors received remuneration      Mgmt          For                            For
       for the FY 2005, according to Article 24 Paragraph
       2 of Code Law 2190/1920; the agreements and
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non Executive Members of the Board
       of Director until the next OGM on 2008

5.     Grant permission, according to Article 23 paragraph       Mgmt          For                            For
       1 of the Code Law 2190/1920 and to Article
       30 of the Banks Articles of Association, to
       the Board Members, General Managers and Managers,
       for their participation in Board of Directors
       or Management of the Banks Group of Companies,
       pursuing the same or similar business goal

6.     Approve the program for the purchase of the               Mgmt          For                            For
       Banks own shares according to Article 16 Paragraph
       5 of Code Law 2190/1920

7.     Approve the adjustment to Articles 4 and 39               Mgmt          Against                        Against
       of the Banks Articles of Association regarding
       the share capital, due to the increase as a
       result from the exercised pre-emptive rights;
       amend Articles 18 and 24 aBoard of Directors
       and representationa of the Banks Articles of
       Association

8.     Approve the Stock Option Scheme according to              Mgmt          Against                        Against
       Article 13 Paragraph 9 of the Code Law 2190/1920,
       as currently in force, to the Executive Members
       of the Board of Directors, Managers and personnel
       and to associated Companies

9.     Approve bonus shares to the personnel, according          Mgmt          Against                        Against
       to Article 16 Paragraph 2 of the Code Law 2190/1920,
       deriving from the share capital increase, issuance
       of new shares with nominal value EUR 5 per
       share, with capitalization of profits; amend
       Articles 4 and 39 of the Bank s Articles of
       Association

10.    Approve the session of the Banks Storehouse               Mgmt          For                            For
       Branch and contribution to the subsidiary Company
       National Consultancy Business Holdings S. A.;
       the session contract terms; determination of
       the Banks representative, in order to sign
       the contract or any other relevant deed for
       the completion of the absorbtion; the session
       deed operating permission of General Storehouse
       according to Article 17 of the Law 3077/1954

11.    Ratify the election of new Members of the Board           Mgmt          Against                        Against
       of Directors in replacement of resigned Members
       and a deceased Member

12.    Elect new Board of Directors and approve the              Mgmt          Against                        Against
       determination of the Independent Non-Executive
       Members

13.    Elect the regular and substitute Certified Auditors       Mgmt          Against                        Against
       for the financial statements and the Banks
       Group of Companies consolidated financial statements
       for the year 2007 and approve to determine
       their fees

14.    Miscellaneous announcements                               Non-Voting

       If quorum is not met on the first call then               Non-Voting
       a second call will take place which means investors
       will have to resubmit their original votes.
       In the Greek market the agenda Items do not
       change however they take away items of each
       call once they have been passed at the shareholder
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701267064
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Stock Option Plan to Banks Board              Mgmt          Against                        Against
       of Director Members and the Managers




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701300814
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a stock options programme enabling            Mgmt          Against                        Against
       the executive members of the Board of Directors,
       management officers and staff of National Bank
       of Greece and its affiliated companies to acquire
       shares of the Bank, pursuant to Companies
       Act 2190/1920 Article 13 par. 9, as amended.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701500426
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          For                            For
       report on the annual financial statements for
       the year 2007

2.     Approve, the annual financial statements regarding        Mgmt          For                            For
       the year 2007; the profits appropriation

3.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and the Auditors of NBG and of the absorbed
       Company National Management and Organization
       from any liability for indemnity of the Management
       and the annual financial statements for the
       FY 2007

4.     Approve, the Board of Directors received remuneration     Mgmt          For                            For
       of NBG and of the absorbed Company National
       Management and Organization Company for the
       FY 2007 according to the Article 24 Point 2
       of the Law 2190/1920; the Agreements and the
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non-Executive Members of the Board
       of Directors until the next OGM in 2009

5.     Grant permission, according to the Article 23             Mgmt          For                            For
       Point 1 of the Code Law 2190/1920 and to the
       Article 30 of the BAA, to the Board of Members,
       General Managers and Managers, for their participation
       in Board of Directors or Management of the
       Banks Group of Companies, pursuing the same
       or similar business goal

6.     Elect the ordinary substitute Auditors for the            Mgmt          For                            For
       financial statements of the Bank and the group
       for the FY 2008 and approve to determine their
       fees

7.     Amend the Articles of Association and its harmonization   Mgmt          For                            For
       with the new provisions of the Law 2190/1920
       [after the Law 3604/2007] and the Law 3601/2007:
       amend the Articles 3, 5, 6, 9, 10, 11, 15,
       18, 22, 23, 24, 25, 27, 29, 30, 31, 32, 33,
       36, 37, 38 completion, abolition and renumbering
       of provisions and Articles, and configuration
       of the Articles of Association in a unified
       text

8.     Approve the program to purchase own shares according      Mgmt          For                            For
       to the Article 16 of the Law 2190/1920

9.     Approve the transmission of responsibilities              Mgmt          For                            For
       to the Board of Directors for the issuance
       of bond loans for a year period according to
       the Article 1 Point 2 the Law 3156/2003

10.    Approve, to increase the share capital of the             Mgmt          For                            For
       Bank with the issuance of new shares, realized
       from the exercise option provided to the shareholders
       to reinvest a portion of their dividend, without
       payment, instead of cash, as is contained in
       the decision about the distribution of the
       dividend according to the second resolution
       of the agenda; corresponding amendment of the
       Article in the Articles of Association about
       the share capital

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital of the Bank according to
       the Article 13 of the Law 2190/1920

12.    Approve to increase the share capital up to               Mgmt          For                            For
       the amount of EUR 1.5 billion with the issuance
       of preferential shares according to the Article
       17 b of the Law 2190/1920 with abolition of
       the right of preference to the old shareholders
       and grant of relative authorizations

13.    Various announcements and approvals                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701547979
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendment of Article 3 of the Bank's Articles             Mgmt          For                            For
       of Association and alignment thereof with the
       new provisions of law 3601/2007

2.     Authorization of the Board of Directors to carry          Mgmt          For                            For
       out bond issues for a 5-year period (as per
       law 3156/2003 Article 1 par. 2)

3.     The Bank's share capital increase through the             Mgmt          For                            For
       issue of new shares, to be carried out by the
       exercise of shareholder's option to receive
       a portion of the dividend in shares instead
       of cash. Amendment to the relevant Article
       on Share Capital of the Bank's Articles of
       Association to reflect the share capital increase

4.     Authorization of the Board of Directors to carry          Mgmt          For                            For
       out share capital increases as per Article
       13 of the Companies Act

5.     The Bank's share capital increase up to euro              Mgmt          For                            For
       1.5 billion through the issuance of redeemable
       preferred shares as per Article 17b of the
       Companies Act, with abolition of the old shareholder's
       preemptive right, along with the relevant authorizations

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE MEETING HELD ON 02 MAY               Non-Voting
       2008 HAS BEEN POSTPONED DUE TO DUE TO LACK
       OF QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 15 MAY 2008. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701161678
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365869, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle Ag and consolidated financial
       statements of 2006 of Nestle Group: reports
       of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Executive Board

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       of Nestle Ag

4.     Approve the reduction of the share capital and            Mgmt          For                            For
       amend the Article 5 of the Articles of Incorporation

5.1    Re-elect Mr. Peter Brabeck-Letmathe as a Board            Mgmt          For                            For
       of Director

5.2    Re-elect Mr. Edward George aLord Georgea as               Mgmt          For                            For
       a  Board of Director




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          For                            For
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701283400
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49076110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701621042
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49076110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701235790
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52968104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701620189
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52968104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701235942
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Amend the Compensation to be received by  Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSAN MOTOR CO.,LTD.                                                                       Agenda Number:  701235118
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57160129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  JP3672400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve the Delegation to the Board of Director           Mgmt          For                            Against
       in deciding the Terms and Conditions of the
       Issuance of Shinkabu-Yoyakuken (stock acquisition
       right) without Consideration as Stock Options
       to Employees of the Company and Directors and
       Employees of its Affiliates

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Grant Share Appreciation Rights (SAR) to the              Mgmt          For                            Against
       Directors

5.     Grant Retirement Allowances to the Directors              Mgmt          Against                        Against
       and Statutory Auditors in relation to the abolition
       of such Allowances




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701235221
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58472119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Determination of the amount of remuneration               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701603525
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58472119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Determination of the amount of remuneration               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NOBEL BIOCARE HOLDING AG                                                                    Agenda Number:  701478566
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5783Q106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  CH0014030040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the annual report and consolidated financial      Mgmt          For                            For
       statements for 2007, report of the Group Auditors

2.     Approve the Statutory financial statements of             Mgmt          For                            For
       Nobel Biocare Holdings AG for 2007 [including
       remuneration report], report of the Statutory
       Auditors

3.     Approve the appropriation of the available earnings/dividendMgmt          For                            For
       for 2007

4.     Grant discharge to the Board of Directors                 Mgmt          For                            For

5.A    Re-elect Mr. Stig Eriksson as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.B    Re-elect Mr. Antoine Firmench as a Member of              Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

5.C    Re-elect Mr. Robert Lilja as a Member of the              Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.D    Re-elect Mrs. Jane Royston as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.E    Re-elect Mr. Rolf Soiron as a Member of the               Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.F    Re-elect Mr. Rolf Watter as a Member of the               Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.G    Re-elect Mr. Ernst Zaengerle as a Member of               Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

6.     Elect Dr. Edgar Fluri as a Board of Director              Mgmt          For                            For
       as of 01 JUL 2008 for a tenure ending at the
       next annual general shareholders meeting

7.     Re-elect the Auditors and Group Auditors                  Mgmt          For                            For

8.     Approve the split of shares and conversion of             Mgmt          For                            For
       bearer shares into registered shares

9.     Approve to adjust the Articles of Incorporation           Mgmt          For                            For
       due to modified requirements

10.    Approve to reduce the share capital                       Mgmt          For                            For

11.    Approve the conversion of share premium into              Mgmt          For                            For
       free reserves and the Share Buy-back Program

       Please note that the meeting is held in Z rich            Non-Voting
       and SEB will not arrange with an representative.
       To be able to vote a shareholder need to be
       temporarily registered in the share register.




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORPORATION                                                                           Agenda Number:  932641497
--------------------------------------------------------------------------------------------------------------------------
    Security:  654902204                                                             Meeting Type:  Annual
      Ticker:  NOK                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE INCOME STATEMENTS AND BALANCE             Mgmt          For                            For
       SHEETS.

02     APPROVAL OF A DIVIDEND OF EUR 0.43 PER SHARE.             Mgmt          For                            For

03     APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE            Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT
       FROM LIABILITY.

04     APPROVAL OF THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION.

05     APPROVAL OF THE REMUNERATION TO BE PAID TO THE            Mgmt          For                            For
       MEMBERS OF THE BOARD.

06     APPROVAL OF THE COMPOSITION OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS.

07     DIRECTOR
       GEORG EHRNROOTH                                           Mgmt          For                            For
       LALITA D. GUPTE                                           Mgmt          For                            For
       DANIEL R. HESSE                                           Mgmt          For                            For
       DR. BENGT HOLMSTROM                                       Mgmt          For                            For
       DR. HENNING KAGERMANN                                     Mgmt          For                            For
       OLLI-PEKKA KALLASVUO                                      Mgmt          For                            For
       PER KARLSSON                                              Mgmt          For                            For
       JORMA OLLILA                                              Mgmt          For                            For
       DAME MARJORIE SCARDINO                                    Mgmt          For                            For
       KEIJO SUILA                                               Mgmt          For                            For
       VESA VAINIO                                               Mgmt          For                            For

08     APPROVAL OF THE REMUNERATION TO BE PAID TO THE            Mgmt          For                            For
       AUDITOR.

09     APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       OY AS THE AUDITORS FOR FISCAL YEAR 2007.

10     APPROVAL OF THE GRANT OF STOCK OPTIONS TO SELECTED        Mgmt          For                            For
       PERSONNEL.

11     APPROVAL OF THE REDUCTION OF THE SHARE ISSUE              Mgmt          For                            For
       PREMIUM.

12     APPROVAL OF THE PROPOSAL OF THE BOARD ON THE              Mgmt          For                            For
       RECORDING OF THE SUBSCRIPTION PRICE FOR SHARES
       ISSUED BASED ON STOCK OPTIONS

13     APPROVAL OF THE AUTHORIZATION TO THE BOARD ON             Mgmt          For                            For
       THE ISSUANCE OF SHARES AND SPECIAL RIGHTS ENTITLING
       TO SHARES.

14     AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA            Mgmt          For                            For
       SHARES.

15     MARK THE  FOR  BOX IF YOU WISH TO INSTRUCT NOKIA          Mgmt          Abstain
       S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION
       ON YOUR BEHALF ONLY UPON ITEM 15  *NOTE* VOTING
       OPTIONS FOR PROPS 5-6, 8-9 ARE  FOR  OR  ABSTAIN




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS, INC.                                                                       Agenda Number:  701605632
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Issue of Stock Acquisition Rights as Stock Options        Mgmt          For                            For
       to executives and employees of subsidiaries
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS,INC.                                                                        Agenda Number:  701235524
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options to Subsidiary Directors and
       Employees




--------------------------------------------------------------------------------------------------------------------------
 NORSKE SKOGINDUSTRIER ASA                                                                   Agenda Number:  701434641
--------------------------------------------------------------------------------------------------------------------------
    Security:  R80036115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jan-2008
        ISIN:  NO0004135633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Acknowledge that the Chair of the Corporate               Mgmt          Abstain                        Against
       assembly opens the meeting, and the attending
       shareholders are registered

2.     Elect 2 persons to sign the protocol                      Mgmt          For                            For

3.     Approve the notice and proposed agenda                    Mgmt          For                            For

4.     Elect the members and deputy members to the               Mgmt          Against                        Against
       Corporate assembly

5.     Elect 3 members to the Election Committee                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ROCK PLC                                                                           Agenda Number:  701175083
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6640T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  GB0001452795
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and accounts          Mgmt          For                            For

2.     Approve the Directors  remuneration report                Mgmt          For                            For

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. Keith McCallum Currie as a Director          Mgmt          For                            For

5.     Re-elect Mr. Andy Menze Kuipers as a Director             Mgmt          For                            For

6.     Elect Mr. David Andrew Jones as a Director                Mgmt          For                            For

7.     Re-elect Mr. Nichola Pease as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Nicholas Adam Hodnett Fenwick as             Mgmt          For                            For
       a Director

9.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Approve the Northern Rock Company Share Option            Mgmt          For                            For
       Plan 2007

12.    Approve the Northern Rock Savings Related Share           Mgmt          For                            For
       Option Plan 2007

13.    Approve the Northern Rock Long Term Incentive             Mgmt          For                            For
       Plan 2007

14.    Approve the Northern Rock Share Matching Plan             Mgmt          For                            For
       2007

15.    Approve to offer shareholders option of receiving         Mgmt          For                            For
       new ordinary shares instead of cash in respect
       of dividends

16.    Authorize the Company to allot unissued shares            Mgmt          For                            For

S.17   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.18   Adopt the new Articles of Association                     Mgmt          For                            For

S.19   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.20   Approve and authorize the Company to enter into           Mgmt          For                            For
       the contingent share purchase contract with
       the Northern Rock Foundation and to purchase
       Foundation shares




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ROCK PLC                                                                           Agenda Number:  701175095
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6640T102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  GB0001452795
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.A    Approve to sanction the allotment of any preference       Mgmt          For                            For
       shares pursuant to the resolution 16 as specified
       in AGM

       PLEASE NOTE THAT THIS IS A SEP MEETING. THANK             Non-Voting
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG                                                                                 Agenda Number:  701140078
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Mar-2007
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 350514, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the financial statements       Mgmt          For                            For
       of Novartis AG and the Group consolidated financial
       statements for the year 2006

2.     Approve the activities of the Board of Directors          Mgmt          For                            For

3.     Approve the appropriation of available earnings           Mgmt          For                            For
       of Novartis AG as per balance sheet and declaration
       of dividend as specified and a total dividend
       payment of CHF 3,380,588,453 is equivalent
       to a gross dividend of CHF 1.35 per registered
       share of CHF 0.50 nominal value entitled to
       dividends as specified

4.1    Acknowledge that, at her own wish, Mrs. Dr.               Non-Voting
       H.C. Brigit Breuel retires from the Board of
       Directors with effect from the AGM of 06 MAR
       2007

4.2.1  Re-elect Mr. Hans-Joerg Rudloff as a Director             Mgmt          For                            For
       for a 3-year term

4.2.2  Re-elect Dr. H. C. Daniel Vasella as a Director           Mgmt          For                            For
       for a 3-year term

4.3    Elect Mrs. Marjorie M. Yang as a new Member               Mgmt          For                            For
       for a term of Office beginning on 01 JAN 2008
       and ending on the day of the AGM in 2010

5.     Approve the retention of the current Auditors             Mgmt          For                            For
       of Novartis AG and Group Auditors, PricewaterhouseCoopers
       AG, for a further year

       PLEASE NOTE THAT INSTITUTIONS SUBJECT TO THE              Non-Voting
       FEDERAL LAW RELATING TO BANKS AND SAVINGS BANKS
       OF 8 NOV 1934 AND PROFESSIONAL SECURITIES ADMINISTRATORS
       ARE ASKED TO NOTIFY THE NUMBER OF THE SHARES
       THEY REPRESENT TO THE COMPANY AS EARLY AS POSSIBLE,
       AND IN ANY EVENT NOT LATER THAN THE DAY OF
       THE AGM, AT THE AGM DESK aGV-BUROa. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  701453425
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436581, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the remuneration     Mgmt          For                            For
       report, the financial statements of Novartis
       AG and the Group Consolidated financial statements
       for the business year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee from
       liability for their activities during the business
       year 2007

3.     Approve the available earnings as per balance             Mgmt          For                            For
       sheets as specified and a total dividend payment
       of CHF 3,929,967 is equivalent to a gross dividend
       of CHF 1.60 per registered share of CHF 0.50
       nominal value entitled to dividends; assuming
       that the Board of Directors' proposal for the
       earnings appropriation is approved, payment
       will be made with effect from 29 FEB 2008

4.     Approve to cancel 85,348,000 shares repurchased           Mgmt          For                            For
       under the 4th and 5th share repurchase programs
       and to reduce the share capital accordingly
       by CHF 42,674,000 from CHF 1,364,485,500 to
       CHF 1,321,811,500; and amend Article 4 of the
       Articles of Incorporation as specified

5.     Authorize the Board of Directors to launch a              Mgmt          For                            For
       6th share repurchase program to repurchase
       shares up to a maximum amount of CHF 10 billion
       via a 2nd trading line on virt-x; these shares
       are to be cancelled and are thus not subject
       to the 10% threshold of own shares with in
       the meaning of Article 659 of the Swiss Code
       of obligations; the necessary amendments to
       the Articles of Incorporation [reduction of
       share capital] shall be submitted to the shareholders

6.1    Amend Article 19 of the Articles of Incorporation         Mgmt          For                            For
       as specified

6.2    Amend Article 33 of the Articles of Incorporation         Mgmt          For                            For
       as specified

7.1.a  Re-elect Mr. Peter Burckhardt M.D. as a Director,         Mgmt          For                            For
       for a 1-year term

7.1.b  Re-elect Mr. Ulrich Lehner Ph.D., as a Director,          Mgmt          For                            For
       for a 3-year term

7.1.c  Re-elect Mr. Alexander F.Jetzer as a Director,            Mgmt          For                            For
       for a 3-year term

7.1.d  Re-elect Mr. Pierre Landolt as a Director, for            Mgmt          For                            For
       a 3-year term

7.2    Elect Mr. Ann Fudge as a Director, for a 3-year           Mgmt          For                            For
       term

8.     Appoint PricewaterhouseCoopers AG, as the Auditors        Mgmt          For                            For
       of Novartis AG and the Group Auditors, for
       a further year




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932735650
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  29-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2006.

02     APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2006.

03     APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2006.

04     APPROVE THE AMOUNT OF, PERIOD AND FORM OF PAYMENT         Mgmt          For
       OF ANNUAL DIVIDENDS ON THE COMPANY S SHARES
       THAT HAVE BEEN PROPOSED BY THE BOARD OF DIRECTORS
       OF THE COMPANY.

05     PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Against
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

06     APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY S EXTERNAL AUDITOR.

07     APPROVE THE CHANGES TO THE CHARTER OF OAO GAZPROM.        Mgmt          For

08     REGARDING THE APPROVAL OF INTERESTED-PARTY TRANSACTIONS   Mgmt          For
       IN CONNECTION WITH THE IMPLEMENTATION OF THE
       NORD STREAM PROJECT.

9A     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) FOR THE RECEIPT BY OAO GAZPROM OF CASH
       IN A MAXIMUM SUM OF 500 MILLION U.S. DOLLARS
       OR ITS EQUIVALENT IN RUBLES OR EUROS FOR A
       PERIOD OF UP TO AND INCLUDING 10 YEARS, WITH
       INTEREST FOR USING THE LOANS TO BE PAID AT
       A RATE NOT EXCEEDING 8.5% PER ANNUM IN THE
       CASE OF LOANS IN U.S. DOLLARS/EUROS AND AT
       A RATE NOT EXCEEDING 10% PER ANNUM IN THE CASE
       OF LOANS IN RUBLES.

9B     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       FOR THE RECEIPT BY OAO GAZPROM OF CASH IN A
       MAXIMUM SUM OF 1 BILLION U.S. DOLLARS OR ITS
       EQUIVALENT IN RUBLES OR EUROS FOR A PERIOD
       NOT IN EXCESS OF 365 DAYS, WITH INTEREST FOR
       USING THE LOANS TO BE PAID AT A RATE NOT EXCEEDING
       7% PER ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS/EUROS
       AND AT A RATE NOT EXCEEDING 7.5% PER ANNUM
       IN THE CASE OF LOANS IN RUBLES.

9C     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL, UPON THE TERMS AND CONDITIONS ANNOUNCED
       BY IT, ACCEPT AND CREDIT CASH TRANSFERRED TO
       ACCOUNTS OPENED IN OAO GAZPROM S NAME AND CONDUCT
       OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE
       WITH OAO GAZPROM S INSTRUCTIONS, AS WELL AS
       AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK
       (ZAO), ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.

9D     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH SBERBANK WILL, UPON THE TERMS
       AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
       CREDIT CASH TRANSFERRED TO ACCOUNTS OPENED
       IN OAO GAZPROM S NAME AND CONDUCT OPERATIONS
       THROUGH THE ACCOUNTS IN ACCORDANCE WITH OAO
       GAZPROM S INSTRUCTIONS.

9E     AGREEMENT BETWEEN OAO GAZPROM AND AB GAZPROMBANK          Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       UNDERTAKES, AS MAY BE INSTRUCTED BY OAO GAZPROM
       AND FOR A FEE OF NOT MORE THAN 0.5% PER ANNUM,
       TO OPEN ON A MONTHLY BASIS IN FAVOR OF AK UZTRANSGAZ,
       IN CONNECTION WITH PAYMENTS FOR ITS SERVICES
       RELATED TO NATURAL GAS TRANSPORTATION ACROSS
       THE TERRITORY OF THE REPUBLIC OF UZBEKISTAN,
       CERTAIN DOCUMENTARY IRREVOCABLE UNPAID LETTERS
       OF CREDIT, ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.

9F     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL PROVIDE SERVICES TO OAO GAZPROM MAKING
       USE OF THE BANK-CLIENT ELECTRONIC PAYMENTS
       SYSTEM, INCLUDING, WITHOUT LIMITATION, RECEIPT
       FROM OAO GAZPROM OF ELECTRONIC PAYMENT DOCUMENTS
       FOR EXECUTING EXPENSE OPERATIONS THROUGH ACCOUNTS,
       PROVISION OF ELECTRONIC STATEMENTS OF ACCOUNT
       AND CONDUCT OF OTHER ELECTRONIC DOCUMENT PROCESSING,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

9G     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH SBERBANK WILL PROVIDE SERVICES
       TO OAO GAZPROM MAKING USE OF THE CLIENT-SBERBANK
       ELECTRONIC PAYMENTS SYSTEM, INCLUDING, WITHOUT
       LIMITATION, RECEIPT FROM OAO GAZPROM OF ELECTRONIC
       PAYMENT DOCUMENTS FOR EXECUTING EXPENSE OPERATIONS
       THROUGH ACCOUNTS, PROVISION OF ELECTRONIC STATEMENTS
       OF ACCOUNT AND CONDUCT OF OTHER ELECTRONIC
       DOCUMENT PROCESSING, AND OAO GAZPROM WILL PAY
       FOR THE SERVICES PROVIDED AT SUCH TARIFFS OF
       SBERBANK AS MAY BE IN EFFECT AT THE TIME THE
       SERVICES ARE PROVIDED.

9H     FOREIGN CURRENCY PURCHASE/SALE TRANSACTIONS               Mgmt          For
       BETWEEN OAO GAZPROM AND AB GAZPROMBANK (ZAO),
       TO BE ENTERED INTO UNDER THE GENERAL AGREEMENT
       ON THE CONDUCT OF CONVERSION OPERATIONS BETWEEN
       OAO GAZPROM AND AB GAZPROMBANK (ZAO) DATED
       AS OF SEPTEMBER 12, 2006, NO. 3446, IN A MAXIMUM
       SUM OF 500 MILLION U.S. DOLLARS OR ITS EQUIVALENT
       IN RUBLES, EUROS OR OTHER FOREIGN CURRENCY
       FOR EACH TRANSACTION.

9I     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH THE BANK WILL ISSUE
       GUARANTEES TO THE RUSSIAN FEDERATION S CUSTOMS
       AUTHORITIES WITH RESPECT TO THE OBLIGATIONS
       OF THE COMPANY AS A CUSTOMS BROKER TO PAY CUSTOMS
       PAYMENTS AND EVENTUAL INTEREST AND PENALTIES,
       IN A MAXIMUM SUM OF 50 MILLION RUBLES AND FOR
       A PERIOD OF NOT MORE THAN 14 MONTHS, WITH THE
       BANK TO BE PAID A FEE AT A RATE OF NOT MORE
       THAN 1% PER ANNUM OF THE AMOUNT OF THE GUARANTEE.

9J     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE
       SURETYSHIPS TO SECURE PERFORMANCE BY GAS TRANSPORTATION
       AND GAS PRODUCTION COMPANIES WITH A 100% PARTICIPATION
       BY OAO GAZPROM IN THEIR CHARTER CAPITALS OF
       THEIR OBLIGATIONS TO AB GAZPROMBANK (ZAO) WITH
       RESPECT TO THE BANK S GUARANTEES ISSUED TO
       THE RUSSIAN FEDERATION S TAX AUTHORITIES IN
       CONNECTION WITH THE SUBSIDIARY COMPANIES CHALLENGING
       SUCH TAX AUTHORITIES  CLAIMS IN COURTS, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

9K     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH OAO GAZPROM WILL ISSUE SURETYSHIPS
       TO SECURE PERFORMANCE BY GAS TRANSPORTATION
       AND GAS PRODUCTION COMPANIES WITH A 100% PARTICIPATION
       BY OAO GAZPROM IN THEIR CHARTER CAPITALS OF
       THEIR OBLIGATIONS TO SBERBANK WITH RESPECT
       TO THE BANK S GUARANTEES ISSUED TO THE RUSSIAN
       FEDERATION S TAX AUTHORITIES IN CONNECTION
       WITH THE SUBSIDIARY COMPANIES CHALLENGING SUCH
       TAX AUTHORITIES CLAIMS IN COURTS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

9L     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL BE ENTITLED, IN THE EVENT OF FAILURE BY
       GAS TRANSPORTATION AND GAS PRODUCTION COMPANIES
       WITH A 100% PARTICIPATION BY OAO GAZPROM IN
       THEIR CHARTER CAPITALS TO PERFORM THEIR OBLIGATIONS
       TO AB GAZPROMBANK (ZAO) WITH RESPECT TO THE
       BANK S GUARANTEES ISSUED TO THE RUSSIAN FEDERATION
       S TAX AUTHORITIES IN CONNECTION WITH THE SUBSIDIARY
       COMPANIES CHALLENGING SUCH TAX AUTHORITIES
       CLAIMS IN COURTS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932923685
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2007.

B      APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2007.

C      APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2007.

D      APPROVE THE AMOUNT OF, TIME PERIOD AND FORM               Mgmt          For
       OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

E      APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

F      PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Against
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G      APPROVE THE AMENDMENTS TO THE CHARTER OF OAO              Mgmt          For
       GAZPROM.

H      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

I      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE BOARD OF DIRECTORS OF OAO GAZPROM.

J      APPROVE THE AMENDMENT TO THE REGULATION ON THE            Mgmt          For
       MANAGEMENT COMMITTEE OF OAO GAZPROM.

K      IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE              Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES," DETERMINE
       THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED
       BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII,
       INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS
       CENTER: CONSULTATIONS, INVESTMENTS, VALUATION),
       THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO
       GAZPROM PURSUANT TO AN AGREEMENT ON INSURING
       THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD
       AMOUNT TO THE EQUIVALENT IN RUBLES OF 3.5 MILLION
       U.S. DOLLARS.

L1     PROPOSAL 12.1                                             Mgmt          For

L2     PROPOSAL 12.2                                             Mgmt          For

L3     PROPOSAL 12.3                                             Mgmt          For

L4     PROPOSAL 12.4                                             Mgmt          For

L5     PROPOSAL 12.5                                             Mgmt          For

L6     PROPOSAL 12.6                                             Mgmt          For

L7     PROPOSAL 12.7                                             Mgmt          For

L8     PROPOSAL 12.8                                             Mgmt          For

L9     PROPOSAL 12.9                                             Mgmt          For

L10    PROPOSAL 12.10                                            Mgmt          For

L11    PROPOSAL 12.11                                            Mgmt          For

L12    PROPOSAL 12.12                                            Mgmt          For

L13    PROPOSAL 12.13                                            Mgmt          For

L14    PROPOSAL 12.14                                            Mgmt          For

L15    PROPOSAL 12.15                                            Mgmt          For

L16    PROPOSAL 12.16                                            Mgmt          For

L17    PROPOSAL 12.17                                            Mgmt          For

L18    PROPOSAL 12.18                                            Mgmt          For

L19    PROPOSAL 12.19                                            Mgmt          For

L20    PROPOSAL 12.20                                            Mgmt          For

L21    PROPOSAL 12.21                                            Mgmt          For

L22    PROPOSAL 12.22                                            Mgmt          For

L23    PROPOSAL 12.23                                            Mgmt          For

L24    PROPOSAL 12.24                                            Mgmt          For

L25    PROPOSAL 12.25                                            Mgmt          For

L26    PROPOSAL 12.26                                            Mgmt          For

L27    PROPOSAL 12.27                                            Mgmt          For

L28    PROPOSAL 12.28                                            Mgmt          For

L29    PROPOSAL 12.29                                            Mgmt          For

L30    PROPOSAL 12.30                                            Mgmt          For

L31    PROPOSAL 12.31                                            Mgmt          For

L32    PROPOSAL 12.32                                            Mgmt          For

L33    PROPOSAL 12.33                                            Mgmt          For

L34    PROPOSAL 12.34                                            Mgmt          For

L35    PROPOSAL 12.35                                            Mgmt          For

L36    PROPOSAL 12.36                                            Mgmt          For

L37    PROPOSAL 12.37                                            Mgmt          For

L38    PROPOSAL 12.38                                            Mgmt          For

L39    PROPOSAL 12.39                                            Mgmt          For

L40    PROPOSAL 12.40                                            Mgmt          For

L41    PROPOSAL 12.41                                            Mgmt          For

L42    PROPOSAL 12.42                                            Mgmt          For

L43    PROPOSAL 12.43                                            Mgmt          For

L44    PROPOSAL 12.44                                            Mgmt          For

L45    PROPOSAL 12.45                                            Mgmt          For

L46    PROPOSAL 12.46                                            Mgmt          For

L47    PROPOSAL 12.47                                            Mgmt          For

L48    PROPOSAL 12.48                                            Mgmt          For

L49    PROPOSAL 12.49                                            Mgmt          For

L50    PROPOSAL 12.50                                            Mgmt          For

L51    PROPOSAL 12.51                                            Mgmt          For

L52    PROPOSAL 12.52                                            Mgmt          For

L53    PROPOSAL 12.53                                            Mgmt          For

L54    PROPOSAL 12.54                                            Mgmt          For

L55    PROPOSAL 12.55                                            Mgmt          For

L56    PROPOSAL 12.56                                            Mgmt          For

L57    PROPOSAL 12.57                                            Mgmt          For

L58    PROPOSAL 12.58                                            Mgmt          For

L59    PROPOSAL 12.59                                            Mgmt          For

L60    PROPOSAL 12.60                                            Mgmt          For

L61    PROPOSAL 12.61                                            Mgmt          For

L62    PROPOSAL 12.62                                            Mgmt          For

L63    PROPOSAL 12.63                                            Mgmt          For

L64    PROPOSAL 12.64                                            Mgmt          For

L65    PROPOSAL 12.65                                            Mgmt          For

L66    PROPOSAL 12.66                                            Mgmt          For

L67    PROPOSAL 12.67                                            Mgmt          For

L68    PROPOSAL 12.68                                            Mgmt          For

L69    PROPOSAL 12.69                                            Mgmt          For

L70    PROPOSAL 12.70                                            Mgmt          For

L71    PROPOSAL 12.71                                            Mgmt          For

L72    PROPOSAL 12.72                                            Mgmt          For

L73    PROPOSAL 12.73                                            Mgmt          For

L74    PROPOSAL 12.74                                            Mgmt          For

L75    PROPOSAL 12.75                                            Mgmt          For

L76    PROPOSAL 12.76                                            Mgmt          For

N1     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ARKHIPOV DMITRY ALEXANDROVICH

N2     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ASKINADZE DENIS ARKADIEVICH

N3     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       BIKULOV VADIM KASYMOVICH

N4     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ISHUTIN RAFAEL VLADIMIROVICH

N5     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       KOBZEV ANDREY NIKOLAEVICH

N6     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOBANOVA NINA VLADISLAVOVNA

N7     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       LOGUNOV DMITRY SERGEEVICH

N8     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       MIKHAILOVA SVETLANA SERGEEVNA

N9     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       NOSOV YURY STANISLAVOVICHIROVNA

N10    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       OSELEDKO VIKTORIYA VLADIMIROVNA

N11    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       FOMIN ANDREY SERGEEVICH

N12    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       SHUBIN YURY IVANOVICH




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932935995
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

M1     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       AKIMOV ANDREI IGORIEVICH

M2     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ANANENKOV ALEXANDER GEORGIEVICH

M3     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       BERGMANN BURCKHARD

M4     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       GAZIZULLIN FARIT RAFIKOVICH

M5     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       DEMENTIEV ANDREI VLADIMIROVICH

M6     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ZUBKOV VIKTOR ALEXEEVICH

M7     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KARPEL ELENA EVGENIEVNA

M8     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MEDVEDEV YURIY MITROPHANOVICH

M9     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MILLER ALEXEY BORISOVICH

M10    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NABIULLINA ELVIRA SAKHIPZADOVNA

M11    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       NIKOLAEV VIKTOR VASILIEVICH

M12    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       POTYOMKIN ALEXANDER IVANOVICH

M13    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SEREDA MIKHAIL LEONIDOVICH

M14    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FEODOROV BORIS GRIGORIEVICH

M15    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FORESMAN ROBERT MARK

M16    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KHRISTENKO VIKTOR BORISOVICH

M17    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       SHOKHIN ALEXANDER NIKOLAEVICH

M18    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YUSUFOV IGOR KHANUKOVICH

M19    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       YASIN EVGENIY GRIGORIEVICH




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932734189
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  28-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO  LUKOIL               Mgmt          For
       FOR 2006, INCLUDING: THE NET PROFIT OF OAO
       LUKOIL  FOR DISTRIBUTION FOR 2006 WAS EQUAL
       TO 55,129,760,000 ROUBLES; TO DISTRIBUTE 32,321,404,000
       ROUBLES TO THE PAYMENT OF DIVIDENDS FOR 2006.
       TO PAY DIVIDENDS FOR THE 2006 FINANCIAL YEAR
       IN THE AMOUNT OF 38 ROUBLES PER ORDINARY SHARE.
       TO SET THE TERM OF PAYMENT OF DIVIDENDS AS
       JULY TO DECEMBER 2007. PAYMENT OF DIVIDENDS
       SHALL BE MADE IN CASH FROM THE ACCOUNT OF OAO
       LUKOIL .

3A     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): BULAVINA, LYUDMILA MIKHAILOVNA

3B     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): KONDRATIEV, PAVEL GENNADIEVICH

3C     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): NIKITENKO, VLADIMIR NIKOLAEVICH

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL ACCORDING TO APPENDIX
       1.

4B     TO ESTABLISH REMUNERATION FOR NEWLY ELECTED               Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL  ACCORDING TO APPENDIX
       2. TO INVALIDATE THE AMOUNTS OF REMUNERATION
       OF MEMBERS OF THE BOARD OF DIRECTORS AND THE
       AUDIT COMMISSION OF OAO  LUKOIL  ESTABLISHED
       BY DECISION OF THE ANNUAL GENERAL SHAREHOLDERS
       MEETING OF OAO  LUKOIL  OF 24 JUNE 2004 (MINUTES
       NO. I) ON THE COMPLETION OF PAYMENTS OF REMUNERATION
       TO MEMBERS OF THE BOARD OF DIRECTORS AND AUDIT
       COMMISSION ELECTED AT THE ANNUAL GENERAL SHAREHOLDERS
       MEETING ON 28 JUNE 2006.

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO  LUKOIL         Mgmt          For
       - CLOSED JOINT STOCK COMPANY KPMG.

06     TO DETERMINE THE NUMBER OF AUTHORISED SHARES              Mgmt          For
       OF OAO  LUKOIL  AS EIGHTY-FIVE MILLION (85,000,000)
       ORDINARY REGISTERED SHARES, WITH A PAR VALUE
       OF TWO AND A HALF (2.5) KOPECKS EACH, AND THE
       RIGHTS DEFINED BY THE COMPANY CHARTER FOR THIS
       TYPE OF SHARES.

07     TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER          Mgmt          For
       OF OPEN JOINT STOCK COMPANY  OIL COMPANY  LUKOIL
       , PURSUANT TO THE APPENDIX.

08     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO  LUKOIL
       , PURSUANT TO THE APPENDIX.

9A     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO LOAN CONTRACT
       NO. 0610016 OF 10 JANUARY 2006 BETWEEN OAO
       LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9B     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO OIL SUPPLY
       CONTRACT NO. 801/2006/0610579 OF 29 JUNE 2006
       BETWEEN OAO  LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9C     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9D     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9E     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: POLICY (CONTRACT) ON INSURING THE
       LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO  LUKOIL  AND OAO KAPITAL STRAKHOVANIE.

10     TO APPROVE MEMBERSHIP OF OAO  LUKOIL  IN THE              Mgmt          For
       RUSSIAN NATIONAL ASSOCIATION SWIFT.




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932904798
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL       Mgmt          For                            For
       STATEMENTS, INCLUDING THE INCOME STATEMENTS
       AND DISTRIBUTION OF PROFITS.

3A     ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV             Mgmt          For                            For
       GAVRILOVNA

3B     ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL           Mgmt          For                            For
       GENNADIEVICH

3C     ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR         Mgmt          For                            For
       NIKOLAEVICH

04     PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS        Mgmt          For                            For
       OF BOARD OF DIRECTORS AND AUDIT COMMISSION
       OF OAO "LUKOIL" AND TO ESTABLISH REMUNERATION
       FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS
       AND AUDIT COMMISSION ACCORDING TO COMMISSION
       OF OAO "LUKOIL".

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

6A     SHAREHOLDER LOAN AGREEMENT BETWEEN OAO "LUKOIL"           Mgmt          For                            For
       (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).

6B     PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER)              Mgmt          For                            For
       TO OAO YUGK TGC-8 (BORROWER).

6C     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6D     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6E     POLICY (CONTRACT) ON INSURING THE LIABILITY               Mgmt          For                            For
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
       STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932935882
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: WALLETTE (JR), DONALD               Mgmt          No vote
       EVERT

2D     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2E     ELECTION OF DIRECTOR: KUTAFIN, OLEG EMELYANOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: KOSTIN, ANDREY LEONIDOVICH          Mgmt          No vote

2G     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2H     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          Split 33% For

2I     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          Split 33% For

2J     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2K     ELECTION OF DIRECTOR: SHERKUNOV, IGOR VLADIMIROVICH       Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          Split 33% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932775654
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  12-Oct-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO TERMINATE THE POWERS OF THE BOARD OF DIRECTORS         Mgmt          Against                        Against
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

03     TO TERMINATE THE POWERS OF THE REVISION COMMISSION        Mgmt          For                            For
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

04     TO ELECT THE FOLLOWING NOMINEES TO THE REVISION           Mgmt          For                            For
       COMMISSION: MARINA V. VDOVINA, VADIM YU, MESHCHERYAKOV,
       NIKOLAY V. MOROZOV, OLGA YU. ROMPEL, OLESSYA
       V. FIRSYK.

05     TO APPROVE THE NEW VERSION OF THE REGULATIONS             Mgmt          For                            For
       ON THE GENERAL MEETING OF SHAREHOLDERS OF MMC
       NORILSK NICKEL AS PER THE ADDENDUM.

06     TO APPROVE MMC NORILSK NICKEL'S PARTICIPATION             Mgmt          For                            For
       IN THE NON-PROFIT ORGANIZATION RUSSIAN ASSOCIATION
       OF EMPLOYERS NATIONAL ALLIANCE OF NICKEL AND
       PRECIOUS METALS PRODUCERS.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  811111111
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Annual
      Ticker:  NILSY                                                                 Meeting Date:  12-Oct-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECT ANDREI E. BOUGROV TO THE BOARD OF DIRECTORS         Mgmt          Against                        Against

2B     ELECT ELENA E. BULAVSKAYA TO THE BOARD OF DIRECTORS       Mgmt          Against                        Against

2C     ELECT VLADIMIR I. DOLGIKH TO THE BOARD OF DIRECTORS       Mgmt          For                            For

2D     ELECT ANDREY A. KLISHAS TO THE BOARD OF DIRECTORS         Mgmt          Against                        Against

2E     ELECT RALPH T. MORGAN TO THE BOARD OF DIRECTORS           Mgmt          Against                        Against

2F     ELECT DENIS S. MOROZOV TO THE BOARD OF DIRECTORS          Mgmt          Against                        Against

2G     ELECT KIRILL YU. PARINOV TO THE BOARD OF DIRECTORS        Mgmt          Against                        Against

2H     ELECT MIKHAIL D. PROKHOROV TO THE BOARD OF DIRECTORS      Mgmt          Against                        Against

2I     ELECT DMITRY V. RAZUMOV TO THE BOARD OF DIRECTORS         Mgmt          Against                        Against

2J     ELECT EKATERINA M. SALNIKOVA TO THE BOARD OF              Mgmt          Against                        Against
       DIRECTORS

2K     ELECT MICHAEL A. SOSNOVSKI TO THE BOARD OF DIRECTORS      Mgmt          Against                        Against

2L     ELECT SERGEY A. STEFANOVICH TO THE BOARD OF               Mgmt          Against                        Against
       DIRECTORS

2M     ELECT KIRILL L. UGOLNIKOV TO THE BOARD OF DIRECTORS       Mgmt          For                            For

2N     ELECT HEINZ S. SCHIMMELBUSCH TO THE BOARD OF              Mgmt          For                            For
       DIRECTORS

2O     ELECT CHEVALLER GUY DE SELLIERS DE MORANVILLE             Mgmt          For                            For
       TO THE BOARD OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932797458
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Annual
      Ticker:  NILSY                                                                 Meeting Date:  14-Dec-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVE SPINOFF OF OJSC ENERGOPOLYUS                      Mgmt          For                            For


2A     TO ELECT BASOVA YULIA VASILIEVNA TO THE BOARD             Mgmt          For                            For
       OF DIRECTORS

2B     ELECT ELENA E. BULAVSKAYA TO THE BOARD OF DIRECTORS       Mgmt          For                            For

2C     TO ELECT BULAVSKAYA ELENA EVGENIEVNA (HEAD OF             Mgmt          For                            For
       ADMINISTRATION OF ONEXIM GROUP LLC) TO THE
       BOARD OF DIRECTORS

2D     TO ELECT DUMNOV ALEKSANDR NIKOLAIEVICH (RETIRED)          Mgmt          For                            For
       TO THE BOARD OF DIRECTORS

2E     TO ELECT KLEKOVKIN ANTON IGOREVICH (EXECUTIVE             Mgmt          For                            For
       DIRECTOR OF OJSC HC INTERROS) TO THE BOARD
       OF DIRECTORS

2F     TO ELECT KOSTOEV DMITRI RUSLANOVICH (MANAGING             Mgmt          For                            For
       DIRECTOR FOR INVESTMENTS OF OJSC HC INTERROS)
       TO THE BOARD OF DIRECTORS

2G     TO ELECT KUSKOV DMITRI ALEKSANDROVICH (DIRECTOR           Mgmt          For                            For
       FOR INVESTMENTS OF OJSC HC INTERROS) TO THE
       BOARD OF DIRECTORS

2H     TO ELECT MATVEEV PAVEL BORISOVICH (SENIOR MANAGER         Mgmt          For                            For
       OF THE INVESTMENTS DEPARTMENT OF OJSC HC INTERROS)
       TO THE BOARD OF DIRECTORS

2I     TO ELECT MATVIENKO ALEKSEI VASILIEVICH (INVESTMENTS       Mgmt          For                            For
       MANAGER OF OJSC HC INTERROS) TO THE BOARD OF
       DIRECTORS

2J     TO ELECT PARINOV KIRILL YURIEVICH (DEPUTY GENERAL         Mgmt          For                            For
       DIRECTOR OF OJSC HC INTERROS) TO THE BOARD
       OF DIRECTORS

2K     TO ELECT RAZUMOV DMITRY VALERIEVICH (GENERAL              Mgmt          For                            For
       DIRECTOR OF ONEXIM GROUP LLC) TO THE BOARD
       OF DIRECTORS

2L     TO ELECT RASKATOV ALEKSANDRE VIKTOROVICH (DIRECTOR        Mgmt          For                            For
       OF THE INVESTMENTS DEPARTMENT OF OJSC HC INTERROS)
       TO THE BOARD OF DIRECTORS

2M     TO ELECT SABLUKOV YURI STEPANOVICH (GENERAL               Mgmt          For                            For
       DIRECTOR OF OJSC OGK-3) TO THE BOARD OF DIRECTORS

2N     TO ELECT SALNIKOVA EKATERINA MIKHAILOVNA TO               Mgmt          For                            For
       THE BOARD OF DIRECTORS

2O     TO ELECT SOSNOVSKI MICHAEL ALEKSANDROVICH (DEPUTY         Mgmt          For                            For
       GENERAL DIRECTOR OF ONEXIM GROUP LLC) TO THE
       BOARD OF DIRECTORS

2P     TO ELECT STEFANOVICH SERGEI ANATOLIEVICH (DIRECTOR        Mgmt          For                            For
       OF ONEXIM GROUP LLC) TO THE BOARD OF DIRECTORS

2Q     TO ELECT TAZIN SERGEI AFANASIEVICH (EXECUTIVE             Mgmt          For                            For
       DIRECTOR OF OJSC OGK-3) TO THE BOARD OF DIRECTORS

2R     TO ELECT HERNE DAVID ALEXANDER (CHAIRMAN OF               Mgmt          For                            For
       THE STRATEGY AND REFORMATION COMMITTEE OF THE
       RAO UES OF RUSSIA BOARD OF DIRECTORS) TO THE
       BOARD OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932797193
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  21-Dec-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE PAYOUT OF DIVIDENDS ON MMC NORILSK         Mgmt          For
       NICKEL SHARES FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER SHARE.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932829192
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENTS TO THE CHARTER OF THE COMPANY                  Mgmt          Against                        For

02     PRE-TERM TERMINATION OF THE POWERS OF THE COMPANY'S       Mgmt          Against                        For
       CURRENT DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932935844
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BURT T.W.                                                 Mgmt          No vote

02     BOUGROV A.E                                               Mgmt          No vote

03     BULAVSKAYA E.E.                                           Mgmt          No vote

04     BULYGIN A.S.                                              Mgmt          No vote

05     VEKSELBERG V.F.                                           Mgmt          No vote

06     GUY DE SELLIERS                                           Mgmt          Split 50% For

07     DERIPASKA O.V.                                            Mgmt          No vote

08     DOLGIKH V.I.                                              Mgmt          No vote

09     KLISHAS A.A.                                              Mgmt          No vote

10     LEVITT M.J.                                               Mgmt          No vote

11     MORGAN R.T.                                               Mgmt          No vote

12     MOROZOV D.S.                                              Mgmt          No vote

13     PARINOV K.Y.                                              Mgmt          No vote

14     PROKHOROV M.D.                                            Mgmt          No vote

15     RAZUMOV D.V                                               Mgmt          No vote

16     SALNIKOVA E.M.                                            Mgmt          No vote

17     SOSNOVSKI M.A.                                            Mgmt          No vote

18     STEFANOVICH S.A.                                          Mgmt          No vote

19     UGOLNIKOV K.L.                                            Mgmt          No vote

20     CHARLIER C.F.                                             Mgmt          No vote

21     SCHIMMELBUSCH H.S.                                        Mgmt          Split 50% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932927493
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT AND ANNUAL ACCOUNTING        Mgmt          For
       STATEMENTS, INCLUDING PROFIT-AND-LOSS STATEMENT
       OF MMC NORILSK NICKEL FOR 2007. TO APPROVE
       DISTRIBUTION OF THE PROFITS AND LOSSES OF MMC
       NORILSK NICKEL FOR 2007.

02     TO DECLARE THE PAYMENT OF ANNUAL DIVIDENDS ON             Mgmt          For
       ORDINARY REGISTERED SHARES OF MMC NORILSK NICKEL
       FOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARY
       SHARE. TAKING INTO ACCOUNT INTERIM DIVIDENDS
       ALREADY PAID FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER ORDINARY SHARE, TO MAKE FINAL
       PAYMENT IN THE AMOUNT OF RUB SHARE 112 PER
       SHARE.

04     TO ELECT THE FOLLOWING MEMBERS TO THE REVISION            Mgmt          For
       COMMISSION: MARINA V. VDOVINA/ ELENA A. GAVRILOVA/
       NIKOLAY V. MOROZOV/ ELENA S. NAZAROVA/ OLGA
       YU. ROMPEL

05     TO APPROVE OOO ROSEXPERTIZA AS THE AUDITOR OF             Mgmt          For
       RUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSK
       NICKEL FOR 2008.

6A     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SUBSECTION 8 TO SECTION 6.8

6B     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SECTION 6.19

6C     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.3

6D     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.5

6E     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.8

6F     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.15

6G     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 8.17

6H     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.36

6I     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.42

6J     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 9.3.43

6K     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 10.8.2

6L     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 13.8

6M     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 14

07     TO ADOPT THE REGULATIONS ON THE BOARD OF DIRECTORS        Mgmt          For
       OF MMC NORILSK NICKEL AS PER APPENDIX 1

8A     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO ESTABLISH THAT BASIC AMOUNT OF REMUNERATION
       TO BE PAID TO AN INDEPENDENT DIRECTOR SHALL
       BE RUB 1,250,000 PER QUARTER, (2) IF AN INDEPENDENT
       DIRECTOR PRESIDES OVER A BOARD COMMITTEE, THE
       ADDITIONAL REMUNERATION OF RUB 625,000 PER
       QUARTER SHALL BE PAID, (3) REMUNERATION AMOUNTS
       MENTIONED IN P. 1 AND 2 OF THIS RESOLUTION
       SHALL BE PAID FROM JULY 1, 2008 AND TO THE
       DATE, (4) IN ADDITION CHAIRMAN OF THE INDEPENDENT
       DIRECTORS SHALL RECEIVE RUB 500,000 PER QUARTER.

8B     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO APPROVE THE INDEPENDENT DIRECTORS INCENTIVE
       PROGRAM - OPTIONS PLAN AS PER APPENDIX 2, (2)
       TO ESTABLISH THAT THE TERMS OF THE AFOREMENTIONED
       PROGRAM SHALL BE FROM JULY 1, 2008 TO JUNE
       30, 2009 OR UNTIL THE END OF TERM OF EACH RESPECTIVE
       INDEPENDENT DIRECTOR.

09     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For
       TRANSACTIONS TO INDEMNITY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (0NE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

10     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       ARE INTERESTED PARTIES, AND WHICH INVOLVE THE
       OBLIGATIONS OF MMC NORILSK NICKEL TO INDEMNIFY
       MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       AGAINST DAMAGES THE AFOREMENTIONED PERSONS
       MAY INCUR IN THEIR RESPECTIVE POSITIONS MENTIONED
       ABOVE THAT SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION OF US DOLLARS)
       FOR EACH SUCH PERSON.

11     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 SHALL NOT
       EXCEED USD 1,400,000.

12     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD OF MMC NORILSK NICKEL ARE
       INTERESTED PARTIES, INVOLVING LIABILITY INSURANCE
       FOR MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       WHO WILL BE BENEFICIARY PARTIES TO THE TRANSACTION,
       FOR THE ONE-YEAR TERM WITH LIABILITY LIMITED
       TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 AND WITH PREMIUM
       TO INSURER NOT EXCEEDING USD 1,400,000.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932928851
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: TYE            Mgmt          No vote
       WINSTON BURT

3B     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       E. BOUGROV

3C     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ALEXANDER      Mgmt          No vote
       S. BULYGIN

3D     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: VICTOR         Mgmt          No vote
       F. VEKSELBERG

3E     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: GUY            Mgmt          Split 50% For
       DE SELLIERS DE MORANVILLE

3F     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. DERIPASKA

3G     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       A. KLISHAS

3H     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MICHAEL        Mgmt          No vote
       JEFFREY LEVITT

3I     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       YU. PARINOV

3J     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. POTANIN

3K     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MIKHAIL        Mgmt          No vote
       D. PROKHOROV

3L     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       L. UGOLNIKOV

3M     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: HEINZ          Mgmt          Split 50% For
       C. SCHIMMELBUSCH




--------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL PLC, LONDON                                                                      Agenda Number:  701187393
--------------------------------------------------------------------------------------------------------------------------
    Security:  G67395106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  GB0007389926
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited financial statements of the Group
       for the YE 31 DEC 2006

2.     Approve to declare a final dividend of 4.15p              Mgmt          For                            For
       per ordinary share

3.i    Re-elect Mr. J.C. Nicholls as a Director of               Mgmt          For                            For
       the Company

3.ii   Re-elect Mr. B. Nqwababa as a Director of the             Mgmt          For                            For
       Company

3.iii  Re-elect Mr. L.H. Otterbeck as a Director of              Mgmt          For                            For
       the Company

3.iv   Re-elect Mr. C.D. Collins as a Director of the            Mgmt          For                            For
       Company

3.v    Re-elect Mr. J.V.F. Roberts as a Director of              Mgmt          For                            For
       the Company

4.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       the Company

5.     Authorize the Group Audit and Risk Committee              Mgmt          For                            For
       to settle remuneration of the Auditors

6.     Approve the remuneration report in the Company            Mgmt          For                            For
       s report and accounts for the YE 31 DEC 2006

7.     Approve the closure of the Company s unclaimed            Mgmt          For                            For
       shares trusts

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 and in substitution
       for the authority granted under that Section
       at the AGM of the Company held on 10 MAY 2006,
       to allot relevant securities aSection 80a up
       to an aggregate nominal amount of GBP 55,009,000;
       aAuthority expires at the end of next AGM of
       the Companya; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the immediately preceding resolution, to
       allot equity securities aSection 94 of the
       Companies Act 1985a up to a maximum nominal
       aggregate amount of GBP 27,504,000 for cash
       and/or where such allotments constitutes on
       allotment of equity securities by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights aSection 89(1)a;
       aAuthority expires at the end of next AGM of
       the Companya; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases of up to 550,090,000 ordinary shares
       of 10p each in the Company, at a minimum price
       of 10p and not more than 5% above the average
       of the middle market values for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or 12 monthsa; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; and all ordinary shares
       purchased pursuant to the said authority shall
       either: a) be cancelled immediately upon completion
       of the purchase or b) be held, sold, transferred
       or otherwise dealt with as treasury shares
       in accordance with the provisions of the Companies
       Act 1985

S.11   Approve the following contingent purchase contracts,      Mgmt          For                            For
       in the respective forms produced to the meeting
       aor with any non-material amendments thereto
       that the Directors may consider to be necessary
       or desirablea, in accordance with Section 164
       of the Companies Act 1985; and authorize the
       Company, to make off-market purchases of its
       shares pursuant to each such contract as follows:
       i) contract between the Company and Merrill
       Lynch South Africa aPtya Limited relating to
       ordinary shares of 10p each in the Company
       aOrdinary Sharesa traded on the JSE Limited,
       pursuant to which the Company may make off-market
       purchases from Merrill Lynch South Attica aPtya
       Limited of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution S.10 above or any
       of the other contingent purchase contracts
       referred to in this Resolutiona; ii) contract
       between the Company and Deutsche Securities
       relating to ordinary shares traded on the JSE
       Limited pursuant to which the Company may make
       off-market purchases from Deutsche Securities
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution S.10 above or any
       of the other contingent purchase Contracts
       referred to in this Resolutiona; iii) contract
       between the Company and Stockbrokers Malawi
       Limited relating to ordinary shares traded
       on the Malawi Stock Exchange, pursuant to which
       the Company may make off-market purchases from
       Stockbrokers Malawi Limited up to a maximum
       of 550,090,000 ordinary shares in a asuch maximum
       number to be reduced by any purchases made
       pursuant to the authority in Resolution S.10
       or any of the other contingent purchase contracts
       referred to in this Resolutiona; iv) contract
       between the Company and Investment House Namibia
       aPtya limited relating to ordinary shares traded
       on the Namibian Stock Exchange pursuant in
       which the Company may make oft-market purchases
       from Investment House Namibia aPtya Limited
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by arty purchases made pursuant
       to the authority in Resolution S.10 or any
       of the other contingent purchase contracts
       this Resolutiona; v) contract between the Company
       and Merrill Lynch International relating to
       ordinary shares traded on the Stockholm Stock
       Exchange, pursuant to which the Company may
       make off-market purchases from Merrill Lynch
       International of up to a maximum of 550,090,000
       ordinary shares in aggregate asuch maximum
       number in be reduced by any purchases made
       pursuant in the authority in Resolution S.10
       above or any of the other contingent purchase
       contracts in this Resolutiona; vi) contract
       between the Company and Deutsche Securities
       relating to ordinary shares traded on the Stockholm
       Stock Exchange pursuant to which the Company
       may make off-market purchases from Deutsche
       Securities of up to a maximum of 550,090,000
       ordinary shares in aggregate asuch maximum
       number to be reduced by any purchases made
       pursuant to the authority in Resolution S.10
       or any of the other contingent purchase contracts
       in this Resolutiona; and vii) contract between
       the Company and Imara Edwards Securities aPrivatea
       Limited relating to ordinary shares traded
       on the Zimbabwe Stock Exchange, pursuant 10
       which the Company may make oft-market purchases
       from Imara Edwards Securities aPrivatea limited
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority In Resolution S.10 or any of
       the other contingent purchase contracts in
       this Resolutiona; aAuthority expires at earlier
       of the conclusion of the Company s AGM in 2008
       or 12 monthsa




--------------------------------------------------------------------------------------------------------------------------
 ONWARD KASHIYAMA CO.,LTD.                                                                   Agenda Number:  701241224
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30728109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  JP3203500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure, ONWARD Holdings Co. Ltd.

3      Amend Articles to: Change Official Company Name           Mgmt          Against                        Against
       to ONWARD Holdings Co. Ltd.

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint Accounting Auditors                               Mgmt          For                            For

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

9      Amend the Compensation as  Stock Options to               Mgmt          For                            For
       be Received by Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701236158
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61933123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          Against                        Against

2.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701603549
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61933123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          Against                        Against

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 OSAKA GAS CO.,LTD.                                                                          Agenda Number:  701235358
--------------------------------------------------------------------------------------------------------------------------
    Security:  J62320114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3180400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PATNI COMPUTER SYSTEMS                                                                      Agenda Number:  932736791
--------------------------------------------------------------------------------------------------------------------------
    Security:  703248203                                                             Meeting Type:  Annual
      Ticker:  PTI                                                                   Meeting Date:  21-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE        Mgmt          For                            For
       SHEET AS AT 31 DECEMBER 2006 AND THE PROFIT
       & LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE
       AND THE REPORTS OF THE DIRECTORS AND THE AUDITORS
       THEREON.

O2     TO DECLARE DIVIDEND ON EQUITY SHARES FOR THE              Mgmt          For                            For
       YEAR ENDED 31 DECEMBER 2006.

O3     TO APPOINT A DIRECTOR IN PLACE OF DR. MICHAEL             Mgmt          For                            For
       A. CUSUMANO, WHO RETIRES BY ROTATION AND BEING
       ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O4     TO APPOINT A DIRECTOR IN PLACE OF MR. LOUIS               Mgmt          For                            For
       THEODOOR VAN DEN BOOG, WHO RETIRES BY ROTATION
       AND BEING ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O5     TO APPOINT AUDITORS TO HOLD OFFICE FROM CONCLUSION        Mgmt          For                            For
       OF THIS MEETING TO THE CONCLUSION OF NEXT ANNUAL
       GENERAL MEETING AND TO FIX THEIR REMUNERATION.

S6     APPOINTMENT OF BRANCH AUDITORS.                           Mgmt          For                            For

S7     APPOINTMENT UNDER SECTION 314 OF THE COMPANIES            Mgmt          For                            For
       ACT, 1956.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932641992
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  02-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE S OPINION FOR THE FISCAL YEAR
       2006

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2007

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2006

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND             Mgmt          For                            For
       THEIR RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE MANAGEMENT COMPENSATION,             Mgmt          For                            For
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY
       S BYLAWS, AS WELL AS OF MEMBERS OF THE FISCAL
       COUNCIL

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES CONSTITUTED
       IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 4.380
       MILLION, INCREASING THE CAPITAL STOCK FROM
       R$ 48.264 MILLION TO R$ 52.644 MILLION WITHOUT
       ANY CHANGE TO THE NUMBER OF ISSUED SHARES PURSUANT
       TO ARTICLE 40, ITEM III, OF THE COMPANY S BYLAWS




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PPR SA, PARIS                                                                               Agenda Number:  701562349
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7440G127                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  FR0000121485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 742,871,437.92, prior retained
       earnings: EUR 1,315 ,650,744.19, balance available
       for distribution: EUR 2,058,522,182.11, legal
       reserve: EUR 0.00, dividends: EUR 441,882,689.55,
       retained earnings EUR 1,616,639,492.56, balance
       available for distribution: EUR 2,058,522,182.11
       the shareholders will receive a net dividend
       of EUR 3.45 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 16 JUN
       2008; in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by law, it is reminded that, for
       the last three financial years , the dividends
       paid, were as follows: EUR 3.00 for FY 2007
       EUR 2.72 for FY 2006 EUR 2.52 for FY 2005

O.4    Appoint Mr. M. Jean Pierre Denis as a Director,           Mgmt          For                            For
       for a duration which will expire at the conclusion
       of the ordinary shareholders' meeting which
       will rule on the annual accounts of 2011

O.5    Approve the award total annual fees of EUR 6              Mgmt          For                            For
       10,000.00 to the Directors

O.6    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Deloitte ET Associes as the Statutory Auditor
       for a 6 year period

O.7    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Beas AS Supplying as the Statutory Auditor
       for a 6 y ear period

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 175.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 2,241,433,775.00, [Authority expires after
       18 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 14 MAY 2007

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       50,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares, bonds and or
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 1,250,000,000.00, [Authority expires after
       18 month period]; this amount shall count against
       the overall value set forth in resolution 13;
       approve to cancel the shareholders' preferential
       subscript ion rights in favour of credit institutions
       and or Companies governed by the Frenc Insurance
       Law Book or its equivalent abroad; and to take
       all necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 14 MAY 2007

E.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO LTD                                                                              Agenda Number:  701267519
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64083108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2007
        ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            Against

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Award of Condolence Money to the Family of the            Mgmt          Against                        Against
       Late  Corporate Auditor Kazuo  Nagasawa, and
       Award of Retirement Bonuses to  Retiring Directors
       and          Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO.,LTD.                                                                            Agenda Number:  701616445
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64083108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC                                                                              Agenda Number:  701216714
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72899100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors  report and             Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2006 with the Auditor s report thereon

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Philip A.J. Broadley as a Director           Mgmt          For                            For

4.     Re-elect Mr. Michael W.O. Garrett as a Director           Mgmt          For                            For

5.     Re-elect Mrs. Bridget A. Macaskill as a Director          Mgmt          For                            For

6.     Re-elect Mr. Clark P. Manning as a Director               Mgmt          For                            For

7.     Elect Mr. Barry L. Stowe as a Director                    Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor until            Mgmt          For                            For
       the conclusion of the next AGM at which the
       Company s accounts are laid

9.     Authorize the Directors to fix the amount of              Mgmt          For                            For
       the Auditor s remuneration

10.    Declare a final dividend of 11.72 pence per               Mgmt          For                            For
       ordinary share of the Company for the YE 31
       DEC 2006, which shall be payable on 22 MAY
       2007 to shareholders who are on the register
       of members at the close of business on 13 APR
       2007

11     Authorize the Company, for the purposes of apart          Mgmt          For                            For
       XA of the Companies Act 1985 aas amendedaa
       to make donations to EU Political Organizations
       and to incur EU Political expenditure aas such
       terms are defined in Section 347A of that Acta
       up to a maximum aggregate sum of GBP 50,000
       as follows: (a) aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2010a; and (b) the Company may
       enter into a contract or undertaking under
       this authority prior to its expiry which contract
       or undertaking may be performed wholly or partly
       after such expiry, and may make donations to
       EU political organizations and incur EU political
       expenditure in pursuance of such contracts
       or undertakings as if the said authority had
       not expired

12     Authorize the Directors by or pursuant to Article         Mgmt          For                            For
       12 of the Company s Articles of Association,
       to allot generally and unconditionally relevant
       securities aSection 80 of the Companies Act
       1985a; aAuthority expires at the end of the
       next AGMa and for that period the Section 80
       amount in respect of the Company s ordinary
       shares shall be GBP 40,740,000

S.13   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       aSection 94 of the Companies Act 1985a for
       cash pursuant to the authority conferred on
       the Directors by Article 13 of the Company
       s Articles of Association and for this purpose
       allotment of equity securities shall include
       a sale of relevant shares as provided in Section
       94(3A) of that Act, disapplying the statutory
       pre-emption rights aSection 89(1) of the Acta,
       provided that this power is limited to the
       allotment of equity securities: the maximum
       aggregate nominal amount of equity securities
       that may allotted or sold pursuant to the authority
       under Article 13(b) is GBP 6,110,000; aAuthority
       expires at the end of the next AGM of the Companya;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Company, pursuant to Article 58             Mgmt          For                            For
       of the Company s Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases aSection
       163(3) of the Acta of up to 244 million ordinary
       shares of 5 pence each in the capital of the
       Company, at a minimum price which may be paid
       for each ordinary share is 5 pence and not
       more than 105% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; aAuthority
       expires at the end of the AGM of the Company
       to be held in 2008 or 18 monthsa; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry, all ordinary
       shares purchased pursuant to said authority
       shall be either; cancelled immediately upon
       completion of the purchase, or be held ,sold
       transferred or otherwise dealt with as treasury
       shares in accordance with the provisions of
       the Companies Act 1985

S.15   Authorize the Directors to offer and allot ordinary       Mgmt          For                            For
       shares in lieu of dividend from time to time
       or for such period as they may determine pursuant
       to the terms of Article 180 of the Company
       s Articles of Association provided that the
       authority conferred by this resolution shall
       expire at the end of the 5th AGM of the Company
       after the date on which this resolution is
       passed

S.16   Amend Articles 190, 195, 196, 197 and 209A of             Mgmt          For                            For
       the Articles of Association as specified

S.17   Amend Articles 180 of the Articles of Association         Mgmt          For                            For
       as specified

S.18   Amend Article 218 of the Articles of Association          Mgmt          For                            For
       as specified

S.19   Amend Article 219 of the Articles of Association          Mgmt          For                            For
       as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC, LONDON                                                                      Agenda Number:  701540381
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72899100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       financial statements for the YE 31 DEC 2007
       with the Auditor's report thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. K. B. Dadiseth as a Director                 Mgmt          For                            For

4.     Re-elect Ms. K. A. O'Donovan as a Director                Mgmt          For                            For

5.     Re-elect Mr. J.H. Ross as a Director                      Mgmt          For                            For

6.     Re-elect Lord Turnbull as a Director                      Mgmt          For                            For

7.     Elect Sir W. F. W. Bischoff as a Director                 Mgmt          For                            For

8.     Elect Ms. A.F. Godbehere as a Director                    Mgmt          For                            For

9.     Elect Mr. T .C. Thiam as a Director                       Mgmt          For                            For

10.    Re-appoint KPMG Audit Plc as the Auditor until            Mgmt          For                            For
       the conclusion of the next general meeting
       at which the Company's accounts are laid

11.    Authorize the Directors to determine the amount           Mgmt          For                            For
       of the Auditor's remuneration

12.    Declare a final dividend of 12.3 pence per ordinary       Mgmt          For                            For
       share of the Company for the YE 31 DEC 2007,
       which shall be payable on 20 MAY 2008 to shareholders
       who are on the register of Members at the close
       of business on 11 APR 2008

13.    Approve the new remuneration arrangements for             Mgmt          For                            For
       the Chief Executive of M&G including a new
       Long-Term Incentive Plan [the M&G Executive
       Long-Term Incentive Plan], as specified and
       the Chief Executive of M&G participation in
       the M&G Executive Long-Term Incentive Plan,
       as specified and authorize the Directors, to
       do all acts and things which they may consider
       necessary or expedient to implement the arrangements
       and to carry the M&G Executive Long-Term Incentive
       Plan into effect including the making of any
       amendments to the rules as they may consider
       necessary or desirable

14.    Appove to renew, the authority to allot ordinary          Mgmt          For                            For
       shares, without prejudice to any authority
       conferred on the Directors by or pursuant to
       Article 12 of the Company's Articles of Association
       to allot relevant securities [Section 80 of
       the Companies Act 1985]; [Authority expires
       at the end of the next AGM] and for that period
       the Section 80 amount in respect of the Company's
       ordinary shares shall be GBP 41,150,000

S.15   Authorize the Directors, conditional upon the             Mgmt          For                            For
       passing of resolution 14, to allot equity securities
       [Section 94 of the Companies Act 1985] for
       cash pursuant to the authority conferred on
       the Directors by Article 13 of the Company's
       Articles of Association and for this purpose
       allotment of equity securities shall include
       a sale of relevant shares as provided in Section
       94(3A) of that Act as if Section 89(1) of the
       act did not apply, to such allotment provided
       that the maximum aggregate nominal amount of
       equity securities that may be allotted or sold
       pursuant to the authority under Article 13(b)
       is GBP 6,175,000; and [Authority expires at
       the end of the next AGM of the Company]

S.16   Authorize the Company, pursuant to Article 58             Mgmt          For                            For
       of the Company's Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases [Section
       163(3) of the Companies Act] of up to 247 Million
       ordinary shares of 5 pence each in the capital
       of the Company, at a minimum price [exclusive
       of expenses] of 5 pence and equal to 105% of
       the average of the middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2009 or 18 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry]

S.17   Adopt the new Articles of Association, as specified,      Mgmt          For                            For
       as the Articles of Association Articles of
       the Company in substitution for, and the exclusion
       of, the existing Articles of Association of
       the Company

S.18   Amend the Articles of Association of the Company          Mgmt          For                            For
       in respect of Directors' qualification shares
       by the deletion of the reference to ' two months'
       and be replaced with a reference to ' one year'

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701107864
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Dec-2006
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acceleration on the settlement of             Mgmt          For                            For
       Non Performing Loan of PT Bank Mandiri TBK

2.     Amend the Articles of Association of PT Bank              Mgmt          Against                        Against
       Mandiri TBK




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701220155
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2007
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and ratify the consolidated     Mgmt          For                            For
       financial report of the Company, the annual
       report of the Partnership Program and environmental
       and grant discharge to the Director and the
       Commissioners of all acts an Supervisory

2.     Approve to determine the profit                           Mgmt          For                            For

3.     Appoint Public Accountant for the year 2007               Mgmt          For                            For

4.     Approve to determine the salary for the Directors         Mgmt          For                            For
       and honorarium for the Commissioners

5.     Approve to increase the pension benefit                   Mgmt          Against                        Against

6.     Appoint the Independent of Commissioners                  Mgmt          For                            For

7.     Others                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 Q-CELLS AG, THALHEIM                                                                        Agenda Number:  701594776
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6232R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  DE0005558662
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 05 JUN 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Receive the financial statements and the statutory        Non-Voting
       reports for FY 2007

2.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.03 per preference share

3.     Approve the discharge of the Management Board             Mgmt          For                            For
       for FY 2007

4.     Approve the discharge of the Supervisory Board            Mgmt          For                            For
       for FY 2007

5.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for FY 2008

6.     Approve the Merger of Q-Cells AG and Q-Cells              Mgmt          For                            For
       Oesterreich, approve the change of the Corporate
       form to Societas Europaea [SE]

7.     Approve the issuance of warrants/bonds with               Mgmt          For                            For
       warrants attached/convertible bonds with preemptive
       rights up to aggregate nominal amount of EUR
       5 billion approve creation of EUR 43.6 million
       pool of capital to Guarantee Conversion Rights

8.     Amend the 2007 Stock Option Plan                          Mgmt          For                            For

9.     Approve the affiliation Agreements with Subsidiary        Mgmt          For                            For
       Q-Cells Beteiligungs GmbH

10.    Authorize the Share Repurchase Program and Reissuance     Mgmt          For                            For
       of repurchased shares




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC                                                                       Agenda Number:  701193928
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements for the             Mgmt          For                            For
       FY 2006, which ended on 31 DEC 2006, and the
       reports of the Directors and the Auditors thereon

2.     Approve the Director s remuneration report and            Mgmt          For                            For
       that part of the report of the Auditors which
       reports thereon

3.     Approve a final dividend of 25p per ordinary              Mgmt          For                            For
       share be paid on 31 MAY 2007 to all ordinary
       shareholders on the register at the close of
       business on 02 MAR 2007

4.     Re-elect Mr. Colin Day as a Director, who retires         Mgmt          For                            For
       by rotation

5.     Re-elect Mr. Judith Sprieser as a Director aMember        Mgmt          For                            For
       of the remuneration Committeea, who retires
       by rotation

6.     Re-elect Mr. Kenneth Hydon as a Director aMember          Mgmt          For                            For
       of the Audit Committeea, who retires by rotation

7.     Re-elect Mr. Peter White as a Director aMember            Mgmt          For                            For
       of the Audit Committeea, who retires in accordance
       with Combined Code provision A.7.2

8.     Elect Mr. David Tyler as a Director, who was              Mgmt          For                            For
       appointed to the Board since the date of the
       last AGM

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold the office
       until the conclusion of the next general meeting
       at which accounts are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities up to an aggregate
       nominal amount of GBP 25,160,000; aAuthority
       expires 5 years from the date of passing of
       this resolutiona; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash
       pursuant to the authority conferred by the
       previous resolution and/or where such allotment
       constitute allotment of equity securities by
       virtue of Section 94 (3A) of the Act, disapplying
       the statutory pre-emption rights aSection 89(1)a,
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders,
       b) up to an aggregate nominal amount of GBP
       3,700,000; aAuthority expires at the conclusion
       of the next AGM of the Company after passing
       of this resolutiona; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, pursuant authorities               Mgmt          For                            For
       contained in the Article 7 of the Articles
       of Association of the Company and pursuant
       Section 166 of Companies Act 1985, to make
       market purchases aSection 163(3) of the Acta
       of up to 72,000,000 ordinary shares of 1010/19p
       each in the capital of the Company aordinary
       sharesa arepresenting less than 10% of the
       Company s issued share capital as at 2 MAR
       2007a, at a minimum price of 1010/19p and not
       more than 5% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or 03 NOV 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry, all ordinary shares purchased
       pursuant to the said authority shall be either
       i) cancelled immediately upon completion of
       the purchase; or ii) held, sold, transferred
       or otherwise dealt with as treasury shares
       in accordance with the provisions of the Companies
       Act 1985




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363222
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company to take            Mgmt          For                            For
       all such action as they may consider necessary
       or appropriate for carrying into effect the
       Scheme of Arrangement dated 11 SEP 2007, between
       the Company and the holders of the Company's
       ordinary shares expressed to be subject to
       that Scheme of Arrangement, in its original
       form or with or subject to any modification,
       addition or condition approved or imposed by
       the Court [the Scheme]; and approve, for the
       purpose of giving effect to the Scheme, to
       reduce the capital of the Company by canceling
       and extinguishing the ordinary shares in the
       Company subject to the Scheme [the Scheme Ordinary
       Shares]; and Approve, forthwith and contingently
       upon the said reduction of capital taking effect:
       to increase the authorized share capital of
       the Company to its former amount by the creation
       of the same number of new ordinary shares in
       the Company [the New Reckitt Benckiser Ordinary
       Share] as is equal to the number of Scheme
       Ordinary Shares cancelled pursuant to this
       resolution [as specified] being equal in their
       aggregate nominal amount to the aggregate nominal
       amount of the Scheme Ordinary Shares cancelled
       pursuant to this resolution [as specified];
       the Company shall apply the credit arising
       in its books of account as a result of such
       reduction of capital in paying up, in full
       at par, the new shares created pursuant to
       this resolution [as specified] and shall allot
       and issue the same, credited as fully paid,
       to Reckitt Benckiser Group Plc and/or its nominee
       or nominees; and authorize the Directors of
       the Company, for the purpose of Section 80
       of the Companies Act 1985, to allot New Reckitt
       Benckiser Ordinary Shares [as specified]; provided
       that: the maximum number of shares which may
       be allotted hereunder is the number [not exceeding
       945,500,000] necessary to effect such allotments;
       [Authority expires on 31 MAR 2008]; and this
       authority shall be in addition to any subsisting
       authority conferred on the Directors of the
       Company pursuant to the said Section 80; and
       amend the Articles of Association of the Company
       by the adoption and inclusion of the new Article
       145 as specified; approve the reduction of
       capita of Reckitt Benckiser Group Plc approved
       at an EGM of Reckitt Benckiser Group Plc [as
       specified]

S.2    Approve to reduce the capital of the Company              Mgmt          For                            For
       by cancelling and extinguishing all the 5%
       cumulative preference shares of GBP 1 each
       [the Reckitt Benckiser Preference Shares] in
       the capital of the Company, in consideration
       for which there shall be repaid to the holders
       of such Reckitt Benckiser Preference Shares,
       whose names appear on the register of the Members
       as such at the close of business on the day
       preceding the effective date of the said reduction
       of capital, the nominal value of such Reckitt
       Bencekiser Preference Shares together with
       an amount equal to any arrears or deficiency
       of the fixed dividend thereon

S.3    Approve to cancel the share premium account               Mgmt          For                            For
       of the Company

S.4    Approve to cancel the capital redemption reserve          Mgmt          For                            For
       of the Company

5.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Senior Executive Share
       Ownership Policy Plan, as specified

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Savings Related Share
       Option Plan, as specified

7.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Global Stock Profit Plan,
       as specified

8.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 US Savings-Related Share
       Option Plan, as specified

9.     Approve, subject to and conditional upon the              Mgmt          Against                        Against
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Long Term Incentive Plan,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363234
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme of Arrangement to be made              Mgmt          For                            For
       between the Company and the Scheme Ordinary
       Shareholders expressed to be subject to that
       Scheme of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS                                                             Agenda Number:  701570714
--------------------------------------------------------------------------------------------------------------------------
    Security:  R7199U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          For                            For
       and registration of attending Shareholders

2.     Elect the Chairman of the meeting and not less            Mgmt          For                            For
       than one person to co-sign the minutes with
       the Chairman

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the Directors' remuneration and the               Mgmt          For                            For
       remuneration for the Members of the Nomination
       Committee

5.     Approve the Auditor's remuneration                        Mgmt          For                            For

6.     Approve the annual financial statements and               Mgmt          For                            For
       the report from the Board of Directors for
       2007

7.     Approve the Board's statement regarding the               Mgmt          For                            For
       Management compensation

8.     Grant authority to issue shares                           Mgmt          For                            For

9.     Grant authority to acquire treasury shares                Mgmt          For                            For

10.    Approve to change the Articles of Association             Mgmt          For                            For

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For

12.    Elect the Members to the Company's Board of               Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 REUTERS GROUP PLC                                                                           Agenda Number:  701178091
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7540P109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0002369139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements and statutory      Mgmt          For                            For
       reports

2.     Approve the remuneration reports                          Mgmt          For                            For

3.     Approve the final dividend of 6.90 pence per              Mgmt          For                            For
       ordinary share

4.     Elect Mr. Nandan Nilekani as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Lawton Fitt as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Niall FitzGerald as a Director               Mgmt          For                            For

7.     Re-elect Mr. Thomas Glocer as a Director                  Mgmt          For                            For

8.     Re-elect Mr. David Grigson as a Director                  Mgmt          For                            For

9.     Re-elect Mr. Penelope Hughes as a Director                Mgmt          For                            For

10.    Re-elect Sir Deryck Maughan as a Director                 Mgmt          For                            For

11.    Re-elect Mr. Kenneth Olisa as a Director                  Mgmt          For                            For

12.    Re-elect Mr. Richard Olver as a Director                  Mgmt          For                            For

13.    Re-elect Mr. Ian Strachan as a Director                   Mgmt          For                            For

14.    Re-elect Mr. Devin Wenig as a Director                    Mgmt          For                            For

15.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

16.    Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

17.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 105,000,000

18.    Approve the Reuters Group Plc Saye Share Option           Mgmt          For                            For
       Plan 2007

19.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 16,000,000

20.    Grant authority to 192,000,000 ordinary shares            Mgmt          For                            For
       for market purchase

21.    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701161692
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares in Rio Tinto Limited
       aOrdinary Sharesa in the period specified this
       approval until aand includinga the date of
       the Rio Tinto Limited 2008 AGM or 26 APR 2008
       awhichever is the latera: a) under 1 or more
       off-market buyback tender schemes in accordance
       with the terms athe Buy-Back Tendersa as specified;
       and b) pursuant to on-market buy-backs by Rio
       Tinto Limited in accordance with the Listing
       Rules of the Australian Securities Exchange,
       but only to the extent that the number of Ordinary
       Shares bought back pursuant to the authority
       in this resolution, whether under any buy-back
       tenders or pursuant to any on-market buybacks,
       does not in that period exceed 28.5 million
       Ordinary Shares

S.2    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       ordinary shares from Tinto Holding Australia
       Private Limited (THA) in the period specified
       this approval until aand includinga the date
       of the Rio Tinto Limited 2008 AGM or 26 APR
       2008 awhichever is the latera upon the terms
       and subject to the conditions set out in the
       draft Buy-Back Agreement between the Rio Tinto
       Limited and THA aentitled 2007 RTL-THA Agreementa
       as specified

S.3    Amend, subject to the consent in writing of               Mgmt          For                            For
       the holder of the special voting share, by
       deleting Rule 145 of Rio Tinto Limited s constitution
       in its entirety and substituting therefore
       a new Rule 145 as specified; and by deleting
       Article 64 of Rio Tinto Plc s Articles of Association
       in its entirety and substituting therefore
       a new Article 64 as specified

4.     Elect Mr. Michael Fitzpatrick as a Director               Mgmt          For                            For

5.     Re-elect Mr. Ashton Calvert as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Guy Elliott as a Director                    Mgmt          For                            For

7.     Re-elect Lord Kerr as a Director                          Mgmt          For                            For

8.     Re-elect Sir Richard Sykes as a Director                  Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of Rio Tinto Plc, until the conclusion
       of the next AGM at which accounts are laid
       before Rio Tinto PLC and authorize the Audit
       Committee to determine the Auditors  remuneration

10.    Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006 as specified in the 2006 annual review
       and the 2006 annual report and the financial
       statements

11.    Receive the Company s financial report and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2006




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701353017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Acquisition, on the terms and subject         Mgmt          For                            For
       to the conditions specified in the Support
       Agreement and the Offer Document; and authorize
       the Directors [or a duly authorized committee
       of the Directors] to waive, amend, vary or
       extend any of the terms and conditions of the
       Acquisition and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition; and
       approve the borrowings, pursuant to the Facility
       Agreement [as specified] or any refinancing
       thereof and sanction be given to the aggregate
       amount for the time being remaining undischarged
       of all moneys borrowed [including pursuant
       to such Facility Agreement or any refinancing
       thereof] by (1) the Company and any of its
       subsidiaries and (2) RTL and any of its Corporations
       Act Subsidiaries [exclusive of moneys borrowed
       by any Company in the Rio Tinto Group from
       and for the time being owing to any other Company
       in the Rio Tinto Group or any Company in the
       RTL Group or by any Company in the RTL Group
       from and for the time being owing to any other
       Company in the RTL Group or any Company in
       the Rio Tinto Group [each term used in this
       resolution having the meaning ascribed to it
       in the Company's Articles of Association]]
       exceeding the limit set out in Article 109
       of the Company's Articles of Association provided
       that such aggregate amount shall not exceed
       the sum of USD 60 billion




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701491487
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007 as set out in the 2007

3.     Elect Mr. Richard Evans as a Director                     Mgmt          For                            For

4.     Elect Mr. Yves Fortier as a Director                      Mgmt          For                            For

5.     Elect Mr. Paul Tellier as a Director                      Mgmt          For                            For

6.     Elect Mr. Tom Albanese as a Director                      Mgmt          For                            For

7.     Elect Mr. Vivienne Cox as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Richard Goodmanson as a Director             Mgmt          For                            For

9.     Re-elect Mr. Paul Skinner as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of Rio Tinto PLC to hold office until the conclusion
       of the next AGM at which accounts are laid
       before Rio Tinco PLC and authorize the audit
       Committee to determine the Auditors remuneration

11.    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares in Rio Tinto Limited
       [ordinary shares] in accordance with the listing
       rules of the Australian Securities Exchange
       in the period as specified this approval until
       the [and including] the date of the Rio Tinto
       Limited 2009 AGM or 23 APR 2009 [whichever
       is later], but only to the extent that the
       number of ordinary shares bought back pursuant
       to this authority does not in that period exceed
       28.57 million ordinary shares

S.12   Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares from Tinto holdings
       Australia Pty (THA) in the period specified
       this approval until [and including] the date
       of the Rio Tinto Limited 2009 AGM or 23 APR
       2009 [whichever is later], upon terms and subject
       to conditions set out in the draft Buy-Back
       Agreement between Rio Tinto Limited and THA
       [entitled 2008 RTL-THA Agreement] as specified

S.13   Amend, subject to the consent in writing of               Mgmt          For                            For
       the holder of the special voting shares, by
       deleting in their entirety rule 5A(a)(ii)(E)
       and rule 5A(b); and by deleting in its entirety
       Article 8A(b)(v) and the words for the purpose
       of this Article, the prescribed percentage
       shall be 100% or such lower percentage as the
       Board resolves at the date of the issue of
       the DLC dividend share as specified




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HLDG LTD                                                                              Agenda Number:  701460456
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approval of the annual report [including the              Non-Voting
       remuneration report], financial statements
       and consolidated financial statements for 2007

2.     Ratification of the Board of Directors' actions           Non-Voting

3.     Vote on the appropriation of available earnings           Non-Voting

4.     Amendment of the Articles of Incorporation                Non-Voting

5.1    Re-election of Prof. Bruno Gehrig to the Board,           Non-Voting
       as provided by the Articles of Incorporation

5.2    Re-election of Mr. Lodewijk J.R. De Vink to               Non-Voting
       the Board, as provided by the Articles of Incorporation

5.3    Re-election of Mr. Walter Frey to the Board,              Non-Voting
       as provided by the Articles of Incorporation

5.4    Re-election of Dr. Andreas Oeri to the Board,             Non-Voting
       as provided by the Articles of Incorporation

6.     Election of the Statutory and the Group Auditors          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HOLDING AG, BASEL                                                                     Agenda Number:  701139087
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Mar-2007
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 352271 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU

1.     Approve the annual report, financial statements           Non-Voting
       and the consolidated financial statements for
       2006

2.     Ratify the Board of Directors actions                     Non-Voting

3.     Approve the allocation of income and dividends            Non-Voting
       of CHF 3.40 per share

4.1    Elect Prof. Pius Baschera as a new Member of              Non-Voting
       the Board for a term of 4 years as provided
       by the Articles of Incorporation

4.2    Elect Dr. Wolfgang Ruttenstorfer as a new Member          Non-Voting
       of the Board for a term of 4 years as provided
       by the Articles of Incorporation

5.     Elect KPMG Klynveld Peat Marwick Goerdeler SA             Non-Voting
       as the Statutory and Group Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITOR NAME. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 21 FEB 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC                                                            Agenda Number:  701175994
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 31 DEC 2006              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Approve the remuneration report contained within          Mgmt          For                            For
       the report and accounts for the FYE 31 DEC
       2006

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. L.K. Fish as a Director                      Mgmt          For                            For

5.     Re-elect Sir. Fred Goodwin as a Director                  Mgmt          For                            For

6.     Re-elect Mr. A.S. Hunter as a Director                    Mgmt          For                            For

7.     Re-elect Mr. C.J. Koch as a Director                      Mgmt          For                            For

8.     Re-elect Mr. J.P. MacHale as a Director                   Mgmt          For                            For

9.     Re-elect Mr. G.F. Pell as a Director                      Mgmt          For                            For

10.    Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

11.    Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

12.    Grant authority a bonus issue                             Mgmt          For                            For

13.    Approve to renew the Directors  authority to              Mgmt          For                            For
       allot ordinary shares

S.14   Approve to renew the Directors  authority to              Mgmt          For                            For
       allot shares on non-pre-emptive basis

S.15   Approve to allow the purchase of its own shares           Mgmt          For                            For
       by the Company

16.    Approve the 2007 Executive Share Option Plan              Mgmt          For                            For

17.    Approve the 2007 Sharesave Plan                           Mgmt          For                            For

18.    Approve to use the Company s website as a means           Mgmt          For                            For
       of communication in terms of the Companies
       Act 2006




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701332114
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Aug-2007
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition by the RBS Group of              Mgmt          For                            For
       the ABN AMRO Businesses [as specified] through
       RFS Holdings B.V. ['RFS Holdings'] making a
       public offer or offers for [or otherwise acquiring]
       shares in the capital of ABN AMRO Holding -N.V.
       ['ABN AMRO'] on the terms and subject to the
       conditions of the offers set out in the offer
       documents published by RFS Holdings on 20 JUL
       2007 [the 'Offer Documents'] or through RFS
       Holdings making any revised or new offer or
       offers for ABN AMRO or entering into other
       agreements to acquire shares in ABN AMRO, provided,
       that the terms of any such revised or new offer
       or offers or other agreements do not result
       in consideration being offered which is materially
       higher than the consideration offered under
       the offers set out in the offer documents [the
       offers set out in the Offer Documents and/or
       any such revised or new offer or offers being
       the 'Offers']; to authorize the Directors [or
       a Committee of the Directors], to agree ,with
       Fortis and Santander any waivers, extensions,
       non-material amendments or variations to the
       terms and conditions of the offers or such
       other agreements and to execute such documents
       and do all conditions of the offers or such
       agreements and to execute such documents and
       do all such things as they may consider to
       be necessary or desirable to implement and
       give effect to the offers or any matters incidental
       thereto; that, subject to, and immediately
       upon RFS Holdings announcing that all the conditions
       to the Offers are fulfilled or waived [other
       than any condition relating to the admission
       of any new ordinary shares in the capital of
       the Company to be issued pursuant to, in connection
       with, or for the purposes of the Offers to
       the Official List of the UK Listing Authority
       and to trading an the London Stock Exchange],
       the authorized share capital be increased from
       GBP 2,878,587,005.50 to GBP 3,017,622,930.50
       by the creation of 556,143,700 new ordinary
       shares of 25pence each; to authorize the Directors,
       subject to and immediately upon RFS Holdings
       announcing that all the conditions to the offers
       are, fulfilled or waived [other than ,any condition
       relating, to the admission of, the new ordinary
       shares in the capital of the Company to be
       issued pursuant to, in connection with or for
       the purposes of the offers to the Official
       List of the UK Listing Authority and to trading
       on the London Stock Exchange] and in addition
       and without prejudice to the power conferred
       on the Directors by paragraph (1) of Article
       13(B) of the Articles of Association, in substitution
       for any existing authority and pursuant to
       Section 80 of the Companies Act 1985, to allot,
       grant options over, offer or otherwise deal
       with or dispose of any relevant securities
       [Section 80] up to an aggregate nominal amount
       of GBP 139,035,925; [Authority expires on 10
       AUG 2008]; and the Directors may make allotments
       during the relevant period which may be exercised
       after the relevant period; and for the purposes
       of this resolution words and expressions defined
       in or for the purposes of Part IV of the Act
       shall bear the same meanings herein




--------------------------------------------------------------------------------------------------------------------------
 RWE AG                                                                                      Agenda Number:  701157617
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 28 MAR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the approved financial statements         Non-Voting
       of RWEA Aktiengesellsehaft and the Group for
       the FYE 31 DEC 2006 with the combined review
       of operations of RWE Aktiengesellsehaft and
       the Group, the proposal for the appropriation
       of distributable profit, and the Supervisory
       Board Report for fiscal 2006

2.     Appropriation of distributable profit                     Mgmt          For                            For

3.     Approval of the Acts of the Executive Board               Mgmt          For                            For
       for fiscal 2006

4.     Approval of the Acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2006

5.     Appointment of Pricewaterhousecoopers AG, as              Mgmt          For                            For
       the Auditors for fiscal 2007

6.     Authorization to implement share buybacks                 Mgmt          For                            For

7.     Amendment of Article 3 of the Articles of Incorporation   Mgmt          For                            For
       [FY, announcements, venue]

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701189638
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2007
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the financial and consolidated financial          Mgmt          For                            For
       statements at 31 DEC 06, the Board of Directors
       and the Board of Auditors  reports, the audit
       firm report and approve to allocate profits

O.2    Approve the Stock Option Plan                             Mgmt          For                            For

O.3    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       purchase maximum 2.500.000 own shares during
       a period of 18 months starting from the date
       of the meeting resolution

O.4    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       dispose maximum 2.500.000 own shares in favour
       of Incentive Stock Option Plan 2007

O.5    Approve to extend the appointment of PricewaterhouseCoopersMgmt          For                            For
       as the audit firm for the FY s 2007-2012

O.6    Approve the Insurance Policy against managerial           Mgmt          For                            For
       and professional risks of the Directors and
       the Auditors

E.1    Amend the Articles 13, 19, 20, 21, 27 of the              Mgmt          For                            For
       Company s By-Law




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701498013
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 21 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, the Auditors and the audit
       firm report

2.     Approve the allocation of profit                          Mgmt          For                            For

3.     Approve the Stock Option Plan for the year 2008           Mgmt          For                            For

4.     Grant authority to buy back own shares                    Mgmt          For                            For

5.     Grant authority to dispose own shares for Stock           Mgmt          For                            For
       Option Plan for the year 2008

6.     Appoint the Board of Directors and Chairman,              Mgmt          For                            For
       determination of their components term and
       emoluments

7.     Appoint the Board of the Auditors and Chairman,           Mgmt          For                            For
       determination of regular Auditors and Chairman
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO., LTD.                                                               Agenda Number:  932630204
--------------------------------------------------------------------------------------------------------------------------
    Security:  796050888                                                             Meeting Type:  Annual
      Ticker:  SSNHY                                                                 Meeting Date:  28-Feb-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEET, INCOME STATEMENT           Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS (DRAFT) FOR THE 38TH FISCAL YEAR (FROM
       JANUARY 1, 2006 TO DECEMBER 31, 2006), AS SET
       FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED
       HEREWITH.

2A     APPOINTMENT OF INDEPENDENT DIRECTORS: MR. GORAN           Mgmt          For                            For
       S. MALM AND MR. KAP-HYUN LEE.

2B     APPOINTMENT OF EXECUTIVE DIRECTOR: MR. HAK-SOO            Mgmt          For                            For
       LEE.

2C     APPOINTMENT OF MEMBERS OF AUDIT COMMITTEE: MR.            Mgmt          For                            For
       KAP-HYUN LEE.

03     APPROVAL OF THE LIMIT ON THE REMUNERATION FOR             Mgmt          For                            For
       DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO., LTD.                                                               Agenda Number:  932823859
--------------------------------------------------------------------------------------------------------------------------
    Security:  796050888                                                             Meeting Type:  Annual
      Ticker:  SSNHY                                                                 Meeting Date:  28-Mar-2008
        ISIN:  US7960508882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEET, INCOME STATEMENT           Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS (DRAFT) FOR THE 39TH FISCAL YEAR (FROM
       JANUARY 1, 2007 TO DECEMBER 31, 2007), ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     APPROVAL OF THE LIMIT ON THE REMUNERATION FOR             Mgmt          For                            For
       DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 SAP AG                                                                                      Agenda Number:  932675828
--------------------------------------------------------------------------------------------------------------------------
    Security:  803054204                                                             Meeting Type:  Annual
      Ticker:  SAP                                                                   Meeting Date:  10-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     RESOLUTION ON THE APPROPRIATION OF THE RETAINED           Mgmt          For
       EARNINGS OF THE FISCAL YEAR 2006

03     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For
       OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2006

04     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For
       OF THE SUPERVISORY BOARD IN THE FISCAL YEAR
       2006

05     APPOINTMENT OF THE AUDITOR OF THE FINANCIAL               Mgmt          For
       STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR
       THE FISCAL YEAR 2007

6A     ELECTION TO THE SUPERVISORY BOARD: PEKKA ALA-PIETILA      Mgmt          For

6B     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       WILHELM HAARMANN

6C     ELECTION TO THE SUPERVISORY BOARD: DR. H.C.               Mgmt          For
       HARTMUT MEHDORN

6D     ELECTION TO THE SUPERVISORY BOARD: PROF. DR-ING.          Mgmt          For
       DR H.C. DR.-ING. E.H. JOACHIM MILBERG

6E     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       H.C. MULT. HASSO PLATTNER

6F     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       DR. H.C. MULT. AUGUST-WILHELM SCHEER

6G     ELECTION TO THE SUPERVISORY BOARD: DR. ERHART             Mgmt          For
       SCHIPPOREIT

6H     ELECTION TO THE SUPERVISORY BOARD: PROF. DR-ING.          Mgmt          For
       DR-ING. E.H. KLAUS WUCHERER

07     RESOLUTION ON THE AUTHORIZATION TO ACQUIRE AND            Mgmt          For
       USE TREASURY SHARES

08     RESOLUTION ON THE AUTHORIZATION TO USE EQUITY             Mgmt          Against
       DERIVATIVES IN CONNECTION WITH THE ACQUISITION
       OF TREASURY SHARES

09     APPROVAL OF MAKING INFORMATION AVAILABLE TO               Mgmt          For
       SHAREHOLDERS BY MEANS OF TELECOMMUNICATION
       AND AMENDING CLAUSE 3 OF THE ARTICLES




--------------------------------------------------------------------------------------------------------------------------
 SAP AG                                                                                      Agenda Number:  932889011
--------------------------------------------------------------------------------------------------------------------------
    Security:  803054204                                                             Meeting Type:  Annual
      Ticker:  SAP                                                                   Meeting Date:  03-Jun-2008
        ISIN:  US8030542042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     RESOLUTION ON THE APPROPRIATION OF THE RETAINED           Mgmt          For                            For
       EARNINGS OF THE FISCAL YEAR 2007

03     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For                            For
       OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2007

04     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For                            For
       OF THE SUPERVISORY BOARD IN THE FISCAL YEAR
       2007

05     APPOINTMENT OF THE AUDITOR OF THE FINANCIAL               Mgmt          For                            For
       STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR
       THE FISCAL YEAR 2008

06     ELECTION TO THE SUPERVISORY BOARD                         Mgmt          Against                        Against

7A     RESOLUTION ON THE AUTHORIZATION TO ACQUIRE AND            Mgmt          For                            For
       USE TREASURY SHARES, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT

7B     RESOLUTION ON THE AUTHORIZATION TO USE EXISTING           Mgmt          For                            For
       TREASURY SHARES, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT

08     RESOLUTION ON THE AUTHORIZATION TO USE EQUITY             Mgmt          Against                        Against
       DERIVATIVES IN CONNECTION WITH THE ACQUISITION
       OF TREASURY SHARES

9A     RESOLUTION ON THE AMENDMENT OF SECTION 4 OF               Mgmt          For                            For
       THE ARTICLES OF INCORPORATION DUE TO THE EXPIRY
       OF AUTHORIZED CAPITAL III

9B     RESOLUTION ON THE AMENDMENT OF SECTION 23 OF              Mgmt          For                            For
       THE ARTICLES OF INCORPORATION, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701062503
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Oct-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.S.1  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of Section 85(2) of the Companies Act, 1973
       (Act 61 of 1973), as amended  Act , the Listings
       Requirements of the JSE Limited  JSE  and the
       Article 5 of the Company s Articles of Association,
       to purchase 60,111,477 ordinary no par value
       shares in the issued ordinary share capital
       of the Company from Sasol Investment Company
       Proprietary  Limited at the closing price
       of a Sasol ordinary share on the JSE on the
       business day prior to the registration of this
       Special Resolution with the Registrar of Companies

2.S.2  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of the authority granted in the Articles of
       Association of the Company, to approve and
       implement the purchase by the Company, or by
       any of its subsidiaries, of the Company s ordinary
       shares, upon such terms and conditions and
       in such amounts as the Directors of the Company
       and, in the case of an acquisition by a subsidiary(ies),
       the Directors of the subsidiary(ies)  may from
       time to time decide, subject to the provisions
       of the Act and the Listings Requirements of
       the JSE, provided: that any repurchase of shares
       in terms of this authority be effected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between the Company and the
       counter-party; that at any point in time, only
       one agent will be appointed to effect the repurchases
       on behalf of the Company; that the repurchase
       may only be effected, after the repurchase,
       the Company still complies with the minimum
       spread requirements stipulated in the Listings
       Requirements of the JSE; that the acquisition
       of shares in anyone FY be limited to 10% of
       the issued share capital of the Company as
       at the beginning of the FY, provided that any
       subsidiary(ies) may acquire shares to a maximum
       of 10% in the aggregate of the shares of the
       Company; that any acquisition of shares in
       terms of this authority may not be made at
       a price greater than 10% above the weighted
       average market value of the shares over the
       5 business days immediately preceding the date
       on which the acquisition is effected; that
       the repurchase of shares may not be effected
       during a prohibited period, as defined in the
       Listings Requirements of the JSE; that an announcement
       containing full details of the acquisitions
       of shares will be published as soon as the
       Company and/or its subsidiary(ies) has/have
       acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this Special Resolution is considered and,
       if approved, passed, and for each 3%, in aggregate,
       of the aforesaid initial number acquired thereafter;
       Authority expires earlier of the conclusion
       of the next AGM of the Company or 15 months

3.O.1  Authorize any Director or the Secretary of the            Mgmt          For                            For
       Company to do all such things and sign all
       such documents as are necessary to give effect
       to Special Resolution 1 and 2

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND DETAILED AGENDA. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701096100
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       of the Company and of the Group for the YE
       30 JUN 2006, together with the reports of the
       Directors and the Auditors

2.1    Re-elect Mr. E. Le R. Bradley as a Director,              Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.2    Re-elect Mr. B. P. Connellan as a Director,               Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.3    Re-elect Mr. P. V. Cox as a Director, who retires         Mgmt          For                            For
       in terms of Articles 75(d) and 75(e) of the
       Company s Articles of Association

2.4    Re-elect Mr. L. P. A. Davies as a Director,               Mgmt          Against                        Against
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.5    Re-elect Mr. M. S. V. Gantsho as a Director,              Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.6    Re-elect Mr. J. E. Schrempp as a Director, who            Mgmt          For                            For
       retires in terms of Articles 75(d) and 75(e)
       of the Company s Articles of Association

3.1    Re-elect Mr. H. G. Dijkgraaf as a Director,               Mgmt          For                            For
       who retires in terms of Article 75(h) of the
       Company s Articles of Association

3.2    Re-elect Mr. A. M. Mokaba as a Director, who              Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.3    Re-elect Mr. T. S. Munday as a Director, who              Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.4    Re-elect Mr. T. H. Nyasulu as a Director, who             Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.5    Re-elect Mr. K. C. Ramon as a Director, who               Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

4.     Re-appoint KPMG, Inc as the Auditors                      Mgmt          For                            For

5.S.1  Authorize the Directors of the Company to approve         Mgmt          For                            For
       the purchase by the Company, or by any of its
       subsidiaries of the Company s share, limited
       to a maximum of 10% of the Company s issued
       share capital of the shares in the applicable
       class at the time;  Authority expires at the
       next AGM of the Company

6.O.1  Approve the revised annual fees payable by the            Mgmt          For                            For
       Company or subsidiaries of the Company to the
       Non-Executive Directors of the Company with
       effect from 01 JUL 2006

7.     Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE RECORD DATE AND A NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701203678
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86921107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 366825 DUE TO AN ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Approve the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the company s financial statements
       for the YE 2006, as presented, showing net
       income of EUR 887,824,631.27

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: income for the FY: EUR 887,824,631.27
       retained earnings: EUR 275,145,487.67 distributable
       income: EUR 1,162,970,118.94 dividend: EUR
       683,095,044.00 retained earnings: EUR 479.875,074.94
       total: EUR 1,162,970,118.94 the shareholders
       will receive a net dividend of EUR 3.00 per
       share of a par value of EUR 8.00, will entitle
       to the 40 deduction provided by the French
       Tax Code; in the event that the company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last three FY the dividends paid, were
       as follows: EUR 1.1 for FY 2003 with a tax
       credit of EUR 0.55 EUR 1.8 for FY 2004 with
       an allowance of 50% EUR 2.25 for FY 2005 with
       an allowance of 40%

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, the agreement concerning
       the protocol of agreement between Schneider
       Electric Sa and the Axa Group which has been
       signed during a prior FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code, the commitments
       and the agreement referred to therein, concerning
       Mr. Jean-Pascal Tricoire

O.6    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 22,769,834 shares maximum funds
       invested in the share buybacks: EUR 2,960,078,420.00;
       aAuthority is given for an 18-month perioda

E.7    Amend Article number 11 of the By-Laws in order           Mgmt          For                            For
       to plan the appointment of a Board of Directors
       Member representing the employees who are
       shareholder s according to the Article L.225-71
       of the French Commercial Code

E.8    Amend Article number 11 of the By-Laws in order           Mgmt          Against                        Against
       to insure the employees representation of the
       French Companies of the Group at the Supervisory
       Board

E.9    Approve to increase the capital, on 1 or more             Mgmt          For                            For
       occasions, in France or abroad; by a maximum
       nominal amount of EUR 500,000,000.00; by issuance,
       with preferred subscription rights maintained,
       of common shares and securities giving access
       to the capital; the maximum nominal amount
       of debt securities which maybe issued shall
       not exceed EUR 1,500,000,000.00; the authority
       is granted for a 26-month period; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities; this
       delegation of powers supersedes the unused
       amounts of any and all earlier delegations
       to the same effect

E.10   Approve to increase the capital, on 1 or more             Mgmt          For                            For
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 300,000,000.00, by issuance,
       with preferred subscription rights cancelled,
       of common shares and securities giving access
       to the capital; this amount shall count against
       the total limit fixed by the resolution no
       9; the authority is granted for a 26-month
       period; the shareholders meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       the unused amounts of any and all earlier delegations
       to the same effect

E.11   Approve to increase the number of securities              Mgmt          For                            For
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders decided in accordance with
       the resolutions no 19 and 20, in the event
       of a surplus demand; this delegation is granted
       for a 26-month period; the shareholders  meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish,
       all necessary formalities

E.12   Approve that the issues decided in accordance             Mgmt          For                            For
       with the resolution no 10 may be used in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company, in the limit of
       10% of the capital share; the shareholders
       meeting delegates all powers to the Supervisory
       Board to increase the share capital, up to
       10% of the share capital, by way of issuing
       shares or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; the authority is granted for a 26-month
       period; the amount of the capital increases
       carried out shall count against the overall
       value set forth in resolutions no 9 and 10
       the shareholders  meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the employees
       or the Corporate Officers of the Company and
       related companies; they may not represent more
       than 0.5% of the share capital; the present
       delegation is given for a 38-month period;
       this delegation of powers supersedes the amounts
       unused of the authorization given by the general
       meeting proxy services shareholders  meeting
       of 03 MAY 2006 in its 25th resolution; the
       shareholders  meeting delegates all powers
       to the Executive Committee to tax all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 5 year-period and for a nominal amount that
       shall not exceed 5% of the capital; this delegation
       of powers supersedes the amounts unused authorization
       given by the shareholders  meeting of 03 MAY
       2006 in its 26th resolution; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.15   Approve to increase on 1 or more occasions,               Mgmt          For                            For
       in France or abroad, the share capital to a
       maximum nominal amount of 0.5%, by issuance,
       with cancellation of the shareholders preferred
       subscription rights to the profit of any French
       or foreign entity chosen by Schneider Electric;
       the present delegation is given for an 18-month
       period; this amount shall count against the
       overall value set forth in resolutions number
       10 and 14; the shareholders meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       the amounts unused of authorization given by
       the shareholders meeting in 03 MAY 2006 in
       its 26th resolution

E.16   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve that the shareholders  general assembly
       suppresses, in Article 19 of the Company Articles
       of Association, derogation No.2 of Indent 2,
       which limits recognition of shareholders  voting
       rights in the general assembly as from 10%
       of voting rights




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701483252
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86921107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the company's
       financial statements for the YE in 2007, as
       presented earnings for FY: EUR 226,643,349.81

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the income for the FY be appropriated
       as follows: income for the FY: EUR 226,643,349.81;
       legal reserve: EUR 3,589,169.00; retained earnings:
       EUR 483,791,510.94; distributable income: EUR
       706,845,691.75; share premium: EUR 102,642,216,05
       the shareholders will receive a net dividend
       of EUR 3.30 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid as from 01 JAN 2008
       as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225.40 of
       the French Commercial Code, and approve the
       agreements entered into which remained in force
       during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-88 of
       the French Commercial Code, and approve the
       presented Agreement relating to the possible
       allowances due to Jean-Pascal Tricoire in case
       of cessation of his duties next to a change
       of capital of the Company

O.6    Appoint Mr. Leo apotheker as a Member of the              Mgmt          For                            For
       Supervisory Board, for a 4-year period, in
       replacement to Mr. Rene De La Serre

O.7    Approve to renew the appointment of Mr. Jerome            Mgmt          For                            For
       Gallot as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Willy             Mgmt          For                            For
       Kissling as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Piero             Mgmt          For                            For
       Sierra as a Member of the Supervisory Board
       for a 4-year period

O.10   Ratify the Co-optation of Mr. G. Richard Thoman           Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2011

O.11   Appoint Mr. Roland Barrier as a Member of the             Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.12   Appoint Mr. Claude Briquet as a Member of the             Mgmt          For                            For
       Supervisory Board, representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.13   Appoint Mr. Alain Burq as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period

O.14   Appoint Mr. Rudiger Gilbert as a Member of the            Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.15   Appoint Mr. Cam Moffat as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period, in replacement to Mr. Alain
       Burq

O.16   Appoint Mr. Virender Shankar as a Member of               Mgmt          Against                        Against
       the Supervisory Board representing employee
       shareholders, for a 4-year period, in replacement
       to Mr. Alain Burq

O.17   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions as specified: maximum purchase
       price: EUR 130.00, maximum number of shares
       to be acquired: 10% of the capital share, maximum
       funds invested in the share buybacks: EUR 3,188,891,680.00;
       this authorization is given for a 18-month
       period

E.18   Amend the Article number 23 of the Bylaws relating        Mgmt          For                            For
       to the conditions of participation to shareholders
       general meetings

E.19   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10 % of the share capital over
       a 24-month period; this authorization is given
       for a 24-month period

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the company who are
       Members of a Company Savings Plan this delegation
       is given for a 60-month period and for a nominal
       amount that shall not exceed 5 of the share
       capital; to cancel the shareholders preferential
       subscription rights in favour of employees
       and Corporate officers of the Company who are
       Members of a Company Savings Plan; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 26 APR
       2008 in the Resolution number 14; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan no preferential
       subscription rights will be granted; this delegation
       is given or a 18-month period and for a nominal
       amount that shall not exceed 0,5 of the capital
       share; authorization if given for a 18- month
       period to set the issue price of the ordinary
       shares or securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholders'; meeting; this amount shall
       count against the overall value set forth in
       Resolution umber 10 of the share holders meeting
       of 26 APR 2007 and Number 20 of the present
       general meeting; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution Number 15

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701047222
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8063F106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  01-Sep-2006
        ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect the retiring Director                            Mgmt          For                            For

2.     Ratify and approve the Contracts and the transactions     Mgmt          For                            For
       contemplated thereunder and authorize the Board
       of Directors to take all such actions as it
       considers necessary or desirable to implement
       and give effect to the Contracts and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SHARP CORPORATION                                                                           Agenda Number:  701235865
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71434112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3359600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

3.26   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU CHEMICAL CO.,LTD.                                                                 Agenda Number:  701620901
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72810120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3371200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701281139
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74229105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701620545
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74229105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  701427785
--------------------------------------------------------------------------------------------------------------------------
    Security:  D69671218                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Receive Supervisory Board report, Corporate               Non-Voting
       Governance report, remuneration report, and
       compliance report for fiscal 2006/ 2007

2.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2006/2007

3.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.60 per share

4.1    Postpone discharge of former Management Board             Mgmt          For                            For
       Member Mr. Johannes Feldmayer

4.2    Approve discharge of former Management Board              Mgmt          Against                        Against
       Member Mr. Klaus Kleinfeld (until June 30,
       2007)

4.3    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Peter Loescher (as of July 1, 2007)

4.4    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Heinrich Hiesinger (as of June 1, 2007)

4.5    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Joe Kaeser for fiscal 2006/2007

4.6    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Rudi Lamprecht for fiscal 2006/2007

4.7    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Eduardo Montes for fiscal 2006/2007

4.8    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Juergen Radomski for fiscal 2006/2007

4.9    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Erich Reinhardt for fiscal 2006/2007

4.10   Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Hermann Requardt for fiscal 2006/2007

4.11   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Uriel Sharef for fiscal 2006/2007

4.12   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Klaus Wucherer for fiscal 2006/2007

4.13   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Johannes Feldmayer (until September 30,
       2007), if discharge should not be postponed

5.1    Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Heinrich von Pierer (until April 25,
       2007)

5.2    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Gerhard Cromme for fiscal 2006/2007

5.3    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Ralf Heckmann for fiscal 2006/2007

5.4    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Josef Ackermann for fiscal 2006/2007

5.5    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Lothar Adler for fiscal 2006/2007

5.6    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Gerhard Bieletzki for fiscal 2006/2007

5.7    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. John Coombe for fiscal 2006 /2007

5.8    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Hildegard Cornudet for fiscal 2006/2007

5.9    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Birgit Grube for fiscal 2006/2007

5.10   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Bettina Haller (as of April 1, 2007)

5.11   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Heinz Hawreliuk for fiscal 2006/2007

5.12   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Berthold Huber for fiscal 2006/2007

5.13   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Walter Kroell for fiscal 2006 /2007

5.14   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Michael Mirow (as of April 25, 2007)

5.15   Approve discharge of former Supervisory Board             Mgmt          For                            For
       Member Mr. Wolfgang Mueller (until January
       25, 2007)

5.16   Approve discharge of former Supervisory Board             Mgmt          For                            For
       Member Mr. Georg Nassauer (until March 31,
       2007)

5.17   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Thomas Rackow for fiscal 2006/2007

5.18   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Dieter Scheitor (as of January 25, 2007)

5.19   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Albrecht Schmidt for fiscal 2006/2007

5.20   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Henning Schulte-Noelle for fiscal 2006/
       2007

5.21   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Peter von Siemens for fiscal 2006/2007

5.22   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Jerry Speyer for fiscal 2006/2007

5.23   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Lord Iain Vallance of Tummel for fiscal 2006
       /2007

6.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for fiscal 2007/2008

7.     Authorize Share Repurchase Program and reissuance         Mgmt          For                            For
       or cancellation of Repurchased Shares

8.     Authorize use of Financial Derivatives of up              Mgmt          For                            For
       to 5% of Issued Share Capital when Repurchasing
       Shares

9.1    Elect Josef Ackermann to the Supervisory Board            Mgmt          For                            For

9.2    Elect Jean-Louis Beffa to the Supervisory Board           Mgmt          For                            For

9.3    Elect Gerd von Brandenstein to the Supervisory            Mgmt          For                            For
       Board

9.4    Elect Gerhard Cromme to the Supervisory Board             Mgmt          For                            For

9.5    Elect Michael Diekmann to the Supervisory Board           Mgmt          For                            For

9.6    Elect Hans Michael Gaul to the Supervisory Board          Mgmt          For                            For

9.7    Elect Peter Gruss to the Supervisory Board                Mgmt          For                            For

9.8    Elect Nicola Leibinger- Kammueller to the Supervisory     Mgmt          For                            For
       Board

9.9    Elect Hakan Samuelsson to the Supervisory Board           Mgmt          For                            For

9.10   Elect Lord Iain Vallance of Tummel to the Supervisory     Mgmt          For                            For
       Board

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701102054
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8126R105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2006
        ISIN:  GB0000403740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Articles of Association regarding: rights           Mgmt          For                            For
       of ordinary shares on a winding up

2.     Approve to reduce and subsequent increase in              Mgmt          For                            For
       share capital capitalize reserves of GBP 50,000
       increase authorized share capital convert cancellation
       reserve issue equity with and without rights

3.     Amend Articles of Association pursuant to the             Mgmt          For                            For
       redenomination

4.     Authorize the Directors to issue of equity or             Mgmt          For                            For
       equity-linked securities with pre-emptive rights
       up to aggregate nominal amount of USD 5,452,820

5.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 817,920

6.     Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares of 171,400,507 new dollar
       shares




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701244686
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8126R113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2007
        ISIN:  GB00B1HTFP68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts, the               Mgmt          For                            For
       Auditor s and the Directors  reports thereon,
       for the YE 03 FEB 2007

2.     Approve the Director s remuneration report for            Mgmt          For                            For
       the YE 03 FEB 2007

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Brook Land as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Robert Blanchard as a Director               Mgmt          For                            For

6.     Re-elect Mr. Walker Boyd as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Dale Hillpert as a Director                  Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company to hold Office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to determine its remuneration

9.     Authorize the Directors pursuant to Section               Mgmt          For                            For
       80 of the Companies Act 1985 to exercise all
       powers of the Company to allot relevant securities
       aas specified in that Sectiona up to an aggregate
       nominal amount of GBP 5,110,376;aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2008 or on 06 SEP
       2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors subject to the passing            Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash
       pursuant to the authority conferred by Resolution
       9, or by way of a sale of treasury shares disapplying
       the statutory pre-emption rights aSection 89(1)
       of the Acta, provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 766,556; aAuthority expires
       unless previously renewed, varied or revoked
       by the Company in general meeting at such time
       as the general authority conferred on the Directors
       by Resolution 9 expiresa; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases aSection 163(3) of the Acta of up
       to 170,345,896 ordinary shares of 0.9 US cents
       each in the capital of the Company, at a minimum
       price of 0.9 US cents and not more than 105%
       above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 06 SEP 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Adopt the new Articles of Association as specified        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701282787
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75734103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

7      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701620228
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75734103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW GROUP P L C                                                                  Agenda Number:  701506567
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          Against                        Against
       for the YE 31 DEC 2007

3.     Approve the 2007 first interim dividend of USD            Mgmt          For                            For
       4.51 per ordinary share and to confirm the
       2007 second interim dividend of USD 7.38 per
       ordinary share

4.     Re-elect Mr. John Buhanan as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Dr. Pamela J. Kibry as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. Brian Larcombe as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Dr. Rolf W.H Stomberg as a Director              Mgmt          For                            For
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

10.    Approve to renew the Director's authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 80], amount
       for this period be USD 50,194,406; [Authority
       expires the until the conclusion of the next
       AGM of the Company in 2009 or 01 AUG 2009]

S.11   Authorize the Directors' to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 89], amount
       for this period be USD 9,482,121; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 01 AUG 2009]

S.12   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985[the Act],
       to make market purchases [Section 163[3]of
       the Act] of up to 94,821,208; [10% issued share
       capital as at 12 MAR 2008] of 20 Us cents each
       the capital of the Company, more than 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; [Authority expires at
       the conclusion of the AGM of the Company in
       2009 or 01 AUG 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.13   Adopt the Articles of association of the Company          Mgmt          For                            For
       as specified

14.    Approve to increase the limit on individual               Mgmt          For                            For
       participation under the performance share plan,
       so that the initial market value of the shares
       to an award shall not exceed 150% of the participant's
       basic annual salary at the time the award is
       made




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW PLC                                                                          Agenda Number:  701190718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2006 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Approve the 2006 first interim dividend of 4.1            Mgmt          For                            For
       pence per ordinary share and to confirm the
       2006 second interim dividend of 6.71 pence
       per ordinary share

4.     Re-elect Sir Christopher O Donnell as a Director          Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Adrian Hennah as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. Warren Knowlton as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard De Schutter as a Director            Mgmt          For                            For
       of the Company

8.     Re-elect Dr. Rolf Stomberg as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

11.    Approve to renew the Director s authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 80a, amount
       for this period be USD 52,542,311; aAuthority
       expires the until the conclusion of the next
       AGM of the Company in 2008 or 02 AUG 2008a

S.12   Authorize the Directors  to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 89a, amount
       for this period be USD 9,427,032; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 02 AUG 2008a

S.13   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985athe Acta,
       to make market purchases aSection 163a3aof
       the Acta of up to 94,270,325; a10% issued share
       capitala of 20p each the capital of the Company,
       more than 105% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company or 02 AUG 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Amend the Articles 140.2, 140.3 of the Articles           Mgmt          For                            For
       of Association, as specified

S.15   Amend the Article 108.2 of the Articles of Association    Mgmt          For                            For
       as specified, the Directors shall restrict
       the borrowings of the Company as specified,
       such exercise they can securel that the aggregate
       amounts for the time beings remaining undischarged
       of all moneys borrowed by the Group as specified,
       exceed the sum of USD 6,500,000,000

16.    Authorize the Company to use electronic means             Mgmt          For                            For
       to convey information to his shareholders,
       including, but not limited to, sending and
       supplying documents are information to his
       shareholders by making them available on website




--------------------------------------------------------------------------------------------------------------------------
 STMICROELECTRONICS NV                                                                       Agenda Number:  701188408
--------------------------------------------------------------------------------------------------------------------------
    Security:  N83574108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000226223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order and opening                                 Non-Voting

2.     Receive the report of our Managing Board on               Mgmt          Abstain                        Against
       the 2006 FY and discussion thereof

3.     Receive the report of our Supervisory Board               Mgmt          Abstain                        Against
       on the 2006 FY and discussion thereof

4.a    Adopt the Company s statutory annual accounts             Mgmt          For                            For
       for the 2006 FY

4.b    Adopt a dividend of USD 0.30 per ordinary share           Mgmt          For                            For

4.c    Grant discharge to the Sole Member of the Company         Mgmt          For                            For
       s Managing Board

4.d    Grant discharge to the Members of the Company             Mgmt          For                            For
       s Supervisory Board

5.     Appoint 2 Members of the Company s Supervisory            Mgmt          Against                        Against
       Board

6.     Approve the modification of the Stock - Based             Mgmt          Against                        Against
       Compensation Plan for the Members and Professionals
       of the Company s Supervisory Board

7.     Approve the Stock-based portion of the compensation       Mgmt          Against                        Against
       of the Company s President and CEO

8.     Authorize the Supervisory Board, for 5 years              Mgmt          Against                        Against
       as of our 2007 AGM, of the authority to issue
       new shares, to grant rights to subscribe for
       new shares and to limit and/or exclude existing
       shareholders  pre-emptive rights

9.     Authorize the Company s Managing Board, for               Mgmt          For                            For
       18 months as of the Company s 2007 AGM, to
       repurchase the Company s shares, subject to
       the approval of the Company s Supervisory Board

10.    Amend the Company s Articles of Association               Mgmt          For                            For

11.    Question time                                             Non-Voting

12.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SUEZ SA                                                                                     Agenda Number:  701500503
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90131115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the net income for the 2007 FY is of              Mgmt          For                            For
       EUR 5,760,911,877.77 and the retained earnings
       of EUR 0.00, the recommendations of the Board
       of Directors and resolves that the income for
       the FY be appropriated as follows: Statutory
       Dividend [EUR 0.10 per share]: EUR 130,704,352.00
       Additional Dividend [EUR 1.26 per share] EUR
       1,646,874,837.72 Dividends: EUR 1,777,579,189.92,
       other reserves account: EUR 3,983,332,687.85;
       the shareholders will receive a net dividend
       of EUR 1.36 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008, as required By Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 0.79 for FY 2004 EUR 1.00 for
       FY 2005, EUR 1.20 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.38 of
       the French Commercial Code; and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Appoint Mr. Edmond Alphandery as a Director               Mgmt          For                            For
       for a 4-year period

O.6    Appoint Mr. Rene Carron as a Director for a               Mgmt          Against                        Against
       4-year period

O.7    Appoint Mr. Etienne Davignon as a Director for            Mgmt          Against                        Against
       a 4-year period

O.8    Appoint Mr. Albert Frere as a Director for a              Mgmt          Against                        Against
       4-year period

O.9    Appoint Mr. Jean Peyrelevade as a Director for            Mgmt          Against                        Against
       a 4-year period

O.10   Appoint Mr. Thierry De Rudder as a Director               Mgmt          Against                        Against
       for a 4-year period

O.11   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 7,500,000,000.00, the number of shares
       acquired by the Company with a view to their
       retention or their subsequent delivery in payment
       or exchange, as part of an external growth
       operation , cannot exceed 5% of its capital;
       [Authority expires at the end of 18 month period];
       it supersedes the authorization granted by
       the combined shareholders' meeting of 04 MAY
       2007 in its Resolution 10; delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors, in order to             Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of issuing ordinary shares and, or any securities,
       even debt securities, giving access to shares
       of the Company or subsidiaries [the par value
       of the shares issued in accordance with Resolution
       13 shall count against this amount], up to
       a maximum nominal amount of EUR 500,000,000.00
       by way of capitalizing premiums, reserves,
       profits and, or other means, provided that
       such Capitalization is allowed By Law and under
       the By Laws, to be carried out through the
       issue of bonus shares or the raise of the par
       value of the existing shares [ the par value
       of the debt securities issued in accordance
       with Resolution 13 and 14 shall count against
       this amount], [Authority expires at the end
       of 26 month period]; it supersedes the authorizations
       granted by the combined shareholders' meeting
       of 05 MAY 2006, if its Resolution 7

E.13   Authorize to the Board of Directors the necessary         Mgmt          For                            For
       powers to increase the capital, 1 or more occasions,
       in France or abroad, by issuance, without pre
       emptive subscription rights, of ordinary shares
       and, or any securities [even debt securities]
       giving access to shares of the Company or subsidiaries
       or, shares of the Company to which shall give
       right securities to be issued by subsidiaries
       the maximum nominal amount of shares which
       may be issued shall not exceed EUR 500,000,000.00
       [the par value of the debt securities issued
       in accordance with Resolutions 12, shall count
       against this amount] the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 5,000,000,000.00, [Authority
       expires at the end of 26 month period] it supersedes
       the authorizations granted by the combined
       shareholders' meeting of 05 MAY 2006, in Its
       Resolution 8

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of hybrid debt securities the maximum nominal
       amount of the issues, if the present delegation
       is utilized by the Board of Directors, shall
       not exceed EUR 5,000,000,000.00 [the par value
       of the debt securities issued in accordance
       with resolutions 12 and 13, shall count against
       this amount] [Authority expires at the end
       of 26 month period]; it supersedes the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006 in its Resolution 11

E.15   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on 1or more
       occasions, by way of issuing shares to be paid
       in cash, in favor of Employees of the Company
       and some related Companies, who are Members
       of a Group Savings Plan and, or of a Voluntary
       Savings Plan for the retirement [the Employees]
       [Authority expires at the end of 26 month period];
       and for a nominal amount that shall not exceed
       2% of the share capital the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favor of the beneficiaries
       above mentioned, to cancels the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006, in its Resolution 12

E.16   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on1 or more
       occasions, up to a maximum nominal amount of
       EUR 30,000,000.00, by issuance, without pre
       emptive subscription rights, of 15,000,000
       new shares of a par value of EUR 2.00 each
       to cancel the shareholders' preferential subscription
       rights in favor of any entities which only
       subscribe, hold and sell Suez shares or other
       financial instruments the present [Authority
       expires at the end of 18 month period]; to
       cancel the authorization granted by the combined
       shareholders' meeting of 04 MAY 2007, in its
       Resolution 12, to increase the share capital
       in favor of spring multiple 2006 SCA and, or
       any Company which may holds or sells Suez shares;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period [Authority expires at
       the end of 18 month period], it supersedes
       the authorization granted by the combined shareholders'
       meeting of MAY 04 2007, in its Resolution 15;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SUEZ, PARIS                                                                                 Agenda Number:  701189830
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90131115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the Management report of the Board of             Mgmt          For                            For
       Directors and the general report of the Auditors;
       approve the Company s financial statements
       for the YE 31 DEC 2006

O.2    Receive the Management report of the Board of             Mgmt          For                            For
       Directors and the report of the Auditors; approve
       the consolidated financial statements for the
       said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that net earnings for
       the FY of EUR 6,970,079,567.45, plus the retained
       earnings of EUR 0.00, I.E. total of EUR 6,970,079,567.45
       , be appropriated as specified: statutory dividend
       of 5% of the nominal aEUR 0.10 per sharea upon:
       1,277,444,403 existing shares on 31 DEC 2006
       carrying rights to the 2006 dividend: EUR 127,744,440.30
       400,000 new shares carrying rights to the 2006
       dividend, which may be issued in MAR 2007 in
       connection with the reopening of the public
       purchase and exchange periods of Suez on Electrabel
       in favour of the employees: EUR 40,000.00 additional
       dividend aEUR 0.10 per sharea upon these 1,277,844,403
       shares: EUR 1,405,628,843.30 maximum total
       distribution aEUR 1.20 Per Sharea : EUR 1,533,413,283.60
       other reserves account: EUR 5,436,666,283.85;
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code this dividend will be paid on 07 MAY 2007;
       in the event that , on the day the dividends
       are paid, the Company: holds some of its own
       shares, issue less than 400,000 new shares
       carrying rights to the 2006 dividend, the amount
       of the unpaid dividend on such shares shall
       be allocated to the other reserves account;
       as required By-Law

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements Governed by Article L.225-38 of
       the French Commercial Code; approve the agreements
       entered into or carried out during the last
       FY

O.5    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Lagarde as a Director for a 4-years period

O.6    Approve to renew the appointment of Mrs. Anne             Mgmt          Against                        Against
       Lauvergeon as a Director for a 4-years period

O.7    Acknowledge the new corporate name of the Company         Mgmt          For                            For
       Barbier Frinault Et Autres, Statutory Auditor,
       as from 01 JUL 2006: Ernst and Young ET Autres

O.8    Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young ET Autres as the Statutory Auditor for
       a 6-year period

O.9    Appoint the Company Auditex as a Deputy Auditor           Mgmt          For                            For
       for a 6-year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions: maximum purchase price:
       EUR 55.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,000,000,000.00;
       aAuthority expires after 18-monthsa; it supersedes
       the authorization granted by the combined shareholders
       meeting of 05 MAY 2006 in its Resolution 6;
       and to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of warrants
       giving the right to subscribe for 1 or more
       shares in the Company and their allocation,
       free of charge, to all the Company s shareholders;
       the maximum nominal value of ordinary shares
       which may be issued shall not exceed EUR 2,700,000,000.00
       and the maximum number of warrants which may
       be issued shall not exceed the number of outstanding
       shares; this delegation may be used only in
       the event of a public offer concerning the
       Company s shares; aAuthority expires after
       18-monthsa; it cancels and replaces the one
       granted by the combined shareholders  meeting
       of 05 MAY 2006 in its Resolution 10; and to
       take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, by a maximum nominal account of
       EUR 30,000,000.00, by issuance of a maximum
       number of 15,000,000 new shares of a par value
       of EUR 2.00 each; the shareholders  meeting
       decides to cancel the shareholders  preferential
       subscription right in favor of any entity,
       the sole purpose of which is to subscribe,
       hold, sell Suez shares or other financial instruments
       in connection with the implementation of one
       of the multiple formula of Suez Group International
       Employees Shareholding Plan; aAuthority expires
       after 18-monthsa; it cancels the one granted
       by the combined shareholders  meeting of 05
       MAY 2006 in its Resolution 13

E.13   Authorize the Board of Directors, in one or               Mgmt          Against                        Against
       more transactions, to the corporate officers
       and employees of the Company and some related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3% of the share
       capital; aAuthority expires after 38 monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 17 APR 2004 in its Resolution 18;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the corporate officers of the Company and related
       Companies; they may not represent more that
       1% of the share capital; the total number of
       shares thus granted shall count against the
       total number of shares which may be subscribe
       or purchase by virtue of the Resolution 13
       of the combined shareholders  meeting of 04
       MAY 2007; aAuthority expires after 38-monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 13 MAY 2005 in its Resolution 16;
       and to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; aAuthority expires after 18-monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 05 MAY 2006 in its Resolution 14;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Amend Articles 22, 23 and 24 of the Bylaws,               Mgmt          For                            For
       as specified

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the law




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701236324
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77282119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Distribution of Retained Earnings as              Mgmt          For                            For
       Cash Dividends

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisiton Rights           Mgmt          For                            For
       in the Form of Stock Options to the Company
       s Directors

6.     Approve Issuance of New Share Acquisiton Rignts           Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company s Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701601355
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77282119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701301943
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7771X109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Decrease Authorized Capital,Approve    Mgmt          Against                        Against
       Minor Revisions        Related to Class Revisions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932656816
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     APPROVAL OF AMENDMENTS TO EQUITY COMPENSATION             Mgmt          For                            For
       PLANS PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     APPROVAL OF PERFORMANCE STOCK OPTIONS PLEASE              Mgmt          Against                        Against
       READ THE RESOLUTION IN FULL IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.

05     AMENDMENT OF BYLAWS PLEASE READ THE RESOLUTION            Mgmt          For                            For
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932826615
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AMENDMENT AND RESTATEMENT OF SHAREHOLDERS RIGHTS          Mgmt          For                            For
       PLAN. PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     AMENDMENT OF ARTICLES: TWO FOR ONE DIVISION               Mgmt          For                            For
       OF COMMON SHARES. PLEASE READ THE RESOLUTION
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701187886
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-May-2007
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373632, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual financial           Mgmt          For                            For
       statements and the Group consolidated financial
       statements for the year 2006

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee

3.     Approve: to cancel 3,280,293 shares, acquired             Mgmt          For                            For
       within the scope of the repurchase program,
       and the corresponding reduction of the share
       capital of the Company from CHF 239,300,188
       by CHF 7,544,673.90 to CHF 231,755,514.10;
       to declare, as a result of a special audit
       report prepared in accordance with Article
       732 Paragraph 2 of the Swiss Code of obligations,
       that the claims by the creditors are fully
       covered notwithstanding the reduction of the
       share capital; and to amend Article 4 Paragraph
       1 of the Articles of Incorporation of Syngenta
       AG on completion of the capital reduction as
       specified

4.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2006 as follows: balance brought forward
       CHF 1,169,117,488; net income 2006 CHF 639,326,733;
       available earnings CHF 1,808,444,221; dividend
       CHF -161,221,227; balance to be carried forward
       CHF 1,647,222,994

5.     Approve: to reduce the Company s share capital            Mgmt          For                            For
       from CHF 231,755,514.10 by CHF 221,679,187.40
       to CHF 10,076,326.70 by the reduction of the
       nominal value of each of the remaining 100,763,267
       registered shares from CHF 2.30 by CHF 2.20
       to CHF 0.10 and to repay to the shareholders
       CHF 2.20 per share; to declare, as a result
       of a special audit report prepared in accordance
       with Article 732 Paragraph 2 of the Swiss Code
       of obligations that the claims by the creditors
       are fully covered notwithstanding the above
       reduction of the share capital; and to amend
       Article 4 Paragraph 1 of the Articles of Incorporation
       of Syngenta AG on completion of the capital
       reduction as specified

6.     Approve, subject to the legal completion of               Mgmt          For                            For
       the reduction of share capital by repayment
       of nominal value of shares in accordance with
       Resolution 5, to reduce the aggregated nominal
       value of shares required to have an item included
       in the agenda of a general meeting of shareholders,
       from at least CHF 200,000 to at least CHF 10,000
       by amending Article 12 Paragraph 1 of the Articles
       of Incorporation of Syngenta AG as specified

7.1    Re-elect Mr. Michael Pragnell as a Member of              Mgmt          For                            For
       the Board of Directors, for 3 years of term
       of office

7.2    Re-elect Mr. Jacques Vincent as a Member of               Mgmt          For                            For
       the Board of Directors, for 3 years of term
       of office

7.3    Re-elect Mr. Rupert Gasser as a Member of the             Mgmt          For                            For
       Board of Directors, for 2 years of term of
       office

8.     Re-elect Ernst & Young AG as the Auditors of              Mgmt          For                            For
       Syngenta AG and as the Group Auditors for the
       business year 2007




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701504246
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440959, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the annual           Mgmt          For                            For
       financial statements, the compensation report
       and the Group consolidated financial statements
       for the year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee

3.     Approve the reduction of share capital by cancellation    Mgmt          For                            For
       of repurchased shares

4.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2007 and dividend decision

5.     Approve a share repurchase program                        Mgmt          For                            For

6.A    Re-elect Mr. Martin Taylor to the Board of Directors      Mgmt          For                            For

6.B    Re-elect Mr. Peter Thompson to the Board of               Mgmt          For                            For
       Directors

6.C    Re-elect Mr. Rolf Watter to the Board of Directors        Mgmt          For                            For

6.D    Re-elect Mr. Felix A. Weber to the Board of               Mgmt          For                            For
       Directors

6.E    Elect Mr. Michael Mack to the Board of Directors          Mgmt          For                            For

7.     Ratify Ernst Young AG as the Auditors for fiscal          Mgmt          For                            For
       year 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701179726
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the report on the business year 2006              Non-Voting

2.     Approve Professor Dr. Pietro Re Gazzoni, University       Mgmt          For                            For
       Hospital Basel as a guest speaker

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2006

4.     Receive the report on dividend approved by the            Mgmt          For                            For
       Board of Directors

5.     Amend the Certificate of Incorporation: number            Mgmt          For                            For
       of Directors of the Board

6.     Elect the Board of Directors                              Mgmt          For                            For

7.     Ratify the selection of holding Company and               Mgmt          For                            For
       the Group Auditors for 2007

8.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701506644
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456487 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Report on the business year 2007                          Non-Voting

2.     Guest Speaker Dr. Gianluca Maestretti, Freiburger         Non-Voting
       Spital

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2007

4.     Receive the report on the dividend approved               Non-Voting
       by the Board of Directors

5.A    Re-elect Dr. Roland Broenimann to the Board               Mgmt          Against                        Against
       of Directors

5.B    Re-elect Mr. Robert Bland to the Board of Directors       Mgmt          For                            For

5.C    Elect Mr. Amy Wyss to the Board of Directors              Mgmt          For                            For

6.     Ratify the selection of Ernst + Young as the              Mgmt          For                            For
       Auditors for 2008

7.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  932671882
--------------------------------------------------------------------------------------------------------------------------
    Security:  874039100                                                             Meeting Type:  Annual
      Ticker:  TSM                                                                   Meeting Date:  07-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2006 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS.

02     TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF               Mgmt          For                            For
       2006 PROFITS.

03     TO APPROVE THE CAPITALIZATION OF 2006 DIVIDENDS,          Mgmt          For                            For
       2006 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS.

04     TO APPROVE REVISIONS TO THE ARTICLES OF INCORPORATION.    Mgmt          For                            For

05     TO APPROVE REVISIONS TO INTERNAL POLICIES AND             Mgmt          For                            For
       RULES AS FOLLOWS: (1) PROCEDURES FOR ACQUISITION
       OR DISPOSAL OF ASSETS; (2) POLICIES AND PROCEDURES
       FOR FINANCIAL DERIVATIVES TRANSACTIONS; (3)
       PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES;
       (4) PROCEDURES FOR ENDORSEMENT AND GUARANTEE;
       (5) RULES OF ELECTION OF DIRECTORS AND SUPERVISORS.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  932899264
--------------------------------------------------------------------------------------------------------------------------
    Security:  874039100                                                             Meeting Type:  Annual
      Ticker:  TSM                                                                   Meeting Date:  13-Jun-2008
        ISIN:  US8740391003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2007 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS.

02     TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF               Mgmt          For                            For
       2007 PROFITS.

03     TO APPROVE THE CAPITALIZATION OF 2007 DIVIDENDS,          Mgmt          For                            For
       2007 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS.




--------------------------------------------------------------------------------------------------------------------------
 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                       Agenda Number:  701235788
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8129E108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3463000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Appropriation of Surplus                                  Mgmt          For                            For

2.     Partial Amendments to the Articles of Incorporation       Mgmt          For                            For

3.1    Election of a Director                                    Mgmt          For                            For

3.2    Election of a Director                                    Mgmt          For                            For

3.3    Election of a Director                                    Mgmt          For                            For

3.4    Election of a Director                                    Mgmt          For                            For

4.     Election of a Corporate Auditor                           Mgmt          For                            For

5.     Election of an Independent Auditor                        Mgmt          For                            For

6.     Payment of bonus allowances to Directors and              Mgmt          For                            For
       Corporate Auditors

7.     Payment of  retirement allowances to a retiring           Mgmt          For                            For
       Director and a retiring Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA S A                                                                              Agenda Number:  701508725
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements and of the Management
       Report of Telefonica, S.A. and its Consolidated
       Group of Companies, as well as of the proposed
       allocation of profits/lossed of Telefonica,
       S.A. and of the management of its Board of
       Directors, all with respect to the Fiscal Year
       2007.

II.1   Re-election of Mr. Jose Fernando de Almansa               Mgmt          For                            For
       Moreno-Barreda to the Board of Directors.

II.2   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Abril Perez to the Board of Directors.

II.3   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Francisco Javier de Paz Mancho to the Board
       of Directors.

II.4.  Ratification of the interim appointment of Ms.            Mgmt          For                            For
       Maria Eva Castillo Sanz to the Board of Directors.

II.5.  Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Luiz Fernando Furlan to the Board of Directors.

III.   Authorization to acquire the Company's own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Reduction of the share capital through the cancellation   Mgmt          For                            For
       of shares of treasury stock, excluding creditors'
       right to object, and amendment of the article
       of the By-Laws relating to the share capital.

V.     Appointment of the Auditors of the Company for            Mgmt          For                            For
       the Fiscal Year 2008.

VI.    Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA SA                                                                               Agenda Number:  701208325
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 365237 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements (Consolidated Annual Accounts)
       and of the Management Report of Telefonica,
       S.A. and its Consolidated Group of Companies,
       as well as of the proposed allocation of profits/losses
       of Telefonica, S.A. and of the management of
       its Board of Directors, all with respect to
       the Fiscal Year 2006.

II.1   Re-election of Mr. Cesar Alierta Izuel.                   Mgmt          For                            For

II.2   Re-election of Mr. Maximino Carpio Garcia.                Mgmt          For                            For

II.3   Re-election of Mr. Gonzalo Hinojosa FernAndez             Mgmt          For                            For
       de Angulo.

II.4   Re-election of Mr. Pablo Isla Alvarez de Tejera.          Mgmt          For                            For

II.5   Re-election of Mr. Enrique Used Aznar.                    Mgmt          For                            For

II.6   Re-election of Mr. Gregorio Villalabeitia Galarraga.      Mgmt          For                            For

II.7   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Alvarez-Pallete Lopez.

III.   Authorization to acquire the Company s own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue debentures, bonds, notes and
       other fixed-income securities, be they simple,
       exchangeable and/or convertible, with an allocation
       in the last case of the power to exclude the
       pre-emptive rights of shareholders and holders
       of convertible securities, the power to issue
       preferred shares, and the power to guarantee
       the issuances of subsidiaries.

V.     Reduction in share capital by means of the repurchase     Mgmt          For                            For
       of the Company s own shares, with the exclusion
       of creditors  right to challenge the repurchase,
       and revising the text of the article of the
       By-Laws relating to share capital.

VI.1   Amendments regarding the General Shareholders             Mgmt          For                            For
       Meeting: amendment of Article 14 (Powers of
       the shareholders acting at a General Shareholder
       Meeting); Amendment of paragraphs 1 and 3
       of Article 15 (Ordinary and Extraordinary Shareholders
       Meeting); amendment of paragraph 1 of and
       addition of paragraph 4 to Article 16 (Call
       to the General Shareholders  Meeting); amendment
       of Article 18 (Shareholders  Right to Receive
       Information); amendment of Article 19 (Chairmanship
       of the Meeting and Preparation of the Attendance
       Roll); and amendment of paragraph 2 of Article
       20 (Deliberations and Voting).

VI.2   Amendments regarding proxy-granting and voting            Mgmt          For                            For
       by means of long-distance communication and
       remote attendance at the Meeting: amendment
       of Article 17 (Right to attend); insertion
       of a new Article 17 bis (Remote attendance
       by electronic or data transmission means);
       and insertion of a new Article 20 bis (Casting
       of votes from a distance prior to the Meeting).

VI.3   Amendments regarding the Board of Directors:              Mgmt          For                            For
       elimination of paragraph 4 of Article 24 (Composition
       and Appointment of the Board of Directors);
       amendment of paragraph 2 of Article 25 (Requirements
       for appointment as Director); amendment of
       Article 27 (Meetings, quorum and adoption of
       resolutions by the Board); amendment of Article
       30 (Powers of the Board of Directors); and
       amendment of Article 31 bis (Audit and Control
       Committee).

VII.1  Amendment of Article 5 (Powers of the shareholders        Mgmt          For                            For
       at the General Shareholders  Meeting).

VII.2  Amendments relating to the call to and preparation        Mgmt          For                            For
       of the General Shareholders  Meeting: amendment
       of paragraph 2 of Article 7 (Power and obligation
       to call to meeting); insertion of a new sub-section
       3 in Article 8 (Publication and notice of the
       call to meeting); amendment of sub-section
       2 of Article 9 (Information available to the
       shareholders from publication of the notice
       of the call to meeting); amendment of sub-section
       3 of Article 10 (Right to receive information).

VII.3  Amendments relating to proxy-granting and voting          Mgmt          For                            For
       by means of long-distance communication and
       remote attendance at the Meeting: amendment
       of sub-section 1 and insertion of new sub-sections
       5 through 7 of Article 13 (Proxy-granting and
       representation); amendment of sub-section 6
       of Article 15 (Preparation of the Attendance
       Roll); insertion of a new Article 17 bis (Remote
       attendance by electronic or data transmission
       means); and insertion of a new Article 20 bis
       (Casting of votes from a distance prior to
       the Meeting).

VII.4  Other amendments: amendment of Article 21 (Voting         Mgmt          For                            For
       on the proposed resolutions) and amendment
       of Article 24 (Continuation).

VIII.  Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders
       Meeting.

       PLEASE NOTE THAT THIS ADDITIONAL INFORMATION              Non-Voting
       IS DIRECTED TO INVESTORS: PLEASE BE ADVISED
       THAT ADDITIONAL INFORMATION CONCERNING TELEF
       NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.telefonica.es/investors/

       PLEASE NOTE THAT THIS ADDITIONAL INFORMATION              Non-Voting
       IS DIRECTED TO CUSTDIAN BANKS: PLEASE BE ADVISED
       THAT ADDITIONAL INFORMATION CONCERNING  TELEF
       NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.telefonica.es/investors/

       PLEASE NOTE THAT THIS IS A REVISION DUE TO THE            Non-Voting
       MEETING BEING REVISED AS AN ISSUER PAY MEETING
       AND ADDITIONAL COMMENTS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS.THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION FRANCAISE 1 SA TF1, BOULOGNE BILLANCOURT                                         Agenda Number:  701483606
--------------------------------------------------------------------------------------------------------------------------
    Security:  F91255103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000054900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; approve the Company's financial
       statements for the YE 2007, as presented accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code; and approve said
       report and the agreements referred to therein

O.4    Approve, the available profits are of EUR 302,803,577.81  Mgmt          For                            For
       [net income of 203,747,737.59 and retained
       earnings of EUR 99,055,840.22], the recommendations
       of the Board of Directors and resolves that
       the income for the FY be appropriated as follows:
       to the 'other reserves': EUR 15,999,105.58;
       dividends: EUR 181,398,918.20; the balance
       of EUR 105,405,554.03 to the retained earnings,
       the share holders will receive a net dividend
       of EUR 0.85 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 30 APR
       2008; the dividends accruing to the Company'
       s own shares, shall be allocated to the retained
       earnings account as required by Law

O.5    Ratify the cooptation of Mr. Nonce Paolini as             Mgmt          For                            For
       a Director, to replace Mr. Philippe Montagner
       who resigned, for the remainder of Mr. Philippe
       Montagner's term of office, i.e. until the
       shareholders' meeting called to approve the
       financial statements for the FY 2008

O.6    Ratify the cooptation of the Societe Francaise            Mgmt          Against                        Against
       DE Participation ET DE Gestion ,(SEPG), represented
       by Mr. Philippe Montagner, as a Director, to
       replace Mr. Etienne Mougeotte who resigned,
       for the remainder of Mr. Etienne Mougeotte's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.7    Ratify the co-optation of the Company Bouygues,           Mgmt          Against                        Against
       represented by Mr. Philippe Marien as a Director,
       to replace Mr. Olivier Poupart Lafarge who
       resigned, for the remainder of Olivier Poupart
       Lafarge's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.8    Approve to renew the appointment of Mr. Alain             Mgmt          Against                        Against
       Pouyat as a Director for a 2-year period

O.9    Approve the names of the Managing Members of              Mgmt          For                            For
       the Works Committee, their election and appointment
       as Managing Members of the Works Committee
       for a 2 year period

O.10   Appoint the Cabinet KPMG SA as the Statutory              Mgmt          For                            For
       Auditor, to replace the Cabinet Salustro Reydel
       who resigned, for the remainder of the Cabinet
       Salustro Reydel's term of office, i.e. until
       t he shareholders' meeting called to approve
       the financial statements for the FY 2010

O.11   Appoint Mr. Bertrand Vialatte as a Deputy Auditor,        Mgmt          For                            For
       to replace Mr. Michel Savioz who resigned,
       for the remainder of Mr. Michel Savioz's term
       of office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FY 2010

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described: maximum purchase
       price: EUR 35.00, minimum sale price EUR 13.00,
       maximum number of shares to be acquired: 10%
       of the share capital, i. e. 21,341,049 shares,
       maximum funds invested in the share buybacks:
       EUR 960,347,214. 00; [Authority expires at
       the next general meeting, which will deliberate
       upon the annual financial statements for FY
       2008]; it supersedes the part unused of any
       and all earlier authorizations to the same
       effect; and to take all necessary measures
       and accomplish al l necessary formalities

E.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority ends at the end of an 18
       month period] and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of equity
       warrants [with waiver of shareholders' pre
       emptive rights] in the event of a public exchange
       offer concerning the shares of the Company,
       and to increase the capital by a maximum nominal
       value of EUR 100,000,000.00, this amount shall
       not count against the overall ceiling set forth
       in Resolution No. 18 of the combined shareholders'
       meeting of 17 APR 2007; and to take all necessary
       measures and accomplish all necessary formalities;
       this delegation supersedes any and all earlier
       delegations to the same effect

E.15   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, with waiver of shareholders' pre-emptive
       rights in favour of the employees and or the
       corporate officers of TF1 and related Companies;
       they may not represent more than 10% of the
       share capital [the amount of t he capital increase
       resulting from the issuance of the shares shall
       not count against the ceiling set forth in
       Resolution No 18 of the Combined Shareholders'
       Meeting of 17 APR 2007 and not against the
       other ceilings set forth by the Combined Shareholders'
       Meeting of 17 APR 2007]; [Authority expires
       at the end of an 38 month period]; it supersedes
       the part unused of any and all earlier authorizations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors, for an 18               Mgmt          Against                        Against
       month period, to make use, in the event of
       a public offer concerning the Company's shares,
       of the delegations and authorizations granted
       by the Combined Shareholders' Meeting of 17
       APR 2007, to increase the share capital within
       the conditions set forth in Resolutions No.
       18, 19, 20, 21, 22, 23, 24 and 26 of the above
       mentioned shareholders' meeting

E.17   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC                                                                                   Agenda Number:  701272534
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 24 FEB 2007

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the FYE 24 FEB 2007

3.     Declare a final Dividend of 6.83 pence per share          Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. E. Mervyn Davies as a Director               Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Ken Hydon as a Director                      Mgmt          For                            For

7.     Re-elect Mr. David Potts as a Director                    Mgmt          For                            For

8.     Re-elect Mr. David Reid as a Director                     Mgmt          For                            For

9.     Elect Ms. Lucy Neville-Rolfe as Director                  Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

11.    Approve the remuneration of PricewaterhouseCoopers        Mgmt          For                            For
       LLP be determined by the Directors

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 (the Act),
       to allot relevant securities aas defined in
       Section 80(2) of the Acta of the Company up
       to an aggregate nominal amount of GBP 130.8
       million awhich is equal to approximately 33%
       of the current issued share capital of the
       Companya aAuthority expires the earlier of
       the next AGM of the Company or 29 JUN 2012a;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Act to allot equity securities, for
       cash pursuant to the authority given to the
       Directors, for the purposes of Section 80 of
       the Act, disapplying the statutory pre-emption
       rights aSection 89(1)a, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.8 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; aAuthority expires
       at the earlier of the conclusion of the Company
       s next AGM or 15 months from the date of the
       passing of this resolutiona; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       aSection 163(3) of the Acta of maximum number
       of ordinary shares up to 793.4 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date and the higher
       of the last independent trade and the highest
       current independent bid on the London Stock
       Exchange Daily Official List; aAuthority expires
       the earlier of the conclusion of the AGM of
       the Company or 18 monthsa; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company: a) to make donations               Mgmt          For                            For
       to European Union (EU) political organizations
       not exceeding a total of GBP 100,000; and b)
       to incur EU political expenditure not exceeding
       a total of GBP 100,000; aAuthority expires
       the earlier of the conclusion of the Company
       s next AGM or 15 months from the date of the
       passing of this resolution provided that the
       donations and expenditure together during the
       period do not exceed GBP 100,000a

16.    Authorize Tesco Stores Limited: a) to make donations      Mgmt          For                            For
       to European Union (EU) political organizations
       not exceeding a total of GBP 100,000; and b)
       to incur EU political expenditure not exceeding
       a total of GBP 100,000; aAuthority expires
       the earlier of the conclusion of the Company
       s next AGM or 15 monthsa

S.17   Approve the regulation produced to the meeting            Mgmt          For                            For
       and signed, for the purpose of identification,
       by the Chairman of meeting; adopt the Articles
       of Association of the Company as specified

18.    Approve and adopt the Rules of the Tesco Plc              Mgmt          For                            For
       Group New Business Incentive Plan 2007 as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the Group New Business Incentive Plan
       into effect

19.    Approve and adopt the Rules of the Tesco Plc              Mgmt          For                            For
       US Long- term Incentive Plan 2007 as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the US LTIP into effect

20.    Amend the Rules of the Tesco Plc Performance              Mgmt          For                            For
       Share Plan 2004 in order to remove the requirement
       for participants to retain shares subject to
       an award which have vested for a further 12
       months as specified vesting date

21.    Approve and adopt the rules of the Executive              Mgmt          For                            For
       Incentive Plan for US participants as specified
       and authorizes the Directors of the Company
       to do all things necessary or expedient to
       carry the Executive Incentive Plan into effect

22.    Approve and adopt the rules of the International          Mgmt          For                            For
       Bonus Plan for US Participants as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the International Bonus Plan into effect

23.    Approve the conscious that the Company s annual           Shr           Against                        For
       review for 2005 states that the Company offers
       a  market-leading package of pay and benefits
       and that its core values include  Treating
       our partners as we like to be treated  and
       seeking  to uphold labour standards in the
       supply chain ; acknowledging the report published
       in DEC 2006 by the development Charity War
       on want and entitled  Fashion Victims: the
       true cost of cheap clothes at Primark, Asda
       and Tesco  that the Company, amount other United
       Kingdom Corporate retailer, sells clothing
       cheaply because its workers in garment factories
       in the developing world are paid substantially
       less than a living wage and need to work exceptionally
       long hours; and regretting that the Company
       s third party audits have failed to register
       such unacceptable working conditions which
       contravene the Company s values: resolves that
       the Company takes appropriate measures, to
       be independently audited, to ensure that workers
       un the supplier factories are guaranteed decent
       working conditions, a living wage, job security,
       freedom of association and of collective bargaining
       including, where available, the right to join
       a trade union of their choice




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC, CHESHUNT                                                                         Agenda Number:  701645965
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 490252. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 23 FEB 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 23 FEB 2008

3.     Declare a final Dividend of 7.7 pence per share           Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. Charles Allen as a Director                  Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Rodney Chase as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Karen Cook as a Director                     Mgmt          For                            For

8.     Re-elect Sir Terry Leahy as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Tim Mason as a Director                      Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Approve to determine the remuneration of PricewaterhouseCoopersMgmt          For                            For
       LLP by the Directors

12.    Authorize the Director, in accordance with Section        Mgmt          For                            For
       80 of the Companies Act 1985 (the Act), to
       allot relevant securities [as defined in Section
       80(2) of the Act] of the Company up to an aggregate
       nominal amount of GBP 130.8 million [which
       is equal to approximately 33% of the current
       issued share capital of the Company] [Authority
       expires on 27 JUN 2013]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       on the passing of Resolution 12 pursuant to
       Section 95 of the Act to allot equity securities,
       for cash pursuant to the authority given to
       the Directors, for the purposes of Section
       80 of the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.6 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; [Authority expires
       the earlier of the conclusion of the Company's
       next AGM or 15 months from the date of the
       passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of maximum number
       of ordinary shares up to 784.8 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date; and the amount
       stipulated by article 5(1) of the Buy-back
       and stabilization regulation 2003; and [Authority
       expires the earlier of the close next AGM of
       the Company or 15 months from the date of this
       resolution is passed]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company and all Companies, in               Mgmt          For                            For
       accordance with Section 366 of the New Act,
       that are its subsidiaries at anytime during
       the period for which this resolution: [a] make
       donations to political parties and / or independent
       election candidates, not exceeding GBP 100,000
       in total; [b] make political donations to political
       organizations, other than political parties,
       not exceeding GBP 100,000 in total; [c] incur
       political expenditure not exceeding GBP 100,000
       in total, during the period beginning with
       the date of the passing of this resolution
       and ending on the date of the Company's next
       AGM; for the purpose of this resolution the
       terms political donations, political expenditure,
       independent election candidates, political
       parties and political organization shall have
       the meaning given by part 14 of the New Act

S.16   Adopt, with immediate effect, the Articles of             Mgmt          For                            For
       Association of the Company, in substitution
       for, and to the exclusion of the existing Articles
       of Association of the Company; subject to the
       passing of Resolution 16(a) and with effect
       from 00.01am on 01 OCT 2008 or such later time
       at which Section 175 of the New Act shall be
       brought into force, the New Articles of Association
       of the Company adopted pursuant to Resolution
       16(a) by the deletion of Article 91 and the
       insertion of New Articles 91 and 92, and the
       remaining Articles be numbered and the deletion
       of Article 99 and the insertion of New Article
       100, as specified

S.17   Approve the Company's Animal Welfare Policy               Shr           Against                        For
       endorses the Five Freedoms concept proposed
       by the Farm Animal Welfare Council [FAWC],
       being: 1) Freedom from Hunger and Thirst; 2)
       Freedom from Discomfort; 3) Freedom from Pain,
       injury or Disease; 4) Freedom to Express Normal
       Behaviour; 5) Freedom from Fear and Distress;
       and acknowledge the study published in FEB
       2008 by Knowles, TG et al and funded by the
       UK Department of Environment, Food and Rural
       Affairs, entitled Leg Disorders in Broiler
       Chickens: Prevalence, Risk Factors and Prevention
       and noting that the Company's order, stock
       and sale of standard intensive broiler chickens
       endorses and/or contributes to an average of
       27.6% of birds having poor locomotion and 3.3%
       being almost unable to walk at an average age
       of 40 days notwithstanding a culling process;
       the Company sets a commitment within a fair
       time frame to take appropriate measures to
       ensure that chickens purchased for sale by
       the Company are produced in systems capable
       of providing the Five Freedoms




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932581348
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Special
      Ticker:  TEVA                                                                  Meeting Date:  05-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE REMUNERATION OF MR. ELI HURVITZ            Mgmt          For                            For
       IN HIS CAPACITY AS CHAIRMAN OF THE BOARD OF
       TEVA, IN AN AMOUNT OF THE NIS EQUIVALENT OF
       $300,000 PER ANNUM PLUS VAT, TO BE ADJUSTED
       BY THE INCREASE OF THE ISRAELI CONSUMER PRICE
       INDEX, TOGETHER WITH AN OFFICE AND SECRETARIAL
       AND CAR SERVICES. SUCH REMUNERATION IS TO BE
       EFFECTIVE AS OF JULY 3, 2006.

02     TO APPROVE THE REMUNERATION OF DR. PHILLIP FROST          Mgmt          For                            For
       IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD
       OF TEVA AND CHAIRMAN OF THE BOARD S SCIENCE
       AND TECHNOLOGY COMMITTEE, IN AN AMOUNT OF THE
       NIS EQUIVALENT OF $275,000 PER ANNUM PLUS VAT,
       TO BE ADJUSTED BY THE INCREASE OF THE ISRAELI
       CONSUMER PRICE INDEX. SUCH REMUNERATION IS
       TO BE EFFECTIVE AS OF JULY 3, 2006.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932745081
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  17-Jul-2007
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION         Mgmt          For                            For
       THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER
       31, 2006, WHICH WAS PAID IN FOUR INSTALLMENTS
       AND AGGREGATED NIS 1.36 (APPROXIMATELY US$0.31)
       PER ORDINARY SHARE (OR ADR), BE DECLARED FINAL.

3A     TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.                  Mgmt          Against                        Against

3B     TO ELECT PROF. ROGER D. KORNBERG AS A DIRECTOR            Mgmt          For                            For

3C     TO ELECT PROF. MOSHE MANY AS A DIRECTOR.                  Mgmt          For                            For

3D     TO ELECT DAN PROPPER AS A DIRECTOR.                       Mgmt          For                            For

04     TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS'       Mgmt          For                            For
       LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS
       OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS
       FULLY DESCRIBED IN THE PROXY STATEMENT.

05     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF             Mgmt          For                            For
       PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM UNTIL THE 2008 ANNUAL MEETING
       OF SHAREHOLDERS AND TO AUTHORIZE THE AUDIT
       COMMITTEE TO DETERMINE THEIR COMPENSATION AND
       THE BOARD OF DIRECTORS TO RATIFY SUCH DETERMINATION.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  932918836
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  29-Jun-2008
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET AND CONSOLIDATED STATEMENTS OF
       INCOME FOR THE YEAR THEN ENDED.

02     APPROVE BOARDS' RECOMMENDATION THAT CASH DIVIDEND         Mgmt          For                            For
       FOR THE YEAR ENDED DECEMBER 31, 2007, WHICH
       WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED
       NIS 1.60 PER ORDINARY SHARE, BE DECLARED FINAL.

3A     TO ELECT ELI HURVITZ AS A DIRECTOR FOR A THREE-YEAR       Mgmt          For                            For
       TERM

3B     TO ELECT RUTH CHESHIN AS A DIRECTOR FOR A THREE-YEAR      Mgmt          For                            For
       TERM.

3C     TO ELECT HAROLD SNYDER AS A DIRECTOR FOR A THREE-YEAR     Mgmt          For                            For
       TERM.

3D     TO ELECT JOSEPH (YOSI) NITZANI AS DIRECTOR FOR            Mgmt          For                            For
       THREE-YEAR TERM.

3E     TO ELECT ORY SLONIM AS A DIRECTOR FOR A THREE-YEAR        Mgmt          For                            For
       TERM.

04     TO APPOINT DR. LEORA (RUBIN) MERIDOR AS A STATUTORY       Mgmt          For                            For
       INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM
       OF THREE YEARS.

05     APPROVE PURCHASE OF LIABILITY INSURANCE FOR               Mgmt          For                            For
       DIRECTORS, OFFICERS OF THE COMPANY AND ITS
       SUBSIDIARIES.

06     TO APPROVE AN INCREASE IN THE PER MEETING CASH            Mgmt          For                            For
       REMUNERATION PAID TO THE DIRECTORS TO NIS 7,226
       AND IN CERTAIN CASES, NIS 10,839.

07     APPROVE 2008 EMPLOYEE STOCK PURCHASE PLAN FOR             Mgmt          For                            For
       U.S. EMPLOYEES.

08     TO APPROVE KESSELMAN & KESSELMAN, AS INDEPENDENT          Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM AND TO DETERMINE
       THEIR COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NOVA SCOTIA                                                                     Agenda Number:  932807209
--------------------------------------------------------------------------------------------------------------------------
    Security:  064149107                                                             Meeting Type:  Annual
      Ticker:  BNS                                                                   Meeting Date:  04-Mar-2008
        ISIN:  CA0641491075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD A. BRENNEMAN                                       Mgmt          For                            For
       C.J. CHEN                                                 Mgmt          For                            For
       N. ASHLEIGH EVERETT                                       Mgmt          For                            For
       JOHN C. KERR                                              Mgmt          For                            For
       HON. MICHAEL J.L. KIRBY                                   Mgmt          For                            For
       LAURENT LEMAIRE                                           Mgmt          For                            For
       JOHN T. MAYBERRY                                          Mgmt          For                            For
       ELIZABETH PARR-JOHNSTON                                   Mgmt          For                            For
       A.E. ROVZAR DE LA TORRE                                   Mgmt          For                            For
       ARTHUR R.A. SCACE                                         Mgmt          For                            For
       ALLAN C. SHAW                                             Mgmt          For                            For
       PAUL D. SOBEY                                             Mgmt          For                            For
       BARBARA S. THOMAS                                         Mgmt          For                            For
       RICHARD E. WAUGH                                          Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS                       Mgmt          For                            For

03     SHAREHOLDER PROPOSAL 1                                    Shr           For                            Against

04     SHAREHOLDER PROPOSAL 2                                    Shr           Against                        For

05     SHAREHOLDER PROPOSAL 3                                    Shr           Against                        For

06     SHAREHOLDER PROPOSAL 4                                    Shr           Against                        For

07     SHAREHOLDER PROPOSAL 5                                    Shr           Against                        For

08     SHAREHOLDER PROPOSAL 6                                    Shr           Against                        For

09     SHAREHOLDER PROPOSAL 7                                    Shr           Against                        For

10     SHAREHOLDER PROPOSAL 8                                    Shr           Against                        For

11     SHAREHOLDER PROPOSAL 9                                    Shr           Against                        For

12     SHAREHOLDER PROPOSAL 10                                   Shr           Against                        For

13     SHAREHOLDER PROPOSAL 11                                   Shr           Against                        For

14     SHAREHOLDER PROPOSAL 12                                   Shr           Against                        For

15     SHAREHOLDER PROPOSAL 13                                   Shr           Against                        For

16     SHAREHOLDER PROPOSAL 14                                   Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701235473
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04242103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701613108
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04242103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring  Directors,     Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 THE JOYO BANK,LTD.                                                                          Agenda Number:  701295330
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28541100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3394200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701236590
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77970101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve appropriation of surplus                          Mgmt          For                            For

2.1    Elect a Director                                          Mgmt          For                            For

2.2    Elect a Director                                          Mgmt          For                            For

2.3    Elect a Director                                          Mgmt          For                            For

2.4    Elect a Director                                          Mgmt          For                            For

2.5    Elect a Director                                          Mgmt          For                            For

2.6    Elect a Director                                          Mgmt          For                            For

2.7    Elect a Director                                          Mgmt          For                            For

2.8    Elect a Director                                          Mgmt          For                            For

2.9    Elect a Director                                          Mgmt          For                            For

2.10   Elect a Director                                          Mgmt          For                            For

2.11   Elect a Director                                          Mgmt          For                            For

2.12   Elect a Director                                          Mgmt          For                            For

2.13   Elect a Director                                          Mgmt          For                            For

3.     Elect a Statutory Auditor                                 Mgmt          For                            For

4.     Approve payment of bonus for Directors                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701613122
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77970101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THK CO.,LTD.                                                                                Agenda Number:  701608056
--------------------------------------------------------------------------------------------------------------------------
    Security:  J83345108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3539250005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701603474
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89752117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

2.1    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.2    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.3    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.4    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.5    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.6    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.7    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.8    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.9    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.10   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.11   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.12   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.13   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

3.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

4.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

5.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

6.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

7.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

8.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 TOTAL S.A.                                                                                  Agenda Number:  932691769
--------------------------------------------------------------------------------------------------------------------------
    Security:  89151E109                                                             Meeting Type:  Annual
      Ticker:  TOT                                                                   Meeting Date:  11-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS           Mgmt          For                            For

O2     APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS             Mgmt          For                            For

O3     ALLOCATION OF EARNINGS, DECLARATION OF DIVIDEND           Mgmt          For                            For

O4     AGREEMENTS COVERED BY ARTICLE L. 225-38 OF THE            Mgmt          For                            For
       FRENCH COMMERCIAL CODE

O5     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO               Mgmt          For                            For
       TRADE SHARES OF THE COMPANY

O6     RENEWAL OF THE APPOINTMENT OF MR. THIERRY DESMAREST       Mgmt          Against                        Against
       AS A DIRECTOR

O7     RENEWAL OF THE APPOINTMENT OF MR. THIERRY DE              Mgmt          Against                        Against
       RUDDER AS A DIRECTOR

O8     RENEWAL OF THE APPOINTMENT OF MR. SERGE TCHURUK           Mgmt          Against                        Against
       AS A DIRECTOR

O9     APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        Against
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O10    APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        For
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O11    APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        For
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O12    DETERMINATION OF THE TOTAL AMOUNT OF DIRECTORS            Mgmt          For                            For
       COMPENSATION

E13    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO CAPITAL WHILE MAINTAINING SHAREHOLDERS PREFERENTIAL
       SUBSCRIPTION RIGHTS

E14    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          Against                        Against
       OF DIRECTORS TO INCREASE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO CAPITAL WITHOUT PREFERENTIAL SUBSCRIPTION
       RIGHTS

E15    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE CAPITAL UNDER THE
       CONDITIONS PROVIDED FOR IN ARTICLE 443-5 OF
       THE FRENCH LABOR CODE

E16    AUTHORIZATION TO GRANT SUBSCRIPTION OR PURCHASE           Mgmt          For                            For
       OPTIONS FOR THE COMPANY S STOCK TO CERTAIN
       EMPLOYEES OF THE GROUP AS WELL AS TO THE MANAGEMENT
       OF THE COMPANY OR OF OTHER GROUP COMPANIES

E17    AUTHORIZATION TO BE GRANTED TO THE BOARD OF               Mgmt          For                            For
       DIRECTORS TO REDUCE CAPITAL BY CANCELING SHARES

E18    AMENDMENT OF ARTICLE 13, PARAGRAPH 2, OF THE              Mgmt          For                            For
       COMPANY S ARTICLES OF ASSOCIATION WITH REGARD
       TO THE METHODS THAT MAY BE USED TO PARTICIPATE
       IN BOARD OF DIRECTORS  MEETINGS

E19    AMENDMENT OF ARTICLE 17-2 OF THE COMPANY S ARTICLES       Mgmt          For                            For
       OF ASSOCIATION TO TAKE INTO ACCOUNT NEW RULES
       FROM THE DECREE OF DECEMBER 11, 2006 RELATING
       TO THE COMPANY S BOOK-BASED SYSTEM FOR RECORDING
       SHARES FOR SHAREHOLDERS WISHING TO PARTICIPATE
       IN ANY FORM WHATSOEVER IN A GENERAL MEETING
       OF THE COMPANY

E20    AMENDMENT OF ARTICLE 17-2 OF THE COMPANY S ARTICLES       Mgmt          For                            For
       OF ASSOCIATION TO TAKE INTO ACCOUNT RULES RELATING
       TO ELECTRONIC SIGNATURES IN THE EVENT OF A
       VOTE CAST VIA TELECOMMUNICATION

A      NEW PROCEDURE TO NOMINATE THE EMPLOYEE-SHAREHOLDER        Mgmt          For
       DIRECTOR

B      AUTHORIZATION TO GRANT RESTRICTED SHARES OF               Mgmt          For
       THE COMPANY TO GROUP EMPLOYEES

C      AMENDMENT OF ARTICLE 18, PARAGRAPH 7 OF THE               Mgmt          For
       COMPANY S ARTICLES OF ASSOCIATION IN VIEW OF
       DELETING THE STATUTORY CLAUSE LIMITING VOTING
       RIGHTS




--------------------------------------------------------------------------------------------------------------------------
 TOTAL S.A.                                                                                  Agenda Number:  932883019
--------------------------------------------------------------------------------------------------------------------------
    Security:  89151E109                                                             Meeting Type:  Annual
      Ticker:  TOT                                                                   Meeting Date:  16-May-2008
        ISIN:  US89151E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS           Mgmt          For                            For

O2     APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS             Mgmt          For                            For

O3     ALLOCATION OF EARNINGS, DECLARATION OF DIVIDEND           Mgmt          For                            For

O4     AGREEMENTS COVERED BY ARTICLE L. 225-38 OF THE            Mgmt          For                            For
       FRENCH COMMERCIAL CODE

O5     COMMITMENTS UNDER ARTICLE L. 225-42-1 OF THE              Mgmt          For                            For
       FRENCH COMMERCIAL CODE CONCERNING MR. THIERRY
       DESMAREST

O6     COMMITMENTS UNDER ARTICLE L. 225-42-1 OF THE              Mgmt          Against                        Against
       FRENCH COMMERCIAL CODE CONCERNING MR. CHRISTOPHE
       DE MARGERIE

O7     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO               Mgmt          For                            For
       TRADE SHARES OF THE COMPANY

O8     RENEWAL OF THE APPOINTMENT OF MR. PAUL DESMARAIS          Mgmt          For                            For
       JR. AS A DIRECTOR

O9     RENEWAL OF THE APPOINTMENT OF MR. BERTRAND JACQUILLAT     Mgmt          For                            For
       AS A DIRECTOR

O10    RENEWAL OF THE APPOINTMENT OF LORD PETER LEVENE           Mgmt          For                            For
       OF PORTSOKEN AS A DIRECTOR

O11    APPOINTMENT OF MRS. PATRICIA BARBIZET AS A DIRECTOR       Mgmt          For                            For

O12    APPOINTMENT OF MR. CLAUDE MANDIL AS A DIRECTOR            Mgmt          For                            For

13     DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE SHARE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO SHARE CAPITAL WHILE MAINTAINING SHAREHOLDERS'
       PREFERENTIAL SUBSCRIPTION RIGHTS OR BY CAPITALIZING
       PREMIUMS, RESERVES, SURPLUSES OR OTHER LINE
       ITEMS

14     DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE SHARE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO SHARE CAPITAL WITHOUT PREFERENTIAL SUBSCRIPTION
       RIGHTS

15     DELEGATION OF POWERS GRANTED TO THE BOARD OF              Mgmt          For                            For
       DIRECTORS TO INCREASE SHARE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO SHARE CAPITAL, IN PAYMENT OF SECURITIES
       THAT WOULD BE CONTRIBUTED TO THE COMPANY

16     DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE SHARE CAPITAL UNDER
       THE CONDITIONS PROVIDED FOR IN ARTICLE 443-5
       OF THE FRENCH LABOR CODE

17     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO               Mgmt          For                            For
       GRANT RESTRICTED SHARES OF THE COMPANY TO GROUP
       EMPLOYEES AND TO EXECUTIVE OFFICERS OF THE
       COMPANY OR OF GROUP COMPANIES

17A    REMOVAL OF MR. ANTOINE JEANCOURT-GALIGNANI FROM           Shr           Against                        For
       HIS DIRECTORSHIP

17B    ADDITION OF A FINAL LAST PARAGRAPH TO ARTICLE             Shr           For                            Against
       12 OF THE COMPANY'S ARTICLES OF ASSOCIATION
       TO ENSURE THAT STATISTICS ARE PUBLISHED IDENTIFYING
       BY NAME THE DIRECTORS IN ATTENDANCE AT MEETINGS
       OF THE BOARD OF DIRECTORS AND ITS COMMITTEES

17C    AUTHORIZATION TO GRANT RESTRICTED SHARES OF               Shr           Against                        For
       THE COMPANY TO ALL EMPLOYEES OF THE GROUP




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MORTOR CORPORATION                                                                   Agenda Number:  701287838
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92676113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Authorize Use of Stock Options                            Mgmt          For                            For

6      Approve Purchase of Own Shares                            Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

8      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701616027
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92676113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Approve Purchase of Own Shares                            Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701175297
--------------------------------------------------------------------------------------------------------------------------
    Security:  H89231338                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 332438, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the Group and Parent           Mgmt          For                            For
       Company accounts for FY 2006, reports of the
       Group and the Statutory Auditors

2.     Approve the appropriation of retained earnings            Mgmt          For                            For
       and dividend for FY 2006

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Group Executive Board

4.1.1  Re-elect Mr. Stephan Haeringer as a Board Member          Mgmt          For                            For

4.1.2  Re-elect Mr. Helmut Panke as a Board Member               Mgmt          For                            For

4.1.3  Re-elect Mr. Peter Spuhler as a Board Member              Mgmt          For                            For

4.2.   Elect Mr. Sergio Marchionne as a new Board Member         Mgmt          For                            For

4.3    Elect the Group and Statutory Auditors                    Mgmt          For                            For

5.1    Approve the cancellation of shares repurchased            Mgmt          For                            For
       under the 2006/2007 Share Buyback Program and
       amend Article 4 Paragraph 1 of the Articles
       of Association as specified

5.2    Approve a new Share Buyback Program for 2007-2010         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701279855
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Jul-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUL 2007 AT 18:30 [AND A THIRD CALL ON 30
       JUL 2007] AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Appoint 1 Director                                        Mgmt          For                            For

E.1    Approve the merger project for incorporation              Mgmt          For                            For
       of Capitalia SPA into Unicredit SPA as per
       Article 2501, Civil Code and consequent amendments
       to the By-Laws

E.2    Grant authority to dispose of some own shares             Mgmt          For                            For
       in favor of No. 425.000 rights of purchase
       to be assigned to the Directors, not belonging
       to capitalia , replacing some rights not yet
       allotted previously and amending the resolutions
       approved by the shareholders meeting of 16
       DEC 2006

E.3    Amend the Articles 27, 28 and 32 of the By-Laws           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701506454
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 08 MAY 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       to gether with Board of Directors and the auditing
       Company report Board of Auditors report presentation
       of consolidated balance sheet

O.2    Approve the profits allocation                            Mgmt          For                            For

O.3    Approve the Long Term Incentive Plan 2008 for             Mgmt          For                            For
       the Top Management of the Group Unicredit

O.4    Approve the Shareholding Plan for all Unicredit           Mgmt          For                            For
       Group Employees

O.5    Appoint the Directors                                     Mgmt          For                            For

O.6    Approve the determine the emoluments to the               Mgmt          For                            For
       Member of the Board of Directors

O.7    Amend the Articles 1, 2, 8, 9, 18, 19 and 20              Mgmt          For                            For
       of Unicredit Group Meeting regulations

O.8    Approve the emoluments for saving the shareholders        Mgmt          For                            For
       common representative

O.9    Authorize the current activites as per the Article        Mgmt          For                            For
       2390 of the civil code

E.1    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on 1 or more occasions
       for a maximum period of 1 year starting from
       the date of the shareholders resolution, a
       corporate capital increase, with no option
       right, of max EUR 61,090,250 corresponding
       to up to 122,180,500 unicredit ordinary shares
       with NV EUR 0.50 each, reserved to the Management
       of the holding and of group banks and Companies
       who hold position s of particular importance
       for the purposes of achieving the groups overall
       objectives consequent amendments to the Articles
       of Association

E.2    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on one or more occasions
       for a maximum period of 5 years starting from
       the date of the shareholders resolution, a
       free corporate capital increase, of maxeur
       12,439,750 corresponding to up to 24,879,500
       unicredit ordinary shares with NV EUR 0.50
       each, reserved to the Management of the holding
       and of group banks and companies who hold positions
       of particular importance for the purposes of
       achieving the groups overall objectives consequent
       amendments to the Articles of Association

E.3    Approve the repeal of the Section [vi] [of the            Mgmt          For                            For
       Executive Committee] and of the Articles 27,
       28, 29, 30, 31, 32 of the Corporate By Laws
       and related renumbering of the following Sections
       and the Articles amendment of the Articles
       1, 2, 4, 5, 6, 8, 9, 17, 21, 22, 23, 26, 27,
       28, 29 [as renumbered after the elimination
       of the Articles 27, 28, 29, 30, 31, 32] of
       the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 UNICREDITO ITALIANO SPA, GENOVA                                                             Agenda Number:  701183484
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THE MEETING HELD ON 30 APR               Non-Voting
       2007 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 10 MAY 2007. RECORD
       DATE CHANGED FROM 26 APR TO 07 MAY 2007. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 02 MAY 2007.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the extension of the appointment of               Mgmt          For                            For
       KPMG S.P.A. for the accounting audit of the
       Company s financial statement, consolidated
       financial statement, the half year report and
       the intermediate consolidated financial statement

O.2    Receive the financial statements as at 31 DEC             Mgmt          For                            For
       2006, accompanied by reports by the Director
       and the Auditing Company, report by the Board
       of Statutory Auditors and the consolidated
       financial statement

O.3    Approve the allocation of net profit for the              Mgmt          For                            For
       year

O.4    Approve the number of the Directors                       Mgmt          For                            For

O.5    Authorize the Board of Directors to reallocate            Mgmt          Against                        Against
       the remuneration already resolved on by the
       shareholders meeting in favor of the Members
       of both the Executive and the Audit Committee
       in the event of a reorganization of the Board
       Committees

O.6    Appoint the Board of the Statutory Auditors,              Mgmt          For                            For
       of its Chairman and the substitute Directors

O.7    Approve the remuneration due to the Board of              Mgmt          For                            For
       Statutory Auditors

O.8    Approve the Unicredit Group Long Term Incentive           Mgmt          For                            For
       Plan 2007

E.1    Authorize the Board of Directors to resolve               Mgmt          For                            For
       a cash capital increase of a maximum nominal
       value of EURO 525,000,000

E.2    Authorize the Board of Directors to resolve,              Mgmt          For                            For
       to increase share capital, with the exclusion
       of subscription rights

E.3    Authorize the Board of Directors to resolve               Mgmt          For                            For
       to carry out a free capital increase

E.4    Amend some clauses of Articles of Association             Mgmt          For                            For
       and insertion of a new Section XII and a new
       Clause 40




--------------------------------------------------------------------------------------------------------------------------
 VESTAS WIND SYSTEMS A/S, RANDERS                                                            Agenda Number:  701487907
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9773J128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  DK0010268606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report from the Board of Directors            Non-Voting
       on the Company's activities during the past
       year

2.     Adopt the annual report                                   Mgmt          For                            For

3.     Approve to apply annual report of DKK 275m as             Mgmt          For                            For
       follows: transfer to reserve for the revaluation
       according to the equity method-DKK 287m; dividend-DKK
       0m and retained earnings DKK-(12)m

4.1    Re-elect Mr. Bent Erik Carlsen as a Member of             Mgmt          For                            For
       the Board of Directors

4.2    Elect Mr. Torsten Erik Rasmussen as a Member              Mgmt          For                            For
       of the Board of Directors

4.3    Elect Mr. Arne Pedersen as a Member of the Board          Mgmt          For                            For
       of Directors

4.4    Elect Mr. Freddy Frandsen as a Member of the              Mgmt          For                            For
       Board of Directors

4.5    Elect Mr. Jorgen Huno Rasmussen as a Member               Mgmt          For                            For
       of the Board of Directors

4.6    Elect Mr. Jorn Ankaer Thomsen as a Member of              Mgmt          For                            For
       the Board of Directors

4.7    Elect Mr. Kurt Anker Nielsen as a Members of              Mgmt          For                            For
       the Board of Directors

5.     Elect PricewaterhouseCoopers, Statsautoriseret            Mgmt          For                            For
       Revisionsaktieselskab and KPMG Statsautoriseret
       Revisionspartnerskab as the Auditors of the
       Company

6.     Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire treasury shares up to a total
       nominal value of 10% of the value of the Company's
       share capital at the time in the question,
       cf. Article 48 of the Danish Public Companies
       Act, in the period up until the next AGM; the
       payment for the shares must not deviate more
       than 10% from the closing price quoted at the
       OMX Nordic Exchange Copenhagen at the time
       of acquisition

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI                                                                                     Agenda Number:  701484963
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       showing a profit of EUR 1,504,370,455.00

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.88 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 1,504,370,455.00 retained earnings:
       EUR 2,200,000,000.00 balance available for
       distribution: EUR 3,704,370,455.00 Legal reserve:
       EUR 4,240,216.00 dividends: EUR 1,514,062,753.00
       other reserves: EUR 0.00 retained earnings:
       EUR 2,186,067,486.00 total: EUR 3,704,370,455.00
       the shareholders will receive a net dividend
       of EUR 1.30 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008

O.5    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Jean-Rene FOURTOU as a member of the Supervisory
       Board for a 4-year period

O.6    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Claude BEBEAR as a member of the Supervisory
       Board for a 4-year period

O.7    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Gerard BREMOND as a member of the Supervisory
       Board for a 4-year period

O.8    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Mehdi DAZI as a member of the Supervisory Board
       for a 4-year period

O.9    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Henri LACHMANN as a member of the Supervisory
       Board for a 4-year period

O.10   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Pierre RODOCANACHI as a member of the Supervisory
       Board for a 4-year period

O.11   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Karel VAN MIERT as a member of the Supervisory
       Board for a 4-year period

O.12   Appoint Mr. M. Jean-Yves CHARLIER as a member             Mgmt          For                            For
       of the Supervisory Board for a 4-year period

O.13   Appoint Mr. M. Philippe DONNET as a member of             Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.14   Approve to award a total annual fees of EUR               Mgmt          For                            For
       1,500,000.00 to the Supervisory Board

O.15   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: Maximum
       purchase price: EUR 40.00, Maximum funds invested
       in the share buybacks: EUR 3,490,000,000.00;
       [Authority expires for 18-month period]; to
       take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the Shareholders' Meeting of 19
       APR 2007 in its resolution number 6

E.16   Grant authority to the Executive Committee to             Mgmt          For                            For
       reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 26-month period; [Authority expires for 24-month
       period]; to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       11

E.17   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       in 1 or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2.5% of the capital
       share; [Authority expires for 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities, this amount shall
       count against the overall value set forth in
       resolution number 7 of the 19 APR 2007 Shareholders'
       Meeting; this authorization supersedes the
       fraction unused of the authorization granted
       by the General Meeting held in 28 APR 2005
       in its resolution number 12

E.18   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       for free, on 1 or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.5% of the share capital; [Authority
       expires for 38-month period]; to take all necessary
       measures and accomplish all necessary formalities;
       this amount shall count against the overall
       value set forth in resolution number 7 of the
       19 APR 2007 Shareholders' Meeting; this authorization
       supersedes the fraction unused of the authorization
       granted by the General Meeting held in 28 APR
       2005 in its resolution number 13

E.19   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the company who are
       members of a Company savings plan; [Authority
       expires for 26-month period] and for a nominal
       amount that shall not exceed 2.5% of the capital
       share; this amount shall count against the
       overall value set forth in resolution number
       7 of the General Meeting held in 19 APR 2007;
       the Shareholders' Meeting decides to cancel
       the Shareholders' preferential subscription
       rights in favour of members of a Corporate
       Savings Plan; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       10

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Foreigner subsidiary
       Company who are members of a Company Savings
       Plan; [Authority expires for 18-month period]
       and for a nominal amount that shall not exceed
       2.5% of the capital share; this amount shall
       count against the overall value set forth in
       resolution number 19 of the general meeting
       held in 19 APR 2007; the shareholders' meeting
       decides to cancel the Shareholders' preferential
       subscription rights in favour of any person
       corresponding to the specification given by
       the Shareholders' Meeting; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 19 APR 2007 in its
       resolution number 19

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI, PARIS                                                                              Agenda Number:  701169890
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements for the YE in 2006, as presented,
       showing earnings of EUR 4,412,354,584.59

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-88 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the distributable
       income for the FY be appropriated as follows:
       income for the FY: EUR 4,412,354,584.59 retained
       earnings: EUR 10,389,661,400.91 total: EUR
       14,802,015,985.50 allocated to: legal reserve:
       EUR 1,956,028.25 dividends: EUR 1,386,784,539.60
       other reserves: EUR 11,213,275,417.65 retained
       earnings: EUR 2,200,000,000.00 total: EUR 14,802,015,985.50 the shareholders will receive a net dividend
       of EUR 1.20 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 26 APR 2007;
       as required Bylaw

O.5    Ratify the co-optation of Mr. Mehdi Dazi as               Mgmt          For                            For
       Supervisory Board Member until the shareholders
       meeting called to approve the financial statements
       for the FY 2008

O.6    Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company s shares on the stock market or
       otherwise subject to the conditions described
       below: maximum purchase price: EUR 45.00 maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 4,000,000,000.00; aAuthority
       expires on 18-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the remaining period of the authorization granted
       by the combined shareholders  meeting of 20
       APR 2006 in its Resolution E.10

E.7    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       and securities giving access to the capital;
       aAuthority expires on 26-month perioda; the
       number of securities to be issued may be increased
       in accordance with the conditions governed
       by Article L.225-135-1 of the French Commercial
       Code; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 7

E.8    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       500,000,000.00, by issuance, with cancellation
       of the shareholders  preferred subscription
       rights, of common shares and securities giving
       access to the capital; aAuthority expires on
       26-month perioda; the number of securities
       to be issued may be increased in accordance
       with the conditions governed by Article L.225-135-1
       of the French Commercial Code; the shareholders
       meeting authorizes, for the same period, the
       Executive Committee to increase the share capital,
       up to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to the share capital;
       the Executive Committee may also proceed with
       a capital increase in consideration for securities
       tendered in a public exchange offer initiated
       by the Company concerning the shares of another
       Company; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 8; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.9    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed Bylaw and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares; aAuthority expires on 26-month
       perioda; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, particularly the 1 given by the shareholder
       s meeting dated 28 APR 2005 in the Resolution
       10; the amount of capital increases carried
       out by virtue of the present resolution shall
       count against the overall value set forth in
       the Resolution E.7

E.10   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       in favour of employees, and former employees
       of the Company and Companies of the Vivendi
       Group, who are Members of the Group savings
       plan; aAuthority expires on 26-month perioda;
       and for a total number of shares that shall
       not exceed 1.5% of the share capital; and to
       take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 28 APR 2006
       in its Resolution 11; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.11   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       10% of the share capital over a 24 month period;
       aAuthority expires on 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 20 APR 2006
       in its Resolution 11

E.12   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       No L.225-71 of the French Commercial Code modified
       by the Law no 2006-1170 of 30 DEC 2006 and
       amend Article 8 of the Bylaws-Supervisory Board
       Member elected by the employees

E.13   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Articles
       84-1 and 108-1 of the decree No 67-236 of 23
       MAR 1967 modified by the decree of 11 DEC 2006
       and amend Articles 10 and 14 of the Bylaws-organization
       of the Supervisory Board and organization of
       the Executive Committee

E.14   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       136 of the decree No 67-236 of 23 MAR 1967
       modified by the decree of 11 DEC 2006 and amend
       Article 16 of the Bylaws-shareholders  meeting

E.15   Approve to decide the 15 day period applicable            Mgmt          Against                        Against
       for the declarations of the Statutory exceeding
       of the thresholds and amend Article 5 of the
       Bylaws-shares in order to bring it to 5 market
       days

E.16   Amend Article 17 of the Bylaws-voting rights              Mgmt          For                            For

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC                                                                          Agenda Number:  932746564
--------------------------------------------------------------------------------------------------------------------------
    Security:  92857W209                                                             Meeting Type:  Annual
      Ticker:  VOD                                                                   Meeting Date:  24-Jul-2007
        ISIN:  US92857W2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE THE REPORT OF THE DIRECTORS AND FINANCIAL      Mgmt          For                            For
       STATEMENTS FOR THE YEAR ENDED 31 MARCH 2007.

02     TO RE-ELECT SIR JOHN BOND AS A DIRECTOR (MEMBER           Mgmt          For                            For
       OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)

03     TO RE-ELECT ARUN SARIN AS A DIRECTOR (MEMBER              Mgmt          For                            For
       OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)

04     TO RE-ELECT DR MICHAEL BOSKIN AS A DIRECTOR               Mgmt          Against                        Against
       (MEMBER OF THE AUDIT COMMITTEE) (MEMBER OF
       THE REMUNERATION COMMITTEE)

05     TO RE-ELECT JOHN BUCHANAN AS A DIRECTOR (MEMBER           Mgmt          For                            For
       OF THE AUDIT COMMITTEE) (MEMBER OF THE NOMINATIONS
       AND GOVERNANCE COMMITTEE)

06     TO RE-ELECT ANDY HALFORD AS A DIRECTOR                    Mgmt          For                            For

07     TO RE-ELECT ANNE LAUVERGEON AS A DIRECTOR (MEMBER         Mgmt          For                            For
       OF THE AUDIT COMMITTEE)

08     TO RE-ELECT PROFESSOR JURGEN SCHREMPP AS A DIRECTOR       Mgmt          For                            For
       (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)
       (MEMBER OF THE REMUNERATION COMMITTEE)

09     TO RE-ELECT LUC VANDEVELDE AS A DIRECTOR (MEMBER          Mgmt          For                            For
       OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)
       (MEMBER OF THE REMUNERATION COMMITTEE)

10     TO RE-ELECT ANTHONY WATSON AS A DIRECTOR (MEMBER          Mgmt          For                            For
       OF THE REMUNERATION COMMITTEE)

11     TO RE-ELECT PHILIP YEA AS A DIRECTOR (MEMBER              Mgmt          For                            For
       OF THE REMUNERATION COMMITTEE)

12     TO ELECT VITTORIO COLAO AS A DIRECTOR                     Mgmt          For                            For

13     TO ELECT ALAN JEBSON AS A DIRECTOR                        Mgmt          For                            For

14     TO ELECT NICK LAND AS A DIRECTOR                          Mgmt          For                            For

15     TO ELECT SIMON MURRAY AS A DIRECTOR                       Mgmt          For                            For

16     TO APPROVE A FINAL DIVIDEND OF 4.41P PER ORDINARY         Mgmt          For                            For
       SHARE

17     TO APPROVE THE REMUNERATION REPORT                        Mgmt          For                            For

18     TO RE-APPOINT DELOITTE & TOUCHE LLP AS AUDITORS           Mgmt          For                            For

19     TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE             Mgmt          For                            For
       THE REMUNERATION OF THE AUDITORS

20     TO RENEW THE AUTHORITY TO ALLOT SHARES UNDER              Mgmt          For                            For
       ARTICLE 16.2 OF THE COMPANY'S ARTICLES OF ASSOCIATION

21     TO RENEW THE AUTHORITY TO DIS-APPLY PRE-EMPTION           Mgmt          For                            For
       RIGHTS UNDER ARTICLE 16.3 OF THE COMPANY'S
       ARTICLES OF ASSOCIATION (SPECIAL RESOLUTION)

22     TO AUTHORISE THE COMPANY'S PURCHASE OF ITS OWN            Mgmt          For                            For
       SHARES (SECTION 166, COMPANIES ACT 1985) (SPECIAL
       RESOLUTION)

23     TO AUTHORISE THE COMPANY TO SEND OR SUPPLY DOCUMENTS      Mgmt          For                            For
       OR INFORMATION TO SHAREHOLDERS IN ELECTRONIC
       FORM OR BY MEANS OF A WEBSITE (SPECIAL RESOLUTION)

24     TO ADOPT NEW ARTICLES OF ASSOCIATION (SPECIAL             Mgmt          For                            For
       RESOLUTION)

25     TO AMEND ARTICLE 114.1 OF THE COMPANY'S ARTICLES          Mgmt          Against                        For
       OF ASSOCIATION (SPECIAL RESOLUTION)

26     TO SEPARATE OUT THE COMPANY'S 45% INTEREST IN             Mgmt          Against                        For
       VERIZON WIRELESS FROM ITS OTHER ASSETS BY TRACKING
       SHARES OR SPIN OFF

27     TO ISSUE COMPANY BONDS DIRECTLY TO SHAREHOLDERS,          Mgmt          Against                        For
       INCREASING THE GROUP'S INDEBTEDNESS

28     TO AMEND THE COMPANY'S ARTICLES OF ASSOCIATION            Mgmt          Against                        For
       TO LIMIT THE COMPANY'S ABILITY TO MAKE ACQUISITIONS
       WITHOUT APPROVAL BY SPECIAL RESOLUTION (SPECIAL
       RESOLUTION)




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701216346
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9540Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 763,568,623.09 as follows: payment
       of a dividend of EUR 2 plus a bonus of EUR
       0.50 per entitled share EUR 315,000,000 shall
       be allocated to the other revenue reserves
       EUR 324,373,665.59 shall be carried forward
       ex-dividend and payable date: 30 MAY 2007

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand Gesellschaft AG, Munich

6.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly-owned subsidiary
       Wacker Biotech GMBH, effective retroactively
       from 01 JAN 2007 until at least 31 DEC 2011

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       28 NOV 2008; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, a nd to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701509878
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9540Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,092,933,151.38 as follows:
       payment of a dividend of EUR 2.25 plus a special
       dividend of EUR 0.75 per no-par share EUR 617,000,000
       shall be allocated to the revenue reserves
       EUR 326,899,202.38 shall be carried forward
       ex-dividend and payable date: 09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       : KPMG Deutsche Treuha Nd-Gesellschaft AG,
       Munich

6.a    Elect Mr. Matthias Biebl to the Supervisory               Mgmt          Against                        Against
       Board

6.b    Elect Dr. Werner Biebl to the Supervisory Board           Mgmt          Against                        Against

6.c    Elect Mr. Franz-Josef Kortuem to the Supervisory          Mgmt          For                            For
       Board

6.d    Elect Dr. Thomas Struengmann to the Supervisory           Mgmt          For                            For
       Board

6.e    Elect Dr. Bernd Voss to the Supervisory Board             Mgmt          For                            For

6.f    Elect Dr. Peter-Alexander Wacker to the Supervisory       Mgmt          Against                        Against
       Board

6.g    Elect Dr. Susanne Weiss to the Supervisory Board          Mgmt          Against                        Against

6.h    Elect Prof. Dr. Ernst-Ludwig Winnacker to the             Mgmt          For                            For
       Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       07 NOV 2009; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the corresponding
       amendment to the Articles of Association Members
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 25,000




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO, S.A.B. DE C.V.                                                          Agenda Number:  932634315
--------------------------------------------------------------------------------------------------------------------------
    Security:  93114W107                                                             Meeting Type:  Annual
      Ticker:  WMMVY                                                                 Meeting Date:  06-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT BY THE CHAIRMAN OF THE BOARD OF DIRECTORS.         Mgmt          For

02     AUDIT COMMITTEE REPORT.                                   Mgmt          For

03     APPROVAL OF THE FINANCIAL STATEMENTS CORRESPONDING        Mgmt          For
       TO THE PERIOD COMMENCING ON JANUARY 1ST AND
       ENDING DECEMBER 31, 2006.

04     REPORT ON THE SITUATION FOR THE FUND OF REPURCHASE        Mgmt          For
       OF SHARES.

05     APPROVAL OF THE PROJECT TO CANCEL 158,368,900             Mgmt          For
       SHARES THAT ARE CURRENTLY TREASURY SHARES FROM
       THE REPURCHASING OF SHARES

06     APPROVAL OF THE PROJECT FOR RESULT DISTRIBUTION.          Mgmt          For

07     APPROVAL OF THE PROJECT TO GRANT A DIVIDEND.              Mgmt          For
       AT THE STOCKHOLDERS CHOICE BE PAID IN CASH

08     APPROVAL OF THE PROJECT TO INCREASE THE VARIABLE          Mgmt          For
       CAPITAL, BY THE ISSUANCE OF UP TO 109,234,586
       COMMON, ORDINARY SHARES

09     APPROVAL OF THE REPORT ON TAX OBLIGATIONS.                Mgmt          For

10     REPORT OF THE EMPLOYEE STOCK OPTION PLAN.                 Mgmt          For

11     REPORT OF THE FUNDACION WAL-MART DE MEXICO.               Mgmt          For

12     RATIFICATION OF THE BOARD S ACTS FOR THE PERIOD           Mgmt          For
       STARTING ON JANUARY 1, AND ENDING DECEMBER
       31, 2006.

13     APPOINTMENT OR RATIFICATION OF MEMBERS OF THE             Mgmt          For
       BOARD OF DIRECTORS.

14     APPOINTMENT OR RATIFICATION OF CHAIRMEN OF THE            Mgmt          For
       AUDIT AND CORPORATE GOVERNANCE COMMITTEES.

15     APPROVAL OF THE MINUTES FOR THE SHAREHOLDERS              Mgmt          For
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701570310
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of the Company for              Mgmt          For                            For
       the year ended 31 DEC 2007

2.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and the Auditors' report for the
       YE 31 DEC 2007

5.     Approve the report of the audited financial               Mgmt          For                            For
       statements and the Auditors' report of the
       Company for the YE 31 DEC 2007

6.     Approve the distribution of profit to the shareholders    Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

7.     Re-appoint Shandong Zheng Yuan Hexin Accountants          Mgmt          For                            For
       Limited as the PRC Auditors of the Company
       and authorize the Directors to determine their
       remuneration

8.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the non-PRC Auditors of the Company and
       authorize the Directors to determine their
       remuneration

9.     Authorize the Board of Directors for payment              Mgmt          For                            For
       of interim dividend [if any] to the shareholders
       of the Company for the YE 31 DEC 2008

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       [the Existing Articles] by changing the name
       for "Weifang Diesel Factory" to "Weichai Group
       Holdings Limited and by replacing the 1st paragraph
       of Article 7, as specified

S.11   Authorize the Board of the Directors to separately        Mgmt          Against                        Against
       or concurrently allot, issue and deal with
       additional A Shares and/or H Shares and to
       make or grant offers, agreements and/or options
       in respect thereof, subject to the following
       conditions: a) the general mandate shall not
       extend beyond the relevant period save that
       the Board of Directors may during the relevant
       period make or grant offers, agreements and/or
       options which may require the exercise of such
       power after the end of the relevant period;
       b) the aggregate nominal amount of the A Shares
       and the H Shares allotted and issued or agreed
       conditionally or unconditionally to be allotted
       and issued [whether pursuant to an option or
       otherwise] by the Board of Directors [otherwise
       than pursuant to any scrip dividend scheme
       [or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend], any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Company] shall not
       exceed 20% of the aggregate nominal amount
       of the A and H Shares in issue, respectively,
       in each case as at the date of passing of this
       resolution; and c) the Board of Directors will
       only exercise its power under the general mandate
       in accordance with the Company Law of the People's
       Republic of China [the PRC, which for the purpose
       of this resolution excludes the Hong Kong Special
       Administrative Region [Hong Kong], the Macau
       Special Administrative Region and Taiwan] and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as may be amended from time to time] and,
       if required, only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained [provided that in the event that
       A Shares are to be issued pursuant to the General
       Mandate, and if the then applicable laws and
       regulations of the PRC require such issue to
       be approved by the shareholders of the Company,
       further meeting(s) of the shareholders of the
       Company will be convened to consider and approve
       such a share issue; and in the event that the
       general mandate is not approved by the relevant
       regulatory authorities in the PRC in respect
       of the issue of A Shares, the general mandate
       shall be limited to the issue of H Shares only];
       [Authority expires the earlier of the conclusion
       the conclusion of the next AGM of the Company
       following the passing of this special resolution,
       unless, by a special resolution passed at that
       meeting, the General Mandate is renewed, either
       unconditionally or subject to conditions or
       the expiry of the period within which the next
       AGM is required by the Articles of Association
       of the Company or any applicable law to be
       held]; and, authorize the Board of Directors,
       contingent on the Board of Directors resolving
       to exercise the general mandate and/or issue
       shares pursuant to this resolution above: a)
       to approve, execute and do, and/or procure
       to be executed and done, all such documents,
       deeds and matters which it may consider necessary
       in connection with the exercise of the general
       mandate and/or the issue of shares, including
       but not limited to the time, price and quantity
       of and the place for such issue, to make all
       necessary applications to the relevant authorities,
       and to enter into underwriting agreement(s)
       or any other agreement(s); b) to determine
       the use of proceeds and to make all necessary
       filings and registration with the relevant
       authorities in the PRC, Hong Kong and/or any
       other places and jurisdictions [as appropriate];
       and c) to increase the registered capital of
       the Company and make all necessary amendments
       to the Articles of Association of the Company
       to reflect such increase and to register the
       increased capital with the relevant authorities
       in the PRC, Hong Kong and/or any other places
       and jurisdictions [as appropriate]




--------------------------------------------------------------------------------------------------------------------------
 WELLSTREAM HOLDINGS PLC, NEWCASTLE UPON TYNE                                                Agenda Number:  701547309
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9529Y101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GB00B1VWM162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2007 together with the Directors
       reports, the Director remuneration report and
       the auditors report on those accounts and on
       the auditable part of the Director remuneration
       report

2.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       of the Company at which accounts are laid and
       authorize the Directors to fix their remuneration

3.     Elect Mr. Neil Gaskell as a Director of the               Mgmt          For                            For
       Company

4.     Elect Mr. Christopher Gill as a Director of               Mgmt          For                            For
       the Company

5.     Elect Mr. Francisco Gros as a Director of the             Mgmt          For                            For
       Company

6.     Elect Mr. Patrick Murray as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Christopher Braithwaite as a Director        Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Gordon Chapman as a Director of              Mgmt          For                            For
       the Company

9.     Re-elect Sir. Graham Hearne as a Director of              Mgmt          For                            For
       the Company

10.    Re-elect Mr. John Kennedy as a Director of the            Mgmt          For                            For
       Company

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 331,900; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       as if the authority conferred by this resolution
       has not expired

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 12, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2) of the
       Act] for cash, pursuant to the general authority
       under the Section 89[1] of the Act conferred
       on the Directors by Resolution 12, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power shall be limited to
       the allotment of equity securities in connection
       with a rights issue, up to an aggregate nominal
       amount of GBP 49,789.88; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009 and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; this power applies
       to in relation to sale of shares which is an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if in this resolution
       the words 'pursuant to the authority under
       section 80 of the Act conferred on the Directors
       by resolution 12' were omitted

S.14   Authorize the Company, to make 1 or more market           Mgmt          For                            For
       purchases [Section 163 [3] of up to 9,957,975
       ordinary shares at a minimum price GBP 0.01
       each per ordinary shares and the maximum aggregate
       number of ordinary shares to be purchased is
       9,957,975 [10% of the share capital] and the
       maximum share not more than 5% above the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company after the passing of
       the resolution or if earlier, 20 AUG 2009];
       and the Company may make contract or contracts
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.15   Adopt the Article of Association produced to              Mgmt          For                            For
       the meeting and initialed by the chairman for
       the purposes of identification as adopted as
       the new Article of Association of the Company
       in substitution for and to the exclusion of
       all existing Article of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701100771
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Dec-2006
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Annual Financial report, Directors            Non-Voting
       Report and Audit Report of Westpac for the
       YE 30 SEP 2006

2.A    Re-elect Mr. Carolyn Judith Hewson as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       Articles 9.2 and 9.3 of the Constitution

2.B    Re-elect Mr. Peter David Wilson as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Articles 9.2 and 9.3 of the Constitution

2.C    Elect Ms. Elizabeth Blomfield Bryan as a Director         Mgmt          For                            For
       of the Company pursuant to Article 9.7 of the
       Constitution

3.     Approve to increase the yearly maximum sum available      Mgmt          For                            For
       to Non-Executive Directors of Westpac Banking
       Corporation as remuneration for their services
       from AUD 2.5 million to AUD 3.0 million, from
       the year commencing 01 JAN 2007, to be divided
       amongst them in a manner they may determine

4.A    Approve the establishment of an equity-based              Mgmt          For                            For
       reward plan, to be called the Westpac Reward
       Plan  WRP , for the provision of long term
       incentives to employees of Westpac and its
       subsidiaries

4.B    Approve the establishment of an equity-based              Mgmt          For                            For
       reward plan, to be called the Restricted Share
       Plan, for provision of a retention benefit
       to employees of Westpac and its subsidiaries

5.     Adopt the annual Remuneration Report for the              Mgmt          For                            For
       YE 30 SEP 2006




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701405929
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditors' report of Westpac
       for the YE 30 SEP 2007

2.a    Re-elect Mr. Edward [Tad] Alfred Evans as a               Mgmt          For                            For
       Director of Westpac Banking Corporation, who
       retires in accordance with Articles 9.2 and
       9.3 of the Constitution

2.b    Re-elect Mr. Gordon McKellar Cairns as a Director         Mgmt          For                            For
       of Westpac Banking Corporation, who retires
       in accordance with Articles 9.2 and 9.3 of
       the Constitution

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to grant the restricted shares under
       the Chief Executive Officer Restricted Share
       Plan and grant of performance share rights
       and performance options under the Chief Executive
       Officer Performance Plan to the future Managing
       Director and the Chief Executive Officer, Mr.
       Gail Kelly, as specified

S.4    Amend the Westpac Constitution as specified               Mgmt          For                            For

5.     Adopt the annual remuneration report for the              Mgmt          For                            For
       YE 30 SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932923483
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Consent
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF WBD FOODS OJSC ANNUAL REPORT: BE              Mgmt          For
       IT RESOLVED THAT WBD FOODS OJSC ANNUAL REPORT,
       PREPARED ON THE BASIS OF ACCOUNTING DATA ACCORDING
       TO RUSSIAN STANDARDS FOR Y2007, BE APPROVED.

02     APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS,              Mgmt          For
       INCLUDING THE INCOME STATEMENT, (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC: BE IT RESOLVED
       THAT THE Y2007 ANNUAL FINANCIAL STATEMENTS,
       INCLUDING THE INCOME STATEMENT (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC, BE APPROVED.

03     ALLOCATION OF THE PROFIT (INCLUDING PAYMENT/DECLARATION   Mgmt          For
       OF DIVIDENDS) AND LOSSES OF WBD FOODS OJSC:
       THE PART OF NET PROFIT REFLECTED IN Y2007 FINANCIAL
       STATEMENTS IN ACCORDANCE WITH RUSSIAN STANDARDS,
       IN THE AMOUNT OF 9 897 017 RUR 16 KOP. BE TRANSFERRED
       TO THE RESERVE FUND. THE REST OF THE NET PROFIT
       IN THE AMOUNT OF 967 589 417 RUR 82 KOP. BE
       UNALLOCATED. NOT TO DECLARE PAYMENT OF DIVIDENDS.

04     APPROVAL OF ERNST & YOUNG LLC AS WBD FOODS OJSC           Mgmt          For
       AUDITOR FOR 2008.

06     APPROVAL OF CHANGE OF THE AMOUNT OF THE BOARD             Mgmt          For
       OF DIRECTOR MEMBER COMPENSATION.

7A     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: GAVRILENKO, LESYA MIKHAILOVNA

7B     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DAVIDIUK, ALEXANDER ANATOLIEVICH

7C     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DZHEMELINSKAYA, VICTORIA VALERIEVNA

7D     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: IESHKINA, IRINA NIKOLAEVNA

7E     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: NAZAROVA, TATIANA ANATOLIEVNA

7F     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: KOZLOVA, ELENA ALEKSEEVNA

7G     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: POPOV, ALEXANDER DMITRIEVICH

08     APPROVAL OF THE COMPANY'S AMENDED CHARTER.                Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932935907
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Annual
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          For
       OF DIRECTORS: DE SELLIERS, GUY

5B     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: DUBININ, MIKHAIL VLADIMIROVICH

5C     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: O'NEIL, MICHAEL

5D     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: ORLOV, ALEKSANDR SERGEEVICH

5E     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: PLASTININ, SERGEI ARKADIEVICH

5F     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YUSHVAEV, GAVRIL ABRAMOVICH

5G     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: IAKOBACHVILI, DAVID

5H     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YASSIN, EVGENY GRIGORIEVICH

5I     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: RHODES, MARCUS J.

5J     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: KOSTIKOV, IGOR VLADIMIROVICH

5K     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: VINCENT, JACQUES




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701169181
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.A    Re-elect Mr. Charles Barrington Goode as a Director       Mgmt          For                            For

2.B    Elect Mr. Jakob Stausholm as a Director                   Mgmt          For                            For

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration to be paid to all Non-Executive
       Directors in any FY by AUD 0.7 million, from
       AUD 2.3 million to AUD 3.0 million, this increase
       will take effect on 01 MAY 2007 and will apply
       pro rata to the FYE 31 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701495853
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.a    Re-elect Dr. Andrew Jamieson as a Director                Mgmt          For                            For

2.b    Elect Mr. Tan Sri Dato' Megat Zaharuddin bin              Mgmt          For                            For
       Megat Mohd Nor [Din Megat] as a Director

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Ratify the establishment and operation of the             Mgmt          For                            For
       following Employee Share Plans: a) Woodside
       Share Purchase Plan [introduced AUG 2007],
       as specified in the remuneration report for
       the YE 31 DEC 2007; b) Equity-based Retention
       Plan for the Senior Executives [introduced
       MAR 2007], as specified in the remuneration
       report for the YE 31 DEC 2007 and c) Woodside
       Employee Share Award Plan [introduced MAY 2007],
       as specified in point 4.1(c) of the explanatory
       Memorandum

S.5    Approve and adopt the Constitution tabled at              Mgmt          For                            For
       the AGM and signed by the Chairman of the Meeting
       for the purpose of identification as Constitution
       of the Company, in place of the current Constitution

6.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       and for all other purposes, the Proposed Transaction
       involving: a) the acquisition by Woodside Energy
       Ltd. [WEL] from Shell Development [Australia]
       Proprietary Ltd [SDA] of the NWS Oil Interests
       in consideration of the payment of USD 388.5
       million [as adjusted in accordance with the
       Sale and Purchase Agreement] and otherwise
       on the terms as specified; b) the acquisition
       by WEL from SDA of the future NWS Oil Interests
       in consideration of the payment of USD 10 million
       and otherwise on the terms as specified and
       c) the grant of rights by WEL to Shell Exploration
       Company B.V. [SEC] on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701235423
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95534103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Amend the Articles of Incorporation concerning            Mgmt          For                            For
       the Addition of Business Purpose

4.     Amend the Articles of Incorporation concerning            Mgmt          For                            For
       the Change of Total Number of Shares Issuable

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701598091
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95534103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MINING CO LTD                                                                  Agenda Number:  701067654
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2006
        ISIN:  CN0009131243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: the agreement entered into            Mgmt          For                            For
       between the Company and the controlling shareholder
       on 18 AUG 2006 for the acquisition and all
       the transactions contemplated under the agreement;
       and the execution of the agreement by the Directors
       of the Company and authorize the Directors
       of the Company to do all such acts and things
       and to sign and execute all documents and to
       take such steps as the Directors of the Company
       or any one of them  may in their absolute
       discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the agreement or any of
       the transactions contemplated thereunder and
       all other matters incidental thereto

2.     Appoint Mr. Zhang Baocai as a Non-Independent             Mgmt          For                            For
       Director of the Company, with effect from the
       conclusion of the EGM until the close of the
       general meeting in which the Directors for
       the fourth session of the Board are elected

S.3    Amend the Sub-Paragraph 2 of Article 12 of the            Mgmt          For                            For
       Articles of Association of the Company as specified
       and authorize the Directors of the Company
       or any one of them  to do all such things
       as necessary in connection with such amendment




--------------------------------------------------------------------------------------------------------------------------
 YASKAWA ELECTRIC CORPORATION                                                                Agenda Number:  701601292
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9690T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3932000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For

7.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

8.     Approve Retirement Allowance for Retiring Outside         Mgmt          For                            For
       Corporate Auditors, and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Outside Director



Hansberger International Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701212588
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 378755, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the consolidated               Mgmt          Abstain                        Against
       financial statements, the Group Auditors  report,
       the annual financial statements and the Auditors
       report for the fiscal 2006

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2006

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the persons entrusted with Management for fiscal
       2006

4.     Approve to release CHF 300,000,000 of the othre           Mgmt          For                            For
       reserves to retained earnings and that out
       of the profit available to the AGM, a dividend
       of CHF 0.24 gross per registered share be distributed,
       payable as of 8 MAY 2007; calculated on the
       total number of issued shares of 2,187,756,317,
       this correcponds to a maximum total amount
       of CHF 525,061,516

5.     Amend the Articles of Incorporation with a new            Mgmt          For                            For
       Article 4, as specified: creation of authorized
       share capital

6.a    Re-elect Mr. Roger Agnelli to the Board of Director,      Mgmt          For                            For
       for 1 year, until the AGM 2008

6.b    Re-elect Mr. Louis R. Hughes, to the Board of             Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.c    Re-elect Mr. Hans Ulrich Marki, to the Board              Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.d    Re-elect Mr. Michel De Rosen, to the Board of             Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.e    Re-elect Mr. Michael Treschow, to the Board               Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.f    Re-elect Mr. Bernd W. Voss, to the Board of               Mgmt          For                            For
       Director, for 1 year, until the AGM 2008

6.g    Re-elect Mr. Jacob Wallenberg, to the Board               Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

6.H    Elect Mr. Hubertus Von Grunberg, to the Board             Mgmt          For                            For
       of Director, for 1 year, until the AGM 2008

7.     Elect Ernst & Young AG as the Auditors and the            Mgmt          For                            For
       Group Auditors for fiscal 2007 and OBT AG as
       the Special Auditors to fulfill the required
       tasks in connection with capital increase

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701537194
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444950, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and consolidated financial      Mgmt          Abstain                        Against
       statements; the Group Auditor's report; annual
       financial statements; the Auditor's report
       for the fiscal 2007

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2007

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the persons entrusted with Management

4.     Approve to release CHF 2,086,682,937 of the               Mgmt          For                            For
       legal reserves and allocate those released
       to other reserves and to carry forward the
       available earnings in the amount of CHF 1,77,263,198

5.     Approve to create additional contingent share             Mgmt          For                            For
       capital in an amount not to exceed CHF 500,000,000
       enabling the issuance of up to 200,000,000
       ABB Ltd shares with a nominal value of CHF
       2.50 each by amending the first 3 Paragraphs
       of Article 4bis of the Articles of Incorporation
       [as specified]

6.     Approve to reduce the share capital of CHF 5,790,037,755.00Mgmt          For                            For
       by CHF 1,111,687,248.96 to CHF 4,678,350,506.04
       by way of reducing the nominal value of the
       registered Shares from CHF 2.50 by CHF 0.48
       to CHF 2.02 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the the Auditors, that
       the claims of the creditors are fully covered
       notwithstanding the capital reduction; to amend
       the Article 4 Paragraph 1 of the Articles of
       Incorporation according to the specified wording
       as per the date of the entry of the capital
       reduction in the commercial register as specified;
       to amend the Article 4bis Paras 1 and 4 of
       the Articles of Incorporation, correspondingly
       reflecting the reduced nominal value of the
       registered shares from CHF 2.50 by CHF 0.48
       to CHF 2.02, as per the date of the entry of
       the capital reduction in the commercial register

7.     Amend the Article 13 Paragraph 1 of the Articles          Mgmt          For                            For
       of Incorporation [as specified]

8.     Amend the Article 8 Paragraph 1, 19i], 20, 22             Mgmt          For                            For
       Paragraph.1, and 28 of the Articles of Incorporation
       [as specified]

9.1    Elect Mr. Hubertus Von Grunberg, German to the            Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.2    Elect Mr. Roger Agnelli, Brazilian, to the Board          Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.3    Elect Mr. Louis R. Hughes, American, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.4    Elect Mr. Hans Ulrich Marki Swiss, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.5    Elect Mr. Michel De Rosen, French, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.6    Elect Mr. Michael Treschow, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.7    Elect Mr. Bernd W. Voss, German, to the Board             Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.8    Elect Mr. Jacob Wallenberg, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

10.    Elect Ernst & Young AG as the Auditors for fiscal         Mgmt          For                            For
       2008




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701176580
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 19.04.2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the adopted annual financial              Non-Voting
       statements of adidas AG and of the approved
       the consolidated financial statements of 31
       DEC 2006, of the Management report of adidas
       AG and the Group Management report as well
       as of the Supervisory Board report for the
       FY 2006

2.     Resolution on the appropriation of retained               Mgmt          For                            For
       earnings`

3.     Resolution on the ratification of the actions             Mgmt          For                            For
       of the Executive Board for the FY 2006

4.     Resolution on the ratification of the actions             Mgmt          For                            For
       of Supervisory Board for the FY 2006

5.     Resolution regarding the amendment of 18 [remuneration    Mgmt          For                            For
       of the Supervisory Board] the Articles of Association

6.     Resolution on the approval of the profit and              Mgmt          For                            For
       loss transfer agreement concluded with adidas
       Beteiligungsgesellschaft mbH

7.     Resolution granting the authorization to repurchase       Mgmt          For                            For
       and use the Company's treasury shares pursuant
       to 71 section 1 no.8 AktG while revoking the
       existing authorization

8.     Resolution on the approval of the electronic              Mgmt          For                            For
       transmission of information

9.     Appointment of the Auditor and the Group Auditor          Mgmt          For                            For
       for the FY 2006




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701499522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 128,545,221.54 as follows: Payment
       of a dividend of EUR 0.50 per entitled share
       EUR 27,780,741.54 shall be carried forward
       Ex-dividend and payable date: 09 May 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to Section 18 of the Articles of Association    Mgmt          For                            For
       the member of the nominating Committee of the
       Supervisory Board shall receive no additional
       remuneration

6.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association the unused authorization
       to increase the share capital by up to EUR
       6, 250,000 on or before 19 JUN 2008, shall
       be revoked the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 12,000,000 through the issue of
       new shares against payment in cash and/or kind,
       during the next 3 years [authorized capital
       2008] the Board of Managing Directors shall
       be authorized to decide upon the exclusion
       of shareholders subscription rights

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the company of up to 10%
       of its share capital, at prices neither more
       than 20% below, nor more than 15% above, the
       market price, on or before 07 NOV 2009 the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, or to use the shares
       for acquisition purposes for the satisfaction
       of option or conversion rights, or within the
       Company Stock Option Plan, and to retire the
       shares in addition, the Supervisory Board shall
       be authorized to grant the shares to Members
       of the Board of Managing Directors as remuneration
       in the form of a stock bonus the previous authorization,
       given on 10 May 2007, shall be revoked

8.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Appointment of Auditors for the 2008 FY KPMG,             Mgmt          For                            For
       Frankfurt Entitled to vote are those shareholders
       of record on 17 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701568187
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01198103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 together with the Directors'
       report and the Auditors' report thereon

2.i    Re-elect Mr. Chan Cheuk Yin as a Director                 Mgmt          For                            For

2.ii   Re-elect Mr. Chan Cheuk Hei as a Director                 Mgmt          Against                        Against

2.iii  Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          Against                        Against

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: i) a rights issue; or ii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       iii) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701128375
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Feb-2007
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 30 SEP 2006 and the Directors  and
       the Auditors  reports thereon

2.     Approve and declare a dividend                            Mgmt          For                            For

3.A    Re-elect Mr. Tom Browne as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

3.B    Re-elect Mr. David Drumm as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.C    Re-elect Mr. Gary McGann as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

3.D    Re-elect Mr. Anne Heraty as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.E    Re-elect Mr. Declan Quilligan as a Director,              Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.F    Re-elect Mr. Pat Whelan as a Director, who retires        Mgmt          For                            For
       in accordance with the Articles of Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by the creation of 440,000,000
       ordinary shares of EUR 0.16 each so that the
       authorized share capital of the Company shall
       be EUR 242,000,000, Stg GBP 50,000,000 and
       USD 50,000,000 and amend the Clause 4 of the
       Memorandum of Association; and amend Article
       2 of the Articles of Association of the Company
       by deleting in its entirety and substituted
       therefore with the specified new Article as
       specified

S.6    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       abeing a body Corporate as referred to in the
       European Communities aPublic Limited Company
       Subsidiariesa Regulations 1997 of the Company,
       to make market purchases aSection 212 of the
       Companies Act 1990 athe 1990 Actaa of shares
       of any class of the Company on such terms and
       conditions and in such manner as the Directors
       may from time to time determine in accordance
       with and subject to the provisions of the 1990
       Act and Article 8(c) of the Articles of Association
       of the Company; and the reissue price range
       at which any treasury shares aSection 209 of
       the 1990 Acta for the time being held by the
       Company may be reissued off market shall be
       the price range specified in Article 8 (d)
       of the Articles of Association of the Company;
       aAuthority expire the earlier of the date of
       the next AGM of the Company or 01 MAY 2008a

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 20 of the Companies aAmendmenta Act
       athe 1983 Acta, to allot and issue relevant
       securities pursuant to and in accordance with
       Article 8 (a) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 May 2008a; and Article 8 (a) and that
       Article 8 (a) (ii) be amended by the deletion
       of the words 27 APR 2007 and the substitution
       therefore of the words 01 MAY 2008

S.8    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies aAmendmenta Act
       1983 athe 1983 Acta, to allot equity securities
       for cash pursuant to and in accordance with
       Article 8 (b) of the Articles of Association
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or 01 MAY 2008a

S.9    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       126 of the Articles of Association of the Company,
       to exercise the powers contained in the said
       Article so that the Directors may offer to
       the holders of ordinary shares in the Company
       the right to elect and receive an allotment
       of additional ordinary shares, credited as
       fully paid, in lieu of cash in respect of all
       or part of any dividend or dividends falling
       to be declared during the period commencing
       on the date of passing of this resolution and
       expiring on 01 MAY 2012 or such part of such
       dividend or dividends as the Directors may
       determine, the authority hereby conferred shall
       be in substitution for the previous such authority
       passed as the AGM of the Company held on 24
       JAN 2003, which is hereby revoked




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701208907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0483X122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual report and the               Mgmt          For                            For
       accounts for YE 31 DEC 2006

2.     Declare a final dividend of 0.6 pence per share           Mgmt          For                            For
       in respect of the YE 31 DEC 2006

3.     Approve the Directors  remuneration report aas            Mgmt          For                            For
       specifieda for the FYE 31 DEC 2006

4.     Elect Mr. Kathleen O Donovan as a Director                Mgmt          For                            For

5.     Re-elect Mr. Young K. Sohn as a Director                  Mgmt          For                            For

6.     Elect Mr. Warren East as a Director                       Mgmt          For                            For

7.     Re-elect Mr. Lucio Lanza as a Director                    Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

s.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases aSection 163 of the Acta of up to
       133,361,000 ordinary shares of 0.05p each in
       the capital of the Company, at a minimum price
       to be paid for each share equal to the nominal
       value and equal to 105% of the average of closing
       mid price of the Company s ordinary shares
       as derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or 15 AUG 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

s.11   Authorize the Company in subject to the provisions        Mgmt          For                            For
       of the Companies Act 2006 and the Articles
       of Association, to send, convey or supply all
       types of notices, documents or information
       to the members by means of electronic equipment
       for the processing aincluding digital compressiona,
       to storage and transmission of data, employing
       wires, radio optical technologies, or any other
       electromagnetic means; and amend the Articles
       of Association in accordance with the document
       produced to the meeting and initialed by the
       Chairman for the purpose of identification

12.    Approve the limit on the ordinary remuneration            Mgmt          For                            For
       of Directors specified in Article 72 of the
       Articles of Association to be increased for
       GBP 250,000 to GBP 500,000 per annum

s.13   Approve to increase the share capital of the              Mgmt          For                            For
       Company to GBP 268,518,000 by the creation
       of 267,418,000 new deferred  4 shares of GBP
       1 each adeferred Sharesa having attached thereto
       the following rights and restrictions: i) a
       deferred Share shall  not entitle its holder
       to receive any dividend or other distribution
       aother than pursuant to paragraph C belowa;and
       not entitle its holder to receive notice of
       or to attend aeither personally or by proxya
       or vote at aeither personally or by Proxya
       any general meeting of the Company; and entitle
       its holder on a return of assets on a winding
       up  of the Company abut not otherwisea only
       to repayment of the amount  paid up or credited
       as paid up on each Deferred share up to a maximum
       of GBP1 per share after payment in respect
       of each ordinary share of 0.05 pence of the
       aggregate of the capital paid up or credited
       as paid up on such share and the payment  in
       cash or specie of GBP1 million on each ordinary
       share of 0.05 pence; to any further or other
       right of participation in the assets of the
       Company and not be transferable; ii) the issue
       of the Deferred Shares shall be deemed to confer
       on the Company irrevocable authority at any
       time thereafter to retain , the certificates
       for such Deferred Shores, pending their cancellation
       of the Deferred Shares for no consideration
       by way of  reduction of capital shall not involve
       a variation of the rights attaching thereto;
       and iv) the rights attached to the Deferred
       Shares shall be deemed not to be abrogated
       by the creation or issue of any new  shares
       ranking in priority to or pari passu with or
       subsequent to such shares or by any amendment
       to or variation of the rights  of any other
       class of shares of the Company; c) Authorize
       the Directors, for the purpose of Section 80
       of the Companies Act 1985, to allot relevant
       securities aSection 80(2)a up to an aggregate
       nominal amount of GBP 267,418,000; aAuthority
       expires on 31 DEC 2007a; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; d)
       notwithstanding the requirement In Article
       122.2 of the Articles of Association to appropriate
       capitalized reserves in paying up shares pro
       rata to the holders of ordinary shares of 0.05
       pence each, the directors are authorized; i)
       to capitalize the sum of GBP 267,418,000, being
       the amount standing to the credit of the other
       reserve of the Company at 31 DEC 2006 arepresenting
       the unrealized profit on the infra-group sale
       by the Company of certain Investmentsa; and
       ii) to appropriate such sum to Tim Score, to
       be held by him on trust for such charitable
       purposes as he may in his absolute discretion
       determine and to confirmation apply such amount
       In paying up In full 81 par 267,418,000 deferred
       shares having an aggregate nominal value of
       GBP 267,418,000 for allotment and distribution
       credited as fully paid up to Tim score as trustee
       for such charities as he may in his absolute
       discretion determine; and e) subject to confirmation
       by the Court, the share capital of the Company
       lie reduced by the cancellation of each of
       the Deferred Shares allotted pursuant to paragr3Ph
       (d) (ii) of this resolution

s.14   Approve subject to confirmation by the Court,             Mgmt          For                            For
       the share capital of the Company be reduced
       by the cancellation of 55,719,000 ordinary
       shares of 0.05 pence being shares which the
       Company purported to purchase from shareholders
       during the period of 19 MAY 2006 to 21 FEB
       2007 pursuant to the authority to make on market
       purchases conferred on the Directors by Special
       Resolution dated 25 APR 2006

s.15   Authorize the Directors to appropriate distributable      Mgmt          For                            For
       reserves of the Company aas shown in the interim
       accounts of the Company made up to 22 FEB 2007a
       to the payment of the Interim dividend on the
       company s ordinary shares of 0.34 pence  per
       share athe Dividenda paid on 06 OCT 2006 to
       shareholders on the register at the close of
       business on 01 SEP 2006 athe record datea b)
       and all claims which the Company may have in
       respect of the payment of the dividend on the
       Company s ordinary shares against  Its ordinary
       shareholders who appeared on the register
       on the record date be released and such release
       to be evidenced by the execution by the Company
       of a deed of release in favor of such shareholders
       in the, form of the deed, produced to this
       meeting  and signed by the Chairman for the
       purpose of Identification; and c)  and the
       distribution Involved In the giving of a release
       in relation to the dividend be made out of
       the profits appropriated to the dividend by
       reference to a record date identical to the
       Record Date

16.    Approve the rules of the ARM Holdings PLC savings         Mgmt          For                            For
       related share option scheme 2007 athe Schemea
       athe aprincipal features  as  specifieda and
       authorize to establish such further schemes
       for the benefit of employees overseas based
       on the Scheme subject. to  such modifications
       as may be necessary or desirable to take account
       of overseas securities Laws, exchange control
       and tax legislation,  Provided that any ordinary
       shares of the Company made available under
       such further schemes are treated as counting
       against any limits on individual participation;
       or overall participation, in the Scheme




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701546129
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0483X122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the final dividend of 1.2 pence per               Mgmt          For                            For
       ordinary share

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-elect Mr. Doug Dunn as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Tudor Brown as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Mike Muller as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Philip Rowley as a Director                  Mgmt          For                            For

8.     Re-elect Mr. John Scarisbrick as a Director               Mgmt          For                            For

9.     Re-elect Mr. Jermy Scudemore as a Director                Mgmt          For                            For

10.    Re-elect Mr. Simon Segars as a Director                   Mgmt          For                            For

11.    Re-elect Mr. Tim Score as a Director                      Mgmt          For                            For

12.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

13.    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

14.    Grant authority 127,208,000 ordinary shares               Mgmt          For                            For
       for market purchase

15.    Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGE                                                         Agenda Number:  701467171
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0669T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2008
        ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       FYE 31 DEC 2007 together with the Directors
       report, the Directors' remuneration report
       and the Auditors report on those accounts and
       the auditable part of the remuneration report

2.     Approve the Directors remuneration report included        Mgmt          Against                        Against
       in the annual report and accounts for the YE
       31 DEC 2007

3.     Re-elect Mr. Barry Ariko as a Director of the             Mgmt          For                            For
       Company

4.     Re-elect Mr. John McMonigall as a Director of             Mgmt          Against                        Against
       the Company

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold the Office until the
       conclusion of the next general meeting at which
       the accounts of the Company laid

6.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors' remuneration for the ensuring
       year

7.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all other existing authorities pursuant
       to Section 80 of the Companies Act to the extent
       not utilized at the date of passing this resolution,
       pursuant to Section 80 of the Companies Act
       1985 [Act], to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 237,134 [Authority expires at
       the conclusion of the AGM of the Company to
       be held in 2009 or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

8.     Approve and adopt the Autonomy Corporation plc            Mgmt          For                            For
       2008 U.S. Share Option Plan [the 2008 plan],
       a copy of the rules of which have been produced
       to the meeting and signed by the Chairman for
       the purposes of identification only, and a
       summary of the principal terms of which is
       set out in the appendix to the notice of AGM
       dated 11 FEB 2008, and the reservation of up
       to 21 million ordinary shares in the capital
       of the Company and authorize the Directors
       of the Company to do all things necessary to
       give effect to the 2008 plan and to establish
       further plans based on the 2008 plan but modified
       to take into the account local tax, exchange
       against the limits on individual and overall
       participation in the 2008 plan

S.9    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to passing of Resolution 7, in substitution
       for all other authorities pursuant to Section
       95 of the Act to the extent not utilized at
       the date of passing this resolution, to allot
       equity securities [Section 94(2) to Section
       94(3A) of the Act] of the Company, for cash
       pursuant to the authority conferred by Resolution
       7, disapplying the statutory pre-emption rights
       [Section 89(1)] or any pre-emption provisions
       contained in the Company's Articles of Association
       [the Articles], provided that this power is
       limited to the allotment of equity securities:
       i) in connection with a rights issue in favor
       of ordinary shareholders; ii) up to an aggregate
       nominal amount of GBP 35,570; [Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2009 or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       164 of the Companies Act 1985, to make market
       purchases [Section 163(3) of that Act] of up
       to 31,799,701 ordinary shares [14.9% of the
       issued share capital of the Company], at a
       minimum price of 1/3p and not more than 105%
       of the average of the middle-market quotations
       for such shares derived from the Daily Official
       List of the London Stock Exchange for the 5
       business days preceding the date of purchase;
       [Authority expires at the conclusion of the
       AGM of the Company to be held in 2009 or 15
       months]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGSHIRE                                                     Agenda Number:  701172051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0669T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors  and the Auditors       Mgmt          Against                        Against
       reports and the statements of accounts for
       the YE 31 DEC 2006 and to note that the Directors
       not recommended the payment of any dividend
       for the YE on that date

2.     Approve the report of the Remuneration Committee          Mgmt          Against                        Against
       included in the Directors  and the Auditors
       reports and the statements of accounts for
       the YE 31 DEC 2006

3.     Re-elect Mr. Michael Lynch as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Mr. Sushovan Hussain as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. John McMonigall as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Deloitte & Touche LLP as an Independent        Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which the accounts
       of the Company laid

7.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors  remuneration for the ensuring
       year

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all other existing authorities pursuant to
       Section 80 of the Companies Act, pursuant to
       Section 80 of the Companies Act 1985 aActa,
       to allot relevant securities aSection 80(2)
       of the Acta up to an aggregate nominal amount
       of GBP 45,631.91 a1/3 of the authorized but
       unissued ordinary share capital of the Company
       on a fully diluted basis, as at 28 FEB 2007a;
       aAuthority expires at the conclusion of the
       AGM of the Company to be held in 2008 or 15
       monthsa; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

9.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 12 and not withstanding provision
       of the Company s Articles of Association athe
       Articlesa to the contract that, subject to
       such conditions as the Directors shall see
       fit, to declare and pay a dividend in specie
       of such amount and in such manner as they shall
       resolve, including procuring that such dividend
       be satisfied by the issue or transfer of shares,
       credited as fully paid, in a 3rd Company to
       shareholders on the register of the Company
       on the record date set by the Directors aor
       a duly authorized Committee of thema and to
       do or procure to be done all such acts and
       things as they consider necessary or expedient
       for such purposes

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all other authorities pursuant to Section 95
       of the Act, subject to passing of Resolution
       8, to allot equity securities aSection 94(2)
       to Section 94(3A) of the Acta of the Company,
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights aSection 89(1)a or any pre-emption
       provisions contained in the Company s Articles
       of Association aArticlesa, provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue in favor of ordinary shareholders; ii)
       up to an aggregate nominal amount of GBP 31,552.14
       a5% of the issued share capitala; aAuthority
       expires at the conclusion of the AGM of the
       Company to be held in 2008 or 15 monthsa; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       164 of the Companies Act 1985, to make market
       purchases aSection 163(3) of that Acta of up
       to 28,207,611 ordinary shares a14.9% of the
       issued share capital of the Companya, at a
       minimum price of 1/3p and not more than 105%
       of the average of the middle-market quotations
       for such shares derived from the UK Listing
       Authority s Official List for the 5 business
       days preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company to be held in 2008 or 15 monthsa; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.12   Amend the Article 164 of the Articles of Association      Mgmt          For                            For
       of the Company as specified

S.13   Authorize the Company to send or supply documents         Mgmt          For                            For
       or information to Members by making them available
       on a website, or by other electronic means




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701477247
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       report s

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Elect Mr. Francois Martineau as the Supervisory           Mgmt          For                            For
       Board Member

O.6    Elect the Mr. Francis Allemand as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.7    Elect the Mr. Gilles Bernard as the representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.8    Elect the Mr. Alain Chourlin as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.9    Elect the Mr. Wendy Cooper as the Representative          Mgmt          For                            For
       of employee shareholders to the Board

O.10   Elect the Mr. Rodney Koch as the Representative           Mgmt          Against                        Against
       of employee shareholders to the Board

O.11   Elect the Mr. Hans Nasshoven as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.12   Elect the Mr. Frederic Souhard as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.13   Elect the Mr. Jason Steinberg as the Representative       Mgmt          Against                        Against
       of employee shareholders to the Board

O.14   Elect the Mr. Andrew Whalen as the Representative         Mgmt          Against                        Against
       of employee shareholders to the Board

O.15   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.16   Grant authority up to 1% of issued capital for            Mgmt          Against                        Against
       use in Restricted Stock Plan

E.17   Approve the Stock Option Plans grants                     Mgmt          Against                        Against

E.18   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.19   Approve the issuance of shares up to EUR 100              Mgmt          For                            For
       million for a private placement

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701140054
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Mar-2007
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the individual and the consolidated               Mgmt          For                            For
       financial statements for FYE 31 DEC 2006, allocation
       of income and distribution of dividend and
       grant discharge to the Directors

2.1    Approve to nominate Mr. Rafael Bermejo Blanco             Mgmt          For                            For
       to the Board of Directors

2.2    Ratify Mr. Richard C. Breeden as the Board Member         Mgmt          For                            For

2.3    Ratify Mr. Ramon Bustamante Yde La Mora as the            Mgmt          For                            For
       Board Member

2.4    Ratify Mr. Jose Antonio Fernandez Rivero as               Mgmt          For                            For
       the Board Member

2.5    Ratify Mr. Ignacio Ferrero Jordi as the Board             Mgmt          For                            For
       Member

2.6    Ratify Mr. Roman Knorr Borras as the Board Member         Mgmt          For                            For

2.7    Ratify Mr. Enrique Medina Fernandez as the Board          Mgmt          For                            For
       Member

3.     Approve, the authorize increase in the authority          Mgmt          For                            For
       granted to the Board at the AGM held on 18
       MAR 2006 by up to EUR 30 billion via issuance
       of non convertible and exchangeable securities

4.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via Group companies, in conformity with
       the provisions of Section 75 of the Spanish
       Limited Companies Consolidation Act, Texto
       Refundido de la Ley de Sociedades Anonimas,
       establishing the limits and requirements for
       the se acquisitions, with the express power
       to decrease the share capital for the amortization
       of own shares, approve to delegate all powers
       to the Board of Directors required for the
       execution of the resolutions adopted by the
       Board in this regard, rendering void the authority
       granted by the general meeting of shareholders
       held on 18 MAR 2006

5.     Approve to review the 2007 financial budget               Mgmt          For                            For

6.     Amend Article 36 of Bylaws regarding the length           Mgmt          For                            For
       of term and re-election of the Directors

7.     Approve to create a foundation for the cooperation        Mgmt          For                            For
       and development of social-economic projects
       through micro financing activities

8.     Authorize the Board to ratify and to execute              Mgmt          For                            For
       approved resolutions

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 MAR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED.  THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF SECOND CALL DATE AND CONSERVATIVE RECORD
       DATE AND CHANGE IN TEXT OF A RESOLUTION. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 01 MAR 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701257811
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

1.     Approve to increase the Banco Bilbao Vizcaya              Mgmt          For                            For
       Argentaria, S.A. capital by a nominal sum of
       EUR 96,040,000., in an issue of 196,000,000
       new ordinary shares, excluding pre-emptive
       subscription rights, in order to fund the acquisition
       of 100% of the shares representing the capital
       of the US Company, Compass Bancshares, Inc.
       aCompass, which includes any legal successora,
       to be fully paid up through non-cash contributions;
       the issue price of the shares to be issued
       anominal price plus issue premiuma shall equal
       the closing price of the BBVA share on the
       trading day immediately prior to the closing
       date of said transaction to acquire Compass,
       at a minimum of EUR 6.09 per share ahigher
       than the net book value per share for the BBVA
       shares already in existencea and a maximum
       equivalent to the result of a 20% increase
       of the value allocated to the non-cash consideration
       of the Compass shares by the expert appointed
       by the Company Registry for the effects established
       under Article 38 of the Companies Act, having
       subtracted the part of the consideration in
       money; and authorize the Board of Directors,
       pursuant to Article 153.1.a) of the Companies
       Act, to establish the date on which the resolution
       shall be enacted and to determine the terms
       and conditions of the capital increase not
       agreed by the EGM; request for listing of new
       shares

2.     Authorize the Board of Directors, which may               Mgmt          For                            For
       in turn delegate said authority, to formalise,
       correct, interpret and implement the resolutions
       adopted by the EGM




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701473681
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 444343 DUE TO CHANGE IN MEETING DATE AND
       CHANGE IN VOTING STATUS FOR RESOLUTION 4.3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Banco Bilbao Vizcaya Argentaria, Sociedad
       Anonima, and its consolidated group, application
       of profits, distribution of a dividend, the
       Company Management, all of the foregoing with
       reference to the YE 31 DEC 2007

2.     Amend the Article 34, about number and appointment        Mgmt          For                            For
       of the Articles of Associations in order to
       reduce the maximum and minimum number of Directors

3.     Amend the Article 36, about term of appointment           Mgmt          For                            For
       and reappointment of the Directors, of the
       Articles of Association, in order to change
       the years of appointment to 3, instead of 5

4.1    Re-appoint Mr. D. Jose Ignacio Goirigolzarri              Mgmt          For                            For
       Tellaeche

4.2    Re-appoint Mr. D. Roman Knorr Borras                      Mgmt          For                            For

4.3    Approve the provisions of Article 34, second              Non-Voting
       paragraph, of the Articles of Association,
       set the number of Directors at the number of
       Members existing at that time and according
       to the resolutions adopted about this point
       of the agenda as specified

5.     Approve the increase by EUR 50,000,000,000 the            Mgmt          For                            For
       maximum nominal amount authorized to the Board
       by the general meeting held on 18 MAR 2006
       in point 3 of the agenda; to issue fixed income
       securities of any class and nature, even exchangeable,
       not convertible into shares, the amount which
       increased by agreement adopted in the general
       meeting held on 16 MAR 2007

6.     Authorize the Board for a maximum period of               Mgmt          For                            For
       5 years to issue, up to maximum amount of EUR
       9,000,000,000 securities convertible and or
       exchangeable for Company shares, with exclusion,
       if necessary, of the preferential subscription
       rights, in conformity with Section 159.2 of
       the Spanish Limited Companies Act, Ley De Sociedades
       Anonimas, and to set the base and type of the
       conversion and increase the Corporate capital
       by the necessary amount, subsequently amending
       the Article 5 of the Articles of Association

7.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via group companies; in conformity with
       the provisions of Section 75 of the Spanish
       Limited Companies Consolidation Act, Texto
       Refundido De La Ley De Sociedades Anonimas,
       establishing the limits and requirements for
       these acquisitions, with the express power
       to decrease the share capital for the amortization
       of own shares; authorize the Board of Directors
       for execution of the resolutions adopted by
       the Board in this regard, rendering void the
       authority granted by the general meeting of
       shareholders held on 16 MAR 2007

8.     Appoint the Auditors for the FY 2008                      Mgmt          For                            For

9.     Authorize the Board including the authority               Mgmt          For                            For
       to depute the powers received to execute, rectify,
       construe and implement the resolutions adopted
       by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701066828
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2006
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING BANCO SANTANDER CENTRAL HISPANO,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY S WEBSITE:
       HTTP://WWW.SANTANDER.COM UNDER CORPORATE GOVERNANCE/GENERAL
       SHAREHOLDERS MEETING

1.     Examination and approval, if deemed appropriate,          Mgmt          For                            For
       of the plan to merge Banco Santander Central
       Hispano, S.A., Riyal, S.L., Lodares Inversiones,
       S.L. Sociedad Unipersonal, Somaen-Dos, S.L.
       Sociedad Unipersonal, Gessinest Consulting,
       S.A. Sociedad Unipersonal and Carvasa Inversiones,
       S.L. Sociedad Unipersonal, and approval of
       the audited balance sheet of Banco Santander
       Central Hispano, S.A. as of June 30, 2006 (the
       merger balance sheet). Approval of the merger
       of Banco Santander Central Hispano, S.A., Riyal,
       S.L., Lodares Inversiones, S.L. Sociedad Unipersonal,
       Somaen-Dos, S.L. Sociedad Unipersonal, Gessinest
       Consulting, S.A. Sociedad Unipersonal and Carvasa
       Inversiones, S.L. Sociedad Unipersonal through
       the absorption of the latter five companies
       by the first-named Company, with the termination
       of the five absorbed Companies and the transfer
       en bloc and as a whole of all of their net
       assets to Banco Santander Central Hispano,
       S.A., all of the foregoing in compliance with
       the provisions of the merger plan. Application
       to the merger of the special tax regime set
       forth in Chapter VIII of Title VII of the Restated
       Text of the Corporate Income Tax Law  Texto
       Refundido de la Ley del Impuesto sobre Sociedades
       . Subjecting the resolution adopted under this
       item of the Agenda to a condition precedent
       and delegation of powers to deem such condition
       satisfied or not satisfied

2.     Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and develop the
       resolutions adopted by the shareholders acting
       at the Meeting, as well as to substitute the
       powers it receives from the shareholders acting
       at the Meeting, and the grant of powers to
       have such resolutions converted into public
       instruments

       THE BOARD OF DIRECTORS OF THIS BANK HAS RESOLVED          Non-Voting
       TO CALL THE SHAREHOLDERS TO AN EXTRAORDINARY
       GENERAL SHAREHOLDERS  MEETING TO BE HELD IN
       SANTANDER, AT THE PALACIO DE EXPOSICIONES Y
       CONGRESOS (AVENIDA DEL RACING, S/N), ON 23
       OCTOBER 2006, AT 9:00 A.M., ON SECOND CALL,
       IN THE EVENT THAT, DUE TO A FAILURE TO REACH
       THE REQUIRED QUORUM, SUCH MEETING CANNOT BE
       HELD ON FIRST CALL, WHICH IS ALSO HEREBY CONVENED
       AT THE SAME PLACE AND TIME ON 22 OCTOBER 2006.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701251388
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2007 AT 1000 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     To approve the annual accounts abalance sheet,            Mgmt          For                            For
       profit and loss statement, statements of changes
       in net assets and cash flows, and notesa and
       the corporate management of Banco Santander
       Central Hispano, S.A. and its Consolidated
       Group for the FYE 31 DEC 2006

2.     To approve the application of results obtained            Mgmt          For                            For
       by the Bank during FY 2006, in the amount of
       3,256,189,632.83 euros, distributing them as
       specified

3.A    To ratify the appointment of Ms. Isabel Tocino            Mgmt          For                            For
       Biscarolasaga as Director, as resolved by the
       Board of Directors at its meeting of 26 MAR
       2007, With respect to the annual renewal of
       one-fifth of the Director positions provided
       by Article 30 of the current Bylaws

3.B    To re-elect Assicurazioni Generali S.p.A as               Mgmt          For                            For
       Director

3.C    To re-elect Mr. Antonio Basagoiti Garcia-Tunon            Mgmt          For                            For
       as Director

3.D    To re-elect Mr. Antonio Escamez Torres as Director        Mgmt          For                            For

3.E    To re-elect Mr. Francisco Luzon Lopez as Director         Mgmt          For                            For

4.     To re-appoint the firm Deloitte, S.L., with               Mgmt          For                            For
       its registered office in Madrid, at Plaza Pablo
       Ruiz Picasso, 1, Torre Picasso, and Tax ID
       Code B-79104469, as Auditor of Accounts for
       verification of the annual accounts and management
       report of the Bank and of the consolidated
       Group for FY 2007

5.     To deprive of effect, to the extent of the unused         Mgmt          For                            For
       amount, the authorization granted by the shareholders
       acting at the Ordinary General Shareholders
       Meeting of 17 June 2006 for the derivative
       acquisition of shares of the Bank by the Bank
       and the Subsidiaries comprising the Group;
       to grant express authorization for the Bank
       and the Subsidiaries comprising the Group to
       acquire shares representing the capital stock
       of the Bank with any compensation permitted
       by Law, within the limits of the Law and subject
       to all legal requirements, up to a maximum
       limit  including the shares they already hold
       of 312,714,828 shares or, as appropriate,
       the number of shares equivalent to 5% of the
       capital stock existing at any given time, which
       shares shall be fully paid-in, at a minimum
       price per share equal to the par value and
       a maximum of up to 3% over the listing price
       on the Electronic Market of the Spanish Stock
       Exchanges aincluding the block marketa on the
       date of acquisition, this authorization may
       only be exercised within 18 months from the
       date on which the General Shareholders  Meeting
       is held, the authorization includes the acquisition
       of shares, if any, that must be conveyed directly
       to the employees and management of the Company,
       or that must be conveyed as a result of the
       exercise of the options they hold

6.A    The first paragraph of Article 1 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 1 will read as specified

6.B    Article 28 of the Bylaws is amended to read               Mgmt          For                            For
       as specified

6.C    The second paragraph of Article 36 of the Bylaws          Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       second paragraph of Article 36 will read as
       specified

6.D    The last paragraph of Article 37 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       last paragraph of Article 37 will read as specified

6.E    The first paragraph of Article 40 of the Bylaws           Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 40 will read as
       specified

7.A    The Preamble to the Rules and Regulations for             Mgmt          For                            For
       the General Shareholders  Meeting is amended
       to read as specified

7.B    Article 2 of the Rules and Regulations for the            Mgmt          For                            For
       General Shareholders  Meeting is amended to
       read as specified

7.C    Article 21 of the Rules and Regulations for               Mgmt          For                            For
       the General Shareholders  Meeting is amended
       through the addition of a new sub-section 2
       and the renumbering of the current sub-section
       2 as a new sub-section 3, such that Article
       21 will read as specified

7.D    A new Article 22 is added below Article 21 of             Mgmt          For                            For
       the Rules and Regulations for the General Shareholders
       Meeting, which will read as specified

8.     To delegate to the Board of Directors, pursuant           Mgmt          For                            For
       to the provisions of Section 153.1.a) of the
       Business Corporations Law, the broadest powers
       to do the following within one year from the
       date on which this General Shareholders  Meeting
       is held: set the date and terms and conditions,
       in all matters not provided for by the shareholders
       themselves acting at the General Shareholders
       Meeting, for a capital increase approved at
       such General Shareholders  Meeting, in the
       amount of three hundred seventy-five million
       euros; In exercising these delegated powers,
       the Board of Directors shall (by way of example
       and not of limitation) determine if the capital
       increase shall be carried out by issuing new
       shares with or without a premium and with or
       without voting rights or by increasing the
       par value of existing shares, through new cash
       contributions or by charging the increase to
       unrestricted reserves, or some combination
       of the two methods; determine the deadline
       for exercising pre-emptive rights (or for negotiating
       the right to gratuitous assignment) in the
       event of the issuance of new shares; freely
       offer the shares not subscribed for by such
       deadline; establish that, in the event the
       issue is not fully subscribed, the capital
       will be increased only by the amount of the
       actual subscriptions; and reword the Article
       of the Company s Bylaws pertaining to share
       capital; If the Board of Directors does not
       exercise the powers delegated to it within
       the period provided by the shareholders acting
       at the Shareholders  Meeting for carrying out
       this resolution, such powers shall become void
       once the deadline has passed; The Board of
       Directors is also authorized to delegate to
       the Executive Committee the delegable powers
       granted pursuant to this resolution

9.     To empower the Board of Directors, pursuant               Mgmt          For                            For
       to the general rules for the issuance of debentures
       and pursuant to the provisions of Section 319
       of the Regulations of the Commercial Registry,
       to issue, in one or more tranches, fixed income
       securities up to the sum of THIRTY-FIVE BILLION
       EUROS or the equivalent thereof in another
       currency, in any of the forms permitted by
       law, including bonds, certificates, notes,
       and debentures, including such subordinated
       debentures as are set forth in sub-section
       1 of Section 7 of Law 13/1985, of 25 May and
       Section 20.1 of Royal Decree 1343/1992, of
       6 November, these securities may be unsecured
       or carry guarantees of any kind, including
       mortgage backing, they may be represented by
       certificates or may be book-entry securities,
       the securities issued under this authorization
       shall be numbered consecutively for each issue,
       beginning with number 1, each issue shall constitute
       a single series, the securities may be fully
       or partially exchangeable for existing shares
       of the issuing Company itself or for shares
       of other Entities, if they are exchangeable,
       such exchange may be voluntary or mandatory,
       if voluntary, such exchange may be at the option
       of the holder of the securities or of the issuer,
       they may also include an option to buy such
       shares, the securities may be issued in the
       Spanish territory or abroad, under Spanish
       or foreign law, they may be denominated in
       Spanish or foreign currency, provided, however,
       that if they are denominated in foreign currency,
       the equivalent thereof in euros shall be stated,
       the Board of Directors is empowered to freely
       determine all other terms of the issue(s),
       as well as whether each issue is perpetual
       or amortizable, if amortizable, it may determine
       the amortization schedule, all within the limits
       set by law. Furthermore, in general, it may
       execute without any limitation whatsoever any
       public or private instruments required or that
       the Board may deem advisable in order to carry
       out this resolution, it may also, as appropriate,
       designate the Trustee aComisarioa and approve
       the basic rules that shall govern the legal
       relationship between the Bank and the Syndicate
       of holders of the securities issued, with respect
       to the limit to the delegation, the stated
       amount of THIRTY-FIVE BILLION EUROS constitutes
       the maximum global limit for the par value
       amount that may be outstanding at any given
       time for notes or similar securities issued
       plus the par value issued for all other securities
       likewise issued under this authorization conferred
       upon the Board of Directors, this power may
       be exercised by the Board of Directors within
       a period of five years from the date the resolution
       is adopted by the shareholders at the General
       Shareholders  Meeting, after which time any
       portion thereof that has not been exercised
       shall be cancelled, it is stated for the record
       that, as provided by Section 111 bis of Law
       24/1988, of 28 July and the Fourth Additional
       Provision of Law 26/1988, of 29 July, the limitation
       regarding the issuance of debentures set forth
       in sub-section 1 of Section 282 of the Restated
       Text of the Business Corporations Law does
       not apply to the Bank; to also empower the
       Board to decide, on a case-by-case basis, the
       repayment terms for the fixed income securities
       issued under this authorization. It may use
       the withdrawal means referred to in sub-sections
       a), b), and c) of Section 306 of the restated
       text of the Business Corporations Law; To also
       empower the Board of Directors so that when
       it so deems advisable, and subject to obtaining
       the necessary official authorizations and,
       as appropriate, the approval at the Meetings
       of the pertinent Syndicates of Holders of the
       securities, it may modify the conditions for
       repayment of the fixed income securities which
       have been issued and the respective terms thereof,
       as well as the rate of interest, if any, accruing
       on the securities included in each issuance
       under the foregoing authorization; the Board
       of Directors is authorized to delegate to the
       Executive Committee the powers granted under
       sub-sections I), II) and III) above

10.    Authorization to deliver, without charge, 100             Mgmt          For                            For
       Santander shares to each of the employees of
       Companies of the Group who satisfy the conditions
       established in the resolution to be adopted
       by the shareholders at the Meeting, also explicitly
       authorizing such delivery to the executive
       Directors and General Managers of the Bank
       who also meet such conditions

11.    Amendment of the incentive plan for Abbey managers        Mgmt          For                            For
       by means of the delivery of Santander shares
       approved by the shareholders at the Ordinary
       General Shareholders  Meeting of 17 June 2006
       and linked to the attainment of revenue and
       profit targets of such British entity

12.    Approval, in connection with the long-term Incentive      Mgmt          For                            For
       Policy approved by the Board of Directors,
       of various plans for the delivery of Santander
       shares, for implementation thereof by the Bank
       and companies within the Santander Group and
       linked to certain permanence requirements or
       to changes in total shareholder return and
       the Bank s earnings per share

13.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO ISSUER PAY MEETING. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701313152
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jul-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE FROM 26 JUL 2007 TO 27 JUL
       2007 DUE TO FAILURE TO REACH THE REQUIRED QUORUM,
       THE NORMAL MEETING IS CHANGED TO ISSUER PAY
       MEETING AND CHANGE IN MEETING TYPE. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 18 JUL 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Authorisation to the Board of Directors so that           Mgmt          For                            For
       it may, pursuant to the provisions of Section
       153.1.b) of the Business Corporations Law [Ley
       de Sociedades Anonimas], increase capital on
       one or more occasions and at any time, within
       a period of three years, by means of cash contributions
       and up to the maximum nominal amount of 1,563,574,144.5
       euros, all under such terms and conditions
       as it deems appropriate, depriving of effect
       the authorisation granted under resolution
       Seven.II) of the Ordinary General Meeting of
       Shareholders of 18 June 2005. Delegation of
       powers to exclude pre-emptive rights, under
       the provisions of Section 159.2 of the Business
       Corporations Law.

2.     Issuance of debentures mandatorily convertible            Mgmt          For                            For
       into Banco Santander shares in the amount of
       5,000,000,000 euros. Provision for incomplete
       subscription and exclusion of pre-emptive rights.
       Determination of the basis for and terms of
       the conversion and increase in share capital
       in the amount required to satisfy the requests
       for conversion. Delegation to the Board of
       Directors of the power to implement the issuance
       and establish the terms thereof as to all matters
       not contemplated by the General Meeting.

3.     Authorisation to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       NOTE DIRECTED TO INVESTORS: PLEASE BE ADVISED             Non-Voting
       THAT ADDITIONAL INFORMATION CONCERNINGS SANTANDER,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY WEBSITE:
       http://www.santander.com/

       NOTE DIRECTED TO CUSTODIAN BANKS: PLEASE BE               Non-Voting
       ADVISED THAT ADDITIONAL INFORMATION CONCERNINGS
       SANTANDER, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.santander.com/




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701582846
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476993 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING TURNED TO ISSUER PAY MEETING AND CHANGE
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Examination and approval, if deemed appropriate.          Mgmt          For                            For
       of the annual accounts [balance sheet, profit
       and loss statement, statements of changes in
       net assets and cash flows, and notes] and of
       the corporate management of Banco Santander,
       S.A and its consolidated Group, all with respect
       to the Fiscal Year ended 31 DEC 2007.

2.     Application of results from Fiscal Year 2007.             Mgmt          For                            For

3.A    Ratification of the appointment of Mr. Juan               Mgmt          For                            For
       Rodriguez Inciarte.

3.B    Re-election of Mr. Luis Alberto Salazar-Simpson           Mgmt          For                            For
       Bos.

3.C    Re-election of Mr. Luis Angel Rojo Duque.                 Mgmt          For                            For

3.D    Re-election of Mr. Emilio Botin-Sanz de Sautuola          Mgmt          For                            For
       y Garcia de los Rios.

4.     Re-election of the Auditor of Accounts for Fiscal         Mgmt          For                            For
       Year 2008.

5.     Authorization for the Bank and its Subsidiaries           Mgmt          For                            For
       to acquire their own stock pursuant to the
       provisions of Section 75 and the first additional
       provision of the Business Corporations Law
       [Ley de Sociedades Anonimas], depriving of
       effect the authorization granted by the shareholders
       at the General Shareholders' Meeting held on
       23 JUN 2007 to the extent of the unused amount.

6.     Approval, if appropriate, of new Bylaws and               Mgmt          For                            For
       abrogation of current Bylaws.

7.     Amendment, if appropriate, of Article 8 of the            Mgmt          For                            For
       Rules and Regulations for the General Shareholders'
       Meeting.

8.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to carry out the resolution to be adopted
       by the shareholders at the Meeting to increase
       the share capital, pursuant to the provisions
       of Section 153.1a) of the Business Corporations
       Law, depriving of effect the authorization
       granted by the shareholders at such General
       Meeting on 23 JUN 2007.

9.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities that
       are convertible into and/or exchangeable for
       shares of the Company, setting standards for
       determining the conditions for and modalities
       of the conversion and or exchange and allocation
       to the Board of Directors of the powers to
       increase capital in the required amount, as
       well as to exclude the preemptive subscription
       rights of the shareholders and holders of convertible
       debentures, depriving of effect the authorization
       conferred by resolution Ten approved at the
       Ordinary General Shareholders' Meeting of 21
       JUN 2003.

10.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities not
       convertible into shares.

11.A   With respect to the long-term Incentive Policy            Mgmt          For                            For
       approved by the Board of Directors, approval
       of new cycles and a plan for the delivery of
       Santander shares for implementation by the
       Bank and companies of the Santander Group,
       linked to certain requirements of permanence
       or changes in total shareholder return and
       earnings per share of the Bank.

11.B   Approval of an incentive plan for employees               Mgmt          For                            For
       of Abbey National Plc and other companies of
       the Group in the United Kingdom by means of
       options to shares of the Bank linked to the
       contribution of periodic monetary amounts and
       to certain requirements of permanence.

12.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholder
       at the Meeting, as well as to delegate the
       powers received from the shareholders at the
       Meeting, and the grant of powers to convert
       such resolutions into notarial instruments.




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC                                                                                Agenda Number:  701183434
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  and the Auditors  reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Marcus Agius as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Frederik Seegers as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Christopher Lucas as a Director              Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Stephen Russell as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard Leigh Clifford as a Director         Mgmt          For                            For
       of the Company

8.     Re-elect Sir Andhrew Likierman as a Director              Mgmt          For                            For
       of the Company

9.     Re-elect Mr. John Varley as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

12.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize Barclays Bank PLC to make EU political          Mgmt          For                            For
       donations

14.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.15   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.16   Approve to renew the Company s authority to               Mgmt          For                            For
       purchase its own shares

S.17   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343802
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to pass and implement Resolution 2 at             Mgmt          For                            For
       the EGM relating to the preference shares and
       to consent to any resulting change in the rights
       of ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343814
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Merger with ABN AMRO Holding N.V.             Mgmt          For                            For
       and increase in authorized Capital from GBP
       2,500,000,000 to GBP 4,401,000,000 and issue
       equity with pre-emptive rights up to GBP 1,225,319,514
       in connection with the merger

S.2    Approve further increase in the authorized capital        Mgmt          For                            For
       from GBP 4,401,000,000 to GBP 4,401,000,000
       and EUR 2,000,000,000 and issue Preference
       Shares with pre-emptive rights up to aggregate
       nominal amount of EUR 2,000,000,000 and adopt
       New Articles of Association

3.     Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 981,979,623

S.4    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities for cash other than on a pro-rata
       basis to shareholders and sell the treasury
       shares without pre-emptive rights up to aggregate
       nominal amount of GBP 147,296,943

S.5    Authorize the Company to purchase 1,700,000,000           Mgmt          For                            For
       Ordinary Shares for market purchase

S.6    Approve to cancel the amount standing to the              Mgmt          For                            For
       credit of the share premium account of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701375063
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1498M100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as specified

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as specified

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

10.    Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

11.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

12.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc's Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008,
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2008, and for such period the Section 89
       amount [under the United Kingdom Companies
       Act 1985] shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc ["shares"] provided that: a) the
       maximum aggregate number of shares to be purchased
       be 232,802,528, representing 10% of BHP Billiton
       Plc's issued share capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority, which would or might be
       completed wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of Performance Shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director Mr. M.
       J. Kloppers, in the specified manner

20.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. C. W. Goodyear, in the
       specified manner

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701069571
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2006
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2006, together with the
       Directors  report, the Auditors  report as
       set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2006, together with
       the Directors  report, the Auditors  report
       as set out in the annual report

3.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Plc

4.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Limited

5.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Plc

6.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Limited

7.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Plc

8.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Limited

9.     Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Plc

10.    Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Limited

11.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

12.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

13.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc, who retires by rotation

14.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited, who retires by rotation

15.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Plc, who retires by rotation

16.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Limited, who retires by rotation

17.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

18.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

19.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

20.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

21.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree its remuneration

22.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc s Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2007
       and for such period the Section 80 amount
       under the United Kingdom Companies Act 1985
       shall be USD 276,686,499.00

S.23   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc
       s Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2007 and for such period the Section 89
       amount  under the United Kingdom Companies
       Act 1985  shall be USD 61,703,675.00

S.24   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases  Section
       163 of that Act  of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc  shares  provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 246,814,700, being 10% of
       BHP Billiton Plc s issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       Authority expires on the earlier of 25 APR
       2008 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2007 ; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S25.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 DEC
       2006

S25.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 MAR
       2007

S25.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 MAY
       2007

S25.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 JUN
       2007

S25.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 SEP
       2007

S25.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 NOV
       2007

26.    Approve the remuneration report for the 30 JUN            Mgmt          For                            For
       2006

27.    Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of ASX Listing Rule 10.14, the
       grant of Deferred Shares and the Options under
       the BHP Billiton Limited Group Incentive Scheme
       GIS  and the grant of Performance Shares under
       the BHP Billiton Limited Long Term Incentive
       Plan  LTIP  to the Executive Director and the
       Chief Executive Officer, Mr. Charles W. Goodyear,
       in the manner as specified

28.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Plc Group Incentive Scheme and the
       grant of Performance Shares under the BHP Billiton
       PLC Long Term Incentive Plan to the Executive
       Director and the Group President Non-Ferrous
       Materials, Mr. Marius J. Kloppers, in the manner
       as specified

29.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Limited Group Incentive Scheme and
       the grant of Performance Shares under the BHP
       Billiton Limited Long Term Incentive Plan to
       the Executive Director and the Group President
       Carbon Steel Materials, Mr. Chris J. Lynch,
       in the manner as specified

30.    Approve the establishment, operation and administration   Mgmt          For                            For
       of a BHP Billiton Limited Global Employee Share
       Plan, as specified and BHP Billiton Plc Global
       Employee Share Plan, as specified

31.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Plc to all
       the Non-Executive Directors in any year together
       with the remuneration paid to those Non-Executive
       Directors by BHP Billiton Limited from AUD
       3,000,000 to USD 3,000,000; and that this increase,
       for all purposes, including for the purposes
       of Article 76 of the Articles of Association
       of BHP Billiton Plc and ASX Listing Rule 10.17

32.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Limited to
       all the Non-Executive Directors in any year
       together with the remuneration paid to those
       Non-Executive Directors by BHP Billiton Plc
       from AUD 3,000,000 to USD 3,000,000; and that
       this increase, for all purposes, including
       for the purposes of Rule 76 of the Constitution
       of BHP Billiton Limited and ASX Listing Rule
       10.17




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701050344
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Nov-2006
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2006, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 6.7p per ordinary             Mgmt          For                            For
       share for the YE 30 JUN 2006

3.     Re-appoint Mr. Chase Carey as a Director                  Mgmt          For                            For

4.     Re-appoint Mr. Nicholas Ferguson as a Director            Mgmt          For                            For

5.     Re-appoint Mr. James Murdoch as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Jacques Nasser as a Director               Mgmt          For                            For

7.     Re-appoint Mr. David Devoe as a Director                  Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Receive the report of Directors  remuneration             Mgmt          For                            For
       for the YE 30 JUN 2006

12.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 as amended
       the Act , to make donations to EU political
       organization as defined in Section 347A of
       the Act, not exceeding GBP 100,000 in total
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 in
       total;  Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2007 or on 31 DEC 2007  provided that the authorized
       sum referred above be comprised of one or more
       amounts in different currencies which for the
       purposes of calculating the said sum, shall
       be converted into pounds sterling at the exchange
       rate published in the London edition of the
       Financial Times of the day on which the relevant
       donation is made or expenditure incurred  or
       the first business day thereafter  or, if earlier,
       on the day in which the Company enters into
       any contract or undertaking in relation to
       the same

13.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act 1985
       as amended  the Act , to allot relevant securities
       up to an aggregate nominal amount of GBP 295,000,000
       approximately 33% of the nominal issued ordinary
       share capital ;  Authority expires at the conclusion
       of the next AGM of the Company ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

s.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the Act to allot equity securities with
       in the meaning Section 94 of the Act, for cash
       pursuant to the authority conferred by Resolution
       13, dis-applying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue; and b) up to an aggregate nominal
       amount of GBP 44,000,000  5% of the nominal
       issued ordinary share capital ; and authorize
       the Directors to make offers or which would
       or might require equity securities to be allotted
       after the expiry of such period




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701375051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2007, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend for the YE 30 JUN 2007           Mgmt          For                            For

3.     Re-appoint Mr. Jeremy Darroch as a Director               Mgmt          For                            For

4.     Re-appoint Mr. Andrew Higginson as a Director             Mgmt          For                            For

5.     Re-appoint Ms. Gail Rebuck as a Director                  Mgmt          For                            For

6.     Re-appoint Lord Rothschild as a Director                  Mgmt          For                            For

7.     Re-appoint Mr. David F. DeVoe as a Director               Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Approve the report on Directors' remuneration             Mgmt          For                            For
       for the YE 30 JUN 2007

12.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at the time
       at which this resolution is passed or at any
       time during the period for which this resolution
       has effect, in accordance with Sections 366
       and 367 of the Companies Act 2006 [the 2006
       Act] to: a) make political donations to political
       parties or independent election candidates,
       as defined in Sections 363 and 364 of the 2006
       Act, not exceeding GBP 100,000 in total; b)
       make political donations to political organizations
       other than political parties, as defined in
       Sections 363 and 364 of the 2006 Act, not exceeding
       GBP 100,000 in total; and c) incur political
       expenditure, as defined in Section 365 of the
       2006 Act, not exceeding GBP 100,000 in total;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 31 DEC
       2008]; provided that the authorized sum referred
       to in Paragraphs (a), (b) and (c) above may
       be comprised of one or more amounts in different
       currencies which, for the purposes of calculating
       the said sum, shall be converted into Pounds
       Sterling at the exchange rate published in
       the London edition of the financial times on
       the day which the relevant donation is made
       or expenditure incurred [or the 1st business
       day thereafter]

13.    Authorize the Directors, pursuant to an din               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985 as amended [the 1985 Act], to allot
       relevant securities up to an maximum nominal
       amount of GBP 289,000,000 [33% of the nominal
       issued ordinary share capital of the Company];
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 13,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue; b) up
       to an aggregate nominal amount of GBP 43,500,000
       [5% of the nominal issued share capital of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company, as specified, as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORPORATION                                                                          Agenda Number:  932672339
--------------------------------------------------------------------------------------------------------------------------
    Security:  13321L108                                                             Meeting Type:  Annual and Special
      Ticker:  CCJ                                                                   Meeting Date:  16-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       JOHN H. CLAPPISON                                         Mgmt          For                            For
       JOE F. COLVIN                                             Mgmt          For                            For
       HARRY D. COOK                                             Mgmt          For                            For
       JAMES R. CURTISS                                          Mgmt          For                            For
       GEORGE S. DEMBROSKI                                       Mgmt          For                            For
       GERALD W. GRANDEY                                         Mgmt          For                            For
       NANCY E. HOPKINS                                          Mgmt          For                            For
       OYVIND HUSHOVD                                            Mgmt          For                            For
       J.W. GEORGE IVANY                                         Mgmt          For                            For
       A. ANNE MCLELLAN                                          Mgmt          For                            For
       A. NEIL MCMILLAN                                          Mgmt          For                            For
       ROBERT W. PETERSON                                        Mgmt          For                            For
       VICTOR J. ZALESCHUK                                       Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS.                      Mgmt          For                            For

03     A RESOLUTION AMENDING CAMECO S STOCK OPTION               Mgmt          For                            For
       PLAN, AS DESCRIBED IN THE ACCOMPANYING MANAGEMENT
       PROXY CIRCULAR.

04     THE UNDERSIGNED HEREBY DECLARES THAT ALL SHARES           Mgmt          Abstain                        Against
       REPRESENTED HEREBY ARE HELD, BENEFICIALLY OWNED
       OR CONTROLLED BY ONE OR MORE RESIDENTS (PLEASE
       MARK THE  FOR  BOX) OR ONE OR MORE NON-RESIDENTS
       (PLEASE MARK THE  ABSTAIN  BOX).

05     IF THE UNDERSIGNED IS A RESIDENT PLEASE MARK              Mgmt          Abstain                        Against
       THE  FOR  BOX, IF THE UNDERSIGNED IS A NON-RESIDENT
       PLEASE MARK THE  ABSTAIN  BOX.




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORPORATION                                                                          Agenda Number:  932857432
--------------------------------------------------------------------------------------------------------------------------
    Security:  13321L108                                                             Meeting Type:  Annual and Special
      Ticker:  CCJ                                                                   Meeting Date:  15-May-2008
        ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       JOHN H. CLAPPISON                                         Mgmt          For                            For
       JOE F. COLVIN                                             Mgmt          For                            For
       HARRY D. COOK                                             Mgmt          For                            For
       JAMES R. CURTISS                                          Mgmt          For                            For
       GEORGE S. DEMBROSKI                                       Mgmt          For                            For
       GERALD W. GRANDEY                                         Mgmt          For                            For
       NANCY E. HOPKINS                                          Mgmt          For                            For
       OYVIND HUSHOVD                                            Mgmt          For                            For
       J.W. GEORGE IVANY                                         Mgmt          For                            For
       A. ANNE MCLELLAN                                          Mgmt          For                            For
       A. NEIL MCMILLAN                                          Mgmt          For                            For
       ROBERT W. PETERSON                                        Mgmt          For                            For
       VICTOR J. ZALESCHUK                                       Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS.                      Mgmt          For                            For

03     A SHAREHOLDER PROPOSAL, FURTHER DETAILS OF WHICH          Shr           Against                        For
       ARE SET FORTH IN SCHEDULE B TO THE ACCOMPANYING
       MANAGEMENT PROXY CIRCULAR.

04     THE UNDERSIGNED HEREBY DECLARES THAT ALL SHARES           Mgmt          Abstain                        Against
       REPRESENTED HEREBY ARE HELD, BENEFICIALLY OWNED
       OR CONTROLLED BY ONE OR MORE RESIDENTS (PLEASE
       MARK THE "FOR" BOX) OR ONE OR MORE NON-RESIDENTS
       (PLEASE MARK THE "ABSTAIN" BOX).

05     IF THE UNDERSIGNED IS A RESIDENT PLEASE MARK              Mgmt          Abstain                        Against
       THE "FOR" BOX, IF THE UNDERSIGNED IS A NON-RESIDENT
       PLEASE MARK THE "ABSTAIN" BOX.




--------------------------------------------------------------------------------------------------------------------------
 CARNIVAL PLC                                                                                Agenda Number:  701169840
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19081101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2007
        ISIN:  GB0031215220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Micky Arison as a Director of the            Mgmt          For                            For
       Carnival Corporation and the Carnival Plc

2.     Re-elect Ambassador Richard G. Capen, Jr. as              Mgmt          For                            For
       a Director of the Carnival Corporation and
       the Carnival Plc

3.     Re-elect Mr. Robert H. Dickinson as a Director            Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

4.     Re-elect Mr. Arnold W. Donald as a Director               Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

5.     Re-elect Mr. Pier Luigi Foschi as a Director              Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

6.     Re-elect Mr. Howard S. Frank as a Director of             Mgmt          For                            For
       the Carnival Corporation and the Carnival Plc

7.     Re-elect Mr. Richard J. Glasier as a Director             Mgmt          For                            For
       of the Carnival Corporation and the Carnival
       Plc

8.     Re-elect Mr. Baroness Hogg as a Director of               Mgmt          For                            For
       the Carnival Corporation and the Carnival Plc

9.     Re-elect Mr. Modesto A. Maidique as a Director            Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

10.    Re-elect Sir John Parker as a Director of Carnival        Mgmt          For                            For
       Corporation and the Carnival Plc

11.    Re-elect Mr. Peter G. Ratcliffe as a Director             Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

12.    Re-elect Mr. Stuart Subotnick as a Director               Mgmt          For                            For
       of Carnival Corporation and the Carnival Plc

13.    Elect Ms. Laura Weil as a Director of the Carnival        Mgmt          For                            For
       Corporation and the Carnival Plc

14.    Re-elect Mr. Uzi Zucker as a Director of the              Mgmt          For                            For
       Carnival Corporation and the Carnival Plc

15.    Re-appoint the UK firm of PricewaterhouseCoopers          Mgmt          For                            For
       LLP as the Independent Auditors of the Carnival
       Plc for the period commencing until the conclusion
       of the next general meeting at which the accounts
       of the Carnival Plc are laid and ratify the
       selection of the U.S. Firm PricewaterhouseCoopers
       LLP as the Independent Registered Certified
       Public Accounting Firm Carnival Corporation
       for the period commencing until the conclusion
       of the next AGM of the Carnival Corporation
       after the date on which this Resolution is
       passed

16.    Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors of Carnival Plc to agree the remuneration
       of the Independent Auditors

17.    Receive the UK accounts and the reports of the            Mgmt          For                            For
       Directors and the Auditors of Carnival Plc
       for the FYE 30 NOV 2006

18.    Approve the Directors  remuneration report of             Mgmt          For                            For
       Carnival Plc as set out in the annual report
       for the FYE 30 NOV 2006

19.    Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors by Article 30 of the Carnival
       Plc s Articles of Association be renewed for
       a period commencing at the end of the meeting
       and expiring at the end of the AGM of Carnival
       Plc after the date on which this Resolution
       is passed and for that period the Section 80
       amount shall be USD 21,239,657

S.20   Approve, subject to passing of Resolution 19,             Mgmt          For                            For
       the power conferred on the Directors by Article
       31 of the Carnival Plc s Articles of Association
       be renewed for a period commencing at the end
       of the meeting and expiring at the end of the
       next AGM of Carnival Plc after the date on
       which this Resolution is passed and for that
       period the Section 89 amount shall be USD 17,688,017

S.21   Authorize the Carnival Plc, to make market purchases      Mgmt          For                            For
       aSection 163(3) of the UK Companies Act 1985
       athe Companies Act 1985aa up to a maximum of
       10,655,432 ordinary shares, of USD 1.66 each
       in the capital of Carnival Plc, at a minimum
       price aexclusive of expensesa of USD 1.66 ordinary
       shares and the maximum pice which may be paid
       for an ordinary shares is an amount aexclusive
       of expensesa equal to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange aLSEa Daily Official
       List, over the previous 5 business days; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Carnival Plc in 2008 or 18
       monthsa; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.22   Approve that the Carnival Plc may send or supply          Mgmt          For                            For
       any document or information that is required
       or authorized to be sent or supplied to a shareholder
       or any other person by Carnival Plc by a provision
       of the Companies Acts aSection 2 of the UK
       Companies Act 2006 athe Companies Act, 2006aa
       or pursuant to Carnival Plc s Articles of Association
       or to any other rules or regulations to which
       Carnival Plc may be subject, by making it available
       on a website, and the provisions of Scheduled
       5 to the Companies Act 2006 shall apply whether
       or not any document or information is required
       or authorized to be sent by the Companies Act,
       Carnival Plc s Articles of Association or any
       other rules or regulations to which Carnival
       Plc may be subject and this resolution shall
       supersede any provision in Carnival PLC Articles
       of Association to the extent that is inconsistent
       with this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701124822
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2007
        ISIN:  CN0005789556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of Sinopee               Mgmt          For                            For
       Corporation to allot and issue and deal with
       new domestic listed shares and new overseas
       listed foreign shares, during and after the
       end of the relevant period, subject to this
       resolution and pursuant to the Company Law
       athe Company Lawa of the people s Republic
       of China athe PRCa and the listing rules of
       the relevant Stock Exchange aas amended from
       time to timea, and to determine the terms and
       conditions for the allotment and issue of new
       shares including the following terms: 1) to
       issue class and number of new shares; 2) price
       determination method of new shares and/or issue
       price aincluding price rangea; 3) the starting
       and closing dates for the issue; 4) class and
       number of the new shares to be issued to existing
       shareholders; and 5) the making or granting
       of offers, agreements and options which might
       require the exercise of such powers; the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or without or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with awhether pursuant to
       an option or otherwisea by the Board of Directors
       of the Sinopec Corp. pursuant to the said approval,
       otherwise than pursuant to issue of shares
       by conversion of surplus reserves into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corp, not exceeding 20% of each
       class of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation: 1) to comply with Company Law
       of the PRC and the relevant regulatory stipulations
       aas amended from time to timea of the places
       where Sinopec Corporation is listed; and 2)
       to obtain approval from China Securities Regulatory
       Commission and other relevant PRC government
       departments; aAuthority expires the earlier
       at the conclusion of the next AGM of Sinopec
       Corporation or 12 monthsa; and authorize the
       Board of Directors of Sinopec Corporation,
       subject to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, to increase the registered
       capital of Sinopec Corporation to the required
       amount upon the exercise of the powers pursuant
       to this resolution; to sign the necessary documents,
       complete the necessary formalities and take
       other necessary steps to complete the allotment
       and issue and listing of new shares, provided
       the same do not violate the relevant Laws,
       administrative regulations, listing rules of
       the relevant Stock Exchange and the Articles
       of Association; authorize the Board of Directors
       of Sinopec Corporation or the Secretary to
       the Board, subject to the approval of the relevant
       PRC authorities, to make appropriate and necessary
       amendments to Articles 20 and 23 of the Articles
       of Association after completion of the allotment
       and issue of new shares according to the method,
       type and number of the allotment and issue
       of new shares according to the method, type
       and number of the allotment and issue of new
       shares by Sinopec Corporation and the actual
       situation of the shareholding structure of
       the Sinope Corporation at the alteration of
       the share capital structure and registered
       capital of Sinope Corporation pursuant to the
       exercise of this mandate

S.2    Approve, subject to the passing this Resolutions          Mgmt          For                            For
       S.2  and S.3: to issue up to USD 1.5 billion
       aor approximately HKD 11.7a in the principal
       amount of bonds convertible in to Sinopec Corporaton
       s overseas listed foreign shares within 12
       months from the date of approvals passed at
       Sinopec Corporation s general meeting; to issue
       from time to time and in accordance with the
       terms and conditions of the convertible bonds,
       such number of new overseas listed foreign
       shares as may be required to be issued pursuant
       to the application for conversion of shares
       made by the convertible bond holders; to increase
       its capital and to make all necessary amendments
       to Sinopec Corporation s Articles of Association
       for the purpose of reflecting the changes of
       the registered capital and capital structure
       of Sinopec Corporation resulting from the issue
       of new overseas listed foreign shares pursuant
       to the conversion of the convertible bonds

S.3    Authorize the Board of Directors of Sinope Corporation,   Mgmt          For                            For
       to deal with al matters in connection with
       the issue of convertible bonds, including but
       not limited to: subject to the passing of Resolutions
       S.2, to determine the terms and conditions
       of the convertible bonds and the relevant matters
       in accordance with the need of Sinopec Corporation
       and the market conditions, including the amount
       of convertible bonds with in the upper limit
       as mentioned in Resolution S.2, and to sign
       all necessary legal documents for such purpose;
       authorize the Secretary to the Board, subject
       to the passing of Resolutions S.2, to issue
       new overseas listed foreign shares in accordance
       with the passing of Resolution S.2 and/or increase
       share capital and or amend Sinopec Corporation
       s Articles of Association as mentioned in the
       Resolution S.2 and to deal with all necessary
       procedures and registrations in relation thereto

S.4    Authorize the Sinopec Corporation, subject to             Mgmt          For                            For
       the passing of the Resolution S.5, to issue
       up to RMB 10 billion in principal amount of
       domestic Corporate bonds with in 12 months
       from the date of approvals passed at Sinopec
       Corporation s general meeting

S.5    Authorize the Board of Directors of Sinopec               Mgmt          For                            For
       Corp to deal with all matters in connection
       with the issue of domestic bonds, including
       but not limited to, subject to the passing
       of Resolution S.4, to determine the terms and
       conditions of the domestic bonds and relevant
       matters in accordance with the need of Sinopec
       Corp and the market conditions, including the
       exact amount of domestic Corporate bonds within
       the upper limit as mentioned in Resolution
       S.4, and to sign all necessary legal documents
       for such purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701253332
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15010104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  CN0005789556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378260 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of Sinopec Corporation for the YE 31 DEC 2006

2.     Approve the report of the Supervisory Board               Mgmt          No vote
       of the Sinopec Corporation for the YE 31 DEC
       2006

3.     Approve the audited financial report and consolidated     Mgmt          No vote
       financial report of Sinopec Corporation for
       the YE 31 DEC 2006

4.     Approve the Profit Distribution Plan and distribution     Mgmt          No vote
       of the final dividend of the Sinopec Corporation
       for the YE 31 DEC 2006

5.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          No vote
       and Overseas Auditors of Sinopec Corporation
       for the year 2007, respectively, and authorize
       the Board of Directors to determine their remunerations

6.     Approve the Sichuan-to-East China Gas Project             Mgmt          No vote
       athe Gas Projecta and authorize the Board to
       take all necessary actions in relation to the
       Gas Project, including but not limited to the
       formulation and execution of all the necessary
       legal documents aas specifieda

S.7    Authorize the Board of Directors, on the flexibility      Mgmt          No vote
       of issuance of new shares, the Board of Director
       proposes to obtain a general mandate from shareholders;
       to allot, issue and deal with shares not exceeding
       20% of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation, notwithstanding the obtaining
       of the general mandate, any issue of domestic
       shares need shareholders  approval at shareholders
       meeting in accordance with the relevant PRC
       Laws and regulations: subject to below and
       pursuant to the Company Law athe Company Lawa
       of the People Republic of China aPRCa and the
       listing rules of the relevant stock exchange
       aas amended from time to timea, the exercised
       by the Board of Directors of Sinopec Corporation,
       of all the power of Sinopec Corporation, granted
       by the general and unconditional mandate to
       allot, issue and deal with shares during the
       relevant period and to determine the terms
       and condition for the allotment and issue of
       new shares including as specified a) class
       and number of new shares to be issued b) price
       determination method of new shares and/or issue
       price aincluding price rangea c) the starting
       and closing dates for the issue d) class and
       number of the new shares to be issued to existing
       shareholders and e) the making or granting
       of offers, agreements and options which might
       require the exercise of such power; during
       the Relevant Period to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the Relevant Period; the aggregate nominal
       amount of new domestic listed shares and new
       overseas listed foreign shares allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with awhether
       pursuant to an option or otherwisea by the
       Board of Directors of Sinopec Corporation,
       otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation; authorize the Board of
       Directors of Sinopec Corporation must i) comply
       with the Company Law of the PRC and the relevant
       regulatory stipulations aas amended from time
       to timea of the places where Sinopec Corporation
       is listed; and ii) obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments;  Relevant
       Period  means the period from the date of passing
       this resolution until whichever is the earliest
       of 12 months from the date of passing this
       resolution; the conclusion of the next AGM
       of Sinopec Corporation; and the revocation
       or variation of the mandate granted under this
       resolution by special resolution of the shareholders
       in general meeting; of Sinopec Corporation
       subject to the approval of the relevant authotities
       of the PRC and in accordeance with the Company
       Law of the PRC, to increase the registered
       capital of Sinopec Corporation to the required
       amount as specified; sign the necessary documents,
       complete the necessary formalities and take
       other necessary steps to complete the allotment
       and issue and listing of new shares, provided
       the same do not violate the relevant laws,
       administrative regulations, listing rules of
       the relevant Stock Exchanges and the Articles
       of Association; subject to the approval of
       the relevant PRC authorities, to make appropriate
       and necessary amendments to Article 20 and
       Article 23 of the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation at time of completion of
       the allotment and issue of new shares in order
       to reflect the alteration of the share capital
       structure and registered capital of Sinopec
       Corporation, pursuant to the exercise of this
       mandate

S.8    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.9, to issue Corporate Bonds according to
       its actual funding requirements in compliance
       with the relevant PRC Laws and regulations,
       such approvals shall be valid from the date
       of approvals passed at the AGM until the date
       of the AGM for the year 2007; the maximum accumulated
       balance of the Bonds shall not exceed 40% of
       the net assets, which at the time of the issue
       of the Bonds in question will be calculated
       on the basis of the net assets contained in
       the latest audited consolidated financial statements
       of Sinopec Corp. prepared pursuant to the PRC
       Accounting Rules and Regulations aas specifieda

S.9    Approve, subject to the passing of the Resolution         Mgmt          No vote
       S.8, to consider and grant to the Board an
       unconditional and general mandate to deal with
       all matters in connection with the issue of
       Corporate Bonds, including but not limited
       to, determine the specified terms and conditions
       of the Corporate Bonds and other related matters
       in accordance with the needs of Sinopec Corp.
       and the market conditions, including the determination
       of the exact amount of corporate bonds within
       the upper limit as specified and the formulation
       and execution of all necessary legal documents
       for such purpose




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV                                                     Agenda Number:  932878715
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441W203                                                             Meeting Type:  Annual
      Ticker:  ABV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US20441W2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINE, DISCUSS         Mgmt          For                            For
       AND VOTE THE FINANCIAL STATEMENTS RELATED TO
       THE FISCAL YEAR OF 2007.

O2     TO RESOLVE ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       FOR THE YEAR, AS WELL AS TO RATIFY THE DISTRIBUTION
       OF INTEREST.

O3     TO RATIFY THE AMOUNTS PAID BY MEANS OF THE GLOBAL         Mgmt          For                            For
       COMPENSATION ATTRIBUTED TO THE COMPANY'S ADMINISTRATORS
       FOR THE YEAR 2007.

O4     TO DETERMINE THE NUMBER OF MEMBERS OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS, TO ELECT ITS NEW MEMBERS AND
       RESPECTIVE DEPUTIES.

O5     TO ELECT NEW MEMBERS OF THE FISCAL COUNCIL OF             Mgmt          For                            For
       THE COMPANY AND RESPECTIVE DEPUTIES.

E1     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$307,235,839.32, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E2     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$131,672,545.74.

E3     BY VIRTUE OF THE RESOLUTIONS OF ITEMS (E1) AND            Mgmt          For                            For
       (E2) ABOVE, TO AMEND ARTICLE 5 OF THE COMPANY'S
       BYLAWS.

E4     TO APPROVE THE CANCELLATION OF COMMON AND PREFERRED       Mgmt          For                            For
       SHARES OF THE COMPANY HELD IN TREASURY.

E5     TO APPROVE THE CHANGE OF OFFICIAL NEWSPAPER               Mgmt          For                            For
       FOR PUBLICATION OF NOTICES TO SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Special
      Ticker:  RIO                                                                   Meeting Date:  30-Aug-2007
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Annual
      Ticker:  RIO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          No vote
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          No vote
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          No vote

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          No vote
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          No vote
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          No vote
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          No vote
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          No vote
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LIMITED CPU                                                                   Agenda Number:  701071108
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2721E105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2006
        ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman s address and the presentation by the            Non-Voting
       Chief Executive Officer

2.     Receive the annual financial report, the Directors        Non-Voting
       report and the Auditor s report for the YE
       30 JUN 2006

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

4.A    Re-elect Ms. Penelope Jane Maclagan as a Director         Mgmt          Against                        Against
       of the Company

4.B    Re-elect Mr. William E. Ford as a Director of             Mgmt          For                            For
       the Company

4.C    Re-elect Mr. Simon Jones as a Director of the             Mgmt          For                            For
       Company

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701506341
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the Parent Company's           Mgmt          For                            For
       2007 financial statements and the Group 2007
       consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board

3.     Approve the capital reduction owing to completion         Mgmt          For                            For
       of the share buy back program

4.     Approve the appropriation of retained earnings            Mgmt          For                            For

5.1    Amend the Articles of Association: by amending            Mgmt          For                            For
       the Corporate name [legal form]

5.2    Amend the Articles of Association by the deletion         Mgmt          For                            For
       of provisions concerning contributions in kind

6.1.A  Re-elect Mr. Thomas W. Bechtler to the Board              Mgmt          For                            For
       of Directors

6.1.B  Re-elect Mr. Robert H. Benmosche to the Board             Mgmt          For                            For
       of Directors

6.1.C  Re-elect Mr. Peter Brabeck-Letmathe to the Board          Mgmt          For                            For
       of Directors

6.1.D  Re-elect Mr. Jean Lanier to the Board of Directors        Mgmt          For                            For

6.1.E  Re-elect Mr. Anton Van Rossum to the Board of             Mgmt          For                            For
       Directors

6.1.F  Re-elect Mr. Ernst Tanner to the Board of Directors       Mgmt          For                            For

6.2    Elect KPMG Klynveld Peat Marwick Goerdeler SA             Mgmt          For                            For
       as Independent Auditors and the Group Independent
       Auditors

6.3    Elect BDO Visura as the Special Auditors                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE AND RECEIPT OF AUDITORS NAMES.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172138
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and audited accounts        Mgmt          For                            For
       for the YE 31 DEC 2006 and the Auditors  report
       thereon

2.     Declare a final dividend of 20 cents per ordinary         Mgmt          For                            For
       share, less income tax, and a special dividend
       of 5 cents per ordinary share, less income
       tax, for the YE 31 DEC 2006

3.     Approve to sanction the amount of SGD 1,486,500           Mgmt          For                            For
       as the Directors  fees for 2006

4.     Appoint Messrs Ernst & Young as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.A    Re-elect Mr. Jackson Tai as a Director, who               Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.B    Re-elect Mr. Ang Kong Hua as a Director, who              Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.C    Re-elect Mr. Leung Chun Ying as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

5.D    Re-elect Mr. Peter Ong Boon Kwee a Director,              Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

6.A    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       aDBSH ordinary sharesa as may be required to
       be issued pursuant to the exercise of the options
       under the DBSH Share Option Plan provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Share
       Option Plan and the DBSH Performance Share
       Plan shall not exceed 7.5% of the issued share
       capital of the Company from time to time

6.B    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Performance
       Share Plan and the DBSH Share Option Plan shall
       not exceed 7.5% of the issued share capital
       of the Company from time to time

6.C    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       asharesa whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options acollectively, Instrumentsa
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of aas well as adjustments toa warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) anotwithstanding
       the authority conferred by this Resolution
       may have ceased to be in forcea issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       aincluding shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolutiona does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company aincluding shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolutiona does not exceed
       20% of the issued share capital of the Company;
       2) asubject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)a for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       number of issued shares in the capital of the
       Company at the time this Resolution is passed,
       after adjusting for: i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force aunless
       such compliance has been waived by the SGX-STa
       and the Articles of Association for the time
       being of the Company; aAuthority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Lawa




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172140
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 athe Companies Acta,
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the DBSH aOrdinary
       Sharesa, not exceeding in aggregate the maximum
       percentage aas defineda, at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited aSGX-STa
       transacted through the Central Limit Order
       Book Trading System and/or any other securities
       exchange on which the Ordinary Shares may for
       the time being be listed and quoted aOther
       Exchangea; and/or ii) off-market purchase(s)
       aif effected otherwise than on the SGX-ST as
       the case may be, Other Exchangea in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       athe Share Purchases Mandatea; aAuthority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Lawa; and do all
       such acts and things aincluding executing such
       documents as may be requireda as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  701283133
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12075107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2007
        ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System  for Directors
       and Auditors

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  701625521
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12075107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BOERSE AG, FRANKFURT AM MAIN                                                       Agenda Number:  701525884
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1882G119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005810055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 425,000,000 as follows: payment
       of a dividend of EUR 2.10 per no-par share;
       EUR 22,013,007.20 shall be allocated to the
       other revenue reserves; ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board: Dr. Konrad            Mgmt          For                            For
       Hummler

5.B    Elections to the Supervisory Board: Mr. B. David          Mgmt          For                            For
       Krell

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of a new authorized
       Capital II, and the correspond amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized with the consent
       of the Supervisory Board, to increase the company's
       share capital by up to EUR 14,800,000 through
       the issue of up to new bearer no-par shares
       against payment in cash and/or kind, on or
       before 20 MAY 2013; shareholders shall be granted
       subscription rights except for a capital increase
       of up to 10% of the Company's share capital
       against payment in cash if the new shares are
       issued at a price not materially be low their
       market price, for a capital increase against
       payment in kind in connection with mergers
       and acquisitions, for the issue of Employee
       shares of up to EUR 3,000,000 and for residual
       amounts

7.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2009; the
       Company shall also be authorized to use put
       and call options for the acquisition of own
       shares of up to 5% of the Company's share capital,
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, as employee
       shares or within the scope of the Company's
       Profit Sharing Plan or Stock Option Plan 2003,
       and to retire the share

8.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Dienstleistungs AG, effective
       until at least 31 DEC 2012

9.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Systems AG, effective upon
       its entry in the Commercial Register of Deutsche
       Boerse Systems AG

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Supervisory Board comprising
       18 Members upon the shareholders' meeting 2009

11.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of resolutions of the Supervisory Board
       requiring a quorum of at least half of its
       Members

12.    Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701485434
--------------------------------------------------------------------------------------------------------------------------
    Security:  D24909109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE0007614406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 09 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board of MDs pursuant to Sections
       289(4) and 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,589,653,406.20 as follows:
       Payment of a dividend of EUR 4.10 per no-par
       share Ex-dividend and payable date: 02 May
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elect Mr. Ulrich Hartmann as a member of the              Mgmt          For                            For
       Supervisory Board

5.B    Elect Mr. Ulrich Hocker as a member of the Supervisory    Mgmt          For                            For
       Board

5.C    Elect Prof. Dr. Ulrich Lehner as a member of              Mgmt          For                            For
       the Supervisory Board

5.D    Elect Mr. Bard Mikkelsen as a member of the               Mgmt          For                            For
       Supervisory Board

5. E   Elect Dr. Henning Schulte-Noelle as a member              Mgmt          For                            For
       of the Supervisory Board

5.F    Elect Ms. Karen de Segundo as a member of the             Mgmt          For                            For
       Supervisory Board

5.G    Elect Dr. Theo Siegert as a member of the Supervisory     Mgmt          For                            For
       Board

5.H    Elect Prof. Dr. Wilhelm Simson as a member of             Mgmt          For                            For
       the Supervisory Board

5.I    Elect Dr. Georg Freiherr von Waldenfels as a              Mgmt          For                            For
       member of the Supervisory Board

5.J    Elect Mr. Werner Wenning as a member of the               Mgmt          For                            For
       Supervisory Board

6.     Appointment of auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Duesseldorf

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, on or before
       30 OCT 2009 the shares may be acquired through
       the stock exchange at a price neither more
       than 10% above, nor more than 20% below the
       market price of the shares, by way of a public
       repurchase offer to all shareholders or by
       means of a public offer for the exchange of
       liquid shares which are admitted to trading
       on an organized market at a price not differing
       more than 20% from the market price of the
       shares, the Company shall also be authorized
       to acquire own shares of up to 5% of its share
       capital by using derivatives in the form of
       call or put options if the exercise price is
       neither more than 10% above nor more than 20%
       below the market price of the shares, within
       a period of 1 year the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing conversion or option rights, to offer
       the shares to executives and employees of the
       Company and its affiliates, and to retire the
       shares

8.     Resolution on the conversion of the Company's             Mgmt          For                            For
       bearer shares into registered shares

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a split of the Company's share capital,
       and the correspondent amendments to the Article
       of Association a) the share capital of EUR
       1,734,200,000 shall be increased by EUR 266,800,000
       to EUR 2,001,000,000 through the conversion
       of capital reserves of EUR 266,800,000 without
       the issue of new shares b) the Company's share
       capital of then EUR 2,001,000,000 shall be
       redenominated by way of a 3-for-1 stock split
       into 2,001,000,000 registered shares with a
       theoretical par value of EUR 1 each the remuneration
       of the Supervisory Board shall be adjusted
       in respect of the variable remuneration

10.    Amendments to the Article of Association as               Mgmt          For                            For
       follows: a) Resolution on an amendment to the
       article of association, in accordance with
       the new Transparency Directive Implementation
       Law Section 23(2), register the Company being
       authorized to transmit information to shareholders
       by electronic means b) Sections 15(2)2 and
       15(3)2, registered members of the nominee committee
       being exempted from the additional remuneration
       c) Section 19(1), register the Chairman of
       the Supervisory Board or another member of
       the Supervisory Board appointed by the Chairman
       being the Chairman of the shareholders meeting

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Fuen fzehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Sech zehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012
       Entitled to vote are those shareholders of
       record on 09 APR 2008, who provide written
       evidence of such holding and who register with
       the Company on or before 23 APR 2008

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701169852
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Verification     Non-Voting
       Period:  Registered Shares: 1 to 5 days prior
       to the meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

1.     Receive the management report of the Board of             Mgmt          For                            For
       Directors and of the Statutory Auditors reports
       and approve the financial statements for the
       FYE on 31 DEC 2006

2.     Receive the Statutory Auditors report about               Mgmt          For                            For
       consolidated statements and approve the consolidated
       financial statements for the FYE on 31 DEC
       2006

3.     Approve the appropriation of the income and               Mgmt          For                            For
       setting the dividend to be paid within 30 days
       after the general meeting

4.     Receive the Statutory Auditors special report             Mgmt          For                            For
       about the agreements covered by the Article
       L225-38 of the Commercial Law and approve the
       Draft Agreement concluded between the State,
       Bnp Paribas Securities Services and the Company,
       regarding the sale offer of shares of EDF by
       the French Republic reserved for employees
       and former employees of companies of EDF Group

5.     Receive the Statutory Auditors special report             Mgmt          For                            For
       about the agreements covered by the Article
       L225-38 of the Commercial Law and approve the
       contracts regarding the transfert of Egyptian
       assets concluded by EDF International and the
       Company

6.     Approve the Members of the Supervisory Board              Mgmt          For                            For
       Fees for the current FY and the followings,
       until new decision of the general meeting

7.     Authorize the Board of Directors to buy shares            Mgmt          Against                        Against
       of the Company, within the limit of 10% of
       the capital, in order notably to reduce the
       capital by cancellation of all or part of the
       bought securities, subject to the adoption
       of Resolution 16, setting the maximum purchase
       price per share; grant all powers to the Board
       of Directors

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital by issuance of shares of the Company,
       of Investment Securities entitling by all means,
       immediately or in term, to existing or to be
       issued shares of the Company or of a subsidiary,
       with maintenance of the shareholders preferential
       subscription right and to decide the issuance
       of Investment securities entitling to the allotment
       of Debt Securities of the Company, setting
       the maximum nominal amount of the capital increases;
       grant all powers to the Board of Directors

E.9    Approve the delegation of authority to the Board          Mgmt          For                            For
       of Directors to decide the issuance, without
       preferential subscription right and by the
       way of public savings call, in one or several
       times, of shares of the Company of Investment
       Securities entitling by all means, immediately
       or in term, to existing or to be issued shares
       of the Company or of a subsidiary. delegation
       of authority to the Board of Directors to decide
       the issuance of shares of the Company, further
       to or in consequence of the issuance by a subsidiary
       of investment securities entiling by all means,
       immediately or in term, to ordinary shares
       of the Company and to decide the issuance of
       investment securities entitling to the allotment
       of debt securities of the Company, setting
       the maximum nominal amount of the capital increasing
       the suppression of the shareholders preferential
       subscription right to the shares and investment
       securities issued according to this resolution,
       all powers to the Board of Directors

E.10   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities to issue,
       for each issuance with or without preferential
       subscription right, according to the Resolutions
       8 and 9, within the limit of 15% of the initial
       issuance and at the same price as the initial
       issuance one

E.11   Authorize to the Board of Directors in order              Mgmt          For                            For
       to increase the capital, in 1 or several times,
       by incorporation of reserves, earnings, premiums
       or other sums which capitalization would be
       admitted, setting the maximum nominal amount
       of the capital increases; grant all powers
       to the Board of Directors

E.12   Authorize the Board of Directors to decide,               Mgmt          For                            For
       according to the terms of the Resolution 9,
       the issuance of shares of the Company or investment
       securities entitling by all means, immediately
       or in term, to existing or to be issued shares
       of the Company, as remuneration of the securities
       brought to an exchange public offer launched
       in France and Abroad, by the Company on securities
       of another Company listed on the Stock Exchange
       on one of the regulated markets covered by
       the Article L225-148 of the Commercial Law,
       decision to cancel, for the benefit of the
       holders of these securities, the shareholders
       preferential subscription right to these shares
       and investment securities, setting the maximum
       nominal amount of the capital increases; grant
       all powers to the Board of Directors

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital, within the limit of 10%
       of the capital, on the contribution Auditors
       report, in order to remunerate contributions
       in kind granted to the Company and made of
       capital securities or investment securities
       entitling to the capital, when the terms of
       the Article L225-148 of the Commercial Law
       are not applicable, decision to cancel the
       shareholders preferential subscription right
       to the issued shares and investment securities;
       grant all powers to the Board of Directors

E.14   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase, in one or several times, the capital
       of the Company, by issuance of shares of the
       Company or investment securities entitling
       by all means, immediately or in term, to existing
       or to be issued shares of the Company, reserved
       for members of a Savings Plan of the Company
       and of related companies, setting the maximum
       nominal amount of the capital increases, decision
       to cancel the shareholders preferential subscription
       right; grant all powers to the Board of Directors

E.15   Authorize the Board of Directors to carry out,            Mgmt          Against                        Against
       in one or several times, free of charge allotments
       of ordinary shares of the company, existing
       or to be issued according to the laws and regulations
       in force, within the limit of 0.2% of the capital,
       for the benefit of members of staff or managers
       or some categories of them, of the Company
       or of related Companies, waiving of the sharesholders
       preferential susbcription right; grant all
       powers to the Board of Directors

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       capital, in one or several times, by cancellation
       of all or part of the shares previously bought
       according to a buy-back program of its own
       shares by the Company, within the limit of
       10% of the capital per 24 month period; grant
       all powers to the Board of Directors

E.17   Amend the Article 21 of the By-laws regarding             Mgmt          For                            For
       general meetings, in order to Company with
       the Decree no 2006-1566 dated 11 DEC 2006

E.18   Grant powers for the legal formalities                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701385886
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve the Spin-Off Agreement and its remuneration       Mgmt          For                            For
       to C6

2.     Approve to remove the Article 18 of the Association       Mgmt          For                            For
       pursuant to Item 1 and renumber the By-Laws

3.     Grant authority to file the required documents/other      Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701570803
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471171 DUE TO RECEIPT OF ADDITIONAL RESOLUTION-.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007
       as presented, stops the earning for the FY
       to EUR 4,934,332,855.58; the expenses and charges
       that were not tax-deductible of EUR 1,022,463.00

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FYE 31 DEC
       2007, in the form presented to the meeting

3.     Approve the distributable income of EUR 9,166,587,240.25  Mgmt          For                            For
       of the FY will be appropriated as follows:
       dividends: EUR 2,332,378,995.20 the balance
       in the retained earnings account; the shareholders'
       meeting reminds that an interim dividend of
       EUR 0.58, which corresponds to a global amount
       of EUR 1,056,859,232.20 was already paid on
       30 NOV 2007; the remaining dividend of EUR
       0.70, which corresponds to a global amount
       of EUR 1,275,519,763.00 will be paid in the
       30 days following the general shareholders
       meeting, and will entitle natural persons to
       the 50% allowance; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       accounts; as required By-Law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 0.23 for FY 2004 EUR 0.79
       for FY 2005 EUR 1.16 for FY 2006

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       Agreements governed by Article L.225-38 of
       the French Commercial Code, the said report
       and the Agreements referred to therein

5.     Approve to award total annual fees of EUR 174,000.00      Mgmt          For                            For
       to the Board of Directors for the current FY
       and the later FY, until new decision of the
       shareholder's meeting

6.     Authorize the Board of Directors to Trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the following conditions: maximum purchase
       price: EUR 100.00 maximum number of shares
       to be acquired: 10% of the shares capital,
       maximum funds invested in the share buybacks:
       EUR 2,000,000,000.00; the shares number acquired
       by the Company with the aim of their custody
       and of their later delivery in payment or in
       exchange in the case of an operation of merger,
       demerger or contribution should not exceed
       5% of the share capital; this authorization
       is given for a period 18 months period; and
       the fraction unused of the authorization granted
       by the combined shareholders' meeting of 24
       MAY 2007 in its Resolution No. 7; and to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve the transaction with Mr. Daniel Camus             Mgmt          For                            For

8.     Appoint Mr. Bruno Lafont as a Director as a               Mgmt          For                            For
       substitute of Louis Schweitzer, who resigned

9.     Approve the power of formalities                          Mgmt          For                            For

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the appropriation of the income and
       setting the dividend;  an interiments dividend
       has been paid on 30 NOV 2007; the balance dividend
       will be paid within 30 days after the general
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN                                        Agenda Number:  701241109
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19494102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual report             Mgmt          Abstain                        Against

2.     Approve to allocate the net income                        Mgmt          Against                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       for the FY 2006

4.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          Against                        Against

6.     Elect the Auditors for 2008                               Mgmt          Against                        Against

7.     Approve the purchase of own shares for the purpose        Mgmt          For                            For
       of security trading

8.     Approve the purchase of own shares for no designated      Mgmt          For                            For
       purpose

9.     Amend the Company charter due paragraph 7, 10.1           Mgmt          For                            For
       and 17.2




--------------------------------------------------------------------------------------------------------------------------
 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN                                        Agenda Number:  701534845
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19494102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual reports, reports of the Managing       Mgmt          Abstain                        Against
       Board and Supervisory Board for 2007

2.     Approve to allocate the net income                        Mgmt          Against                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and Supervisory Board for the FY 2007

4.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          For                            For

6.     Appoint an additional Auditor and Group Auditor           Mgmt          For                            For
       for the FY 2009 in addition to the Savings
       Banks Auditors Association [Sparkassen-Pruefungsverband]
       as the Statutory Auditor

7.     Approve the acquisition by Erste Bank of own              Mgmt          For                            For
       shares for the purpose of securities trading

8.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       for no designated purpose subject to the exclusion
       of trading in own shares as purpose of the
       acquisition. and the authorization to divest
       acquired shares as consideration for the financing
       of the acquisition of companies, in one or
       more corporations domestically or abroad, hence
       other than by sale via the stock exchange or
       via a public offering and by analogous application
       of the provisions concerning the exclusion
       of subscription rights

9.a    Receive the De-Merger and Acquisition Agreement           Mgmt          Abstain                        Against
       dated 26 MAR 2008 by the Management Board

9.b    Approve the proportionate de-merger by acquisition        Mgmt          For                            For
       pursuant to Section 1 Paragraph 2 No 2 in connection
       with Section 8 Paragraph 1 of the Austrian
       De-Merger Act 2 (Spaltungsgesetz; SpaltG) pursuant
       to the De-Merger and Acquisition Agreement
       dated 26 MAR 2008 as filed with the Vienna
       Companies Register on the basis of the final
       balance sheet of Erste Bank der oesterreichischen
       Sparkassen AG of 31 DEC 2007, as specified

9.c    Amend the Articles of Association as specified            Mgmt          For                            For

10.    Approve a New Stock Option Program for Management         Mgmt          For                            For
       Board Members, executives and key staff of
       Erste Bank Group [MSOP 2008]

11.    Approve the changes in the Articles of Association        Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HOLDINGS LTD                                                                         Agenda Number:  701099889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3122U129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2006
        ISIN:  BMG3122U1291
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Group for the YE 30 JUN 2006

2.     Approve a final dividend of HKD 0.73 per share            Mgmt          For                            For
       for the YE 30 JUN 2006

3.     Approve a special dividend of HKD 1.08 per share          Mgmt          For                            For
       for the YE 30 JUN 2006

4.i    Re-elect Mr. Heinz Jurgen Krogner-Kornalik as             Mgmt          For                            For
       a Director and authorize the Directors to fix
       their remuneration

4.ii   Re-elect Mr. Jurgen Alfred Rudolf Friedrich               Mgmt          For                            For
       as a Director and authorize the Directors to
       fix their remuneration

4.iii  Re-elect Mr. Paul Cheng Ming Fun as a Director            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10% of the issued share capital of
       the Company

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with additional shares up to a maximum
       of 10% of the issued share capital of the Company,
       except in the case of an allotment of shares
       solely for cash and unrelated to any asset
       acquisition, up to a maximum of 5% of the issued
       share capital of the Company, as at the date
       of passing this resolution

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue shares of the Company
       in Resolution 7 by the number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HOLDINGS LTD                                                                         Agenda Number:  701377512
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3122U145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  BMG3122U1457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the Reports of the
       Directors and Auditors of the Group for the
       YE 30 JUN 2007

2.     Approve a final dividend of HKD 1.00 per Share            Mgmt          For                            For
       for the YE 30 JUN 2007

3.     Approve a special dividend of HKD 1.48 per Share          Mgmt          For                            For
       for the YE 30 JUN 2007

4.1    Re-elect Mr. John Poon Cho Ming as Director               Mgmt          For                            For

4.2    Re-elect Mr. Jerome Squire Griffith as Director           Mgmt          For                            For

4.3    Re-elect Mr. Alexander Reid Hamilton as Director          Mgmt          For                            For

4.4    Authorize the Directors to fix their remuneration         Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10 % of the issued share capital
       of the Company

7.     Authorize the Directors, subject to restriction           Mgmt          For                            For
       on discount and restriction on refreshment
       as stated in the specified circular, to issue,
       allot and deal with additional shares up to
       a maximum of 5 % of the issued share capital
       of the Company, save in the case of an allotment
       for the purpose of an acquisition or where
       the consideration for such allotment is otherwise
       than wholly in cash, up to a maximum of 10
       % of the issued share capital of the Company
       as at the date of passing of this resolution

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue shares in Resolution
       7 by the number of shares repurchased under
       Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 FOCUS MEDIA HOLDING LIMITED                                                                 Agenda Number:  932795670
--------------------------------------------------------------------------------------------------------------------------
    Security:  34415V109                                                             Meeting Type:  Annual
      Ticker:  FMCN                                                                  Meeting Date:  27-Dec-2007
        ISIN:  US34415V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     RE-ELECTION OF DIRECTOR: JASON NANCHUN JIANG              Mgmt          For                            For

1B     RE-ELECTION OF DIRECTOR: JIMMY WEI YU                     Mgmt          For                            For

1C     RE-ELECTION OF DIRECTOR: NEIL NANPENG SHEN                Mgmt          For                            For

1D     RE-ELECTION OF DIRECTOR: FUMIN ZHUO                       Mgmt          For                            For

2A     ELECTION OF DIRECTOR: ZHI TAN                             Mgmt          For                            For

2B     ELECTION OF DIRECTOR: DAVID YING ZHANG                    Mgmt          For                            For

03     APPROVAL OF THE 2007 EMPLOYEE SHARE OPTION PLAN           Mgmt          Against                        Against
       AND THE AUTHORIZATION OF OFFICERS TO ALLOT,
       ISSUE OR DELIVER SHARES PURSUANT TO THE 2007
       EMPLOYEE SHARE OPTION PLAN, AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

04     APPROVAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       TOUCHE TOHMATSU CPA LTD. AS INDEPENDENT AUDITORS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701075889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2006
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual caps in respect of the purchase        Mgmt          For                            For
       transaction, under the framework Materials
       and Components Supply Agreement, dated 19 JAN
       2005, entered into among the Company, Hon Hai
       Precision Industry Company Limited, Innolux
       Display Corporation and Foxconn Technology
       Company Limited  as amended by a supplemental
       agreement entered into by the same parties
       on 28 FEB 2006  for the 2 years ending 31 DEC
       2006 and 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701265464
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 384726 DUE TO RECEIPT OF NAMES OF DIRECTORS
       AND THE AUDITORS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Independent  Auditor
       thereon

2.i    Re-elect Mr. Dai Feng Shuh as a Director and              Mgmt          For                            For
       authorize the Board to fix his remuneration

2.ii   Re-elect Mr. Lee Jin Ming as a Director and               Mgmt          For                            For
       authorize the Board to fix his remuneration

2.iii  Re-elect Mr. Lu Fang Ming as a Director and               Mgmt          For                            For
       authorize the Board to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase shares of
       the Company asharesa, subject to and in accordance
       with the applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       aListing Rulesa, not exceed 10% of the total
       nominal amount of the share capital of the
       Company in issue on the date of passing of
       this resolution, and the said approval shall
       be limited accordingly; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association or any applicable laws of the Cayman
       Islands to be helda

5.     Authorize the Directors of the Company, during            Mgmt          Against                        Against
       the relevant period, to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements, options aincluding bonds,
       warrants and debenture or other securities
       convertible into sharesaand rights of exchange
       or conversion which would or might require
       the exercise of such power, subject to and
       in accordance with all applicable Laws and
       requirements of the Listing Rules, the aggregate
       nominal amount of additional Shares allotted,
       issued, dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with, by the Directors pursuant to the
       approval as specified, otherwise than pursuant
       to: i) a Rights Issue aas defined belowa, or
       ii) any option scheme or similar arrangement
       for the time being adopted for the granting
       or issuance of Shares or rights to acquire
       Shares, or iii) any scrip dividend scheme or
       similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company, not exceed 20%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       Resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Memorandum and Articles of Association
       or any applicable laws of the Cayman Islands
       to be helda

6.     Approve, subject to the passing of Resolution             Mgmt          Against                        Against
       4 and 5, the general mandate granted to the
       Directors to allot, issue and deal with any
       additional shares pursuant to Resolution 5
       by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this Resolution

7.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the relevant period, to allot, issue
       and deal with additional shares under the Share
       Scheme adopted by the Company on 12 JAN 2005
       aas amended from time to timea; the aggregate
       nominal amount of additional shares allotted,
       issued or dealt with, by the Directors pursuant
       to the approval as specified, not exceed the
       aggregate of 2% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Memorandum and
       Articles of Association or any applicable laws
       of the Cayman Islands to be helda




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701405688
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework materials and components
       supply agreement [the Supplemental Purchase
       Agreement] dated 24 OCT 2007 entered into among
       the Company, Hon Hai Precision Industry Company
       Limited [Hon Hai], Innolux Display Corporation
       [Innolux] and Foxconn Technology Company Limited
       [Foxconn Technology] in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the framework materials and components
       supply agreement entered into among the Company,
       Hon Hai, Innolux and Foxconn Technology on
       19 JAN 2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Purchase Agreement [the Purchase Transaction]
       in all respects; the annual caps as specified
       in respect of the Purchase Transaction for
       the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Supplemental Purchase Agreement and/or
       the Purchase Transaction

2.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework product sales agreement
       [the Supplemental Product Sales Agreement]
       dated 24 OCT 2007 entered into among the Company,
       Hon Hai and Innolux; the transactions from
       01 JAN 2008 to 31 DEC 2010 [the Product Sales
       Transaction] contemplated under the framework
       product sales agreement entered into among
       the Company, Hon Hai and Innolux on 18 JAN
       2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Product Sales Agreement; the annual caps as
       specified in respect of the Product Sales Transaction
       for the three years ending 31 DEC 2010; and
       authorize any 1Director of the Company, or
       any 2 Directors of the Company if affixation
       of the Company's common seal is necessary,
       to execute all such other documents, instruments
       or agreements and to do all such acts or things
       which he may in his discretion consider necessary
       or incidental in connection with the matters
       contemplated under the Supplemental Product
       Sales Agreement and/or the Product Sales Transaction

3.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to general services agreement [the
       Supplemental General Services Expense Agreement]
       dated 24 OCT 2007 entered into between the
       Company and Hon Hai in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the general services agreement entered
       into between the Company and Hon Hai on 18
       JAN 2005 [as amended by a supplemental agreement
       dated 12 JAN 2006 between the same parties]
       and to be further amended by the Supplemental
       General Services Expense Agreement [the General
       Services Expense Transaction]; the annual caps
       as specified in respect of the General Services
       Expense Transaction for the three years ending
       31 DEC 2010; and authorize any 1 Director of
       the Company, or any 2 Directors of the Company
       if affixation of the Company's common seal
       is necessary, to execute all such other documents,
       instruments or agreements and to do all such
       acts or things which he may in his discretion
       consider necessary or incidental in connection
       with the matters contemplated under the Supplemental
       General Services Expense Agreement and/or the
       General Services Expense Transaction

4.     Approve the terms of and the transactions [the            Mgmt          For                            For
       Consolidated Services and Sub-contracting Expense
       Transaction] contemplated under the framework
       consolidated services and sub-contracting agreement
       dated 24 October 2007 [the Consolidated Services
       and Sub-contracting Expense Agreement] entered
       into among the Company, Hon Hai, PCE Industry
       Inc and Sutech Industry Inc; the annual caps
       as specified in respect of the Consolidated
       Services and Sub-contracting Expense Transaction
       for the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Consolidated Services and Sub-contracting
       Expense Agreement and/or the Consolidated Services
       and Sub-contracting Expense Transaction




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701568086
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2007 together
       with the reports of the Directors and the Independent
       Auditor thereon

2.i    Re-elect Mr. Lau Siu Ki as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.ii   Re-elect Mr. Mao Yu Lang as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.iii  Re-elect Dr. Daniel Joseph Mehan as a Director            Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company [shares], subject to
       and in accordance with the applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [Listing Rules], not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association or any applicable laws of the Cayman
       Islands to be held]

5.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares and to
       make or grant offers, agreements, options [including
       bonds, warrants and debenture or other securities
       convertible into shares] and rights of exchange
       or conversion which would or might require
       the exercise of such power, subject to and
       in accordance with all applicable Laws and
       requirements of the Listing Rules, otherwise
       than pursuant to: i) a Rights Issue; or ii)
       any option scheme or similar arrangement for
       the time being adopted for the granting or
       issuance of Shares or rights to acquire Shares;
       or iii) any scrip dividend scheme or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association of the Company, not exceed 20%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Memorandum and Articles of Association
       or any applicable laws of the Cayman Islands
       to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          Against                        Against
       4 and 5, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares pursuant to Resolution
       5 by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution

7.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares under the Share
       Scheme adopted by the Company on 12 JAN 2005
       [as amended from time to time]; the aggregate
       nominal amount of additional shares allotted,
       issued or dealt with, by the Directors pursuant
       to the approval in this resolution, not exceed
       the aggregate of 2% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Memorandum and
       Articles of Association or any applicable laws
       of the Cayman Islands to be held]




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM LTD, RAPPERSWIL-JONA                                                                 Agenda Number:  701210128
--------------------------------------------------------------------------------------------------------------------------
    Security:  H36940130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  CH0012214059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365866, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial statements,
       Statutory Auditors and Group Auditors reports

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

3.     Approve the appropriation of the balance profit           Mgmt          For                            For
       and to determine the dividend and time of payment

4.1.1  Re-elect Mr. Markus Akermann as a Member of               Mgmt          For                            For
       the Board of Directors

4.1.2  Re-elect Mr. Peter Kuepfer as a Member of the             Mgmt          For                            For
       Board of Directors

4.1.3  Re-elect Dr. H. Onno Ruding as a Member of the            Mgmt          For                            For
       Board of Directors

4.1.4  Re-elect Dr. Rolf Soiron as a Member of the               Mgmt          For                            For
       Board of Directors

4.2    Elect the Statutory Auditor and the Group Auditor         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM LTD, RAPPERSWIL-JONA                                                                 Agenda Number:  701541523
--------------------------------------------------------------------------------------------------------------------------
    Security:  H36940130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CH0012214059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438788, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and notes [including remuneration
       report] and consolidated financial statements

2.     Grant discharge to the members of the Board               Mgmt          For                            For
       of Directors for the 2007 FY

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit: CHF 2,446,597,614.00: ordinary dividend
       of CHF 3.30 per registered share of CHF 2 par
       value on the registered share capital entitled
       to dividend of CHF 525,834,482.00: CHF 867,626,895.00;
       to free reserves: CHF 1,500,000,000.00; profit
       carried forward to the new account: CHF 78,970,719.00;
       and to pay the dividend of 31 MAY 2008

4.1.1  Re-elect Mr. Andreas Von Planta, as a Member              Mgmt          For                            For
       of the Board of Directors for a further term
       of office of 3 years

4.1.2  Re-elect Mr. Erich Hinziker, as a Member of               Mgmt          For                            For
       the Board of Directors for a further term of
       office of 3 years

4.2.1  Elect Mrs. Christine Binswanger, as a Member              Mgmt          For                            For
       of the Board of Directors for a term of office
       of 3 years

4.2.2  Elect Mr. Robert F. Spoerry, as a Member of               Mgmt          For                            For
       the Board of Directors for a term of office
       of 3 years

4.3    Approve the mandate for the Auditors for the              Mgmt          For                            For
       2008 FY on Ernst & Young Ltd. Zurich

5.     Amend Article 8 Section 4 and Article 21 paragraph        Mgmt          For                            For
       1 and 2 of the Articles of Incorporation, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  701451712
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38472109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7005380001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s)                        Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          Against                        Against

3.     Elect the External Directors who are the Auditor's        Mgmt          For                            For
       Committee Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ICAP PLC                                                                                    Agenda Number:  701306272
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46981117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jul-2007
        ISIN:  GB0033872168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 MAR 2007, together with the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 9.3 pence per ordinary        Mgmt          For                            For
       share for the YE 31 MAR 2007, payable to the
       shareholders on the register at 27 JUL 2007

3.     Re-elect Mr. Nicholas Cosh as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Mr. Duncan Goldie-Morrison as a Director         Mgmt          For                            For
       of the Company

5.     Re-elect Mr. James McNulty as a Director of               Mgmt          For                            For
       the Company

6.     Re-appoint Mr. Mathew Lester as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors of the Company

9.     Approve the remuneration report                           Mgmt          Against                        Against

10.    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985 and in
       accordance with Article 9.2 of the Company's
       Articles of Association, to allot relevant
       securities [Section 80(2) of the said Act]
       up to an aggregate nominal amount of GBP 21,565,972
       [being 33% of the issued share capital of the
       Company as at 11 MAY 2007; [Authority expires
       at the conclusion of the AGM for 2008]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; authority shall be in substitution
       for and shall replace any existing authority
       pursuant to the said Section 80, to the extent
       not utilized at the date this resolution is
       passed

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 9.3 of the Company's Articles of Association
       and pursuant to Section 95(1) of the Companies
       Act 1985: a) subject to the passing of Resolution
       10, to allot equity securities [Section 94(2)
       of the said Act] for cash pursuant to the authority
       conferred by Resolution 10, disapplying the
       statutory pre-emption rights [Section 89(1)]
       b) to sell relevant shares [Section 94(5) of
       the said Act] in the Company if, immediately
       before the sale, such shares are held by the
       Company as treasury shares [Section 162A(3)
       of the said Act] for cash [Section 162D(2)
       of the said Act], disapplying the statutory
       pre-emption rights [Section 89(1)]; provided
       that this power is limited to the allotment
       of equity securities and the sale of Treasury
       Shares: i) in connection with a rights issue
       or any other pre-emptive offer in favor of
       ordinary shareholders and ii) up to an aggregate
       nominal amount of GBP 3,228,426; [Authority
       expires at the conclusion of the AGM of the
       Company for 2008]; and the Company may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985,
       to make market purchases [Section 163(3) of
       such act] of up to 64,697,917 ordinary shares
       in the capital of the Company, at a minimum
       price, exclusive of expenses, which may be
       paid for any amount equal to the nominal value
       of each share and up to 105% of the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase; [Authority expires at the conclusion
       of the next AGM]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

13.    Authorize the Company and its Directors, to               Mgmt          For                            For
       make donations to EU political organization
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 for
       the Group; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2008]; for the purposes of this resolution,
       'Donation', 'EU political organizations' and
       'EU political expenditure' have the meanings
       ascribed in Section 347A of the Companies Act
       1985 and 'Group' shall have the meaning ascribed
       thereto by the Company's Articles of Association

14.    Authorize ICAP Management Services and its Directors,     Mgmt          For                            For
       to make donations to EU political organization
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 for
       the Group; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2008]; for the purposes of this resolution,
       'Donation', 'EU political organizations' and
       'EU political expenditure' have the meanings
       ascribed in Section 347A of the Companies Act
       1985 and 'Group' shall have the meaning ascribed
       thereto by the Company's Articles of Association

15.    Authorize the Company to send or supply documents         Mgmt          For                            For
       or information to shareholders by making them
       available on a website for the purpose of paragraph
       10(2) of Schedule 5 to the Companies Act 2006
       and otherwise and to use electronic means [the
       meaning of the disclosure rules and transparency
       rules sourcebook published by the financial
       services authority] to convey information to
       shareholder




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701224026
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4958P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements for the YE 2006, as presented, Net
       earnings. After taxation, for the FY: EUR 77,586,950.00

O.2    Approve the recommendations of the Board Of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows, income for
       the financial year, EUR 77,586,950.00 absorption
       of the prior losses, EUR 0.00 legal reserve,
       EUR 0.00 increased of prior retained earnings,
       EUR 50,149,855.00 distributable income, EUR
       127,736,805.00 Dividends, EUR 14,620,918.50
       (i.e. EUR 0.27 for each share) balance, EUR
       113,115,886.50, appropriate the remaining EUR
       113,115,886.50 to the retained earnings account,
       shareholders will receive a net dividend of
       EUR 0.27 per Share, and will, entitle to the
       40% deduction provided by the French tax code,
       this dividend will be paid on 12 JUL 2007,
       as required by law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting showing profit
       of EUR 123,900,000.00.

O.4    Approve said report and the agreements referred           Mgmt          Against                        Against
       to therein, after hearing the special report
       of the Auditors on agreements governed by article
       l.225-38 of the French commercial code

O.5    Approve to award total annual fees of EUR 60,000.00       Mgmt          For                            For
       to the Board of Directors.

O.6    Ratify the co-optation of Mrs. Antoinette Willard         Mgmt          Against                        Against
       as a Director to replace Mr. Shahriar Tajbakhsh
       for the remainder of Mr. Shahriar Tajbakhsh
       s term of office, i.e. until the shareholders
       meeting called to approve the financial statements
       for the FY 2008

O.7    Appoint Mr. Maxime Lombardini as director, for            Mgmt          Against                        Against
       a 6-year period.

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 4% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 433,200,000.00, this authorization is given
       for an l8-month period, to take all necessary
       measures and accomplish all necessary formalities,
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 4,000,000.00, by issuance, with the
       shareholders  preferred subscription rights
       maintained, of shares or securities giving
       access to the capital of the Company, under
       the control of a Company and related companies,
       or giving right to the allocation of debt securities,
       the present delegation is given for a 26-month
       period this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 4,000,000.00, by issuance, with cancellation
       of the shareholders  preferred subscription
       rights, of shares or securities giving access
       to the capital of the Company, under the control
       of a Company and related companies, or giving
       right to the allocation of debt securities
       and up to 10% of the share capital, the issuance
       price of the securities giving access to the
       capital, the present delegation is given for
       a 26-month period, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       Period and up to a maximum of 15% of the initial
       issue, the nominal amount of the capital increases
       decided by tile present resolution shall count
       against the amount of the ceiling of EUR 4,000,000.00
       set forth in resolution number 9 this delegation
       is granted for 26-month period

E.12   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       of the Company and the related companies, who
       are members of a Company savings plan this
       deletion is given for a 26-month period and
       for a nominal amount that shall not exceed
       EUR 100,000.00; to take all necessary measures
       and accomplish all necessary formalities; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion by a maximum nominal
       amount of EUR 75,000,000.00 by way of capitalizing
       reserves profits, premiums or other means provided
       that such capitalization is allowed by law
       and under the by-laws, by issuing bonus shares
       or raising the par value of existing shares
       or by a combination of these methods this authorization
       is given for a 26-month period; to take all
       necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       the fraction unused of any and all earlier
       delegations to the same effect

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period this authorization is given for a 26-month
       period; to take all necessary measures and
       accomplish all necessary formalities

E.15   Amend Article Number 26 of the bylaws - access            Mgmt          For                            For
       to the shareholders  meetings- powers

E.16   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701559683
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4958P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented profit: EUR 32,414,86 5.00

O.2    Approve the recommendations of the Management             Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY
       : EUR 32,414,865.00 absorption of the previous
       losses: EUR 0.00 legal reserve: EUR 8,500.00
       prior balance: EUR 32,406,365.00 prior retained
       earnings: EUR 113,536,147.00 distributable
       income: EUR 145,536,147.00 dividends: EUR 16,913,905.00
       balance available for distribution: EUR 128,622,242.00
       retained earnings: EUR 128,622,242.00 the shareholders
       will receive a net dividend of EUR 0.31 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 25 JUL 2008 in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be al located to the retained
       earnings account as required by law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting net profit: EUR
       150,200,000.00

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to resolves to award total annual fees            Mgmt          For                            For
       of EUR 15,000.00 to the Freelancer Directors

O.6    Appoint Mr. M. Pierre Pringuet as a Director,             Mgmt          For                            For
       to replace Mr. M. Michael Boukobza, for the
       remainder of Mr. M. Michael Boukobza's term
       of office, i.e. until the FYE on 31 DEC 2008

O.7    Appoint Mr. M. Thomas Reynaud as a Director,              Mgmt          Against                        Against
       for a 6 year period

O.8    Appoint Ms. Marie Christine Levet as a Director           Mgmt          Against                        Against
       for a 6 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00 maximum number of
       shares to be acquired: 10% of the share capital
       Maximum funds invested in the share buybacks:
       EUR 1,083,031,000.00 [Authority expires at
       the end of 18 month period] to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 800,000,000.00
       [Authority expires at the end of 26 month period]
       the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of holders of securities the
       shareholders meeting delegates all powers to
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with abolition of
       preferred subscription right, of shares or
       securities and by public offering the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 800,000,000.00
       [authority expires after 26 month period] the
       shareholders meeting decides to cancel the
       shareholders preferential subscription rights
       in favour of holders of securities the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.12   Authorize the Board of Directors, and within              Mgmt          Against                        Against
       the limit of 10% of the Company's share capital,
       to set the issue price of the ordinary shares
       or securities to be issued, in accordance with
       the terms and conditions determined by the
       shareholders meeting this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 29 MAY 2007
       in its Resolution 10 [authority expires for
       a 26 month period]

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of 15% of the initial issue, by issuance, with
       or without the shareholders preferred subscription
       rights maintained, of securities [Authority
       expires at the end of 26 month period], this
       amount shall count against the overall value
       set forth in the resolution in application
       on which the issue is decided

E.14   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in apublic exhcange
       offer initiated by the Company concerining
       the share of another Company; the ceiling of
       the nominal amount of capiatl increase of all
       the issues realized by virtue of the present
       delegation is fixed to EUR 1,500,000.00 to
       cancel the sharholders' preferential subscription
       rights in favour of holders of securities this
       amount shall count against the overall value
       in Resolution 11; to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 26 month period]

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; to cancel the
       sharholders' preferential subscription rights
       in favour of holders of capital securities
       or debt securities this amount shall count
       against the overall value in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 26 month period]

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       Memebers of a Company savings plan; and for
       a nominal amount that sahll not exceed EUR
       100,000.00 the sharholders' meeting decides
       to cancel the sharholders' preferentila subscription
       rights in favour of beneficiaries aimed in
       Resolution 1; to take all necessary measures
       and accomplish all necessary formalities, to
       charge the share issuance costs against the
       related premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase [Authority expires at the
       end of 26 month period]

E.17   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to atoatl number of shares,
       which shall exceed 6% of the share capital
       the sharholdres' meeting decides to canecl
       the sharholders' preferential subscription
       rights in favour of beneficiaries of Stock
       Options; to take all necessary measures and
       accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.18   Authorize the Board of Directors to grant for             Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies; they may not represent more than
       0.5% of the share capital the sharholders'
       meeting decides to cancel the shareholders'
       preferentila subscription rights in favour
       of beneficiaries of the shares free of charge
       of existing shares or to issue; to take all
       necessary measures and accomplish all necessary
       formalities; the delegation of powers supersedes
       any and all earlier delegations to the same
       effect [Authority expires at the end of 38
       month period]

E.19   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with astock repurchase paln, up to a maximum
       of 10% of the share capital over a 24 month
       period[Authority expires at the end of 18 month
       period] this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932596200
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Special
      Ticker:  INFY                                                                  Meeting Date:  07-Nov-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO AUTHORIZE THE BOARD OF DIRECTORS TO SPONSOR            Mgmt          For                            *
       AN ISSUE OF AMERICAN DEPOSITARY SHARES AGAINST
       EXISTING EQUITY SHARES.

1B     TO AUTHORIZE THE COMPANY TO ISSUE DEPOSITARY              Mgmt          For                            *
       RECEIPTS.

1C     TO AUTHORIZE THE BOARD AND OFFICERS IN CONNECTION         Mgmt          For                            *
       WITH THE EARLIER RESOLUTIONS.

1D     TO AUTHORIZE THE UNDERWRITERS TO DETERMINE THE            Mgmt          For                            *
       PRICE OF THE SPONSORED ADS OFFERING.

1E     TO AUTHORIZE THE BOARD TO DETERMINE THE TERMS             Mgmt          For                            *
       AND CONDITIONS.

1F     TO AUTHORIZE THE BOARD OF DIRECTORS TO DELEGATE           Mgmt          For                            *
       ITS POWERS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932738632
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  22-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2007 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL             Mgmt          For
       YEAR ENDED MARCH 31, 2007.

03     TO APPOINT A DIRECTOR IN PLACE OF MR. DEEPAK              Mgmt          For
       M. SATWALEKAR, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

04     TO APPOINT A DIRECTOR IN PLACE OF PROF. MARTI             Mgmt          For
       G. SUBRAHMANYAM, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

05     TO APPOINT A DIRECTOR IN PLACE OF MR. S. GOPALAKRISHNAN,  Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

06     TO APPOINT A DIRECTOR IN PLACE OF MR. S.D. SHIBULAL,      Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

07     TO APPOINT A DIRECTOR IN PLACE OF MR. T.V. MOHANDAS       Mgmt          For
       PAI, WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 22, 2007, AND TO FIX THEIR REMUNERATION.

09     TO APPOINT MR. N.R. NARAYANA MURTHY AS A DIRECTOR         Mgmt          For
       LIABLE TO RETIRE BY ROTATION.

10     TO APPROVE THE RE-APPOINTMENT OF MR. NANDAN               Mgmt          For
       M. NILEKANI AS A WHOLE-TIME DIRECTOR FOR 5
       YEARS EFFECTIVE 5/1/2007.

11     TO APPROVE THE APPOINTMENT OF MR. S. GOPALAKRISHNAN       Mgmt          For
       AS THE CHIEF EXECUTIVE OFFICER AND MANAGING
       DIRECTOR.

12     TO APPROVE THE RE-APPOINTMENT OF MR. K. DINESH            Mgmt          For
       AS A WHOLE-TIME DIRECTOR FOR 5 YEARS EFFECTIVE
       5/1/2007.

13     TO APPROVE THE RE-APPOINTMENT OF MR. S.D. SHIBULAL        Mgmt          For
       AS A WHOLE- TIME DIRECTOR FOR A PERIOD OF 5
       YEARS EFFECTIVE 1/10/2007.

14     TO APPROVE PAYMENT OF AN ANNUAL REMUNERATION              Mgmt          For
       BY COMMISSION OF A SUM NOT EXCEEDING 1% PER
       ANNUM OF THE NET PROFITS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932911452
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  14-Jun-2008
        ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2008 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL AND SPECIAL DIVIDEND FOR               Mgmt          For
       THE FINANCIAL YEAR ENDED MARCH 31, 2008.

03     TO APPOINT A DIRECTOR IN PLACE OF CLAUDE SMADJA,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

04     TO APPOINT A DIRECTOR IN PLACE OF SRIDAR A.               Mgmt          For
       IYENGAR, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE SEEKS RE-APPOINTMENT.

05     TO APPOINT A DIRECTOR IN PLACE OF NANDAN M.               Mgmt          For
       NILEKANI, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

06     TO APPOINT A DIRECTOR IN PLACE OF K. DINESH,              Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

07     TO APPOINT A DIRECTOR IN PLACE OF SRINATH BATNI,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 14, 2008, UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, AND TO FIX THEIR
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD                                                                    Agenda Number:  701271190
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007 and the profit and loss account for
       the YE and the report of the Directors and
       the Auditors report

2.     Declare a final dividend for the FYE 31 MAR               Mgmt          For                            For
       2007

3.     Re-elect Mr. Deepak M. Satwalekar as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Re-elect Prof. Marti G. Subramanyama as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. S. Gopalakrishnan as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. S.D. Shibulal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. T. V. Mohandas Pai as a Director,            Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BRS & Company, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM, on such remuneration to be
       determined by the Board of Directors in consultation
       with the Auditors

9.     Appoint Mr. N. R. Narayana Murthy as a Director           Mgmt          For                            For
       of the Company, liable to retire by rotation

10.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with Schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. Nandan M. Nilekani as a whole time Director
       of the Company for a period of 5 years with
       effect from 01 MAY 2007 on the terms and conditions
       as specified and that notwithstanding anything
       stated where in the FY 31 MAR 2008, the Company
       incurs a loss of its profits and are inadequate,
       the Company shall pay to Mr. Nandan M. Nilekani
       not exceeding the limits specified under Para
       2 Section II, Part II of the Schedule XIII
       to the Companies Act, 1956, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the stated remuneration as may be agreed to
       by the Board of Directors and Mr. Nandan M.
       Nilekani and that Mr.  Mr. Nandan M. Nilekani
       shall continue as the Chief Executive Officers
       and Managing Directors of the Company till
       21 JUN 2007 and be designated as the Co-Chairman
       of the Board of Directors with effect from
       22 JUN 2007, until otherwise decided by the
       Board of Directors

11.    Appoint, pursuant to the provisions of Sectionasa         Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea and subject
       to such sanctions and approvals as may be necessary,
       Mr. S. Gopalkrishnan as a Director of the Company
       for a period of 5 years, with effect from 22
       JUN 2007, as per the terms and conditions as
       specified; that notwithstanding anything herein
       above stated where in any FY closing on and
       after 31 MAR 2008, the Company incurs a loss
       or its profits are inadequate, the Company
       shall pay to Mr. S. GopalKrishnan the remuneration
       by way of salary, bonus and other allowances
       not exceeding the limits specified under Para
       2 of Section II, Part II of Schedule XIII to
       the Companies Act, 1956 aincluding any statutory
       modifications or re-enactmentasa thereof, for
       the time being in forcea, or such other limits
       as may be prescribed by the Government from
       time to time as minimum remuneration; and authorize
       the Board of Directors of the Company to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. S. Gopalkrishnan

12.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. K. Dinesh as a Director
       of the Company for a further period of 5 years,
       with effect from 01 MAY 2007, as per the terms
       and conditions as specified; that notwithstanding
       anything herein above stated where in any FY
       closing on and after 31 MAR 2008, the Company
       incurs a loss or its profits are inadequate,
       the Company shall pay to Mr. K. Dinesh the
       remuneration by way of salary, bonus and other
       allowances not exceeding the limits specified
       under Para 2 of Section II, Part II of Schedule
       XIII to the Companies Act, 1956 aincluding
       any statutory modifications or re-enactmentasa
       thereof, for the time being in forcea or such
       other limits as may be prescribed by the Government
       from time to time as minimum remuneration;
       and authorize the Board of Directors to vary,
       alter or modify the different components of
       the above-stated remuneration as may be agreed
       to by the Board of Directors and Mr. K. Dinesh

13.    Re-appoint, pursuant to the provisions of Sectionasa      Mgmt          For                            For
       269 read with schedule XIII, and other applicable
       provisions, if any, of the Companies Act, 1956
       aincluding any statutory modifications or re-enactmentsasa thereof, for the time being in forcea, and
       subject to such sanctions and approvals as
       may be necessary, Mr. S.D. Shibulal as a whole
       time Director of the Company for a further
       period of 5 years, with effect from 01 JAN
       2007, as per the terms and conditions as specified;
       that notwithstanding anything herein above
       stated where in any FY closing on and after
       31 MAR 2008, the Company incurs a loss or its
       profits are inadequate, the Company shall pay
       to Mr. S.D. Shibulal the remuneration by way
       of salary, bonus and other allowances not exceeding
       the limits specified under Para 2 of Section
       II, Part II of Schedule XIII to the Companies
       Act, 1956 aincluding any statutory modifications
       or re-enactmentasa thereof, for the time being
       in forceaor such other limits as may be prescribed
       by the Government from time to time as minimum
       remuneration; and authorize the Board of Directors
       to vary, alter or modify the different components
       of the above-stated remuneration as may be
       agreed to by the Board of Directors and Mr.
       S.D. Shibulal

S.14   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable provisions, if any
       of the Companies Act 1956 a sum not exceeding
       1% per annum of the net profits of the Company
       calculated in accordance with the provisions
       of Section 198, 349 and 350 of the Copmanies
       Act, 1956 to be paid and distributed amongst
       the Directors of the Company or some or any
       of them aother than the Managing Directors
       and a whole time Directorsa in such amounts
       or proportions and in such manner and it all
       respects as may be decided by the Board of
       Directors and such payments shall be made in
       respect of the profits of the  Company for
       each year of a period of 5 years commencing
       from 01 APR 2008 to 31 MAR 2013




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD, BANGALORE                                                         Agenda Number:  701596578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4082C133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2008
        ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       as at 31 MAR 2008 and the profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Declare a final and special dividend for the              Mgmt          For                            For
       FYE 31 MAR 2008

3.     Re-appoint Mr. Claude Smadja as a Director,who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Sridar A. Iyengar as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Nandan M. Nilekani as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. K. Dinesh as a Director, who               Mgmt          For                            For
       retires by rotation

7.     Re-appoint Mr. Srinath Batni as a Director,               Mgmt          For                            For
       who retires by rotation

8.     Re-appoint M/s. BSR & Co. Chartered Accountants           Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of the next AGM on such remuneration as may
       be determined by the Board of Directors in
       consultation with the Auditors, which remuneration
       may be paid on a progressive billing basis
       to be agreed between the Auditors and the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701181810
--------------------------------------------------------------------------------------------------------------------------
    Security:  V53838112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of the Companies Act,           Mgmt          For                            For
       Chapter 50 of Singapore athe Companies Acta,
       to purchase or otherwise acquire issued ordinary
       shares fully paid in the capital of the Company
       athe Sharesa not exceeding in aggregate the
       maximum limit, at such priceasa as may be determined
       by the Directors of the Company from time to
       time up to the maximum price, whether by way
       of: a) market purchaseasa aeach a Market Purchasea
       on the Singapore Exchange Securities Trading
       Limited aSGX-STa; and/or b) off-market purchaseasa
       aeach an Off-Market Purchasea in accordance
       with any equal access schemeasa as may be determined
       or formulated by the Directors as they consider
       fit, which schemeasa shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing rules of the SGX-ST as may for the
       time being be applicable; aAuthority expires
       the earlier of the conclusion of the next AGM
       of the Company aAGMa is held or required by
       Law to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated; and authorize
       the Directors of the Company and/or any of
       them to complete and do all such acts and things
       aincluding without limitation, executing such
       documents as may be requireda as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies,
       or any of them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as specified athe IPT Mandate;
       aAuthority expires the earlier of the conclusion
       of the next AGM of the Company is held or is
       required by Law to be held; authorize the Audit
       Committee of the Company to take such action
       as it deems proper in respect of such procedures
       and/or to modify or implement such procedures
       as may be necessary to take into consideration
       any amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things aincluding,
       without limitation, executing such documents
       as may be requireda as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the IPT Mandate and/or this resolution

3.     Approve, subject to the passing of the special            Mgmt          For                            For
       resolution related to the amendment of Article
       82, the aggregate number of 8,000 existing
       shares athe Remuneration Sharesa be awarded
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Mr. Tsao Yuan Mrs Lee
       Soo Ann, Mr. Leung Chun Ying, Mrs. Oon Kum
       Loon, Mr. Tow Heng Tan and Mr. Yeo Wee Kiong
       atogether, the Non-Executive Directorsa as
       payment in part of their respective remuneration
       for the FYE 31 DEC 2006 as follows: ia 1,000
       Remuneration Shares to Mr. Tony Chew Leong-Chee;
       iia 1,000 Remuneration Shares to Mr. Lim Hock
       San; iiia 1,000 Remuneration Shares to Mr.
       Sven Bang Ullring; iva 1,000 Remuneration Shares
       to Mr. Tsao Yuan Mrs Lee Soo Ann; va 1,000
       Remuneration Shares to Mr. Leung Chun Ying;
       via 1,000 Remuneration Shares to Mrs. Oon Kum
       Loon; viia 1,000 Remuneration Shares to Mr.
       Tow Heng Tan; and viiia 1,000 Remuneration
       Shares to Mr. Yeo Wee Kiong and authorize the
       Directors of the Company to instruct a third
       party agency to purchase from the market 8,000
       existing shares at such price as the Directors
       may deem fit and deliver the Remuneration Shares
       to each Non-Executive Director in the manner
       as set out above; and authorize any Director
       or the Secretary to do all things necessary
       or desirable to give effect to the above

S.4    Amend Article 82 of the Articles of Association           Mgmt          For                            For
       of the Company as specified; and authorize
       the Directors of the Company and/or any of
       them to complete and to do all such act and
       things, and to approve, modify, ratify and
       execute such documents, acts and things as
       they may consider necessary, desirable or expedient
       to give effect to this resolution

S.5    Approve the sub-division of each ordinary share           Mgmt          For                            For
       in the capital of the Company aSharesa into
       2 shares and that every share be sub-divided
       into 2 shares on and with effect from the books
       closure date to be determined by the Directors;
       and authorize the Directors and each of them
       to complete, do and execute all such acts and
       things as they or he may consider necessary
       or expedient to give effect to this resolution,
       with such modifications thereto as they or
       he shall think fit in the interests of the
       Company

S.6    Approve to reduce the share capital of the Company        Mgmt          For                            For
       by the sum of up to SGD 226,162,045.20, and
       that such reduction be effected by distributing
       to shareholders SGD 0.28, or ain the case where
       the proposed sub-division is approved and takes
       effect prior to the books closure date for
       the proposed capital distributiona SGD 0.14,
       in cash for each issued and fully paid-up ordinary
       share in the capital of the Company held as
       at a books closure date to be determined by
       the Directors; and authorize the Directors
       and each of them to complete, do and execute
       all such acts and things as they or he may
       consider necessary or expedient to give effect
       to this resolution, with such modifications
       thereto as they or he shall think fit in the
       interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701181822
--------------------------------------------------------------------------------------------------------------------------
    Security:  V53838112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2006

2.     Declare a final dividend of 16c per share less            Mgmt          For                            For
       tax for the YE 31 DEC 2006 a2005: final dividend
       of 13c per share less taxa

3.     Re-elect Mr. Lim Hock San as a Director pursuant          Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

4.     Re-elect Mrs. Oon Kum Loon as a Director pursuant         Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

5.     Re-elect Mr. Tow Heng Tan as a Director pursuant          Mgmt          For                            For
       to Article 81C, who will retire pursuant to
       Article 81B of the Company s Articles of Association

6.     Re-elect Mr. Sven Bang Ullring who, having attained       Mgmt          For                            For
       the age of 70 years after the last AGM, will
       cease to be a Director at the conclusion of
       this AGM in accordance with Section 153(2)
       of the Companies Act (Cap. 50), and pursuant
       to Section 153(6) to hold office until the
       next AGM of the Company

7.     Approve Directors  fees of SGD 610,000 for the            Mgmt          For                            For
       YE 31 DEC 2006 a2005: SGD 564,170a

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Approve the Directors of the Company, pursuant            Mgmt          For                            For
       to Section 161 of the Companies Act aChapter
       50a and Article 48A of the Company s Articles
       of Association; (a) (i) issue shares in the
       capital of the Company aSharesa whether by
       way of right, bonus or otherwise, and including
       any capitalization pursuant to Article 124
       of the Company s Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company s reserve accounts
       or any sum standing to the credit of the profit
       and loss account or otherwise available for
       distribution; and/or (ii) make or grant offers,
       agreements or options that might or would require
       Shares to be issued aincluding but not limited
       to the creation and issue of aas well as adjustments
       toa warrants, debentures or other instruments
       convertible into Sharesa acollectively, Instrumentsa,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) anotwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in forcea issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that:- (1) the aggregate number
       of shares to be issued pursuant to this Resolution
       aincluding shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrumenta, does not exceed 50% of the issued
       Shares in the capital of the Company aas calculated
       in accordance with sub-paragraph (2) belowa,
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company aincluding Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution and
       any adjustments effected under any relevant
       Instrumenta does not exceed 20% of the issued
       Shares in the capital of the Company aas calculated
       in accordance with sub-paragraph (2) belowa;
       (2) for the purpose of determining the aggregate
       number of Shares that may be issued under sub-paragraph
       (1) above, the % of issued shares shall be
       calculated based on the number of issued shares
       in the capital of the Company as at the date
       of the passing of this Resolution after adjusting
       for:- (i) new shares arising from the conversion
       or exercise of convertible securities or employee
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this Resolution; and (ii) any subsequent
       consolidation or sub-division of Shares; (3)
       in exercising the power to make or grant Instruments
       (including the making of any adjustments under
       the relevant Instrument), the Company shall
       comply with the provisions of the listing manual
       of the Singapore Exchange Securities Trading
       Limited aSGX-STa for the time being in force
       aunless such compliance has been waived by
       the SGX-STa and the Articles of Association
       for the time being of the Company; and (4)
       aunless revoked or varied by the Company in
       general meetinga; aAuthority expires earlier
       the conclusion of the next AGM of the Company
       or the date by which the next annual general
       meeting is required by law a

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505832
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [issued shares representing not more
       than 10% of the total number of issued shares],
       at such price(s) as maybe determined by the
       Directors of the Company from time to time
       up to the maximum price [which is: (a) in the
       case of a market purchase, 105%, of the Average
       Closing Price; and (b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120%, of the Average Closing Price], whether
       by way of: (a) market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or (b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise approve in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the share
       purchase Mandate];[Authority expires the date
       on which the next AGM of the Company [AGM]
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of shares by the Company pursuant to the share
       purchase mandate are carried out to the full
       extent mandated, whichever is the earlier];
       to complete and do all such acts and things
       [including without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this ordinary resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       [as defined in the Circular to shareholders
       dated 27 MAR 2008 [the Circular]], or any of
       them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as set out in the Circular [the
       IPT Mandate];[Authority continue in force until
       the date that the next AGM is held or is required
       by law to be held, whichever is earlier]; authorize:
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SGX-ST from time to
       time; and the Directors and/or any of them
       to complete and do all such act sand things
       [including, without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this ordinary
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505844
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       Audited accounts for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 10 cents           Mgmt          For                            For
       per share tax exempt one-tier and a special
       dividend of 45 cents per share tax exempt one-tier
       for the YE 31 DEC 2007 [2006: final dividend
       of 8 cents per share less tax]

3.     Re-elect Mr. Lim Chee Onn as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

4.     Re-elect Mr. Tony Chew Leong-Chee as a Directors,         Mgmt          For                            For
       who retires pursuant to Article 81B of the
       Company's Articles of Association and who,
       being eligible, offer themselves for re-election
       pursuant to Article 81C

5.     Re-elect Mr. Teo Soon Hoe as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

6.     Re-elect Mr. Sven Bang Ullring as a Director              Mgmt          For                            For
       at the conclusion of this AGM, and who, being
       eligible, offers himself for re-election pursuant
       to Section 153(6) of the Companies Act [Chapter
       50] to hold office until the conclusion of
       the next AGM of the Company

7.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Company for the FYE 31 DEC
       2007, comprising the following: a) the payment
       of the Director's fees of an aggregate amount
       of SGD 600,625 in cash [2006: SGD 610,000];
       and b) 1) the award of an aggregate number
       of 15,500 existing ordinary shares in the capital
       of the Company [the 'Remuneration Shares']
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Tsao Yuan Mrs. Lee Soo
       Ann, Mr. Leung Chun Ying, Mrs. Oon Kum Loon,
       Mr. Tow Heng Tan and Mr. Yeo Wee Kiong [together,
       the 'Non-Executive Directors'] as payment in
       part of their respective remuneration for the
       FYE 31 DEC 2007 as specified and authorize
       the Directors of the Company to instruct a
       3rd party agency to purchase from the market
       15,500 existing shares at such price as the
       Directors may deem fit and deliver the Remuneration
       Shares to each the Non-Executive Director in
       the manner [as specified] in (1) above and
       3) any Director or the Secretary to do all
       things necessary or desirable to give effect
       to the above

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 161 of the Companies Act,
       Chapter 50 of Singapore, and Article 48A of
       the Company's Articles of Association, to:
       a) i) issue shares in the capital of the Company
       ['Shares'] whether by way of right, bonus or
       otherwise, and including any Capitalization
       pursuant to Article 124 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively 'Instruments'],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this resolution may
       have ceased to be in force] issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1) the aggregate number
       of Shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument], does not exceed 50% of the issued
       share capital of the Company [as specified],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution and
       any adjustments effected under any relevant
       Instrument] does not exceed 15% of the issued
       Shares in the capital of the Company [as specified];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited['SGX-ST']] for the
       purpose of determining the aggregate number
       of Shares that may be issued [as specified],
       the percentage of issued Shares shall be calculated
       based on the issued Shares in the capital of
       the Company as at the date of the passing of
       this resolution after adjusting for: i) new
       Shares arising from the conversion or exercise
       of convertible securities or employee share
       options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution; and ii) any subsequent
       consolidation or sub-division of Shares; 3)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM required
       by the law]

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
    Security:  V87778102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932639872
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  23-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2006, AS SET FORTH IN THE COMPANY
       S NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF THE APPOINTMENT OF DIRECTORS, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF CANDIDATES FOR THE             Mgmt          For                            For
       MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
       DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.

04     APPROVAL OF PREVIOUSLY GRANTED STOCK OPTION,              Mgmt          For                            For
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
       ENCLOSED HEREWITH.

05     APPROVAL OF THE GRANT OF STOCK OPTION, AS SET             Mgmt          For                            For
       FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701225066
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58485115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the Board of the Directors and Statutory          Mgmt          For                            For
       Auditors reports, approve the consolidated
       financial statements for the FYE on 31 DEC
       2006

O.2    Approve the financial statements for the FYE              Mgmt          For                            For
       on 31 DEC 2006, grant final discharge to the
       Board of Directors

O.3    Receive the Statutory Auditors special report,            Mgmt          For                            For
       approve the agreements notified in the report,
       covered by the Article L. 225-38 of the Commercial
       Law

O.4    Approve the appropriation of the income, setting          Mgmt          For                            For
       of the final dividend, to be paid 15 MAY 2007

O.5    Approve to renew Mr. Bernard Arnault s mandate            Mgmt          For                            For
       as a Director, the current one coming to expire

O.6    Approve to renew Mrs. Delphine Arnault-Gancia             Mgmt          Against                        Against
       s mandate as a Director, the current one coming
       to expire

O.7    Approve to renew Mr. Jean Arnault s mandate               Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.8    Approve to renew Mr. M. Nicholas Clive-Worms              Mgmt          Against                        Against
       mandate as a Director, the current one coming
       to expire

O.9    Approve to renew Mr. M. Patrick Houel s mandate           Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.10   Approve to renew Mr. M. Felix G. Rohatyn s mandate        Mgmt          Against                        Against
       as a Director, the current one coming to expire

O.11   Approve to renew Mr. M. Hubert Vedrine s mandate          Mgmt          For                            For
       as a Director, the current one coming to expire

O.12   Approve to renew Mr. M. Kilian Hennessy s mandate         Mgmt          For                            For
       as a Director, the current one coming to expire

O.13   Authorize the Board of Directors to purchase              Mgmt          For                            For
       Company shares within the limit of 10% of the
       capital

E.14   Authorize the Board of Directors to decrease              Mgmt          For                            For
       the capital, in 1 or several times, by cancellation
       of purchased shares within the limit of 10%
       of the capital

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, in 1 or several times and at any
       moment, either by issuance of ordinary shares
       or investment securities, giving access to
       the capital or right to a debt security, or
       by a debt compensation, or by incorporation
       of earnings, premiums and reserves, with the
       maintainance of the shareholders preferential
       rights of subscription, setting of a maximum
       nominal amount of the capital

E.16   Authorize the Board of Directors to decrease              Mgmt          For                            For
       the capital, in 1 or several times, and at
       any time, by issuance of ordinary shares or
       investment securities, giving access to the
       capital or right to a debt security, with cancellation
       of shareholders  preferential right of subscription,
       setting of a maximum nominal amount of the
       capital

E.17   Authorize the Board of Directions to decrease             Mgmt          Against                        Against
       the capital, in 1 or several times, by issuance
       of ordinary shares or investment securities,
       giving access to the capital or right to a
       debt security in order to remunerate contributions
       in kind, within the limit of 10% of the capital

E.18   Authorize the Board of Directors to decrease              Mgmt          Against                        Against
       the capital, in 1 or several times, and at
       any time, by issuance of ordinary shares or
       investment securities, giving access to the
       capital or right to a debt security, reserved
       for Credit Institutions or Company supervised
       by Insurance Law, with cancellation of shareholders
       preferential right of subscription, setting
       of a maximum nominal amount of the capital

E.19   Approve to increase the number of shares to               Mgmt          Against                        Against
       be issued in case of excess requests

E.20   Authorize the Board of Directors for 1 or several         Mgmt          For                            For
       capital increase(s) in cash reserved for the
       Company Staff Employees and related Companies,
       Members of a Corporate Saving Plan, within
       the limit of 3% of the capital

E.21   Amend the Article 23 Ident 1 of By-laws about             Mgmt          For                            For
       general meetings to comply with the laws




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701529971
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58485115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements ending on 31 DEC 2007
       in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the said YE on 31 DEC 2007 as
       presented; and grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.4    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: income for the FY: EUR 783,412,326.27
       allocation to legal reserve: EUR 0.00: retained
       earnings: EUR 2,759,550,929.12 balance available
       for distribution: EUR 3,542,963,255.39 special
       reserve on long term capital gains: EUR 0.00
       statutory dividend: EUR 7,349,061.15 which
       corresponds to: EUR 0.015 per share additional
       dividend: EUR 776,550,794.85 corresponding
       to EUR 1.585 per share retained earnings: EUR
       3,542,963,255.39 after appropriation the gross
       value of the dividend is of EUR 1.60; to reminds
       that: an interim dividend of EUR 0.35 was already
       paid on 03 DEC 2007; the remaining dividend
       of EUR 1.25will be paid on 23 MAY 2008; the
       dividend will entitle natural persons to the
       40% allowance, in the event that the Company
       holds some of its own shares on such date:
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law, it is reminded
       that, for the last three financial years, the
       dividends paid [gross value], were as follows:
       EUR 1.40 for FY 2006: EUR 1.15 for FY 2005
       EUR 0.95 for FY 2004

O.5    Approve to renew the appointment of Mr. Nicolas           Mgmt          Against                        Against
       Bazire as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Antonio           Mgmt          Against                        Against
       Belloni as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Diego             Mgmt          For                            For
       Della Valle as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Gilles            Mgmt          Against                        Against
       Hennessy as a Member of the Board of Directors
       for a 3 year period

O.9    Appoint Mr. Charles De Croisset as a Member               Mgmt          For                            For
       of the Board of Directors, for a 3 year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds: invested in the share
       buybacks: EUR 6,400,000,000.00; [Authority
       is given for a 18 month period]; and acknowledge
       that the share capital was composed of 48,993,741
       shares on 31 DEC 2007; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2007

E.11   Receive the special report of the Auditors,               Mgmt          For                            For
       said report and authorize the Board of Directors
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by cancelling
       all or part of the shares held by the Company
       in connection with a stock Repurchase Plan,
       up to a maximum of 10% of the share capital
       over a 24 month period; [Authority is given
       for a 18 month period], this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007

E.12   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies, they may not represent more than
       1% of the share capital; [Authority is given
       for a 38 month period], and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 12 MAY 2005

E.13   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the share capital, in one or more
       occasions and at its sole discretion: up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of issuing shares and or debt securities,
       including warrants to be subscribed either
       in cash or by the offsetting of debts, up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of capitalizing reserves, profits, premiums
       or: other means, provided that such capitalization
       is allowed by Law and under the Bylaws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously; [Authority
       is given for a 18 month period], approve to
       cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this amount
       shall count against the overall value set forth
       in Resolutions 12, 14, 15 of the present meeting
       and 15, 16, 17 of the general meeting of 10
       MAY 2007; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors may decide               Mgmt          Against                        Against
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period under the conditions and
       limits provided by Article L.225.135.1 of the
       French Commercial Code; this amount shall count
       against the overall value set forth in Resolution
       13 above mentioned

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       is given for a 26 month period], the number
       of shares issued shall not exceed 3% of the
       share capital; the amount shall count against
       the overall value set forth in Resolution 12,
       13, 14 of the present meeting and 15, 16, 17
       of the general meeting of 10 MAY 2007; approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701313570
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, upon the recommendation of the Directors         Mgmt          For                            For
       [or any of them, other than Messrs. Alison
       Carnwath or Kevin Davis] of Man Group plc [the
       Company] and subject to the conditions [other
       than the passing of this resolution] as specified
       being satisfied or waived, the Disposal and
       for the purpose of effecting and implementing
       the Disposal, authorize the Directors [or any
       of them, other than Messrs. Alison Carnwath
       or Kevin Davis] to i) approve an offer price
       per MF Global Share [as specified] for the
       initial public offering of MF Global Ltd.,
       and its listing on the New York Stock Exchange
       which is within, above or below the Price Range
       [as specified] as long as, if above or below
       the Price Range, the Board considers it reasonable
       and in the best interests of shareholders of
       the Company as a whole to so price; ii) approve
       the number of MF Global Shares to be sold by
       the Company and any of its subsidiaries as
       part of the Disposal being at least a majority
       of the MF Global shares; and iii) do or procure
       to be done all such acts and things and execute
       such documents on behalf of the Company or
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of completing
       and giving effect to the Disposal or the IPO
       with such amendments, modifications, variations
       or revisions thereto as are not, in the opinion
       of the Directors [or any of them, other than
       Messrs. Alison Carnwath or Kevin Davis] of
       the Company, of a material nature




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701302705
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve a final dividend of 12.7 cents per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Kevin J.P. Hayes as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Alison J. Carnwath as a Director             Mgmt          For                            For

6.     Re-elect Mr. Harvey A. McGrath as a Director              Mgmt          For                            For

7.     Re-elect Mr. Glen R. Moreno as a Director                 Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 18,797,996

s.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10, to issue equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 2,819,699.44

s.12   Authorize the Company, to make market purchase            Mgmt          For                            For
       of 187,979,963 ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                                                              Agenda Number:  932649429
--------------------------------------------------------------------------------------------------------------------------
    Security:  56501R106                                                             Meeting Type:  Annual
      Ticker:  MFC                                                                   Meeting Date:  03-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. CASSADAY                                          Mgmt          For                            For
       LINO J. CELESTE                                           Mgmt          For                            For
       GAIL C.A. COOK-BENNETT                                    Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       THOMAS P. D'AQUINO                                        Mgmt          For                            For
       RICHARD B. DEWOLFE                                        Mgmt          For                            For
       ROBERT E. DINEEN, JR.                                     Mgmt          For                            For
       PIERRE Y. DUCROS                                          Mgmt          For                            For
       ALLISTER P. GRAHAM                                        Mgmt          For                            For
       SCOTT M. HAND                                             Mgmt          For                            For
       LUTHER S. HELMS                                           Mgmt          For                            For
       THOMAS E. KIERANS                                         Mgmt          For                            For
       LORNA R. MARSDEN                                          Mgmt          For                            For
       ARTHUR R. SAWCHUK                                         Mgmt          For                            For
       HUGH W. SLOAN, JR.                                        Mgmt          For                            For
       GORDON G. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For

03     SHAREHOLDER PROPOSAL.                                     Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                                                              Agenda Number:  932839054
--------------------------------------------------------------------------------------------------------------------------
    Security:  56501R106                                                             Meeting Type:  Annual
      Ticker:  MFC                                                                   Meeting Date:  08-May-2008
        ISIN:  CA56501R1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. CASSADAY                                          Mgmt          For                            For
       LINO J. CELESTE                                           Mgmt          For                            For
       GAIL C.A. COOK-BENNETT                                    Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       THOMAS P. D'AQUINO                                        Mgmt          For                            For
       RICHARD B. DEWOLFE                                        Mgmt          For                            For
       ROBERT E. DINEEN, JR.                                     Mgmt          For                            For
       PIERRE Y. DUCROS                                          Mgmt          For                            For
       SCOTT M. HAND                                             Mgmt          For                            For
       LUTHER S. HELMS                                           Mgmt          For                            For
       THOMAS E. KIERANS                                         Mgmt          For                            For
       LORNA R. MARSDEN                                          Mgmt          For                            For
       ARTHUR R. SAWCHUK                                         Mgmt          For                            For
       HUGH W. SLOAN, JR.                                        Mgmt          For                            For
       GORDON G. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For

3A     SHAREHOLDER PROPOSAL NO. 1                                Shr           Against                        For

3B     SHAREHOLDER PROPOSAL NO. 2                                Shr           Against                        For

3C     SHAREHOLDER PROPOSAL NO. 3                                Shr           Against                        For

3D     SHAREHOLDER PROPOSAL NO. 4                                Shr           Against                        For

3E     SHAREHOLDER PROPOSAL NO. 5                                Shr           Against                        For

3F     SHAREHOLDER PROPOSAL NO. 6                                Shr           Against                        For

3G     SHAREHOLDER PROPOSAL NO. 7                                Shr           Against                        For

3H     SHAREHOLDER PROPOSAL NO. 8                                Shr           Against                        For

3I     SHAREHOLDER PROPOSAL NO. 9                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC                                                              Agenda Number:  701219392
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68694119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Mgmt          For                            For
       and the Auditors and the accounts for the YE
       31 DEC 2006

2.     Declare a final dividend on the ordinary share            Mgmt          For                            For
       capital of the Company for the YE 31 DEC 2006
       of 4.2p per share

3.     Re-elect Mr. Charles Henri Dumon as a Director            Mgmt          For                            For
       of the Company

4.     Re-elect Sir. Adrian Montague as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Stephen Box as a Director of the             Mgmt          For                            For
       Company

6.     Receive and approve the Directors remuneration            Mgmt          For                            For
       report for the YE 31 DEC 2006

7.     Re-appoint Deloitee & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM at a remuneration to be fixed
       by the Directors

8.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 athe Acta
       to allot relevant securities aSection 80(2)
       of the Acta up to an aggregate nominal amount
       of GBP 1,099,699; aAuthority expires at the
       conclusion of the next AGM of the Companya;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 athe Acta to allot
       equity securities aSection 94 of the Acta for
       cash pursuant to the authority conferred by
       Resolution 8, disapplying the statutory pre-emption
       rights aSection 89(1) of the Acta, provided
       that this power is limited to: a) the allotment
       of equity securities in connection with a rights
       issue; and b) up to an aggregate nominal amount
       of GBP 166,621; aAuthority expires at the conclusion
       of the next AGM of the Companya; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, pursuant to Company s              Mgmt          For                            For
       Articles of Association and Section 166 of
       the Companies Act 1985 athe Acta, to make market
       purchases of up to 33,324,208 ordinary shares
       of 1p each in the capital of the Company, at
       a minimum price of 1p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires at the conclusion
       of the next AGM of the Companya; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC, LONDON                                                      Agenda Number:  701541256
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68694119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. Steve Ingham as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Dr. Tim Miller as a Director of the              Mgmt          For                            For
       Company

5.     Elect Ms. Ruby McGregor Smith as a Director               Mgmt          For                            For
       of the Company

6.     Receive and approve the report on Directors'              Mgmt          For                            For
       remuneration

7.     Re-appoint Deloitee & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Audit Committee
       to fix their remuneration

8.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations in accordance with
       Sections 366 and 367 of the Companies Act 2006

9.     Authorize the Directors to allot shares pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985

S.10   Approve to display statutory pre-emption rights           Mgmt          For                            For

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.12   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 MTN GROUP LTD                                                                               Agenda Number:  701594118
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8039R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  ZAE000042164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.o.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Group and the Company for the YE 31
       DEC 2007 including the report other Directors
       and the external Auditors

2.o.2  Re-appoint Mr. KP Kalyan as a Director of the             Mgmt          For                            For
       Company

3.o.3  Re-appoint Mr. RD Nisbet as a Director of the             Mgmt          For                            For
       Company

4.o.4  Re-appoint Mr. JHN Strydom as a Director of               Mgmt          For                            For
       the Company

5.o.5  Re-appoint Mr. Sheikh ARH Sharbatly as a Director         Mgmt          Against                        Against
       of the Company

6.o.6  Authorize the Company, the all the unissued               Mgmt          For                            For
       ordinary shares of 0,01 cent it each in the
       share capital of the Company be and are hereby
       placed at the disposal arid under the control
       of the Directors, to allot, issue and otherwise
       to dispose of and/or to undertake to allot,
       issue or otherwise dispose of such shares to
       such person or persons on such terms arid conditions
       and at such times as the Directors may from
       time to rime at their discretion deem fit [save
       for the unissued ordinary shares which have
       specially been reserved for the Company's share
       incentive schemas, being 5%ol the total issued
       share capital, in terms of ordinary resolutions
       duly passed at previous annual general meetings
       of the Company [the unissued scheme shares]
       which shall he issued to such person or persons
       on 5 the terms and conditions in accordance
       with the term, of such authorizing resolutions)
       subject to the aggregate number of such ordinary
       shares able to be allotted, issued arid otherwise
       disposed of and/or so undertaken to be allotted,
       issued or disposed of in terms of this resolution
       being limited to10% of the number of ordinary
       shares in issue as at 31 DEC 2007 [but excluding,
       in determining such 10% limit, the unissued
       scheme shares] and further subject to the provisions
       applicable from time to lime of the Companies
       Act and the Listings Requirements of the JSE,
       each as presently constituted arid which may
       be amended from time

7.s.1  Approve the Company, or a subsidiary of the               Mgmt          For                            For
       Company, and is by way of a general authority
       contemplated in sections 85(2), 85(3) and 89
       of the Companies Act, to repurchase shares
       issued by the Company upon such terms and conditions
       and in such amounts as the Directors of the
       Company may from time to time determine but
       subject to the applicable provisions of the
       Companies Act and the Listings Requirement
       of the JSE Limited, each as presently constituted
       and which may he amended horn time to tinier
       anti subject further to the restriction that
       the repurchase by the Company, or any of its
       subsidiaries, of shares in the Company of any
       class hereunder shall not, in aggregate in
       any 1 FY, exceed 10% of the shares in issue
       in such class as at the commencement of such
       FY




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701233582
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          For                            For
       reports on the annual financial statements
       for the year 2006

2.     Approve the annual financial statements regarding         Mgmt          For                            For
       the year 2006; the profit appropriation and
       dividend payment

3.     Grant discharge of the Board of Director Members          Mgmt          For                            For
       and the Auditor s from any liability for indemnity
       of the Management and the annual financial
       statements for the FY 2006

4.     Approve the Board of Directors received remuneration      Mgmt          For                            For
       for the FY 2005, according to Article 24 Paragraph
       2 of Code Law 2190/1920; the agreements and
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non Executive Members of the Board
       of Director until the next OGM on 2008

5.     Grant permission, according to Article 23 paragraph       Mgmt          For                            For
       1 of the Code Law 2190/1920 and to Article
       30 of the Banks Articles of Association, to
       the Board Members, General Managers and Managers,
       for their participation in Board of Directors
       or Management of the Banks Group of Companies,
       pursuing the same or similar business goal

6.     Approve the program for the purchase of the               Mgmt          For                            For
       Banks own shares according to Article 16 Paragraph
       5 of Code Law 2190/1920

7.     Approve the adjustment to Articles 4 and 39               Mgmt          Against                        Against
       of the Banks Articles of Association regarding
       the share capital, due to the increase as a
       result from the exercised pre-emptive rights;
       amend Articles 18 and 24 aBoard of Directors
       and representationa of the Banks Articles of
       Association

8.     Approve the Stock Option Scheme according to              Mgmt          Against                        Against
       Article 13 Paragraph 9 of the Code Law 2190/1920,
       as currently in force, to the Executive Members
       of the Board of Directors, Managers and personnel
       and to associated Companies

9.     Approve bonus shares to the personnel, according          Mgmt          Against                        Against
       to Article 16 Paragraph 2 of the Code Law 2190/1920,
       deriving from the share capital increase, issuance
       of new shares with nominal value EUR 5 per
       share, with capitalization of profits; amend
       Articles 4 and 39 of the Bank s Articles of
       Association

10.    Approve the session of the Banks Storehouse               Mgmt          For                            For
       Branch and contribution to the subsidiary Company
       National Consultancy Business Holdings S. A.;
       the session contract terms; determination of
       the Banks representative, in order to sign
       the contract or any other relevant deed for
       the completion of the absorbtion; the session
       deed operating permission of General Storehouse
       according to Article 17 of the Law 3077/1954

11.    Ratify the election of new Members of the Board           Mgmt          Against                        Against
       of Directors in replacement of resigned Members
       and a deceased Member

12.    Elect new Board of Directors and approve the              Mgmt          Against                        Against
       determination of the Independent Non-Executive
       Members

13.    Elect the regular and substitute Certified Auditors       Mgmt          Against                        Against
       for the financial statements and the Banks
       Group of Companies consolidated financial statements
       for the year 2007 and approve to determine
       their fees

14.    Miscellaneous announcements                               Non-Voting

       If quorum is not met on the first call then               Non-Voting
       a second call will take place which means investors
       will have to resubmit their original votes.
       In the Greek market the agenda Items do not
       change however they take away items of each
       call once they have been passed at the shareholder
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701267064
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Stock Option Plan to Banks Board              Mgmt          Against                        Against
       of Director Members and the Managers




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701300814
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a stock options programme enabling            Mgmt          Against                        Against
       the executive members of the Board of Directors,
       management officers and staff of National Bank
       of Greece and its affiliated companies to acquire
       shares of the Bank, pursuant to Companies
       Act 2190/1920 Article 13 par. 9, as amended.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701500426
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          For                            For
       report on the annual financial statements for
       the year 2007

2.     Approve, the annual financial statements regarding        Mgmt          For                            For
       the year 2007; the profits appropriation

3.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and the Auditors of NBG and of the absorbed
       Company National Management and Organization
       from any liability for indemnity of the Management
       and the annual financial statements for the
       FY 2007

4.     Approve, the Board of Directors received remuneration     Mgmt          For                            For
       of NBG and of the absorbed Company National
       Management and Organization Company for the
       FY 2007 according to the Article 24 Point 2
       of the Law 2190/1920; the Agreements and the
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non-Executive Members of the Board
       of Directors until the next OGM in 2009

5.     Grant permission, according to the Article 23             Mgmt          For                            For
       Point 1 of the Code Law 2190/1920 and to the
       Article 30 of the BAA, to the Board of Members,
       General Managers and Managers, for their participation
       in Board of Directors or Management of the
       Banks Group of Companies, pursuing the same
       or similar business goal

6.     Elect the ordinary substitute Auditors for the            Mgmt          For                            For
       financial statements of the Bank and the group
       for the FY 2008 and approve to determine their
       fees

7.     Amend the Articles of Association and its harmonization   Mgmt          For                            For
       with the new provisions of the Law 2190/1920
       [after the Law 3604/2007] and the Law 3601/2007:
       amend the Articles 3, 5, 6, 9, 10, 11, 15,
       18, 22, 23, 24, 25, 27, 29, 30, 31, 32, 33,
       36, 37, 38 completion, abolition and renumbering
       of provisions and Articles, and configuration
       of the Articles of Association in a unified
       text

8.     Approve the program to purchase own shares according      Mgmt          For                            For
       to the Article 16 of the Law 2190/1920

9.     Approve the transmission of responsibilities              Mgmt          For                            For
       to the Board of Directors for the issuance
       of bond loans for a year period according to
       the Article 1 Point 2 the Law 3156/2003

10.    Approve, to increase the share capital of the             Mgmt          For                            For
       Bank with the issuance of new shares, realized
       from the exercise option provided to the shareholders
       to reinvest a portion of their dividend, without
       payment, instead of cash, as is contained in
       the decision about the distribution of the
       dividend according to the second resolution
       of the agenda; corresponding amendment of the
       Article in the Articles of Association about
       the share capital

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital of the Bank according to
       the Article 13 of the Law 2190/1920

12.    Approve to increase the share capital up to               Mgmt          For                            For
       the amount of EUR 1.5 billion with the issuance
       of preferential shares according to the Article
       17 b of the Law 2190/1920 with abolition of
       the right of preference to the old shareholders
       and grant of relative authorizations

13.    Various announcements and approvals                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701547979
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendment of Article 3 of the Bank's Articles             Mgmt          For                            For
       of Association and alignment thereof with the
       new provisions of law 3601/2007

2.     Authorization of the Board of Directors to carry          Mgmt          For                            For
       out bond issues for a 5-year period (as per
       law 3156/2003 Article 1 par. 2)

3.     The Bank's share capital increase through the             Mgmt          For                            For
       issue of new shares, to be carried out by the
       exercise of shareholder's option to receive
       a portion of the dividend in shares instead
       of cash. Amendment to the relevant Article
       on Share Capital of the Bank's Articles of
       Association to reflect the share capital increase

4.     Authorization of the Board of Directors to carry          Mgmt          For                            For
       out share capital increases as per Article
       13 of the Companies Act

5.     The Bank's share capital increase up to euro              Mgmt          For                            For
       1.5 billion through the issuance of redeemable
       preferred shares as per Article 17b of the
       Companies Act, with abolition of the old shareholder's
       preemptive right, along with the relevant authorizations

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE MEETING HELD ON 02 MAY               Non-Voting
       2008 HAS BEEN POSTPONED DUE TO DUE TO LACK
       OF QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 15 MAY 2008. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701161678
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365869, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle Ag and consolidated financial
       statements of 2006 of Nestle Group: reports
       of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Executive Board

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       of Nestle Ag

4.     Approve the reduction of the share capital and            Mgmt          For                            For
       amend the Article 5 of the Articles of Incorporation

5.1    Re-elect Mr. Peter Brabeck-Letmathe as a Board            Mgmt          For                            For
       of Director

5.2    Re-elect Mr. Edward George aLord Georgea as               Mgmt          For                            For
       a  Board of Director




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          For                            For
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701283400
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49076110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701621042
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49076110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701235790
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52968104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701235221
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58472119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Determination of the amount of remuneration               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701603525
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58472119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Determination of the amount of remuneration               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NOBEL BIOCARE HOLDING AG                                                                    Agenda Number:  701478566
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5783Q106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  CH0014030040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the annual report and consolidated financial      Mgmt          For                            For
       statements for 2007, report of the Group Auditors

2.     Approve the Statutory financial statements of             Mgmt          For                            For
       Nobel Biocare Holdings AG for 2007 [including
       remuneration report], report of the Statutory
       Auditors

3.     Approve the appropriation of the available earnings/dividendMgmt          For                            For
       for 2007

4.     Grant discharge to the Board of Directors                 Mgmt          For                            For

5.A    Re-elect Mr. Stig Eriksson as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.B    Re-elect Mr. Antoine Firmench as a Member of              Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

5.C    Re-elect Mr. Robert Lilja as a Member of the              Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.D    Re-elect Mrs. Jane Royston as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.E    Re-elect Mr. Rolf Soiron as a Member of the               Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.F    Re-elect Mr. Rolf Watter as a Member of the               Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.G    Re-elect Mr. Ernst Zaengerle as a Member of               Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

6.     Elect Dr. Edgar Fluri as a Board of Director              Mgmt          For                            For
       as of 01 JUL 2008 for a tenure ending at the
       next annual general shareholders meeting

7.     Re-elect the Auditors and Group Auditors                  Mgmt          For                            For

8.     Approve the split of shares and conversion of             Mgmt          For                            For
       bearer shares into registered shares

9.     Approve to adjust the Articles of Incorporation           Mgmt          For                            For
       due to modified requirements

10.    Approve to reduce the share capital                       Mgmt          For                            For

11.    Approve the conversion of share premium into              Mgmt          For                            For
       free reserves and the Share Buy-back Program

       Please note that the meeting is held in Z rich            Non-Voting
       and SEB will not arrange with an representative.
       To be able to vote a shareholder need to be
       temporarily registered in the share register.




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ROCK PLC                                                                           Agenda Number:  701175083
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6640T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  GB0001452795
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and accounts          Mgmt          For                            For

2.     Approve the Directors  remuneration report                Mgmt          For                            For

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. Keith McCallum Currie as a Director          Mgmt          For                            For

5.     Re-elect Mr. Andy Menze Kuipers as a Director             Mgmt          For                            For

6.     Elect Mr. David Andrew Jones as a Director                Mgmt          For                            For

7.     Re-elect Mr. Nichola Pease as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Nicholas Adam Hodnett Fenwick as             Mgmt          For                            For
       a Director

9.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Approve the Northern Rock Company Share Option            Mgmt          For                            For
       Plan 2007

12.    Approve the Northern Rock Savings Related Share           Mgmt          For                            For
       Option Plan 2007

13.    Approve the Northern Rock Long Term Incentive             Mgmt          For                            For
       Plan 2007

14.    Approve the Northern Rock Share Matching Plan             Mgmt          For                            For
       2007

15.    Approve to offer shareholders option of receiving         Mgmt          For                            For
       new ordinary shares instead of cash in respect
       of dividends

16.    Authorize the Company to allot unissued shares            Mgmt          For                            For

S.17   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.18   Adopt the new Articles of Association                     Mgmt          For                            For

S.19   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.20   Approve and authorize the Company to enter into           Mgmt          For                            For
       the contingent share purchase contract with
       the Northern Rock Foundation and to purchase
       Foundation shares




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ROCK PLC                                                                           Agenda Number:  701175095
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6640T102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  GB0001452795
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.A    Approve to sanction the allotment of any preference       Mgmt          For                            For
       shares pursuant to the resolution 16 as specified
       in AGM

       PLEASE NOTE THAT THIS IS A SEP MEETING. THANK             Non-Voting
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG                                                                                 Agenda Number:  701140078
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Mar-2007
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 350514, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the financial statements       Mgmt          For                            For
       of Novartis AG and the Group consolidated financial
       statements for the year 2006

2.     Approve the activities of the Board of Directors          Mgmt          For                            For

3.     Approve the appropriation of available earnings           Mgmt          For                            For
       of Novartis AG as per balance sheet and declaration
       of dividend as specified and a total dividend
       payment of CHF 3,380,588,453 is equivalent
       to a gross dividend of CHF 1.35 per registered
       share of CHF 0.50 nominal value entitled to
       dividends as specified

4.1    Acknowledge that, at her own wish, Mrs. Dr.               Non-Voting
       H.C. Brigit Breuel retires from the Board of
       Directors with effect from the AGM of 06 MAR
       2007

4.2.1  Re-elect Mr. Hans-Joerg Rudloff as a Director             Mgmt          For                            For
       for a 3-year term

4.2.2  Re-elect Dr. H. C. Daniel Vasella as a Director           Mgmt          For                            For
       for a 3-year term

4.3    Elect Mrs. Marjorie M. Yang as a new Member               Mgmt          For                            For
       for a term of Office beginning on 01 JAN 2008
       and ending on the day of the AGM in 2010

5.     Approve the retention of the current Auditors             Mgmt          For                            For
       of Novartis AG and Group Auditors, PricewaterhouseCoopers
       AG, for a further year

       PLEASE NOTE THAT INSTITUTIONS SUBJECT TO THE              Non-Voting
       FEDERAL LAW RELATING TO BANKS AND SAVINGS BANKS
       OF 8 NOV 1934 AND PROFESSIONAL SECURITIES ADMINISTRATORS
       ARE ASKED TO NOTIFY THE NUMBER OF THE SHARES
       THEY REPRESENT TO THE COMPANY AS EARLY AS POSSIBLE,
       AND IN ANY EVENT NOT LATER THAN THE DAY OF
       THE AGM, AT THE AGM DESK aGV-BUROa. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  701453425
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436581, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the remuneration     Mgmt          For                            For
       report, the financial statements of Novartis
       AG and the Group Consolidated financial statements
       for the business year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee from
       liability for their activities during the business
       year 2007

3.     Approve the available earnings as per balance             Mgmt          For                            For
       sheets as specified and a total dividend payment
       of CHF 3,929,967 is equivalent to a gross dividend
       of CHF 1.60 per registered share of CHF 0.50
       nominal value entitled to dividends; assuming
       that the Board of Directors' proposal for the
       earnings appropriation is approved, payment
       will be made with effect from 29 FEB 2008

4.     Approve to cancel 85,348,000 shares repurchased           Mgmt          For                            For
       under the 4th and 5th share repurchase programs
       and to reduce the share capital accordingly
       by CHF 42,674,000 from CHF 1,364,485,500 to
       CHF 1,321,811,500; and amend Article 4 of the
       Articles of Incorporation as specified

5.     Authorize the Board of Directors to launch a              Mgmt          For                            For
       6th share repurchase program to repurchase
       shares up to a maximum amount of CHF 10 billion
       via a 2nd trading line on virt-x; these shares
       are to be cancelled and are thus not subject
       to the 10% threshold of own shares with in
       the meaning of Article 659 of the Swiss Code
       of obligations; the necessary amendments to
       the Articles of Incorporation [reduction of
       share capital] shall be submitted to the shareholders

6.1    Amend Article 19 of the Articles of Incorporation         Mgmt          For                            For
       as specified

6.2    Amend Article 33 of the Articles of Incorporation         Mgmt          For                            For
       as specified

7.1.a  Re-elect Mr. Peter Burckhardt M.D. as a Director,         Mgmt          For                            For
       for a 1-year term

7.1.b  Re-elect Mr. Ulrich Lehner Ph.D., as a Director,          Mgmt          For                            For
       for a 3-year term

7.1.c  Re-elect Mr. Alexander F.Jetzer as a Director,            Mgmt          For                            For
       for a 3-year term

7.1.d  Re-elect Mr. Pierre Landolt as a Director, for            Mgmt          For                            For
       a 3-year term

7.2    Elect Mr. Ann Fudge as a Director, for a 3-year           Mgmt          For                            For
       term

8.     Appoint PricewaterhouseCoopers AG, as the Auditors        Mgmt          For                            For
       of Novartis AG and the Group Auditors, for
       a further year




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701236158
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61933123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          Against                        Against

2.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701603549
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61933123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          Against                        Against

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932641992
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  02-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE S OPINION FOR THE FISCAL YEAR
       2006

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2007

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2006

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND             Mgmt          For                            For
       THEIR RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE MANAGEMENT COMPENSATION,             Mgmt          For                            For
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY
       S BYLAWS, AS WELL AS OF MEMBERS OF THE FISCAL
       COUNCIL

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES CONSTITUTED
       IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 4.380
       MILLION, INCREASING THE CAPITAL STOCK FROM
       R$ 48.264 MILLION TO R$ 52.644 MILLION WITHOUT
       ANY CHANGE TO THE NUMBER OF ISSUED SHARES PURSUANT
       TO ARTICLE 40, ITEM III, OF THE COMPANY S BYLAWS




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC                                                                              Agenda Number:  701216714
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72899100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors  report and             Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2006 with the Auditor s report thereon

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Philip A.J. Broadley as a Director           Mgmt          For                            For

4.     Re-elect Mr. Michael W.O. Garrett as a Director           Mgmt          For                            For

5.     Re-elect Mrs. Bridget A. Macaskill as a Director          Mgmt          For                            For

6.     Re-elect Mr. Clark P. Manning as a Director               Mgmt          For                            For

7.     Elect Mr. Barry L. Stowe as a Director                    Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor until            Mgmt          For                            For
       the conclusion of the next AGM at which the
       Company s accounts are laid

9.     Authorize the Directors to fix the amount of              Mgmt          For                            For
       the Auditor s remuneration

10.    Declare a final dividend of 11.72 pence per               Mgmt          For                            For
       ordinary share of the Company for the YE 31
       DEC 2006, which shall be payable on 22 MAY
       2007 to shareholders who are on the register
       of members at the close of business on 13 APR
       2007

11     Authorize the Company, for the purposes of apart          Mgmt          For                            For
       XA of the Companies Act 1985 aas amendedaa
       to make donations to EU Political Organizations
       and to incur EU Political expenditure aas such
       terms are defined in Section 347A of that Acta
       up to a maximum aggregate sum of GBP 50,000
       as follows: (a) aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2010a; and (b) the Company may
       enter into a contract or undertaking under
       this authority prior to its expiry which contract
       or undertaking may be performed wholly or partly
       after such expiry, and may make donations to
       EU political organizations and incur EU political
       expenditure in pursuance of such contracts
       or undertakings as if the said authority had
       not expired

12     Authorize the Directors by or pursuant to Article         Mgmt          For                            For
       12 of the Company s Articles of Association,
       to allot generally and unconditionally relevant
       securities aSection 80 of the Companies Act
       1985a; aAuthority expires at the end of the
       next AGMa and for that period the Section 80
       amount in respect of the Company s ordinary
       shares shall be GBP 40,740,000

S.13   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       aSection 94 of the Companies Act 1985a for
       cash pursuant to the authority conferred on
       the Directors by Article 13 of the Company
       s Articles of Association and for this purpose
       allotment of equity securities shall include
       a sale of relevant shares as provided in Section
       94(3A) of that Act, disapplying the statutory
       pre-emption rights aSection 89(1) of the Acta,
       provided that this power is limited to the
       allotment of equity securities: the maximum
       aggregate nominal amount of equity securities
       that may allotted or sold pursuant to the authority
       under Article 13(b) is GBP 6,110,000; aAuthority
       expires at the end of the next AGM of the Companya;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Company, pursuant to Article 58             Mgmt          For                            For
       of the Company s Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases aSection
       163(3) of the Acta of up to 244 million ordinary
       shares of 5 pence each in the capital of the
       Company, at a minimum price which may be paid
       for each ordinary share is 5 pence and not
       more than 105% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; aAuthority
       expires at the end of the AGM of the Company
       to be held in 2008 or 18 monthsa; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry, all ordinary
       shares purchased pursuant to said authority
       shall be either; cancelled immediately upon
       completion of the purchase, or be held ,sold
       transferred or otherwise dealt with as treasury
       shares in accordance with the provisions of
       the Companies Act 1985

S.15   Authorize the Directors to offer and allot ordinary       Mgmt          For                            For
       shares in lieu of dividend from time to time
       or for such period as they may determine pursuant
       to the terms of Article 180 of the Company
       s Articles of Association provided that the
       authority conferred by this resolution shall
       expire at the end of the 5th AGM of the Company
       after the date on which this resolution is
       passed

S.16   Amend Articles 190, 195, 196, 197 and 209A of             Mgmt          For                            For
       the Articles of Association as specified

S.17   Amend Articles 180 of the Articles of Association         Mgmt          For                            For
       as specified

S.18   Amend Article 218 of the Articles of Association          Mgmt          For                            For
       as specified

S.19   Amend Article 219 of the Articles of Association          Mgmt          For                            For
       as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC, LONDON                                                                      Agenda Number:  701540381
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72899100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       financial statements for the YE 31 DEC 2007
       with the Auditor's report thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. K. B. Dadiseth as a Director                 Mgmt          For                            For

4.     Re-elect Ms. K. A. O'Donovan as a Director                Mgmt          For                            For

5.     Re-elect Mr. J.H. Ross as a Director                      Mgmt          For                            For

6.     Re-elect Lord Turnbull as a Director                      Mgmt          For                            For

7.     Elect Sir W. F. W. Bischoff as a Director                 Mgmt          For                            For

8.     Elect Ms. A.F. Godbehere as a Director                    Mgmt          For                            For

9.     Elect Mr. T .C. Thiam as a Director                       Mgmt          For                            For

10.    Re-appoint KPMG Audit Plc as the Auditor until            Mgmt          For                            For
       the conclusion of the next general meeting
       at which the Company's accounts are laid

11.    Authorize the Directors to determine the amount           Mgmt          For                            For
       of the Auditor's remuneration

12.    Declare a final dividend of 12.3 pence per ordinary       Mgmt          For                            For
       share of the Company for the YE 31 DEC 2007,
       which shall be payable on 20 MAY 2008 to shareholders
       who are on the register of Members at the close
       of business on 11 APR 2008

13.    Approve the new remuneration arrangements for             Mgmt          For                            For
       the Chief Executive of M&G including a new
       Long-Term Incentive Plan [the M&G Executive
       Long-Term Incentive Plan], as specified and
       the Chief Executive of M&G participation in
       the M&G Executive Long-Term Incentive Plan,
       as specified and authorize the Directors, to
       do all acts and things which they may consider
       necessary or expedient to implement the arrangements
       and to carry the M&G Executive Long-Term Incentive
       Plan into effect including the making of any
       amendments to the rules as they may consider
       necessary or desirable

14.    Appove to renew, the authority to allot ordinary          Mgmt          For                            For
       shares, without prejudice to any authority
       conferred on the Directors by or pursuant to
       Article 12 of the Company's Articles of Association
       to allot relevant securities [Section 80 of
       the Companies Act 1985]; [Authority expires
       at the end of the next AGM] and for that period
       the Section 80 amount in respect of the Company's
       ordinary shares shall be GBP 41,150,000

S.15   Authorize the Directors, conditional upon the             Mgmt          For                            For
       passing of resolution 14, to allot equity securities
       [Section 94 of the Companies Act 1985] for
       cash pursuant to the authority conferred on
       the Directors by Article 13 of the Company's
       Articles of Association and for this purpose
       allotment of equity securities shall include
       a sale of relevant shares as provided in Section
       94(3A) of that Act as if Section 89(1) of the
       act did not apply, to such allotment provided
       that the maximum aggregate nominal amount of
       equity securities that may be allotted or sold
       pursuant to the authority under Article 13(b)
       is GBP 6,175,000; and [Authority expires at
       the end of the next AGM of the Company]

S.16   Authorize the Company, pursuant to Article 58             Mgmt          For                            For
       of the Company's Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases [Section
       163(3) of the Companies Act] of up to 247 Million
       ordinary shares of 5 pence each in the capital
       of the Company, at a minimum price [exclusive
       of expenses] of 5 pence and equal to 105% of
       the average of the middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2009 or 18 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry]

S.17   Adopt the new Articles of Association, as specified,      Mgmt          For                            For
       as the Articles of Association Articles of
       the Company in substitution for, and the exclusion
       of, the existing Articles of Association of
       the Company

S.18   Amend the Articles of Association of the Company          Mgmt          For                            For
       in respect of Directors' qualification shares
       by the deletion of the reference to ' two months'
       and be replaced with a reference to ' one year'

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 Q-CELLS AG, THALHEIM                                                                        Agenda Number:  701594776
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6232R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  DE0005558662
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 05 JUN 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Receive the financial statements and the statutory        Non-Voting
       reports for FY 2007

2.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.03 per preference share

3.     Approve the discharge of the Management Board             Mgmt          For                            For
       for FY 2007

4.     Approve the discharge of the Supervisory Board            Mgmt          For                            For
       for FY 2007

5.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for FY 2008

6.     Approve the Merger of Q-Cells AG and Q-Cells              Mgmt          For                            For
       Oesterreich, approve the change of the Corporate
       form to Societas Europaea [SE]

7.     Approve the issuance of warrants/bonds with               Mgmt          For                            For
       warrants attached/convertible bonds with preemptive
       rights up to aggregate nominal amount of EUR
       5 billion approve creation of EUR 43.6 million
       pool of capital to Guarantee Conversion Rights

8.     Amend the 2007 Stock Option Plan                          Mgmt          For                            For

9.     Approve the affiliation Agreements with Subsidiary        Mgmt          For                            For
       Q-Cells Beteiligungs GmbH

10.    Authorize the Share Repurchase Program and Reissuance     Mgmt          For                            For
       of repurchased shares




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC                                                                       Agenda Number:  701193928
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements for the             Mgmt          For                            For
       FY 2006, which ended on 31 DEC 2006, and the
       reports of the Directors and the Auditors thereon

2.     Approve the Director s remuneration report and            Mgmt          For                            For
       that part of the report of the Auditors which
       reports thereon

3.     Approve a final dividend of 25p per ordinary              Mgmt          For                            For
       share be paid on 31 MAY 2007 to all ordinary
       shareholders on the register at the close of
       business on 02 MAR 2007

4.     Re-elect Mr. Colin Day as a Director, who retires         Mgmt          For                            For
       by rotation

5.     Re-elect Mr. Judith Sprieser as a Director aMember        Mgmt          For                            For
       of the remuneration Committeea, who retires
       by rotation

6.     Re-elect Mr. Kenneth Hydon as a Director aMember          Mgmt          For                            For
       of the Audit Committeea, who retires by rotation

7.     Re-elect Mr. Peter White as a Director aMember            Mgmt          For                            For
       of the Audit Committeea, who retires in accordance
       with Combined Code provision A.7.2

8.     Elect Mr. David Tyler as a Director, who was              Mgmt          For                            For
       appointed to the Board since the date of the
       last AGM

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold the office
       until the conclusion of the next general meeting
       at which accounts are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities up to an aggregate
       nominal amount of GBP 25,160,000; aAuthority
       expires 5 years from the date of passing of
       this resolutiona; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash
       pursuant to the authority conferred by the
       previous resolution and/or where such allotment
       constitute allotment of equity securities by
       virtue of Section 94 (3A) of the Act, disapplying
       the statutory pre-emption rights aSection 89(1)a,
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders,
       b) up to an aggregate nominal amount of GBP
       3,700,000; aAuthority expires at the conclusion
       of the next AGM of the Company after passing
       of this resolutiona; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, pursuant authorities               Mgmt          For                            For
       contained in the Article 7 of the Articles
       of Association of the Company and pursuant
       Section 166 of Companies Act 1985, to make
       market purchases aSection 163(3) of the Acta
       of up to 72,000,000 ordinary shares of 1010/19p
       each in the capital of the Company aordinary
       sharesa arepresenting less than 10% of the
       Company s issued share capital as at 2 MAR
       2007a, at a minimum price of 1010/19p and not
       more than 5% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or 03 NOV 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry, all ordinary shares purchased
       pursuant to the said authority shall be either
       i) cancelled immediately upon completion of
       the purchase; or ii) held, sold, transferred
       or otherwise dealt with as treasury shares
       in accordance with the provisions of the Companies
       Act 1985




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363222
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company to take            Mgmt          For                            For
       all such action as they may consider necessary
       or appropriate for carrying into effect the
       Scheme of Arrangement dated 11 SEP 2007, between
       the Company and the holders of the Company's
       ordinary shares expressed to be subject to
       that Scheme of Arrangement, in its original
       form or with or subject to any modification,
       addition or condition approved or imposed by
       the Court [the Scheme]; and approve, for the
       purpose of giving effect to the Scheme, to
       reduce the capital of the Company by canceling
       and extinguishing the ordinary shares in the
       Company subject to the Scheme [the Scheme Ordinary
       Shares]; and Approve, forthwith and contingently
       upon the said reduction of capital taking effect:
       to increase the authorized share capital of
       the Company to its former amount by the creation
       of the same number of new ordinary shares in
       the Company [the New Reckitt Benckiser Ordinary
       Share] as is equal to the number of Scheme
       Ordinary Shares cancelled pursuant to this
       resolution [as specified] being equal in their
       aggregate nominal amount to the aggregate nominal
       amount of the Scheme Ordinary Shares cancelled
       pursuant to this resolution [as specified];
       the Company shall apply the credit arising
       in its books of account as a result of such
       reduction of capital in paying up, in full
       at par, the new shares created pursuant to
       this resolution [as specified] and shall allot
       and issue the same, credited as fully paid,
       to Reckitt Benckiser Group Plc and/or its nominee
       or nominees; and authorize the Directors of
       the Company, for the purpose of Section 80
       of the Companies Act 1985, to allot New Reckitt
       Benckiser Ordinary Shares [as specified]; provided
       that: the maximum number of shares which may
       be allotted hereunder is the number [not exceeding
       945,500,000] necessary to effect such allotments;
       [Authority expires on 31 MAR 2008]; and this
       authority shall be in addition to any subsisting
       authority conferred on the Directors of the
       Company pursuant to the said Section 80; and
       amend the Articles of Association of the Company
       by the adoption and inclusion of the new Article
       145 as specified; approve the reduction of
       capita of Reckitt Benckiser Group Plc approved
       at an EGM of Reckitt Benckiser Group Plc [as
       specified]

S.2    Approve to reduce the capital of the Company              Mgmt          For                            For
       by cancelling and extinguishing all the 5%
       cumulative preference shares of GBP 1 each
       [the Reckitt Benckiser Preference Shares] in
       the capital of the Company, in consideration
       for which there shall be repaid to the holders
       of such Reckitt Benckiser Preference Shares,
       whose names appear on the register of the Members
       as such at the close of business on the day
       preceding the effective date of the said reduction
       of capital, the nominal value of such Reckitt
       Bencekiser Preference Shares together with
       an amount equal to any arrears or deficiency
       of the fixed dividend thereon

S.3    Approve to cancel the share premium account               Mgmt          For                            For
       of the Company

S.4    Approve to cancel the capital redemption reserve          Mgmt          For                            For
       of the Company

5.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Senior Executive Share
       Ownership Policy Plan, as specified

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Savings Related Share
       Option Plan, as specified

7.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Global Stock Profit Plan,
       as specified

8.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 US Savings-Related Share
       Option Plan, as specified

9.     Approve, subject to and conditional upon the              Mgmt          Against                        Against
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Long Term Incentive Plan,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363234
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme of Arrangement to be made              Mgmt          For                            For
       between the Company and the Scheme Ordinary
       Shareholders expressed to be subject to that
       Scheme of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS                                                             Agenda Number:  701570714
--------------------------------------------------------------------------------------------------------------------------
    Security:  R7199U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          For                            For
       and registration of attending Shareholders

2.     Elect the Chairman of the meeting and not less            Mgmt          For                            For
       than one person to co-sign the minutes with
       the Chairman

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the Directors' remuneration and the               Mgmt          For                            For
       remuneration for the Members of the Nomination
       Committee

5.     Approve the Auditor's remuneration                        Mgmt          For                            For

6.     Approve the annual financial statements and               Mgmt          For                            For
       the report from the Board of Directors for
       2007

7.     Approve the Board's statement regarding the               Mgmt          For                            For
       Management compensation

8.     Grant authority to issue shares                           Mgmt          For                            For

9.     Grant authority to acquire treasury shares                Mgmt          For                            For

10.    Approve to change the Articles of Association             Mgmt          For                            For

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For

12.    Elect the Members to the Company's Board of               Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701161692
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares in Rio Tinto Limited
       aOrdinary Sharesa in the period specified this
       approval until aand includinga the date of
       the Rio Tinto Limited 2008 AGM or 26 APR 2008
       awhichever is the latera: a) under 1 or more
       off-market buyback tender schemes in accordance
       with the terms athe Buy-Back Tendersa as specified;
       and b) pursuant to on-market buy-backs by Rio
       Tinto Limited in accordance with the Listing
       Rules of the Australian Securities Exchange,
       but only to the extent that the number of Ordinary
       Shares bought back pursuant to the authority
       in this resolution, whether under any buy-back
       tenders or pursuant to any on-market buybacks,
       does not in that period exceed 28.5 million
       Ordinary Shares

S.2    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       ordinary shares from Tinto Holding Australia
       Private Limited (THA) in the period specified
       this approval until aand includinga the date
       of the Rio Tinto Limited 2008 AGM or 26 APR
       2008 awhichever is the latera upon the terms
       and subject to the conditions set out in the
       draft Buy-Back Agreement between the Rio Tinto
       Limited and THA aentitled 2007 RTL-THA Agreementa
       as specified

S.3    Amend, subject to the consent in writing of               Mgmt          For                            For
       the holder of the special voting share, by
       deleting Rule 145 of Rio Tinto Limited s constitution
       in its entirety and substituting therefore
       a new Rule 145 as specified; and by deleting
       Article 64 of Rio Tinto Plc s Articles of Association
       in its entirety and substituting therefore
       a new Article 64 as specified

4.     Elect Mr. Michael Fitzpatrick as a Director               Mgmt          For                            For

5.     Re-elect Mr. Ashton Calvert as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Guy Elliott as a Director                    Mgmt          For                            For

7.     Re-elect Lord Kerr as a Director                          Mgmt          For                            For

8.     Re-elect Sir Richard Sykes as a Director                  Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of Rio Tinto Plc, until the conclusion
       of the next AGM at which accounts are laid
       before Rio Tinto PLC and authorize the Audit
       Committee to determine the Auditors  remuneration

10.    Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006 as specified in the 2006 annual review
       and the 2006 annual report and the financial
       statements

11.    Receive the Company s financial report and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2006




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701353017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Acquisition, on the terms and subject         Mgmt          For                            For
       to the conditions specified in the Support
       Agreement and the Offer Document; and authorize
       the Directors [or a duly authorized committee
       of the Directors] to waive, amend, vary or
       extend any of the terms and conditions of the
       Acquisition and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition; and
       approve the borrowings, pursuant to the Facility
       Agreement [as specified] or any refinancing
       thereof and sanction be given to the aggregate
       amount for the time being remaining undischarged
       of all moneys borrowed [including pursuant
       to such Facility Agreement or any refinancing
       thereof] by (1) the Company and any of its
       subsidiaries and (2) RTL and any of its Corporations
       Act Subsidiaries [exclusive of moneys borrowed
       by any Company in the Rio Tinto Group from
       and for the time being owing to any other Company
       in the Rio Tinto Group or any Company in the
       RTL Group or by any Company in the RTL Group
       from and for the time being owing to any other
       Company in the RTL Group or any Company in
       the Rio Tinto Group [each term used in this
       resolution having the meaning ascribed to it
       in the Company's Articles of Association]]
       exceeding the limit set out in Article 109
       of the Company's Articles of Association provided
       that such aggregate amount shall not exceed
       the sum of USD 60 billion




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701491487
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007 as set out in the 2007

3.     Elect Mr. Richard Evans as a Director                     Mgmt          For                            For

4.     Elect Mr. Yves Fortier as a Director                      Mgmt          For                            For

5.     Elect Mr. Paul Tellier as a Director                      Mgmt          For                            For

6.     Elect Mr. Tom Albanese as a Director                      Mgmt          For                            For

7.     Elect Mr. Vivienne Cox as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Richard Goodmanson as a Director             Mgmt          For                            For

9.     Re-elect Mr. Paul Skinner as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of Rio Tinto PLC to hold office until the conclusion
       of the next AGM at which accounts are laid
       before Rio Tinco PLC and authorize the audit
       Committee to determine the Auditors remuneration

11.    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares in Rio Tinto Limited
       [ordinary shares] in accordance with the listing
       rules of the Australian Securities Exchange
       in the period as specified this approval until
       the [and including] the date of the Rio Tinto
       Limited 2009 AGM or 23 APR 2009 [whichever
       is later], but only to the extent that the
       number of ordinary shares bought back pursuant
       to this authority does not in that period exceed
       28.57 million ordinary shares

S.12   Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares from Tinto holdings
       Australia Pty (THA) in the period specified
       this approval until [and including] the date
       of the Rio Tinto Limited 2009 AGM or 23 APR
       2009 [whichever is later], upon terms and subject
       to conditions set out in the draft Buy-Back
       Agreement between Rio Tinto Limited and THA
       [entitled 2008 RTL-THA Agreement] as specified

S.13   Amend, subject to the consent in writing of               Mgmt          For                            For
       the holder of the special voting shares, by
       deleting in their entirety rule 5A(a)(ii)(E)
       and rule 5A(b); and by deleting in its entirety
       Article 8A(b)(v) and the words for the purpose
       of this Article, the prescribed percentage
       shall be 100% or such lower percentage as the
       Board resolves at the date of the issue of
       the DLC dividend share as specified




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HLDG LTD                                                                              Agenda Number:  701460456
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approval of the annual report [including the              Non-Voting
       remuneration report], financial statements
       and consolidated financial statements for 2007

2.     Ratification of the Board of Directors' actions           Non-Voting

3.     Vote on the appropriation of available earnings           Non-Voting

4.     Amendment of the Articles of Incorporation                Non-Voting

5.1    Re-election of Prof. Bruno Gehrig to the Board,           Non-Voting
       as provided by the Articles of Incorporation

5.2    Re-election of Mr. Lodewijk J.R. De Vink to               Non-Voting
       the Board, as provided by the Articles of Incorporation

5.3    Re-election of Mr. Walter Frey to the Board,              Non-Voting
       as provided by the Articles of Incorporation

5.4    Re-election of Dr. Andreas Oeri to the Board,             Non-Voting
       as provided by the Articles of Incorporation

6.     Election of the Statutory and the Group Auditors          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HOLDING AG, BASEL                                                                     Agenda Number:  701139087
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Mar-2007
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 352271 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU

1.     Approve the annual report, financial statements           Non-Voting
       and the consolidated financial statements for
       2006

2.     Ratify the Board of Directors actions                     Non-Voting

3.     Approve the allocation of income and dividends            Non-Voting
       of CHF 3.40 per share

4.1    Elect Prof. Pius Baschera as a new Member of              Non-Voting
       the Board for a term of 4 years as provided
       by the Articles of Incorporation

4.2    Elect Dr. Wolfgang Ruttenstorfer as a new Member          Non-Voting
       of the Board for a term of 4 years as provided
       by the Articles of Incorporation

5.     Elect KPMG Klynveld Peat Marwick Goerdeler SA             Non-Voting
       as the Statutory and Group Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITOR NAME. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 21 FEB 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RWE AG                                                                                      Agenda Number:  701157617
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 28 MAR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the approved financial statements         Non-Voting
       of RWEA Aktiengesellsehaft and the Group for
       the FYE 31 DEC 2006 with the combined review
       of operations of RWE Aktiengesellsehaft and
       the Group, the proposal for the appropriation
       of distributable profit, and the Supervisory
       Board Report for fiscal 2006

2.     Appropriation of distributable profit                     Mgmt          For                            For

3.     Approval of the Acts of the Executive Board               Mgmt          For                            For
       for fiscal 2006

4.     Approval of the Acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2006

5.     Appointment of Pricewaterhousecoopers AG, as              Mgmt          For                            For
       the Auditors for fiscal 2007

6.     Authorization to implement share buybacks                 Mgmt          For                            For

7.     Amendment of Article 3 of the Articles of Incorporation   Mgmt          For                            For
       [FY, announcements, venue]

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701189638
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2007
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the financial and consolidated financial          Mgmt          For                            For
       statements at 31 DEC 06, the Board of Directors
       and the Board of Auditors  reports, the audit
       firm report and approve to allocate profits

O.2    Approve the Stock Option Plan                             Mgmt          For                            For

O.3    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       purchase maximum 2.500.000 own shares during
       a period of 18 months starting from the date
       of the meeting resolution

O.4    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       dispose maximum 2.500.000 own shares in favour
       of Incentive Stock Option Plan 2007

O.5    Approve to extend the appointment of PricewaterhouseCoopersMgmt          For                            For
       as the audit firm for the FY s 2007-2012

O.6    Approve the Insurance Policy against managerial           Mgmt          For                            For
       and professional risks of the Directors and
       the Auditors

E.1    Amend the Articles 13, 19, 20, 21, 27 of the              Mgmt          For                            For
       Company s By-Law




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701498013
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 21 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, the Auditors and the audit
       firm report

2.     Approve the allocation of profit                          Mgmt          For                            For

3.     Approve the Stock Option Plan for the year 2008           Mgmt          For                            For

4.     Grant authority to buy back own shares                    Mgmt          For                            For

5.     Grant authority to dispose own shares for Stock           Mgmt          For                            For
       Option Plan for the year 2008

6.     Appoint the Board of Directors and Chairman,              Mgmt          For                            For
       determination of their components term and
       emoluments

7.     Appoint the Board of the Auditors and Chairman,           Mgmt          For                            For
       determination of regular Auditors and Chairman
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO., LTD.                                                               Agenda Number:  932630204
--------------------------------------------------------------------------------------------------------------------------
    Security:  796050888                                                             Meeting Type:  Annual
      Ticker:  SSNHY                                                                 Meeting Date:  28-Feb-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEET, INCOME STATEMENT           Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS (DRAFT) FOR THE 38TH FISCAL YEAR (FROM
       JANUARY 1, 2006 TO DECEMBER 31, 2006), AS SET
       FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED
       HEREWITH.

2A     APPOINTMENT OF INDEPENDENT DIRECTORS: MR. GORAN           Mgmt          For                            For
       S. MALM AND MR. KAP-HYUN LEE.

2B     APPOINTMENT OF EXECUTIVE DIRECTOR: MR. HAK-SOO            Mgmt          For                            For
       LEE.

2C     APPOINTMENT OF MEMBERS OF AUDIT COMMITTEE: MR.            Mgmt          For                            For
       KAP-HYUN LEE.

03     APPROVAL OF THE LIMIT ON THE REMUNERATION FOR             Mgmt          For                            For
       DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO., LTD.                                                               Agenda Number:  932823859
--------------------------------------------------------------------------------------------------------------------------
    Security:  796050888                                                             Meeting Type:  Annual
      Ticker:  SSNHY                                                                 Meeting Date:  28-Mar-2008
        ISIN:  US7960508882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEET, INCOME STATEMENT           Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS (DRAFT) FOR THE 39TH FISCAL YEAR (FROM
       JANUARY 1, 2007 TO DECEMBER 31, 2007), ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     APPROVAL OF THE LIMIT ON THE REMUNERATION FOR             Mgmt          For                            For
       DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 SAP AG                                                                                      Agenda Number:  932675828
--------------------------------------------------------------------------------------------------------------------------
    Security:  803054204                                                             Meeting Type:  Annual
      Ticker:  SAP                                                                   Meeting Date:  10-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     RESOLUTION ON THE APPROPRIATION OF THE RETAINED           Mgmt          For
       EARNINGS OF THE FISCAL YEAR 2006

03     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For
       OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2006

04     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For
       OF THE SUPERVISORY BOARD IN THE FISCAL YEAR
       2006

05     APPOINTMENT OF THE AUDITOR OF THE FINANCIAL               Mgmt          For
       STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR
       THE FISCAL YEAR 2007

6A     ELECTION TO THE SUPERVISORY BOARD: PEKKA ALA-PIETILA      Mgmt          For

6B     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       WILHELM HAARMANN

6C     ELECTION TO THE SUPERVISORY BOARD: DR. H.C.               Mgmt          For
       HARTMUT MEHDORN

6D     ELECTION TO THE SUPERVISORY BOARD: PROF. DR-ING.          Mgmt          For
       DR H.C. DR.-ING. E.H. JOACHIM MILBERG

6E     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       H.C. MULT. HASSO PLATTNER

6F     ELECTION TO THE SUPERVISORY BOARD: PROF. DR.              Mgmt          Against
       DR. H.C. MULT. AUGUST-WILHELM SCHEER

6G     ELECTION TO THE SUPERVISORY BOARD: DR. ERHART             Mgmt          For
       SCHIPPOREIT

6H     ELECTION TO THE SUPERVISORY BOARD: PROF. DR-ING.          Mgmt          For
       DR-ING. E.H. KLAUS WUCHERER

07     RESOLUTION ON THE AUTHORIZATION TO ACQUIRE AND            Mgmt          For
       USE TREASURY SHARES

08     RESOLUTION ON THE AUTHORIZATION TO USE EQUITY             Mgmt          Against
       DERIVATIVES IN CONNECTION WITH THE ACQUISITION
       OF TREASURY SHARES

09     APPROVAL OF MAKING INFORMATION AVAILABLE TO               Mgmt          For
       SHAREHOLDERS BY MEANS OF TELECOMMUNICATION
       AND AMENDING CLAUSE 3 OF THE ARTICLES




--------------------------------------------------------------------------------------------------------------------------
 SAP AG                                                                                      Agenda Number:  932889011
--------------------------------------------------------------------------------------------------------------------------
    Security:  803054204                                                             Meeting Type:  Annual
      Ticker:  SAP                                                                   Meeting Date:  03-Jun-2008
        ISIN:  US8030542042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     RESOLUTION ON THE APPROPRIATION OF THE RETAINED           Mgmt          For                            For
       EARNINGS OF THE FISCAL YEAR 2007

03     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For                            For
       OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2007

04     RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS             Mgmt          For                            For
       OF THE SUPERVISORY BOARD IN THE FISCAL YEAR
       2007

05     APPOINTMENT OF THE AUDITOR OF THE FINANCIAL               Mgmt          For                            For
       STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR
       THE FISCAL YEAR 2008

06     ELECTION TO THE SUPERVISORY BOARD                         Mgmt          Against                        Against

7A     RESOLUTION ON THE AUTHORIZATION TO ACQUIRE AND            Mgmt          For                            For
       USE TREASURY SHARES, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT

7B     RESOLUTION ON THE AUTHORIZATION TO USE EXISTING           Mgmt          For                            For
       TREASURY SHARES, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT

08     RESOLUTION ON THE AUTHORIZATION TO USE EQUITY             Mgmt          Against                        Against
       DERIVATIVES IN CONNECTION WITH THE ACQUISITION
       OF TREASURY SHARES

9A     RESOLUTION ON THE AMENDMENT OF SECTION 4 OF               Mgmt          For                            For
       THE ARTICLES OF INCORPORATION DUE TO THE EXPIRY
       OF AUTHORIZED CAPITAL III

9B     RESOLUTION ON THE AMENDMENT OF SECTION 23 OF              Mgmt          For                            For
       THE ARTICLES OF INCORPORATION, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701047222
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8063F106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  01-Sep-2006
        ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect the retiring Director                            Mgmt          For                            For

2.     Ratify and approve the Contracts and the transactions     Mgmt          For                            For
       contemplated thereunder and authorize the Board
       of Directors to take all such actions as it
       considers necessary or desirable to implement
       and give effect to the Contracts and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SHARP CORPORATION                                                                           Agenda Number:  701235865
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71434112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3359600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

3.26   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU CHEMICAL CO.,LTD.                                                                 Agenda Number:  701620901
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72810120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3371200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701282787
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75734103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

7      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701620228
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75734103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW GROUP P L C                                                                  Agenda Number:  701506567
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          Against                        Against
       for the YE 31 DEC 2007

3.     Approve the 2007 first interim dividend of USD            Mgmt          For                            For
       4.51 per ordinary share and to confirm the
       2007 second interim dividend of USD 7.38 per
       ordinary share

4.     Re-elect Mr. John Buhanan as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Dr. Pamela J. Kibry as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. Brian Larcombe as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Dr. Rolf W.H Stomberg as a Director              Mgmt          For                            For
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

10.    Approve to renew the Director's authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 80], amount
       for this period be USD 50,194,406; [Authority
       expires the until the conclusion of the next
       AGM of the Company in 2009 or 01 AUG 2009]

S.11   Authorize the Directors' to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 89], amount
       for this period be USD 9,482,121; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 01 AUG 2009]

S.12   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985[the Act],
       to make market purchases [Section 163[3]of
       the Act] of up to 94,821,208; [10% issued share
       capital as at 12 MAR 2008] of 20 Us cents each
       the capital of the Company, more than 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; [Authority expires at
       the conclusion of the AGM of the Company in
       2009 or 01 AUG 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.13   Adopt the Articles of association of the Company          Mgmt          For                            For
       as specified

14.    Approve to increase the limit on individual               Mgmt          For                            For
       participation under the performance share plan,
       so that the initial market value of the shares
       to an award shall not exceed 150% of the participant's
       basic annual salary at the time the award is
       made




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW PLC                                                                          Agenda Number:  701190718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2006 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Approve the 2006 first interim dividend of 4.1            Mgmt          For                            For
       pence per ordinary share and to confirm the
       2006 second interim dividend of 6.71 pence
       per ordinary share

4.     Re-elect Sir Christopher O Donnell as a Director          Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Adrian Hennah as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. Warren Knowlton as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard De Schutter as a Director            Mgmt          For                            For
       of the Company

8.     Re-elect Dr. Rolf Stomberg as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

11.    Approve to renew the Director s authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 80a, amount
       for this period be USD 52,542,311; aAuthority
       expires the until the conclusion of the next
       AGM of the Company in 2008 or 02 AUG 2008a

S.12   Authorize the Directors  to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 89a, amount
       for this period be USD 9,427,032; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 02 AUG 2008a

S.13   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985athe Acta,
       to make market purchases aSection 163a3aof
       the Acta of up to 94,270,325; a10% issued share
       capitala of 20p each the capital of the Company,
       more than 105% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company or 02 AUG 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Amend the Articles 140.2, 140.3 of the Articles           Mgmt          For                            For
       of Association, as specified

S.15   Amend the Article 108.2 of the Articles of Association    Mgmt          For                            For
       as specified, the Directors shall restrict
       the borrowings of the Company as specified,
       such exercise they can securel that the aggregate
       amounts for the time beings remaining undischarged
       of all moneys borrowed by the Group as specified,
       exceed the sum of USD 6,500,000,000

16.    Authorize the Company to use electronic means             Mgmt          For                            For
       to convey information to his shareholders,
       including, but not limited to, sending and
       supplying documents are information to his
       shareholders by making them available on website




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701301943
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7771X109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Decrease Authorized Capital,Approve    Mgmt          Against                        Against
       Minor Revisions        Related to Class Revisions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932656816
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     APPROVAL OF AMENDMENTS TO EQUITY COMPENSATION             Mgmt          For                            For
       PLANS PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     APPROVAL OF PERFORMANCE STOCK OPTIONS PLEASE              Mgmt          Against                        Against
       READ THE RESOLUTION IN FULL IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.

05     AMENDMENT OF BYLAWS PLEASE READ THE RESOLUTION            Mgmt          For                            For
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932826615
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AMENDMENT AND RESTATEMENT OF SHAREHOLDERS RIGHTS          Mgmt          For                            For
       PLAN. PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     AMENDMENT OF ARTICLES: TWO FOR ONE DIVISION               Mgmt          For                            For
       OF COMMON SHARES. PLEASE READ THE RESOLUTION
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701187886
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-May-2007
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373632, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual financial           Mgmt          For                            For
       statements and the Group consolidated financial
       statements for the year 2006

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee

3.     Approve: to cancel 3,280,293 shares, acquired             Mgmt          For                            For
       within the scope of the repurchase program,
       and the corresponding reduction of the share
       capital of the Company from CHF 239,300,188
       by CHF 7,544,673.90 to CHF 231,755,514.10;
       to declare, as a result of a special audit
       report prepared in accordance with Article
       732 Paragraph 2 of the Swiss Code of obligations,
       that the claims by the creditors are fully
       covered notwithstanding the reduction of the
       share capital; and to amend Article 4 Paragraph
       1 of the Articles of Incorporation of Syngenta
       AG on completion of the capital reduction as
       specified

4.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2006 as follows: balance brought forward
       CHF 1,169,117,488; net income 2006 CHF 639,326,733;
       available earnings CHF 1,808,444,221; dividend
       CHF -161,221,227; balance to be carried forward
       CHF 1,647,222,994

5.     Approve: to reduce the Company s share capital            Mgmt          For                            For
       from CHF 231,755,514.10 by CHF 221,679,187.40
       to CHF 10,076,326.70 by the reduction of the
       nominal value of each of the remaining 100,763,267
       registered shares from CHF 2.30 by CHF 2.20
       to CHF 0.10 and to repay to the shareholders
       CHF 2.20 per share; to declare, as a result
       of a special audit report prepared in accordance
       with Article 732 Paragraph 2 of the Swiss Code
       of obligations that the claims by the creditors
       are fully covered notwithstanding the above
       reduction of the share capital; and to amend
       Article 4 Paragraph 1 of the Articles of Incorporation
       of Syngenta AG on completion of the capital
       reduction as specified

6.     Approve, subject to the legal completion of               Mgmt          For                            For
       the reduction of share capital by repayment
       of nominal value of shares in accordance with
       Resolution 5, to reduce the aggregated nominal
       value of shares required to have an item included
       in the agenda of a general meeting of shareholders,
       from at least CHF 200,000 to at least CHF 10,000
       by amending Article 12 Paragraph 1 of the Articles
       of Incorporation of Syngenta AG as specified

7.1    Re-elect Mr. Michael Pragnell as a Member of              Mgmt          For                            For
       the Board of Directors, for 3 years of term
       of office

7.2    Re-elect Mr. Jacques Vincent as a Member of               Mgmt          For                            For
       the Board of Directors, for 3 years of term
       of office

7.3    Re-elect Mr. Rupert Gasser as a Member of the             Mgmt          For                            For
       Board of Directors, for 2 years of term of
       office

8.     Re-elect Ernst & Young AG as the Auditors of              Mgmt          For                            For
       Syngenta AG and as the Group Auditors for the
       business year 2007




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701504246
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440959, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the annual           Mgmt          For                            For
       financial statements, the compensation report
       and the Group consolidated financial statements
       for the year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee

3.     Approve the reduction of share capital by cancellation    Mgmt          For                            For
       of repurchased shares

4.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2007 and dividend decision

5.     Approve a share repurchase program                        Mgmt          For                            For

6.A    Re-elect Mr. Martin Taylor to the Board of Directors      Mgmt          For                            For

6.B    Re-elect Mr. Peter Thompson to the Board of               Mgmt          For                            For
       Directors

6.C    Re-elect Mr. Rolf Watter to the Board of Directors        Mgmt          For                            For

6.D    Re-elect Mr. Felix A. Weber to the Board of               Mgmt          For                            For
       Directors

6.E    Elect Mr. Michael Mack to the Board of Directors          Mgmt          For                            For

7.     Ratify Ernst Young AG as the Auditors for fiscal          Mgmt          For                            For
       year 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701179726
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the report on the business year 2006              Non-Voting

2.     Approve Professor Dr. Pietro Re Gazzoni, University       Mgmt          For                            For
       Hospital Basel as a guest speaker

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2006

4.     Receive the report on dividend approved by the            Mgmt          For                            For
       Board of Directors

5.     Amend the Certificate of Incorporation: number            Mgmt          For                            For
       of Directors of the Board

6.     Elect the Board of Directors                              Mgmt          For                            For

7.     Ratify the selection of holding Company and               Mgmt          For                            For
       the Group Auditors for 2007

8.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  932671882
--------------------------------------------------------------------------------------------------------------------------
    Security:  874039100                                                             Meeting Type:  Annual
      Ticker:  TSM                                                                   Meeting Date:  07-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2006 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS.

02     TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF               Mgmt          For                            For
       2006 PROFITS.

03     TO APPROVE THE CAPITALIZATION OF 2006 DIVIDENDS,          Mgmt          For                            For
       2006 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS.

04     TO APPROVE REVISIONS TO THE ARTICLES OF INCORPORATION.    Mgmt          For                            For

05     TO APPROVE REVISIONS TO INTERNAL POLICIES AND             Mgmt          For                            For
       RULES AS FOLLOWS: (1) PROCEDURES FOR ACQUISITION
       OR DISPOSAL OF ASSETS; (2) POLICIES AND PROCEDURES
       FOR FINANCIAL DERIVATIVES TRANSACTIONS; (3)
       PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES;
       (4) PROCEDURES FOR ENDORSEMENT AND GUARANTEE;
       (5) RULES OF ELECTION OF DIRECTORS AND SUPERVISORS.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA S A                                                                              Agenda Number:  701508725
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements and of the Management
       Report of Telefonica, S.A. and its Consolidated
       Group of Companies, as well as of the proposed
       allocation of profits/lossed of Telefonica,
       S.A. and of the management of its Board of
       Directors, all with respect to the Fiscal Year
       2007.

II.1   Re-election of Mr. Jose Fernando de Almansa               Mgmt          For                            For
       Moreno-Barreda to the Board of Directors.

II.2   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Abril Perez to the Board of Directors.

II.3   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Francisco Javier de Paz Mancho to the Board
       of Directors.

II.4.  Ratification of the interim appointment of Ms.            Mgmt          For                            For
       Maria Eva Castillo Sanz to the Board of Directors.

II.5.  Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Luiz Fernando Furlan to the Board of Directors.

III.   Authorization to acquire the Company's own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Reduction of the share capital through the cancellation   Mgmt          For                            For
       of shares of treasury stock, excluding creditors'
       right to object, and amendment of the article
       of the By-Laws relating to the share capital.

V.     Appointment of the Auditors of the Company for            Mgmt          For                            For
       the Fiscal Year 2008.

VI.    Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA SA                                                                               Agenda Number:  701208325
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 365237 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements (Consolidated Annual Accounts)
       and of the Management Report of Telefonica,
       S.A. and its Consolidated Group of Companies,
       as well as of the proposed allocation of profits/losses
       of Telefonica, S.A. and of the management of
       its Board of Directors, all with respect to
       the Fiscal Year 2006.

II.1   Re-election of Mr. Cesar Alierta Izuel.                   Mgmt          For                            For

II.2   Re-election of Mr. Maximino Carpio Garcia.                Mgmt          For                            For

II.3   Re-election of Mr. Gonzalo Hinojosa FernAndez             Mgmt          For                            For
       de Angulo.

II.4   Re-election of Mr. Pablo Isla Alvarez de Tejera.          Mgmt          For                            For

II.5   Re-election of Mr. Enrique Used Aznar.                    Mgmt          For                            For

II.6   Re-election of Mr. Gregorio Villalabeitia Galarraga.      Mgmt          For                            For

II.7   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Alvarez-Pallete Lopez.

III.   Authorization to acquire the Company s own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue debentures, bonds, notes and
       other fixed-income securities, be they simple,
       exchangeable and/or convertible, with an allocation
       in the last case of the power to exclude the
       pre-emptive rights of shareholders and holders
       of convertible securities, the power to issue
       preferred shares, and the power to guarantee
       the issuances of subsidiaries.

V.     Reduction in share capital by means of the repurchase     Mgmt          For                            For
       of the Company s own shares, with the exclusion
       of creditors  right to challenge the repurchase,
       and revising the text of the article of the
       By-Laws relating to share capital.

VI.1   Amendments regarding the General Shareholders             Mgmt          For                            For
       Meeting: amendment of Article 14 (Powers of
       the shareholders acting at a General Shareholder
       Meeting); Amendment of paragraphs 1 and 3
       of Article 15 (Ordinary and Extraordinary Shareholders
       Meeting); amendment of paragraph 1 of and
       addition of paragraph 4 to Article 16 (Call
       to the General Shareholders  Meeting); amendment
       of Article 18 (Shareholders  Right to Receive
       Information); amendment of Article 19 (Chairmanship
       of the Meeting and Preparation of the Attendance
       Roll); and amendment of paragraph 2 of Article
       20 (Deliberations and Voting).

VI.2   Amendments regarding proxy-granting and voting            Mgmt          For                            For
       by means of long-distance communication and
       remote attendance at the Meeting: amendment
       of Article 17 (Right to attend); insertion
       of a new Article 17 bis (Remote attendance
       by electronic or data transmission means);
       and insertion of a new Article 20 bis (Casting
       of votes from a distance prior to the Meeting).

VI.3   Amendments regarding the Board of Directors:              Mgmt          For                            For
       elimination of paragraph 4 of Article 24 (Composition
       and Appointment of the Board of Directors);
       amendment of paragraph 2 of Article 25 (Requirements
       for appointment as Director); amendment of
       Article 27 (Meetings, quorum and adoption of
       resolutions by the Board); amendment of Article
       30 (Powers of the Board of Directors); and
       amendment of Article 31 bis (Audit and Control
       Committee).

VII.1  Amendment of Article 5 (Powers of the shareholders        Mgmt          For                            For
       at the General Shareholders  Meeting).

VII.2  Amendments relating to the call to and preparation        Mgmt          For                            For
       of the General Shareholders  Meeting: amendment
       of paragraph 2 of Article 7 (Power and obligation
       to call to meeting); insertion of a new sub-section
       3 in Article 8 (Publication and notice of the
       call to meeting); amendment of sub-section
       2 of Article 9 (Information available to the
       shareholders from publication of the notice
       of the call to meeting); amendment of sub-section
       3 of Article 10 (Right to receive information).

VII.3  Amendments relating to proxy-granting and voting          Mgmt          For                            For
       by means of long-distance communication and
       remote attendance at the Meeting: amendment
       of sub-section 1 and insertion of new sub-sections
       5 through 7 of Article 13 (Proxy-granting and
       representation); amendment of sub-section 6
       of Article 15 (Preparation of the Attendance
       Roll); insertion of a new Article 17 bis (Remote
       attendance by electronic or data transmission
       means); and insertion of a new Article 20 bis
       (Casting of votes from a distance prior to
       the Meeting).

VII.4  Other amendments: amendment of Article 21 (Voting         Mgmt          For                            For
       on the proposed resolutions) and amendment
       of Article 24 (Continuation).

VIII.  Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders
       Meeting.

       PLEASE NOTE THAT THIS ADDITIONAL INFORMATION              Non-Voting
       IS DIRECTED TO INVESTORS: PLEASE BE ADVISED
       THAT ADDITIONAL INFORMATION CONCERNING TELEF
       NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.telefonica.es/investors/

       PLEASE NOTE THAT THIS ADDITIONAL INFORMATION              Non-Voting
       IS DIRECTED TO CUSTDIAN BANKS: PLEASE BE ADVISED
       THAT ADDITIONAL INFORMATION CONCERNING  TELEF
       NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.telefonica.es/investors/

       PLEASE NOTE THAT THIS IS A REVISION DUE TO THE            Non-Voting
       MEETING BEING REVISED AS AN ISSUER PAY MEETING
       AND ADDITIONAL COMMENTS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS.THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC                                                                                   Agenda Number:  701272534
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 24 FEB 2007

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the FYE 24 FEB 2007

3.     Declare a final Dividend of 6.83 pence per share          Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. E. Mervyn Davies as a Director               Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Ken Hydon as a Director                      Mgmt          For                            For

7.     Re-elect Mr. David Potts as a Director                    Mgmt          For                            For

8.     Re-elect Mr. David Reid as a Director                     Mgmt          For                            For

9.     Elect Ms. Lucy Neville-Rolfe as Director                  Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

11.    Approve the remuneration of PricewaterhouseCoopers        Mgmt          For                            For
       LLP be determined by the Directors

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 (the Act),
       to allot relevant securities aas defined in
       Section 80(2) of the Acta of the Company up
       to an aggregate nominal amount of GBP 130.8
       million awhich is equal to approximately 33%
       of the current issued share capital of the
       Companya aAuthority expires the earlier of
       the next AGM of the Company or 29 JUN 2012a;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Act to allot equity securities, for
       cash pursuant to the authority given to the
       Directors, for the purposes of Section 80 of
       the Act, disapplying the statutory pre-emption
       rights aSection 89(1)a, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.8 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; aAuthority expires
       at the earlier of the conclusion of the Company
       s next AGM or 15 months from the date of the
       passing of this resolutiona; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       aSection 163(3) of the Acta of maximum number
       of ordinary shares up to 793.4 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date and the higher
       of the last independent trade and the highest
       current independent bid on the London Stock
       Exchange Daily Official List; aAuthority expires
       the earlier of the conclusion of the AGM of
       the Company or 18 monthsa; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company: a) to make donations               Mgmt          For                            For
       to European Union (EU) political organizations
       not exceeding a total of GBP 100,000; and b)
       to incur EU political expenditure not exceeding
       a total of GBP 100,000; aAuthority expires
       the earlier of the conclusion of the Company
       s next AGM or 15 months from the date of the
       passing of this resolution provided that the
       donations and expenditure together during the
       period do not exceed GBP 100,000a

16.    Authorize Tesco Stores Limited: a) to make donations      Mgmt          For                            For
       to European Union (EU) political organizations
       not exceeding a total of GBP 100,000; and b)
       to incur EU political expenditure not exceeding
       a total of GBP 100,000; aAuthority expires
       the earlier of the conclusion of the Company
       s next AGM or 15 monthsa

S.17   Approve the regulation produced to the meeting            Mgmt          For                            For
       and signed, for the purpose of identification,
       by the Chairman of meeting; adopt the Articles
       of Association of the Company as specified

18.    Approve and adopt the Rules of the Tesco Plc              Mgmt          For                            For
       Group New Business Incentive Plan 2007 as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the Group New Business Incentive Plan
       into effect

19.    Approve and adopt the Rules of the Tesco Plc              Mgmt          For                            For
       US Long- term Incentive Plan 2007 as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the US LTIP into effect

20.    Amend the Rules of the Tesco Plc Performance              Mgmt          For                            For
       Share Plan 2004 in order to remove the requirement
       for participants to retain shares subject to
       an award which have vested for a further 12
       months as specified vesting date

21.    Approve and adopt the rules of the Executive              Mgmt          For                            For
       Incentive Plan for US participants as specified
       and authorizes the Directors of the Company
       to do all things necessary or expedient to
       carry the Executive Incentive Plan into effect

22.    Approve and adopt the rules of the International          Mgmt          For                            For
       Bonus Plan for US Participants as specified
       and authorize the Directors of the Company
       to do all things necessary or expedient to
       carry the International Bonus Plan into effect

23.    Approve the conscious that the Company s annual           Shr           Against                        For
       review for 2005 states that the Company offers
       a  market-leading package of pay and benefits
       and that its core values include  Treating
       our partners as we like to be treated  and
       seeking  to uphold labour standards in the
       supply chain ; acknowledging the report published
       in DEC 2006 by the development Charity War
       on want and entitled  Fashion Victims: the
       true cost of cheap clothes at Primark, Asda
       and Tesco  that the Company, amount other United
       Kingdom Corporate retailer, sells clothing
       cheaply because its workers in garment factories
       in the developing world are paid substantially
       less than a living wage and need to work exceptionally
       long hours; and regretting that the Company
       s third party audits have failed to register
       such unacceptable working conditions which
       contravene the Company s values: resolves that
       the Company takes appropriate measures, to
       be independently audited, to ensure that workers
       un the supplier factories are guaranteed decent
       working conditions, a living wage, job security,
       freedom of association and of collective bargaining
       including, where available, the right to join
       a trade union of their choice




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC, CHESHUNT                                                                         Agenda Number:  701645965
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 490252. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 23 FEB 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 23 FEB 2008

3.     Declare a final Dividend of 7.7 pence per share           Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. Charles Allen as a Director                  Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Rodney Chase as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Karen Cook as a Director                     Mgmt          For                            For

8.     Re-elect Sir Terry Leahy as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Tim Mason as a Director                      Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Approve to determine the remuneration of PricewaterhouseCoopersMgmt          For                            For
       LLP by the Directors

12.    Authorize the Director, in accordance with Section        Mgmt          For                            For
       80 of the Companies Act 1985 (the Act), to
       allot relevant securities [as defined in Section
       80(2) of the Act] of the Company up to an aggregate
       nominal amount of GBP 130.8 million [which
       is equal to approximately 33% of the current
       issued share capital of the Company] [Authority
       expires on 27 JUN 2013]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       on the passing of Resolution 12 pursuant to
       Section 95 of the Act to allot equity securities,
       for cash pursuant to the authority given to
       the Directors, for the purposes of Section
       80 of the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.6 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; [Authority expires
       the earlier of the conclusion of the Company's
       next AGM or 15 months from the date of the
       passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of maximum number
       of ordinary shares up to 784.8 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date; and the amount
       stipulated by article 5(1) of the Buy-back
       and stabilization regulation 2003; and [Authority
       expires the earlier of the close next AGM of
       the Company or 15 months from the date of this
       resolution is passed]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company and all Companies, in               Mgmt          For                            For
       accordance with Section 366 of the New Act,
       that are its subsidiaries at anytime during
       the period for which this resolution: [a] make
       donations to political parties and / or independent
       election candidates, not exceeding GBP 100,000
       in total; [b] make political donations to political
       organizations, other than political parties,
       not exceeding GBP 100,000 in total; [c] incur
       political expenditure not exceeding GBP 100,000
       in total, during the period beginning with
       the date of the passing of this resolution
       and ending on the date of the Company's next
       AGM; for the purpose of this resolution the
       terms political donations, political expenditure,
       independent election candidates, political
       parties and political organization shall have
       the meaning given by part 14 of the New Act

S.16   Adopt, with immediate effect, the Articles of             Mgmt          For                            For
       Association of the Company, in substitution
       for, and to the exclusion of the existing Articles
       of Association of the Company; subject to the
       passing of Resolution 16(a) and with effect
       from 00.01am on 01 OCT 2008 or such later time
       at which Section 175 of the New Act shall be
       brought into force, the New Articles of Association
       of the Company adopted pursuant to Resolution
       16(a) by the deletion of Article 91 and the
       insertion of New Articles 91 and 92, and the
       remaining Articles be numbered and the deletion
       of Article 99 and the insertion of New Article
       100, as specified

S.17   Approve the Company's Animal Welfare Policy               Shr           Against                        For
       endorses the Five Freedoms concept proposed
       by the Farm Animal Welfare Council [FAWC],
       being: 1) Freedom from Hunger and Thirst; 2)
       Freedom from Discomfort; 3) Freedom from Pain,
       injury or Disease; 4) Freedom to Express Normal
       Behaviour; 5) Freedom from Fear and Distress;
       and acknowledge the study published in FEB
       2008 by Knowles, TG et al and funded by the
       UK Department of Environment, Food and Rural
       Affairs, entitled Leg Disorders in Broiler
       Chickens: Prevalence, Risk Factors and Prevention
       and noting that the Company's order, stock
       and sale of standard intensive broiler chickens
       endorses and/or contributes to an average of
       27.6% of birds having poor locomotion and 3.3%
       being almost unable to walk at an average age
       of 40 days notwithstanding a culling process;
       the Company sets a commitment within a fair
       time frame to take appropriate measures to
       ensure that chickens purchased for sale by
       the Company are produced in systems capable
       of providing the Five Freedoms




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932581348
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Special
      Ticker:  TEVA                                                                  Meeting Date:  05-Oct-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE REMUNERATION OF MR. ELI HURVITZ            Mgmt          For                            For
       IN HIS CAPACITY AS CHAIRMAN OF THE BOARD OF
       TEVA, IN AN AMOUNT OF THE NIS EQUIVALENT OF
       $300,000 PER ANNUM PLUS VAT, TO BE ADJUSTED
       BY THE INCREASE OF THE ISRAELI CONSUMER PRICE
       INDEX, TOGETHER WITH AN OFFICE AND SECRETARIAL
       AND CAR SERVICES. SUCH REMUNERATION IS TO BE
       EFFECTIVE AS OF JULY 3, 2006.

02     TO APPROVE THE REMUNERATION OF DR. PHILLIP FROST          Mgmt          For                            For
       IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD
       OF TEVA AND CHAIRMAN OF THE BOARD S SCIENCE
       AND TECHNOLOGY COMMITTEE, IN AN AMOUNT OF THE
       NIS EQUIVALENT OF $275,000 PER ANNUM PLUS VAT,
       TO BE ADJUSTED BY THE INCREASE OF THE ISRAELI
       CONSUMER PRICE INDEX. SUCH REMUNERATION IS
       TO BE EFFECTIVE AS OF JULY 3, 2006.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMIT                                                        Agenda Number:  932745081
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  17-Jul-2007
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION         Mgmt          For                            For
       THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER
       31, 2006, WHICH WAS PAID IN FOUR INSTALLMENTS
       AND AGGREGATED NIS 1.36 (APPROXIMATELY US$0.31)
       PER ORDINARY SHARE (OR ADR), BE DECLARED FINAL.

3A     TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.                  Mgmt          Against                        Against

3B     TO ELECT PROF. ROGER D. KORNBERG AS A DIRECTOR            Mgmt          For                            For

3C     TO ELECT PROF. MOSHE MANY AS A DIRECTOR.                  Mgmt          For                            For

3D     TO ELECT DAN PROPPER AS A DIRECTOR.                       Mgmt          For                            For

04     TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS'       Mgmt          For                            For
       LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS
       OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS
       FULLY DESCRIBED IN THE PROXY STATEMENT.

05     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF             Mgmt          For                            For
       PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM UNTIL THE 2008 ANNUAL MEETING
       OF SHAREHOLDERS AND TO AUTHORIZE THE AUDIT
       COMMITTEE TO DETERMINE THEIR COMPENSATION AND
       THE BOARD OF DIRECTORS TO RATIFY SUCH DETERMINATION.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  932918836
--------------------------------------------------------------------------------------------------------------------------
    Security:  881624209                                                             Meeting Type:  Annual
      Ticker:  TEVA                                                                  Meeting Date:  29-Jun-2008
        ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED         Mgmt          For                            For
       BALANCE SHEET AND CONSOLIDATED STATEMENTS OF
       INCOME FOR THE YEAR THEN ENDED.

02     APPROVE BOARDS' RECOMMENDATION THAT CASH DIVIDEND         Mgmt          For                            For
       FOR THE YEAR ENDED DECEMBER 31, 2007, WHICH
       WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED
       NIS 1.60 PER ORDINARY SHARE, BE DECLARED FINAL.

3A     TO ELECT ELI HURVITZ AS A DIRECTOR FOR A THREE-YEAR       Mgmt          For                            For
       TERM

3B     TO ELECT RUTH CHESHIN AS A DIRECTOR FOR A THREE-YEAR      Mgmt          For                            For
       TERM.

3C     TO ELECT HAROLD SNYDER AS A DIRECTOR FOR A THREE-YEAR     Mgmt          For                            For
       TERM.

3D     TO ELECT JOSEPH (YOSI) NITZANI AS DIRECTOR FOR            Mgmt          For                            For
       THREE-YEAR TERM.

3E     TO ELECT ORY SLONIM AS A DIRECTOR FOR A THREE-YEAR        Mgmt          For                            For
       TERM.

04     TO APPOINT DR. LEORA (RUBIN) MERIDOR AS A STATUTORY       Mgmt          For                            For
       INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM
       OF THREE YEARS.

05     APPROVE PURCHASE OF LIABILITY INSURANCE FOR               Mgmt          For                            For
       DIRECTORS, OFFICERS OF THE COMPANY AND ITS
       SUBSIDIARIES.

06     TO APPROVE AN INCREASE IN THE PER MEETING CASH            Mgmt          For                            For
       REMUNERATION PAID TO THE DIRECTORS TO NIS 7,226
       AND IN CERTAIN CASES, NIS 10,839.

07     APPROVE 2008 EMPLOYEE STOCK PURCHASE PLAN FOR             Mgmt          For                            For
       U.S. EMPLOYEES.

08     TO APPROVE KESSELMAN & KESSELMAN, AS INDEPENDENT          Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM AND TO DETERMINE
       THEIR COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701603474
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89752117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

2.1    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.2    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.3    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.4    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.5    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.6    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.7    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.8    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.9    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.10   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.11   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.12   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.13   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

3.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

4.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

5.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

6.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

7.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

8.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 TOTAL S.A.                                                                                  Agenda Number:  932691769
--------------------------------------------------------------------------------------------------------------------------
    Security:  89151E109                                                             Meeting Type:  Annual
      Ticker:  TOT                                                                   Meeting Date:  11-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS           Mgmt          For                            For

O2     APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS             Mgmt          For                            For

O3     ALLOCATION OF EARNINGS, DECLARATION OF DIVIDEND           Mgmt          For                            For

O4     AGREEMENTS COVERED BY ARTICLE L. 225-38 OF THE            Mgmt          For                            For
       FRENCH COMMERCIAL CODE

O5     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO               Mgmt          For                            For
       TRADE SHARES OF THE COMPANY

O6     RENEWAL OF THE APPOINTMENT OF MR. THIERRY DESMAREST       Mgmt          Against                        Against
       AS A DIRECTOR

O7     RENEWAL OF THE APPOINTMENT OF MR. THIERRY DE              Mgmt          Against                        Against
       RUDDER AS A DIRECTOR

O8     RENEWAL OF THE APPOINTMENT OF MR. SERGE TCHURUK           Mgmt          Against                        Against
       AS A DIRECTOR

O9     APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        Against
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O10    APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        For
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O11    APPOINTMENT OF A DIRECTOR REPRESENTING EMPLOYEE           Mgmt          Against                        For
       SHAREHOLDERS IN APPLICATION OF ARTICLE 11 OF
       THE ARTICLES OF ASSOCIATION

O12    DETERMINATION OF THE TOTAL AMOUNT OF DIRECTORS            Mgmt          For                            For
       COMPENSATION

E13    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO CAPITAL WHILE MAINTAINING SHAREHOLDERS PREFERENTIAL
       SUBSCRIPTION RIGHTS

E14    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          Against                        Against
       OF DIRECTORS TO INCREASE CAPITAL BY ISSUING
       COMMON SHARES OR ANY SECURITIES PROVIDING ACCESS
       TO CAPITAL WITHOUT PREFERENTIAL SUBSCRIPTION
       RIGHTS

E15    DELEGATION OF AUTHORITY GRANTED TO THE BOARD              Mgmt          For                            For
       OF DIRECTORS TO INCREASE CAPITAL UNDER THE
       CONDITIONS PROVIDED FOR IN ARTICLE 443-5 OF
       THE FRENCH LABOR CODE

E16    AUTHORIZATION TO GRANT SUBSCRIPTION OR PURCHASE           Mgmt          For                            For
       OPTIONS FOR THE COMPANY S STOCK TO CERTAIN
       EMPLOYEES OF THE GROUP AS WELL AS TO THE MANAGEMENT
       OF THE COMPANY OR OF OTHER GROUP COMPANIES

E17    AUTHORIZATION TO BE GRANTED TO THE BOARD OF               Mgmt          For                            For
       DIRECTORS TO REDUCE CAPITAL BY CANCELING SHARES

E18    AMENDMENT OF ARTICLE 13, PARAGRAPH 2, OF THE              Mgmt          For                            For
       COMPANY S ARTICLES OF ASSOCIATION WITH REGARD
       TO THE METHODS THAT MAY BE USED TO PARTICIPATE
       IN BOARD OF DIRECTORS  MEETINGS

E19    AMENDMENT OF ARTICLE 17-2 OF THE COMPANY S ARTICLES       Mgmt          For                            For
       OF ASSOCIATION TO TAKE INTO ACCOUNT NEW RULES
       FROM THE DECREE OF DECEMBER 11, 2006 RELATING
       TO THE COMPANY S BOOK-BASED SYSTEM FOR RECORDING
       SHARES FOR SHAREHOLDERS WISHING TO PARTICIPATE
       IN ANY FORM WHATSOEVER IN A GENERAL MEETING
       OF THE COMPANY

E20    AMENDMENT OF ARTICLE 17-2 OF THE COMPANY S ARTICLES       Mgmt          For                            For
       OF ASSOCIATION TO TAKE INTO ACCOUNT RULES RELATING
       TO ELECTRONIC SIGNATURES IN THE EVENT OF A
       VOTE CAST VIA TELECOMMUNICATION

A      NEW PROCEDURE TO NOMINATE THE EMPLOYEE-SHAREHOLDER        Mgmt          For
       DIRECTOR

B      AUTHORIZATION TO GRANT RESTRICTED SHARES OF               Mgmt          For
       THE COMPANY TO GROUP EMPLOYEES

C      AMENDMENT OF ARTICLE 18, PARAGRAPH 7 OF THE               Mgmt          For
       COMPANY S ARTICLES OF ASSOCIATION IN VIEW OF
       DELETING THE STATUTORY CLAUSE LIMITING VOTING
       RIGHTS




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MORTOR CORPORATION                                                                   Agenda Number:  701287838
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92676113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Authorize Use of Stock Options                            Mgmt          For                            For

6      Approve Purchase of Own Shares                            Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

8      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701616027
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92676113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Approve Purchase of Own Shares                            Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701175297
--------------------------------------------------------------------------------------------------------------------------
    Security:  H89231338                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2007
        ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 332438, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the Group and Parent           Mgmt          For                            For
       Company accounts for FY 2006, reports of the
       Group and the Statutory Auditors

2.     Approve the appropriation of retained earnings            Mgmt          For                            For
       and dividend for FY 2006

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Group Executive Board

4.1.1  Re-elect Mr. Stephan Haeringer as a Board Member          Mgmt          For                            For

4.1.2  Re-elect Mr. Helmut Panke as a Board Member               Mgmt          For                            For

4.1.3  Re-elect Mr. Peter Spuhler as a Board Member              Mgmt          For                            For

4.2.   Elect Mr. Sergio Marchionne as a new Board Member         Mgmt          For                            For

4.3    Elect the Group and Statutory Auditors                    Mgmt          For                            For

5.1    Approve the cancellation of shares repurchased            Mgmt          For                            For
       under the 2006/2007 Share Buyback Program and
       amend Article 4 Paragraph 1 of the Articles
       of Association as specified

5.2    Approve a new Share Buyback Program for 2007-2010         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701279855
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Jul-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUL 2007 AT 18:30 [AND A THIRD CALL ON 30
       JUL 2007] AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Appoint 1 Director                                        Mgmt          For                            For

E.1    Approve the merger project for incorporation              Mgmt          For                            For
       of Capitalia SPA into Unicredit SPA as per
       Article 2501, Civil Code and consequent amendments
       to the By-Laws

E.2    Grant authority to dispose of some own shares             Mgmt          For                            For
       in favor of No. 425.000 rights of purchase
       to be assigned to the Directors, not belonging
       to capitalia , replacing some rights not yet
       allotted previously and amending the resolutions
       approved by the shareholders meeting of 16
       DEC 2006

E.3    Amend the Articles 27, 28 and 32 of the By-Laws           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701506454
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 08 MAY 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       to gether with Board of Directors and the auditing
       Company report Board of Auditors report presentation
       of consolidated balance sheet

O.2    Approve the profits allocation                            Mgmt          For                            For

O.3    Approve the Long Term Incentive Plan 2008 for             Mgmt          For                            For
       the Top Management of the Group Unicredit

O.4    Approve the Shareholding Plan for all Unicredit           Mgmt          For                            For
       Group Employees

O.5    Appoint the Directors                                     Mgmt          For                            For

O.6    Approve the determine the emoluments to the               Mgmt          For                            For
       Member of the Board of Directors

O.7    Amend the Articles 1, 2, 8, 9, 18, 19 and 20              Mgmt          For                            For
       of Unicredit Group Meeting regulations

O.8    Approve the emoluments for saving the shareholders        Mgmt          For                            For
       common representative

O.9    Authorize the current activites as per the Article        Mgmt          For                            For
       2390 of the civil code

E.1    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on 1 or more occasions
       for a maximum period of 1 year starting from
       the date of the shareholders resolution, a
       corporate capital increase, with no option
       right, of max EUR 61,090,250 corresponding
       to up to 122,180,500 unicredit ordinary shares
       with NV EUR 0.50 each, reserved to the Management
       of the holding and of group banks and Companies
       who hold position s of particular importance
       for the purposes of achieving the groups overall
       objectives consequent amendments to the Articles
       of Association

E.2    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on one or more occasions
       for a maximum period of 5 years starting from
       the date of the shareholders resolution, a
       free corporate capital increase, of maxeur
       12,439,750 corresponding to up to 24,879,500
       unicredit ordinary shares with NV EUR 0.50
       each, reserved to the Management of the holding
       and of group banks and companies who hold positions
       of particular importance for the purposes of
       achieving the groups overall objectives consequent
       amendments to the Articles of Association

E.3    Approve the repeal of the Section [vi] [of the            Mgmt          For                            For
       Executive Committee] and of the Articles 27,
       28, 29, 30, 31, 32 of the Corporate By Laws
       and related renumbering of the following Sections
       and the Articles amendment of the Articles
       1, 2, 4, 5, 6, 8, 9, 17, 21, 22, 23, 26, 27,
       28, 29 [as renumbered after the elimination
       of the Articles 27, 28, 29, 30, 31, 32] of
       the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 UNICREDITO ITALIANO SPA, GENOVA                                                             Agenda Number:  701183484
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THE MEETING HELD ON 30 APR               Non-Voting
       2007 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 10 MAY 2007. RECORD
       DATE CHANGED FROM 26 APR TO 07 MAY 2007. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 02 MAY 2007.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the extension of the appointment of               Mgmt          For                            For
       KPMG S.P.A. for the accounting audit of the
       Company s financial statement, consolidated
       financial statement, the half year report and
       the intermediate consolidated financial statement

O.2    Receive the financial statements as at 31 DEC             Mgmt          For                            For
       2006, accompanied by reports by the Director
       and the Auditing Company, report by the Board
       of Statutory Auditors and the consolidated
       financial statement

O.3    Approve the allocation of net profit for the              Mgmt          For                            For
       year

O.4    Approve the number of the Directors                       Mgmt          For                            For

O.5    Authorize the Board of Directors to reallocate            Mgmt          Against                        Against
       the remuneration already resolved on by the
       shareholders meeting in favor of the Members
       of both the Executive and the Audit Committee
       in the event of a reorganization of the Board
       Committees

O.6    Appoint the Board of the Statutory Auditors,              Mgmt          For                            For
       of its Chairman and the substitute Directors

O.7    Approve the remuneration due to the Board of              Mgmt          For                            For
       Statutory Auditors

O.8    Approve the Unicredit Group Long Term Incentive           Mgmt          For                            For
       Plan 2007

E.1    Authorize the Board of Directors to resolve               Mgmt          For                            For
       a cash capital increase of a maximum nominal
       value of EURO 525,000,000

E.2    Authorize the Board of Directors to resolve,              Mgmt          For                            For
       to increase share capital, with the exclusion
       of subscription rights

E.3    Authorize the Board of Directors to resolve               Mgmt          For                            For
       to carry out a free capital increase

E.4    Amend some clauses of Articles of Association             Mgmt          For                            For
       and insertion of a new Section XII and a new
       Clause 40




--------------------------------------------------------------------------------------------------------------------------
 VESTAS WIND SYSTEMS A/S, RANDERS                                                            Agenda Number:  701487907
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9773J128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  DK0010268606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report from the Board of Directors            Non-Voting
       on the Company's activities during the past
       year

2.     Adopt the annual report                                   Mgmt          For                            For

3.     Approve to apply annual report of DKK 275m as             Mgmt          For                            For
       follows: transfer to reserve for the revaluation
       according to the equity method-DKK 287m; dividend-DKK
       0m and retained earnings DKK-(12)m

4.1    Re-elect Mr. Bent Erik Carlsen as a Member of             Mgmt          For                            For
       the Board of Directors

4.2    Elect Mr. Torsten Erik Rasmussen as a Member              Mgmt          For                            For
       of the Board of Directors

4.3    Elect Mr. Arne Pedersen as a Member of the Board          Mgmt          For                            For
       of Directors

4.4    Elect Mr. Freddy Frandsen as a Member of the              Mgmt          For                            For
       Board of Directors

4.5    Elect Mr. Jorgen Huno Rasmussen as a Member               Mgmt          For                            For
       of the Board of Directors

4.6    Elect Mr. Jorn Ankaer Thomsen as a Member of              Mgmt          For                            For
       the Board of Directors

4.7    Elect Mr. Kurt Anker Nielsen as a Members of              Mgmt          For                            For
       the Board of Directors

5.     Elect PricewaterhouseCoopers, Statsautoriseret            Mgmt          For                            For
       Revisionsaktieselskab and KPMG Statsautoriseret
       Revisionspartnerskab as the Auditors of the
       Company

6.     Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire treasury shares up to a total
       nominal value of 10% of the value of the Company's
       share capital at the time in the question,
       cf. Article 48 of the Danish Public Companies
       Act, in the period up until the next AGM; the
       payment for the shares must not deviate more
       than 10% from the closing price quoted at the
       OMX Nordic Exchange Copenhagen at the time
       of acquisition

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701216346
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9540Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2007
        ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 763,568,623.09 as follows: payment
       of a dividend of EUR 2 plus a bonus of EUR
       0.50 per entitled share EUR 315,000,000 shall
       be allocated to the other revenue reserves
       EUR 324,373,665.59 shall be carried forward
       ex-dividend and payable date: 30 MAY 2007

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand Gesellschaft AG, Munich

6.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly-owned subsidiary
       Wacker Biotech GMBH, effective retroactively
       from 01 JAN 2007 until at least 31 DEC 2011

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       28 NOV 2008; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, a nd to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701509878
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9540Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,092,933,151.38 as follows:
       payment of a dividend of EUR 2.25 plus a special
       dividend of EUR 0.75 per no-par share EUR 617,000,000
       shall be allocated to the revenue reserves
       EUR 326,899,202.38 shall be carried forward
       ex-dividend and payable date: 09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       : KPMG Deutsche Treuha Nd-Gesellschaft AG,
       Munich

6.a    Elect Mr. Matthias Biebl to the Supervisory               Mgmt          Against                        Against
       Board

6.b    Elect Dr. Werner Biebl to the Supervisory Board           Mgmt          Against                        Against

6.c    Elect Mr. Franz-Josef Kortuem to the Supervisory          Mgmt          For                            For
       Board

6.d    Elect Dr. Thomas Struengmann to the Supervisory           Mgmt          For                            For
       Board

6.e    Elect Dr. Bernd Voss to the Supervisory Board             Mgmt          For                            For

6.f    Elect Dr. Peter-Alexander Wacker to the Supervisory       Mgmt          Against                        Against
       Board

6.g    Elect Dr. Susanne Weiss to the Supervisory Board          Mgmt          Against                        Against

6.h    Elect Prof. Dr. Ernst-Ludwig Winnacker to the             Mgmt          For                            For
       Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       07 NOV 2009; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the corresponding
       amendment to the Articles of Association Members
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 25,000




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO, S.A.B. DE C.V.                                                          Agenda Number:  932634315
--------------------------------------------------------------------------------------------------------------------------
    Security:  93114W107                                                             Meeting Type:  Annual
      Ticker:  WMMVY                                                                 Meeting Date:  06-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT BY THE CHAIRMAN OF THE BOARD OF DIRECTORS.         Mgmt          For

02     AUDIT COMMITTEE REPORT.                                   Mgmt          For

03     APPROVAL OF THE FINANCIAL STATEMENTS CORRESPONDING        Mgmt          For
       TO THE PERIOD COMMENCING ON JANUARY 1ST AND
       ENDING DECEMBER 31, 2006.

04     REPORT ON THE SITUATION FOR THE FUND OF REPURCHASE        Mgmt          For
       OF SHARES.

05     APPROVAL OF THE PROJECT TO CANCEL 158,368,900             Mgmt          For
       SHARES THAT ARE CURRENTLY TREASURY SHARES FROM
       THE REPURCHASING OF SHARES

06     APPROVAL OF THE PROJECT FOR RESULT DISTRIBUTION.          Mgmt          For

07     APPROVAL OF THE PROJECT TO GRANT A DIVIDEND.              Mgmt          For
       AT THE STOCKHOLDERS CHOICE BE PAID IN CASH

08     APPROVAL OF THE PROJECT TO INCREASE THE VARIABLE          Mgmt          For
       CAPITAL, BY THE ISSUANCE OF UP TO 109,234,586
       COMMON, ORDINARY SHARES

09     APPROVAL OF THE REPORT ON TAX OBLIGATIONS.                Mgmt          For

10     REPORT OF THE EMPLOYEE STOCK OPTION PLAN.                 Mgmt          For

11     REPORT OF THE FUNDACION WAL-MART DE MEXICO.               Mgmt          For

12     RATIFICATION OF THE BOARD S ACTS FOR THE PERIOD           Mgmt          For
       STARTING ON JANUARY 1, AND ENDING DECEMBER
       31, 2006.

13     APPOINTMENT OR RATIFICATION OF MEMBERS OF THE             Mgmt          For
       BOARD OF DIRECTORS.

14     APPOINTMENT OR RATIFICATION OF CHAIRMEN OF THE            Mgmt          For
       AUDIT AND CORPORATE GOVERNANCE COMMITTEES.

15     APPROVAL OF THE MINUTES FOR THE SHAREHOLDERS              Mgmt          For
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WELLSTREAM HOLDINGS PLC, NEWCASTLE UPON TYNE                                                Agenda Number:  701547309
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9529Y101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GB00B1VWM162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2007 together with the Directors
       reports, the Director remuneration report and
       the auditors report on those accounts and on
       the auditable part of the Director remuneration
       report

2.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       of the Company at which accounts are laid and
       authorize the Directors to fix their remuneration

3.     Elect Mr. Neil Gaskell as a Director of the               Mgmt          For                            For
       Company

4.     Elect Mr. Christopher Gill as a Director of               Mgmt          For                            For
       the Company

5.     Elect Mr. Francisco Gros as a Director of the             Mgmt          For                            For
       Company

6.     Elect Mr. Patrick Murray as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Christopher Braithwaite as a Director        Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Gordon Chapman as a Director of              Mgmt          For                            For
       the Company

9.     Re-elect Sir. Graham Hearne as a Director of              Mgmt          For                            For
       the Company

10.    Re-elect Mr. John Kennedy as a Director of the            Mgmt          For                            For
       Company

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 331,900; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       as if the authority conferred by this resolution
       has not expired

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 12, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2) of the
       Act] for cash, pursuant to the general authority
       under the Section 89[1] of the Act conferred
       on the Directors by Resolution 12, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power shall be limited to
       the allotment of equity securities in connection
       with a rights issue, up to an aggregate nominal
       amount of GBP 49,789.88; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009 and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; this power applies
       to in relation to sale of shares which is an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if in this resolution
       the words 'pursuant to the authority under
       section 80 of the Act conferred on the Directors
       by resolution 12' were omitted

S.14   Authorize the Company, to make 1 or more market           Mgmt          For                            For
       purchases [Section 163 [3] of up to 9,957,975
       ordinary shares at a minimum price GBP 0.01
       each per ordinary shares and the maximum aggregate
       number of ordinary shares to be purchased is
       9,957,975 [10% of the share capital] and the
       maximum share not more than 5% above the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company after the passing of
       the resolution or if earlier, 20 AUG 2009];
       and the Company may make contract or contracts
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.15   Adopt the Article of Association produced to              Mgmt          For                            For
       the meeting and initialed by the chairman for
       the purposes of identification as adopted as
       the new Article of Association of the Company
       in substitution for and to the exclusion of
       all existing Article of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701169181
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.A    Re-elect Mr. Charles Barrington Goode as a Director       Mgmt          For                            For

2.B    Elect Mr. Jakob Stausholm as a Director                   Mgmt          For                            For

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration to be paid to all Non-Executive
       Directors in any FY by AUD 0.7 million, from
       AUD 2.3 million to AUD 3.0 million, this increase
       will take effect on 01 MAY 2007 and will apply
       pro rata to the FYE 31 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701495853
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.a    Re-elect Dr. Andrew Jamieson as a Director                Mgmt          For                            For

2.b    Elect Mr. Tan Sri Dato' Megat Zaharuddin bin              Mgmt          For                            For
       Megat Mohd Nor [Din Megat] as a Director

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Ratify the establishment and operation of the             Mgmt          For                            For
       following Employee Share Plans: a) Woodside
       Share Purchase Plan [introduced AUG 2007],
       as specified in the remuneration report for
       the YE 31 DEC 2007; b) Equity-based Retention
       Plan for the Senior Executives [introduced
       MAR 2007], as specified in the remuneration
       report for the YE 31 DEC 2007 and c) Woodside
       Employee Share Award Plan [introduced MAY 2007],
       as specified in point 4.1(c) of the explanatory
       Memorandum

S.5    Approve and adopt the Constitution tabled at              Mgmt          For                            For
       the AGM and signed by the Chairman of the Meeting
       for the purpose of identification as Constitution
       of the Company, in place of the current Constitution

6.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       and for all other purposes, the Proposed Transaction
       involving: a) the acquisition by Woodside Energy
       Ltd. [WEL] from Shell Development [Australia]
       Proprietary Ltd [SDA] of the NWS Oil Interests
       in consideration of the payment of USD 388.5
       million [as adjusted in accordance with the
       Sale and Purchase Agreement] and otherwise
       on the terms as specified; b) the acquisition
       by WEL from SDA of the future NWS Oil Interests
       in consideration of the payment of USD 10 million
       and otherwise on the terms as specified and
       c) the grant of rights by WEL to Shell Exploration
       Company B.V. [SEC] on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701235423
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95534103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Amend the Articles of Incorporation concerning            Mgmt          For                            For
       the Addition of Business Purpose

4.     Amend the Articles of Incorporation concerning            Mgmt          For                            For
       the Change of Total Number of Shares Issuable

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701598091
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95534103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors



Hansberger International Value Fund
--------------------------------------------------------------------------------------------------------------------------
 ABN AMRO HOLDING NV                                                                         Agenda Number:  701183991
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0030P459                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000301109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening of the general meeting of shareholders            Non-Voting
       and announcements

2.     Adoption of the minutes of the general meeting            Non-Voting
       of shareholders held in 2006

3.     Report of the Managing Board for the year 2006            Non-Voting

4.A    Adopt the 2006 financial statements                       Mgmt          For                            For

4.B    Adopt the 2006 dividend                                   Mgmt          For                            For

5.A    Grant discharge to the Members of the Managing            Mgmt          For                            For
       Board in respect of their Management during
       the past FY as specified

5.B    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board in respect of their supervision during
       the past FY as specified

6.     Approve the changes to the Managing Board Compensation    Mgmt          For                            For
       Policy with retrospective effect from 01 JAN
       2007

7.A    Appoint Mrs. A.M. Llopis Rivas as a new Member            Mgmt          For                            For
       of the Supervisory Board

7.B    Re-appoint Mr. D.R.J. Baron De Rothschild as              Mgmt          For                            For
       a Member of the Supervisory Board

7.C    Re-appoint Mr. P. Scaroni as a Member of the              Mgmt          For                            For
       Supervisory Board

7.D    Re-appoint Lord. C. Sharman of Redlynch as a              Mgmt          For                            For
       Member of the Supervisory Board

7.E    Re-appoint Mr. M.V. Pratini De Moraes as a Member         Mgmt          For                            For
       of the Supervisory Board

8.     Authorize the Managing Board ain agreement with           Mgmt          For                            For
       Section 2:98 Netherlands Civil Codea, subject
       to the approval of the Supervisory Board, to
       have the Company acquire shares in its own
       capital, for a consideration, up to the maximum
       number that may, by virtue of the provisions
       of Section 2:98a2a of the Netherlands Civil
       Code, be acquired by the Company

9.A    Appoint the Managing Board for a period of 18             Mgmt          For                            For
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to issue ordinary shares, convertible
       preference shares and preference financing
       shares, including the grant of rights to take
       up shares of such classes, provided that: an
       overall maximum of 10% of the issued capital
       as at 27 APR 2007 is not exceeded; the price
       is not below par, subject to the provisions
       of Section 2:80 a2a of the Netherlands Civil
       Code; and the subject to such further conditions
       as may be decided by the Managing Board on
       each issue, with the approval of the Supervisory
       Board

9.B    Appoint the Managing Board for a period of 18             Mgmt          For                            For
       months from 27 APR 2007, as the body authorized
       to act, subject to the approval of the Supervisory
       Board to restrict or exclude shareholders
       pre-emptive rights under the Law or the Articles
       of Association on the issue of ordinary shares,
       convertible preference shares and preference
       financing shares or on the granting of rights
       to take up such shares, in accordance with
       the authorization as specified

10.    Report of the Managing Board with respect to              Non-Voting
       the ABN AMRO strategy and recent events

11.1   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell, spin-off or merge
       some or all of the major businesses of the
       Company to maximize shareholder value

11.2   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to return the cash
       proceeds of any major businesses disposals
       to all shareholders by way of a share buyback
       or special dividend

11.3   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to actively pursue
       any possibilities to sell or merge the whole
       Company to maximize shareholder value

11.4   Approve, a shareholder vote on the principle              Mgmt          For                            For
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to report to shareholders
       upon the outcome of such active investigations
       referred to in the above paragraphs within
       6 months from the date of the AGM

11.5   Approve, a shareholder vote on the principle              Mgmt          Against                        Against
       that it is in the best interests of all shareholders,
       other stakeholders and the Company for the
       Managing Board of ABN AMRO to cease the pursuit,
       for a period of 6 months from the date of the
       AGM, of any major business acquisitions, including
       the rumoured acquisition of Capitalia SpA which
       has been the subject of repeated speculation
       in the public press

12     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701176580
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 19.04.2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the adopted annual financial              Non-Voting
       statements of adidas AG and of the approved
       the consolidated financial statements of 31
       DEC 2006, of the Management report of adidas
       AG and the Group Management report as well
       as of the Supervisory Board report for the
       FY 2006

2.     Resolution on the appropriation of retained               Mgmt          For                            For
       earnings`

3.     Resolution on the ratification of the actions             Mgmt          For                            For
       of the Executive Board for the FY 2006

4.     Resolution on the ratification of the actions             Mgmt          For                            For
       of Supervisory Board for the FY 2006

5.     Resolution regarding the amendment of 18 [remuneration    Mgmt          For                            For
       of the Supervisory Board] the Articles of Association

6.     Resolution on the approval of the profit and              Mgmt          For                            For
       loss transfer agreement concluded with adidas
       Beteiligungsgesellschaft mbH

7.     Resolution granting the authorization to repurchase       Mgmt          For                            For
       and use the Company's treasury shares pursuant
       to 71 section 1 no.8 AktG while revoking the
       existing authorization

8.     Resolution on the approval of the electronic              Mgmt          For                            For
       transmission of information

9.     Appointment of the Auditor and the Group Auditor          Mgmt          For                            For
       for the FY 2006




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701499522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 128,545,221.54 as follows: Payment
       of a dividend of EUR 0.50 per entitled share
       EUR 27,780,741.54 shall be carried forward
       Ex-dividend and payable date: 09 May 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to Section 18 of the Articles of Association    Mgmt          For                            For
       the member of the nominating Committee of the
       Supervisory Board shall receive no additional
       remuneration

6.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association the unused authorization
       to increase the share capital by up to EUR
       6, 250,000 on or before 19 JUN 2008, shall
       be revoked the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 12,000,000 through the issue of
       new shares against payment in cash and/or kind,
       during the next 3 years [authorized capital
       2008] the Board of Managing Directors shall
       be authorized to decide upon the exclusion
       of shareholders subscription rights

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the company of up to 10%
       of its share capital, at prices neither more
       than 20% below, nor more than 15% above, the
       market price, on or before 07 NOV 2009 the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, or to use the shares
       for acquisition purposes for the satisfaction
       of option or conversion rights, or within the
       Company Stock Option Plan, and to retire the
       shares in addition, the Supervisory Board shall
       be authorized to grant the shares to Members
       of the Board of Managing Directors as remuneration
       in the form of a stock bonus the previous authorization,
       given on 10 May 2007, shall be revoked

8.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Appointment of Auditors for the 2008 FY KPMG,             Mgmt          For                            For
       Frankfurt Entitled to vote are those shareholders
       of record on 17 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 ALCATEL-LUCENT, PARIS                                                                       Agenda Number:  701248557
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0191J101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-Jun-2007
        ISIN:  FR0000130007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 378745 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       AND NORMAL MEETING CHANGE AS AN ISSUER PAY
       MEETING. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       Management report of the Board of Directors               Non-Voting
       and the reports of the Statutory Auditors on
       the annual financial statements and the consolidated
       financial statements of Alcatel Lucent for
       the FYE 31 DEC 2006

       Special report of the Statutory Auditors on               Non-Voting
       regulated agreements and commitments, on the
       financial authorizations, and on the authorizations
       related to employee shareholding

O.1    Approval of the financial statements for the              Mgmt          For                            For
       fiscal year ended 31 DEC 2006

O.2    Approval of the consolidated financial statements         Mgmt          For                            For
       for the fiscal year ended 31 DEC 2006

O.3    Results for the fiscal year - Appropriation               Mgmt          For                            For

O.4    Setting of attendance fees attributed to the              Mgmt          For                            For
       Directors

O.5    Setting of the remuneration attributed to the             Mgmt          For                            For
       Censeurs

O.6    Ratification of the appointment of Lady Jay               Mgmt          For                            For
       as member of the Board of Directors

O.7    Ratification of the appointment of Mr. Jean-Cyril         Mgmt          For                            For
       Spinetta as member of the Board of Directors

O.8    Approval of related party agreements entered              Mgmt          For                            For
       into or which remained in force during the
       fiscal year

O.9    Approval of agreements with the Chief Executive           Mgmt          For                            For
       Officer

O.10   Authorization given to the Board of Directors             Mgmt          For                            For
       to allow the company to purchase and sell its
       own shares

E.11   Authorization to be given to the Board of Directors       Mgmt          For                            For
       to reduce the share capital of the company

E.12   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to proceed with (i) the issue without cancellation
       of preferential subscription rights of ordinary
       shares and of securities conferring an immediate
       or future right to the share capital of the
       company or of its affiliates and (ii) the increase
       in share capital through incorporation of premiums,
       reserves, profits or otherwise

E.13   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to proceed with the issue of cancellation of
       preferential subscription rights, of (i) ordinary
       shares and any securities conferring an immediate
       or future right to the share capital of the
       company or of its affiliates or of (ii) company
       ordinary shares which confer a right to the
       issuance of securities to be issued by subsidiaries,
       including for the purposes of remunerating
       securities that are tendered in connection
       with an exchange offer

E.14   Delegation of authority to the Board of Directors         Mgmt          For                            For
       to carry out a share capital increase to remunerate
       contributions in kind of capital stock or marketable
       securities giving access to the capital of
       third-party companies

E.15   Aggregate limit to the amount of issuances carried        Mgmt          For                            For
       out by virtue of the 12th, 13th, and 14th resolutions

E.16   Delegation of authority granted to the Board              Mgmt          For                            For
       of Directors to decide on the disposal or increase
       of share capital by the issuances of shares
       reserved to the participants in a company
       savings plan

E.17   Authorization to be given to the Board of Directors       Mgmt          Against                        Against
       for a free bonus issue of existing shares or
       of shares to be issued by the company

E.18   Modification of by-laws article Number 21 relating        Mgmt          For                            For
       to Shareholders  Meetings

E.19   Powers                                                    Mgmt          For                            For

A.     Resolution proposed by Shareholders - not agreed          Shr           For                            Against
       by the board of directors : modification of
       article 22 of the by-laws ; cancellation of
       the  provisions limiting voting rights




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932692230
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Special
      Ticker:  AMX                                                                   Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       L  SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932864285
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Annual
      Ticker:  AMX                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US02364W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701440240
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 30 SEP 2007               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company in respect of
       the YE 30 SEP 2007

3.a    Re-elect Mr. Noel Harwerth as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.b    Re-elect Mr. William McAteer as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.c    Re-elect Mr. Ned Sullivan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.d    Re-elect Mr. Lar Bradshaw as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.e    Re-elect Mr. Michael Jacob as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [being a body corporate as referred to in the
       European Communities [Public Limited Company
       Subsidiaries] Regulations 1997] of the Company
       to make market purchase [as defined by Section
       212 of the Companies Act 1990 [the 1990 Act]]
       of shares of any class of the Company on such
       terms and conditions and in such manner as
       the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the 1990 Act, and Article 8(c) of the Articles
       of Association of the Company; the reissue
       price range at which any treasury shares [as
       defined by Section 209 of the 1990 Act] for
       the time being held by Company may be reissued
       off market shall be the price range set out
       in Article 8(d) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

S.6    Amend Article 8(a) of the Articles of Association         Mgmt          For                            For
       of the Company as specified

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies [Amendment] Act
       1983 [the 1983 Act], to allot equity securities
       for cash pursuant to and in accordance with
       Article 8(b) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

8.     Approve the Rules of the Anglo Irish Bank Corporation     Mgmt          For                            For
       plc 2008 Performance Share Award Plan [the
       Performance Share Plan], as specified and authorize
       the Directors to: (a) adopt the Performance
       Share Plan and make such modifications to the
       Performance Share Plan as they may consider
       appropriate to take account of the requirements
       of best practice and to do all such other acts
       and things as they may consider appropriate
       to implement the Performance Share Plan; and,
       (b) establish further plans based on the Performance
       Share Plan but modified to take account of
       local tax, exchange control or securities laws
       in overseas territories, provided that any
       shares made available under such plans are
       treated as counting against the limits on individual
       or overall participation in the Performance
       Share Plan

9.     Approve, subject to the passing the Resolution            Mgmt          For                            For
       8, the amended Rules of the Anglo Irish Bank
       Corporation plc 1999 Share Option Scheme [the
       Amended Rules] and authorize the Directors
       to adopt them and to make such modifications
       as they may consider appropriate to take account
       of the requirements of best practice and to
       do all such other acts and things as they may
       consider appropriate to implement the Amended
       Rules




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA, LUXEMBOURG                                                                Agenda Number:  701555522
--------------------------------------------------------------------------------------------------------------------------
    Security:  L0302D129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Report of the Board of Directors and the Auditors         Non-Voting
       Report on the annual accounts and the consolidated
       financial statements for the FY 2007

A.1    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor, and the annual accounts for
       the 2007 FY in their entirety, with a resulting
       profit for ArcelorMittal of USD 7,611,478,151

A.2    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor and the consolidated financial
       statements for the 2007 FY

A.3    Approve the income to be distributed amounts              Mgmt          For                            For
       to USD 12,433,724,370 from which USD 380,593,908
       must be allocated to the legal reserve. The
       General Meeting, upon the proposal of the Board
       of Directors, sets the amount of directors
       fees, compensation and attendance fees to be
       allocated to the Board of Directors at USD
       3,274,125

A.4    Approve the allocation of results and determination       Mgmt          For                            For
       of the dividend as specified

A.5    Grant discharge to the Directors for the FY               Mgmt          For                            For
       2007

A.6    Approve the resignations of Messrs. Romain Zales          Mgmt          For                            For
       Ki, Corporacion Jmac B.V. [Represented by Antoine
       Spillmann], Manuel Fernandez lopez, as Members
       of  the Board of Directors, in notes that the
       terms of office as Directors of Joseph Kinsch
       [Chairman of the Board of Directors] Edmond
       Pachura [Member of the Board of Directors and
       of Lewis B. Kaden [Member of the Board of Directors],
       are ending at the close of this shareholders'
       meeting

A.7    Elect Mr. Lewis B. Kaden, residing 399 Park               Mgmt          For                            For
       Avenue, 2nd Floor, New York, NY 10022, USA,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's Articles of Association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.8    Elect Mr. Ignacio Fern ndez Toxo, residing at             Mgmt          Against                        Against
       Confederaci n Sindical de Comisiones Obreras,
       Fern ndez de la Hoz 12-6, 28010 Madrid, Spain,
       to continue the mandate of Manuel Fernandez
       Lopez, resigning with effect as of 13 MAY 2008,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2010

A.9    Elect Mr. Antoine Spillmann, residing at 2,               Mgmt          For                            For
       rue Sigismond-Thalberg, CH- 1204 Geneva, Switzerland,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's articles of association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.10   Elect Mr. Malay Mukherjee, residing at 81, Templars       Mgmt          Against                        Against
       Avenue, Golders Green, London NW110NR, United
       Kingdom, for a 3 year mandate, in accordance
       with article 8.3 of the Company's articles
       of association, which shall terminate on the
       date of the AGM of shareholders to be held
       in 2011

A.11   Authorization  the Board of Directors by the              Mgmt          For                            For
       extraordinary general meeting of shareholders
       held on 5 NOV 2007 with respect to the share
       buy-back programme and decides to authorize,
       with effect as of this General Meeting, the
       Board of Directors of the Company, with option
       to delegate, and the corporate bodies of the
       other companies in the Group referred to in
       Article 49bis of the Luxembourg law on commercial
       companies (the Law), to acquire and sell shares
       in the Company, under the conditions set forth
       in the Law. Such purchase and sales may be
       carried out for any purpose authorized or which
       would come to be authorized by the laws and
       regulations in force and in particular to enter
       into offmarket and over the counter transactions
       and to acquire shares in the Company through
       derivative financial instruments. In accordance
       with the applicable laws transposing Directive
       2003/6/EC of 28 January 2003 and EC Regulation
       2273/2003 of 22 December 2003, acquisitions,
       disposals, exchanges, contributions and transfers
       of securities can be carried out by all means,
       on or off the market, including by a public
       offer to buy back shares or by the use of derivatives
       or option strategies. The fraction of the capital
       acquired or transferred in the form of a block
       of securities could amount to the entire program.
       Such transactions can be carried out at any
       time, including during a tender offer period,
       in accordance with the applicable laws and
       regulations. The authorisation is valid for
       a period of eighteen (18) months or until the
       date of its renewal by a resolution of the
       general meeting of shareholders if such renewal
       date is prior to such period. The maximum number
       of shares that can be acquired is the maximum
       allowed by the Law in such a manner that the
       accounting par value of the Companys shares
       held by the Company (or other group companies
       referred to in Article 49bis of the Law) cannot
       in any event exceed 10% of its subscribed share
       capital. The purchase price per share to be
       paid in cash shall not represent more than
       125% of the price on the New York Stock Exchange,
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock exchanges of Barcelona, Bilbao,
       Madrid and Valencia, depending on the market
       on which the transactions are made, and no
       less than the par value of the share at the
       time of repurchase. For off market transactions,
       the maximum purchase price shall be 125% of
       the price of Euronext Paris by NYSE Euronext.
       The price on the New York Stock Exchange or
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock Page 5 of 13 exchanges of Barcelona,
       Bilbao, Madrid and Valencia will be deemed
       to be the higher of the average of the final
       listing price per share on the relevant stock
       exchange during 30 consecutive days on which
       the relevant stock exchange is open for trading
       preceding the 3 trading days prior to the date
       of repurchase. In the event of a share capital
       increase by incorporation of reserves or issue
       premiums and the free allotment of shares as
       well as in the event of the division or regrouping
       of the shares, the purchase prices indicate
       above shall be adjusted by a coefficient multiple
       equal to the ratio between the number of shares
       comprising the share capital prior to the transaction
       and such number following the transaction.
       The total amount allocated for the Companys
       share repurchase program cannot in any event
       exceed the amount of the Companys then available
       equity. All powers are granted to the Board
       of Directors, with delegation powers, in view
       of ensuring the performance of this authorisation

A.12   Appoint Deloitte S.A., with registered office             Mgmt          For                            For
       at 560, rue de Neudorf, L-2220 Luxembourg as
       independent auditor for the examination of
       the annual accounts of ArcelorMittal and the
       consolidated financial statements of the ArcelorMittal
       group for the financial year 2008

A.13   Authorise the Board of Directors to: (a) issue            Mgmt          Against                        Against
       stock options or other equity-based awards
       to the employees who compose the Company's
       most senior group of managers for a number
       of Company's shares not exceeding a maximum
       total number of eight million five hundred
       thousand (8,500,000) shares during the period
       from this General Meeting until the annual
       general meeting of shareholders to be held
       in 2009, either by issuing new shares or by
       delivering the Company's treasury shares, provided
       that the stock options will be issued at an
       exercise price that shall not be less than
       the average of the highest and the lowest trading
       price on the New York Stock Exchange on the
       day immediately prior to the grant date, which
       shall be decided by the Board of Directors
       and shall be within the period commencing on
       and ending forty-two (42) days after the announcement
       of the results for the second quarter or the
       fourth quarter of the Company's financial year;
       and (b) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of eight million
       five hundred thousand (8,500,000) shares as
       indicated above for stock options or other
       equity based awards represent less than zero
       point fifty-nine per cent (0.59%) of the number
       of Company's shares issued on the date of the
       present General Meeting

A.14   Authorise the Board of Directors to: (a) implement        Mgmt          Against                        Against
       an Employee Share Purchase Plan (ESPP) reserved
       for all or part of the employees and executive
       officers of all or part of the companies comprised
       within the scope of consolidation of the Company's
       financial statements for a maximum number of
       two million five hundred thousand (2,500,000)
       shares, fully paid-up; and (b) for the purposes
       of the implementation of the ESPP, issue shares
       within the limits of the authorized share capital
       and/or deliver treasury shares, up to a maximum
       of two million five hundred thousand (2,500,000)
       shares fully paid-up during the period from
       this General Meeting to the annual general
       meeting of the Company to be held in 2009;
       and (c) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of two million
       five hundred thousand (2,500,000) shares as
       indicated above for the implementation of the
       ESPP represent less than zero point two per
       cent (0.2 %) of the number of Company's shares
       issued on the date of the present General Meeting

E.15   Approve to increase the authorized capital of             Mgmt          For                            For
       the Company to EUR 643,860,000.00 [represented
       by 147,000,000 shares without par value] and
       authorize the Board of Directors to proceed
       with the issue of additional shares of the
       Company within the limit of the authorized
       capital as part of a marger, capital contribution
       or other operations in consequence and amend
       Article Number 5.2 [stock capital] [the share
       capital is of EUR 7,082,460,000.00 split into
       1,617,000,000 shares without par value] and
       Article 5.5, of the Bylaws




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701176869
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0593M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s accounts and reports of             Mgmt          For                            For
       the Directors and the Auditor for the YE 31
       DEC 2006

2.     Approve to confirm dividends                              Mgmt          For                            For

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.A    Re-elect Mr. Louis Schweitzer as a Director               Mgmt          For                            For

5.B    Re-elect Mr. Hakan Mogren as a Director                   Mgmt          For                            For

5.C    Re-elect Mr. David R. Brennan as a Director               Mgmt          For                            For

5.D    Re-elect Mr. John Patterson as a Director                 Mgmt          For                            For

5.E    Re-elect Mr. Jonathon Symonds as a Director,              Mgmt          For                            For
       in accordance with the Article 65 of the Company
       s Articles of Association

5.F    Re-elect Mr. John Buchanan as a Director                  Mgmt          For                            For

5.G    Re-elect Ms. Jane Henney as a Director                    Mgmt          For                            For

5.H    Re-elect Ms. Michele Hooper as a Director                 Mgmt          For                            For

5.I    Re-elect Mr. Joe Jimenez as a Director                    Mgmt          For                            For

5.J    Re-elect Dame Nancy Rothwell F as a Director              Mgmt          For                            For

5.K    Re-elect Mr. John Varely as a Director                    Mgmt          For                            For

5.L    Re-elect Mr. Marcus Wallenberg as a Director              Mgmt          For                            For

6.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

7.     Grant authority to the limited EU Political               Mgmt          For                            For
       donations

8.     Authorize the Directors to allot unissued shares          Mgmt          For                            For

S.9    Authorize the Directors to dissaply pre-emption           Mgmt          For                            For
       rights

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.11   Grant authority to the electronic communications          Mgmt          For                            For
       with shareholders




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701478718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0593M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Approve to confirm the first interim dividend             Mgmt          For                            For
       of USD 0.52 [25.3 pence, 3.49 SEK] per ordinary
       share and confirm the final dividend for 2007,
       the second interim dividend of USD 1.35 [67.7
       pence, 8.61 SEK] per ordinary share

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.1    Elect Mr. Louis Schweitzer as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.2    Elect Mr. Hakan Mogren KBE as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.3    Elect Mr. David Brennan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.4    Elect Mr. Simon Lowth as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.5    Elect Mr. John Patterson CBE FRCP as a Director           Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.6    Elect Mr. BO Angelin as a Director in accordance          Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.7    Elect Mr. John Buchanan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.8    Elect Mr. Jean Philippe Courtois as a Director            Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.9    Elect Mr. Jane Henney as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.10   Elect Mr. Michele Hooper as a Director in accordance      Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.11   Elect Mr. Dame Nancy Rothwell as a Director               Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.12   Elect Mr. John Varley as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.13   Elect Mr. Marcus Wallenberg as a Director in              Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

7.     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates
       to: i)make donations to Political Parties;
       ii) make donations to Political Organizations
       other than political parties; and iii) incur
       political expenditure during the period commencing
       on the date of this resolution and ending on
       the date the of the Company's AGM, provided
       that in each case any such donation and expenditure
       made by the Company or by any such subsidiary
       shall not exceed USD 250,000 per Company and
       together with those made by any subsidiary
       and the Company shall not exceed in aggregate
       USD 250,000, as specified

S.8    Amend the Company's Articles of Association               Mgmt          For                            For
       by replacing GBP 1,100,000 in line 3 of the
       Article 81 with GBP 1,750,000 as specified

9.     Approve to renew the authority and power to               Mgmt          For                            For
       allot new shares conferred on the Directors
       by Article 7.1 of the Company's Articles of
       Association, for the period commencing on the
       date of the AGM and ending the date of the
       AGM of the Company in 2009 [if earlier, on
       30 JUN 2009 and such period [Section 80] amount
       shell be USD 121,417,688

S.10   Approve to renew the power conferred on the               Mgmt          For                            For
       Directors by Article 7.2 of the Company's Articles
       of Association with the Section 80 amount being
       USD 18,212,653; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2009 or 30 JUN 2009]

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of a maximum number of shares which may
       be purchased is 145,701,226 [10% of the Company's
       share capital in issue as at 31 JAN 2008] of
       USD 0.25 each in the capital of the Company,
       at a minimum price of USD 0.25 and up to 105%
       of the average of middle market values of the
       Company's ordinary shares as derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 30 JUN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Amend the Articles 87.1, 87.2, 87.3, 87.4, 87.5,          Mgmt          For                            For
       87.6 and 87.7 of the Articles of Association
       of the Company with effect from [and including]
       the date on which Section 175 of the Companies
       Act 2006 is brought into force, as specified

       PLEASE NOTE THAT THE MEETING IS HELD IN LONDON            Non-Voting
       AND SEB SWEDEN DOES NOT ARRANGE WITH A REPRESENTATIVE.
       NO TEMPORARY REGISTRATION IN THE COMPANY'S
       SHARE BOOK IS NECESSARY FOR THIS MEETING. NO
       SERVICE IS PROVIDED BY SEB. FOR MORE INFORMATION
       PLEASE CONTACT THE COMPANY. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AN ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701228911
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2007
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 368902 DUE TO THE RECEIPT OF AN ADDITIONAL
       RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

O.1    Approve the reports of the Executive Committee,           Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and the Company s financial
       statements for the YE in 31 DEC 2006, as presented,
       showing income of EUR 1,432,561,750.00

O.2    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and of the Supervisory Board and
       the records that: the earnings for the FY are
       of EUR 1,432,561,750.00 the retained earnings
       are of EUR 1,530,641,322.00 i.e. unavailable
       result of EUR 2,963,203,072.00, to be allocated
       as follows: to fund the legal reserve: EUR
       46,138,302.00 to the dividend: EUR 2,218,461,613.00
       to the retained earnings: EUR 698,603,157.00,
       the shareholders will receive a net dividend
       of EUR 1.06 per share, and will entitle natural
       persons fiscally domiciliated in France, to
       the 40% allowance this dividend will be paid
       on 21 MAY 2007 afor the 2,092,888,314 shares
       bearing an accruing dividend as of 01 JAN 2006a,
       as required by Law, in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the profit of the unpaid
       dividends on such shares, shall be allocated
       to the retained earnings account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreement set forth in said report concerning
       the protocol of agreement between the Group
       AXA and the Group Schneider

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements authorized previously to the 2006
       FY and which remained in force during the FY

O.6    Approve to renew the appointment of Mr. Jean-Renefourtou  Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period

O.7    Approve to renew the appointment of Mr. Leo               Mgmt          For                            For
       Apotheker as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Mestrallet as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Ezra              Mgmt          For                            For
       Suleiman as a Member of the Supervisory Board
       for a 4-year period

O.10   Appoint Mr. Jean-Martin Folz as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.11   Appoint Mr. Giuseppe Mussari as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.12   Approve to award total annual fees of EUR 1,100,000.00    Mgmt          For                            For
       to the Supervisory Board

O.13   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 45.00; maximum number of
       shares to be acquired: 10% of the share capital
       ai.e. 209,288,831 shares on 22 JAN 2007a; the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital ai.e. 104,644,415
       shares on 22 JAN 2007a, it supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 04 MAY 2006 in its
       Resolution 8; aAuthority expires after the
       end of a 18-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases up to a maximum
       nominal amount of EUR 1,000,000,000.00, by
       way of capitalizing reserves, profits, or additional
       paid-in capital, by issuing bonus shares and,
       or raising the par value of existing shares;
       this amount is distinct from the ceiling of
       EUR 1,500,000,000.00 set forth in Resolution
       15, it supersedes the fraction unused of the
       authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 15;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, up to a maximum nominal amount of
       EUR 1,500,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       of the Company as well as securities giving
       access to common shares of the Company or of
       a Company in which it holds directly or not
       more than half of the capital aa subsidiarya;
       the nominal amount increases resulting from
       the present resolution and the Resolutions
       E.16 to E.21 shall count against this ceiling;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 6,000,000,000.00
       this amount is common to all securities, the
       issuance of which is provided for in Resolutions
       16 to 21, this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 16; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, of a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of common
       shares of the Company as well as securities
       giving access to common shares of the Company
       or of a Company in which it holds more than
       half of the capital aa subsidiarya the nominal
       amount of capital increase resulting from the
       present resolution, the Resolution E.15 and
       the Resolutions E.17 to E.21 not exceeding
       EUR 1,500,000,000.00; the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 6,000,000,000.00 this amount
       shall count against the ceiling set forth in
       Resolution E.15, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 17; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Executive Committee awithin the             Mgmt          For                            For
       limit of 10% of the Company s share capital
       over a 12-month period as well as the overall
       amount fixed by the Resolution E.16 against
       which it shall counta, to set the issue price
       of the ordinary shares or securities to be
       issued giving access to the capital in accordance
       with the conditions set forth in Resolution
       16, this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 20 APR 2005 in its
       Resolution 18; aAuthority expires after the
       end of a 26-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Executive Committee may decide,             Mgmt          For                            For
       for each one of the issuances decided accordingly
       to Resolutions E.15 to E.17, with or without
       preferential subscription rights of shareholders,
       to increase the number of common shares and
       securities to be issued within the limit of
       the ceilings set forth in Resolutions E.15
       and E.16, it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 18;
       aAuthority expires after the end of a 26-month
       perioda

E.19   Authorize the Executive Committee, to decide              Mgmt          Against                        Against
       on the issuance of common shares of the Company
       or securities giving access to shares in issue
       or to be issued of the Company, in consideration
       for securities tendered in a Public Exchange
       offer initiated by the Company in France or
       abroad, it supersedes the fraction unused of
       the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 20;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.20   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, up to 10% of the share capital,
       of common shares of the Company or securities
       giving access to existing shares or shares
       to be issued in consideration for the contributions
       in kind granted to the Company and comprised
       of capital securities or securities giving
       access to the share capital; this nominal ceiling
       of capital increase not exceeding the ceiling
       set forth in Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 21; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee, accordingly            Mgmt          Against                        Against
       to Resolution 16, to decide on the issuance,
       in France or abroad, up to a maximum nominal
       amount of EUR 1,000,000,000.00, with cancellation
       of preferential subscription rights, of common
       shares of the Company to which the securities
       issued by one aor morea Company acompaniesa
       in which the Company holds directly or indirectly
       more than half of the share capital aa subsidiarya
       will give right; this amount shall count against
       the ceiling fixed by Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 22; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, on 1 or more occasions, in
       France or abroad, up to a maximum nominal amount
       of EUR 2,000,000,000.00, of bonds with bond
       warrants and securities giving right to the
       allocation of debt securities, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 23; aAuthority expires after
       the end of a 26-month perioda; and to take
       all necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and former employees of the Company or Companies
       or Groups linked to it, who are the Members
       of the Company Savings Plans and for a nominal
       amount that shall not exceed EUR 150,000,000.00,
       this delegation supersedes the fraction unused
       of the delegation granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 24;
       aAuthority expires after the end of a 26-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.24   Authorize the Executive Committee, in accordance          Mgmt          Against                        Against
       with the Ambition 2012 Project, to grant, for
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees of the Company
       and related companies or Groups, they may not
       represent more than 0.7% of the share capital;
       aAuthority expires after the end of a 38-month
       perioda; and to take all necessary measures
       and accomplish all necessary formalities

E.25   Authorize the Executive Committee, subject to             Mgmt          For                            For
       the condition precedent that the Resolution
       13 is approved, to reduce the share capital,
       on 1 or more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with the Stock
       Repurchase Plan of the Resolution E.13, up
       to a maximum of 10% of the share capital over
       a 24-month period

E.26   Amend the Indents 3 to 6 of the Article 23 of             Mgmt          For                            For
       the Bylaws concerning the turnout and the voting
       means of the shareholders

E.27   Amend Paragraphs 2 to 8 and 10 of the Article             Mgmt          For                            For
       C of the Bylaws concerning the conditions to
       elect persons to be Member of the Supervisory
       Board that representing shareholders salaried

E.28   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701477247
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       report s

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Elect Mr. Francois Martineau as the Supervisory           Mgmt          For                            For
       Board Member

O.6    Elect the Mr. Francis Allemand as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.7    Elect the Mr. Gilles Bernard as the representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.8    Elect the Mr. Alain Chourlin as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.9    Elect the Mr. Wendy Cooper as the Representative          Mgmt          For                            For
       of employee shareholders to the Board

O.10   Elect the Mr. Rodney Koch as the Representative           Mgmt          Against                        Against
       of employee shareholders to the Board

O.11   Elect the Mr. Hans Nasshoven as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.12   Elect the Mr. Frederic Souhard as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.13   Elect the Mr. Jason Steinberg as the Representative       Mgmt          Against                        Against
       of employee shareholders to the Board

O.14   Elect the Mr. Andrew Whalen as the Representative         Mgmt          Against                        Against
       of employee shareholders to the Board

O.15   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.16   Grant authority up to 1% of issued capital for            Mgmt          Against                        Against
       use in Restricted Stock Plan

E.17   Approve the Stock Option Plans grants                     Mgmt          Against                        Against

E.18   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.19   Approve the issuance of shares up to EUR 100              Mgmt          For                            For
       million for a private placement

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701066828
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Oct-2006
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING BANCO SANTANDER CENTRAL HISPANO,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY S WEBSITE:
       HTTP://WWW.SANTANDER.COM UNDER CORPORATE GOVERNANCE/GENERAL
       SHAREHOLDERS MEETING

1.     Examination and approval, if deemed appropriate,          Mgmt          For                            For
       of the plan to merge Banco Santander Central
       Hispano, S.A., Riyal, S.L., Lodares Inversiones,
       S.L. Sociedad Unipersonal, Somaen-Dos, S.L.
       Sociedad Unipersonal, Gessinest Consulting,
       S.A. Sociedad Unipersonal and Carvasa Inversiones,
       S.L. Sociedad Unipersonal, and approval of
       the audited balance sheet of Banco Santander
       Central Hispano, S.A. as of June 30, 2006 (the
       merger balance sheet). Approval of the merger
       of Banco Santander Central Hispano, S.A., Riyal,
       S.L., Lodares Inversiones, S.L. Sociedad Unipersonal,
       Somaen-Dos, S.L. Sociedad Unipersonal, Gessinest
       Consulting, S.A. Sociedad Unipersonal and Carvasa
       Inversiones, S.L. Sociedad Unipersonal through
       the absorption of the latter five companies
       by the first-named Company, with the termination
       of the five absorbed Companies and the transfer
       en bloc and as a whole of all of their net
       assets to Banco Santander Central Hispano,
       S.A., all of the foregoing in compliance with
       the provisions of the merger plan. Application
       to the merger of the special tax regime set
       forth in Chapter VIII of Title VII of the Restated
       Text of the Corporate Income Tax Law  Texto
       Refundido de la Ley del Impuesto sobre Sociedades
       . Subjecting the resolution adopted under this
       item of the Agenda to a condition precedent
       and delegation of powers to deem such condition
       satisfied or not satisfied

2.     Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and develop the
       resolutions adopted by the shareholders acting
       at the Meeting, as well as to substitute the
       powers it receives from the shareholders acting
       at the Meeting, and the grant of powers to
       have such resolutions converted into public
       instruments

       THE BOARD OF DIRECTORS OF THIS BANK HAS RESOLVED          Non-Voting
       TO CALL THE SHAREHOLDERS TO AN EXTRAORDINARY
       GENERAL SHAREHOLDERS  MEETING TO BE HELD IN
       SANTANDER, AT THE PALACIO DE EXPOSICIONES Y
       CONGRESOS (AVENIDA DEL RACING, S/N), ON 23
       OCTOBER 2006, AT 9:00 A.M., ON SECOND CALL,
       IN THE EVENT THAT, DUE TO A FAILURE TO REACH
       THE REQUIRED QUORUM, SUCH MEETING CANNOT BE
       HELD ON FIRST CALL, WHICH IS ALSO HEREBY CONVENED
       AT THE SAME PLACE AND TIME ON 22 OCTOBER 2006.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701251388
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2007 AT 1000 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     To approve the annual accounts abalance sheet,            Mgmt          For                            For
       profit and loss statement, statements of changes
       in net assets and cash flows, and notesa and
       the corporate management of Banco Santander
       Central Hispano, S.A. and its Consolidated
       Group for the FYE 31 DEC 2006

2.     To approve the application of results obtained            Mgmt          For                            For
       by the Bank during FY 2006, in the amount of
       3,256,189,632.83 euros, distributing them as
       specified

3.A    To ratify the appointment of Ms. Isabel Tocino            Mgmt          For                            For
       Biscarolasaga as Director, as resolved by the
       Board of Directors at its meeting of 26 MAR
       2007, With respect to the annual renewal of
       one-fifth of the Director positions provided
       by Article 30 of the current Bylaws

3.B    To re-elect Assicurazioni Generali S.p.A as               Mgmt          For                            For
       Director

3.C    To re-elect Mr. Antonio Basagoiti Garcia-Tunon            Mgmt          For                            For
       as Director

3.D    To re-elect Mr. Antonio Escamez Torres as Director        Mgmt          For                            For

3.E    To re-elect Mr. Francisco Luzon Lopez as Director         Mgmt          For                            For

4.     To re-appoint the firm Deloitte, S.L., with               Mgmt          For                            For
       its registered office in Madrid, at Plaza Pablo
       Ruiz Picasso, 1, Torre Picasso, and Tax ID
       Code B-79104469, as Auditor of Accounts for
       verification of the annual accounts and management
       report of the Bank and of the consolidated
       Group for FY 2007

5.     To deprive of effect, to the extent of the unused         Mgmt          For                            For
       amount, the authorization granted by the shareholders
       acting at the Ordinary General Shareholders
       Meeting of 17 June 2006 for the derivative
       acquisition of shares of the Bank by the Bank
       and the Subsidiaries comprising the Group;
       to grant express authorization for the Bank
       and the Subsidiaries comprising the Group to
       acquire shares representing the capital stock
       of the Bank with any compensation permitted
       by Law, within the limits of the Law and subject
       to all legal requirements, up to a maximum
       limit  including the shares they already hold
       of 312,714,828 shares or, as appropriate,
       the number of shares equivalent to 5% of the
       capital stock existing at any given time, which
       shares shall be fully paid-in, at a minimum
       price per share equal to the par value and
       a maximum of up to 3% over the listing price
       on the Electronic Market of the Spanish Stock
       Exchanges aincluding the block marketa on the
       date of acquisition, this authorization may
       only be exercised within 18 months from the
       date on which the General Shareholders  Meeting
       is held, the authorization includes the acquisition
       of shares, if any, that must be conveyed directly
       to the employees and management of the Company,
       or that must be conveyed as a result of the
       exercise of the options they hold

6.A    The first paragraph of Article 1 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 1 will read as specified

6.B    Article 28 of the Bylaws is amended to read               Mgmt          For                            For
       as specified

6.C    The second paragraph of Article 36 of the Bylaws          Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       second paragraph of Article 36 will read as
       specified

6.D    The last paragraph of Article 37 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       last paragraph of Article 37 will read as specified

6.E    The first paragraph of Article 40 of the Bylaws           Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 40 will read as
       specified

7.A    The Preamble to the Rules and Regulations for             Mgmt          For                            For
       the General Shareholders  Meeting is amended
       to read as specified

7.B    Article 2 of the Rules and Regulations for the            Mgmt          For                            For
       General Shareholders  Meeting is amended to
       read as specified

7.C    Article 21 of the Rules and Regulations for               Mgmt          For                            For
       the General Shareholders  Meeting is amended
       through the addition of a new sub-section 2
       and the renumbering of the current sub-section
       2 as a new sub-section 3, such that Article
       21 will read as specified

7.D    A new Article 22 is added below Article 21 of             Mgmt          For                            For
       the Rules and Regulations for the General Shareholders
       Meeting, which will read as specified

8.     To delegate to the Board of Directors, pursuant           Mgmt          For                            For
       to the provisions of Section 153.1.a) of the
       Business Corporations Law, the broadest powers
       to do the following within one year from the
       date on which this General Shareholders  Meeting
       is held: set the date and terms and conditions,
       in all matters not provided for by the shareholders
       themselves acting at the General Shareholders
       Meeting, for a capital increase approved at
       such General Shareholders  Meeting, in the
       amount of three hundred seventy-five million
       euros; In exercising these delegated powers,
       the Board of Directors shall (by way of example
       and not of limitation) determine if the capital
       increase shall be carried out by issuing new
       shares with or without a premium and with or
       without voting rights or by increasing the
       par value of existing shares, through new cash
       contributions or by charging the increase to
       unrestricted reserves, or some combination
       of the two methods; determine the deadline
       for exercising pre-emptive rights (or for negotiating
       the right to gratuitous assignment) in the
       event of the issuance of new shares; freely
       offer the shares not subscribed for by such
       deadline; establish that, in the event the
       issue is not fully subscribed, the capital
       will be increased only by the amount of the
       actual subscriptions; and reword the Article
       of the Company s Bylaws pertaining to share
       capital; If the Board of Directors does not
       exercise the powers delegated to it within
       the period provided by the shareholders acting
       at the Shareholders  Meeting for carrying out
       this resolution, such powers shall become void
       once the deadline has passed; The Board of
       Directors is also authorized to delegate to
       the Executive Committee the delegable powers
       granted pursuant to this resolution

9.     To empower the Board of Directors, pursuant               Mgmt          For                            For
       to the general rules for the issuance of debentures
       and pursuant to the provisions of Section 319
       of the Regulations of the Commercial Registry,
       to issue, in one or more tranches, fixed income
       securities up to the sum of THIRTY-FIVE BILLION
       EUROS or the equivalent thereof in another
       currency, in any of the forms permitted by
       law, including bonds, certificates, notes,
       and debentures, including such subordinated
       debentures as are set forth in sub-section
       1 of Section 7 of Law 13/1985, of 25 May and
       Section 20.1 of Royal Decree 1343/1992, of
       6 November, these securities may be unsecured
       or carry guarantees of any kind, including
       mortgage backing, they may be represented by
       certificates or may be book-entry securities,
       the securities issued under this authorization
       shall be numbered consecutively for each issue,
       beginning with number 1, each issue shall constitute
       a single series, the securities may be fully
       or partially exchangeable for existing shares
       of the issuing Company itself or for shares
       of other Entities, if they are exchangeable,
       such exchange may be voluntary or mandatory,
       if voluntary, such exchange may be at the option
       of the holder of the securities or of the issuer,
       they may also include an option to buy such
       shares, the securities may be issued in the
       Spanish territory or abroad, under Spanish
       or foreign law, they may be denominated in
       Spanish or foreign currency, provided, however,
       that if they are denominated in foreign currency,
       the equivalent thereof in euros shall be stated,
       the Board of Directors is empowered to freely
       determine all other terms of the issue(s),
       as well as whether each issue is perpetual
       or amortizable, if amortizable, it may determine
       the amortization schedule, all within the limits
       set by law. Furthermore, in general, it may
       execute without any limitation whatsoever any
       public or private instruments required or that
       the Board may deem advisable in order to carry
       out this resolution, it may also, as appropriate,
       designate the Trustee aComisarioa and approve
       the basic rules that shall govern the legal
       relationship between the Bank and the Syndicate
       of holders of the securities issued, with respect
       to the limit to the delegation, the stated
       amount of THIRTY-FIVE BILLION EUROS constitutes
       the maximum global limit for the par value
       amount that may be outstanding at any given
       time for notes or similar securities issued
       plus the par value issued for all other securities
       likewise issued under this authorization conferred
       upon the Board of Directors, this power may
       be exercised by the Board of Directors within
       a period of five years from the date the resolution
       is adopted by the shareholders at the General
       Shareholders  Meeting, after which time any
       portion thereof that has not been exercised
       shall be cancelled, it is stated for the record
       that, as provided by Section 111 bis of Law
       24/1988, of 28 July and the Fourth Additional
       Provision of Law 26/1988, of 29 July, the limitation
       regarding the issuance of debentures set forth
       in sub-section 1 of Section 282 of the Restated
       Text of the Business Corporations Law does
       not apply to the Bank; to also empower the
       Board to decide, on a case-by-case basis, the
       repayment terms for the fixed income securities
       issued under this authorization. It may use
       the withdrawal means referred to in sub-sections
       a), b), and c) of Section 306 of the restated
       text of the Business Corporations Law; To also
       empower the Board of Directors so that when
       it so deems advisable, and subject to obtaining
       the necessary official authorizations and,
       as appropriate, the approval at the Meetings
       of the pertinent Syndicates of Holders of the
       securities, it may modify the conditions for
       repayment of the fixed income securities which
       have been issued and the respective terms thereof,
       as well as the rate of interest, if any, accruing
       on the securities included in each issuance
       under the foregoing authorization; the Board
       of Directors is authorized to delegate to the
       Executive Committee the powers granted under
       sub-sections I), II) and III) above

10.    Authorization to deliver, without charge, 100             Mgmt          For                            For
       Santander shares to each of the employees of
       Companies of the Group who satisfy the conditions
       established in the resolution to be adopted
       by the shareholders at the Meeting, also explicitly
       authorizing such delivery to the executive
       Directors and General Managers of the Bank
       who also meet such conditions

11.    Amendment of the incentive plan for Abbey managers        Mgmt          For                            For
       by means of the delivery of Santander shares
       approved by the shareholders at the Ordinary
       General Shareholders  Meeting of 17 June 2006
       and linked to the attainment of revenue and
       profit targets of such British entity

12.    Approval, in connection with the long-term Incentive      Mgmt          For                            For
       Policy approved by the Board of Directors,
       of various plans for the delivery of Santander
       shares, for implementation thereof by the Bank
       and companies within the Santander Group and
       linked to certain permanence requirements or
       to changes in total shareholder return and
       the Bank s earnings per share

13.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO ISSUER PAY MEETING. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701313152
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jul-2007
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE FROM 26 JUL 2007 TO 27 JUL
       2007 DUE TO FAILURE TO REACH THE REQUIRED QUORUM,
       THE NORMAL MEETING IS CHANGED TO ISSUER PAY
       MEETING AND CHANGE IN MEETING TYPE. PLEASE
       ALSO NOTE THE NEW CUT-OFF IS 18 JUL 2007. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Authorisation to the Board of Directors so that           Mgmt          For                            For
       it may, pursuant to the provisions of Section
       153.1.b) of the Business Corporations Law [Ley
       de Sociedades Anonimas], increase capital on
       one or more occasions and at any time, within
       a period of three years, by means of cash contributions
       and up to the maximum nominal amount of 1,563,574,144.5
       euros, all under such terms and conditions
       as it deems appropriate, depriving of effect
       the authorisation granted under resolution
       Seven.II) of the Ordinary General Meeting of
       Shareholders of 18 June 2005. Delegation of
       powers to exclude pre-emptive rights, under
       the provisions of Section 159.2 of the Business
       Corporations Law.

2.     Issuance of debentures mandatorily convertible            Mgmt          For                            For
       into Banco Santander shares in the amount of
       5,000,000,000 euros. Provision for incomplete
       subscription and exclusion of pre-emptive rights.
       Determination of the basis for and terms of
       the conversion and increase in share capital
       in the amount required to satisfy the requests
       for conversion. Delegation to the Board of
       Directors of the power to implement the issuance
       and establish the terms thereof as to all matters
       not contemplated by the General Meeting.

3.     Authorisation to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       NOTE DIRECTED TO INVESTORS: PLEASE BE ADVISED             Non-Voting
       THAT ADDITIONAL INFORMATION CONCERNINGS SANTANDER,
       S.A. CAN ALSO BE VIEWED ON THE COMPANY WEBSITE:
       http://www.santander.com/

       NOTE DIRECTED TO CUSTODIAN BANKS: PLEASE BE               Non-Voting
       ADVISED THAT ADDITIONAL INFORMATION CONCERNINGS
       SANTANDER, S.A. CAN ALSO BE VIEWED ON THE COMPANY
       WEBSITE: http://www.santander.com/




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701582846
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476993 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING TURNED TO ISSUER PAY MEETING AND CHANGE
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Examination and approval, if deemed appropriate.          Mgmt          For                            For
       of the annual accounts [balance sheet, profit
       and loss statement, statements of changes in
       net assets and cash flows, and notes] and of
       the corporate management of Banco Santander,
       S.A and its consolidated Group, all with respect
       to the Fiscal Year ended 31 DEC 2007.

2.     Application of results from Fiscal Year 2007.             Mgmt          For                            For

3.A    Ratification of the appointment of Mr. Juan               Mgmt          For                            For
       Rodriguez Inciarte.

3.B    Re-election of Mr. Luis Alberto Salazar-Simpson           Mgmt          For                            For
       Bos.

3.C    Re-election of Mr. Luis Angel Rojo Duque.                 Mgmt          For                            For

3.D    Re-election of Mr. Emilio Botin-Sanz de Sautuola          Mgmt          For                            For
       y Garcia de los Rios.

4.     Re-election of the Auditor of Accounts for Fiscal         Mgmt          For                            For
       Year 2008.

5.     Authorization for the Bank and its Subsidiaries           Mgmt          For                            For
       to acquire their own stock pursuant to the
       provisions of Section 75 and the first additional
       provision of the Business Corporations Law
       [Ley de Sociedades Anonimas], depriving of
       effect the authorization granted by the shareholders
       at the General Shareholders' Meeting held on
       23 JUN 2007 to the extent of the unused amount.

6.     Approval, if appropriate, of new Bylaws and               Mgmt          For                            For
       abrogation of current Bylaws.

7.     Amendment, if appropriate, of Article 8 of the            Mgmt          For                            For
       Rules and Regulations for the General Shareholders'
       Meeting.

8.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to carry out the resolution to be adopted
       by the shareholders at the Meeting to increase
       the share capital, pursuant to the provisions
       of Section 153.1a) of the Business Corporations
       Law, depriving of effect the authorization
       granted by the shareholders at such General
       Meeting on 23 JUN 2007.

9.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities that
       are convertible into and/or exchangeable for
       shares of the Company, setting standards for
       determining the conditions for and modalities
       of the conversion and or exchange and allocation
       to the Board of Directors of the powers to
       increase capital in the required amount, as
       well as to exclude the preemptive subscription
       rights of the shareholders and holders of convertible
       debentures, depriving of effect the authorization
       conferred by resolution Ten approved at the
       Ordinary General Shareholders' Meeting of 21
       JUN 2003.

10.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities not
       convertible into shares.

11.A   With respect to the long-term Incentive Policy            Mgmt          For                            For
       approved by the Board of Directors, approval
       of new cycles and a plan for the delivery of
       Santander shares for implementation by the
       Bank and companies of the Santander Group,
       linked to certain requirements of permanence
       or changes in total shareholder return and
       earnings per share of the Bank.

11.B   Approval of an incentive plan for employees               Mgmt          For                            For
       of Abbey National Plc and other companies of
       the Group in the United Kingdom by means of
       options to shares of the Bank linked to the
       contribution of periodic monetary amounts and
       to certain requirements of permanence.

12.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholder
       at the Meeting, as well as to delegate the
       powers received from the shareholders at the
       Meeting, and the grant of powers to convert
       such resolutions into notarial instruments.




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BANK PUBLIC CO LTD, BANGKOK                                                         Agenda Number:  701162719
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0606R119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Apr-2007
        ISIN:  TH0001010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the 13th AGM of shareholders       Mgmt          For                            For
       held on 12 APR 2006

2.     Acknowledge the report on the results of operations       Mgmt          For                            For
       for the year 2006 as presented in the annual
       report

3.     Acknowledge the report of the Audit Committee             Mgmt          For                            For

4.     Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statement for the year 2006

5.     Approve the appropriation of the profit and               Mgmt          Against                        Against
       the payment of dividend for the year 2006

6.     Elect the Directors in place of those retiring            Mgmt          For                            For
       by rotation

7.     Elect the Additional Directors                            Mgmt          For                            For

8.     Acknowledge the Directors  remuneration                   Mgmt          For                            For

9.     Appoint the Auditors and approve to determine             Mgmt          For                            For
       the remuneration

10.    Approve the issuance and offer for sale of bonds          Mgmt          For                            For
       by the Bank

11.    Other business aif anya                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BAYER AG, LEVERKUSEN                                                                        Agenda Number:  701538300
--------------------------------------------------------------------------------------------------------------------------
    Security:  D07112119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005752000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and resolution
       on the appropriation of the distributable profit
       of EUR 1,031,861,592 as follows: payment of
       a dividend of EUR 1.35 per entitled share ex-dividend
       and payable date: 26 APR 2008

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at a price
       not differing more than 10% from the market
       price of the shares, on or before 24 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or within the scope of the Company's
       Stock Option Plans, and to retire the shares

5.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013, the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       or conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

5.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 I)

6.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013. the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       and conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

6.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 II)

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       Subsidiaries Fuenfte Bayer VV GmbH, Sechste
       Bayer VV GmbH and Erste Bayer VV AG as the
       transfer-ring Companies, effective for a period
       of at least 5 years

8.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447959. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701069571
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2006
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2006, together with the
       Directors  report, the Auditors  report as
       set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2006, together with
       the Directors  report, the Auditors  report
       as set out in the annual report

3.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Plc

4.     Elect Mr. Paul M. Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Limited

5.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Plc

6.     Elect Mr. Marius J. Kloppers as a Director of             Mgmt          For                            For
       BHP Billiton Limited

7.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Plc

8.     Elect Mr. Chris J. Lynch as a Director of BHP             Mgmt          For                            For
       Billiton Limited

9.     Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Plc

10.    Elect Mr. Jacques Nasser as a Director of BHP             Mgmt          For                            For
       Billiton Limited

11.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

12.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

13.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc, who retires by rotation

14.    Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited, who retires by rotation

15.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Plc, who retires by rotation

16.    Re-elect Dr. David C. Brink as a Director of              Mgmt          For                            For
       BHP Billiton Limited, who retires by rotation

17.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

18.    Re-elect Dr. John G.S. Buchanan as a Director             Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

19.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

20.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

21.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree its remuneration

22.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc s Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2007
       and for such period the Section 80 amount
       under the United Kingdom Companies Act 1985
       shall be USD 276,686,499.00

S.23   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc
       s Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2007 and for such period the Section 89
       amount  under the United Kingdom Companies
       Act 1985  shall be USD 61,703,675.00

S.24   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases  Section
       163 of that Act  of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc  shares  provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 246,814,700, being 10% of
       BHP Billiton Plc s issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       Authority expires on the earlier of 25 APR
       2008 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2007 ; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S25.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 DEC
       2006

S25.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 31 MAR
       2007

S25.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 MAY
       2007

S25.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 JUN
       2007

S25.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 30 SEP
       2007

S25.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited or one of its subsidiaries
       within the meaning of Section 736(1) of the
       United Kingdom Companies Act 1985  on 15 NOV
       2007

26.    Approve the remuneration report for the 30 JUN            Mgmt          For                            For
       2006

27.    Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of ASX Listing Rule 10.14, the
       grant of Deferred Shares and the Options under
       the BHP Billiton Limited Group Incentive Scheme
       GIS  and the grant of Performance Shares under
       the BHP Billiton Limited Long Term Incentive
       Plan  LTIP  to the Executive Director and the
       Chief Executive Officer, Mr. Charles W. Goodyear,
       in the manner as specified

28.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Plc Group Incentive Scheme and the
       grant of Performance Shares under the BHP Billiton
       PLC Long Term Incentive Plan to the Executive
       Director and the Group President Non-Ferrous
       Materials, Mr. Marius J. Kloppers, in the manner
       as specified

29.    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of Deferred Shares and Options under the BHP
       Billiton Limited Group Incentive Scheme and
       the grant of Performance Shares under the BHP
       Billiton Limited Long Term Incentive Plan to
       the Executive Director and the Group President
       Carbon Steel Materials, Mr. Chris J. Lynch,
       in the manner as specified

30.    Approve the establishment, operation and administration   Mgmt          For                            For
       of a BHP Billiton Limited Global Employee Share
       Plan, as specified and BHP Billiton Plc Global
       Employee Share Plan, as specified

31.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Plc to all
       the Non-Executive Directors in any year together
       with the remuneration paid to those Non-Executive
       Directors by BHP Billiton Limited from AUD
       3,000,000 to USD 3,000,000; and that this increase,
       for all purposes, including for the purposes
       of Article 76 of the Articles of Association
       of BHP Billiton Plc and ASX Listing Rule 10.17

32.    Approve: to change the maximum aggregate remuneration     Mgmt          For                            For
       which may be paid by BHP Billiton Limited to
       all the Non-Executive Directors in any year
       together with the remuneration paid to those
       Non-Executive Directors by BHP Billiton Plc
       from AUD 3,000,000 to USD 3,000,000; and that
       this increase, for all purposes, including
       for the purposes of Rule 76 of the Constitution
       of BHP Billiton Limited and ASX Listing Rule
       10.17




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701375760
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as set out in the annual report

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          For                            For
       of BHP Billiton Plc who retires by rotation

8.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          For                            For
       of BHP Billiton Limited who retires by rotation

9.     Re-elect Honourable E. Gail De Planque as a               Mgmt          For                            For
       Director of BHP Billiton Plc who retires by
       rotation

10.    Re-elect Honourable E. Gail De Planque as a               Mgmt          For                            For
       Director of BHP Billiton Limited who retires
       by rotation

11.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          For                            For
       of BHP Billiton Plc who retires by rotation

12.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          For                            For
       of BHP Billiton Limited who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve to renew the authority and power to               Mgmt          For                            For
       allot relevant securities conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve to renew the authority and power to               Mgmt          For                            For
       allot equity securities for cash conferred
       on the Directors by Article 9 of BHP Billiton
       Plc's Articles of Association for the period
       ending on the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008 and for such period the Section 89 amount
       [under the United Kingdom Companies Act 1985]
       shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc [shares] provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 232,802,528, being 10% of
       BHP Billiton Plc's issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of deferred shares and options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of performance shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director, Mr.
       Marius J. Kloppers, as specified

20.    Approve the grant of deferred shares and options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. Charles W. Goodyear, as
       specified

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701207412
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1058Q238                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2007
        ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the consolidated balance sheet at 31              Mgmt          For                            For
       DEC 2006 and the consolidated profit and loss
       account for 2006, prepared in accordance with
       the International Accounting Standards (IFRS)
       adopted by the European Union

O.2    Approve the Bank s balance sheet at 31 DEC 2006           Mgmt          For                            For
       and the profit and loss account for the year
       then ended, prepared in accordance with French
       Accounting Standards and the net income figure
       of EUR 5,375,377,317.47

O.3    Approve to appropriation of net income as specified;      Mgmt          For                            For
       the total dividend of EUR 2,891,923,319.00
       to be paid to BNP Paribas shareholders corresponds
       to a dividend of EUR 3.10 per share with a
       par value of EUR 2.00; authorize the Board
       of Directors to credit dividends payable on
       shares held in treasury stock to un appropriated
       retained earnings the proposed dividend is
       eligible for the tax allowance granted to individuals
       domiciled for tax purposes in France as provided
       for by Article 158-3-2 of the French Tax Code;
       authorize the Board of Directors to deduct
       from unappropriated retained earnings the amount
       necessary to pay the specified dividend on
       shares issued on the exercise of Stock Options
       prior to the ex-dividend date

O.4    Receive the terms of the Auditors  special report         Mgmt          For                            For
       on transactions and agreements governed by
       Article L. 225-38 of the French Commercial
       Code and approve the transactions and agreements
       entered into during the year, as approved in
       advance by the Board of Directors and as specified

O.5    Authorize the Board, in accordance with Article           Mgmt          For                            For
       L. 225-209 ET SEQ of the French Commercial
       Code, to buy back a number of shares representing
       up to 10% of the bank s issued capital, i.e.,
       a maximum of 93,287,849 shares at 22 JAN 2007;
       these shares may be acquired for the purposes
       as specified; the shares may be purchased at
       any time, unless a public offer is made in
       respect of the bank s shares, subject to the
       applicable regulations, and by any appropriate
       method, including in the form of block purchases
       or by means of derivative instruments traded
       on a regulated market or over the-counter;
       the price at which shares may be acquired under
       this authorization may not exceed EUR 105 per
       share, representing a maximum purchase price
       of EUR 9,795,224,145 based on the bank s issued
       capital at 22 JAN 2007; this price may, however,
       be adjusted to take into account the effects
       of any corporate actions; authorize the Board
       of Directors, with the option of delegating
       said powers subject to compliance with the
       applicable law, to use this authorization and,
       in particular, to place orders on the stock
       exchange, enter into all agreements regarding
       the keeping of share purchase and sale registers,
       to carry out all formalities and make all declarations

O.6    Ratify the Board of Directors 08 MAR 2007 appointment     Mgmt          For                            For
       of Mr. Suzanne Berger Keniston as a Director
       aauthority expires at the close of general
       meeting called in 2008 and approve the 2007
       financial statements

O.7    Approve to renew Mr. Louis Schweitzer s as a              Mgmt          For                            For
       Director for a period of 3 years, expiring
       at the close of the general meeting to be called
       in 20I0 and approve the 2009 financial statements

O.8    Authorize the bearer of an original, copy or              Mgmt          For                            For
       extract of the minutes of this meeting to carry
       out all legal and administrative formalities
       and to make all filings and publish all notices
       required by the applicable Law

E.9    Amend the 38-month authorization given in the             Mgmt          For                            For
       15th resolution adopted by the EGM of 18 MAY
       2005; the amendment is to provide for the early
       termination of the applicable vesting and holding
       periods in the event of disability of a beneficiary,
       in accordance with Act 1770-2006 of 30 DEC
       2006 relating to the promotion of employee
       profit-sharing and share ownership

E.10   Amend the 26-month authorization given to the             Mgmt          For                            For
       Board of Directors in the 22nd resolution adopted
       by the EGM of 23 MAY 2006 to increase the bank
       s capital via the issue of shares reserved
       for Members of the BNP Paribas Corporate Savings
       Plan as specified

E.11   Authorize the Board of Directors in accordance            Mgmt          For                            For
       with Article L.225-209 of the French Commercial
       Code, to cancel, on one or several occasions,
       some or all of the BNP Paribas shares that
       the bank currently holds or that it may acquire
       in accordance with the conditions laid down
       by the OGM, provided that the number of shares
       cancelled in any 24 month period does not exceed
       10% of the total number of shares outstanding;
       the difference between the purchase price of
       the cancelled shares and their par value will
       be deducted from additional paid-in capital
       and reserves available for distribution, with
       an amount corresponding to 10% of the capital
       reduction being deducted from the Legal Reserve;
       authorize the Board of Directors to implement
       this authorization, carry out all acts, formalities
       and declarations, including the amendment of
       the Articles of Association, and generally,
       do all that is necessary, with the option of
       delegating said powers subject to compliance
       with the applicable law; aauthority expires
       at the end of 18 monthsa; in addition, authorize
       the Board of Directors, in accordance with
       Article L. 225-204 of the French Commercial
       Code, to reduce BNP Paribas  capital by canceling
       the 2,638,403 BNP Paribas shares acquired following
       the full asset transfer that took place in
       connection with the Merger of Societe Centrale
       D  Investissements into BNP Paribas on 23 MAY
       2006; authorize the Board of Directors for
       an I8-month period to deduct the difference
       between the carrying amount of the cancelled
       shares and their par value from additional
       paid-in capital and reserves available for
       distribution, with an amount corresponding
       to 10% of the capital reduction being deducted
       from the legal reserve

E.12   Approve the merger in accordance with the specified       Mgmt          For                            For
       terms and conditions, to be carried out by
       BNL transferring to BNP Paribas all of its
       assets, in return for BNP Paribas assuming
       all of BNL s liabilities; authorize the Board
       of Directors to carry out a capital increase
       in connection with the merger, whereby BNL
       shareholders will be granted a total number
       of BNP Paribas shares with a par value of EUR
       2 each, ranging from 402,735 to 1,539,740 (representing
       between EUR 805,470 and EUR 3,079,480) depending
       on the number of BNL shares held by third parties
       on the merger completion date; these newly-issued
       shares will be allocated based on a ratio of
       one (1) BNP Paribas share for 27 BNL shares
       at the merger completion date, taking into
       account the fact that no BNL shares held by
       BNP Paribas will be exchanged for the Bank
       s own shares, in accordance with Article L.
       236-3 of the French Commercial Code; approve
       the completion date for said merger, as specified
       in the draft merger agreement; as from the
       merger completion date - which must be no later
       than 31 DEC 2007 - all operations carried out
       by BNL will be considered for accounting purposes
       as having been performed by BNP Paribas; notes
       that the difference between the value of the
       transferred net assets at 31 DEC 2006, corresponding
       to BNP Paribas  share of the underlying net
       assets (representing between EUR 4,415 million
       and EUR 4,476 million) and the estimated carrying
       amount of BNP Paribas  interest in BNL as recorded
       in BNP Paribas  accounts at the merger completion
       date, represents a technical merger goodwill
       of between EUR 4,536 million and EUR 4,597
       million; approve any adjustments to be made
       to the above-mentioned technical merger goodwill
       based on the actual amount of the net assets
       transferred and the carrying amount of BNP
       Paribas  interest in BNL at the merger completion
       date, and approves the allocation of the adjusted
       technical merger goodwill as provided for in
       the draft merger agreement; approve that, as
       from the merger completion date, the new shares
       to be issued as consideration for the assets
       transferred to BNP Paribas in connection with
       the merger will carry the same rights and be
       subject to the same legal requirements as existing
       shares, and that an application will be made
       for them to be listed on the Euro list market
       of Euro next Paris (Compartment A); authorize
       the Board of Directors to sell all the BNP
       Paribas shares corresponding to fractions of
       shares as provided for in the draft merger
       agreement; approve that the difference between
       the amount corresponding to the portion of
       the net assets transferred to BNP Paribas held
       by shareholders other than BNP Paribas and
       BNL at the merger completion date, and the
       aggregate par value of the shares remitted
       as consideration for said asset transfer (representing
       between EUR 14.7 million and EUR 57.4 million)
       will be credited to a merger premium account
       to which all shareholders shall have equivalent
       rights; authorize (i) the adjustment of said
       premium at the merger completion date in order
       to reflect the definitive value of the net
       assets transferred to BNP Paribas and the number
       of BNP Paribas shares actually issued, and
       (ii) the allocation of the adjusted merger
       premium, as provided for in the draft merger
       agreement; as a result of the merger of BNL
       into BNP Paribas, approves the dissolution
       of BNL without liquidation at the merger completion
       date, and as from that date the replacement
       of BNL by BNP Paribas in relation to all of
       BNL s rights and obligations; as a result of
       the merger of BNL into BNP Paribas and subject
       to the terms and conditions of the draft merger
       agreement, authorizes BNP Paribas to take over
       BNL s commitments arising from the stock options
       awarded to the Employees and Corporate Officers
       of BNL and its subsidiaries under the Stock
       Option Plans listed in the appendix to the
       draft merger agreement; approve the Auditors
       special report, resolves to waive in favour
       of holders of the above stock options, all
       pre-emptive rights to subscribe for the shares
       to be issued on exercise of the options; grant
       full powers to the Board of Directors to use
       this authorization, with the option of delegating
       said powers subject to compliance with the
       applicable law; this includes (i) placing on
       record the number and par value of the shares
       to be issued on completion of the merger and,
       where appropriate, the exercise of options,
       (ii) carrying out the formalities related to
       the corresponding capital increases, (iii)
       amending the bank s Articles of Association
       accordingly, and (iv) more generally, taking
       any and all measures and carrying out any and
       all formalities appropriate or necessary in
       relation to the transaction

E.13   Approve: the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of Compagnie Immobiliere
       de France into BNP Paribas; the transfer of
       Compagnie Immobiliere de France s entire asset
       base to BNP Paribas; notes that since the draft
       merger agreement was filed with the Paris Commercial
       Court, BNP Paribas has held all of the shares
       making up the capital of Compagnie Immobiliere
       de France and consequently the merger will
       not lead to an increase in BNP Paribas  share
       capital nor to an exchange of Compagnie Immobiliere
       de France shares for BNP Paribas shares, in
       accordance with Article L.236-II of the French
       Commercial Code; the amount of the assets transferred
       by Compagnie Immobiliere de France and the
       valuation thereof, as well as the amount of
       the technical merger goodwill and its allocation
       as provided for in the merger agreement; as
       a result of the foregoing and subject to the
       conditions precedent provided for in the merger
       agreement, Compagnie Immobiliere de France
       will be automatically dissolved without liquidation
       and BNP Paribas will simply replace Compagnie
       Immobiliere de France in relation to all of
       its rights and obligations and authorize the
       Board of Directors to record the fulfillment
       of the conditions precedent set out in the
       merger agreement and to take any and all measures
       and carry out any and all formalities appropriate
       or necessary in relation to the transaction,
       with the option of delegating said powers to
       the Chief Executive Officer

E.14   Approve; the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of Societe Immobiliere
       du 36 avenue de l Opera into BNP Paribas; the
       transfer of Societe Immobiliere du 36 avenue
       de l Opera s entire asset base to BNP Paribas;
       notes that since the draft merger agreement
       was filed with the Paris Commercial Court,
       BNP Paribas has held all of the shares making
       up the capital of Societe Immobiliere du 36
       avenue de l Opera and consequently the merger
       will not lead to an increase in BNP Paribas
       share capital nor to an exchange of Societe
       Immobiliere du 36 avenue de l Opera shares
       for BNP Paribas shares, in accordance with
       Article L.236- II of the French Commercial
       Code; the amount of the assets transferred
       by Societe Immobiliere du 36 avenue de l Opera
       and the valuation thereof, as well as the amount
       of the technical merger goodwill and its allocation
       as provided for in the merger agreement; that,
       as a result of the foregoing, Societe Immobiliere
       du 36 avenue de l Opera is dissolved without
       liquidation as from the date of this Meeting
       and that BNP Paribas will henceforth simply
       replace Societe Immobiliere du 36 avenue de
       l Opera in relation to all of its rights and
       obligations and authorize the Board of Directors
       to take any and all measures and carry out
       any and all formalities appropriate or necessary
       in relation to the transaction, with the option
       of delegating said powers to the Chief Executive
       Officer

E.15   Approve: the terms of the merger agreement and            Mgmt          For                            For
       authorizes the merger of CAPEFI into BNP Paribas;
       the transfer of CAPEFI s entire asset base
       to BNP Paribas; notes that since the draft
       merger agreement was filed with the Paris Commercial
       Court, BNP Paribas has held all of the shares
       making up the capital of CAPEFI and consequently
       the merger will not lead to an increase in
       BNP Paribas  share capital nor to an exchange
       of CAPEFI shares for BNP Paribas shares, in
       accordance with Article L.236- II of the French
       Commercial Code; the amount of the assets transferred
       by CAPEFI and the valuation thereof, as well
       as the amount of the technical merger goodwill
       and its allocation as provided for in the merger
       agreement; that, as a result of the foregoing,
       CAPEFI is dissolved without liquidation as
       from the date of this meeting and BNP Paribas
       will henceforth simply replace CAPEFI in relation
       to all of its rights and obligations; authorize
       the Board of Directors to take any and all
       measures and carry out any and all formalities
       appropriate or necessary in relation to the
       transaction, with the option of delegating
       said powers to the Chief Executive Officer

E.16   Amend the bank s Articles of Association in               Mgmt          For                            For
       accordance with Decree No. 2006-1566 of 11
       DEC 2006 which amends the terms and conditions
       relating to attendance at shareholders  meetings
       provided for in the Decree of 23 MAR 1967 concerning
       commercial Companies; consequently, Article
       18 of Section V of the Articles of Association
       is amended to read as specified

E.17   Authorize the bearer of an original, copy or              Mgmt          For                            For
       extract of the minutes of this Meeting to carry
       out all legal and administrative formalities
       and to make all filings and publish all notices
       required the applicable Law




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701502999
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1058Q238                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FYE in 31 DEC
       2007, in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented,
       showing an after Tax net income of EUR 4,531,
       812,601.84

O.3    Authorize the Board of Directors, to resolves             Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: net income for the FY: EUR 4,531,812,601.84
       profit retained earnings: EUR 12,439,561,352.21
       total EUR 16,971,373,954.05 to the special
       investment reserve: EUR 19,544, 500.00 dividends:
       EUR 3,034,079,740 .75 retained earnings: EUR
       13,917,7 49,713.30 total : EUR 16,971,373,95
       4.05 the shareholders will receive a net dividend
       of EUR 3.35 per s hare [of a par value of EUR
       2.00 each], and will entitle to the deduction
       provided by the French Tax Code [Article 158.3.2],
       this dividend will be paid on 29 MAY 2008,
       the Company holding some of its own shares,
       so that the amount of the unpaid dividend on
       such shares shall be allocated to the 'retained
       earnings' account as required by Law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 2.00 for FY 2004
       EUR 2.60 for FY 2005 EUR 3.10 for FY 2006;
       and to withdraw from the 'retained earnings'
       account the necessary sums to pay the dividend
       above mentioned, related to the shares of which
       the exercises of the stock subscription options
       were carried out before the day the dividend
       was paid

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       sequential of the French Commercial Code, approves
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, that is 90,569, 544 shares, maximum
       funds invested in the share buybacks: EUR 9,056,95
       4,400.00; [authority expires at 18 month period]
       it supersedes the authorization granted by
       the combined shareholders' meeting of 15 MAY
       2007 in its Resolution number 5; and to take
       all necessary measures and accomplish all necessary
       formalities

O.6    Appoints Mrs. Daniela Weber Rey as a Director             Mgmt          For                            For
       for a 3 year period

O.7    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Grappotte as Director for a 3 year period

O.8    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Lepet it as Director for a 3 year period

O.9    Approve to renew appointment of Mrs. Suzanne              Mgmt          For                            For
       Berge R. Keniston as Director for a 3 year
       period

O.10   Approve to renew appointment of Mrs. Helene               Mgmt          For                            For
       Ploix as Director for a 3 year period

O.11   Approve to renew appointment of Mr. Baudouin              Mgmt          For                            For
       Prot as Director for a 3 year period

O.12   Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscript ion rights maintained, of BNP Pariba
       s' ordinary shares and securities giving access
       to BNP Paribas' capital, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000 .00, [authority
       expires at 26 month period] it Supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       350,000,000.00, by issuance, without preemptive
       subscription rights and granting of a priority
       time limit, of BNP Paribas' shares and securities
       giving access to BNP Paribas' capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00;
       [authority expires at 26 month period]; it
       supersedes, for the unused amounts, any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, without preemptive
       subscript ion rights, the share capital to
       a maximum nominal amount of EUR 250,0 00,000.00,
       by issuance of shares tendered to any public
       exchange offer made by BNP Paribas; [Authority
       expires at 26 month period], and to take all
       necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing , without pre emptive
       subscription rights, shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of unquoted capital securities;
       [Authority expires at 26 month period] and
       to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.17   Approve to decides that the overall nominal               Mgmt          For                            For
       amount pertaining to: the capital increases
       to be carried out with the use of the authorizations
       given by Resolutions 14 to 16 shall not exceed
       EUR 350,000,000.00, the issues of debt securities
       to be carried out with the use of the authorizations
       given by Resolutions Number 14 to 16 shall
       not exceed EUR 7,000,000,000.00, the shareholders'
       subscription rights being cancelled

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 1,000,000 ,000.00, by way of
       capitalizing reserves, profits, or additional
       paid in capital, by issuing bonus shares or
       raising the par value of existing shares, or
       by a combination of these methods; [Authority
       expires at 26 month period] it supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Approve the overall nominal amount of the issues,         Mgmt          For                            For
       with or without pre-emptive subscription rights,
       pertaining to: the capital increases to be
       carried out with the use of the delegations
       given by Resolutions 13 to 16 shall not exceed
       EUR 1,00 0,000,000.00, the issues of debt securities
       to be carried out with the use of the delegations
       given by Resolutions Number 13 to 16 shall
       not exceed EUR 10,000,000,000.00

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares,
       in favour of Members of a Company savings plan
       of the group BNP Paribas; [Authority expires
       at 26 month period] and for a nominal amount
       that shall not exceed EUR 36,000,000.00, it
       supersedes, for the unused amounts, any and
       all earlier authorization to the same effect;
       and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned; and to
       take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.21   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees of BNP Paribas
       and Corporate Officers of the related Companies,
       they may not represent more than 1.5 % of the
       share capital; [Authority expires at 38 month
       period], it supersedes, for the unused amounts,
       any and all earlier authorization to the same
       effect; and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of any persons concerned by the characteristics
       given by the Board of Directors; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of employees
       and Corporate Officers of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3 % of the share
       capital, the total number of shares allocated
       free of charge, accordingly with t he authority
       expires in its Resolution 21, shall count against
       this ceiling, the present authorization is
       granted for a 38 month period, it supersedes,
       for the amounts unused, any and all earlier
       delegations to the same effect; and to decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries of the
       stock subscription options; and to take all
       necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the shares held by the Company
       in connection with a Stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period; [Authority expires
       at 18 month period] it supersedes the authorization
       granted by the shareholders' meeting of 15
       MAY 2007 in its Resolution 11; and to take
       all necessary measures and accomplish all necessary
       formalities

E.24   Amend the Article Number 18 of the By Laws                Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701050344
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Nov-2006
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2006, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 6.7p per ordinary             Mgmt          For                            For
       share for the YE 30 JUN 2006

3.     Re-appoint Mr. Chase Carey as a Director                  Mgmt          For                            For

4.     Re-appoint Mr. Nicholas Ferguson as a Director            Mgmt          For                            For

5.     Re-appoint Mr. James Murdoch as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Jacques Nasser as a Director               Mgmt          For                            For

7.     Re-appoint Mr. David Devoe as a Director                  Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Receive the report of Directors  remuneration             Mgmt          For                            For
       for the YE 30 JUN 2006

12.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 as amended
       the Act , to make donations to EU political
       organization as defined in Section 347A of
       the Act, not exceeding GBP 100,000 in total
       and to incur EU political expenditure up to
       a maximum aggregate amount of GBP 100,000 in
       total;  Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2007 or on 31 DEC 2007  provided that the authorized
       sum referred above be comprised of one or more
       amounts in different currencies which for the
       purposes of calculating the said sum, shall
       be converted into pounds sterling at the exchange
       rate published in the London edition of the
       Financial Times of the day on which the relevant
       donation is made or expenditure incurred  or
       the first business day thereafter  or, if earlier,
       on the day in which the Company enters into
       any contract or undertaking in relation to
       the same

13.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act 1985
       as amended  the Act , to allot relevant securities
       up to an aggregate nominal amount of GBP 295,000,000
       approximately 33% of the nominal issued ordinary
       share capital ;  Authority expires at the conclusion
       of the next AGM of the Company ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

s.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the Act to allot equity securities with
       in the meaning Section 94 of the Act, for cash
       pursuant to the authority conferred by Resolution
       13, dis-applying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue; and b) up to an aggregate nominal
       amount of GBP 44,000,000  5% of the nominal
       issued ordinary share capital ; and authorize
       the Directors to make offers or which would
       or might require equity securities to be allotted
       after the expiry of such period




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701375051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2007, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend for the YE 30 JUN 2007           Mgmt          For                            For

3.     Re-appoint Mr. Jeremy Darroch as a Director               Mgmt          For                            For

4.     Re-appoint Mr. Andrew Higginson as a Director             Mgmt          For                            For

5.     Re-appoint Ms. Gail Rebuck as a Director                  Mgmt          For                            For

6.     Re-appoint Lord Rothschild as a Director                  Mgmt          For                            For

7.     Re-appoint Mr. David F. DeVoe as a Director               Mgmt          For                            For

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Approve the report on Directors' remuneration             Mgmt          For                            For
       for the YE 30 JUN 2007

12.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at the time
       at which this resolution is passed or at any
       time during the period for which this resolution
       has effect, in accordance with Sections 366
       and 367 of the Companies Act 2006 [the 2006
       Act] to: a) make political donations to political
       parties or independent election candidates,
       as defined in Sections 363 and 364 of the 2006
       Act, not exceeding GBP 100,000 in total; b)
       make political donations to political organizations
       other than political parties, as defined in
       Sections 363 and 364 of the 2006 Act, not exceeding
       GBP 100,000 in total; and c) incur political
       expenditure, as defined in Section 365 of the
       2006 Act, not exceeding GBP 100,000 in total;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 31 DEC
       2008]; provided that the authorized sum referred
       to in Paragraphs (a), (b) and (c) above may
       be comprised of one or more amounts in different
       currencies which, for the purposes of calculating
       the said sum, shall be converted into Pounds
       Sterling at the exchange rate published in
       the London edition of the financial times on
       the day which the relevant donation is made
       or expenditure incurred [or the 1st business
       day thereafter]

13.    Authorize the Directors, pursuant to an din               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985 as amended [the 1985 Act], to allot
       relevant securities up to an maximum nominal
       amount of GBP 289,000,000 [33% of the nominal
       issued ordinary share capital of the Company];
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 13,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue; b) up
       to an aggregate nominal amount of GBP 43,500,000
       [5% of the nominal issued share capital of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company, as specified, as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 BUMIPUTRA-COMMERCE HOLDINGS BHD                                                             Agenda Number:  701540254
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1002C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 25 sen less income            Mgmt          For                            For
       tax of 26% for the YE 31 DEC 2007 payable on
       30 MAY 2008 to shareholders registered in the
       Company's books at the close of business on
       20 MAY 2008

3.     Re-elect Tan Sri Dato' Md Nor Md Yusof as a               Mgmt          For                            For
       Director, who retires in accordance with the
       Company's Articles of Association

4.     Re-elect Dato' Nazir Razak as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Dato' Mohd Shukri Hussin as a Director,          Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.     Re-elect Mr. Hiroyuki Kudo as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

7.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 90,000 per Director per annum in respect
       of the YE 31 DEC 2007

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company at any time until the conclusion
       of the next AGM and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that the aggregate number of shares to be issued
       does not exceed 10% of the issued share capital
       of the Company for the time being, subject
       always to the approval of all the relevant
       regulatory bodies being obtained for such allotment
       and issue

10.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965 [as may be amended, modified or re-enacted
       from time to time], the Company's Articles
       of Association and the requirements of the
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and approvals of all relevant governmental
       and/or regulatory authorities, to purchase
       such number of ordinary shares of MYR 1.00
       each in the Company [proposed Shares Buy-Back]
       as may be determined by the Board of Directors
       of the Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Board of Directors may deem fit and expedient
       in the interest of the Company provided that
       the aggregate number of ordinary shares purchased
       and/or held pursuant to this resolution does
       not exceed 10% of the total issued and paid-up
       share capital of the Company at any point in
       time and an amount not exceeding the total
       retained profits of approximately MYR 1,335.3
       Million and/or share premium account of approximately
       MYR 5,174.2 Million of the Company based on
       the audited financial statements for the FYE
       31 DEC 2007 be allocated by the Company for
       the proposed Shares Buy-Back and that the ordinary
       shares of the Company to be purchased are to
       be cancelled and/or retained as treasury shares
       and subsequently be cancelled, distributed
       as dividends or re-sold on Bursa Securities;
       and authorize the Board of Directors of the
       Company to do all acts and things to give effect
       to the proposed Shares Buy-Back; [Authority
       expires the earlier of the conclusion of the
       next AGM of BCHB in 2009 or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701150815
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05124144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2007
        ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial      Code, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

3.26   Appoint a Director                                        Mgmt          For                            For

3.27   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701477398
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05124144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701203717
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13923119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Apr-2007
        ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 367825 DUE TO ADDITONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the reports of the Executive Committee,           Mgmt          No vote
       the Supervisory Board and the Auditors, financial
       statements FYE 2006 as presented accordingly,
       and grant permanent discharge to the Executive
       Committee for the performance of its duties
       during the said FY

2.     Receive the reports of the Executive Committee,           Mgmt          No vote
       the Supervisory Board and the Auditors; approve
       the consolidated financial statements for the
       said FY in the form presented to the meeting

3.     Approve the special report of the Auditors on             Mgmt          No vote
       agreements governed by Articles L. 225-86 Et
       Seq of the French Commercial Code and the agreements
       referred to therein

4.     Approves the recommendations of the Executive             Mgmt          No vote
       Committee and resolves that the income for
       the FY be appropriated as follows; income for
       the FY: EUR 485,068,310,79 plus retained earnings
       EUR 597,595,662.74 total EUR 1,082,663,973,53
       allocation: dividends EUR 726,049,797.48 retained
       earnings EUR 356,614,176.05 and the shareholders
       will receive a net dividend of EUR 1.03 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 4 MAY 2007 as required by Law

5.     Ratify the appointment of Mr. Robert Halley               Mgmt          No vote
       as Member of the Supervisory Board , to replace
       Mr. Luc Vandevelde for the remainder of Mr.
       Luc Vandevelde s term of office

6.     Appoint Mr. Jean-Martin as a Member of Supervisory        Mgmt          No vote
       Board for a 4 year period

7.     Appoint the Members of Supervisory Board, the             Mgmt          No vote
       Company Halley participations for a 4 year
       period

8.     Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by the combined
       shareholders  meeting of 02 MAR 2006, to purchase
       Company s shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 75.00 maximum number of
       shares to be acquired 3% of the share capital
       i.e, 21,150,000 shares, the maximum funds invested
       in the share buybacks :EUR 1,586,250,000.00;
       and to take all necessary measures and accomplish
       all necessary formalities; aAuthority is given
       for an 18-month perioda

9.     Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by shareholders
       meeting of 02 MAY 2006, to reduce the share
       capital, on 1 or more occasions and at its
       sole discretion, by canceling shares already
       held by the Company and or that could be purchased
       in connections with the authorization given
       in the resolution No.5, up to a maximum 10%
       of the share capital over a 24 month period;
       aAuthority is given for a 18 month perioda

10.    Authorize the Executive Committee, in supersession        Mgmt          No vote
       of the authorization granted by the shareholders
       meeting of 27 APR 2004, in 1 or more transactions,
       the employees and the Corporate officers of
       the Company and related Companies, options
       giving the right to purchase existing shares
       purchased by the Company; and to take all necessary
       measures and accomplish all necessary formalities;
       aAuthorization is given for an 38-month perioda

11.    Amend the Article 25.III of the By-Law in order           Mgmt          No vote
       to bring it into conformity with the new regulatory
       requirements

12.    Elect Mr. Sebastien Bazin as a Supervisory Board          Mgmt          No vote
       Member

13.    Elect Mr. Nicolas Bazire as a Supervisory Board           Mgmt          No vote
       Member




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701486587
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13923119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the financial statements for the YE 2007 as
       presented accordingly, the shareholders' meeting
       gives permanent discharge to the Executive
       Committee for the performance of their duties
       during the said FY

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY in the form presented to the meeting

O.3    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Louis
       Duran; the Chairman of the Executive Committee

O.4    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Gilles
       Petit, the Member of the Executive Committee

O.5    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Guy Yraeta,
       the Member of the Executive Committee

O.6    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Thierry
       Garnier, the Member of the Executive Committee

O.7    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Javier
       Compo, the Member of the Executive Committee

O.8    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Maria
       Folache, the Member of the Executive Committee

O.9    Approve the special report of the Auditors on             Mgmt          Against                        Against
       the agreements governed by Articles L. 225.90.1
       of the French Commercial Code; the said report
       and the disposition foreseen by the Supervisory
       Board regarding Mr. Jacques Bauchet, the Member
       of the Executive Committee

O.10   Approves the recommendations of the Executive             Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 4,861,628,153.20 previous retained
       earnings: EUR 360,625,087.72 distributable
       income EUR 5,222,253,240.92 dividends: EUR
       761,294,933.28 retained earnings EUR 4,460,958,307.64
       and the shareholders will receive a net dividend
       of EUR 1.08 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 23 APR
       2008 as required by Law, it is reminded that
       for the 3 FY the dividends paid were as follows:
       EUR 0.94 for FY 2004 EUR 1.00 for FY 2005 EUR
       1.03 for FY 2006

O.11   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, maximum number of
       shares to be acquired 10% of the share capital,
       the maximum funds invested in the share buybacks:
       EUR 4,550,000,000.00; and to delegate all powers
       to Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shared holders meeting of 30 APR 2007 [Authority
       after18 months];

E.12   Authorize the Executive Committee, to reduce              Mgmt          For                            For
       the share capital, on 1 or more accessions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with the Stock Repurchase Plan authorized
       by Resolution Number 11 of the present meeting
       and or by canceling shares already held by
       the Company, up to a maximum 10% of the share
       capital over a 24 month period; and to delegate
       all powers to Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shared holders meeting of 30 APR 2007;
       [Authority expires after 18 months]

E.13   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by in favor of employees
       and Corporate officers of the Company who are
       the Members of a Company Savings Plan; for
       a nominal amount that shall not exceed EUR
       29,000,000.00; to cancel the shareholders preferential
       subscription rights in favor of he employees
       of entities defined by the shareholders meeting;
       and delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 months]

E.14   Authorize the Executive Committee, to grant               Mgmt          Against                        Against
       for free, on 1 or more occasions existing or
       future shares, in favor of Employees and Corporate
       officers of the Company and related Companies,
       they may not represent more than 0.2% of the
       share capital; to cancel the shareholders preferential
       subscription rights; and to delegate all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 20 APR 2005; [Authority
       expires after 38 months]




--------------------------------------------------------------------------------------------------------------------------
 CATTLES PLC                                                                                 Agenda Number:  701207450
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19684102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  GB0001803666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report, the audited financial      Mgmt          For                            For
       statements and the Auditors  report in respect
       of the YE 31 DEC 2006

2.     Declare the final dividend                                Mgmt          For                            For

3.a    Re-elect Mr. J. J. Corr as a Director, who retires        Mgmt          For                            For
       by rotation

3.b    Re-elect Mr. I. S. Cummine as a Director, who             Mgmt          For                            For
       retires by rotation

3.c    Re-elect Mr. F. Dee as a Director, who retires            Mgmt          For                            For
       by rotation

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company in accordance with
       the Section 385 of the Companies Act 1985

5.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

6.     Approve the remuneration report of the Directors          Mgmt          For                            For
       prepared in accordance with the Directors
       remuneration report regulations 2002 and dated
       15 MAR 2007

7.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       an aggregate nominal amount of GBP 12,092,390;
       the authority conferred by resolution 7 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any allotment,
       offer or agreement made or entered into prior
       to the passing of this resolution;aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 monthsa; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.8    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95 of the Companies Act 1985 to
       allot equity securities aSection 94 of the
       Acta for cash pursuant to the authority conferred
       by Resolution 7, disapplying the statutory
       pre-emption rights aSection 89(1)a, provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of GBP 906,929;
       the authority conferred by resolution 8 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any allotment,
       offer or agreement made or entered into prior
       to the passing of this resolution; this power
       applies in relation to a slare of shares which
       is an allotment of equity securities by virtue
       of Section 94a3Aa of the Act as if in the 1st
       paragraph of this resolution the words pursuant
       to the authority conferred by resolution 7
       as specified; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       or 15 monthsa; and, authorize the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 athe Acta, to
       make market purchases aSection 163(3) of the
       Acta of up to 36,277,172 ordinary shares a10%
       of the issued share capitala at a minimum price
       of 50p and not more than 5% above the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase; that stipulated by Article 5a1a
       of the buy-back and Stabilization Regulation
       aAuthority expires the earlier of the conclusion
       of the AGM of the Company or 15 monthsa; the
       authority conferred by resolution 9 passed
       at the AGM of the Company held on 11 MAY 2006
       is revoked but without prejudice to any contract
       to purchase ordinary shares entered into prior
       to the passing of this resolution; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       so as to conform to the revised Articles of
       Association produced to the meeting and initialed
       by the Chairman for the purposes of idenfication




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932606570
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     CONSIDERATION AND, IF APPLICABLE, AUTHORIZATION           Mgmt          For                            For
       OF A TRANSACTION, AFTER HEARING A REPORT BY
       THE CHIEF EXECUTIVE OFFICER AND THE OPINION
       OF THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 CEMEX, S.A.B. DE C.V.                                                                       Agenda Number:  932673874
--------------------------------------------------------------------------------------------------------------------------
    Security:  151290889                                                             Meeting Type:  Annual
      Ticker:  CX                                                                    Meeting Date:  26-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE         Mgmt          For                            For
       OFFICER, INCLUDING THE COMPANY S FINANCIAL
       STATEMENTS, REPORT OF VARIATIONS OF CAPITAL
       STOCK, AND PRESENTATION OF THE REPORT BY THE
       BOARD OF DIRECTORS, FOR THE FISCAL YEAR ENDED
       DECEMBER 31, 2006, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     PROPOSAL FOR: (I) THE ALLOCATION OF PROFITS               Mgmt          For                            For
       AND (II) THE MAXIMUM AMOUNT OF FUNDS TO BE
       USED FOR THE PURCHASE OF COMPANY SHARES.

03     PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE             Mgmt          For                            For
       COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZATION
       CHARGED AGAINST RETAINED EARNINGS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

04     APPOINTMENT OF DIRECTORS, AND MEMBERS AND PRESIDENT       Mgmt          For                            For
       OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE,
       ACCORDING TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED
       FOR CONSIDERATION AT THE MEETING.

05     COMPENSATION OF DIRECTORS AND MEMBERS OF THE              Mgmt          For                            For
       AUDIT AND CORPORATE PRACTICES COMMITTEE, ACCORDING
       TO THE PROPOSAL OF SHAREHOLDERS SUBMITTED FOR
       CONSIDERATION AT THE MEETING.

06     APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS     Mgmt          For                            For
       ADOPTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701538906
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14965100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.i    Declare an ordinary final dividend for the YE             Mgmt          For                            For
       31 DEC 2007

2.ii   Declare a special final dividend for the YE               Mgmt          For                            For
       31 DEC 2007

3.i    Re-elect Mr. Lu Xiangdong as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Xue Taohai as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Huang Wenlin as a Director                   Mgmt          Against                        Against

3.iv   Re-elect Mr. Xin Fanfei as a Director                     Mgmt          For                            For

3.v    Re-elect Mr. Lo Ka Shui as a Director                     Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.     Authorize the Directors, to purchase shares               Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] and
       the aggregate nominal amount of Shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Futures Commission of Hong
       Kong and The Stock Exchange of Hong Kong Limited
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or within which the next AGM
       of the Company is required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [if the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with shares by the number of shares repurchased
       up to 10% of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution, as specified
       in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  701516974
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1504C113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2007

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company in 2007

6.     Re-appoint KPMG Huazhen and KPMG as the PRC               Mgmt          For                            For
       and International Auditors respectively of
       the Company for 2008; and authorize the Committee
       appointed by the Board comprising Messrs. Chen
       Biting and Ling Wen, all being Directors of
       the Company, to determine their remuneration

7.     Approve the amendments to the "Connected Transaction      Mgmt          Against                        Against
       Decision System of China Shenhua Energy Company
       Limited"




--------------------------------------------------------------------------------------------------------------------------
 CIBA SPEZIALITAETENCHEMIE HOLDING AG, BASEL                                                 Agenda Number:  701140167
--------------------------------------------------------------------------------------------------------------------------
    Security:  H14405106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Mar-2007
        ISIN:  CH0005819724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 360437 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Amend Article 17 paragraphs 2 and 3 of the Articles       Mgmt          For                            For
       of Association

2.     Approve the annual report, the annual financial           Mgmt          For                            For
       statements, the consolidated statements for
       2006, acknowledgement of the reports of the
       Auditors and the Independent Group Auditors

3.     Approve the allocation of profit                          Mgmt          For                            For

4.     Grant discharge the Board of Directors and the            Mgmt          For                            For
       Executive Committee

5.1.A  Re-elect  Prof. Dr. Erwin W. Heri as a Member             Mgmt          For                            For
       of the Board of Director for a period of 4
       years

5.1.B  Re-elect Dr. Uli Sigg as a Member of the Board            Mgmt          For                            For
       of Director for a period of 4 years

6.     Elect Prof. Dr. Utz - Hellmuth  Felcht  as a              Mgmt          For                            For
       Member of the Board of Director for a period
       of 3 years

7.A    Amend Article 19 Lit. H of the Articles of Association    Mgmt          For                            For

7.B    Approve the deletion of Article 33 of the Articles        Mgmt          For                            For
       of Association

8.     Re-elect the Auditors and Group Auditors                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  701192849
--------------------------------------------------------------------------------------------------------------------------
    Security:  D15642107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2007
        ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 25 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY, with the report
       of the Supervisory Board, the Group financial
       statements and annual report and the corporate
       governance and remuneration reports

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 492,876,405.75 as follows: payment
       of a dividend of EUR 0.75 per share ex-dividend
       and payable date: 17 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Elections to the Supervisory Board: Mr. Friedrich         Mgmt          For                            For
       Lurssen

7.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes; the Company shall be authorized to
       acquire and sell own shares, at prices not
       deviating more than 10%; from their average
       market price, on or before 31 OCT 2008; the
       trading portfolio of shares acquired for this
       purpose shall not exceed 5% of the share capital
       at the end of any given day

8.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading ; the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from their average market price, on or
       before 31 OCT 2008; the shares may be disposed
       of in a manner other than the stock exchange
       or a rights offering if they are sold at a
       price not materially below their market price,
       or if they are used for acquisition purposes
       or as employee shares; the Board of Managing
       Directors shall also be authorized to retire
       the shares

9.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transparency Directive
       Implementation Law [TUG]; the Company shall
       be authorized to transmit information to shareholders
       by electronic means

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the adjustment of the Supervisory
       Board remuneration as of the second half of
       the 2007 FY, the Members of the Supervisory
       Board shall receive a basic annual remuneration
       of EUR 40,000 plus EUR 3,000 per EUR 0.05 of
       the dividend in excess of EUR 0.10 per share;
       the Chairman shall receive 3 times and the
       Deputy Chairman twice, these amounts Committee
       Chairmen shall receive an additional amount
       equal to the basic remuneration, while Committee
       Members shall receive an additional half of
       the basic remuneration; all Members of the
       Supervisory Board shall receive an attendance
       fee of EUR 1,500 per meeting

11.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly owned subsidiary Commerz
       Grundbesitzgesellschaft mbH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  701530429
--------------------------------------------------------------------------------------------------------------------------
    Security:  D15642107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code as well as the
       Corporate Governance remuneration report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 657,168,541 as follows: Payment
       of a dividend of EUR 1 per no-par share Executive
       dividend and payable date: 16 MAY 2008

3.     Ratification of the acts of the Board of the              Mgmt          For                            For
       Managing Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the audit of              Mgmt          For                            For
       the YE financial statements for the Company
       and the group and the review of the interim
       financial statements for the 2008 FY: PricewaterhouseCoopers
       AG, Frankfurt

6.     Appointment of the Auditors for the review of             Mgmt          For                            For
       the interim financial statements for the first
       quarter of the 2009 FY: PricewaterhouseCoopers
       AG, Frankfurt

7.     Elections to the Supervisory Board: Mr. Dott.             Mgmt          For                            For
       Sergio Balbinot, Dr. Burckhard Bergmann, Dr.
       Ing. Otto Happel, Prof. Dr. Ing. Hans-Peter
       Keitel, Mr. Friedrich Luerssen, Prof. h.c.
       [CHN] Dr. rer. Oec. U. Middelmann, Mr. Klaus-Peter
       Mueller, Mr. Klaus Mueller-Gebel, Dr. Marcus
       Schenk, Dr. Ing. E.h. Heinrich Weiss, and Election
       of substitute Board Members: Dr. Thomas Kremer,
       Dr. Christian Rau

8.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes; the Company shall be authorized to
       acquire and sell own shares, at prices not
       deviating more than 10% from their average
       market price, on or before 31 OCT 2009; the
       trading portfolio of shares acquired for this
       purpose shall not exceed 5% of the share capital
       at the end of any given day

9.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading; the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from their average market price, on or
       before 31 OCT 2009; the Board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or by way of a rights offering,
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if they are sold at a price not materially
       below their market price, or if they are used
       for acquisition purposes; the Board of Managing
       Directors shall also be authorized to offer
       the shares to holders of option and conversion
       rights, to use the shares as Employee shares,
       and to retire the shares

10.    Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares; in connection with item 8, the
       Company may also acquire own shares of up to
       5% of its share capital, at a price not deviating
       more than 10% from the market price of the
       shares using call or put options

11.    Resolution on the creation of authorized capital          Mgmt          For                            For
       and the Corresponding amendment to the Article
       of Association; the existing authorized capitals
       as per item 7 and 8 on the agenda of the shareholders'
       meeting of 12 MAY 2004, shall be revoked; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       470,000,000 through the issue of new bearer
       no-par shares against contributions in cash
       and/or kind, on or before 14 MAY 2013 [authorized
       capital 2008]; shareholders' statutory subscription
       rights may be excluded for the granting of
       such rights to bondholders, for residual amounts,
       and for a capital increase against payment
       in kind

12.    Resolutions on the authorization to issue convertible     Mgmt          For                            For
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convince and/or option rights for shares of
       the Company, on or before 14 MAY 2013; shareholders
       shall be granted subscription rights except
       for residual amounts, for the issue of bonds
       and/or profit-sharing rights conferring convince
       and/or option rights for shares of the Company
       of up to 10% of the share capital if such bonds
       and/or profit-sharing rights are issued at
       a price not materially below their theoretical
       market value, for the issue of bonds and/or
       profit-sharing rights against payment in kind,
       and for the granting of such rights to other
       bondholders; shareholders' subscription rights
       shall also be excluded for the issue of profit-sharing
       rights without convertible or option rights
       with debenture like features; the Company's
       share capital shall be increased accordingly
       by up to EUR 416,000,000 through the issue
       of up to 160,000,000 new bearer shares, insofar
       as convertible and/or option rights are exercised
       [contingent capital 2008/I]

13.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convertible and/or option rights for shares
       of the Company, on or before 14 MAY j2013;
       shareholders shall be granted subscription
       rights except for residual amounts, for the
       issue of bonds and/or profit-sharing rights
       conferring convince and/or option rights for
       shares of the Company of up to 10% of the share
       capital if such bonds and/or profit-sharing
       rights are issued at a price not materially
       below their theoretical market value, and for
       the granting of such rights to other bondholders;
       shareholders' subscription rights shall also
       be excluded for the issue of profit-sharing
       rights without convince or option rights with
       debenture like features; the Company's share
       capital shall be increased accordingly by up
       to EUR 416,000,000 through the issue of up
       to 160,000,000 new bearer shares, insofar as
       convince and/or option rights are exercised
       (contingent capital 2008/11)

14.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerz Services Holding GmbH

15.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerzbank Auslandsbanken Holding Nova GmbH




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932615593
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  28-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL AND JUSTIFICATION FOR CONSOLIDATION          Mgmt          For                            For
       OF CAEMI MINERACAO E METALURGIA S.A. ( CAEMI
       ), A WHOLLY OWNED SUBSIDIARY OF CVRD, PURSUANT
       TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

02     TO RATIFY THE APPOINTMENT OF THE EXPERTS TO               Mgmt          For                            For
       APPRAISE THE VALUE OF THE COMPANY TO BE CONSOLIDATED

03     TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

04     THE APPROVAL FOR THE CONSOLIDATION OF CAEMI,              Mgmt          For                            For
       WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THIS COMPANY

05     TO RATIFY THE ACQUISITION OF THE CONTROL OF               Mgmt          For                            For
       INCO LTD., PURSUANT TO SECTION 1 OF ARTICLE
       256 OF THE BRAZILIAN CORPORATE LAW

06     TO RATIFY THE APPOINTMENT OF A BOARD MEMBER,              Mgmt          For                            For
       DULY NOMINATED DURING THE BOARD OF DIRECTORS
       MEETING HELD ON JUNE 21, 2006, IN ACCORDANCE
       WITH SECTION 10 OF ARTICLE 11 OF THE COMPANY
       S BY-LAWS




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932676313
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  27-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPRECIATION OF THE MANAGEMENTS  REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2006.

O2     PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET OF THE COMPANY.

O3     APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS.     Mgmt          For                            For

O4     APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL.         Mgmt          For                            For

O5     ESTABLISHMENT OF THE REMUNERATION OF THE MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS, THE BOARD OF EXECUTIVE
       OFFICERS AND THE FISCAL COUNCIL.

E1     PROPOSAL FOR THE CAPITAL INCREASE, THROUGH CAPITALIZATION Mgmt          For                            For
       OF RESERVES, WITHOUT THE ISSUANCE OF SHARES,
       AND THE CONSEQUENT CHANGE OF THE HEAD OF ARTICLE
       5 OF THE COMPANY S BY-LAWS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  30-Aug-2007
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Annual
      Ticker:  RIOPR                                                                 Meeting Date:  29-Apr-2008
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          No vote
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          No vote
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          No vote

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          No vote
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          No vote
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          No vote
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          No vote
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          No vote
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211699
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the APM Shipping Continuing            Mgmt          For                            For
       Connected Transactions Caps and the APM Shipping
       Services Master Agreement aas specifieda, each
       as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       APM Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the APM
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the APM
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

2.     Approve and ratify the COSCON Shipping Continuing         Mgmt          For                            For
       Connected Transactions Caps and the COSCON
       Shipping Services Master Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any 1 Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Shipping Services Master Agreement and
       the transactions contemplated thereunder or
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Shipping Services Master Agreement, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the COSCON
       Shipping Services Master Agreement and the
       transactions contemplated thereunder

3.     Approve and ratify the COSCON Container Continuing        Mgmt          For                            For
       Connected Transactions Caps and the COSCON
       Container Services Agreement aas specifieda,
       each as specified, and all transactions contemplated
       thereunder and in connection therewith and
       authorize any one Director of the Company or
       any other person authorized by the Board of
       Directors of the Company from time to time
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       COSCON Container Services Agreement and the
       transactions contemplated thereunder or to
       be incidental to, ancillary to or in connection
       with the matters contemplated under the COSCON
       Container Services Agreement, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the COSCON Container
       Services Agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701211839
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-May-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors        Mgmt          For                            For
       and the Auditors  reports of the Company for
       the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.i.a  Re-elect Mr. LI Jianhong as a Director                    Mgmt          For                            For

3.i.b  Re-elect Ms. SUN Yueying as a Director                    Mgmt          For                            For

3.i.c  Re-elect Mr. XU Minjie as a Director                      Mgmt          For                            For

3.i.d  Re-elect Mr. Wong Tin Yau, Kelvin as a Director           Mgmt          For                            For

3.i.e  Re-elect Dr. LI Kwok Po, David as a Director              Mgmt          For                            For

3.i.f  Re-elect Mr. LIU Lit Man as a Director                    Mgmt          For                            For

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company aDirectorsa,       Mgmt          Against                        Against
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company aSharesa
       and to make or grant offers, agreements and
       options aincluding warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares of the Companya
       which would or might require shares to be allotted
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue aas specifieda
       or ii) an issue of Shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of Shares in lieu of the whole or part of the
       dividend on Shares in accordance with the Bye-laws
       of the Company; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be helda

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       aSharesa on The Stock Exchange of Hong Kong
       Limited aStock Exchangea or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time during the relevant period, the
       aggregate nominal amount of the shares to be
       repurchased by the Company pursuant to the
       said approval in not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution and the said approval shall be limited
       accordingly; aAuthority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be helda

5.C    Approve, subject to the passing of the Resolutions        Mgmt          Against                        Against
       5A and 5B, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares of HKD 0.10 each
       in the Company aSharesa pursuant to the Resolution
       5A, by the addition thereto of an amount representing
       the aggregate nominal amount of Shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to the
       Resolution 5B, provided that such extended
       amount not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing the Resolution 5B




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701363335
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  11-Oct-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the agreement dated 24 AUG 2007 between          Mgmt          For                            For
       the Company and COSCO [Hong Kong] Group Limited
       for the sale and purchase of the entire issued
       share capital in and the outstanding loan due
       from Bauhinia 97 Limited [the Agreement] [as
       specified] and all the transactions contemplated;
       and ratify the entering into of the Agreement
       by the Company; and to authorize the Directors
       of the Company to do such acts and/or execute
       all such documents incidental to, ancillary
       to or in connection with matters contemplated
       in or relating to the Agreement as they may
       in their absolute discretion consider necessary,
       desirable or expedient to give effect to the
       Agreement and the implementation of all transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT AGRICOLE S A EXTENDIBLE MEDIUM TERM NTS BOOK ENTRY  144A                             Agenda Number:  701177316
--------------------------------------------------------------------------------------------------------------------------
    Security:  F22797108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  FR0000045072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the Company s financial
       statements for the YE 31 DEC 2006, as presented,
       approves the expenses and charges that were
       not tax-deductible of EUR 67,996.00 with a
       corresponding tax of EUR 23,411.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approves the consolidated
       financial statements for the said financial
       year in the form presented to the meeting

O.3    Acknowledges that the net result for the 2006             Mgmt          For                            For
       FY amounts to EUR 2,956,817,535.03 and that
       the prior retained earnings amount to EUR 1,175,667,403.22
       I.E.A total of EUR 4,132,484,938.25, Consequently
       it resolves that the distributable income for
       the FY be appropriated as follows: to the global
       dividend EUR 1, 894,112,710.65, to the retained
       earnings EUR 2,238,372,227.60, the shareholders
       will receive a net dividend of EUR 1.15 per
       share, and will entitle to the 40 percent deduction
       provided by the French tax code this dividend
       will be paid on 29 MAY 2007, In the event that
       the Credit Agricole S.A. holds some of its
       own shares on the day the dividend are paid,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law

O.4    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Articles L.225-38
       ET SEQ, of the French Commercial Code, the
       report and the agreements referred to therein

O.5    Ratify the co-optation of Mr. Jean-Paul Chifflet          Mgmt          Against                        Against
       as a Director, to replace Mr. Yves Couturier
       who resigned, For the remainder of Mr. Yves
       Couturier s term of office that is until the
       ordinary shareholders  meeting called to approve
       the financial statements for the FYE 31 DEC
       2006

O.6    Appoint Mr. Jean-PaulChifflet as a Director               Mgmt          Against                        Against
       for a 3-year period

O.7    Appoint Mr. Pierre Bru as a Director for a 3-year         Mgmt          Against                        Against
       period

O.8    Appoint Mr. Alain David as a Director for a               Mgmt          Against                        Against
       3-year period

O.9    Appoint Mr. Bruno De Laage as a Director for              Mgmt          Against                        Against
       a 3-year period

O.10   Approve the resignation of Mr. Roger Gobin as             Mgmt          Against                        Against
       Director and decides to appoint as Director
       Mr. Dominique Lefebvre for the remainder of
       Mr. Roger Gobin s term of office

O.11   Approve the resignation of Mr.Corrado Passera             Mgmt          Against                        Against
       as Director and decides to appoint as director
       for the remainder of Mr. Corrado Passera s
       term of office

O.12   Approve to award total annual fees of EUR 950,000.00      Mgmt          For                            For
       to the Directors

O.13   Authorize the Board of Directors, to trade in             Mgmt          Against                        Against
       the Company s shares on the stock market subject
       to the conditions described below; Maximum
       number of shares to be held by the Company:
       10% of the share capital 164,705,453 shares,
       however the number of shares acquired by the
       Company with a view to their retention or their
       subsequent delivery in payment or exchange
       as part of a merger, divestment or capital
       contribution cannot exceed 5% of its capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00, this authorization is
       given for an 18-month period, it supersedes
       the one granted by the OGM of 17 MAY 2006,
       the shareholders  meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to decide on one or more capital increases,
       in France or abroad of maximum nominal amount
       of EUR 2,500,000,000.00, by issuance, with
       preferred subscription rights maintained of
       common shares of the Company and, or any other
       securities giving access to the capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 5,000,000,000.00,
       this authorization is granted for a 26-month
       period it supersedes the unused fraction of
       the authorization granted by the EGM of 17
       MAY 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to decide on one or more capital increases
       in France or abroad by issuance with cancellation
       of the preferential subscription rights of
       common shares of the Company and or any securities
       giving access to the capital, the maximum nominal
       amount of capital increases to be carried out
       by virtue of the present delegation of authority
       shall not exceed a-a EUR 1,000,000,000.00 in
       the event of an issuance with a right to a
       subscription priority period, a-a EUR 500,000,000.00
       in the event of an issuance with no right to
       a subscription priority period, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 5,000,000,000.00
       the whole within the limit of the unused fraction
       of the ceilings set forth in Resolution No.14
       any issuance carried out by virtue of the present
       delegation shall count against said ceilings,
       this authorization is granted for a 26-month
       period, it supersedes the fraction unused of
       the authorization granted by the EGM of 17
       MAY 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Board of Directors, may decide              Mgmt          For                            For
       to increase, when it notices an excess demand,
       the number of securities to be issued for each
       one of the issuances with or without preferential
       subscription rights decided by virtue of the
       Resolution No.14, No.15, No.20, No.21 and No.22
       of the present EGM at the same price as the
       initial issue, within 30 days of the closing
       of the subscription period and up to a maximum
       of 15% of the initial issue, the maximum nominal
       amount of the capital increases with or without
       preferential subscription right to be carried
       out accordingly with the present delegation
       the capital increases authorized by Resolutions
       No.20, No.21 and No.22 being excluded, shall
       count against the overall ceilings of capital
       increase set forth in Resolutions No.14 and
       No.15, this delegation is granted for a 26-month
       period, the shareholders  meeting delegates
       all powers to the Board Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital without preferred subscription
       rights up to 10% of the share capital in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital,
       the maximal amount of capital increases to
       be carried out under this delegation of authority
       shall count against the limit of the overall
       ceilings set forth in Resolutions No.14 and
       No.15, authorization is granted for a 26-month
       period, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period and within the limit of 5% of the Company
       s share capital per year to set the issue price
       of the ordinary shares or securities giving
       access to the capital if the preferential subscription
       right is cancelled in accordance with the terms
       conditions determined by the shareholders
       meeting

E.19   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital in one
       or more occasions up to a maximum nominal amount
       of EUR 3,000,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provide that such capitalization is allowed
       By Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares or by a combination of these methods,
       this amount is independent of the overall value
       set forth in Resolutions No.14 and No.15, this
       authorization is given for a 26-month period
       it supersedes the fraction unused of the authorization
       granted by the shareholders  meeting of 17
       May 2006, the shareholders  meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       at its sole discretion in favour of the group
       Credit Agricole s employees Members of a Company
       Savings Plan, this delegation is given for
       a 26-month period and for a nominal amount
       that shall not exceed EUR 150,000,000.00 it
       superseded the authorization granted by the
       shareholder s meeting of 17 May 2006 in its
       Resolution No.26 except for the capital increases
       already decided by the Board of Directors and
       that have not been carried out yet, the shareholders
       meeting delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       by way of issuing new shares in favour of the
       Company Credit Agricole International employees,
       this delegation is given for an 18-month period
       and for a nominal amount that shall not exceed
       EUR 40,000,000.00, The shareholders  meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.22   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital on one or more occasions
       in favour of the employees of some of the Group
       Credit Agricole S.A. s legal entities established
       in the United States Members of a GroupSavings
       Plan in the United States, this delegation
       is given for a nominal amount that shall not
       exceed EUR 40,000,000.00 the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions and
       at its sole discretion by canceling all or
       part of the shares held by the Company in connection
       with the Stock Repurchase Plan set forth in
       Resolution No.13 or in previous authorizations
       up to a maximum of 10% of the share capital
       over a 24-month period, this authorization
       is given for a 24-month period it supersedes
       the authorization granted by the shareholders
       meeting of 17 MAY 2006, the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.24   Amend Article number 23 of the Bylaws to comply           Mgmt          For                            For
       with the Decree No. 2006-1566 of 11 DEC 2006
       modifying the Decree No.67-23 of 23 MAR 1967
       trading Companies

E.25   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF THE RESOLUTIONS. ALSO NOTE
       THE NEW CUT-OFF DATE IS 16 MAY 2007. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701183965
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373014, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the parent Company             Mgmt          For                            For
       s 2006 financial statements and the Group s
       2006 consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board during
       the 2006 FY

3.     Approve to reduce the share capital by CHF 26,894,500     Mgmt          For                            For
       from CHF 607,431,006.50 to CHF 580,536,506.50
       by canceling 53,789,000 shares with a par value
       of CHF 0.50 each, which were acquired in the
       period between 16 MAR 2006 and 15 MAR 2007
       pursuant to the Buy Back Program; acknowledge,
       according to the special report of the Auditors
       KPMG Klynveld Peat Marwick Goerdeler SA the
       obligees  claims are fully covered after the
       share capital reduction as required by Article
       732 Paragraph 2 CO; that as of the date of
       the entry of the capital reduction in the Commercial
       Register, amend Article 3 Paragraph 1 of the
       Articles of Association as specified

4.1    Approve to allocate the retained earnings of              Mgmt          For                            For
       CHF 14,337,238,095 acomprising retained earnings
       brought forward from the previous year of CHF
       3,327,390,120 and net profit for 2006 of CHF
       11,009,847,975a as specified

4.2.   Approve to reduce the share capital by CHF 534,093,585.98 Mgmt          For                            For
       from CHF 580,536,506.50 to CHF 46,442,920.52
       of shares from CHF 0.50 to CHF 0.04 and by
       remitting the amount of the reduction to the
       shareholders; acknowledge that, according to
       the special report of the Auditors KPMG Klynveld
       Peat Marwick Goerdeler SA the obligees  claims
       are fully covered after the share capital reduction
       as required by Article 732 Paragraph 2 CO;
       that as of the date of the entry of the capital
       reduction in the Commercial Register, amend
       Article 3 Paragraph 1 of the Articles of Association
       as specified

5.     Approve the buy back of own shares of up to               Mgmt          For                            For
       a maximum value of CHF 8 billion for a period
       of 3 years

6.1    Approve to renew the authorized capital and               Mgmt          For                            For
       accordingly amend Article 27 Paragraph 1, Article
       26b Paragraph 1and Article 26 c Paragraph 1of
       the Articles of Association as specified

6.2    Amend Article 7 Paragraphs 4 and 5 of the Articles        Mgmt          For                            For
       of Association on the date the capital reduction
       is entered in the Commercial Register as specified

6.3    Amend Articles 26, 26b and 27 of the Articles             Mgmt          For                            For
       of Association at the time of the entry of
       the share capital reduction in the Commercial
       Register as specified

7.1.1  Re-elect Mr. Noreen Doyle as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.2  Re-elect Mr. Aziz R. D. Syriani as a Director             Mgmt          For                            For
       for a term of 3 years as stipulated in the
       Articles of Association

7.1.3  Re-elect Mr. David W. Syz as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.4  Re-elect Mr. Peter Weibel as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.2    Re-elect KPMG Klynveid Peat Marwick Goerdeier             Mgmt          For                            For
       SA, Zurich, as the Independent Auditors of
       the parent Company and the Group for a further
       term of 1 year

7.3    Elect BDO Visura, Zurich, as the Special Auditors         Mgmt          For                            For
       for a term of 1 year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE AS 25 APR 2007.
       PLEASE ALSO NOTE THE NEW CUT-OFF IS 01 MAY
       2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701506341
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the Parent Company's           Mgmt          For                            For
       2007 financial statements and the Group 2007
       consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board

3.     Approve the capital reduction owing to completion         Mgmt          For                            For
       of the share buy back program

4.     Approve the appropriation of retained earnings            Mgmt          For                            For

5.1    Amend the Articles of Association: by amending            Mgmt          For                            For
       the Corporate name [legal form]

5.2    Amend the Articles of Association by the deletion         Mgmt          For                            For
       of provisions concerning contributions in kind

6.1.A  Re-elect Mr. Thomas W. Bechtler to the Board              Mgmt          For                            For
       of Directors

6.1.B  Re-elect Mr. Robert H. Benmosche to the Board             Mgmt          For                            For
       of Directors

6.1.C  Re-elect Mr. Peter Brabeck-Letmathe to the Board          Mgmt          For                            For
       of Directors

6.1.D  Re-elect Mr. Jean Lanier to the Board of Directors        Mgmt          For                            For

6.1.E  Re-elect Mr. Anton Van Rossum to the Board of             Mgmt          For                            For
       Directors

6.1.F  Re-elect Mr. Ernst Tanner to the Board of Directors       Mgmt          For                            For

6.2    Elect KPMG Klynveld Peat Marwick Goerdeler SA             Mgmt          For                            For
       as Independent Auditors and the Group Independent
       Auditors

6.3    Elect BDO Visura as the Special Auditors                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE AND RECEIPT OF AUDITORS NAMES.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTL PWR GENERATION CO  LTD                                                          Agenda Number:  701139924
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20020106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Mar-2007
        ISIN:  CN0009060798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Investment Agreement               Mgmt          For                            For
       entered into on 09 JAN 2007 between the Company,
       Beijing Energy Investment (Group) Company Limited,
       China Datang Corporation and Inner Mongolia
       Mengdian Huaneng Thermal Power Corporation
       Limited; and the investment of power plant
       project of Phases IV and V of Tuoketuo Power
       Plant contemplated thereunder

S.1    Approve to change the registered share capital            Mgmt          For                            For
       of the Company

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTL PWR GENERATION CO  LTD                                                          Agenda Number:  701306359
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20020106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2007
        ISIN:  CN0009060798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 390685 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company athe Boarda for the year 2006

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2006

3.     Approve the financial report of the Company               Mgmt          For                            For
       for the year 2006

4.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       year 2006

5.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       CPAs Company, Limited aPwC Zhong Tiana, and
       PricewaterhouseCoopers Certified Public Accountants,
       Hong Kong aPwCa as the Company s domestic and
       international Auditors, respectively, and approve
       to fix their remunerations

6.     Approve the Financial Services Agreement entered          Mgmt          Against                        Against
       with China Datang Corporation Finance Company

7.i    Elect Mr. Zhai Ruoyu as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.ii   Elect Mr. Zhang Yi as a Executive Director of             Mgmt          For                            For
       the Company of the sixth session of the Board

7.iii  Elect Mr. Hu Shengmu as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.iv   Elect Mr. Fang Qinghai as a Non-Executive Director        Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.v    Elect Mr. Yang Hongming as a Executive Director           Mgmt          Abstain                        Against
       of the Company of the sixth session of the
       Board

7.vi   Elect Mr. Liu Haixia as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.vii  Elect Ms. Guan Tiangang as a Non-Executive Director       Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7viiI  Elect Mr. Su Tiegang as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.ix   Elect Mr. Ye Yonghui as a Non-Executive Director          Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.x    Elect Mr. Li Gengsheng as a Non-Executive Director        Mgmt          For                            For
       of the Company of the sixth session of the
       Board

7.xi   Elect Mr. Xie Songlin as an Independent Non-executive     Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7.xii  Elect Mr. Liu Chaoan as an Independent Non-executive      Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7xiIi  Elect Mr. Yu Changchun as an Independent Non-executive    Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

7.xiv  Elect Mr. Xia Qing as an Independent Non-executive        Mgmt          For                            For
       Director of the Company of the sixth session
       of the Board

8.i    Elect Mr. Zhang Wantuo as a Supervisor of the             Mgmt          For                            For
       Company of the sixth session of the Supervisory
       Committee

8.ii   Elect Mr. Fu Guoqiang as a Supervisor of the              Mgmt          For                            For
       Company of the sixth session of the Supervisory
       Committee

9.     Approve the remuneration for the Independent              Mgmt          For                            For
       Non-executive Directors of the Company

10.    Approve Mr. Zhou Gang as a Member of the sixth            Mgmt          For                            For
       session of the Board of Directors of the Company
       and elect Mr. Zhou Gang to be Executive Director
       of the Company

S.1    Approve the  Order of Meeting for the General             Non-Voting
       Meeting of Datang International Power Generation
       Company Limited, which will form part of the
       appendices to the Articles of Association of
       the Company

S.2    Approve the  Order of Meeting for the Board               Mgmt          For                            For
       of Directors of Datang International Power
       Generation Co., Ltd  which will form part of
       the appendices to the Articles of Association
       of the Company

S.3    Approve the  Order of Meeting for the Supervisory         Mgmt          For                            For
       Committee of Datang International Power Generation
       Co., Ltd  which will form part of the appendices
       to the Articles of Association of the Company

S.4    Approve the share capital expansion by utilizing          Mgmt          For                            For
       the capital reserve fund

S.5    Any other business                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172138
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and audited accounts        Mgmt          For                            For
       for the YE 31 DEC 2006 and the Auditors  report
       thereon

2.     Declare a final dividend of 20 cents per ordinary         Mgmt          For                            For
       share, less income tax, and a special dividend
       of 5 cents per ordinary share, less income
       tax, for the YE 31 DEC 2006

3.     Approve to sanction the amount of SGD 1,486,500           Mgmt          For                            For
       as the Directors  fees for 2006

4.     Appoint Messrs Ernst & Young as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.A    Re-elect Mr. Jackson Tai as a Director, who               Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.B    Re-elect Mr. Ang Kong Hua as a Director, who              Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.C    Re-elect Mr. Leung Chun Ying as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

5.D    Re-elect Mr. Peter Ong Boon Kwee a Director,              Mgmt          For                            For
       who retires under Article 95 of the Company
       s Articles of Association

6.A    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       aDBSH ordinary sharesa as may be required to
       be issued pursuant to the exercise of the options
       under the DBSH Share Option Plan provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Share
       Option Plan and the DBSH Performance Share
       Plan shall not exceed 7.5% of the issued share
       capital of the Company from time to time

6.B    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the DBSH Performance
       Share Plan and the DBSH Share Option Plan shall
       not exceed 7.5% of the issued share capital
       of the Company from time to time

6.C    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       asharesa whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options acollectively, Instrumentsa
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of aas well as adjustments toa warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) anotwithstanding
       the authority conferred by this Resolution
       may have ceased to be in forcea issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       aincluding shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolutiona does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company aincluding shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolutiona does not exceed
       20% of the issued share capital of the Company;
       2) asubject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)a for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       number of issued shares in the capital of the
       Company at the time this Resolution is passed,
       after adjusting for: i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force aunless
       such compliance has been waived by the SGX-STa
       and the Articles of Association for the time
       being of the Company; aAuthority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Lawa




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  701172140
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Apr-2007
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 athe Companies Acta,
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the DBSH aOrdinary
       Sharesa, not exceeding in aggregate the maximum
       percentage aas defineda, at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited aSGX-STa
       transacted through the Central Limit Order
       Book Trading System and/or any other securities
       exchange on which the Ordinary Shares may for
       the time being be listed and quoted aOther
       Exchangea; and/or ii) off-market purchase(s)
       aif effected otherwise than on the SGX-ST as
       the case may be, Other Exchangea in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       athe Share Purchases Mandatea; aAuthority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Lawa; and do all
       such acts and things aincluding executing such
       documents as may be requireda as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483694
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 20 cents per ordinary share, for the YE
       31 DEC 2007

3.a    Approve to sanction the amount of SGD 1,750,945           Mgmt          For                            For
       proposed as the Directors' fees for 2007

3.b    Approve to sanction the amount of SGD 1,000,000           Mgmt          For                            For
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2007

4.a    Re-elect Mr. John Alan Ross as a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company's Articles
       of Association

4.b    Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company's
       Articles of Association

5.     Re-elect Mr. Christopher Cheng Wai Chee, who              Mgmt          For                            For
       retires under Article 101 of the Company's
       Articles of Association

6.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company in place of the retiring Auditors,
       Messrs Ernst & Young, to hold office until
       the conclusion of the next AGM of the Company
       and authorize the Directors to fix their remuneration

7.a    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       ["DBSH Ordinary Shares"] as may be required
       to be issued pursuant to the exercise of the
       options under the DBSH Share Option Plan provided
       always that the aggregate number of new DBSH
       Ordinary Shares to be issued pursuant to the
       DBSH Share Option Plan and the DBSH Share Plan
       [previously known as the DBSH Performance Share
       Plan] shall not exceed 7.5% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company from time to
       time

7.b    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH Ordinary Shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH Ordinary
       Shares to be issued pursuant to the DBSH Share
       Plan and the DBSH Share Option Plan shall not
       exceed 7.5% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company from time to time

7.c    Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       (i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under this
       Resolution, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483810
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       the exercise by the Directors of DBSH of all
       the powers of DBSH to purchase or otherwise
       acquire issued ordinary shares in the capital
       of the DBSH [Ordinary Shares], not exceeding
       10% of the issued Ordinary Shares of DBSH,
       at such price or prices as may be determined
       by the Directors from time to time up to the
       maximum price whether by way of: i) market
       purchase(s) on the Singapore Exchange Securities
       Trading Limited [SGX-ST] transacted through
       the Central Limit Order Book Trading System
       and/or any other Securities Exchange on which
       the Ordinary Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST as the case may be, Other
       Exchange] in accordance with any equal access
       Scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       Scheme(s) shall satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other Laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       [the Share Purchases Mandate]; [Authority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Law to be held];
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701222743
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2007
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Zhang Fangyou as a Director                  Mgmt          For                            For

3.2    Re-elect Mr. Zeng Qinghong as a Director                  Mgmt          For                            For

3.3    Re-elect Mr. Cheung Doi Shu as a Director                 Mgmt          For                            For

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditors

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period aas specifieda, to repurchase shares
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited athe Stock Exchangea
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

6.     Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and to make and grant offers,
       agreements and options aincluding warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Companya; to
       make and grant offers, agreements and options
       aincluding warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Companya which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: (a) a rights issue aas specifieda; or (b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       (c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or (d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; aAuthority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be helda

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, the general mandate
       granted to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701552362
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.i    Declare a final dividend                                  Mgmt          For                            For

2.ii   Declare a special dividend                                Mgmt          For                            For

3.i    Re-elect Mr. Zhang Baoqing as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Fu Shoujie as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          For                            For

3.iv   Re-elect Mr. Fung Ka Pun as a Director                    Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all powers of the
       Company to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company]; to
       make and grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: a) a rights issue [as specified]; or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701498075
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 22 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 29 APR 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       of the subsidiary Agipfuel, Board of Directors,
       of Auditors and audit firm report, allocation
       of profit

2.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       of the subsidiary Praoil-Oleodotti Italiani,
       Board of Directors, of Auditors and Audit firm
       report, allocation of profit

3.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and audit firm
       report

4.     Approve the allocation of profit                          Mgmt          For                            For

5.     Authorize the buy back own shares                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701520896
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to determine the Board of Directors               Mgmt          For                            For
       components

2.     Approve to determine the Board of Directors               Mgmt          For                            For
       term

3.     Appoint the Board of Directors                            Mgmt          Against                        Against

4.     Appoint the Board of Directors Chairman                   Mgmt          For                            For

5.     Approve to determine the Board of Directors               Mgmt          For                            For
       and Chairman emoluments

6.     Appoint the Board of Auditors                             Mgmt          Against                        Against

7.     Appoint the Board of Auditors Chairman                    Mgmt          For                            For

8.     Approve to determine the regular Auditors and             Mgmt          For                            For
       Chairman emoluments

9.     Approve the emoluments of the National Audit              Mgmt          For                            For
       office Magistrate appointed as delegate to
       the financial control




--------------------------------------------------------------------------------------------------------------------------
 ENI SPA, ROMA                                                                               Agenda Number:  701211790
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       DATE IS 23 MAY 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement of the Incorporated       Mgmt          For                            For
       Company Enifin S.P.A as at 31 DEC 2006; receive
       the reports of the Board of Directors, of the
       Statutory Auditors and of the Auditing firm;
       appropriation of net income

O.2    Approve the financial statements of the Incorporated      Mgmt          For                            For
       Eni Portugal Investment S.P.A as at 31 DEC
       2006; receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm; appropriation of net income

O.3    Approve the financial statements and consolidated         Mgmt          For                            For
       balance sheet of Eni SPA as at 31 DEC 2006;
       receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm

O.4    Approve the appropriation of net income                   Mgmt          For                            For

O.5    Approve the authorization for the acquisition             Mgmt          For                            For
       of own shares, after having revoked the remaining
       part related to the authorization for the acquisition
       of own shares resolved by the meeting called
       on 25 MAY 2006

O.6    Approve the extension of the Audit mandate given          Mgmt          For                            For
       to PricewaterhouseCoopers S.P.A for the 3 years
       2007-2009 confirmed by the meeting called on
       28 MAY 2004

E.1    Amend Articles No. 6.2, 13, 17, 24 and 28 of              Mgmt          For                            For
       the By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701423206
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Chief Executive Officer without prior authorization
       of the shareholders and amend and restate the
       1st Paragraph of Article 11 of the Articles
       as specified

2.     Approve to modify the date of the annual meeting          Mgmt          For                            For
       which shall take place on 15 MAY and amend
       and restate Article 15 of the Articles as specified

3.     Miscellaneous                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  701568959
--------------------------------------------------------------------------------------------------------------------------
    Security:  30050A103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  US30050A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the report of the Statutory Auditor               Mgmt          For                            For
       and the External Auditor and of the Board of
       Directors on the stand alone accounts of the
       Company as per 31 DEC 2007

1.2    Approve the stand-alone account audited by the            Mgmt          For                            For
       External Auditor of the Company as per 31 DEC
       2007

2.     Approve to allocate the results for the period            Mgmt          For                            For
       ending on 31 DEC 2007 as follows: a] in order
       to comply with applicable laws, the Company
       will procure allocation of 5% of net profit
       to the legal reserve until such legal reserve
       reach 10% of the share capital; b] to distribute
       annual dividends to the holders of record of
       shares in the share register of the Company
       as of 14 MAY 2008 in proportion to their participation
       in the share capital of the Company, provided
       that the dividend per 1 GDR shall be EURO equivalent
       of USD 1.40 and dividend per 1 share in the
       Company shall be EURO equivalent of USD 4.20;
       c) the dividends shall be paid to the shareholders
       of record as of 14 MAY 2008 by 15 JUL 2008
       at the latest, payment of the dividends to
       the GDRs holders shall be made in accordance
       with the terms of business and practice of
       Bank of New York acting as custodian

3.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and of the External Auditor on the consolidated
       accounts as per 31 DEC 2007

3.2    Approve the consolidated accounts audited by              Mgmt          For                            For
       the External Auditor for the year ending 31
       DEC 2007

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors of the Company, to the Statutory
       Auditor and to the External Auditor for the
       execution of their mandate performed until
       31 DEC 2007

5.     Amend the Articles of Association of the Company          Mgmt          For                            For
       in order to increase the number of Directors
       of the Company from 9 to 10 persons starting
       from 15 MAY 2008 and the first paragraph of
       Article 6 of the Articles of Association of
       the Company as specified

6.1.a  Elect Messrs. Alexander Abramov, Otari Arshba,            Mgmt          For                            For
       Gennady Bogolyubov, James W. Campbell, Philippe
       Delaunois, Alexander Frolov, Olga Pokrovskaya,
       Terry J. Robinson, Eugene Shvidler, Eugene
       Tenenbaum, as the Directors for a perind ending
       immediately after the approval of the annual
       accounts of the Company covering the period
       01 JAN-31 DEC 2008 as specified

6.1.b  Elect Ms. Alexandra Trunova, as the Statutory             Mgmt          For                            For
       Auditor of the Company until approval of the
       annual accounts of the Company covering the
       period of 01 JAN to 31 DEC 2008

6.1.c  Elect Ernst & Young, as the External Auditor              Mgmt          For                            For
       of the Company until the approval of the annual
       accounts of the Company covering the period
       of 01 JAN-31 DEC 2008

6.2    Approve to determine the level of remuneration            Mgmt          For                            For
       of all Directors of the Company [with exception
       for Mr. Otari Arshba] to be fixed for all Management
       services rendered in respect of each FY and
       being a flat annual fee of USD 150,000, payable
       by monthly installments of USD 12,500 payable
       on the 25th day of each calendar month, in
       addition to the aforementioned, any Director
       may get an additional compensation for [a]
       serving as a Chairman on 1 or more of the Board
       Committees created and/or to be created by
       the Board of Directors pursuant to the Articles
       of Associations of the Company, in such case,
       such Director will be granted a fee payable
       by the Company together with the annual fees
       in the amount of USD 50,000, payable in monthly
       installments of USD 4,166.66; and [b] participating
       as Member of the Board Committees for the fee
       of USD 24,000, payable in monthly installments
       of USD 2,000; for the avoidance of doubt, the
       fees payable for the Chairmanship of the Committee
       shall exclude the right to claim the payment
       of the fee for Membership, and even when elected
       as Chairman of more than one Committee, such
       Director shall be eligible for getting the
       fees for 1 Chairmanship only, the fees above
       represent the maximum fee of the Directors
       and can be decreased pursuant to a respective
       decision of the Board of Directors of the Company,
       in addition, the Board of Directors may modify
       the mechanics of payment of the remuneration
       of Directors

6.3    Approve to determine the remuneration of Mr.              Mgmt          Against                        Against
       Alexander V. Frolov [as the Chairman of the
       Board of Directors and as Chief Executive Officer,
       subject to his election by the Board of Directors
       at the meeting immediately following the AGM]
       consisting of the following: [i] the Directors
       fee as stated in Paragraph 7.2 above plus any
       applicable fees for participation in the work
       of the Board Committees; and [ii] a bonus [which
       the Company is in no obligation to pay and
       if the Company shall pay a bonus in any 1 year,
       this shall not give rise to a contractual entitlement
       to a bonus in future years] subject to the
       discretion of the Remuneration Committee of
       the Company and by the Board of Directors of
       the Company, the bonus contemplated is subject
       to the achievement of a performance condition
       based on the target value figures set out by
       the Board of Directors for the Chairman of
       the Board as to the key performance indicators

6.4    Authorize the Chairman of the Board of the Company        Mgmt          For                            For
       to sign the Management service agreements [including
       any amendments and modifications thereto] with
       Mr. James Campbell, Mr. Philippe Delaunois
       and Mr. Terry J. Robinson [as Independent Directors
       of the Company]




--------------------------------------------------------------------------------------------------------------------------
 FOLLI FOLLIE SA                                                                             Agenda Number:  701250742
--------------------------------------------------------------------------------------------------------------------------
    Security:  X29442138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2007
        ISIN:  GRS287003016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual financial statements for               Mgmt          For                            For
       the FY 2006 together with the Board of Directors
       and the Auditors relevant reports

2.     Approve the appropriation of the net profits              Mgmt          For                            For
       after tax for the FY 2006 and the dividend
       distribution to the shareholders

3.     Approve the salaries for the Board of Directors           Mgmt          For                            For

4.     Approve the waiver of liability of the Members            Mgmt          For                            For
       of the Board of Directors and the Chartered
       Auditors Accountants for the FY 2006

5.     Elect 1 ordinary and 1 substitute Chartered               Mgmt          Against                        Against
       Auditor Accountant for the FY 2007 and approve
       to determine their salaries

6.     Elect the Members of the new Board of Directors           Mgmt          Against                        Against
       due to the expiration of their duties as per
       the law and the Articles of Association

7.     Approve the issuance of a common bond loan up             Mgmt          For                            For
       to the amount of EUR 335,000,000 to repay the
       existing debt of the Company and provision
       of the relevant proxies to the Board of Directors
       for settling the specific terms of the loan

8.     Various announcements and decisions                       Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FOLLI FOLLIE SA                                                                             Agenda Number:  701601254
--------------------------------------------------------------------------------------------------------------------------
    Security:  X29442138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  GRS287003016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements, parent           Mgmt          For                            For
       and consolidated for the FY 2007 together with
       the Board of Directors and the Auditors relevant
       reports

2.     Approve the appropriation of the net profits              Mgmt          Against                        Against
       after tax for the FY 2007 and the dividend
       distribution to the shareholders

3.     Approve the salaries for the Board of Directors           Mgmt          For                            For

4.     Approve the waiver of liability of the Members            Mgmt          For                            For
       of the Board of Directors and the Chartered
       Auditors Accountants for the FY 2007

5.     Elect 1 ordinary and 1 substitute Chartered               Mgmt          Against                        Against
       Auditor Accountant for the FY 2008 and approve
       to determine their salaries

6.     Amend the Articles 5, 11, 12, 16, 17, 19, 20,             Mgmt          For                            For
       22, 23, 24, 26, 27, 28, 30, 31, 33, 34, 38,
       41, 42, 43, 44, 48, 49, 50 of the Company's
       Articles of Association so that it is harmonized
       with the new provision of the Law 2190/1920
       and codification of the new Articles of Association

7.     Approve the issuance of a common bond loan up             Mgmt          Against                        Against
       to the amount of EUR 335,000,000 to repay the
       existing debt of the Company according to the
       Law 3156/2003 and provision of the relevant
       proxies to the Board of Directors for settling
       the specific terms of the said Loan

8.     Grant authority to purchase own shares according          Mgmt          For                            For
       to Article 16 of the Law 2190/1920 as it is
       currently in force

9.     Various announcements                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932610074
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  07-Dec-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     TO AMEND THE BY-LAWS OF THE COMPANY TO INCLUDE            Mgmt          For                            For
       THE FORMATION OF COMMITTEES, AND OTHER ADJUSTS
       TO COMPLY WITH THE PROVISIONS OF THE MEXICAN
       SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES).

E2     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

E3     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For

O1     ELECTION AND/OR RATIFICATION OF MEMBERS OF THE            Mgmt          For                            For
       BOARD OF DIRECTORS AND SECRETARY AND THEIR
       ALTERNATES; QUALIFICATION OF THEIR INDEPENDENCE
       IN ACCORDANCE TO THE MEXICAN SECURITIES MARKET
       LAW, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.

O2     PROPOSAL TO FORM COMMITTEES OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS, INCLUDING THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, APPOINTMENT OF THE CHAIRMAN
       FOR SUCH COMMITTEES, AND RESOLUTION WITH RESPECT
       TO THEIR REMUNERATION.

O3     APPOINTMENT OF DELEGATES TO EXECUTE AND FORMALIZE         Mgmt          For                            For
       THE RESOLUTIONS ADOPTED DURING THE MEETING.

O4     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE                                                        Agenda Number:  932640510
--------------------------------------------------------------------------------------------------------------------------
    Security:  344419106                                                             Meeting Type:  Special
      Ticker:  FMX                                                                   Meeting Date:  29-Mar-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS: PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

02     REPORT OF THE EXTERNAL AUDITOR WITH RESPECT               Mgmt          For
       TO THE COMPLIANCE OF TAX OBLIGATIONS OF THE
       COMPANY.

03     APPLICATION OF THE RESULTS FOR THE 2006 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

04     DETERMINE THE MAXIMUM AMOUNT TO BE USED IN THE            Mgmt          For
       SHARE REPURCHASE PROGRAM IN THE AMOUNT OF PS.
       3,000,000,000.00 MEXICAN PESOS.

05     DIVIDE ALL THE SERIES  B  AND SERIES  D  SHARES           Mgmt          For
       OF STOCK OUTSTANDING.

06     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS.            Mgmt          For

07     PROPOSAL TO FORM THE COMMITTEES OF THE BOARD              Mgmt          For
       OF DIRECTORS: (I) FINANCE AND PLANNING, (II)
       AUDIT, AND (III) CORPORATE PRACTICES; APPOINTMENT
       OF THERI RESPECTIVE CHAIRPERSON, AND RESOLUTION
       WITH RESPECT TO THEIR REMUNERATION.

08     APPOINTMENT OF DELEGATES FOR THE SHAREHOLDERS             Mgmt          For
       MEETING.

09     MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA                                                                           Agenda Number:  701234522
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4113C103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2007
        ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.      The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       showing income of EUR 4,403,914,805.65 accordingly;
       grant permanent discharge to the Members of
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY,

O.3    Acknowledge the earnings amount to EUR 4,403,914,805.65   Mgmt          For                            For
       decides to allocate EUR 1,445,333.20 to the
       legal reserve thus brought to EUR 1,042,669,252.00,
       the distributable income, after the allocation
       of EUR 1,445,333.20 to the legal reserve and
       taking into account the retained earnings amounting
       to EUR 7,226,881,589.31 is of EUR 10,588,127,142.96;
       the shareholders will receive a net dividend
       of EUR 1.20 per share and the balance of the
       distributable income will be allocated to the
       retained earnings account, the dividend will
       entitle to the 40 % deduction provided by the
       French Tax Code, this dividend will be paid
       on 07 JUN 2007

O.4    Receive the special report of the Auditor on              Mgmt          Against                        Against
       the agreements Governed by Article L.225-38
       of the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors, to cancel               Mgmt          Against                        Against
       effective immediately, for the unused portion
       thereof, the auhtority granted by Resolution
       5 of the combined general meeting of 21 APR
       2006, to buy back Company s shares on the open
       market, subject to the condition as specified:
       maximum purchase price: EUR 40.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buy backs: EUR 10,426,692,520.00; aAuthority
       expires at the end of an 18 month perioda;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Appoint Mrs. Claudie Haignere as a Director               Mgmt          Against                        Against
       for a 5 year period

E.7    Amend Article of the By Laws no. 21 (general              Mgmt          For                            For
       meetings) to comply with the Decree No. 2007-431
       of 25 MAR 2007

E.8    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion, the delegation granted
       by Resolution 24 of the combined general meeting
       on 22 APR 2005 and authorize the Board of Directors
       for a 26-month period the necessary powers
       to decide to proceed with the issuance, by
       a maximum nominal amount of EUR 4,000,000,000.00,
       with preferred subscription rights maintained
       of common shares of Company and securities
       giving access by all means to the common shares
       of the Company or one its subsidiaries; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00
       the amount is common to the whole debt securities
       to be issued by virtue of Resolutions 9, 12
       and 13 but it is autonomous and distinct and
       from the amount of the debt securities giving
       right to the allocation of the debt securities
       issued by virtue of Resolution 18; and to take
       all necessary measures and accomplish all necessary
       formalities

E.9    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 25 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       for a 26-month period to decide to proceed
       with the issuance, by a maximum nominal amount
       of EUR 4,000,000,000.00, with cancellation
       of the preferred subscription rights of common
       shares of Company and securities giving access
       by all means to the common shares of the Company
       or one its subsidiaries; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00 the
       amount is common to the whole debt securities
       to be issued by virtue of the previous resolution
       and Resolutions 12 and 13 but it is autonomous
       and distinct and from the amount of the debt
       securities giving right to the allocation of
       the debt securities issued by virtue of Resolution
       18; and to take all necessary measures and
       accomplish all necessary formalities

E.10   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period, for each one of the issuance decided
       accordingly with the Resolution 9 and within
       the limit of 10% of the Company s capital over
       a 12-month period to set the issue price of
       the common shares and or securities to be issued
       in accordance with the terms and conditions
       determined by the shareholders

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the each one of the issuances decided accordingly
       with Resolution 8 and 9 the number securities
       be issued, with or with out preferential subscription
       right of shareholders, as the same price as
       the initial issue, within 30 days of closing
       of the subscription period and up to maximum
       of 15 % of the initial issue; aAuthority expires
       at the end of an 26 month perioda

E.12   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 28 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       in order to decide to proceed in accordance
       with the conditions set forth in Resolution
       9, with the issuance of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company in consideration
       for securities tendered in public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another listed
       Company ; the ceiling of the capital increase
       nominal amount is set at EUR 4,000,000,000.00
       this amount shall count against the overall
       value set against the Resolution 9; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.13   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 29 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, up to 10 % of
       the share capital, of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company, in consideration
       for the contributions in kind granted to the
       Company and compromised of capital securities
       or securities giving access to the share capital;
       aAuthority expires at the end of 26 month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 30 of the combined general meeting
       of 22 APR 2005 and in the event of the issuance,
       on one or more occasions, in France or abroad
       and, or in International market, by one or
       more Companies in which the Company s hold
       directly or indirectly more than half of the
       share capital, with the agreements of the Company,
       of any securities giving access to common shares
       of the Company, accordingly with Resolution
       9 and authorize the Board of Directors to proceed
       with the issuance by nominal amount of EUR
       4,000,000,000.00 with cancellation of the shareholders
       preferred subscription rights of common shares
       of the Company to which the here above securities
       issued by the subsidiaries may be right; aAuthority
       expires at the end of 26 month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 8 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       to proceed with issuance, on one or more occasions
       by nominal amount of EUR 200,000,000.00 of
       the common shares of the Company to be subscribed
       either in cash or by the offsetting of debt
       securities; aAuthority expires at the end of
       18 month perioda; approve to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares or, of shares of Orange
       S.A., having signed a liquidity agreement with
       the Company; and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.16   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 9 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       for an 18-month period, the necessary powers
       to proceed, on one or more occasions, with
       the issuance and the allocation for free or
       options giving the right to liquidity securities
       aILOa they may not represent more than EUR
       10,000,000.00, and to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares of Orange S.A., having
       signed a liquidity agreement with the Company
       and to take all necessary measures and accomplish
       all necessary formalities

E.17   Approve, consequently to the adoption of the              Mgmt          For                            For
       Resolution 9, the maximum nominal amount pertaining
       to the capital increases to be carried out
       with the use of the delegations given by Resolution
       9 shall be fixed at 8,000,000,000.00

E.18   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 34 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, on one or more
       occasions, in France or Abroad, by a maximum
       nominal amount of EUR 10,000,000,000.00, of
       any securities giving right to the allocation
       of debt securities; aAuthority expires at the
       end of 26-month perioda; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 35 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to increase the share capital, in one or more
       occasions, by a maximum nominal amount of EUR
       2,000,000,000.00, by way of capitalizing reserves,
       profits or, premiums, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods; aAuthority
       expires at the end of 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve, to cancel effective immediately, for             Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 5 of the combined general meeting
       of 01 SEP 2004 and authorize the Board of Directors
       in one or more transactions, options giving
       the right to subscribe for or to purchase shares
       in the Company, in favor of Employees or corporate
       officers of the Company and related Companies
       or Groups, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the capital;
       aAuthority expires at the end of 38-month perioda;
       and to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Board of Directors to decide the            Mgmt          Against                        Against
       increase of capital, in one or several times
       and at any moments, by issuance or the attribution
       free of charges of ordinary shares or investment
       securities giving access to ordinary existing
       or to be issued shares of the Company reserved
       for the Members of the staff and formers, Members
       of a Corporate Savings Plan of the France Telecom
       Group; suppression of the shareholders preferential
       right; grant powers to the Board of Directors

E.22   Authorize the Board of Directors to realize               Mgmt          For                            For
       the cancellation, in one or several times,
       within the limit of 10% of the capital, all
       or part of the ordinary France Telecom shares;
       grant powers to the Board of Directors

E.23   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701530544
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 103,255,994.28 as follows: payment
       of a dividend of EUR 0.66 per ordinary share
       payment of a dividend of EUR 0.67 per preference
       share EUR 71,422.23 shall be carried forward
       ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors of Fresenius Ag and of the Board
       of Managing Directors of fre-senius SE

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board of Fresenius Ag and o f the Board of
       Managing Directors of fresenius SE

5.a 1  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Prof. Dr. H. C. Roland Berger

5.A 2  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerd Krick

5.A 3  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Mr. Klaus-Peter Mueller

5.A 4  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerhard Rupprecht

5.A 5  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Dieter Schenk

5.A 6  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Karl Schneider

5.B 1  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Dario Anselmo Ilosi

5.B 2  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Konrad Koelbl

5.B 3  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Wilhelm Sachs

5.B 4  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Stefan Schubert

5.B 5  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Rainer Stein

5.B 6  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Niko Stumpfoegger

5.B 7  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Barbara Glos

5.B 8  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Christa Hecht

5.B 9  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Heimo Messerschmidt

5.B10  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Loris Reani

5.B11  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Sabine Schaake

5.B12  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Birgit Schade

6.     Approval of the remuneration for the first Supervisory    Non-Voting
       Board of fresenius se the Members of the Supervisory
       Board shall be remunerated as specified in
       Section 14 of the Articles of Association

7.     Appointment of Auditors for the 2008 FY: KPMG,            Non-Voting
       Frankfurt

8.     Resolution on the authorization to Grant Stock            Non-Voting
       Options (2008 stock option program), the creation
       of new contingent capital, and the corresp.
       amendments to the Articles of Association the
       company shall be authorized to grant up to
       6,200,000 stock options to executives and Managers
       of the Company and affiliated Companies, on
       or before 20 MAY 2013; the share capital shall
       be increased accordingly by up to EUR 3,100,000
       through the issue of up to 3,100,000 ordinary
       shares, and by up to another EUR 3,100,000
       through the issue of up to 3,100,000 preference
       shares, insofar as stock options are exercised

9.     Resolution on the adjustment of the existing              Non-Voting
       stock option programs the previously issued
       stock options and convertible bonds may be
       exercised at any time out-side the blocking
       periods, insofar as the corresponding conditions
       are fulfilled

10.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the stock option program and the contingent
       capital as per item 8

11.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the adjustment of the stock option programs
       as per item 9

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE                                                                             Agenda Number:  701183977
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3910J112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2007
        ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2006

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006

3.     Elect Dr. Daniel Podolsky as a Director of the            Mgmt          For                            For
       Company

4.     Elect Dr. Stephanie Burns as a Director of the            Mgmt          For                            For
       Company

5.     Re- elect Mr. Julian Heslop as a Director of              Mgmt          For                            For
       the Company

6.     Re-elect Sir. Deryck Maughan as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Dr. Ronaldo Schmitz as a Director of             Mgmt          For                            For
       the Company

8.     Re-elect Sir. Robert Wilson as a Director of              Mgmt          For                            For
       the Company

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company until the end of the next meeting
       at which accounts are laid before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with 347C            Mgmt          For                            For
       of the Companies Act 1985 athe Acta, to make
       donations to EU political organizations and
       to incur EU political expenditure up to a maximum
       aggregate amount of GBP 50,000; aAuthority
       expires the earlier of the conclusion of the
       next AGM in 2008 or 22 NOV 2008a

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to allot relevant
       securities aSection 80 of the Acta up to an
       aggregate nominal amount of GBP 479,400,814;
       aAuthority expires the earlier of the conclusion
       of the Company s AGM to be held in 2008 or
       22 NOV 2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company s Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities aSection 94 of the Acta for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights aSection 89(1)a, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue aas defined in Article 12.5 of the Company
       s Articles of Associationa provided that an
       offer of equity securities pursuant to any
       such rights issue need not be open to any shareholder
       holding ordinary shares as treasury shares;
       and b) up to an aggregate nominal amount of
       GBP 71,910,122; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2008 or on 22 NOV 2008a; and
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Act, to make market purchases aSection
       163 of the Acta of up to 575,280,977 ordinary
       shares of 25p each, at a minimum price of 25p
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out; aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2008
       or on 22 NOV 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Amend Article 2 and 142 of the Articles of Association    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PLC                                                                         Agenda Number:  701503991
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3910J112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2007

2.     Approve the remuneration report for the YE 31             Mgmt          Abstain                        Against
       DEC 2007

3.     Elect Mr. Andrew Witty as a Director                      Mgmt          For                            For

4.     Elect Mr. Christopher Viehbacher as a Director            Mgmt          For                            For

5.     Elect Professor Sir Roy Anderson as a Director            Mgmt          For                            For

6.     Re-elect Sir Christopher Gent as a Director               Mgmt          For                            For

7.     Re-elect Sir Ian Prosser as a Director                    Mgmt          For                            For

8.     Re-elect Dr. Ronaldo Schmitz as a Director                Mgmt          For                            For

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company to hold office from the end
       of the next meeting at which accounts are laid
       before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006 [the 2006 Act],
       to make donations to political organizations
       as defined in Section 363 of the 2006 Act,
       not exceeding GBP 50,000 in total and political
       expenditure, as defined in Section 365 of the
       2006 Act up to a maximum aggregate amount of
       GBP 50,000; [Authority expires the earlier
       of the conclusion of the next AGM in 2009 or
       20 NOV 2009]

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to exercise all
       powers of the Company to allot relevant securities
       [Section 80 of the Act] up to an aggregate
       nominal amount of GBP 456,791,387; [Authority
       expires the earlier of the conclusion of the
       Company's AGM to be held in 2009 or 20 NOV
       2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company's Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue [as defined in Article 12.5 of the Company's
       Articles of Association] provided that an offer
       of equity securities pursuant to any such rights
       issue need not be open to any shareholder holding
       ordinary shares as treasury shares; and b)
       up to an aggregate nominal amount of GBP 68,525,560;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or on 20 NOV 2009]; and the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of up to 584,204,484
       ordinary shares of 25p each, at a minimum price
       of 25p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or on 20 NOV 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Adopt the Articles of the association of the              Mgmt          For                            For
       Company in substitution for, and to the exclusion
       of, all existing Articles of Association of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701172633
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2006

2.     Declare a final dividend of 27.9 pence per HBOS           Mgmt          For                            For
       ordinary share for the YE 31 DEC 2006 and approve
       to pay it on 14 MAY 2007 to holders of HBOS
       ordinary shares on the register on 16 MAR 2007
       in respect of each HBOS ordinary share

3.     Elect Ms. Jo Dawson as a Director                         Mgmt          For                            For

4.     Elect Mr. Benny Higgins as a Director                     Mgmt          For                            For

5.     Elect Mr. Richard Cousins as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Anthony Hobson as a Director                 Mgmt          For                            For

7.     Re-elect Ms. Kate Nealon as a Director                    Mgmt          For                            For

8.     Approve the report of the Board in relation               Mgmt          For                            For
       to remuneration policy and practice for the
       YE 31 DEC 2006

9.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting of the Company at which accounts
       are laid before shareholders and authorize
       the Audit Committee to determine their remuneration

10.    Amend the Rules of the HBOS Plc Long Term Executive       Mgmt          For                            For
       Bonus Plan athe Plana, as specified and authorize
       the Directors to make such modifications to
       the Rules as they may consider necessary and
       do all acts and things necessary to implement
       the amendment as specified

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 athe Acta, to:
       a) make donations to EU Political Organizations
       not exceeding GBP 100,000 in total; and b)
       incur EU Political Expenditure not exceeding
       GBP 100,000 in total in each case during the
       period commencing on the date of this resolution;
       aAuthority expires the earlier of the conclusion
       of the Company s AGM in 2008 or on 25 JUL 2008a

12.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 athe Acta,
       to allot relevant securities aas defined in
       the Sectiona up to an aggregate nominal amount
       of GBP 313,782,380 in respect of HBOS ordinary
       shares; and GBP 2,900,834,400, GBP 3,000,000,000,
       USD 4,998,500,000, AUD 1,000,000,000, and CAD
       1,000,000,000 in respect of HBOS preference
       shares; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or on 25 JUL 2008a; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Authorize the Directors to allot equity securities        Mgmt          For                            For
       aSection 94 of the Companies Act 1985 athe
       Acta, entirely paid for in cash: i) of an unlimited
       amount in connection with a rights issue aas
       defined in Article 21.7 of the Company s Articles
       of Associationa; ii) in addition of an aggregate
       nominal amount of GBP 47,067,357 free of the
       restrictions in Section 89(1) of the Act and,
       in connection with such power; aAuthority expires
       the earlier of the date of the AGM of the Company
       in 2008 or 25 JUL 2008a; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; in
       working out of the maximum amount of equity
       securities for the purpose of Section (II)
       of this resolution, the nominal value of rights
       to subscribe for shares or to convert any securities
       into shares will be taken as the nominal value
       of the shares which would be allotted if the
       subscription or conversion takes place

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 athe Acta, to
       make market purchases aSection 163 of the Acta
       of up to 376,115,726 ordinary shares of the
       capital of the Company and, where shares are
       held as treasury shares, to use them, inter
       alia, for the purposes of employee share plans
       operated by the Company, at a minimum price
       of 25p nominal value of each share and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008 or 25 JUL 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701484064
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 32.3               Mgmt          For                            For
       pence per Hbos ordinary share for the year
       ended 31 DEC 2007 and to pay it on 12 MAY 2008
       to holders of Hbos ordinary shares on the Register
       on 14 MAR 2008 in respect of each Hbos ordinary
       share

3.     Elect Mr. John E Mack as a Director                       Mgmt          For                            For

4.     Elect Mr. Dan Watkins as a Director                       Mgmt          For                            For

5.     Elect Mr. Philip Gore-Randall as a Director               Mgmt          For                            For

6.     Elect Mr. Mike Ellis as a Director                        Mgmt          For                            For

7.     Re-elect Mr. Dennis Stevenson as a Director               Mgmt          For                            For

8.     Re-elect Ms. Karen Jones as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Colin Matthew as a Director                  Mgmt          For                            For

10.    Approve the report of the Board in relation               Mgmt          For                            For
       to remuneration policy and practice for the
       YE 31 DEC 2007

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting of the Company at which accounts
       are laid before shareholders and authorize
       the Audit Committee to determine their remuneration

12.    Authorize the Company, in accordance with Sections        Mgmt          For                            For
       366-367 of the Companies Act 2006 [CA 2006]
       to: a) make Political Donations to Political
       Parties or Independent Election Candidates
       not exceeding GBP 100,000 in total; b) make
       Political Donations to Political Organizations
       other than Political Parties not exceeding
       GBP 100,000 in total; and c) incur Political
       Expenditure not exceeding GBP 100,000 in total
       in each case during the period commencing on
       the date of this resolution; and [Authority
       expires the earlier of the conclusion of the
       Company's AGM in 2009 or on 30 JUN 2009]

13.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 4,685,000,000, EUR
       3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000
       and CAD1,000,000,000 to GBP 4,685,000,000,
       EUR 3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 by
       the creation of 400,000,000 preference shares
       of YEN 250 each.

14.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [CA 1985], to
       allot relevant securities [as defined in the
       Section 80(2) of CA 1985] up to an aggregate
       nominal amount of GBP 251,210,258 in respect
       of HBOS ordinary shares; and GBP 2,900,834,400,
       EUR 3,000,000,000, USD 4,997,750,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 in
       respect of HBOS preference shares; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or on 30 JUN 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Adopt, with effect from the conclusion of the             Mgmt          For                            For
       meeting the Articles of Association produced
       to the meeting and for the purpose of identification
       marked 'A' and signed by the Chairman of the
       meeting, in substitution for, and to the exclusion
       of, the current Articles of Association

S.16   Approve, Subject to the passing of Resolution             Mgmt          For                            For
       15 convening the AGM of which this resolution
       forms part, and with effect on and from 01
       OCT 2008 or such later date as Section 175
       of the Companies Act 2006 [CA 2006] shall be
       brought into force, to delete Articles 116
       to 118 of the New Articles in their entirety
       and substitute in their place Articles 116
       to 121 as specified

S.17   Authorize the Directors to allot equity securities        Mgmt          For                            For
       [Section 94 of the Companies Act 1985 [CA 1985],
       entirely paid for in cash: i) of an unlimited
       amount in connection with a rights issue [as
       defined in the Articles of Association]; and
       ii) of an aggregate nominal amount of GBP 46,689,487
       free of the restrictions in Section 89(1) of
       the CA 1985 and, in connection with such power;
       [Authority expires the earlier of the conclusion
       of the Company's AGM in 2009 or 30 JUN 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; in working out of the maximum
       amount of equity securities for the purpose
       of Section (II) of this resolution, the nominal
       value of rights to subscribe for shares or
       to convert any securities into shares will
       be taken as the nominal value of the shares
       which would be allotted if the subscription
       or conversion takes place; and for the references
       to an allotment of equity securities shall
       include a sale of treasury shares and the power,
       insofar as it relates to the allotment of the
       equity securities rather than the sale of treasury
       shares, is granted pursuant to the authority
       conferred by Resolution 14

S.18   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [CA 1985], to
       make market purchases [Section 163(3) of CA
       1985] of up to 373,515,896 ordinary shares
       of the capital of the Company and, where shares
       are held as treasury shares, to use them, inter
       alia, for the purposes of employee share plans
       operated by the Company, at a minimum price
       of 25p nominal value of each share and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 30 JUN 2009]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC, EDINBURGH                                                                         Agenda Number:  701624670
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase in authorize Ordinary Share           Mgmt          For                            For
       Capital to GBP 5.3B, EUR 3.0B, USD 5.0B, AUD
       1.0B, CAD 1.0B and JPY 100B Issue Equity with
       Rights up to GBP 800M [Ordinary Shares] and
       GBP 2.9B, EUR 3.0B, USD 4.9B, AUD 1.0B, CAD
       1.0B, and JPY 100B [HBOS Preference Share]

2.     Grant authorize to issue of equity or Equity-Linked       Mgmt          For                            For
       Securities without Pre-emptive Rights up to
       Aggregate Nominal Amount of GBP 65,609,629

3.     Approve to increase in authorize ordinary Share           Mgmt          For                            For
       Capital by GBP 100,000,000 capitalize reserves
       up to GBP 100,000,000 [Scrip Dividend] authorize
       issue of equity with pre-emptive rights up
       to aggregate nominal amount of GBP 100,000,000




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC                                                                           Agenda Number:  701218340
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4634U169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-May-2007
        ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual accounts and               Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.a    Re-elect The Lord Butler as a Director                    Mgmt          For                            For

3.b    Re-elect The Baroness Dunn as a Director                  Mgmt          For                            For

3.c    Re-elect Mr. R.A. Fairhead as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. W.K.L. Fung as a Director                    Mgmt          For                            For

3.e    Re-elect Sir Brian Moffat as a Director                   Mgmt          For                            For

3.f    Re-elect Mr. G. Morgan as a Director                      Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors, pursuant to and for              Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985 athe Acta, to allot relevant securities
       awith in the meaning of that Sectiona up to
       an aggregate nominal amount of GBP 100,000
       and GBP 100,000 ain each such case in the form
       of 10,000,000 non-cumulative preference sharesa,
       USD 85,500 ain the form of 8,550,000 non-cumulative
       preference sharesa and USD 1,158,660,000 ain
       the form of ordinary shares of USD 0.50 each
       aordinary sharesaa provided that this authority
       shall be limited so that, otherwise than pursuant
       to: a) in connection with a rights issue in
       favor of ordinary shareholders; b) the terms
       of any share plan for employees of the Company
       or any of its subsidiary undertakings; or c)
       any scrip dividend scheme or similar agreements
       implemented in accordance with the Articles
       of Association of the Company; or d) the allotment
       of up to 10,000,000 non-cumulative preference
       shares of GBP 0.01 each, 10,000,000 non-cumulative
       preference shares of GBP 0.01 each and 8,550,000
       non-cumulative preference shares of USD 0.01
       each in the capital of the Company, the nominal
       amount of relevant securities to be allotted
       by the Directors pursuant to this authority
       wholly for cash shall not in aggregate, together
       with any allotment of other equity securities
       authorized by sub-paragraph (b) of resolution
       6, as specified, exceed USD 289,665,000 abeing
       equal to approximately 5% of the nominal amount
       of ordinary shares of the Company in issue
       at the latest practicable date prior to the
       printing of the notice of this meetinga; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2008a; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 athe Acta: a)
       subject to the passing of this resolution 5,
       as specified, to allot equity securities aSection
       94 of the Acta the subject of the authority
       granted by resolution 5; and b) to allot any
       other securities aSection 94 of the Acta which
       are held by the Company in treasury, disapplying
       the statutory pre-emption rights aSection 89(1)a,
       provided that: aAuthority expires the earlier
       at the conclusion of the AGM of the Company
       to be held in 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

7.     Authorize the Company, to make market purchases           Mgmt          For                            For
       awithin the meaning of Section 163 of the Companies
       Act 1985a of up to 1,158,660,000 ordinary shares
       of USD 0.50 each in the capital of the Company,
       at a minimum price which may be paid for each
       ordinary share is USD 0.50 and not more than
       105% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List , for the 5 business days
       preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company in 2008a; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

8.     Authorize the Directors, to exercise the power            Mgmt          For                            For
       conferred upon them by Article 151 of the Articles
       of Association of the Company aas from time
       to time varieda so that, to the extent and
       in the manner determined by the Directors,
       the holders of ordinary shares of USD 0.50
       each in the Company aordinary sharesa be permitted
       to elect to receive new ordinary shares, credited
       as fully paid instead of all or part of any
       dividend aincluding interim dividendsa payable
       up to the conclusion of the AGM in 2012; to
       capitalize from time to time the appropriate
       nominal amount or amounts of new shares of
       the Company falling to be allotted pursuant
       to elections made under the Company s scrip
       dividend scheme out of the amount or amounts
       standing to the credit of any reserve account
       or fund of the Company, as the Directors may
       determine, to apply that sum in paying up in
       full the relevant number of such new shares
       and to allot such new shares pursuant to such
       elections; and generally to implement the Company
       s scrip dividend scheme on such other actions
       as the Directors may deem necessary or desirable
       from time to time in respect of the Company
       s scrip dividend scheme

9.     Authorize the Company, for the purposes of Part           Mgmt          For                            For
       XA of the Companies Act 1985 aas amendeda athe
       Acta to make donations to EU Political Organizations
       and to incur EU Political expenditure aas such
       terms are defined in Section 347A of the Acta
       up to a maximum aggregate amount of GBP 250,000;
       aAuthority expires on the earlier of the conclusion
       of the AGM of the Company to be held in 2008
       and the date on which the last of Sections
       239 and 362 to 379 ainclusivea of the Companies
       Act 2006 come into forcea

10.    Authorize the HSBC Bank Plc for the purposes              Mgmt          For                            For
       of Part XA of the Companies Act 1985 aas amendeda
       athe Acta to make donations to EU Political
       Organizations and to incur EU Political expenditure
       aas such terms are defined in Section 347A
       of the Acta up to a maximum aggregate amount
       of GBP 50,000; aAuthority expires on the earlier
       of the conclusion of the AGM of the Company
       to be held in 2008 and the date on which the
       last of Sections 239 and 362 to 379 ainclusivea
       of the Companies Act 2006 come into force

11.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Articles of Association of the Company
       aas from time to time varieda, to send, convey
       or supply all types of notices, documents or
       information to the Members by means of electronic
       equipment for the processing aincluding by
       means of digital compressiona, storage and
       transmission of data, using wires, radio optical
       technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website

S.12   Amend Articles 2.1, 2.4 , 79A.1, 81.1, 81.3,              Mgmt          For                            For
       81.4(a), 81.5, 81.6, 81.4(b), 81.4(e)(i), 81.4(e)(ii),
       81.7, 95, 132.1(d) 159, 159A, 162.4, 163.1
       of the Articles of Association of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701520454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4634U169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          For                            For
       Directors and of the Auditors for the 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       2007

3.1    Re-elect Mr. S .A. Catz as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. V. H. C. Cheng as a Director                 Mgmt          For                            For

3.3    Re-elect Mr. J. D. Coombe as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. J. L .Duran as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. D. J. Flint as a Director                    Mgmt          For                            For

3.6    Re-elect Mr. A. A. Flockhart as a Director                Mgmt          For                            For

3.7    Re-elect Mr. W. K .L .Fung as a Director                  Mgmt          For                            For

3.8    Re-elect Mr. S. T. Gulliver as a Director                 Mgmt          For                            For

3.9    Re-elect Mr. J .W .J. Hughes-Hallett as a Director        Mgmt          For                            For

3.10   Re-elect Mr. W. S. H. Laidlaw as a Director               Mgmt          For                            For

3.11   Re-elect Mr. N. R. N. Murthy as a Director                Mgmt          For                            For

3.12   Re-elect Mr. S. W. Newton as a Director                   Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.6    Approve to disapply the pre-emption rights                Mgmt          For                            For

7.     Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.8    Approve to alter the Article of Association               Mgmt          For                            For

S.9    Approve to alter the Article of Association               Mgmt          For                            For
       with effect from 01 OCT 2008

10.    Amend the rules for the HSBC Share Plan                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  701451712
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38472109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7005380001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s)                        Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          Against                        Against

3.     Elect the External Directors who are the Auditor's        Mgmt          For                            For
       Committee Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IGM FINANCIAL INC.                                                                          Agenda Number:  932649304
--------------------------------------------------------------------------------------------------------------------------
    Security:  449586106                                                             Meeting Type:  Consent
      Ticker:  IGIFF                                                                 Meeting Date:  04-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANDR DESMARAIS                                           Mgmt          Withheld                       Against
       PAUL DESMARAIS, JR.                                       Mgmt          Withheld                       Against
       ROBERT GRATTON                                            Mgmt          Withheld                       Against
       DANIEL JOHNSON                                            Mgmt          Withheld                       Against
       RT.HON. D.F.MAZANKOWSKI                                   Mgmt          For                            For
       JOHN S. MCCALLUM                                          Mgmt          For                            For
       RAYMOND L. MCFEETORS                                      Mgmt          Withheld                       Against
       R. JEFFREY ORR                                            Mgmt          Withheld                       Against
       ROY W. PIPER                                              Mgmt          For                            For
       MICHEL PLESSIS-BLAIR                                     Mgmt          Withheld                       Against
       SUSAN SHERK                                               Mgmt          For                            For
       CHARLES R. SIMS                                           Mgmt          Withheld                       Against
       MURRAY J. TAYLOR                                          Mgmt          Withheld                       Against
       GRARD VEILLEUX                                           Mgmt          Withheld                       Against

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS;                Mgmt          For                            For

03     ADOPTION OF AN ORDINARY RESOLUTION APPROVING              Mgmt          For                            For
       THE AMENDMENTS TO THE CORPORATION S STOCK OPTION
       PLAN AS SET FORTH IN THE MANAGEMENT PROXY CIRCULAR
       ACCOMPANYING THIS VOTING INSTRUCTION FORM.




--------------------------------------------------------------------------------------------------------------------------
 IGM FINANCIAL INC.                                                                          Agenda Number:  932830361
--------------------------------------------------------------------------------------------------------------------------
    Security:  449586106                                                             Meeting Type:  Annual
      Ticker:  IGIFF                                                                 Meeting Date:  02-May-2008
        ISIN:  CA4495861060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANDRE DESMARAIS                                           Mgmt          For                            For
       PAUL DESMARAIS, JR.                                       Mgmt          For                            For
       ROBERT GRATTON                                            Mgmt          Withheld                       Against
       DANIEL JOHNSON                                            Mgmt          Withheld                       Against
       RT.HON.D.F. MAZANKOWSKI                                   Mgmt          For                            For
       JOHN S. MCCALLUM                                          Mgmt          For                            For
       RAYMOND L. MCFEETORS                                      Mgmt          Withheld                       Against
       R. JEFFREY ORR                                            Mgmt          Withheld                       Against
       ROY W. PIPER                                              Mgmt          For                            For
       MICHEL PLESSIS-BELAIR                                     Mgmt          Withheld                       Against
       PHILIP K. RYAN                                            Mgmt          Withheld                       Against
       SUSAN SHERK                                               Mgmt          For                            For
       CHARLES R. SIMS                                           Mgmt          For                            For
       MURRAY J. TAYLOR                                          Mgmt          For                            For
       GERARD VEILLEUX                                           Mgmt          Withheld                       Against

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS.                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INCO LIMITED                                                                                Agenda Number:  932574937
--------------------------------------------------------------------------------------------------------------------------
    Security:  453258402                                                             Meeting Type:  Special
      Ticker:  N                                                                     Meeting Date:  07-Sep-2006
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE SPECIAL RESOLUTION AUTHORIZING, APPROVING             Mgmt          Against                        Against
       AND ADOPTING, AMONG OTHER THINGS, THE ARRANGEMENT
       UNDER SECTION 192 OF THE CANADA BUSINESS CORPORATIONS
       ACT INVOLVING THE INDIRECT ACQUISITION BY PHELPS
       DODGE CORPORATION OF ALL THE OUTSTANDING COMMON
       SHARES OF THE COMPANY, IN THE FORM ATTACHED
       AS APPENDIX A TO THE PROXY CIRCULAR AND STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932911452
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  14-Jun-2008
        ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2008 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL AND SPECIAL DIVIDEND FOR               Mgmt          For
       THE FINANCIAL YEAR ENDED MARCH 31, 2008.

03     TO APPOINT A DIRECTOR IN PLACE OF CLAUDE SMADJA,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

04     TO APPOINT A DIRECTOR IN PLACE OF SRIDAR A.               Mgmt          For
       IYENGAR, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE SEEKS RE-APPOINTMENT.

05     TO APPOINT A DIRECTOR IN PLACE OF NANDAN M.               Mgmt          For
       NILEKANI, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

06     TO APPOINT A DIRECTOR IN PLACE OF K. DINESH,              Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

07     TO APPOINT A DIRECTOR IN PLACE OF SRINATH BATNI,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 14, 2008, UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, AND TO FIX THEIR
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N V                                                                               Agenda Number:  701198550
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4578E413                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2007
        ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 359551 DUE TO SPLITTING OF DIRECTORS  NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening remarks and announcements.                        Non-Voting

2.a    Report of the Executive Board for 2006.                   Non-Voting

2.b    Report of the Supervisory Board for 2006.                 Non-Voting

2.c    Receive the annual accounts for 2006.                     Mgmt          For                            For

3.a    Profit retention and distribution policy.                 Non-Voting

3.b    Dividend for 2006: a total dividend of EUR 1.32           Mgmt          For                            For
       per adepositary receipt for ana ordinary share
       will be proposed to the general meeting of
       shareholders; taking into account the interim
       dividend of EUR 0.59 made payable in AUG 2006,
       the final dividend will amount to EUR 0.73
       per adepositary receipt for ana ordinary share.

4.a    Remuneration report.                                      Non-Voting

4.b    Maximum number of stock options, performance              Mgmt          For                            For
       shares and conditional shares to be granted
       to the Members of the Executive Board for 2006:
       A) to approve that for 2006 485,058 stock options
       arights to acquire ordinary shares or depositary
       receipts for ordinary sharesa will be granted
       to the Members of the Executive Board; B) to
       approve that for 2006 a maximum of 202,960
       performance shares aordinary shares or depositary
       receipts for ordinary sharesa will be granted
       to the Members of the Executive Board; C) to
       approve that for 2006 37,633 conditional shares
       aordinary shares or depositary receipts for
       ordinary sharesa will be granted to Mr. Tom
       Mclnerney, in addition to the stock options
       and performance shares, included in Items A
       and B.

5.a    Corporate governance.                                     Non-Voting

5.b    Amendment to the Articles of Association: it              Mgmt          For                            For
       is proposed: A) that the Articles of Association
       of the Company be amended in agreement with
       the proposal prepared by Allen&Overy LLP, dated
       16 FEB 2007; B) that each Member of the Executive
       Board and each of Messrs. J-W.G. Vink, C. Blokbergen
       and H.J. Bruisten be authorized with the power
       of substitution to execute the notarial deed
       of amendment of the Articles of Association
       and furthermore to do everything that might
       be necessary or desirable in connection herewith,
       including the power to make such amendments
       in or additions to the draft deed as may appear
       to be necessary in order to obtain the required
       nihil obstat  from the Minister of Justice.

6.     Corporate responsibility.                                 Non-Voting

7.a    Discharge of the Executive Board in respect               Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Executive Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Executive Board, the Corporate
       governance chapter, the Chapter on Section
       404 of the Sarbanes-Oxley Act and the statements
       made in the meeting.

7.b    Discharge to the Supervisory Board in respect             Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Supervisory Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Supervisory Board, the Corporate
       governance chapter, the remuneration report
       and the statements made in the meeting.

8.     Proposed change of audit structure: since its             Non-Voting
       incorporation, the financial audit of ING Groep
       N.V. and its subsidiaries is shared between
       Ernst & Young Accountants, being responsible
       for auditing the financial statements of ING
       Verzekeringen N.V. and ING Groep N.V., and
       KPMG Accountants N.V., being responsible for
       auditing the financial statements of ING Bank
       N.V. and its subsidiaries. In connection herewith,
       Ernst & Young Accountants was appointed Auditor
       of ING Groep N.V. in the 2004 shareholders
       meeting with the assignment to audit the financial
       statements for the financial years 2004 to
       2007. As discussed in the 2004 Shareholders
       meeting, the performance of the External Auditors
       will be evaluated in 2007, prior to a proposal
       to the 2008 shareholders  meeting for the next
       Auditor s appointment. The main conclusions
       of this evaluation will be shared with the
       general meeting of shareholders. Prior to this
       evaluation, the Supervisory Board and the Executive
       Board have come to the conclusion that it is
       more efficient that the financial audit of
       ING Groep N.V. and its subsidiaries is being
       assigned to one single audit firm, instead
       of being shared between two firms. Accordingly,
       both Ernst & Young and KPMG will be invited
       to tender for the financial auditing of ING
       Groep N.V and all of its subsidiaries in 2007.
       On the basis of this tender, a candidate will
       be selected to be proposed in the 2008 shareholders
       meeting for appointment.

       Binding Nominations for the Executive Board:              Non-Voting
       Elect One of Two Candidates from resolutions
       9AI vs 9AII, and  9BI vs 9BII. Please note
       a  FOR  vote will be to elect the candidate
       and a  AGAINST  vote will be to NOT elect the
       candidate.

9ai    Appointment of Mr.John C.R. Hele as a new Member          Mgmt          For                            For
       of the Executive Board in accordance with Article
       19, Paragraph 2 of the Articles of Association.

9aii   Appointment of Mr. Hans van Kempen as a new               Mgmt          Against                        Against
       Member of the Executive Board as the legally
       required second candidate in accordance with
       Article 19, Paragraph 2 of the Articles of
       Association.

9bi    Appointment of Mr. Koos Timmermans as a new               Mgmt          For                            For
       Member of the Executive Board in accordance
       with Article 19, Paragraph 2 of the Articles
       of Association.

9bii   Appointment of Mr. Hugo Smid as a new Member              Mgmt          Against                        Against
       of the Executive Board as the legally required
       second candidate in accordance with Article
       19, Paragraph 2 of the Articles of Association.

       Binding Nominations for the Supervisory Board:            Non-Voting
       Elect One of Two Candidates from resolutions
       10AI vs 10AII, 10BI vs10BII, 10CI vs 10CII,
       10DI vs 10DII, 10EI vs10EII. Please note a
       FOR  vote will be to elect the candidate and
       a  AGAINST  vote will be to NOT elect the candidate.

10ai   Re-appointment of Mr. Claus Dieter Hoffmann               Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10aii  Re-appointment of Mr. Gerrit Broekers to the              Mgmt          Against                        Against
       Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bi   Re-appointment of Mr. Wim Kok as a Member to              Mgmt          For                            For
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bii  Re-appointment of Mr. Cas Jansen as a Member              Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ci   Appointment of Mr. Henk W. Breukink as a Member           Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10cii  Appointment of Mr. Peter Kuys as a Member to              Mgmt          Against                        Against
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10di   Appointment of Mr. Peter A.F.W. Elverding as              Mgmt          For                            For
       a new Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10dii  Appointment of Mr. Willem Dutilh as a new Member          Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ei   Appointment of Mr. Piet Hoogendoorn as a new              Mgmt          For                            For
       Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10eii  Appointment of Mr. Jan Kuijper as a new Member            Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

11.a   Authorization  to issue ordinary shares with              Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorized, upon
       approval of the Supervisory Board, to issue
       ordinary shares, to grant the right to take
       up such shares and to restrict or exclude preferential
       rights of shareholders. This authority applies
       to the period ending on 24 OCT 2008 asubject
       to extension by the general meetinga: i) for
       a total of 220,000,000 ordinary shares, plus
       ii) for a total of 220,000,000 ordinary shares,
       only if these shares are issued in connection
       with the take-over of a business or Company
       of shareholders.

11.b   Authorization to issue preference B shares with           Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorised, upon
       approval of the Supervisory Board, to issue
       preference B shares and to grant the right
       to take up such shares with or without preferential
       rights of shareholders. This authority applies
       to the  period ending on 24 October 2008 asubject
       to extension by the general meeting of shareholders)
       for 10,000,000 preference B shares with a nominal
       value of EUR 0.24 each, provided these are
       issued for a price per share that is not below
       the highest price per depositary receipt for
       an ordinary share, listed on the Euronext Amsterdam
       Stock Exchange, on the date preceding the date
       on which the issue of preference B shares of
       the relevant series is announced. This authorisation
       will only be used if and when ING Groep N.V.
       is obliged to convert the ING Perpetuals III
       into shares pursuant to the conditions of the
       ING Perpetuals III.

12.a   Authorization to acquire ordinary shares or               Mgmt          For                            For
       depositary receipts for ordinary shares in
       the Company s own capital: it is proposed that
       the Executive Board be authorized for a period
       ending on 24 October 2008, to acquire in the
       name of the Company fully paid-up ordinary
       shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than one eurocent and
       not higher than the highest price at which
       the depositary receipts for the Company s ordinary
       shares are traded on the Euronext Amsterdam
       Stock Market on the date on which the purchase
       contract is concluded or the preceding day
       on which this stock market is open.

12.b   Authorization to acquire preference A shares              Mgmt          For                            For
       or depositary receipts for preference A shares
       in the Company s own capital: it is proposed
       that the Executive Board be authorized for
       a period ending on 24 OCT 2008, to acquire
       in the name of the Company fully paid-up preference
       A shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than 1 eurocent and
       not higher than 130% of the amount including
       share premium, that is paid on such a share,
       or 130% of the highest price at which the depositary
       receipts for the Company s preference A shares
       are traded on the Euronext Amsterdam Stock
       market on the date on which the purchase contract
       is concluded or the preceding day on which
       this stock market is open.

13.    Cancellation of adepositary receipts fora preference      Mgmt          For                            For
       A shares which are held by ING Groep N.V.:
       it is proposed to cancel all such preference
       A shares 1) as the Company may own on 24 APR
       2007 or may acquire subsequently in the period
       until 24 OCT 2008, or 2) for which the Company
       owns the depositary receipts on 24 APR 2007
       or may acquire the depositary receipts subsequently
       in the period until 24 OCT 2008. the above-mentioned
       cancellation will be effected repeatedly, each
       time the Company holds preference A shares
       or depositary receipts thereof, and will each
       time become effective on the date on which
       all of the following conditions are met: 1)
       the Executive Board has indicated in a Board
       resolution which preference A shares will be
       cancelled and such resolution was filed together
       with this present resolution with the commercial
       register; 2) the preference A shares to be
       cancelled or the depositary receipts for such
       shares are continued to be held by the Company
       on the effective date of the concellation;
       3) the requirements of Section 100, Paragraph
       5 of Book 2 of the Dutch Civil Code have been
       met.

14.    Any other business and conclusion.                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701235168
--------------------------------------------------------------------------------------------------------------------------
    Security:  J24994105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Acquisition of treasury shares                    Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JS GROUP CORPORATION                                                                        Agenda Number:  701277356
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2855M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2007
        ISIN:  JP3626800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Supplementary Auditor                           Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KDDI CORPORATION                                                                            Agenda Number:  701235295
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31843105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  JP3496400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINGFISHER PLC                                                                              Agenda Number:  701231627
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5256E441                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2007
        ISIN:  GB0033195214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the financial statements and            Mgmt          For                            For
       the statutory reports

2.     Approve the Directors  remuneration report                Mgmt          For                            For

3.     Declare the final Dividend of 6.8 pence per               Mgmt          For                            For
       ordinary share

4.     Elect Mr. M. Daniel Bernard as a Director                 Mgmt          For                            For

5.     Elect Mrs. Janis Kong as a Director                       Mgmt          For                            For

6.     Re-elect Mr. Phil Bentley as a Director                   Mgmt          For                            For

7.     Re-elect Mr. John Nelson as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Michael Hepher as a Director                 Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Board to determine
       their remuneration

10.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 104,267,996

11.    Authorize the Company to make EU Political Organization   Mgmt          For                            For
       Donations and to incur EU Political Expenditure
       up to GBP 75,000

S.12   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       a nominal value of 5% of the issued share capital
       of the Company

S.13   Grant authority to purchase 235,920,341 ordinary          Mgmt          For                            For
       shares for market purchase




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE NUMICO NV                                                                       Agenda Number:  701182658
--------------------------------------------------------------------------------------------------------------------------
    Security:  N56369239                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  NL0000375616
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Executive Board as              Non-Voting
       included in the annual report for 2006; shareholders
       will be given the opportunity to raise questions
       concerning the contents of both the Executive
       Board and the Supervisory Board report and
       other business related items that have occurred
       during the year 2006

3.A    Adopt the annual accounts 2006 as specified               Mgmt          For                            For
       and approved by the Supervisory Board on 20
       FEB 2007

3.B    Approve the Numico s dividend policy which reflects       Non-Voting
       Numico s strong growth profile and significant
       organic investment opportunities; to enable
       Management to continuously invest in future
       growth, the Company aims to reach a maximum
       dividend pay-out ratio of 20% around 2010;
       Numico offers shareholders the option to choose
       for either a cash or a stock dividend; any
       dividends will be declared and paid on a yearly
       basis

3.C    Approve to determine the dividend payment at              Mgmt          For                            For
       EUR 0.20 per share

3.D    Approve to release the Members of the Executive           Mgmt          For                            For
       Board from liability for the exercise of their
       duties insofar as the exercise of such duties
       is reflected in the annual accounts 2006 or
       otherwise disclosed to the general meeting
       of Shareholders prior to the adoption of the
       annual accounts

3.E    Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board from liability for the exercise of their
       duties insofar as the exercise of such duties
       is reflected in the annual accounts 2006 or
       otherwise disclosed to the general meeting
       of Shareholders prior to the adoption of the
       annual accounts

4.     Approve, in accordance with the recommendation            Mgmt          For                            For
       by the Audit Committee, to instruct PricewaterhouseCoopers
       Accountants N.V. to audit the annual accounts
       2007

5.A    Amend the Articles of Association as specified            Mgmt          For                            For

5.B    Approve, in accordance with Section 391, Sub-Section      Mgmt          For                            For
       1 and Section 362, Sub-Section 7, Book 2 of
       the Dutch Civil Code, to use the English language
       as the official language for the annual report
       and the annual accounts, as from the FY 2007

6.A    Re-appoint, in accordance with Article 21, Paragraph      Mgmt          For                            For
       2 of the Articles of Association, Mr. Lindenbergh
       as a Member of the Supervisory Board for another
       period of 4 years

6.B    Re-appoint, in accordance with Article 21, Paragraph      Mgmt          For                            For
       2 of the Articles of Association, Mr. Wold-Olsen
       as a Member of the Supervisory Board for another
       period of 4 years

7.A    Approve, the designation of the Executive Board           Mgmt          For                            For
       as authorised body to - under approval of the
       Supervisory Board - issue ordinary shares was
       extended for a period of 18 months starting
       on 03 MAY 2006; at the time, this authority
       was limited to 10% of the issued share capital
       for the purpose of financing and to cover personnel
       share options and to an additional 10% of the
       issued share capital in case the issuance is
       effectuated in connection with a merger or
       acquisition; again extend the authority of
       the Executive Board as authorised body to -
       under approval of the Supervisory Board - issue
       ordinary shares for a period of 18 months starting
       on 25 APR 2006 and ending on 25 OCT 2008; this
       authority shall be limited to 10 % of the issued
       share capital for financing purposes and to
       cover personnel share options and to an additional
       10% of the issued share capital in case the
       issuance is effectuated in connection with
       a merger or acquisition

7.B    Approve, again to extend the authority of the             Mgmt          For                            For
       Executive Board as authorized body to - under
       approval of the Supervisory Board - restrict
       or exclude pre-emptive rights for shareholders
       for a period of 18 months starting on 25 APR
       2006 and ending on 25 OCT 2008, in case of
       an issuance of shares based on the authority
       referred to under Resolution 7A

8.     Authorize the Executive Board, for a period               Mgmt          For                            For
       of 18 months, starting on 25 APR 2007 and ending
       on 25 OCT 2008, under approval of the Supervisory
       Board to acquire own shares on the Stock Exchange
       or otherwise in accordance with the Article
       10 of the Articles of Association; the maximum
       number of shares to be acquired equals the
       number of shares allowed by law; the price
       limit should be between the par value of the
       shares and the stock exchange price of the
       shares at Euronext Amsterdam N.V., plus 10%;
       the stock exchange price equals the average
       of the highest price of the Numico shares as
       listed in the Offici le Prijscourant aOfficial
       Price Lista of Euronext Amsterdam N.V. for
       5 successive trading days, immediately preceding
       the day of purchase

9.     Any other business                                        Non-Voting

10.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  701138302
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4822W100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Mar-2007
        ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and proposed disposition of retained earning

2.     Elect Mr. Jacques P.M. Kemp as a Director                 Mgmt          For                            For

3.1    Elect Mr. Ki Young, Jeong of Audit Committee              Mgmt          For                            For
       Member as an outside Director

3.2    Elect Mr. Dam, Joe of Audit Committee Member              Mgmt          For                            For
       as an outside Director

3.3    Elect Mr. Bo Kyun, Byun of Audit Committee Member         Mgmt          For                            For
       as an outside Director

3.4    Elect Mr. Baek In, Cha of Audit Committee Member          Mgmt          For                            For
       as an outside Director

4.     Approve the previously granted Stock Option               Mgmt          For                            For

5.     Approve the Stock Purchase Option                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK, SEOUL                                                                         Agenda Number:  701382549
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4822W100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 418181 DUE TO DELETION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Elect Mr. Kang Chung-Won as an Inside Director            Mgmt          For                            For

2.     Elect Mr. Kim Chee-Joong as an Outside Director           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DIRECTORS NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK, SEOUL                                                                         Agenda Number:  701457219
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4822W100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Elect the Directors                                       Mgmt          For                            For

4.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is not an outside Director

5.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is one of outside Directors

6.     Approve the limit of remuneration of the Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOBLAW COMPANIES LIMITED                                                                    Agenda Number:  932665613
--------------------------------------------------------------------------------------------------------------------------
    Security:  539481101                                                             Meeting Type:  Annual and Special
      Ticker:  LBLCF                                                                 Meeting Date:  01-May-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS                                     Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITOR                        Mgmt          For                            For

03     AMENDED AND RESTATED STOCK OPTION PLAN                    Mgmt          Abstain                        Against

04     BY-LAW NO. 1                                              Mgmt          For                            For

05     SHAREHOLDER PROPOSAL. MANAGEMENT RECOMMENDS               Shr           For                            Against
       A VOTE AGAINST.




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701157768
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2007
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 352987, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the consolidated financial statements             Mgmt          For                            For
       for 2006, Auditors report as Group Auditors

2.     Approve the annual activity report and financial          Mgmt          For                            For
       statements for 2006, the Auditors report

3.     Approve the appropriation of available earnings           Mgmt          For                            For

4.     Approve to ratify the acts of the Members of              Mgmt          For                            For
       the Board of Directors

5.1    Re-elect Dame Julia Higgins to the Board of               Mgmt          For                            For
       Directors

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          For                            For
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          For                            For

5.4    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          For                            For

5.5    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          For                            For

6.     Re-elect KPMG Ltd, Zurich, as the Statutory               Mgmt          For                            For
       Auditors aalso to act as Group Auditorsa for
       the 2007 FY

       VOTING RIGHT IS GRANTED TO NOMINEE SHARES (REGISTRATION)  Non-Voting
       BY THIS ISSUER COMPANY. HOWEVER; THE ISSUER
       GIVES (OR LIMITS THE) VOTING RIGHT UP TO 2%
       LIMIT WITH WITHOUT A NOMINEE CONTRACT




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701478972
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436664, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive the consolidated financial statements             Mgmt          For                            For
       of Lonza Group Ltd for 2007, and the report
       of the Group Auditors

2.     Receive the annual activity report and financial          Mgmt          For                            For
       statements of Lonza Group Ltd for 2007, and
       the report of the Statutory Auditors

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 1.75 per share

4.     Grant discharge to the Board and the Senior               Mgmt          For                            For
       Management

5.1    Re-elect Ms. Julia Higgins to the Board of Directors      Mgmt          For                            For

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          For                            For
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          For                            For

5.4    Re-elect Mr. Rolf Soiron to the Board of Directors        Mgmt          For                            For

5.5    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          For                            For

5.6    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          For                            For

5.7    Elect Mr. Patrick Aebischer to the Board of               Mgmt          For                            For
       Directors

6.     Elect KPMG as the Statutory Auditors [also to             Mgmt          For                            For
       act as the Group Auditors]




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701313570
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, upon the recommendation of the Directors         Mgmt          For                            For
       [or any of them, other than Messrs. Alison
       Carnwath or Kevin Davis] of Man Group plc [the
       Company] and subject to the conditions [other
       than the passing of this resolution] as specified
       being satisfied or waived, the Disposal and
       for the purpose of effecting and implementing
       the Disposal, authorize the Directors [or any
       of them, other than Messrs. Alison Carnwath
       or Kevin Davis] to i) approve an offer price
       per MF Global Share [as specified] for the
       initial public offering of MF Global Ltd.,
       and its listing on the New York Stock Exchange
       which is within, above or below the Price Range
       [as specified] as long as, if above or below
       the Price Range, the Board considers it reasonable
       and in the best interests of shareholders of
       the Company as a whole to so price; ii) approve
       the number of MF Global Shares to be sold by
       the Company and any of its subsidiaries as
       part of the Disposal being at least a majority
       of the MF Global shares; and iii) do or procure
       to be done all such acts and things and execute
       such documents on behalf of the Company or
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of completing
       and giving effect to the Disposal or the IPO
       with such amendments, modifications, variations
       or revisions thereto as are not, in the opinion
       of the Directors [or any of them, other than
       Messrs. Alison Carnwath or Kevin Davis] of
       the Company, of a material nature




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701302705
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve a final dividend of 12.7 cents per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Kevin J.P. Hayes as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Alison J. Carnwath as a Director             Mgmt          For                            For

6.     Re-elect Mr. Harvey A. McGrath as a Director              Mgmt          For                            For

7.     Re-elect Mr. Glen R. Moreno as a Director                 Mgmt          Against                        Against

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 18,797,996

s.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10, to issue equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 2,819,699.44

s.12   Authorize the Company, to make market purchase            Mgmt          For                            For
       of 187,979,963 ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701392944
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on admission of the new              Mgmt          For                            For
       ordinary shares becoming effective: a] to increase
       the authorized share capital of the Company
       from USD 81,000,000 and GBP 50,000 to USD 2,202,554,497
       and GBP 50,000 by the creation of 1,515,382,062
       redeemable preference shares of USD 1.40 each
       in the capital of the Company [the "B Shares"]
       and 1,961,000,000 non-cumulative irredeemable
       preference shares of 0.001 US cent each in
       the capital of the Company [the "C Shares"]
       each having the rights and subject to the restrictions
       as specified pursuant to paragraph [c]; b)
       to consolidate the issued ordinary shares of
       3 US cents in the capital of the Company [each
       an "Existing Ordinary Share"] held by each
       holder or joint holders at 6 p.m. on 23 NOV
       2007 [or such other time and/or date as the
       Directors may in their absolute discretion
       determine] [the "Record Time"] into one unclassified
       share and divide, forthwith upon such consolidation
       each such unclassified share, into one New
       Ordinary Share for each 3 3/7 US cents of nominal
       value of such unclassified share provided that
       fractions of New Ordinary Shares will not be
       issued and fractions of New Ordinary Shares
       [treating shares held in certificated form
       and shares registered in CREST as if they were
       separate holdings] will be aggregated immediately
       prior to Admission and sold in the market and
       the net proceeds of sale paid in due proportion
       to those holders who would otherwise be entitled
       to such fractions save that individual entitlements
       of GBP 3 or less shall be retained by the Company;
       c) amend the Articles of Association of the
       Company in the manner as specified; d) authorize
       the Directors of the Company to: i] capitalise
       a sum not exceeding USD 2,121,534,887 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,515,382,062 B Shares; ii]
       capitalise a sum not exceeding USD 19,610 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,961,000,000 C Shares; and
       iii] pursuant to section 80 of the Companies
       Act 1985 [as amended] [the "Act"], exercise
       all the powers of the Company to allot and
       issue up to 1,515,382,062 B Shares and 1,961,000,000
       C Shares each credited as fully paid up to
       the holders of the Existing Ordinary Shares;
       [Authority expires at the conclusion of the
       next AGM of the Company or within 15 months,
       whichever is earlier]; e) approve to consolidate
       all authorized but unissued Existing Ordinary
       Shares which are unissued at the record time
       into one unclassified share and divide, forthwith
       on such consolidation such unclassified share,
       into one New Ordinary Share for every 3 3/7
       US cents of nominal value of such unclassified
       share provided that any fraction of a New Ordinary
       Share arising from such division will be and
       is thereupon cancelled pursuant to Section
       121[2][e] of the Act and the amount of the
       Company's authorized but unissued share capital
       diminished accordingly; f) approve the terms
       of the contract between Merrill Lynch International
       ["Merrill Lynch"] and the Company [as specified]
       under which Merrill Lynch will be entitled,
       if it so chooses, and authorize to require
       the Company to purchase C Shares from it, for
       the purposes of Section 165 of the Act and
       otherwise; [Authority expires earlier of the
       conclusion of the next AGM of the Company or
       15 months]; g) and amend the existing authority
       of the Company to make market purchases [within
       the meaning of Section 163[3] of the Act] of
       ordinary shares, granted by the Company on
       12 JUL 2007 such that: i] the maximum aggregate
       number of ordinary shares authorized to be
       purchased is reduced to 164,482,467; and ii]
       the minimum price which may be paid for an
       ordinary share is 3 3/7 US cents or the sterling
       equivalent of 3 3/7 US cents [calculated in
       accordance with the existing authority] per
       ordinary share, but that such existing authority
       shall not be amended in any other respect;
       h) to cancel, with effect at 6 p.m. on the
       date falling one month after the Record Time,
       any authorized but unissued B Shares and C
       Shares then existing and reduce the authorized
       but unissued capital of the Company accordingly;
       i] to cancel the share capital available for
       issue as a consequence of: i] any redemption
       of B Shares created pursuant to Paragraph [a]
       above; ii] any purchase by the Company of C
       Shares created pursuant to Paragraph [a] above;
       and iii] any purchase by the Company of deferred
       shares derived from any of the C Shares created
       pursuant to Paragraph [a]




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA, DARMSTADT                                                                       Agenda Number:  701465444
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5357W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2007 with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Approval of the financial statements as per               Mgmt          For                            For
       31 DEC 2007

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 210,342,375.63 as follows: Payment
       of a dividend of EUR 1.20 plus a bonus of EUR
       2 per no-par share EUR 3,580,372.43 shall be
       carried forward Ex-dividend and payable date:
       31 MAR 2008

4.     Ratification of the acts of the personal partners         Mgmt          For                            For

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhandgesellschaft AG, Mannheim

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       subsidiaries Merck 9, Allgemeine Beteiligungs
       GmbH, Merck 10, Allgemeine Beteiligungs GmbH,
       Merck 11, Allgemeine Beteiligungs GmbH, Serono
       GmbH, and Solvent Innovation GmbH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 year

8.1    Elect Mr. Johannes Baillou as a Supervisory               Mgmt          Against                        Against
       Board

8.2    Elect Mr. Frank Binder as a Supervisory Board             Mgmt          Against                        Against

8.3    Elect Prof. Dr. Rolf Krebs as a Supervisory               Mgmt          For                            For
       Board

8.4    Elect Dr. Arend Oetker as a Supervisory Board             Mgmt          For                            For

8.5    Elect Prof. Dr. Theo Siegert as a Supervisory             Mgmt          For                            For
       Board

8.6    Elect Prof. Dr. Wilhelm Simson as a Supervisory           Mgmt          For                            For
       Board

9.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of the Supervisory Board comprising 16 Members
       of which 8 are elected by the Company's employees
       pursuant to the Participation Act, 6 Members
       are elected by the shareholders meeting, and
       2 Members are determined by the holders of
       registered shares




--------------------------------------------------------------------------------------------------------------------------
 MILLEA HOLDINGS,INC.                                                                        Agenda Number:  701235283
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4276P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2007
        ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701161678
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365869, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle Ag and consolidated financial
       statements of 2006 of Nestle Group: reports
       of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Executive Board

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       of Nestle Ag

4.     Approve the reduction of the share capital and            Mgmt          For                            For
       amend the Article 5 of the Articles of Incorporation

5.1    Re-elect Mr. Peter Brabeck-Letmathe as a Board            Mgmt          For                            For
       of Director

5.2    Re-elect Mr. Edward George aLord Georgea as               Mgmt          For                            For
       a  Board of Director




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          For                            For
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701620189
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52968104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701235942
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Amend the Compensation to be received by  Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSAN MOTOR CO.,LTD.                                                                       Agenda Number:  701235118
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57160129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2007
        ISIN:  JP3672400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve the Delegation to the Board of Director           Mgmt          For                            Against
       in deciding the Terms and Conditions of the
       Issuance of Shinkabu-Yoyakuken (stock acquisition
       right) without Consideration as Stock Options
       to Employees of the Company and Directors and
       Employees of its Affiliates

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Grant Share Appreciation Rights (SAR) to the              Mgmt          For                            Against
       Directors

5.     Grant Retirement Allowances to the Directors              Mgmt          Against                        Against
       and Statutory Auditors in relation to the abolition
       of such Allowances




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS, INC.                                                                       Agenda Number:  701605632
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Issue of Stock Acquisition Rights as Stock Options        Mgmt          For                            For
       to executives and employees of subsidiaries
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS,INC.                                                                        Agenda Number:  701235524
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options to Subsidiary Directors and
       Employees




--------------------------------------------------------------------------------------------------------------------------
 NORSKE SKOGINDUSTRIER ASA                                                                   Agenda Number:  701434641
--------------------------------------------------------------------------------------------------------------------------
    Security:  R80036115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jan-2008
        ISIN:  NO0004135633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Acknowledge that the Chair of the Corporate               Mgmt          Abstain                        Against
       assembly opens the meeting, and the attending
       shareholders are registered

2.     Elect 2 persons to sign the protocol                      Mgmt          For                            For

3.     Approve the notice and proposed agenda                    Mgmt          For                            For

4.     Elect the members and deputy members to the               Mgmt          Against                        Against
       Corporate assembly

5.     Elect 3 members to the Election Committee                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG                                                                                 Agenda Number:  701140078
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Mar-2007
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 350514, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the financial statements       Mgmt          For                            For
       of Novartis AG and the Group consolidated financial
       statements for the year 2006

2.     Approve the activities of the Board of Directors          Mgmt          For                            For

3.     Approve the appropriation of available earnings           Mgmt          For                            For
       of Novartis AG as per balance sheet and declaration
       of dividend as specified and a total dividend
       payment of CHF 3,380,588,453 is equivalent
       to a gross dividend of CHF 1.35 per registered
       share of CHF 0.50 nominal value entitled to
       dividends as specified

4.1    Acknowledge that, at her own wish, Mrs. Dr.               Non-Voting
       H.C. Brigit Breuel retires from the Board of
       Directors with effect from the AGM of 06 MAR
       2007

4.2.1  Re-elect Mr. Hans-Joerg Rudloff as a Director             Mgmt          For                            For
       for a 3-year term

4.2.2  Re-elect Dr. H. C. Daniel Vasella as a Director           Mgmt          For                            For
       for a 3-year term

4.3    Elect Mrs. Marjorie M. Yang as a new Member               Mgmt          For                            For
       for a term of Office beginning on 01 JAN 2008
       and ending on the day of the AGM in 2010

5.     Approve the retention of the current Auditors             Mgmt          For                            For
       of Novartis AG and Group Auditors, PricewaterhouseCoopers
       AG, for a further year

       PLEASE NOTE THAT INSTITUTIONS SUBJECT TO THE              Non-Voting
       FEDERAL LAW RELATING TO BANKS AND SAVINGS BANKS
       OF 8 NOV 1934 AND PROFESSIONAL SECURITIES ADMINISTRATORS
       ARE ASKED TO NOTIFY THE NUMBER OF THE SHARES
       THEY REPRESENT TO THE COMPANY AS EARLY AS POSSIBLE,
       AND IN ANY EVENT NOT LATER THAN THE DAY OF
       THE AGM, AT THE AGM DESK aGV-BUROa. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  701453425
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436581, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the remuneration     Mgmt          For                            For
       report, the financial statements of Novartis
       AG and the Group Consolidated financial statements
       for the business year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee from
       liability for their activities during the business
       year 2007

3.     Approve the available earnings as per balance             Mgmt          For                            For
       sheets as specified and a total dividend payment
       of CHF 3,929,967 is equivalent to a gross dividend
       of CHF 1.60 per registered share of CHF 0.50
       nominal value entitled to dividends; assuming
       that the Board of Directors' proposal for the
       earnings appropriation is approved, payment
       will be made with effect from 29 FEB 2008

4.     Approve to cancel 85,348,000 shares repurchased           Mgmt          For                            For
       under the 4th and 5th share repurchase programs
       and to reduce the share capital accordingly
       by CHF 42,674,000 from CHF 1,364,485,500 to
       CHF 1,321,811,500; and amend Article 4 of the
       Articles of Incorporation as specified

5.     Authorize the Board of Directors to launch a              Mgmt          For                            For
       6th share repurchase program to repurchase
       shares up to a maximum amount of CHF 10 billion
       via a 2nd trading line on virt-x; these shares
       are to be cancelled and are thus not subject
       to the 10% threshold of own shares with in
       the meaning of Article 659 of the Swiss Code
       of obligations; the necessary amendments to
       the Articles of Incorporation [reduction of
       share capital] shall be submitted to the shareholders

6.1    Amend Article 19 of the Articles of Incorporation         Mgmt          For                            For
       as specified

6.2    Amend Article 33 of the Articles of Incorporation         Mgmt          For                            For
       as specified

7.1.a  Re-elect Mr. Peter Burckhardt M.D. as a Director,         Mgmt          For                            For
       for a 1-year term

7.1.b  Re-elect Mr. Ulrich Lehner Ph.D., as a Director,          Mgmt          For                            For
       for a 3-year term

7.1.c  Re-elect Mr. Alexander F.Jetzer as a Director,            Mgmt          For                            For
       for a 3-year term

7.1.d  Re-elect Mr. Pierre Landolt as a Director, for            Mgmt          For                            For
       a 3-year term

7.2    Elect Mr. Ann Fudge as a Director, for a 3-year           Mgmt          For                            For
       term

8.     Appoint PricewaterhouseCoopers AG, as the Auditors        Mgmt          For                            For
       of Novartis AG and the Group Auditors, for
       a further year




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932735650
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  29-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2006.

02     APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2006.

03     APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2006.

04     APPROVE THE AMOUNT OF, PERIOD AND FORM OF PAYMENT         Mgmt          For
       OF ANNUAL DIVIDENDS ON THE COMPANY S SHARES
       THAT HAVE BEEN PROPOSED BY THE BOARD OF DIRECTORS
       OF THE COMPANY.

05     PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Against
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

06     APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY S EXTERNAL AUDITOR.

07     APPROVE THE CHANGES TO THE CHARTER OF OAO GAZPROM.        Mgmt          For

08     REGARDING THE APPROVAL OF INTERESTED-PARTY TRANSACTIONS   Mgmt          For
       IN CONNECTION WITH THE IMPLEMENTATION OF THE
       NORD STREAM PROJECT.

9A     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) FOR THE RECEIPT BY OAO GAZPROM OF CASH
       IN A MAXIMUM SUM OF 500 MILLION U.S. DOLLARS
       OR ITS EQUIVALENT IN RUBLES OR EUROS FOR A
       PERIOD OF UP TO AND INCLUDING 10 YEARS, WITH
       INTEREST FOR USING THE LOANS TO BE PAID AT
       A RATE NOT EXCEEDING 8.5% PER ANNUM IN THE
       CASE OF LOANS IN U.S. DOLLARS/EUROS AND AT
       A RATE NOT EXCEEDING 10% PER ANNUM IN THE CASE
       OF LOANS IN RUBLES.

9B     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       FOR THE RECEIPT BY OAO GAZPROM OF CASH IN A
       MAXIMUM SUM OF 1 BILLION U.S. DOLLARS OR ITS
       EQUIVALENT IN RUBLES OR EUROS FOR A PERIOD
       NOT IN EXCESS OF 365 DAYS, WITH INTEREST FOR
       USING THE LOANS TO BE PAID AT A RATE NOT EXCEEDING
       7% PER ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS/EUROS
       AND AT A RATE NOT EXCEEDING 7.5% PER ANNUM
       IN THE CASE OF LOANS IN RUBLES.

9C     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL, UPON THE TERMS AND CONDITIONS ANNOUNCED
       BY IT, ACCEPT AND CREDIT CASH TRANSFERRED TO
       ACCOUNTS OPENED IN OAO GAZPROM S NAME AND CONDUCT
       OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE
       WITH OAO GAZPROM S INSTRUCTIONS, AS WELL AS
       AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK
       (ZAO), ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.

9D     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH SBERBANK WILL, UPON THE TERMS
       AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
       CREDIT CASH TRANSFERRED TO ACCOUNTS OPENED
       IN OAO GAZPROM S NAME AND CONDUCT OPERATIONS
       THROUGH THE ACCOUNTS IN ACCORDANCE WITH OAO
       GAZPROM S INSTRUCTIONS.

9E     AGREEMENT BETWEEN OAO GAZPROM AND AB GAZPROMBANK          Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       UNDERTAKES, AS MAY BE INSTRUCTED BY OAO GAZPROM
       AND FOR A FEE OF NOT MORE THAN 0.5% PER ANNUM,
       TO OPEN ON A MONTHLY BASIS IN FAVOR OF AK UZTRANSGAZ,
       IN CONNECTION WITH PAYMENTS FOR ITS SERVICES
       RELATED TO NATURAL GAS TRANSPORTATION ACROSS
       THE TERRITORY OF THE REPUBLIC OF UZBEKISTAN,
       CERTAIN DOCUMENTARY IRREVOCABLE UNPAID LETTERS
       OF CREDIT, ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.

9F     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL PROVIDE SERVICES TO OAO GAZPROM MAKING
       USE OF THE BANK-CLIENT ELECTRONIC PAYMENTS
       SYSTEM, INCLUDING, WITHOUT LIMITATION, RECEIPT
       FROM OAO GAZPROM OF ELECTRONIC PAYMENT DOCUMENTS
       FOR EXECUTING EXPENSE OPERATIONS THROUGH ACCOUNTS,
       PROVISION OF ELECTRONIC STATEMENTS OF ACCOUNT
       AND CONDUCT OF OTHER ELECTRONIC DOCUMENT PROCESSING,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

9G     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH SBERBANK WILL PROVIDE SERVICES
       TO OAO GAZPROM MAKING USE OF THE CLIENT-SBERBANK
       ELECTRONIC PAYMENTS SYSTEM, INCLUDING, WITHOUT
       LIMITATION, RECEIPT FROM OAO GAZPROM OF ELECTRONIC
       PAYMENT DOCUMENTS FOR EXECUTING EXPENSE OPERATIONS
       THROUGH ACCOUNTS, PROVISION OF ELECTRONIC STATEMENTS
       OF ACCOUNT AND CONDUCT OF OTHER ELECTRONIC
       DOCUMENT PROCESSING, AND OAO GAZPROM WILL PAY
       FOR THE SERVICES PROVIDED AT SUCH TARIFFS OF
       SBERBANK AS MAY BE IN EFFECT AT THE TIME THE
       SERVICES ARE PROVIDED.

9H     FOREIGN CURRENCY PURCHASE/SALE TRANSACTIONS               Mgmt          For
       BETWEEN OAO GAZPROM AND AB GAZPROMBANK (ZAO),
       TO BE ENTERED INTO UNDER THE GENERAL AGREEMENT
       ON THE CONDUCT OF CONVERSION OPERATIONS BETWEEN
       OAO GAZPROM AND AB GAZPROMBANK (ZAO) DATED
       AS OF SEPTEMBER 12, 2006, NO. 3446, IN A MAXIMUM
       SUM OF 500 MILLION U.S. DOLLARS OR ITS EQUIVALENT
       IN RUBLES, EUROS OR OTHER FOREIGN CURRENCY
       FOR EACH TRANSACTION.

9I     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH THE BANK WILL ISSUE
       GUARANTEES TO THE RUSSIAN FEDERATION S CUSTOMS
       AUTHORITIES WITH RESPECT TO THE OBLIGATIONS
       OF THE COMPANY AS A CUSTOMS BROKER TO PAY CUSTOMS
       PAYMENTS AND EVENTUAL INTEREST AND PENALTIES,
       IN A MAXIMUM SUM OF 50 MILLION RUBLES AND FOR
       A PERIOD OF NOT MORE THAN 14 MONTHS, WITH THE
       BANK TO BE PAID A FEE AT A RATE OF NOT MORE
       THAN 1% PER ANNUM OF THE AMOUNT OF THE GUARANTEE.

9J     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE
       SURETYSHIPS TO SECURE PERFORMANCE BY GAS TRANSPORTATION
       AND GAS PRODUCTION COMPANIES WITH A 100% PARTICIPATION
       BY OAO GAZPROM IN THEIR CHARTER CAPITALS OF
       THEIR OBLIGATIONS TO AB GAZPROMBANK (ZAO) WITH
       RESPECT TO THE BANK S GUARANTEES ISSUED TO
       THE RUSSIAN FEDERATION S TAX AUTHORITIES IN
       CONNECTION WITH THE SUBSIDIARY COMPANIES CHALLENGING
       SUCH TAX AUTHORITIES  CLAIMS IN COURTS, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

9K     AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK               Mgmt          For
       PURSUANT TO WHICH OAO GAZPROM WILL ISSUE SURETYSHIPS
       TO SECURE PERFORMANCE BY GAS TRANSPORTATION
       AND GAS PRODUCTION COMPANIES WITH A 100% PARTICIPATION
       BY OAO GAZPROM IN THEIR CHARTER CAPITALS OF
       THEIR OBLIGATIONS TO SBERBANK WITH RESPECT
       TO THE BANK S GUARANTEES ISSUED TO THE RUSSIAN
       FEDERATION S TAX AUTHORITIES IN CONNECTION
       WITH THE SUBSIDIARY COMPANIES CHALLENGING SUCH
       TAX AUTHORITIES CLAIMS IN COURTS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

9L     AGREEMENTS BETWEEN OAO GAZPROM AND AB GAZPROMBANK         Mgmt          For
       (ZAO) PURSUANT TO WHICH AB GAZPROMBANK (ZAO)
       WILL BE ENTITLED, IN THE EVENT OF FAILURE BY
       GAS TRANSPORTATION AND GAS PRODUCTION COMPANIES
       WITH A 100% PARTICIPATION BY OAO GAZPROM IN
       THEIR CHARTER CAPITALS TO PERFORM THEIR OBLIGATIONS
       TO AB GAZPROMBANK (ZAO) WITH RESPECT TO THE
       BANK S GUARANTEES ISSUED TO THE RUSSIAN FEDERATION
       S TAX AUTHORITIES IN CONNECTION WITH THE SUBSIDIARY
       COMPANIES CHALLENGING SUCH TAX AUTHORITIES
       CLAIMS IN COURTS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932923685
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2007.

B      APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2007.

C      APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2007.

D      APPROVE THE AMOUNT OF, TIME PERIOD AND FORM               Mgmt          For
       OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

E      APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

F      PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Against
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G      APPROVE THE AMENDMENTS TO THE CHARTER OF OAO              Mgmt          For
       GAZPROM.

H      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

I      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE BOARD OF DIRECTORS OF OAO GAZPROM.

J      APPROVE THE AMENDMENT TO THE REGULATION ON THE            Mgmt          For
       MANAGEMENT COMMITTEE OF OAO GAZPROM.

K      IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE              Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES," DETERMINE
       THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED
       BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII,
       INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS
       CENTER: CONSULTATIONS, INVESTMENTS, VALUATION),
       THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO
       GAZPROM PURSUANT TO AN AGREEMENT ON INSURING
       THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD
       AMOUNT TO THE EQUIVALENT IN RUBLES OF 3.5 MILLION
       U.S. DOLLARS.

L1     PROPOSAL 12.1                                             Mgmt          For

L2     PROPOSAL 12.2                                             Mgmt          For

L3     PROPOSAL 12.3                                             Mgmt          For

L4     PROPOSAL 12.4                                             Mgmt          For

L5     PROPOSAL 12.5                                             Mgmt          For

L6     PROPOSAL 12.6                                             Mgmt          For

L7     PROPOSAL 12.7                                             Mgmt          For

L8     PROPOSAL 12.8                                             Mgmt          For

L9     PROPOSAL 12.9                                             Mgmt          For

L10    PROPOSAL 12.10                                            Mgmt          For

L11    PROPOSAL 12.11                                            Mgmt          For

L12    PROPOSAL 12.12                                            Mgmt          For

L13    PROPOSAL 12.13                                            Mgmt          For

L14    PROPOSAL 12.14                                            Mgmt          For

L15    PROPOSAL 12.15                                            Mgmt          For

L16    PROPOSAL 12.16                                            Mgmt          For

L17    PROPOSAL 12.17                                            Mgmt          For

L18    PROPOSAL 12.18                                            Mgmt          For

L19    PROPOSAL 12.19                                            Mgmt          For

L20    PROPOSAL 12.20                                            Mgmt          For

L21    PROPOSAL 12.21                                            Mgmt          For

L22    PROPOSAL 12.22                                            Mgmt          For

L23    PROPOSAL 12.23                                            Mgmt          For

L24    PROPOSAL 12.24                                            Mgmt          For

L25    PROPOSAL 12.25                                            Mgmt          For

L26    PROPOSAL 12.26                                            Mgmt          For

L27    PROPOSAL 12.27                                            Mgmt          For

L28    PROPOSAL 12.28                                            Mgmt          For

L29    PROPOSAL 12.29                                            Mgmt          For

L30    PROPOSAL 12.30                                            Mgmt          For

L31    PROPOSAL 12.31                                            Mgmt          For

L32    PROPOSAL 12.32                                            Mgmt          For

L33    PROPOSAL 12.33                                            Mgmt          For

L34    PROPOSAL 12.34                                            Mgmt          For

L35    PROPOSAL 12.35                                            Mgmt          For

L36    PROPOSAL 12.36                                            Mgmt          For

L37    PROPOSAL 12.37                                            Mgmt          For

L38    PROPOSAL 12.38                                            Mgmt          For

L39    PROPOSAL 12.39                                            Mgmt          For

L40    PROPOSAL 12.40                                            Mgmt          For

L41    PROPOSAL 12.41                                            Mgmt          For

L42    PROPOSAL 12.42                                            Mgmt          For

L43    PROPOSAL 12.43                                            Mgmt          For

L44    PROPOSAL 12.44                                            Mgmt          For

L45    PROPOSAL 12.45                                            Mgmt          For

L46    PROPOSAL 12.46                                            Mgmt          For

L47    PROPOSAL 12.47                                            Mgmt          For

L48    PROPOSAL 12.48                                            Mgmt          For

L49    PROPOSAL 12.49                                            Mgmt          For

L50    PROPOSAL 12.50                                            Mgmt          For

L51    PROPOSAL 12.51                                            Mgmt          For

L52    PROPOSAL 12.52                                            Mgmt          For

L53    PROPOSAL 12.53                                            Mgmt          For

L54    PROPOSAL 12.54                                            Mgmt          For

L55    PROPOSAL 12.55                                            Mgmt          For

L56    PROPOSAL 12.56                                            Mgmt          For

L57    PROPOSAL 12.57                                            Mgmt          For

L58    PROPOSAL 12.58                                            Mgmt          For

L59    PROPOSAL 12.59                                            Mgmt          For

L60    PROPOSAL 12.60                                            Mgmt          For

L61    PROPOSAL 12.61                                            Mgmt          For

L62    PROPOSAL 12.62                                            Mgmt          For

L63    PROPOSAL 12.63                                            Mgmt          For

L64    PROPOSAL 12.64                                            Mgmt          For

L65    PROPOSAL 12.65                                            Mgmt          For

L66    PROPOSAL 12.66                                            Mgmt          For

L67    PROPOSAL 12.67                                            Mgmt          For

L68    PROPOSAL 12.68                                            Mgmt          For

L69    PROPOSAL 12.69                                            Mgmt          For

L70    PROPOSAL 12.70                                            Mgmt          For

L71    PROPOSAL 12.71                                            Mgmt          For

L72    PROPOSAL 12.72                                            Mgmt          For

L73    PROPOSAL 12.73                                            Mgmt          For

L74    PROPOSAL 12.74                                            Mgmt          For

L75    PROPOSAL 12.75                                            Mgmt          For

L76    PROPOSAL 12.76                                            Mgmt          For

N1     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ARKHIPOV DMITRY ALEXANDROVICH

N2     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ASKINADZE DENIS ARKADIEVICH

N3     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       BIKULOV VADIM KASYMOVICH

N4     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ISHUTIN RAFAEL VLADIMIROVICH

N5     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       KOBZEV ANDREY NIKOLAEVICH

N6     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOBANOVA NINA VLADISLAVOVNA

N7     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       LOGUNOV DMITRY SERGEEVICH

N8     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       MIKHAILOVA SVETLANA SERGEEVNA

N9     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       NOSOV YURY STANISLAVOVICHIROVNA

N10    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       OSELEDKO VIKTORIYA VLADIMIROVNA

N11    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       FOMIN ANDREY SERGEEVICH

N12    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Against
       SHUBIN YURY IVANOVICH




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932935995
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

M1     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       AKIMOV ANDREI IGORIEVICH

M2     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ANANENKOV ALEXANDER GEORGIEVICH

M3     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       BERGMANN BURCKHARD

M4     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       GAZIZULLIN FARIT RAFIKOVICH

M5     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       DEMENTIEV ANDREI VLADIMIROVICH

M6     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ZUBKOV VIKTOR ALEXEEVICH

M7     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KARPEL ELENA EVGENIEVNA

M8     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MEDVEDEV YURIY MITROPHANOVICH

M9     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MILLER ALEXEY BORISOVICH

M10    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NABIULLINA ELVIRA SAKHIPZADOVNA

M11    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       NIKOLAEV VIKTOR VASILIEVICH

M12    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       POTYOMKIN ALEXANDER IVANOVICH

M13    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SEREDA MIKHAIL LEONIDOVICH

M14    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FEODOROV BORIS GRIGORIEVICH

M15    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FORESMAN ROBERT MARK

M16    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KHRISTENKO VIKTOR BORISOVICH

M17    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       SHOKHIN ALEXANDER NIKOLAEVICH

M18    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YUSUFOV IGOR KHANUKOVICH

M19    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          Split 25% For
       YASIN EVGENIY GRIGORIEVICH




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932734189
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  28-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO  LUKOIL               Mgmt          For
       FOR 2006, INCLUDING: THE NET PROFIT OF OAO
       LUKOIL  FOR DISTRIBUTION FOR 2006 WAS EQUAL
       TO 55,129,760,000 ROUBLES; TO DISTRIBUTE 32,321,404,000
       ROUBLES TO THE PAYMENT OF DIVIDENDS FOR 2006.
       TO PAY DIVIDENDS FOR THE 2006 FINANCIAL YEAR
       IN THE AMOUNT OF 38 ROUBLES PER ORDINARY SHARE.
       TO SET THE TERM OF PAYMENT OF DIVIDENDS AS
       JULY TO DECEMBER 2007. PAYMENT OF DIVIDENDS
       SHALL BE MADE IN CASH FROM THE ACCOUNT OF OAO
       LUKOIL .

3A     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): BULAVINA, LYUDMILA MIKHAILOVNA

3B     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): KONDRATIEV, PAVEL GENNADIEVICH

3C     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 3 FEBRUARY 2007 (MINUTES
       NO.4): NIKITENKO, VLADIMIR NIKOLAEVICH

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL ACCORDING TO APPENDIX
       1.

4B     TO ESTABLISH REMUNERATION FOR NEWLY ELECTED               Mgmt          For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO  LUKOIL  ACCORDING TO APPENDIX
       2. TO INVALIDATE THE AMOUNTS OF REMUNERATION
       OF MEMBERS OF THE BOARD OF DIRECTORS AND THE
       AUDIT COMMISSION OF OAO  LUKOIL  ESTABLISHED
       BY DECISION OF THE ANNUAL GENERAL SHAREHOLDERS
       MEETING OF OAO  LUKOIL  OF 24 JUNE 2004 (MINUTES
       NO. I) ON THE COMPLETION OF PAYMENTS OF REMUNERATION
       TO MEMBERS OF THE BOARD OF DIRECTORS AND AUDIT
       COMMISSION ELECTED AT THE ANNUAL GENERAL SHAREHOLDERS
       MEETING ON 28 JUNE 2006.

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO  LUKOIL         Mgmt          For
       - CLOSED JOINT STOCK COMPANY KPMG.

06     TO DETERMINE THE NUMBER OF AUTHORISED SHARES              Mgmt          For
       OF OAO  LUKOIL  AS EIGHTY-FIVE MILLION (85,000,000)
       ORDINARY REGISTERED SHARES, WITH A PAR VALUE
       OF TWO AND A HALF (2.5) KOPECKS EACH, AND THE
       RIGHTS DEFINED BY THE COMPANY CHARTER FOR THIS
       TYPE OF SHARES.

07     TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER          Mgmt          For
       OF OPEN JOINT STOCK COMPANY  OIL COMPANY  LUKOIL
       , PURSUANT TO THE APPENDIX.

08     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO  LUKOIL
       , PURSUANT TO THE APPENDIX.

9A     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO LOAN CONTRACT
       NO. 0610016 OF 10 JANUARY 2006 BETWEEN OAO
       LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9B     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SUPPLEMENTAL AGREEMENT TO OIL SUPPLY
       CONTRACT NO. 801/2006/0610579 OF 29 JUNE 2006
       BETWEEN OAO  LUKOIL  AND OOO LUKOIL-VOLGOGRADNEFTEPERERABOTKA.

9C     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9D     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: SHAREHOLDER LOAN AGREEMENT BETWEEN
       OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

9E     TO APPROVE THE FOLLOWING INTERESTED-PARTY TRANSACTIONS    Mgmt          For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX: POLICY (CONTRACT) ON INSURING THE
       LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO  LUKOIL  AND OAO KAPITAL STRAKHOVANIE.

10     TO APPROVE MEMBERSHIP OF OAO  LUKOIL  IN THE              Mgmt          For
       RUSSIAN NATIONAL ASSOCIATION SWIFT.




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932904798
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL       Mgmt          For                            For
       STATEMENTS, INCLUDING THE INCOME STATEMENTS
       AND DISTRIBUTION OF PROFITS.

3A     ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV             Mgmt          For                            For
       GAVRILOVNA

3B     ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL           Mgmt          For                            For
       GENNADIEVICH

3C     ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR         Mgmt          For                            For
       NIKOLAEVICH

04     PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS        Mgmt          For                            For
       OF BOARD OF DIRECTORS AND AUDIT COMMISSION
       OF OAO "LUKOIL" AND TO ESTABLISH REMUNERATION
       FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS
       AND AUDIT COMMISSION ACCORDING TO COMMISSION
       OF OAO "LUKOIL".

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

6A     SHAREHOLDER LOAN AGREEMENT BETWEEN OAO "LUKOIL"           Mgmt          For                            For
       (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).

6B     PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER)              Mgmt          For                            For
       TO OAO YUGK TGC-8 (BORROWER).

6C     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6D     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6E     POLICY (CONTRACT) ON INSURING THE LIABILITY               Mgmt          For                            For
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
       STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932935882
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: WALLETTE (JR), DONALD               Mgmt          No vote
       EVERT

2D     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2E     ELECTION OF DIRECTOR: KUTAFIN, OLEG EMELYANOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: KOSTIN, ANDREY LEONIDOVICH          Mgmt          No vote

2G     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2H     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          Split 33% For

2I     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          Split 33% For

2J     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2K     ELECTION OF DIRECTOR: SHERKUNOV, IGOR VLADIMIROVICH       Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          Split 33% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932775654
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  12-Oct-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO TERMINATE THE POWERS OF THE BOARD OF DIRECTORS         Mgmt          Against                        Against
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

03     TO TERMINATE THE POWERS OF THE REVISION COMMISSION        Mgmt          For                            For
       OF MMC NORILSK NICKEL AHEAD OF SCHEDULE.

04     TO ELECT THE FOLLOWING NOMINEES TO THE REVISION           Mgmt          For                            For
       COMMISSION: MARINA V. VDOVINA, VADIM YU, MESHCHERYAKOV,
       NIKOLAY V. MOROZOV, OLGA YU. ROMPEL, OLESSYA
       V. FIRSYK.

05     TO APPROVE THE NEW VERSION OF THE REGULATIONS             Mgmt          For                            For
       ON THE GENERAL MEETING OF SHAREHOLDERS OF MMC
       NORILSK NICKEL AS PER THE ADDENDUM.

06     TO APPROVE MMC NORILSK NICKEL'S PARTICIPATION             Mgmt          For                            For
       IN THE NON-PROFIT ORGANIZATION RUSSIAN ASSOCIATION
       OF EMPLOYERS NATIONAL ALLIANCE OF NICKEL AND
       PRECIOUS METALS PRODUCERS.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932797193
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  21-Dec-2007
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE PAYOUT OF DIVIDENDS ON MMC NORILSK         Mgmt          For
       NICKEL SHARES FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER SHARE.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932829192
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENTS TO THE CHARTER OF THE COMPANY                  Mgmt          Against                        For

02     PRE-TERM TERMINATION OF THE POWERS OF THE COMPANY'S       Mgmt          Against                        For
       CURRENT DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932935844
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BURT T.W.                                                 Mgmt          No vote

02     BOUGROV A.E                                               Mgmt          No vote

03     BULAVSKAYA E.E.                                           Mgmt          No vote

04     BULYGIN A.S.                                              Mgmt          No vote

05     VEKSELBERG V.F.                                           Mgmt          No vote

06     GUY DE SELLIERS                                           Mgmt          Split 50% For

07     DERIPASKA O.V.                                            Mgmt          No vote

08     DOLGIKH V.I.                                              Mgmt          No vote

09     KLISHAS A.A.                                              Mgmt          No vote

10     LEVITT M.J.                                               Mgmt          No vote

11     MORGAN R.T.                                               Mgmt          No vote

12     MOROZOV D.S.                                              Mgmt          No vote

13     PARINOV K.Y.                                              Mgmt          No vote

14     PROKHOROV M.D.                                            Mgmt          No vote

15     RAZUMOV D.V                                               Mgmt          No vote

16     SALNIKOVA E.M.                                            Mgmt          No vote

17     SOSNOVSKI M.A.                                            Mgmt          No vote

18     STEFANOVICH S.A.                                          Mgmt          No vote

19     UGOLNIKOV K.L.                                            Mgmt          No vote

20     CHARLIER C.F.                                             Mgmt          No vote

21     SCHIMMELBUSCH H.S.                                        Mgmt          Split 50% For




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932927493
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT AND ANNUAL ACCOUNTING        Mgmt          For
       STATEMENTS, INCLUDING PROFIT-AND-LOSS STATEMENT
       OF MMC NORILSK NICKEL FOR 2007. TO APPROVE
       DISTRIBUTION OF THE PROFITS AND LOSSES OF MMC
       NORILSK NICKEL FOR 2007.

02     TO DECLARE THE PAYMENT OF ANNUAL DIVIDENDS ON             Mgmt          For
       ORDINARY REGISTERED SHARES OF MMC NORILSK NICKEL
       FOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARY
       SHARE. TAKING INTO ACCOUNT INTERIM DIVIDENDS
       ALREADY PAID FOR 9 MONTHS OF 2007 IN THE AMOUNT
       OF RUB 108 PER ORDINARY SHARE, TO MAKE FINAL
       PAYMENT IN THE AMOUNT OF RUB SHARE 112 PER
       SHARE.

04     TO ELECT THE FOLLOWING MEMBERS TO THE REVISION            Mgmt          For
       COMMISSION: MARINA V. VDOVINA/ ELENA A. GAVRILOVA/
       NIKOLAY V. MOROZOV/ ELENA S. NAZAROVA/ OLGA
       YU. ROMPEL

05     TO APPROVE OOO ROSEXPERTIZA AS THE AUDITOR OF             Mgmt          For
       RUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSK
       NICKEL FOR 2008.

6A     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SUBSECTION 8 TO SECTION 6.8

6B     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO ADD NEW SECTION 6.19

6C     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.3

6D     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.5

6E     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 8.8

6F     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 8.15

6G     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 8.17

6H     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.36

6I     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 9.3.42

6J     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 9.3.43

6K     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO AMEND SECTION 10.8.2

6L     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT SECTION 13.8

6M     AMENDMENT TO THE CHARTER OF MMC NORILSK NICKEL:           Mgmt          For
       TO SUPPLEMENT THE CHARTER WITH SECTION 14

07     TO ADOPT THE REGULATIONS ON THE BOARD OF DIRECTORS        Mgmt          For
       OF MMC NORILSK NICKEL AS PER APPENDIX 1

8A     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO ESTABLISH THAT BASIC AMOUNT OF REMUNERATION
       TO BE PAID TO AN INDEPENDENT DIRECTOR SHALL
       BE RUB 1,250,000 PER QUARTER, (2) IF AN INDEPENDENT
       DIRECTOR PRESIDES OVER A BOARD COMMITTEE, THE
       ADDITIONAL REMUNERATION OF RUB 625,000 PER
       QUARTER SHALL BE PAID, (3) REMUNERATION AMOUNTS
       MENTIONED IN P. 1 AND 2 OF THIS RESOLUTION
       SHALL BE PAID FROM JULY 1, 2008 AND TO THE
       DATE, (4) IN ADDITION CHAIRMAN OF THE INDEPENDENT
       DIRECTORS SHALL RECEIVE RUB 500,000 PER QUARTER.

8B     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD:
       (1) TO APPROVE THE INDEPENDENT DIRECTORS INCENTIVE
       PROGRAM - OPTIONS PLAN AS PER APPENDIX 2, (2)
       TO ESTABLISH THAT THE TERMS OF THE AFOREMENTIONED
       PROGRAM SHALL BE FROM JULY 1, 2008 TO JUNE
       30, 2009 OR UNTIL THE END OF TERM OF EACH RESPECTIVE
       INDEPENDENT DIRECTOR.

09     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For
       TRANSACTIONS TO INDEMNITY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (0NE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

10     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       ARE INTERESTED PARTIES, AND WHICH INVOLVE THE
       OBLIGATIONS OF MMC NORILSK NICKEL TO INDEMNIFY
       MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       AGAINST DAMAGES THE AFOREMENTIONED PERSONS
       MAY INCUR IN THEIR RESPECTIVE POSITIONS MENTIONED
       ABOVE THAT SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION OF US DOLLARS)
       FOR EACH SUCH PERSON.

11     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 SHALL NOT
       EXCEED USD 1,400,000.

12     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD OF MMC NORILSK NICKEL ARE
       INTERESTED PARTIES, INVOLVING LIABILITY INSURANCE
       FOR MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF MMC NORILSK NICKEL
       WHO WILL BE BENEFICIARY PARTIES TO THE TRANSACTION,
       FOR THE ONE-YEAR TERM WITH LIABILITY LIMITED
       TO USD 150,000,000 AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 AND WITH PREMIUM
       TO INSURER NOT EXCEEDING USD 1,400,000.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932928851
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: TYE            Mgmt          No vote
       WINSTON BURT

3B     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       E. BOUGROV

3C     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ALEXANDER      Mgmt          No vote
       S. BULYGIN

3D     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: VICTOR         Mgmt          No vote
       F. VEKSELBERG

3E     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: GUY            Mgmt          Split 50% For
       DE SELLIERS DE MORANVILLE

3F     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. DERIPASKA

3G     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       A. KLISHAS

3H     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MICHAEL        Mgmt          No vote
       JEFFREY LEVITT

3I     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       YU. PARINOV

3J     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. POTANIN

3K     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MIKHAIL        Mgmt          No vote
       D. PROKHOROV

3L     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       L. UGOLNIKOV

3M     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: HEINZ          Mgmt          Split 50% For
       C. SCHIMMELBUSCH




--------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL PLC, LONDON                                                                      Agenda Number:  701187393
--------------------------------------------------------------------------------------------------------------------------
    Security:  G67395106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  GB0007389926
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited financial statements of the Group
       for the YE 31 DEC 2006

2.     Approve to declare a final dividend of 4.15p              Mgmt          For                            For
       per ordinary share

3.i    Re-elect Mr. J.C. Nicholls as a Director of               Mgmt          For                            For
       the Company

3.ii   Re-elect Mr. B. Nqwababa as a Director of the             Mgmt          For                            For
       Company

3.iii  Re-elect Mr. L.H. Otterbeck as a Director of              Mgmt          For                            For
       the Company

3.iv   Re-elect Mr. C.D. Collins as a Director of the            Mgmt          For                            For
       Company

3.v    Re-elect Mr. J.V.F. Roberts as a Director of              Mgmt          For                            For
       the Company

4.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       the Company

5.     Authorize the Group Audit and Risk Committee              Mgmt          For                            For
       to settle remuneration of the Auditors

6.     Approve the remuneration report in the Company            Mgmt          For                            For
       s report and accounts for the YE 31 DEC 2006

7.     Approve the closure of the Company s unclaimed            Mgmt          For                            For
       shares trusts

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 and in substitution
       for the authority granted under that Section
       at the AGM of the Company held on 10 MAY 2006,
       to allot relevant securities aSection 80a up
       to an aggregate nominal amount of GBP 55,009,000;
       aAuthority expires at the end of next AGM of
       the Companya; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the immediately preceding resolution, to
       allot equity securities aSection 94 of the
       Companies Act 1985a up to a maximum nominal
       aggregate amount of GBP 27,504,000 for cash
       and/or where such allotments constitutes on
       allotment of equity securities by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights aSection 89(1)a;
       aAuthority expires at the end of next AGM of
       the Companya; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases of up to 550,090,000 ordinary shares
       of 10p each in the Company, at a minimum price
       of 10p and not more than 5% above the average
       of the middle market values for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; aAuthority expires the earlier of the
       conclusion of the AGM of the Company in 2008
       or 12 monthsa; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; and all ordinary shares
       purchased pursuant to the said authority shall
       either: a) be cancelled immediately upon completion
       of the purchase or b) be held, sold, transferred
       or otherwise dealt with as treasury shares
       in accordance with the provisions of the Companies
       Act 1985

S.11   Approve the following contingent purchase contracts,      Mgmt          For                            For
       in the respective forms produced to the meeting
       aor with any non-material amendments thereto
       that the Directors may consider to be necessary
       or desirablea, in accordance with Section 164
       of the Companies Act 1985; and authorize the
       Company, to make off-market purchases of its
       shares pursuant to each such contract as follows:
       i) contract between the Company and Merrill
       Lynch South Africa aPtya Limited relating to
       ordinary shares of 10p each in the Company
       aOrdinary Sharesa traded on the JSE Limited,
       pursuant to which the Company may make off-market
       purchases from Merrill Lynch South Attica aPtya
       Limited of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution S.10 above or any
       of the other contingent purchase contracts
       referred to in this Resolutiona; ii) contract
       between the Company and Deutsche Securities
       relating to ordinary shares traded on the JSE
       Limited pursuant to which the Company may make
       off-market purchases from Deutsche Securities
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution S.10 above or any
       of the other contingent purchase Contracts
       referred to in this Resolutiona; iii) contract
       between the Company and Stockbrokers Malawi
       Limited relating to ordinary shares traded
       on the Malawi Stock Exchange, pursuant to which
       the Company may make off-market purchases from
       Stockbrokers Malawi Limited up to a maximum
       of 550,090,000 ordinary shares in a asuch maximum
       number to be reduced by any purchases made
       pursuant to the authority in Resolution S.10
       or any of the other contingent purchase contracts
       referred to in this Resolutiona; iv) contract
       between the Company and Investment House Namibia
       aPtya limited relating to ordinary shares traded
       on the Namibian Stock Exchange pursuant in
       which the Company may make oft-market purchases
       from Investment House Namibia aPtya Limited
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by arty purchases made pursuant
       to the authority in Resolution S.10 or any
       of the other contingent purchase contracts
       this Resolutiona; v) contract between the Company
       and Merrill Lynch International relating to
       ordinary shares traded on the Stockholm Stock
       Exchange, pursuant to which the Company may
       make off-market purchases from Merrill Lynch
       International of up to a maximum of 550,090,000
       ordinary shares in aggregate asuch maximum
       number in be reduced by any purchases made
       pursuant in the authority in Resolution S.10
       above or any of the other contingent purchase
       contracts in this Resolutiona; vi) contract
       between the Company and Deutsche Securities
       relating to ordinary shares traded on the Stockholm
       Stock Exchange pursuant to which the Company
       may make off-market purchases from Deutsche
       Securities of up to a maximum of 550,090,000
       ordinary shares in aggregate asuch maximum
       number to be reduced by any purchases made
       pursuant to the authority in Resolution S.10
       or any of the other contingent purchase contracts
       in this Resolutiona; and vii) contract between
       the Company and Imara Edwards Securities aPrivatea
       Limited relating to ordinary shares traded
       on the Zimbabwe Stock Exchange, pursuant 10
       which the Company may make oft-market purchases
       from Imara Edwards Securities aPrivatea limited
       of up to a maximum of 550,090,000 ordinary
       shares in aggregate asuch maximum number to
       be reduced by any purchases made pursuant to
       the authority In Resolution S.10 or any of
       the other contingent purchase contracts in
       this Resolutiona; aAuthority expires at earlier
       of the conclusion of the Company s AGM in 2008
       or 12 monthsa




--------------------------------------------------------------------------------------------------------------------------
 ONWARD KASHIYAMA CO.,LTD.                                                                   Agenda Number:  701241224
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30728109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2007
        ISIN:  JP3203500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure, ONWARD Holdings Co. Ltd.

3      Amend Articles to: Change Official Company Name           Mgmt          Against                        Against
       to ONWARD Holdings Co. Ltd.

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint Accounting Auditors                               Mgmt          For                            For

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

9      Amend the Compensation as  Stock Options to               Mgmt          For                            For
       be Received by Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 OSAKA GAS CO.,LTD.                                                                          Agenda Number:  701235358
--------------------------------------------------------------------------------------------------------------------------
    Security:  J62320114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3180400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PATNI COMPUTER SYSTEMS                                                                      Agenda Number:  932736791
--------------------------------------------------------------------------------------------------------------------------
    Security:  703248203                                                             Meeting Type:  Annual
      Ticker:  PTI                                                                   Meeting Date:  21-Jun-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE        Mgmt          For                            For
       SHEET AS AT 31 DECEMBER 2006 AND THE PROFIT
       & LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE
       AND THE REPORTS OF THE DIRECTORS AND THE AUDITORS
       THEREON.

O2     TO DECLARE DIVIDEND ON EQUITY SHARES FOR THE              Mgmt          For                            For
       YEAR ENDED 31 DECEMBER 2006.

O3     TO APPOINT A DIRECTOR IN PLACE OF DR. MICHAEL             Mgmt          For                            For
       A. CUSUMANO, WHO RETIRES BY ROTATION AND BEING
       ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O4     TO APPOINT A DIRECTOR IN PLACE OF MR. LOUIS               Mgmt          For                            For
       THEODOOR VAN DEN BOOG, WHO RETIRES BY ROTATION
       AND BEING ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT.

O5     TO APPOINT AUDITORS TO HOLD OFFICE FROM CONCLUSION        Mgmt          For                            For
       OF THIS MEETING TO THE CONCLUSION OF NEXT ANNUAL
       GENERAL MEETING AND TO FIX THEIR REMUNERATION.

S6     APPOINTMENT OF BRANCH AUDITORS.                           Mgmt          For                            For

S7     APPOINTMENT UNDER SECTION 314 OF THE COMPANIES            Mgmt          For                            For
       ACT, 1956.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932641992
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  02-Apr-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE S OPINION FOR THE FISCAL YEAR
       2006

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2007

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2006

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND             Mgmt          For                            For
       THEIR RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE MANAGEMENT COMPENSATION,             Mgmt          For                            For
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY
       S BYLAWS, AS WELL AS OF MEMBERS OF THE FISCAL
       COUNCIL

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES CONSTITUTED
       IN PREVIOUS FISCAL YEARS AMOUNTING TO R$ 4.380
       MILLION, INCREASING THE CAPITAL STOCK FROM
       R$ 48.264 MILLION TO R$ 52.644 MILLION WITHOUT
       ANY CHANGE TO THE NUMBER OF ISSUED SHARES PURSUANT
       TO ARTICLE 40, ITEM III, OF THE COMPANY S BYLAWS




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PPR SA, PARIS                                                                               Agenda Number:  701562349
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7440G127                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  FR0000121485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 742,871,437.92, prior retained
       earnings: EUR 1,315 ,650,744.19, balance available
       for distribution: EUR 2,058,522,182.11, legal
       reserve: EUR 0.00, dividends: EUR 441,882,689.55,
       retained earnings EUR 1,616,639,492.56, balance
       available for distribution: EUR 2,058,522,182.11
       the shareholders will receive a net dividend
       of EUR 3.45 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 16 JUN
       2008; in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by law, it is reminded that, for
       the last three financial years , the dividends
       paid, were as follows: EUR 3.00 for FY 2007
       EUR 2.72 for FY 2006 EUR 2.52 for FY 2005

O.4    Appoint Mr. M. Jean Pierre Denis as a Director,           Mgmt          For                            For
       for a duration which will expire at the conclusion
       of the ordinary shareholders' meeting which
       will rule on the annual accounts of 2011

O.5    Approve the award total annual fees of EUR 6              Mgmt          For                            For
       10,000.00 to the Directors

O.6    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Deloitte ET Associes as the Statutory Auditor
       for a 6 year period

O.7    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Beas AS Supplying as the Statutory Auditor
       for a 6 y ear period

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 175.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 2,241,433,775.00, [Authority expires after
       18 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 14 MAY 2007

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       50,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares, bonds and or
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 1,250,000,000.00, [Authority expires after
       18 month period]; this amount shall count against
       the overall value set forth in resolution 13;
       approve to cancel the shareholders' preferential
       subscript ion rights in favour of credit institutions
       and or Companies governed by the Frenc Insurance
       Law Book or its equivalent abroad; and to take
       all necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 14 MAY 2007

E.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO LTD                                                                              Agenda Number:  701267519
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64083108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2007
        ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            Against

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Award of Condolence Money to the Family of the            Mgmt          Against                        Against
       Late  Corporate Auditor Kazuo  Nagasawa, and
       Award of Retirement Bonuses to  Retiring Directors
       and          Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO.,LTD.                                                                            Agenda Number:  701616445
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64083108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701107864
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Dec-2006
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acceleration on the settlement of             Mgmt          For                            For
       Non Performing Loan of PT Bank Mandiri TBK

2.     Amend the Articles of Association of PT Bank              Mgmt          Against                        Against
       Mandiri TBK




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  701220155
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7123S108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2007
        ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and ratify the consolidated     Mgmt          For                            For
       financial report of the Company, the annual
       report of the Partnership Program and environmental
       and grant discharge to the Director and the
       Commissioners of all acts an Supervisory

2.     Approve to determine the profit                           Mgmt          For                            For

3.     Appoint Public Accountant for the year 2007               Mgmt          For                            For

4.     Approve to determine the salary for the Directors         Mgmt          For                            For
       and honorarium for the Commissioners

5.     Approve to increase the pension benefit                   Mgmt          Against                        Against

6.     Appoint the Independent of Commissioners                  Mgmt          For                            For

7.     Others                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 REUTERS GROUP PLC                                                                           Agenda Number:  701178091
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7540P109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  GB0002369139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements and statutory      Mgmt          For                            For
       reports

2.     Approve the remuneration reports                          Mgmt          For                            For

3.     Approve the final dividend of 6.90 pence per              Mgmt          For                            For
       ordinary share

4.     Elect Mr. Nandan Nilekani as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Lawton Fitt as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Niall FitzGerald as a Director               Mgmt          For                            For

7.     Re-elect Mr. Thomas Glocer as a Director                  Mgmt          For                            For

8.     Re-elect Mr. David Grigson as a Director                  Mgmt          For                            For

9.     Re-elect Mr. Penelope Hughes as a Director                Mgmt          For                            For

10.    Re-elect Sir Deryck Maughan as a Director                 Mgmt          For                            For

11.    Re-elect Mr. Kenneth Olisa as a Director                  Mgmt          For                            For

12.    Re-elect Mr. Richard Olver as a Director                  Mgmt          For                            For

13.    Re-elect Mr. Ian Strachan as a Director                   Mgmt          For                            For

14.    Re-elect Mr. Devin Wenig as a Director                    Mgmt          For                            For

15.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

16.    Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

17.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 105,000,000

18.    Approve the Reuters Group Plc Saye Share Option           Mgmt          For                            For
       Plan 2007

19.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 16,000,000

20.    Grant authority to 192,000,000 ordinary shares            Mgmt          For                            For
       for market purchase

21.    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HLDG LTD                                                                              Agenda Number:  701460456
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approval of the annual report [including the              Non-Voting
       remuneration report], financial statements
       and consolidated financial statements for 2007

2.     Ratification of the Board of Directors' actions           Non-Voting

3.     Vote on the appropriation of available earnings           Non-Voting

4.     Amendment of the Articles of Incorporation                Non-Voting

5.1    Re-election of Prof. Bruno Gehrig to the Board,           Non-Voting
       as provided by the Articles of Incorporation

5.2    Re-election of Mr. Lodewijk J.R. De Vink to               Non-Voting
       the Board, as provided by the Articles of Incorporation

5.3    Re-election of Mr. Walter Frey to the Board,              Non-Voting
       as provided by the Articles of Incorporation

5.4    Re-election of Dr. Andreas Oeri to the Board,             Non-Voting
       as provided by the Articles of Incorporation

6.     Election of the Statutory and the Group Auditors          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC                                                            Agenda Number:  701175994
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2007
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 31 DEC 2006              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Approve the remuneration report contained within          Mgmt          For                            For
       the report and accounts for the FYE 31 DEC
       2006

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. L.K. Fish as a Director                      Mgmt          For                            For

5.     Re-elect Sir. Fred Goodwin as a Director                  Mgmt          For                            For

6.     Re-elect Mr. A.S. Hunter as a Director                    Mgmt          For                            For

7.     Re-elect Mr. C.J. Koch as a Director                      Mgmt          For                            For

8.     Re-elect Mr. J.P. MacHale as a Director                   Mgmt          For                            For

9.     Re-elect Mr. G.F. Pell as a Director                      Mgmt          For                            For

10.    Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

11.    Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

12.    Grant authority a bonus issue                             Mgmt          For                            For

13.    Approve to renew the Directors  authority to              Mgmt          For                            For
       allot ordinary shares

S.14   Approve to renew the Directors  authority to              Mgmt          For                            For
       allot shares on non-pre-emptive basis

S.15   Approve to allow the purchase of its own shares           Mgmt          For                            For
       by the Company

16.    Approve the 2007 Executive Share Option Plan              Mgmt          For                            For

17.    Approve the 2007 Sharesave Plan                           Mgmt          For                            For

18.    Approve to use the Company s website as a means           Mgmt          For                            For
       of communication in terms of the Companies
       Act 2006




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701332114
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Aug-2007
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition by the RBS Group of              Mgmt          For                            For
       the ABN AMRO Businesses [as specified] through
       RFS Holdings B.V. ['RFS Holdings'] making a
       public offer or offers for [or otherwise acquiring]
       shares in the capital of ABN AMRO Holding -N.V.
       ['ABN AMRO'] on the terms and subject to the
       conditions of the offers set out in the offer
       documents published by RFS Holdings on 20 JUL
       2007 [the 'Offer Documents'] or through RFS
       Holdings making any revised or new offer or
       offers for ABN AMRO or entering into other
       agreements to acquire shares in ABN AMRO, provided,
       that the terms of any such revised or new offer
       or offers or other agreements do not result
       in consideration being offered which is materially
       higher than the consideration offered under
       the offers set out in the offer documents [the
       offers set out in the Offer Documents and/or
       any such revised or new offer or offers being
       the 'Offers']; to authorize the Directors [or
       a Committee of the Directors], to agree ,with
       Fortis and Santander any waivers, extensions,
       non-material amendments or variations to the
       terms and conditions of the offers or such
       other agreements and to execute such documents
       and do all conditions of the offers or such
       agreements and to execute such documents and
       do all such things as they may consider to
       be necessary or desirable to implement and
       give effect to the offers or any matters incidental
       thereto; that, subject to, and immediately
       upon RFS Holdings announcing that all the conditions
       to the Offers are fulfilled or waived [other
       than any condition relating to the admission
       of any new ordinary shares in the capital of
       the Company to be issued pursuant to, in connection
       with, or for the purposes of the Offers to
       the Official List of the UK Listing Authority
       and to trading an the London Stock Exchange],
       the authorized share capital be increased from
       GBP 2,878,587,005.50 to GBP 3,017,622,930.50
       by the creation of 556,143,700 new ordinary
       shares of 25pence each; to authorize the Directors,
       subject to and immediately upon RFS Holdings
       announcing that all the conditions to the offers
       are, fulfilled or waived [other than ,any condition
       relating, to the admission of, the new ordinary
       shares in the capital of the Company to be
       issued pursuant to, in connection with or for
       the purposes of the offers to the Official
       List of the UK Listing Authority and to trading
       on the London Stock Exchange] and in addition
       and without prejudice to the power conferred
       on the Directors by paragraph (1) of Article
       13(B) of the Articles of Association, in substitution
       for any existing authority and pursuant to
       Section 80 of the Companies Act 1985, to allot,
       grant options over, offer or otherwise deal
       with or dispose of any relevant securities
       [Section 80] up to an aggregate nominal amount
       of GBP 139,035,925; [Authority expires on 10
       AUG 2008]; and the Directors may make allotments
       during the relevant period which may be exercised
       after the relevant period; and for the purposes
       of this resolution words and expressions defined
       in or for the purposes of Part IV of the Act
       shall bear the same meanings herein




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701189638
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2007
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the financial and consolidated financial          Mgmt          For                            For
       statements at 31 DEC 06, the Board of Directors
       and the Board of Auditors  reports, the audit
       firm report and approve to allocate profits

O.2    Approve the Stock Option Plan                             Mgmt          For                            For

O.3    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       purchase maximum 2.500.000 own shares during
       a period of 18 months starting from the date
       of the meeting resolution

O.4    Authorize the Board of Directors in compliance            Mgmt          For                            For
       with the Article 2357 of the civil code to
       dispose maximum 2.500.000 own shares in favour
       of Incentive Stock Option Plan 2007

O.5    Approve to extend the appointment of PricewaterhouseCoopersMgmt          For                            For
       as the audit firm for the FY s 2007-2012

O.6    Approve the Insurance Policy against managerial           Mgmt          For                            For
       and professional risks of the Directors and
       the Auditors

E.1    Amend the Articles 13, 19, 20, 21, 27 of the              Mgmt          For                            For
       Company s By-Law




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701498013
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 21 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, the Auditors and the audit
       firm report

2.     Approve the allocation of profit                          Mgmt          For                            For

3.     Approve the Stock Option Plan for the year 2008           Mgmt          For                            For

4.     Grant authority to buy back own shares                    Mgmt          For                            For

5.     Grant authority to dispose own shares for Stock           Mgmt          For                            For
       Option Plan for the year 2008

6.     Appoint the Board of Directors and Chairman,              Mgmt          For                            For
       determination of their components term and
       emoluments

7.     Appoint the Board of the Auditors and Chairman,           Mgmt          For                            For
       determination of regular Auditors and Chairman
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO LTD                                                                  Agenda Number:  701138580
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y74718100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2007
        ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Balance Sheet, Profit and Loss Statement      Mgmt          For                            For
       and Statement of Appropriation of Retained
       Earnings for the 38th Fiscal Year (January
       1, 2006 - December 31, 2006).

2.1    Elect Mr. Goran S. Malm and Mr. Kap-Hyun Lee              Mgmt          For                            For
       as Independent Directors.

2.2    Elect Mr. Hak-Soo Lee as an Executive Director.           Mgmt          For                            For

2.3    Elect Mr. Kap-Hyun Lee as a member of the Audit           Mgmt          For                            For
       Committee.

3.     Approve the limit of remuneration for Directors.          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRS LTD                                                                         Agenda Number:  701479025
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y74718100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement, 39th income              Mgmt          For                            For
       statement, balance sheet, proposed disposition
       of retained earning, appropriation of income
       and YE dividends of KRW 7,500 per common share

2.     Approve the limit of remuneration for the Executive       Mgmt          For                            For
       [Inside] Directors and Independent Non-Executive
       [Outside] Directors




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701192243
--------------------------------------------------------------------------------------------------------------------------
    Security:  D66992104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 19 APR 07, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,647,334,719.50 as follows:
       payment of a dividend of EUR 0.46 per entitled
       share EUR 1,089,961,795.76 shall be carried
       forward, ex-dividend and payable date: 11 MAY
       2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt
       and Berlin

6a     Election of Mr. Pekka Ala-Pietilae to the Supervisory     Mgmt          For                            For
       Board

6b     Election of Prof. Dr. Wilhelm Haarmann to the             Mgmt          Against                        Against
       Supervisory Board

6c     Election of Dr. H.C. Hartmut Mehdorn to the               Mgmt          For                            For
       Supervisory Board

6d     Election of Prof. Dr.-Ing. E.H. Joachim Milberg           Mgmt          For                            For
       to the Supervisory Board

6e     Election of Prof. Dr. H.C. Mult. Hasso Plattner           Mgmt          Against                        Against
       to the Supervisory Board

6f     Election of Prof. Dr. H.C. Mult. August-Wilhelm           Mgmt          Against                        Against
       Scheer to the Supervisory Board

6g     Election of Dr. Erhard Schipporeit to the Supervisory     Mgmt          For                            For
       Board

6h     Election of Prof. Dr.-Ing. E.H. Klaus Wucherer            Mgmt          For                            For
       to the Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares: the Company shall be authorized to
       acquire own shares of up to EUR 120,000,000
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares if they are acquired through the stock
       exchange, nor differing more than 20% from
       the market price of the shares if they are
       acquired by way of a repurchase offer, on or
       before 31 OCT 2008; the Company shall be authorized
       to sell the shares on the stock exchange and
       to offer them to the shareholders for subscription;
       the Company may also dispose of the shares
       in another manner if they are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes or
       within the scope of the Company's Stock Option
       and Incentive Plans, and to retire the shares

8.     Authorization of the Board of Managing Directors          Mgmt          Against                        Against
       to use call and put options for the purpose
       of the acquisition of own shares as per Item
       7

9.     Resolution on an amendment to the Article of              Mgmt          For                            For
       association in accordance with the new Transparency
       Directive Implementation Law as follows: Section
       [3]2, regarding the Company being authorized
       to transmit information to shareholders by
       electronic means

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701559986
--------------------------------------------------------------------------------------------------------------------------
    Security:  D66992104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,582 ,667,897.40 as follows:
       Payment of a dividend of EUR 0.50 per no-par
       share EUR 986,567,284.40 shall be carried forward
       Ex-dividend and payable date: 04 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin

6.     Election of Mr. Bernard Liautaud to the Supervisory       Mgmt          Against                        Against
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 120,000,000, at a price
       neither more than 10% above, nor more than
       20% below the market price of the shares if
       they are acquired through the stock exchange,
       nor differing more than 20% from the market
       price of the shares if they are acquired by
       way of a repurchase offer, on or before 30
       NOV 2009; the Company shall be authorized to
       sell the shares on the stock exchange and to
       offer them to the shareholders for subscription;
       the Company shall also be authorized to dispose
       of the shares in another manner if they are
       sold at a price not materially below their
       market price, to offer the shares to BEE Owned
       Companies against cash payment (the amount
       being limited to EUR 1,500,000), to use these
       shares for the acquisition of shares of Systems
       Applications Products (South Africa) (Proprietary)
       Limited (the amount being limited to EUR 1,500,000),
       to offer the shares to other third parties
       for acquisition purposes, to use the shares
       within the scope of the Company's Stock Option
       and Incentive Plans, or for satisfying conversion
       and option rights, and to retire the

8.     Authorization of the Board of Managing Directors          Mgmt          Against                        Against
       to use call and put options for the purpose
       of the acquisition of own shares as per item
       7

9.     Amendments to the Articles of Association a)              Mgmt          For                            For
       Section 4(11), regarding the authorized capital
       III of up to EUR 15,000,000 being revoked b)
       Section 23(3), regarding the Company not being
       obliged to send documents regarding a shareholders
       meeting to the shareholders if the documents
       are made available via inter net




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701062503
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Oct-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.S.1  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of Section 85(2) of the Companies Act, 1973
       (Act 61 of 1973), as amended  Act , the Listings
       Requirements of the JSE Limited  JSE  and the
       Article 5 of the Company s Articles of Association,
       to purchase 60,111,477 ordinary no par value
       shares in the issued ordinary share capital
       of the Company from Sasol Investment Company
       Proprietary  Limited at the closing price
       of a Sasol ordinary share on the JSE on the
       business day prior to the registration of this
       Special Resolution with the Registrar of Companies

2.S.2  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of the authority granted in the Articles of
       Association of the Company, to approve and
       implement the purchase by the Company, or by
       any of its subsidiaries, of the Company s ordinary
       shares, upon such terms and conditions and
       in such amounts as the Directors of the Company
       and, in the case of an acquisition by a subsidiary(ies),
       the Directors of the subsidiary(ies)  may from
       time to time decide, subject to the provisions
       of the Act and the Listings Requirements of
       the JSE, provided: that any repurchase of shares
       in terms of this authority be effected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between the Company and the
       counter-party; that at any point in time, only
       one agent will be appointed to effect the repurchases
       on behalf of the Company; that the repurchase
       may only be effected, after the repurchase,
       the Company still complies with the minimum
       spread requirements stipulated in the Listings
       Requirements of the JSE; that the acquisition
       of shares in anyone FY be limited to 10% of
       the issued share capital of the Company as
       at the beginning of the FY, provided that any
       subsidiary(ies) may acquire shares to a maximum
       of 10% in the aggregate of the shares of the
       Company; that any acquisition of shares in
       terms of this authority may not be made at
       a price greater than 10% above the weighted
       average market value of the shares over the
       5 business days immediately preceding the date
       on which the acquisition is effected; that
       the repurchase of shares may not be effected
       during a prohibited period, as defined in the
       Listings Requirements of the JSE; that an announcement
       containing full details of the acquisitions
       of shares will be published as soon as the
       Company and/or its subsidiary(ies) has/have
       acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this Special Resolution is considered and,
       if approved, passed, and for each 3%, in aggregate,
       of the aforesaid initial number acquired thereafter;
       Authority expires earlier of the conclusion
       of the next AGM of the Company or 15 months

3.O.1  Authorize any Director or the Secretary of the            Mgmt          For                            For
       Company to do all such things and sign all
       such documents as are necessary to give effect
       to Special Resolution 1 and 2

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE AND DETAILED AGENDA. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  701096100
--------------------------------------------------------------------------------------------------------------------------
    Security:  803866102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2006
        ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       of the Company and of the Group for the YE
       30 JUN 2006, together with the reports of the
       Directors and the Auditors

2.1    Re-elect Mr. E. Le R. Bradley as a Director,              Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.2    Re-elect Mr. B. P. Connellan as a Director,               Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.3    Re-elect Mr. P. V. Cox as a Director, who retires         Mgmt          For                            For
       in terms of Articles 75(d) and 75(e) of the
       Company s Articles of Association

2.4    Re-elect Mr. L. P. A. Davies as a Director,               Mgmt          Against                        Against
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.5    Re-elect Mr. M. S. V. Gantsho as a Director,              Mgmt          For                            For
       who retires in terms of Articles 75(d) and
       75(e) of the Company s Articles of Association

2.6    Re-elect Mr. J. E. Schrempp as a Director, who            Mgmt          For                            For
       retires in terms of Articles 75(d) and 75(e)
       of the Company s Articles of Association

3.1    Re-elect Mr. H. G. Dijkgraaf as a Director,               Mgmt          For                            For
       who retires in terms of Article 75(h) of the
       Company s Articles of Association

3.2    Re-elect Mr. A. M. Mokaba as a Director, who              Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.3    Re-elect Mr. T. S. Munday as a Director, who              Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.4    Re-elect Mr. T. H. Nyasulu as a Director, who             Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

3.5    Re-elect Mr. K. C. Ramon as a Director, who               Mgmt          For                            For
       retires in terms of Article 75(h) of the Company
       s Articles of Association

4.     Re-appoint KPMG, Inc as the Auditors                      Mgmt          For                            For

5.S.1  Authorize the Directors of the Company to approve         Mgmt          For                            For
       the purchase by the Company, or by any of its
       subsidiaries of the Company s share, limited
       to a maximum of 10% of the Company s issued
       share capital of the shares in the applicable
       class at the time;  Authority expires at the
       next AGM of the Company

6.O.1  Approve the revised annual fees payable by the            Mgmt          For                            For
       Company or subsidiaries of the Company to the
       Non-Executive Directors of the Company with
       effect from 01 JUL 2006

7.     Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE RECORD DATE AND A NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701203678
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86921107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 366825 DUE TO AN ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Approve the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the company s financial statements
       for the YE 2006, as presented, showing net
       income of EUR 887,824,631.27

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: income for the FY: EUR 887,824,631.27
       retained earnings: EUR 275,145,487.67 distributable
       income: EUR 1,162,970,118.94 dividend: EUR
       683,095,044.00 retained earnings: EUR 479.875,074.94
       total: EUR 1,162,970,118.94 the shareholders
       will receive a net dividend of EUR 3.00 per
       share of a par value of EUR 8.00, will entitle
       to the 40 deduction provided by the French
       Tax Code; in the event that the company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last three FY the dividends paid, were
       as follows: EUR 1.1 for FY 2003 with a tax
       credit of EUR 0.55 EUR 1.8 for FY 2004 with
       an allowance of 50% EUR 2.25 for FY 2005 with
       an allowance of 40%

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, the agreement concerning
       the protocol of agreement between Schneider
       Electric Sa and the Axa Group which has been
       signed during a prior FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code, the commitments
       and the agreement referred to therein, concerning
       Mr. Jean-Pascal Tricoire

O.6    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 22,769,834 shares maximum funds
       invested in the share buybacks: EUR 2,960,078,420.00;
       aAuthority is given for an 18-month perioda

E.7    Amend Article number 11 of the By-Laws in order           Mgmt          For                            For
       to plan the appointment of a Board of Directors
       Member representing the employees who are
       shareholder s according to the Article L.225-71
       of the French Commercial Code

E.8    Amend Article number 11 of the By-Laws in order           Mgmt          Against                        Against
       to insure the employees representation of the
       French Companies of the Group at the Supervisory
       Board

E.9    Approve to increase the capital, on 1 or more             Mgmt          For                            For
       occasions, in France or abroad; by a maximum
       nominal amount of EUR 500,000,000.00; by issuance,
       with preferred subscription rights maintained,
       of common shares and securities giving access
       to the capital; the maximum nominal amount
       of debt securities which maybe issued shall
       not exceed EUR 1,500,000,000.00; the authority
       is granted for a 26-month period; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities; this
       delegation of powers supersedes the unused
       amounts of any and all earlier delegations
       to the same effect

E.10   Approve to increase the capital, on 1 or more             Mgmt          For                            For
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 300,000,000.00, by issuance,
       with preferred subscription rights cancelled,
       of common shares and securities giving access
       to the capital; this amount shall count against
       the total limit fixed by the resolution no
       9; the authority is granted for a 26-month
       period; the shareholders meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       the unused amounts of any and all earlier delegations
       to the same effect

E.11   Approve to increase the number of securities              Mgmt          For                            For
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders decided in accordance with
       the resolutions no 19 and 20, in the event
       of a surplus demand; this delegation is granted
       for a 26-month period; the shareholders  meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish,
       all necessary formalities

E.12   Approve that the issues decided in accordance             Mgmt          For                            For
       with the resolution no 10 may be used in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company, in the limit of
       10% of the capital share; the shareholders
       meeting delegates all powers to the Supervisory
       Board to increase the share capital, up to
       10% of the share capital, by way of issuing
       shares or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; the authority is granted for a 26-month
       period; the amount of the capital increases
       carried out shall count against the overall
       value set forth in resolutions no 9 and 10
       the shareholders  meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the employees
       or the Corporate Officers of the Company and
       related companies; they may not represent more
       than 0.5% of the share capital; the present
       delegation is given for a 38-month period;
       this delegation of powers supersedes the amounts
       unused of the authorization given by the general
       meeting proxy services shareholders  meeting
       of 03 MAY 2006 in its 25th resolution; the
       shareholders  meeting delegates all powers
       to the Executive Committee to tax all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 5 year-period and for a nominal amount that
       shall not exceed 5% of the capital; this delegation
       of powers supersedes the amounts unused authorization
       given by the shareholders  meeting of 03 MAY
       2006 in its 26th resolution; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.15   Approve to increase on 1 or more occasions,               Mgmt          For                            For
       in France or abroad, the share capital to a
       maximum nominal amount of 0.5%, by issuance,
       with cancellation of the shareholders preferred
       subscription rights to the profit of any French
       or foreign entity chosen by Schneider Electric;
       the present delegation is given for an 18-month
       period; this amount shall count against the
       overall value set forth in resolutions number
       10 and 14; the shareholders meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       the amounts unused of authorization given by
       the shareholders meeting in 03 MAY 2006 in
       its 26th resolution

E.16   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve that the shareholders  general assembly
       suppresses, in Article 19 of the Company Articles
       of Association, derogation No.2 of Indent 2,
       which limits recognition of shareholders  voting
       rights in the general assembly as from 10%
       of voting rights




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701483252
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86921107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the company's
       financial statements for the YE in 2007, as
       presented earnings for FY: EUR 226,643,349.81

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the income for the FY be appropriated
       as follows: income for the FY: EUR 226,643,349.81;
       legal reserve: EUR 3,589,169.00; retained earnings:
       EUR 483,791,510.94; distributable income: EUR
       706,845,691.75; share premium: EUR 102,642,216,05
       the shareholders will receive a net dividend
       of EUR 3.30 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid as from 01 JAN 2008
       as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225.40 of
       the French Commercial Code, and approve the
       agreements entered into which remained in force
       during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-88 of
       the French Commercial Code, and approve the
       presented Agreement relating to the possible
       allowances due to Jean-Pascal Tricoire in case
       of cessation of his duties next to a change
       of capital of the Company

O.6    Appoint Mr. Leo apotheker as a Member of the              Mgmt          For                            For
       Supervisory Board, for a 4-year period, in
       replacement to Mr. Rene De La Serre

O.7    Approve to renew the appointment of Mr. Jerome            Mgmt          For                            For
       Gallot as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Willy             Mgmt          For                            For
       Kissling as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Piero             Mgmt          For                            For
       Sierra as a Member of the Supervisory Board
       for a 4-year period

O.10   Ratify the Co-optation of Mr. G. Richard Thoman           Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2011

O.11   Appoint Mr. Roland Barrier as a Member of the             Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.12   Appoint Mr. Claude Briquet as a Member of the             Mgmt          For                            For
       Supervisory Board, representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.13   Appoint Mr. Alain Burq as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period

O.14   Appoint Mr. Rudiger Gilbert as a Member of the            Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.15   Appoint Mr. Cam Moffat as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period, in replacement to Mr. Alain
       Burq

O.16   Appoint Mr. Virender Shankar as a Member of               Mgmt          Against                        Against
       the Supervisory Board representing employee
       shareholders, for a 4-year period, in replacement
       to Mr. Alain Burq

O.17   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions as specified: maximum purchase
       price: EUR 130.00, maximum number of shares
       to be acquired: 10% of the capital share, maximum
       funds invested in the share buybacks: EUR 3,188,891,680.00;
       this authorization is given for a 18-month
       period

E.18   Amend the Article number 23 of the Bylaws relating        Mgmt          For                            For
       to the conditions of participation to shareholders
       general meetings

E.19   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10 % of the share capital over
       a 24-month period; this authorization is given
       for a 24-month period

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the company who are
       Members of a Company Savings Plan this delegation
       is given for a 60-month period and for a nominal
       amount that shall not exceed 5 of the share
       capital; to cancel the shareholders preferential
       subscription rights in favour of employees
       and Corporate officers of the Company who are
       Members of a Company Savings Plan; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 26 APR
       2008 in the Resolution number 14; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan no preferential
       subscription rights will be granted; this delegation
       is given or a 18-month period and for a nominal
       amount that shall not exceed 0,5 of the capital
       share; authorization if given for a 18- month
       period to set the issue price of the ordinary
       shares or securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholders'; meeting; this amount shall
       count against the overall value set forth in
       Resolution umber 10 of the share holders meeting
       of 26 APR 2007 and Number 20 of the present
       general meeting; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution Number 15

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU CHEMICAL CO.,LTD.                                                                 Agenda Number:  701620901
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72810120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3371200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701281139
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74229105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701620545
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74229105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  701427785
--------------------------------------------------------------------------------------------------------------------------
    Security:  D69671218                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Receive Supervisory Board report, Corporate               Non-Voting
       Governance report, remuneration report, and
       compliance report for fiscal 2006/ 2007

2.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2006/2007

3.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.60 per share

4.1    Postpone discharge of former Management Board             Mgmt          For                            For
       Member Mr. Johannes Feldmayer

4.2    Approve discharge of former Management Board              Mgmt          Against                        Against
       Member Mr. Klaus Kleinfeld (until June 30,
       2007)

4.3    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Peter Loescher (as of July 1, 2007)

4.4    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Heinrich Hiesinger (as of June 1, 2007)

4.5    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Joe Kaeser for fiscal 2006/2007

4.6    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Rudi Lamprecht for fiscal 2006/2007

4.7    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Eduardo Montes for fiscal 2006/2007

4.8    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Juergen Radomski for fiscal 2006/2007

4.9    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Erich Reinhardt for fiscal 2006/2007

4.10   Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Hermann Requardt for fiscal 2006/2007

4.11   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Uriel Sharef for fiscal 2006/2007

4.12   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Klaus Wucherer for fiscal 2006/2007

4.13   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Johannes Feldmayer (until September 30,
       2007), if discharge should not be postponed

5.1    Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Heinrich von Pierer (until April 25,
       2007)

5.2    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Gerhard Cromme for fiscal 2006/2007

5.3    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Ralf Heckmann for fiscal 2006/2007

5.4    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Josef Ackermann for fiscal 2006/2007

5.5    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Lothar Adler for fiscal 2006/2007

5.6    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Gerhard Bieletzki for fiscal 2006/2007

5.7    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. John Coombe for fiscal 2006 /2007

5.8    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Hildegard Cornudet for fiscal 2006/2007

5.9    Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Birgit Grube for fiscal 2006/2007

5.10   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Bettina Haller (as of April 1, 2007)

5.11   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Heinz Hawreliuk for fiscal 2006/2007

5.12   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Berthold Huber for fiscal 2006/2007

5.13   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Walter Kroell for fiscal 2006 /2007

5.14   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Michael Mirow (as of April 25, 2007)

5.15   Approve discharge of former Supervisory Board             Mgmt          For                            For
       Member Mr. Wolfgang Mueller (until January
       25, 2007)

5.16   Approve discharge of former Supervisory Board             Mgmt          For                            For
       Member Mr. Georg Nassauer (until March 31,
       2007)

5.17   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Thomas Rackow for fiscal 2006/2007

5.18   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Dieter Scheitor (as of January 25, 2007)

5.19   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Albrecht Schmidt for fiscal 2006/2007

5.20   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Henning Schulte-Noelle for fiscal 2006/
       2007

5.21   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Peter von Siemens for fiscal 2006/2007

5.22   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Jerry Speyer for fiscal 2006/2007

5.23   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Lord Iain Vallance of Tummel for fiscal 2006
       /2007

6.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for fiscal 2007/2008

7.     Authorize Share Repurchase Program and reissuance         Mgmt          For                            For
       or cancellation of Repurchased Shares

8.     Authorize use of Financial Derivatives of up              Mgmt          For                            For
       to 5% of Issued Share Capital when Repurchasing
       Shares

9.1    Elect Josef Ackermann to the Supervisory Board            Mgmt          For                            For

9.2    Elect Jean-Louis Beffa to the Supervisory Board           Mgmt          For                            For

9.3    Elect Gerd von Brandenstein to the Supervisory            Mgmt          For                            For
       Board

9.4    Elect Gerhard Cromme to the Supervisory Board             Mgmt          For                            For

9.5    Elect Michael Diekmann to the Supervisory Board           Mgmt          For                            For

9.6    Elect Hans Michael Gaul to the Supervisory Board          Mgmt          For                            For

9.7    Elect Peter Gruss to the Supervisory Board                Mgmt          For                            For

9.8    Elect Nicola Leibinger- Kammueller to the Supervisory     Mgmt          For                            For
       Board

9.9    Elect Hakan Samuelsson to the Supervisory Board           Mgmt          For                            For

9.10   Elect Lord Iain Vallance of Tummel to the Supervisory     Mgmt          For                            For
       Board

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701102054
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8126R105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2006
        ISIN:  GB0000403740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Articles of Association regarding: rights           Mgmt          For                            For
       of ordinary shares on a winding up

2.     Approve to reduce and subsequent increase in              Mgmt          For                            For
       share capital capitalize reserves of GBP 50,000
       increase authorized share capital convert cancellation
       reserve issue equity with and without rights

3.     Amend Articles of Association pursuant to the             Mgmt          For                            For
       redenomination

4.     Authorize the Directors to issue of equity or             Mgmt          For                            For
       equity-linked securities with pre-emptive rights
       up to aggregate nominal amount of USD 5,452,820

5.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 817,920

6.     Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares of 171,400,507 new dollar
       shares




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701244686
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8126R113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2007
        ISIN:  GB00B1HTFP68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts, the               Mgmt          For                            For
       Auditor s and the Directors  reports thereon,
       for the YE 03 FEB 2007

2.     Approve the Director s remuneration report for            Mgmt          For                            For
       the YE 03 FEB 2007

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Brook Land as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Robert Blanchard as a Director               Mgmt          For                            For

6.     Re-elect Mr. Walker Boyd as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Dale Hillpert as a Director                  Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company to hold Office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to determine its remuneration

9.     Authorize the Directors pursuant to Section               Mgmt          For                            For
       80 of the Companies Act 1985 to exercise all
       powers of the Company to allot relevant securities
       aas specified in that Sectiona up to an aggregate
       nominal amount of GBP 5,110,376;aAuthority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2008 or on 06 SEP
       2008a; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors subject to the passing            Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities aSection 94 of the Acta for cash
       pursuant to the authority conferred by Resolution
       9, or by way of a sale of treasury shares disapplying
       the statutory pre-emption rights aSection 89(1)
       of the Acta, provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 766,556; aAuthority expires
       unless previously renewed, varied or revoked
       by the Company in general meeting at such time
       as the general authority conferred on the Directors
       by Resolution 9 expiresa; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases aSection 163(3) of the Acta of up
       to 170,345,896 ordinary shares of 0.9 US cents
       each in the capital of the Company, at a minimum
       price of 0.9 US cents and not more than 105%
       above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; aAuthority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 06 SEP 2008a; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Adopt the new Articles of Association as specified        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW GROUP P L C                                                                  Agenda Number:  701506567
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          Against                        Against
       for the YE 31 DEC 2007

3.     Approve the 2007 first interim dividend of USD            Mgmt          For                            For
       4.51 per ordinary share and to confirm the
       2007 second interim dividend of USD 7.38 per
       ordinary share

4.     Re-elect Mr. John Buhanan as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Dr. Pamela J. Kibry as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. Brian Larcombe as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Dr. Rolf W.H Stomberg as a Director              Mgmt          For                            For
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

10.    Approve to renew the Director's authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 80], amount
       for this period be USD 50,194,406; [Authority
       expires the until the conclusion of the next
       AGM of the Company in 2009 or 01 AUG 2009]

S.11   Authorize the Directors' to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 89], amount
       for this period be USD 9,482,121; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 01 AUG 2009]

S.12   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985[the Act],
       to make market purchases [Section 163[3]of
       the Act] of up to 94,821,208; [10% issued share
       capital as at 12 MAR 2008] of 20 Us cents each
       the capital of the Company, more than 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; [Authority expires at
       the conclusion of the AGM of the Company in
       2009 or 01 AUG 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.13   Adopt the Articles of association of the Company          Mgmt          For                            For
       as specified

14.    Approve to increase the limit on individual               Mgmt          For                            For
       participation under the performance share plan,
       so that the initial market value of the shares
       to an award shall not exceed 150% of the participant's
       basic annual salary at the time the award is
       made




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW PLC                                                                          Agenda Number:  701190718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2007
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2006 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Approve the 2006 first interim dividend of 4.1            Mgmt          For                            For
       pence per ordinary share and to confirm the
       2006 second interim dividend of 6.71 pence
       per ordinary share

4.     Re-elect Sir Christopher O Donnell as a Director          Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Adrian Hennah as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. Warren Knowlton as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard De Schutter as a Director            Mgmt          For                            For
       of the Company

8.     Re-elect Dr. Rolf Stomberg as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

11.    Approve to renew the Director s authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 80a, amount
       for this period be USD 52,542,311; aAuthority
       expires the until the conclusion of the next
       AGM of the Company in 2008 or 02 AUG 2008a

S.12   Authorize the Directors  to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company s Articles of Association and
       for the purposes of Article 9 of the Company
       s Articles of Association aSection 89a, amount
       for this period be USD 9,427,032; aAuthority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 02 AUG 2008a

S.13   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985athe Acta,
       to make market purchases aSection 163a3aof
       the Acta of up to 94,270,325; a10% issued share
       capitala of 20p each the capital of the Company,
       more than 105% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; aAuthority
       expires at the conclusion of the AGM of the
       Company or 02 AUG 2008a; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Amend the Articles 140.2, 140.3 of the Articles           Mgmt          For                            For
       of Association, as specified

S.15   Amend the Article 108.2 of the Articles of Association    Mgmt          For                            For
       as specified, the Directors shall restrict
       the borrowings of the Company as specified,
       such exercise they can securel that the aggregate
       amounts for the time beings remaining undischarged
       of all moneys borrowed by the Group as specified,
       exceed the sum of USD 6,500,000,000

16.    Authorize the Company to use electronic means             Mgmt          For                            For
       to convey information to his shareholders,
       including, but not limited to, sending and
       supplying documents are information to his
       shareholders by making them available on website




--------------------------------------------------------------------------------------------------------------------------
 STMICROELECTRONICS NV                                                                       Agenda Number:  701188408
--------------------------------------------------------------------------------------------------------------------------
    Security:  N83574108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2007
        ISIN:  NL0000226223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order and opening                                 Non-Voting

2.     Receive the report of our Managing Board on               Mgmt          Abstain                        Against
       the 2006 FY and discussion thereof

3.     Receive the report of our Supervisory Board               Mgmt          Abstain                        Against
       on the 2006 FY and discussion thereof

4.a    Adopt the Company s statutory annual accounts             Mgmt          For                            For
       for the 2006 FY

4.b    Adopt a dividend of USD 0.30 per ordinary share           Mgmt          For                            For

4.c    Grant discharge to the Sole Member of the Company         Mgmt          For                            For
       s Managing Board

4.d    Grant discharge to the Members of the Company             Mgmt          For                            For
       s Supervisory Board

5.     Appoint 2 Members of the Company s Supervisory            Mgmt          Against                        Against
       Board

6.     Approve the modification of the Stock - Based             Mgmt          Against                        Against
       Compensation Plan for the Members and Professionals
       of the Company s Supervisory Board

7.     Approve the Stock-based portion of the compensation       Mgmt          Against                        Against
       of the Company s President and CEO

8.     Authorize the Supervisory Board, for 5 years              Mgmt          Against                        Against
       as of our 2007 AGM, of the authority to issue
       new shares, to grant rights to subscribe for
       new shares and to limit and/or exclude existing
       shareholders  pre-emptive rights

9.     Authorize the Company s Managing Board, for               Mgmt          For                            For
       18 months as of the Company s 2007 AGM, to
       repurchase the Company s shares, subject to
       the approval of the Company s Supervisory Board

10.    Amend the Company s Articles of Association               Mgmt          For                            For

11.    Question time                                             Non-Voting

12.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SUEZ SA                                                                                     Agenda Number:  701500503
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90131115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the net income for the 2007 FY is of              Mgmt          For                            For
       EUR 5,760,911,877.77 and the retained earnings
       of EUR 0.00, the recommendations of the Board
       of Directors and resolves that the income for
       the FY be appropriated as follows: Statutory
       Dividend [EUR 0.10 per share]: EUR 130,704,352.00
       Additional Dividend [EUR 1.26 per share] EUR
       1,646,874,837.72 Dividends: EUR 1,777,579,189.92,
       other reserves account: EUR 3,983,332,687.85;
       the shareholders will receive a net dividend
       of EUR 1.36 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008, as required By Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 0.79 for FY 2004 EUR 1.00 for
       FY 2005, EUR 1.20 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.38 of
       the French Commercial Code; and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Appoint Mr. Edmond Alphandery as a Director               Mgmt          For                            For
       for a 4-year period

O.6    Appoint Mr. Rene Carron as a Director for a               Mgmt          Against                        Against
       4-year period

O.7    Appoint Mr. Etienne Davignon as a Director for            Mgmt          Against                        Against
       a 4-year period

O.8    Appoint Mr. Albert Frere as a Director for a              Mgmt          Against                        Against
       4-year period

O.9    Appoint Mr. Jean Peyrelevade as a Director for            Mgmt          Against                        Against
       a 4-year period

O.10   Appoint Mr. Thierry De Rudder as a Director               Mgmt          Against                        Against
       for a 4-year period

O.11   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 7,500,000,000.00, the number of shares
       acquired by the Company with a view to their
       retention or their subsequent delivery in payment
       or exchange, as part of an external growth
       operation , cannot exceed 5% of its capital;
       [Authority expires at the end of 18 month period];
       it supersedes the authorization granted by
       the combined shareholders' meeting of 04 MAY
       2007 in its Resolution 10; delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors, in order to             Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of issuing ordinary shares and, or any securities,
       even debt securities, giving access to shares
       of the Company or subsidiaries [the par value
       of the shares issued in accordance with Resolution
       13 shall count against this amount], up to
       a maximum nominal amount of EUR 500,000,000.00
       by way of capitalizing premiums, reserves,
       profits and, or other means, provided that
       such Capitalization is allowed By Law and under
       the By Laws, to be carried out through the
       issue of bonus shares or the raise of the par
       value of the existing shares [ the par value
       of the debt securities issued in accordance
       with Resolution 13 and 14 shall count against
       this amount], [Authority expires at the end
       of 26 month period]; it supersedes the authorizations
       granted by the combined shareholders' meeting
       of 05 MAY 2006, if its Resolution 7

E.13   Authorize to the Board of Directors the necessary         Mgmt          For                            For
       powers to increase the capital, 1 or more occasions,
       in France or abroad, by issuance, without pre
       emptive subscription rights, of ordinary shares
       and, or any securities [even debt securities]
       giving access to shares of the Company or subsidiaries
       or, shares of the Company to which shall give
       right securities to be issued by subsidiaries
       the maximum nominal amount of shares which
       may be issued shall not exceed EUR 500,000,000.00
       [the par value of the debt securities issued
       in accordance with Resolutions 12, shall count
       against this amount] the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 5,000,000,000.00, [Authority
       expires at the end of 26 month period] it supersedes
       the authorizations granted by the combined
       shareholders' meeting of 05 MAY 2006, in Its
       Resolution 8

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of hybrid debt securities the maximum nominal
       amount of the issues, if the present delegation
       is utilized by the Board of Directors, shall
       not exceed EUR 5,000,000,000.00 [the par value
       of the debt securities issued in accordance
       with resolutions 12 and 13, shall count against
       this amount] [Authority expires at the end
       of 26 month period]; it supersedes the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006 in its Resolution 11

E.15   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on 1or more
       occasions, by way of issuing shares to be paid
       in cash, in favor of Employees of the Company
       and some related Companies, who are Members
       of a Group Savings Plan and, or of a Voluntary
       Savings Plan for the retirement [the Employees]
       [Authority expires at the end of 26 month period];
       and for a nominal amount that shall not exceed
       2% of the share capital the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favor of the beneficiaries
       above mentioned, to cancels the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006, in its Resolution 12

E.16   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on1 or more
       occasions, up to a maximum nominal amount of
       EUR 30,000,000.00, by issuance, without pre
       emptive subscription rights, of 15,000,000
       new shares of a par value of EUR 2.00 each
       to cancel the shareholders' preferential subscription
       rights in favor of any entities which only
       subscribe, hold and sell Suez shares or other
       financial instruments the present [Authority
       expires at the end of 18 month period]; to
       cancel the authorization granted by the combined
       shareholders' meeting of 04 MAY 2007, in its
       Resolution 12, to increase the share capital
       in favor of spring multiple 2006 SCA and, or
       any Company which may holds or sells Suez shares;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period [Authority expires at
       the end of 18 month period], it supersedes
       the authorization granted by the combined shareholders'
       meeting of MAY 04 2007, in its Resolution 15;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SUEZ, PARIS                                                                                 Agenda Number:  701189830
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90131115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-May-2007
        ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the Management report of the Board of             Mgmt          For                            For
       Directors and the general report of the Auditors;
       approve the Company s financial statements
       for the YE 31 DEC 2006

O.2    Receive the Management report of the Board of             Mgmt          For                            For
       Directors and the report of the Auditors; approve
       the consolidated financial statements for the
       said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that net earnings for
       the FY of EUR 6,970,079,567.45, plus the retained
       earnings of EUR 0.00, I.E. total of EUR 6,970,079,567.45
       , be appropriated as specified: statutory dividend
       of 5% of the nominal aEUR 0.10 per sharea upon:
       1,277,444,403 existing shares on 31 DEC 2006
       carrying rights to the 2006 dividend: EUR 127,744,440.30
       400,000 new shares carrying rights to the 2006
       dividend, which may be issued in MAR 2007 in
       connection with the reopening of the public
       purchase and exchange periods of Suez on Electrabel
       in favour of the employees: EUR 40,000.00 additional
       dividend aEUR 0.10 per sharea upon these 1,277,844,403
       shares: EUR 1,405,628,843.30 maximum total
       distribution aEUR 1.20 Per Sharea : EUR 1,533,413,283.60
       other reserves account: EUR 5,436,666,283.85;
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code this dividend will be paid on 07 MAY 2007;
       in the event that , on the day the dividends
       are paid, the Company: holds some of its own
       shares, issue less than 400,000 new shares
       carrying rights to the 2006 dividend, the amount
       of the unpaid dividend on such shares shall
       be allocated to the other reserves account;
       as required By-Law

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements Governed by Article L.225-38 of
       the French Commercial Code; approve the agreements
       entered into or carried out during the last
       FY

O.5    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Lagarde as a Director for a 4-years period

O.6    Approve to renew the appointment of Mrs. Anne             Mgmt          Against                        Against
       Lauvergeon as a Director for a 4-years period

O.7    Acknowledge the new corporate name of the Company         Mgmt          For                            For
       Barbier Frinault Et Autres, Statutory Auditor,
       as from 01 JUL 2006: Ernst and Young ET Autres

O.8    Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young ET Autres as the Statutory Auditor for
       a 6-year period

O.9    Appoint the Company Auditex as a Deputy Auditor           Mgmt          For                            For
       for a 6-year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions: maximum purchase price:
       EUR 55.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,000,000,000.00;
       aAuthority expires after 18-monthsa; it supersedes
       the authorization granted by the combined shareholders
       meeting of 05 MAY 2006 in its Resolution 6;
       and to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of warrants
       giving the right to subscribe for 1 or more
       shares in the Company and their allocation,
       free of charge, to all the Company s shareholders;
       the maximum nominal value of ordinary shares
       which may be issued shall not exceed EUR 2,700,000,000.00
       and the maximum number of warrants which may
       be issued shall not exceed the number of outstanding
       shares; this delegation may be used only in
       the event of a public offer concerning the
       Company s shares; aAuthority expires after
       18-monthsa; it cancels and replaces the one
       granted by the combined shareholders  meeting
       of 05 MAY 2006 in its Resolution 10; and to
       take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, by a maximum nominal account of
       EUR 30,000,000.00, by issuance of a maximum
       number of 15,000,000 new shares of a par value
       of EUR 2.00 each; the shareholders  meeting
       decides to cancel the shareholders  preferential
       subscription right in favor of any entity,
       the sole purpose of which is to subscribe,
       hold, sell Suez shares or other financial instruments
       in connection with the implementation of one
       of the multiple formula of Suez Group International
       Employees Shareholding Plan; aAuthority expires
       after 18-monthsa; it cancels the one granted
       by the combined shareholders  meeting of 05
       MAY 2006 in its Resolution 13

E.13   Authorize the Board of Directors, in one or               Mgmt          Against                        Against
       more transactions, to the corporate officers
       and employees of the Company and some related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3% of the share
       capital; aAuthority expires after 38 monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 17 APR 2004 in its Resolution 18;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the corporate officers of the Company and related
       Companies; they may not represent more that
       1% of the share capital; the total number of
       shares thus granted shall count against the
       total number of shares which may be subscribe
       or purchase by virtue of the Resolution 13
       of the combined shareholders  meeting of 04
       MAY 2007; aAuthority expires after 38-monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 13 MAY 2005 in its Resolution 16;
       and to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; aAuthority expires after 18-monthsa;
       it cancels and replaces the one to the same
       effect granted by the combined shareholders
       meeting of 05 MAY 2006 in its Resolution 14;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Amend Articles 22, 23 and 24 of the Bylaws,               Mgmt          For                            For
       as specified

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the law




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701236324
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77282119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2007
        ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Distribution of Retained Earnings as              Mgmt          For                            For
       Cash Dividends

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisiton Rights           Mgmt          For                            For
       in the Form of Stock Options to the Company
       s Directors

6.     Approve Issuance of New Share Acquisiton Rignts           Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company s Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701601355
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77282119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701506644
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456487 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Report on the business year 2007                          Non-Voting

2.     Guest Speaker Dr. Gianluca Maestretti, Freiburger         Non-Voting
       Spital

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2007

4.     Receive the report on the dividend approved               Non-Voting
       by the Board of Directors

5.A    Re-elect Dr. Roland Broenimann to the Board               Mgmt          Against                        Against
       of Directors

5.B    Re-elect Mr. Robert Bland to the Board of Directors       Mgmt          For                            For

5.C    Elect Mr. Amy Wyss to the Board of Directors              Mgmt          For                            For

6.     Ratify the selection of Ernst + Young as the              Mgmt          For                            For
       Auditors for 2008

7.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701201066
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y84629107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2007
        ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 359600 DUE TO ADDITION OF RESOLUTIONS AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR aFINIa
       HOLDS MORE THAN 300,000 SHARES aINCLUSIVEa,
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON
       / AGENT OTHER THAN ITSELF TO PERFORM THE VOTING.
       THE APPOINTMENT LETTER ISSUED TO THE OTHER
       PERSON / AGENT BY THE LOCAL AGENT OR REPRESENTATIVE
       MUST CLEARLY INDICATE THE FINI S VOTING INSTRUCTION
       FOR EACH ITEM IN THE AGENDA. FURTHERMORE, IF
       THE AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       OR SUPERVISOR, THE FINI S VOTING INSTRUCTION
       SHOULD CLEARLY INDICATE THE NAME AND ID NUMBER
       OF THE CANDIDATES FOR WHO THE FINI WOULD LIKE
       TO VOTE OTHERWISE, THE RELEVANT VOTE WOULD
       BE DEEMED AS  ABSTAIN . A RECOMMENDED LIST
       OF DIRECTORS/SUPERVISORS MAY BE GIVEN BY THE
       COMPANY UPON REQUEST. THANK YOU.

       PLEASE NOTE THAT ACCORDING TO ARTICLE 172-1               Non-Voting
       OF COMPANY LAW, SHAREHOLDERaSa, WHO HOLDS 1%
       OR MORE OF THE TOTAL OUTSTANDING SHARES OF
       A COMPANY, MAY MAKE WRITTEN PROPOSAL TO THE
       COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDER
       S MEETING. SUCH PROPOSAL MAY ONLY CONTAIN 1
       MATTER AND LIMITED TO 300 WORDS. A PROPOSAL
       CONTAINING MORE THAN ONE MATTER AND/OR OVER
       300 WORDS SHALL NOT BE INCORPORATED INTO THE
       AGENDA. THANK YOU.

1.     Approve the Chairman s address                            Non-Voting

2.1    Approve the 2006 business operations                      Non-Voting

2.2    Approve the Audited Committee s reports                   Non-Voting

2.3    Approve the status of acquisition or disposal             Non-Voting
       of assets with the related parties for 2006

2.4    Approve the status of guarantee provided by               Non-Voting
       TSMC as of the end of 2006

3.1    Approve to accept the 2006 business report and            Mgmt          For                            For
       financial statements

3.2    Approve the distribution of 2006 profits                  Mgmt          For                            For

3.3    Approve the capitalization of 2006 dividends,             Mgmt          For                            For
       2006 Employee profit sharing and capital surplus

3.4    Amend the Articles of Incorporation                       Mgmt          For                            For

3.5.1  Amend the procedures of acquisition or disposal           Mgmt          For                            For
       of assets

3.5.2  Amend the polices and procedures for financial            Mgmt          Abstain                        Against
       derivatives transactions

3.5.3  Amend the procedures of lending funds to other            Mgmt          Abstain                        Against
       parties

3.5.4  Amend the procedures of endorsement and guarantees        Mgmt          Abstain                        Against

3.5.5  Amend the rules for the election of the Directors         Mgmt          Abstain                        Against
       and the Supervisors

4.     Other business and special motions                        Non-Voting

5.     Meeting adjourned                                         Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701576956
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y84629107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 468955 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Chairman's address                                        Non-Voting

2.1    2007 business report                                      Non-Voting

2.2    Audit Committee's report                                  Non-Voting

2.3    The implementation of common shares buyback               Non-Voting

2.4    TSMC's 'rules and procedures of Board of Directors        Non-Voting
       meetings'

3.1    Approve the 2007 business report and financial            Mgmt          For                            For
       statements

3.2    Approve the distribution of 2007 profits                  Mgmt          For                            For

3.3    Approve the capitalization of 2007 dividends,             Mgmt          For                            For
       2007 employee profit sharing and capital surplus

4.     Other business and special motion                         Non-Voting

5.     Meeting adjourned                                         Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                       Agenda Number:  701235788
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8129E108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3463000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Appropriation of Surplus                                  Mgmt          For                            For

2.     Partial Amendments to the Articles of Incorporation       Mgmt          For                            For

3.1    Election of a Director                                    Mgmt          For                            For

3.2    Election of a Director                                    Mgmt          For                            For

3.3    Election of a Director                                    Mgmt          For                            For

3.4    Election of a Director                                    Mgmt          For                            For

4.     Election of a Corporate Auditor                           Mgmt          For                            For

5.     Election of an Independent Auditor                        Mgmt          For                            For

6.     Payment of bonus allowances to Directors and              Mgmt          For                            For
       Corporate Auditors

7.     Payment of  retirement allowances to a retiring           Mgmt          For                            For
       Director and a retiring Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION FRANCAISE 1 SA TF1, BOULOGNE BILLANCOURT                                         Agenda Number:  701483606
--------------------------------------------------------------------------------------------------------------------------
    Security:  F91255103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000054900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; approve the Company's financial
       statements for the YE 2007, as presented accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code; and approve said
       report and the agreements referred to therein

O.4    Approve, the available profits are of EUR 302,803,577.81  Mgmt          For                            For
       [net income of 203,747,737.59 and retained
       earnings of EUR 99,055,840.22], the recommendations
       of the Board of Directors and resolves that
       the income for the FY be appropriated as follows:
       to the 'other reserves': EUR 15,999,105.58;
       dividends: EUR 181,398,918.20; the balance
       of EUR 105,405,554.03 to the retained earnings,
       the share holders will receive a net dividend
       of EUR 0.85 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 30 APR
       2008; the dividends accruing to the Company'
       s own shares, shall be allocated to the retained
       earnings account as required by Law

O.5    Ratify the cooptation of Mr. Nonce Paolini as             Mgmt          For                            For
       a Director, to replace Mr. Philippe Montagner
       who resigned, for the remainder of Mr. Philippe
       Montagner's term of office, i.e. until the
       shareholders' meeting called to approve the
       financial statements for the FY 2008

O.6    Ratify the cooptation of the Societe Francaise            Mgmt          Against                        Against
       DE Participation ET DE Gestion ,(SEPG), represented
       by Mr. Philippe Montagner, as a Director, to
       replace Mr. Etienne Mougeotte who resigned,
       for the remainder of Mr. Etienne Mougeotte's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.7    Ratify the co-optation of the Company Bouygues,           Mgmt          Against                        Against
       represented by Mr. Philippe Marien as a Director,
       to replace Mr. Olivier Poupart Lafarge who
       resigned, for the remainder of Olivier Poupart
       Lafarge's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.8    Approve to renew the appointment of Mr. Alain             Mgmt          Against                        Against
       Pouyat as a Director for a 2-year period

O.9    Approve the names of the Managing Members of              Mgmt          For                            For
       the Works Committee, their election and appointment
       as Managing Members of the Works Committee
       for a 2 year period

O.10   Appoint the Cabinet KPMG SA as the Statutory              Mgmt          For                            For
       Auditor, to replace the Cabinet Salustro Reydel
       who resigned, for the remainder of the Cabinet
       Salustro Reydel's term of office, i.e. until
       t he shareholders' meeting called to approve
       the financial statements for the FY 2010

O.11   Appoint Mr. Bertrand Vialatte as a Deputy Auditor,        Mgmt          For                            For
       to replace Mr. Michel Savioz who resigned,
       for the remainder of Mr. Michel Savioz's term
       of office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FY 2010

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described: maximum purchase
       price: EUR 35.00, minimum sale price EUR 13.00,
       maximum number of shares to be acquired: 10%
       of the share capital, i. e. 21,341,049 shares,
       maximum funds invested in the share buybacks:
       EUR 960,347,214. 00; [Authority expires at
       the next general meeting, which will deliberate
       upon the annual financial statements for FY
       2008]; it supersedes the part unused of any
       and all earlier authorizations to the same
       effect; and to take all necessary measures
       and accomplish al l necessary formalities

E.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority ends at the end of an 18
       month period] and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of equity
       warrants [with waiver of shareholders' pre
       emptive rights] in the event of a public exchange
       offer concerning the shares of the Company,
       and to increase the capital by a maximum nominal
       value of EUR 100,000,000.00, this amount shall
       not count against the overall ceiling set forth
       in Resolution No. 18 of the combined shareholders'
       meeting of 17 APR 2007; and to take all necessary
       measures and accomplish all necessary formalities;
       this delegation supersedes any and all earlier
       delegations to the same effect

E.15   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, with waiver of shareholders' pre-emptive
       rights in favour of the employees and or the
       corporate officers of TF1 and related Companies;
       they may not represent more than 10% of the
       share capital [the amount of t he capital increase
       resulting from the issuance of the shares shall
       not count against the ceiling set forth in
       Resolution No 18 of the Combined Shareholders'
       Meeting of 17 APR 2007 and not against the
       other ceilings set forth by the Combined Shareholders'
       Meeting of 17 APR 2007]; [Authority expires
       at the end of an 38 month period]; it supersedes
       the part unused of any and all earlier authorizations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors, for an 18               Mgmt          Against                        Against
       month period, to make use, in the event of
       a public offer concerning the Company's shares,
       of the delegations and authorizations granted
       by the Combined Shareholders' Meeting of 17
       APR 2007, to increase the share capital within
       the conditions set forth in Resolutions No.
       18, 19, 20, 21, 22, 23, 24 and 26 of the above
       mentioned shareholders' meeting

E.17   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC, CHESHUNT                                                                         Agenda Number:  701645965
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 490252. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 23 FEB 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 23 FEB 2008

3.     Declare a final Dividend of 7.7 pence per share           Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. Charles Allen as a Director                  Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Rodney Chase as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Karen Cook as a Director                     Mgmt          For                            For

8.     Re-elect Sir Terry Leahy as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Tim Mason as a Director                      Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Approve to determine the remuneration of PricewaterhouseCoopersMgmt          For                            For
       LLP by the Directors

12.    Authorize the Director, in accordance with Section        Mgmt          For                            For
       80 of the Companies Act 1985 (the Act), to
       allot relevant securities [as defined in Section
       80(2) of the Act] of the Company up to an aggregate
       nominal amount of GBP 130.8 million [which
       is equal to approximately 33% of the current
       issued share capital of the Company] [Authority
       expires on 27 JUN 2013]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       on the passing of Resolution 12 pursuant to
       Section 95 of the Act to allot equity securities,
       for cash pursuant to the authority given to
       the Directors, for the purposes of Section
       80 of the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.6 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; [Authority expires
       the earlier of the conclusion of the Company's
       next AGM or 15 months from the date of the
       passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of maximum number
       of ordinary shares up to 784.8 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date; and the amount
       stipulated by article 5(1) of the Buy-back
       and stabilization regulation 2003; and [Authority
       expires the earlier of the close next AGM of
       the Company or 15 months from the date of this
       resolution is passed]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company and all Companies, in               Mgmt          For                            For
       accordance with Section 366 of the New Act,
       that are its subsidiaries at anytime during
       the period for which this resolution: [a] make
       donations to political parties and / or independent
       election candidates, not exceeding GBP 100,000
       in total; [b] make political donations to political
       organizations, other than political parties,
       not exceeding GBP 100,000 in total; [c] incur
       political expenditure not exceeding GBP 100,000
       in total, during the period beginning with
       the date of the passing of this resolution
       and ending on the date of the Company's next
       AGM; for the purpose of this resolution the
       terms political donations, political expenditure,
       independent election candidates, political
       parties and political organization shall have
       the meaning given by part 14 of the New Act

S.16   Adopt, with immediate effect, the Articles of             Mgmt          For                            For
       Association of the Company, in substitution
       for, and to the exclusion of the existing Articles
       of Association of the Company; subject to the
       passing of Resolution 16(a) and with effect
       from 00.01am on 01 OCT 2008 or such later time
       at which Section 175 of the New Act shall be
       brought into force, the New Articles of Association
       of the Company adopted pursuant to Resolution
       16(a) by the deletion of Article 91 and the
       insertion of New Articles 91 and 92, and the
       remaining Articles be numbered and the deletion
       of Article 99 and the insertion of New Article
       100, as specified

S.17   Approve the Company's Animal Welfare Policy               Shr           Against                        For
       endorses the Five Freedoms concept proposed
       by the Farm Animal Welfare Council [FAWC],
       being: 1) Freedom from Hunger and Thirst; 2)
       Freedom from Discomfort; 3) Freedom from Pain,
       injury or Disease; 4) Freedom to Express Normal
       Behaviour; 5) Freedom from Fear and Distress;
       and acknowledge the study published in FEB
       2008 by Knowles, TG et al and funded by the
       UK Department of Environment, Food and Rural
       Affairs, entitled Leg Disorders in Broiler
       Chickens: Prevalence, Risk Factors and Prevention
       and noting that the Company's order, stock
       and sale of standard intensive broiler chickens
       endorses and/or contributes to an average of
       27.6% of birds having poor locomotion and 3.3%
       being almost unable to walk at an average age
       of 40 days notwithstanding a culling process;
       the Company sets a commitment within a fair
       time frame to take appropriate measures to
       ensure that chickens purchased for sale by
       the Company are produced in systems capable
       of providing the Five Freedoms




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NOVA SCOTIA                                                                     Agenda Number:  932807209
--------------------------------------------------------------------------------------------------------------------------
    Security:  064149107                                                             Meeting Type:  Annual
      Ticker:  BNS                                                                   Meeting Date:  04-Mar-2008
        ISIN:  CA0641491075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD A. BRENNEMAN                                       Mgmt          For                            For
       C.J. CHEN                                                 Mgmt          For                            For
       N. ASHLEIGH EVERETT                                       Mgmt          For                            For
       JOHN C. KERR                                              Mgmt          For                            For
       HON. MICHAEL J.L. KIRBY                                   Mgmt          For                            For
       LAURENT LEMAIRE                                           Mgmt          For                            For
       JOHN T. MAYBERRY                                          Mgmt          For                            For
       ELIZABETH PARR-JOHNSTON                                   Mgmt          For                            For
       A.E. ROVZAR DE LA TORRE                                   Mgmt          For                            For
       ARTHUR R.A. SCACE                                         Mgmt          For                            For
       ALLAN C. SHAW                                             Mgmt          For                            For
       PAUL D. SOBEY                                             Mgmt          For                            For
       BARBARA S. THOMAS                                         Mgmt          For                            For
       RICHARD E. WAUGH                                          Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS                       Mgmt          For                            For

03     SHAREHOLDER PROPOSAL 1                                    Shr           For                            Against

04     SHAREHOLDER PROPOSAL 2                                    Shr           Against                        For

05     SHAREHOLDER PROPOSAL 3                                    Shr           Against                        For

06     SHAREHOLDER PROPOSAL 4                                    Shr           Against                        For

07     SHAREHOLDER PROPOSAL 5                                    Shr           Against                        For

08     SHAREHOLDER PROPOSAL 6                                    Shr           Against                        For

09     SHAREHOLDER PROPOSAL 7                                    Shr           Against                        For

10     SHAREHOLDER PROPOSAL 8                                    Shr           Against                        For

11     SHAREHOLDER PROPOSAL 9                                    Shr           Against                        For

12     SHAREHOLDER PROPOSAL 10                                   Shr           Against                        For

13     SHAREHOLDER PROPOSAL 11                                   Shr           Against                        For

14     SHAREHOLDER PROPOSAL 12                                   Shr           Against                        For

15     SHAREHOLDER PROPOSAL 13                                   Shr           Against                        For

16     SHAREHOLDER PROPOSAL 14                                   Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701235473
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04242103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2007
        ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701613108
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04242103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring  Directors,     Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 THE JOYO BANK,LTD.                                                                          Agenda Number:  701295330
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28541100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3394200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701236590
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77970101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2007
        ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve appropriation of surplus                          Mgmt          For                            For

2.1    Elect a Director                                          Mgmt          For                            For

2.2    Elect a Director                                          Mgmt          For                            For

2.3    Elect a Director                                          Mgmt          For                            For

2.4    Elect a Director                                          Mgmt          For                            For

2.5    Elect a Director                                          Mgmt          For                            For

2.6    Elect a Director                                          Mgmt          For                            For

2.7    Elect a Director                                          Mgmt          For                            For

2.8    Elect a Director                                          Mgmt          For                            For

2.9    Elect a Director                                          Mgmt          For                            For

2.10   Elect a Director                                          Mgmt          For                            For

2.11   Elect a Director                                          Mgmt          For                            For

2.12   Elect a Director                                          Mgmt          For                            For

2.13   Elect a Director                                          Mgmt          For                            For

3.     Elect a Statutory Auditor                                 Mgmt          For                            For

4.     Approve payment of bonus for Directors                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701613122
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77970101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THK CO.,LTD.                                                                                Agenda Number:  701608056
--------------------------------------------------------------------------------------------------------------------------
    Security:  J83345108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3539250005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701210407
--------------------------------------------------------------------------------------------------------------------------
    Security:  F92124100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-May-2007
        ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:  Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 365423 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and financial statements for
       the YE 31 DEC 2006

2.     Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and the consolidated financial
       statements for the said financial year in the
       form presented to the meeting

3.     Approve the profits of: EUR 5,252,106,435.07,             Mgmt          For                            For
       the available retained earnings being of EUR
       1,671,090,939.73, the income allocated is :
       EUR 6,923,197,374.80; approve the income for
       the FY be appropriated as: Dividends: EUR 4,503,181,072.11, retained earning: EUR 2,420,016,302.69, dividend
       per share to be paid: EUR 1.87; the remaining
       dividend of EUR 1.00 will be paid on 18 MAY
       2007, the interim and remaining dividends entitle
       natural persons living in France to the 40%

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and the said
       reports and the Agreements referred therein

5.     Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company s shares on the Stock Market, subject
       to the conditions described; maximum purchase
       price: EUR 75.00, maximum number of shares
       to be acquired: 10% of the share capital, I.E.
       81,376,088 shares, maximum funds invested in
       the share buybacks: EUR 6,103,206,600.00; authorization
       is given for an 18 months period, it supersedes
       the fraction unused of the authorization granted
       by the combined shareholder meeting of 12 MAY
       2006 in its Resolution No. 6, the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

6.     Approve to renew the appointment of Mr. Thierry           Mgmt          Against                        Against
       Desmarest as a Director for a 3-year period

7.     Approve to renew the appointment of Mr. Thierry           Mgmt          Against                        Against
       Derudder as a Director for a 3-year period

8.     Approve to renew the appointment of Mr. Serge             Mgmt          Against                        Against
       Tchuruk as a Director for a 3-year period

9.     Approve to renew the appointment of Mr. Daniel            Mgmt          Against                        Against
       Boeuf representing the shareholders employees,
       as a Director for a 3-year period

10.    Appoint Mr. Philippe Marchandise as a Director,           Mgmt          Against                        Against
       representing the shareholders employees, for
       a 3-year period

11.    Appoint Mr. Mohamed Zaki as a Director for a              Mgmt          Against                        Against
       3-year period

12.    Approve to award total annual fees of for EUR             Mgmt          For                            For
       1,100,000.00 to the Directors

13.    Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 4,000,000,000.00 by issuance
       with the shareholders preferred subscription
       rights maintained, the Company as well as any
       securities giving access by all means to ordinary
       shares in the Company; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00; aAuthority
       is valid for a 26 month perioda; to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10th
       of the new capital after each issue

14.    Authorize the Board of Directors to take necessary        Mgmt          Against                        Against
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 1,800,000,000.00 by issuance
       with cancellation the shareholders preferred
       subscription rights, of ordinary shares the
       Company as well as any securities giving access
       by all means to ordinary shares of the Company;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 10,000,000,000.00;
       the total nominal amount of the capital increases
       so carried out shall count against the ceiling
       of EUR 1,800,000,000.00; aAuthority is valid
       for a 26 month perioda; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1-10th of the
       new capital after each issue

15.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions in
       favor of employees of the Company and its related
       French Companies who are Members of a Company
       Savings Plan; athis delegation is given for
       a 26 month perioda and for a nominal amount
       that shall not exceed 1.5% of the share capital

16.    Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant in 1 or more transactions, to employees
       and corporate offices of Total SA and Companies
       in which Total SA holds at least 10% of the
       capital options giving the right either to
       subscribe for a new shares in the Company to
       be issued through a share capital increase;
       it being provided that the options shall not
       give right to a total number of shares which
       shall exceed 1.5% of the capital; aauthority
       is valid for a 38 month perioda it supersedes
       the amount unused of the combined shareholders
       meeting of 14 MAY 2004 in its Resolution No.19

17.    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10% of the share capital
       over a 24 months period; this authority  supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 07 MAY 2002
       in its Resolution No.13 it is given until the
       general meeting which will deliberate upon
       the annual financial statements ended on 31
       DEC 2011

18.    Amend the Article 13 of the Bylaws, concerning            Mgmt          For                            For
       the means which may be used to attend the Board
       of Directors meeting

19.    Amend the Article 17-2 of the Bylaws as specified         Mgmt          For                            For

20.    Amend the Article 17-2 of the By-laws as specified        Mgmt          For                            For

A.     Approve to modify the procedure to designate              Mgmt          For                            For
       a Director who is an employee and who represents
       the shareholders employees in order that the
       candidates subject to the approval of the shareholders
       meeting are better represented

B.     Approve to allow free allocation of the shares            Mgmt          For                            For
       to the WORLDWIDE Group s employees in connection
       with the new provision of Article L. 443-6
       of the Labour Code

C.     Approve to repeal the voting limitation existing          Mgmt          For                            For
       in the Bylaws of Total SA




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701562414
--------------------------------------------------------------------------------------------------------------------------
    Security:  F92124100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447484 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 5,778,925,418.44, balance available
       for distribution: EUR 8,275,800,768.51 Dividends:
       EUR 4,983,591,440.79 as retained earnings:
       EUR 3,292,209,327.72 as required by Law, it
       is reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 4,426.30 for FY
       2006, EUR 3,930.90 for FY 2005, EUR 3,339.80
       for FY 2004; the interim dividend of EUR 1.00
       was already paid on 16 NOV 2007, the remaining
       dividend of EUR 1.07 will be paid on 23 MAY
       2008, and will entitle natural persons to the
       50% allowance, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and approve
       the agreements entered into or which remained
       in force during the FY

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Thierry Desmarest

O.6    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Christophe De Margerie

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions; the maximum purchase price:
       EUR 80.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,050,558,160.00;
       [Authority expires at the end of 18 months
       period]; to take all necessary measures and
       accomplish all necessary formalities; authorize
       supersedes the fraction unused; authorization
       granted by the shareholders' meeting of 11
       MAY 2007 in its Resolution 5

O.8    Approve to renew the appointment of Mr. M. Paul           Mgmt          For                            For
       Desmarais Jr. as a Director for a 3-year period

O.9    Approve to renew the appointment of Mr. Bertrand          Mgmt          For                            For
       Jacquillat as a Director for a 3-year period

O.10   Approve to renew the appointment of Mr. Lord              Mgmt          For                            For
       Peter Levene of Portspoken as a Director for
       a 3-year period

O.11   Appoint Ms. Patricia Barbizet as a Director               Mgmt          For                            For
       for a 3-year period

O.12   Appoint Mr. M. Claude Mandil as a Director for            Mgmt          For                            For
       a 3-year period

E.13   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 2,500,000,000.00 by issuance
       with preferred subscription rights maintained,
       of shares and or debt securities; to increase
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 10,000,000,000.00, by way of
       capitalizing reserves, profits, premiums or
       other means, provided that such capitalization
       is allowed By-Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of 26 months]; and this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 875,000,000.00 by issuance
       with preferred subscription rights maintained,
       of ordinary shares or debt securities; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00;
       [Authority expires at the end of 26 months];
       this amount shall count against the overall
       value set forth in Resolution 13; and to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10
       of the new capital after each increase

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of 26 months]; this amount
       shall count against the overall value set forth
       in Resolution 14; and to decide to cancel the
       shareholders' preferential subscription rights;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions as
       its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 months]; the nominal
       amount that shall not exceed EUR 1.5 and to
       decide to cancel the shareholders' preferential
       subscription rights in favour of the employees
       for whom the capital increase is reserved;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.17   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 0.8% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 17 MAY 2005 in its Resolution No.13

A.     PLEASE NOTE THAT THIS A SHAREHOLDERS PROPOSAL:            Shr           Against                        For
       Approve to remove the terms of office of Mr.
       Mantoine Jeancourt Galignani as a Director

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Amend the Article 12 of  the ByLaws

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board of Directors to grant,
       for free, on one or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.2% of the share capital [Authority expires
       at the end of 26 month period]; this amount
       shall count against the overall value set forth
       in resolution 13; to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries of the shares that are
       granted; and to take all necessary measures
       and accomplish all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701279855
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Jul-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUL 2007 AT 18:30 [AND A THIRD CALL ON 30
       JUL 2007] AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Appoint 1 Director                                        Mgmt          For                            For

E.1    Approve the merger project for incorporation              Mgmt          For                            For
       of Capitalia SPA into Unicredit SPA as per
       Article 2501, Civil Code and consequent amendments
       to the By-Laws

E.2    Grant authority to dispose of some own shares             Mgmt          For                            For
       in favor of No. 425.000 rights of purchase
       to be assigned to the Directors, not belonging
       to capitalia , replacing some rights not yet
       allotted previously and amending the resolutions
       approved by the shareholders meeting of 16
       DEC 2006

E.3    Amend the Articles 27, 28 and 32 of the By-Laws           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701506454
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 08 MAY 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       to gether with Board of Directors and the auditing
       Company report Board of Auditors report presentation
       of consolidated balance sheet

O.2    Approve the profits allocation                            Mgmt          For                            For

O.3    Approve the Long Term Incentive Plan 2008 for             Mgmt          For                            For
       the Top Management of the Group Unicredit

O.4    Approve the Shareholding Plan for all Unicredit           Mgmt          For                            For
       Group Employees

O.5    Appoint the Directors                                     Mgmt          For                            For

O.6    Approve the determine the emoluments to the               Mgmt          For                            For
       Member of the Board of Directors

O.7    Amend the Articles 1, 2, 8, 9, 18, 19 and 20              Mgmt          For                            For
       of Unicredit Group Meeting regulations

O.8    Approve the emoluments for saving the shareholders        Mgmt          For                            For
       common representative

O.9    Authorize the current activites as per the Article        Mgmt          For                            For
       2390 of the civil code

E.1    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on 1 or more occasions
       for a maximum period of 1 year starting from
       the date of the shareholders resolution, a
       corporate capital increase, with no option
       right, of max EUR 61,090,250 corresponding
       to up to 122,180,500 unicredit ordinary shares
       with NV EUR 0.50 each, reserved to the Management
       of the holding and of group banks and Companies
       who hold position s of particular importance
       for the purposes of achieving the groups overall
       objectives consequent amendments to the Articles
       of Association

E.2    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on one or more occasions
       for a maximum period of 5 years starting from
       the date of the shareholders resolution, a
       free corporate capital increase, of maxeur
       12,439,750 corresponding to up to 24,879,500
       unicredit ordinary shares with NV EUR 0.50
       each, reserved to the Management of the holding
       and of group banks and companies who hold positions
       of particular importance for the purposes of
       achieving the groups overall objectives consequent
       amendments to the Articles of Association

E.3    Approve the repeal of the Section [vi] [of the            Mgmt          For                            For
       Executive Committee] and of the Articles 27,
       28, 29, 30, 31, 32 of the Corporate By Laws
       and related renumbering of the following Sections
       and the Articles amendment of the Articles
       1, 2, 4, 5, 6, 8, 9, 17, 21, 22, 23, 26, 27,
       28, 29 [as renumbered after the elimination
       of the Articles 27, 28, 29, 30, 31, 32] of
       the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 UNICREDITO ITALIANO SPA, GENOVA                                                             Agenda Number:  701183484
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-May-2007
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THE MEETING HELD ON 30 APR               Non-Voting
       2007 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 10 MAY 2007. RECORD
       DATE CHANGED FROM 26 APR TO 07 MAY 2007. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 02 MAY 2007.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the extension of the appointment of               Mgmt          For                            For
       KPMG S.P.A. for the accounting audit of the
       Company s financial statement, consolidated
       financial statement, the half year report and
       the intermediate consolidated financial statement

O.2    Receive the financial statements as at 31 DEC             Mgmt          For                            For
       2006, accompanied by reports by the Director
       and the Auditing Company, report by the Board
       of Statutory Auditors and the consolidated
       financial statement

O.3    Approve the allocation of net profit for the              Mgmt          For                            For
       year

O.4    Approve the number of the Directors                       Mgmt          For                            For

O.5    Authorize the Board of Directors to reallocate            Mgmt          Against                        Against
       the remuneration already resolved on by the
       shareholders meeting in favor of the Members
       of both the Executive and the Audit Committee
       in the event of a reorganization of the Board
       Committees

O.6    Appoint the Board of the Statutory Auditors,              Mgmt          For                            For
       of its Chairman and the substitute Directors

O.7    Approve the remuneration due to the Board of              Mgmt          For                            For
       Statutory Auditors

O.8    Approve the Unicredit Group Long Term Incentive           Mgmt          For                            For
       Plan 2007

E.1    Authorize the Board of Directors to resolve               Mgmt          For                            For
       a cash capital increase of a maximum nominal
       value of EURO 525,000,000

E.2    Authorize the Board of Directors to resolve,              Mgmt          For                            For
       to increase share capital, with the exclusion
       of subscription rights

E.3    Authorize the Board of Directors to resolve               Mgmt          For                            For
       to carry out a free capital increase

E.4    Amend some clauses of Articles of Association             Mgmt          For                            For
       and insertion of a new Section XII and a new
       Clause 40




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI                                                                                     Agenda Number:  701484963
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       showing a profit of EUR 1,504,370,455.00

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.88 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 1,504,370,455.00 retained earnings:
       EUR 2,200,000,000.00 balance available for
       distribution: EUR 3,704,370,455.00 Legal reserve:
       EUR 4,240,216.00 dividends: EUR 1,514,062,753.00
       other reserves: EUR 0.00 retained earnings:
       EUR 2,186,067,486.00 total: EUR 3,704,370,455.00
       the shareholders will receive a net dividend
       of EUR 1.30 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008

O.5    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Jean-Rene FOURTOU as a member of the Supervisory
       Board for a 4-year period

O.6    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Claude BEBEAR as a member of the Supervisory
       Board for a 4-year period

O.7    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Gerard BREMOND as a member of the Supervisory
       Board for a 4-year period

O.8    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Mehdi DAZI as a member of the Supervisory Board
       for a 4-year period

O.9    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Henri LACHMANN as a member of the Supervisory
       Board for a 4-year period

O.10   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Pierre RODOCANACHI as a member of the Supervisory
       Board for a 4-year period

O.11   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Karel VAN MIERT as a member of the Supervisory
       Board for a 4-year period

O.12   Appoint Mr. M. Jean-Yves CHARLIER as a member             Mgmt          For                            For
       of the Supervisory Board for a 4-year period

O.13   Appoint Mr. M. Philippe DONNET as a member of             Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.14   Approve to award a total annual fees of EUR               Mgmt          For                            For
       1,500,000.00 to the Supervisory Board

O.15   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: Maximum
       purchase price: EUR 40.00, Maximum funds invested
       in the share buybacks: EUR 3,490,000,000.00;
       [Authority expires for 18-month period]; to
       take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the Shareholders' Meeting of 19
       APR 2007 in its resolution number 6

E.16   Grant authority to the Executive Committee to             Mgmt          For                            For
       reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 26-month period; [Authority expires for 24-month
       period]; to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       11

E.17   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       in 1 or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2.5% of the capital
       share; [Authority expires for 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities, this amount shall
       count against the overall value set forth in
       resolution number 7 of the 19 APR 2007 Shareholders'
       Meeting; this authorization supersedes the
       fraction unused of the authorization granted
       by the General Meeting held in 28 APR 2005
       in its resolution number 12

E.18   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       for free, on 1 or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.5% of the share capital; [Authority
       expires for 38-month period]; to take all necessary
       measures and accomplish all necessary formalities;
       this amount shall count against the overall
       value set forth in resolution number 7 of the
       19 APR 2007 Shareholders' Meeting; this authorization
       supersedes the fraction unused of the authorization
       granted by the General Meeting held in 28 APR
       2005 in its resolution number 13

E.19   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the company who are
       members of a Company savings plan; [Authority
       expires for 26-month period] and for a nominal
       amount that shall not exceed 2.5% of the capital
       share; this amount shall count against the
       overall value set forth in resolution number
       7 of the General Meeting held in 19 APR 2007;
       the Shareholders' Meeting decides to cancel
       the Shareholders' preferential subscription
       rights in favour of members of a Corporate
       Savings Plan; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       10

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Foreigner subsidiary
       Company who are members of a Company Savings
       Plan; [Authority expires for 18-month period]
       and for a nominal amount that shall not exceed
       2.5% of the capital share; this amount shall
       count against the overall value set forth in
       resolution number 19 of the general meeting
       held in 19 APR 2007; the shareholders' meeting
       decides to cancel the Shareholders' preferential
       subscription rights in favour of any person
       corresponding to the specification given by
       the Shareholders' Meeting; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 19 APR 2007 in its
       resolution number 19

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI, PARIS                                                                              Agenda Number:  701169890
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2007
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company s financial
       statements for the YE in 2006, as presented,
       showing earnings of EUR 4,412,354,584.59

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-88 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the distributable
       income for the FY be appropriated as follows:
       income for the FY: EUR 4,412,354,584.59 retained
       earnings: EUR 10,389,661,400.91 total: EUR
       14,802,015,985.50 allocated to: legal reserve:
       EUR 1,956,028.25 dividends: EUR 1,386,784,539.60
       other reserves: EUR 11,213,275,417.65 retained
       earnings: EUR 2,200,000,000.00 total: EUR 14,802,015,985.50 the shareholders will receive a net dividend
       of EUR 1.20 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 26 APR 2007;
       as required Bylaw

O.5    Ratify the co-optation of Mr. Mehdi Dazi as               Mgmt          For                            For
       Supervisory Board Member until the shareholders
       meeting called to approve the financial statements
       for the FY 2008

O.6    Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company s shares on the stock market or
       otherwise subject to the conditions described
       below: maximum purchase price: EUR 45.00 maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 4,000,000,000.00; aAuthority
       expires on 18-month perioda; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the remaining period of the authorization granted
       by the combined shareholders  meeting of 20
       APR 2006 in its Resolution E.10

E.7    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       and securities giving access to the capital;
       aAuthority expires on 26-month perioda; the
       number of securities to be issued may be increased
       in accordance with the conditions governed
       by Article L.225-135-1 of the French Commercial
       Code; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 7

E.8    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, in France or
       abroad, by a maximum nominal amount of EUR
       500,000,000.00, by issuance, with cancellation
       of the shareholders  preferred subscription
       rights, of common shares and securities giving
       access to the capital; aAuthority expires on
       26-month perioda; the number of securities
       to be issued may be increased in accordance
       with the conditions governed by Article L.225-135-1
       of the French Commercial Code; the shareholders
       meeting authorizes, for the same period, the
       Executive Committee to increase the share capital,
       up to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to the share capital;
       the Executive Committee may also proceed with
       a capital increase in consideration for securities
       tendered in a public exchange offer initiated
       by the Company concerning the shares of another
       Company; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, particularly in the 1 given
       by the shareholders  meeting dated 28 APR 2005
       in the Resolution 8; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.9    Authorize the Executive Committee to decide               Mgmt          For                            For
       on 1 or more capital increases, up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed Bylaw and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares; aAuthority expires on 26-month
       perioda; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, particularly the 1 given by the shareholder
       s meeting dated 28 APR 2005 in the Resolution
       10; the amount of capital increases carried
       out by virtue of the present resolution shall
       count against the overall value set forth in
       the Resolution E.7

E.10   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       in favour of employees, and former employees
       of the Company and Companies of the Vivendi
       Group, who are Members of the Group savings
       plan; aAuthority expires on 26-month perioda;
       and for a total number of shares that shall
       not exceed 1.5% of the share capital; and to
       take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 28 APR 2006
       in its Resolution 11; the amount of capital
       increases carried out by virtue of the present
       resolution shall count against the overall
       value set forth in the Resolution E.7

E.11   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       10% of the share capital over a 24 month period;
       aAuthority expires on 26-month perioda; and
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, particularly the 1 given
       by the shareholder s meeting dated 20 APR 2006
       in its Resolution 11

E.12   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       No L.225-71 of the French Commercial Code modified
       by the Law no 2006-1170 of 30 DEC 2006 and
       amend Article 8 of the Bylaws-Supervisory Board
       Member elected by the employees

E.13   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Articles
       84-1 and 108-1 of the decree No 67-236 of 23
       MAR 1967 modified by the decree of 11 DEC 2006
       and amend Articles 10 and 14 of the Bylaws-organization
       of the Supervisory Board and organization of
       the Executive Committee

E.14   Approve to bring the Articles of the Bylaws               Mgmt          For                            For
       into conformity with the provisions of Article
       136 of the decree No 67-236 of 23 MAR 1967
       modified by the decree of 11 DEC 2006 and amend
       Article 16 of the Bylaws-shareholders  meeting

E.15   Approve to decide the 15 day period applicable            Mgmt          Against                        Against
       for the declarations of the Statutory exceeding
       of the thresholds and amend Article 5 of the
       Bylaws-shares in order to bring it to 5 market
       days

E.16   Amend Article 17 of the Bylaws-voting rights              Mgmt          For                            For

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC, NEWBURY BERKSHIRE                                                       Agenda Number:  701308454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G93882135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jul-2007
        ISIN:  GB00B16GWD56
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the report of the Directors and financial      Mgmt          For                            For
       statements for the YE 31 MAR 2007

2.     That Sir John Bond, a Director retiring voluntarily       Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

3.     That Arun Sarin, a Director retiring voluntarily          Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

4.     That Dr Michael Boskin, a Director retiring               Mgmt          Against                        Against
       voluntarily and offering himself for re-election,
       be and is hereby re-elected as a Director of
       the Company

5.     That John Buchanan, a Director retiring voluntarily       Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

6.     That Andy Halford, a Director retiring voluntarily        Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

7.     That Anne Lauvergeon, a Director retiring voluntarily     Mgmt          For                            For
       and offering herself for re-election, be and
       is hereby re-elected as a Director of the Company

8.     That Professor Jurgen Schrempp, a Director retiring       Mgmt          For                            For
       voluntarily and offering himself for re-election,
       be and is hereby re-elected as a Director of
       the Company

9.     That Luc Vandevelde, a Director retiring voluntarily      Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

10.    That Anthony Watson, a Director retiring voluntarily      Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

11.    That Philip Yea, a Director retiring voluntarily          Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

12.    That Vittorio Colao, a Director retiring in               Mgmt          For                            For
       accordance with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

13.    That Alan Jebson, a Director retiring in accordance       Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

14.    That Nick Land, a Director retiring in accordance         Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

15.    That Simon Murray, a Director retiring in accordance      Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

16.    That the final dividend recommended by the Directors      Mgmt          For                            For
       of 4.41p per ordinary share for the YE 31 MAR
       2007 be declared payable on the ordinary shares
       of the Company to all members whose names appeared
       on the Register of Members on 08 JUN 2007 and
       that such dividend be paid on 03 AUG 2007

17.    To approve the Remuneration Report of the Board           Mgmt          For                            For
       for the YE 31 MAR 2007

18.    To re-appoint Deloitte & Touche LLP as the Auditors       Mgmt          For                            For
       to the Company until the next AGM

19.    To authorise the Audit Committee to determine             Mgmt          For                            For
       the remuneration of the Auditors

20.    That the authority conferred on the Directors             Mgmt          For                            For
       by Article 16.2 of the Company's Articles of
       Association be renewed and for this purpose;
       20.1 the Section 80 amount be USD 1,000,000,000;
       and 20.2 the prescribed period be the period
       ending on the date of the AGM in 2008 or on
       24 October 2008, whichever is the earlier

S.21   That, subject to the passing of Resolution 20,            Mgmt          For                            For
       the power conferred on the Directors by Article
       16.3 of the Company's Articles of Association
       be renewed for the prescribed period specified
       in Resolution 20.2 and for such period the
       Section 89 amount be USD 290,000,000

S.22   That the Company be generally and unconditionally         Mgmt          For                            For
       authorised for the purposes of Section 166
       of the Companies Act 1985 to make market purchases
       [as defined in Section 163 of that Act] of
       ordinary shares in the capital of the Company
       provided that: 22.1 the maximum aggregate number
       of ordinary shares which may be purchased is
       5,200,000,000; 22.2 the minimum price which
       may be paid for each ordinary share is US 11
       3/7 cents; 22.3 the maximum price (excluding
       expenses) which may be paid for any ordinary
       share does not exceed the higher of 1) 5% above
       the average closing price of such shares for
       the five business days on the London Stock
       Exchange prior to the date of purchase and
       2) the higher of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange; and 22.4 this authority
       shall expire at the conclusion of the Annual
       General Meeting of the Company held in 2008
       or on 24 October 2008, whichever is the earlier,
       unless such authority is renewed prior to that
       time (except in relation to the purchase of
       ordinary shares the contract for which was
       concluded before the expiry of such authority
       and which might be executed wholly or partly
       after such expiry)

S.23   That the Company be authorised, subject to and            Mgmt          For                            For
       in accordance with the provisions of the Companies
       Act 2006 to send, convey or supply all types
       of notices, documents or information to the
       shareholders by means of electronic equipment
       for the processing [including digital compression],
       storage and transmission of data, employing
       wires, radio optical technologies or any other
       electromagnetic means, including by making
       such notices, documents or information available
       on a website

S.24   That the proposed Articles of Association contained       Mgmt          For                            For
       in the document marked A submitted to this
       AGM and initialled for the purposes of identification
       by the Chairman be approved and adopted as
       the new Articles of Association of the Company,
       in substitution for and to the exclusion of
       the existing Articles of Association with effect
       from the end of this meeting

S.25   PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That pursuant to the provisions of Article
       114.2 of the Company's Articles of Association,
       and notwithstanding the provisions of Article
       114.1 of the Company's Articles of Association,
       the directors of the Company shall act in accordance
       with such directions as may be given to them
       by ordinary resolution at any general meeting
       of the Company taking place on or before 01
       JAN 2009

26     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That unless proposals are put to the shareholders
       of the Company in general meeting to alter
       the capital structure of the Company by either:
       26.1 sub-dividing the Company's issued ordinary
       shares into: (i) new ordinary shares of a smaller
       nominal value; and ii) a new class of listed
       tracking shares representing the Company's
       45 percent economic interest in Cellco Partnership
       (doing business as Verizon Wireless) and entitling
       the holders thereof to receive dividends based
       on the Company's net earnings attributable
       to, and dividends received from, Cellco Partnership
       (doing business as Verizon Wireless), accounted
       for separately; to receive the net proceeds
       from the sale or other disposal of the Company's
       interest in Cellco Partnership (doing business
       as Verizon Wireless); and to such other rights
       and preferences as the board sees fit; or 26.2
       adopting a scheme of arrangement under S 425
       Companies Act 1985 that introduces a new group
       holding company with a capital structure that
       includes the following, each of which will
       be issued pro rata to existing shareholders
       in consideration for the cancellation of their
       shares in the Company: i) a new class of listed
       tracking shares representing the Company's
       45 percent economic interest in Cellco Partnership
       (doing business as Verizon Wireless) and entitling
       the holders thereof to receive dividends based
       on the new group holding company's net earnings
       attributable to, and dividends received from,
       Cellco Partnership (doing business as Verizon
       Wireless), accounted for separately; to receive
       the net proceeds from the sale or other disposal
       of the new group holding company's interest
       in Cellco Partnership (doing business as Verizon
       Wireless); and to such other rights and preferences
       as the board sees fit; and ii) 100 percent
       of the ordinary shares of the new group holding
       company; or 26.3 adopting a scheme of arrangement
       under S 425 Companies Act 1985 under which
       shareholders of the Company receive, pro rata
       to their shareholdings in the Company, in consideration
       for the cancellation of their shares in the
       Company: i) 100% of the ordinary shares of
       a new holding company that owns, directly or
       indirectly, the Company's entire interest in
       Cellco Partnership (doing business as Verizon
       Wireless); and ii) 100% of the ordinary shares
       of a second new holding company that owns,
       directly or indirectly, the Company's other
       assets; by 31 MAR 2008, all fees payable to
       the directors of the Company pursuant to the
       provisions of Article 85 of the Articles of
       Association of the Company for their services
       as directors of the Company after that date
       shall (by reason of this resolution and Article
       85.2 of the Articles of Association of the
       Company) be allocated and paid solely to the
       Chairman of the Board of Directors of the Company

27.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That unless proposals are put to the shareholders
       of the Company in general meeting to amend
       the capital structure of the Company by adopting
       a scheme of arrangement under s425 Companies
       Act 1985 that introduces a new group holding
       company with a capital structure that includes
       the following, each of which will be issued
       pro rata to existing shareholders in consideration
       for the cancellation of their shares in the
       Company: i) at least GBP 0.65 principal amount
       of new listed bonds per issued share in the
       Company, issued or guaranteed by such holding
       company or the Company, denominated in such
       currencies as the board sees fit and bearing
       interest at such rate and containing such other
       terms as the board determines, with the advice
       of the Company's financial advisors, will result
       in such bonds trading at par upon issuance;
       and ii) 100 percent of the ordinary shares
       of the new group holding company; by 31 MAR
       2008, all fees payable to the directors of
       the Company pursuant to the provisions of Article
       85 of the Articles of Association of the Company
       for their services as directors of the Company
       after that date shall (by reason of this resolution
       and Article 85.2 of the Articles of Association
       of the Company) be allocated and paid solely
       to the Chairman of the Board of Directors of
       the Company

S.28   PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That the Articles of Association of the Company
       be amended by the inclusion of the following
       article to be designated article 189: Shareholder
       approval of certain acquisitions; The Company
       may not, at any time prior to 31 March 2010,
       directly or through any direct or indirect
       subsidiary of the Company, acquire or enter
       into an agreement to acquire the assets, undertaking,
       shares, or other equity securities of any person
       (other than the Company or a person which was
       a subsidiary of the Company on 31 March 2007)
       where the aggregate consideration, in the case
       of any one acquisition, exceeds GBP 1,000,000,000
       and, in the case of all transactions completed
       or agreed to in any consecutive 24 month period,
       exceeds GBP 5,000,000,000 without the previous
       sanction of a special resolution of the Company,
       unless the board shall have submitted to a
       vote of the shareholders of the Company a resolution
       to alter the capital structure of the Company
       through a scheme of arrangement under S425
       Companies Act 1985 whereby either: 28.1 a new
       group holding company is formed to hold 100%
       of the share capital of the Company and the
       new group holding company issues to the existing
       shareholders of the Company, pro rata to their
       shareholdings in the Company, in consideration
       for the cancellation of their shares in the
       Company: i) at least GBP 0.65 principal amount
       of new listed bonds per issued share in the
       Company, issued or guaranteed by such holding
       company or the Company, denominated in such
       currencies as the board sees fit and bearing
       interest at such rate and containing such other
       terms as the board determines, with the advice
       of the Company's financial advisors, will result
       in such bonds trading at par upon issuance;
       ii) a new class of listed tracking shares representing
       in aggregate 100% of the Company's 45% economic
       interest in Cellco Partnership (doing business
       as Verizon Wireless) and entitling the holders
       thereof to receive dividends based on the new
       group holding Company's net earnings attributable
       to, and dividends received from, Cellco Partnership
       (doing business as Verizon Wireless), accounted
       for separately; to receive the net proceeds
       from the sale or other disposal of the new
       group holding company's interest in Cellco
       Partnership (doing business as Verizon Wireless);
       and to such other rights and preferences as
       the board sees fit; and iii) 100% of the ordinary
       shares in such new group company; or 28.2 the
       existing shareholders of the Company receive,
       pro rata to their shareholdings in the Company,
       in consideration for the cancellation of their
       shares in the Company: i) 100% of the ordinary
       shares of a new holding company that owns,
       directly or indirectly, the Company's entire
       interest in Cellco Partnership (doing business
       as Verizon Wireless); ii) 100% of a second
       new holding company that owns, directly or
       indirectly, the Company's other assets; and
       iii) at least GBP 0.65 principal amount of
       new listed bonds per issued share in the Company,
       issued or guaranteed by either or both of such
       holding companies or by the Company, denominated
       in such currencies as the board sees fit and
       bearing interest at such rate and containing
       such other terms as the board determines, with
       the advice of the Company's financial advisors,
       will result in such bonds trading at par upon
       issuance."

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO AN ISSUER PAY MEETING. IFYOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701570310
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9531A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of the Company for              Mgmt          For                            For
       the year ended 31 DEC 2007

2.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and the Auditors' report for the
       YE 31 DEC 2007

5.     Approve the report of the audited financial               Mgmt          For                            For
       statements and the Auditors' report of the
       Company for the YE 31 DEC 2007

6.     Approve the distribution of profit to the shareholders    Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

7.     Re-appoint Shandong Zheng Yuan Hexin Accountants          Mgmt          For                            For
       Limited as the PRC Auditors of the Company
       and authorize the Directors to determine their
       remuneration

8.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the non-PRC Auditors of the Company and
       authorize the Directors to determine their
       remuneration

9.     Authorize the Board of Directors for payment              Mgmt          For                            For
       of interim dividend [if any] to the shareholders
       of the Company for the YE 31 DEC 2008

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       [the Existing Articles] by changing the name
       for "Weifang Diesel Factory" to "Weichai Group
       Holdings Limited and by replacing the 1st paragraph
       of Article 7, as specified

S.11   Authorize the Board of the Directors to separately        Mgmt          Against                        Against
       or concurrently allot, issue and deal with
       additional A Shares and/or H Shares and to
       make or grant offers, agreements and/or options
       in respect thereof, subject to the following
       conditions: a) the general mandate shall not
       extend beyond the relevant period save that
       the Board of Directors may during the relevant
       period make or grant offers, agreements and/or
       options which may require the exercise of such
       power after the end of the relevant period;
       b) the aggregate nominal amount of the A Shares
       and the H Shares allotted and issued or agreed
       conditionally or unconditionally to be allotted
       and issued [whether pursuant to an option or
       otherwise] by the Board of Directors [otherwise
       than pursuant to any scrip dividend scheme
       [or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend], any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Company] shall not
       exceed 20% of the aggregate nominal amount
       of the A and H Shares in issue, respectively,
       in each case as at the date of passing of this
       resolution; and c) the Board of Directors will
       only exercise its power under the general mandate
       in accordance with the Company Law of the People's
       Republic of China [the PRC, which for the purpose
       of this resolution excludes the Hong Kong Special
       Administrative Region [Hong Kong], the Macau
       Special Administrative Region and Taiwan] and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as may be amended from time to time] and,
       if required, only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained [provided that in the event that
       A Shares are to be issued pursuant to the General
       Mandate, and if the then applicable laws and
       regulations of the PRC require such issue to
       be approved by the shareholders of the Company,
       further meeting(s) of the shareholders of the
       Company will be convened to consider and approve
       such a share issue; and in the event that the
       general mandate is not approved by the relevant
       regulatory authorities in the PRC in respect
       of the issue of A Shares, the general mandate
       shall be limited to the issue of H Shares only];
       [Authority expires the earlier of the conclusion
       the conclusion of the next AGM of the Company
       following the passing of this special resolution,
       unless, by a special resolution passed at that
       meeting, the General Mandate is renewed, either
       unconditionally or subject to conditions or
       the expiry of the period within which the next
       AGM is required by the Articles of Association
       of the Company or any applicable law to be
       held]; and, authorize the Board of Directors,
       contingent on the Board of Directors resolving
       to exercise the general mandate and/or issue
       shares pursuant to this resolution above: a)
       to approve, execute and do, and/or procure
       to be executed and done, all such documents,
       deeds and matters which it may consider necessary
       in connection with the exercise of the general
       mandate and/or the issue of shares, including
       but not limited to the time, price and quantity
       of and the place for such issue, to make all
       necessary applications to the relevant authorities,
       and to enter into underwriting agreement(s)
       or any other agreement(s); b) to determine
       the use of proceeds and to make all necessary
       filings and registration with the relevant
       authorities in the PRC, Hong Kong and/or any
       other places and jurisdictions [as appropriate];
       and c) to increase the registered capital of
       the Company and make all necessary amendments
       to the Articles of Association of the Company
       to reflect such increase and to register the
       increased capital with the relevant authorities
       in the PRC, Hong Kong and/or any other places
       and jurisdictions [as appropriate]




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701100771
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Dec-2006
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Annual Financial report, Directors            Non-Voting
       Report and Audit Report of Westpac for the
       YE 30 SEP 2006

2.A    Re-elect Mr. Carolyn Judith Hewson as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       Articles 9.2 and 9.3 of the Constitution

2.B    Re-elect Mr. Peter David Wilson as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Articles 9.2 and 9.3 of the Constitution

2.C    Elect Ms. Elizabeth Blomfield Bryan as a Director         Mgmt          For                            For
       of the Company pursuant to Article 9.7 of the
       Constitution

3.     Approve to increase the yearly maximum sum available      Mgmt          For                            For
       to Non-Executive Directors of Westpac Banking
       Corporation as remuneration for their services
       from AUD 2.5 million to AUD 3.0 million, from
       the year commencing 01 JAN 2007, to be divided
       amongst them in a manner they may determine

4.A    Approve the establishment of an equity-based              Mgmt          For                            For
       reward plan, to be called the Westpac Reward
       Plan  WRP , for the provision of long term
       incentives to employees of Westpac and its
       subsidiaries

4.B    Approve the establishment of an equity-based              Mgmt          For                            For
       reward plan, to be called the Restricted Share
       Plan, for provision of a retention benefit
       to employees of Westpac and its subsidiaries

5.     Adopt the annual Remuneration Report for the              Mgmt          For                            For
       YE 30 SEP 2006




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701405929
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditors' report of Westpac
       for the YE 30 SEP 2007

2.a    Re-elect Mr. Edward [Tad] Alfred Evans as a               Mgmt          For                            For
       Director of Westpac Banking Corporation, who
       retires in accordance with Articles 9.2 and
       9.3 of the Constitution

2.b    Re-elect Mr. Gordon McKellar Cairns as a Director         Mgmt          For                            For
       of Westpac Banking Corporation, who retires
       in accordance with Articles 9.2 and 9.3 of
       the Constitution

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to grant the restricted shares under
       the Chief Executive Officer Restricted Share
       Plan and grant of performance share rights
       and performance options under the Chief Executive
       Officer Performance Plan to the future Managing
       Director and the Chief Executive Officer, Mr.
       Gail Kelly, as specified

S.4    Amend the Westpac Constitution as specified               Mgmt          For                            For

5.     Adopt the annual remuneration report for the              Mgmt          For                            For
       YE 30 SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932923483
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Consent
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF WBD FOODS OJSC ANNUAL REPORT: BE              Mgmt          For
       IT RESOLVED THAT WBD FOODS OJSC ANNUAL REPORT,
       PREPARED ON THE BASIS OF ACCOUNTING DATA ACCORDING
       TO RUSSIAN STANDARDS FOR Y2007, BE APPROVED.

02     APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS,              Mgmt          For
       INCLUDING THE INCOME STATEMENT, (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC: BE IT RESOLVED
       THAT THE Y2007 ANNUAL FINANCIAL STATEMENTS,
       INCLUDING THE INCOME STATEMENT (PROFIT AND
       LOSS ACCOUNTS) OF WBD FOODS OJSC, BE APPROVED.

03     ALLOCATION OF THE PROFIT (INCLUDING PAYMENT/DECLARATION   Mgmt          For
       OF DIVIDENDS) AND LOSSES OF WBD FOODS OJSC:
       THE PART OF NET PROFIT REFLECTED IN Y2007 FINANCIAL
       STATEMENTS IN ACCORDANCE WITH RUSSIAN STANDARDS,
       IN THE AMOUNT OF 9 897 017 RUR 16 KOP. BE TRANSFERRED
       TO THE RESERVE FUND. THE REST OF THE NET PROFIT
       IN THE AMOUNT OF 967 589 417 RUR 82 KOP. BE
       UNALLOCATED. NOT TO DECLARE PAYMENT OF DIVIDENDS.

04     APPROVAL OF ERNST & YOUNG LLC AS WBD FOODS OJSC           Mgmt          For
       AUDITOR FOR 2008.

06     APPROVAL OF CHANGE OF THE AMOUNT OF THE BOARD             Mgmt          For
       OF DIRECTOR MEMBER COMPENSATION.

7A     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: GAVRILENKO, LESYA MIKHAILOVNA

7B     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DAVIDIUK, ALEXANDER ANATOLIEVICH

7C     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: DZHEMELINSKAYA, VICTORIA VALERIEVNA

7D     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: IESHKINA, IRINA NIKOLAEVNA

7E     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: NAZAROVA, TATIANA ANATOLIEVNA

7F     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: KOZLOVA, ELENA ALEKSEEVNA

7G     ELECTION OF THE MEMBER OF WBD FOODS OJSC AUDITING         Mgmt          For
       COMMISSION: POPOV, ALEXANDER DMITRIEVICH

08     APPROVAL OF THE COMPANY'S AMENDED CHARTER.                Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  932935907
--------------------------------------------------------------------------------------------------------------------------
    Security:  97263M109                                                             Meeting Type:  Annual
      Ticker:  WBD                                                                   Meeting Date:  27-Jun-2008
        ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          For
       OF DIRECTORS: DE SELLIERS, GUY

5B     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: DUBININ, MIKHAIL VLADIMIROVICH

5C     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: O'NEIL, MICHAEL

5D     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: ORLOV, ALEKSANDR SERGEEVICH

5E     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: PLASTININ, SERGEI ARKADIEVICH

5F     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YUSHVAEV, GAVRIL ABRAMOVICH

5G     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: IAKOBACHVILI, DAVID

5H     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: YASSIN, EVGENY GRIGORIEVICH

5I     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: RHODES, MARCUS J.

5J     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: KOSTIKOV, IGOR VLADIMIROVICH

5K     ELECTION OF THE MEMBER OF WBD FOODS OJSC BOARD            Mgmt          No vote
       OF DIRECTORS: VINCENT, JACQUES




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MINING CO LTD                                                                  Agenda Number:  701067654
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2006
        ISIN:  CN0009131243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: the agreement entered into            Mgmt          For                            For
       between the Company and the controlling shareholder
       on 18 AUG 2006 for the acquisition and all
       the transactions contemplated under the agreement;
       and the execution of the agreement by the Directors
       of the Company and authorize the Directors
       of the Company to do all such acts and things
       and to sign and execute all documents and to
       take such steps as the Directors of the Company
       or any one of them  may in their absolute
       discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the agreement or any of
       the transactions contemplated thereunder and
       all other matters incidental thereto

2.     Appoint Mr. Zhang Baocai as a Non-Independent             Mgmt          For                            For
       Director of the Company, with effect from the
       conclusion of the EGM until the close of the
       general meeting in which the Directors for
       the fourth session of the Board are elected

S.3    Amend the Sub-Paragraph 2 of Article 12 of the            Mgmt          For                            For
       Articles of Association of the Company as specified
       and authorize the Directors of the Company
       or any one of them  to do all such things
       as necessary in connection with such amendment




--------------------------------------------------------------------------------------------------------------------------
 YASKAWA ELECTRIC CORPORATION                                                                Agenda Number:  701601292
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9690T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3932000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For

7.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

8.     Approve Retirement Allowance for Retiring Outside         Mgmt          For                            For
       Corporate Auditors, and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Outside Director



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Hansberger International Series
By (Signature)       /s/ David L. Giunta
Name                 David L. Giunta
Title                President and Chief Executive Officer
Date                 09/02/2008